                                                          [LOGO OF JOHN HANCOCK]

                                   ANNUAL REPORT                    [LOGO OF IA]

                                   December 31, 1999  [LOGO OF ALLIANCE CAPITAL]

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    INSURANCE FOR THE UNEXPECTED.
INVESTMENTS FOR THE OPPORTUNITIES.(R)                      VARIABLE SERIES TRUST

                                                          [LOGO OF JOHN HANCOCK]

Dear Shareholder,


Quality that endures over time is not created over night. It takes planning, discipline, and commitment. No one understands this better than we do. John Hancock was one of the first insurance companies in America to recognize the appeal and value of variable product portfolios. Today, we offer state-of-the-art variable life and variable annuity products that are critical components of the financial portfolios of our life insurance and annuity customers. Whether purchased for protection, accumulation, or retirement planning, our variable life and variable annuity products are designed and managed to offer tremendous value to all of our customers.


                                    [PHOTO]

                                       Thomas J. Lee,
                          President and Vice Chairman

We have carefully built an investment structure that's ideally suited to meet the needs of all of our customers -- the Variable Series Trust (VST). The VST holds funds that are available with our variable life and variable annuity products. John Hancock has formed relationships with many world class investment firms to manage the various fund choices within the VST. We also oversee the management of these funds to ensure that they remain true to the strategies and investment styles that you, our shareholders, have selected. We believe a real value-added component in making the VST's investment structure work lies in the ongoing monitoring of investment performance and style.

Nothing is more important to us than providing you with the best possible protection and investment solutions available -- and the quality customer service that's essential to maintaining your trust in us. We look forward to the opportunity to continue our relationship with you as we enter the new millennium together. You have our promise that we will continue to manage and monitor the Variable Series Trust with our most important asset in mind -- you, our shareholder. Thank you for your confidence in John Hancock.


[PHOTO]

Michele G. Van Leer, Chairman





Sincerely,

/s/ Michele G. Van Leer       /s/ Thomas J. Lee

Michele G. Van Leer           Thomas J. Lee
Chairman                      President and Vice Chairman

 Economic Overview: Annual Review 1999
 John Hancock Economic Research

 1999 was a terrific year for everybody except bond investors, who saw interest rates climb steadily throughout the year. The economy continued to defy gravity as growth far exceeded expectations, the unemployment rate declined to its lowest level in 30 years, and inflation remained under wraps.
 Continued strong growth above the economy's perceived speed limit spooked fixed income investors. Their inflation fears were heightened by tightening labor markets, the yawning current account deficit, and surging oil prices.
 So far the markets' worst fears have not materialized. Commodity prices in general have risen only slightly and higher energy prices have not infected core prices materially. Wage rates have decelerated rather than accelerated. While the dollar has weakened substantially against the yen, it has fared much better against most other currencies and foreign capital continues to flow easily into the US.
 Nevertheless, the general consensus has emerged that the best times are most likely behind us and that inflationary forces are gathering. In response the Fed pushed up short term interest rates three times last year for a total of 75 basis points while jawboning debt markets to boost their long term rates and steepen the yield curve. The Fed ended the year clearly on the inflation watch and in a preemptive mode. They even saw a dark side to surging productivity growth: it was pushing up equity prices too high and creating an overly optimistic environment on both Wall Street and Main Street.

Strong growth led by consumer and investment spending
 As in the past few years, the economy was led by continuing strong consumer spending and business investment. Consumption growth rose for the fourth year in a row, topping 5% for the year and underpinned by strong income growth, low inflation, and continuing gains in household net worth.
 Business fixed investment remained strong, although decelerating somewhat from 1998, primarily because of weak business construction activity. Inventory restocking also lagged as firms had difficulty maintaining inventories at desirable levels in the middle of the year.
 Residential investment had another strong year although housing activity began to taper off toward year end, under pressure from rising mortgage rates. Housing starts set new records in 1999 while inventories of unsold homes declined to historically low levels. Nevertheless, housing prices remained reasonably well behaved, with some emerging speculative activity in several coastal markets associated with high tech.
 Imports surged as domestic production could not keep up with domestic demand, leading to a nearly 50% increase in the trade deficit. With the exception of oil, import prices remained virtually unchanged over the year, helping to keep a cap on inflationary pressures. Meanwhile, economies overseas began to show signs of recovery and this was reflected in improving US exports, although not enough to overcome the surge in imports.

Few signs of inflation
 Productivity growth continued to accelerate throughout the year, as it approached 3% in the fourth quarter, more than double the average a decade ago. The combination of tight labor markets and rapid technological change propelled the surge in productivity and helped keep a lid on inflation.
 Prices remained remarkably well behaved throughout the year, even though above trend economic growth raised concerns of inflation's reemergence. Consumer prices rebounded slightly with jumps in oil and tobacco prices, but core prices continued their steady decline. Producer prices rebounded more abruptly on the heels of higher energy prices and tightening commodity markets. Overall, prices showed few signs of accelerating during the year.
 Labor markets tightened a bit as the unemployment rate declined to 4.1% of the labor force by the end of the year, a rate not seen since the 1960s. The economy created more than 2 million new jobs last year and employers showed more creativity in filling them by drawing new workers into the labor force from immigrants, the unemployed, and those outside the labor force. Despite such tight labor market conditions, upward momentum in wages evaporated last year, as wage growth handily beat inflation rates and workers continued to value job security over even larger wage gains.
 Interest rates rose steadily throughout the year. With strong productivity growth boosting the real rate of return on capital, real interest rates rose above 4%, a full percentage point above their long term average. In addition, fear of a resurgence in inflation on the heels of continued strong economic growth pushed up the inflation premium which led to higher nominal interest rates.
 Three quarter-point boosts in the Fed Funds rate ratified those increases and the Fed clearly indicated that it would continue raising rates until the economy slowed to a more sustainable growth rate, somewhat below 4%. It appears as if the Fed is finally prepared to start restricting access to the punch bowl in the hopes of extending the longest party on record.

                                                    Inception: March 29, 1986
 Growth & Income Fund
 Independence Investment Associates, Inc.                     Paul F. McManus

 During the fourth quarter of 1999 the stock market rebounded strongly from the third quarter levels led primarily by the technology sector. The Growth and Income Fund was up 12.31% in the quarter compared to 14.88% the S&P 500. With the appreciation in technology stocks during the year, the sector has grown to nearly 30% of the S&P500. The stock market advance was also very narrow with just a few stocks driving returns. Growth as a style did far better than value in 1999. Within the technology sector, there was a wide disparity in performance. The highest P/E issues did better than more reasonably priced issues. We did hold a market weighting in technology stocks that fit our criteria of selecting stocks that have good value and improving fundamental trends, but this strategy did not work as well in 1999. The stocks that did best were lofty P/E technology stocks like Qualcomm, Nextel, and AirTouch Communications. We held stocks like Cisco Systems, Hewlett Packard, and Dell Computer which fit our investment criteria more appropriately.
 The economic environment remains positive and we expect solid growth over the near term. Rising interest rates will likely impact the auto and housing sectors most negatively. We expect other non-US economies to grow at a faster pace over the next year particularly as Asia recovers further. This should benefit stock market sectors such as the basic materials industry companies in the forest product, capital goods, and consumer areas. The Growth and Income Fund has representation in most of those sectors in order to benefit from this environment. Regardless of trends, we will continue to adhere to our philosophy of selecting stocks that have attractive value and improving trends while managing risk through individual stock selection and industry diversification.

                                    [GRAPH]

                            Historical Fund Return

             Growth and   S&P 500                 Growth and   S&P 500
Date        Income Fund    Index     Date        Income Fund    Index
 6/30/89      10,000      10,000      1/31/95      18,220      18,828
 7/31/89      10,592       9,329      2/28/95      18,939      18,879
 8/31/89      10,826       9,449      3/31/95      19,359      19,670
 9/30/89      10,926       9,698      4/30/95      19,923      19,601
10/31/89      10,840       9,458      5/31/95      20,586      20,464
11/30/89      10,874      10,381      6/30/95      21,055      20,842
12/31/89      11,082      10,308      7/31/95      21,727      21,559
 1/31/90      10,434      10,275      8/31/95      21,869      21,766
 2/28/90      10,608       9,347      9/30/95      22,816      21,975
 3/31/90      10,917       8,887     10/31/95      22,667      22,298
 4/30/90      10,749       8,854     11/30/95      23,623      22,873
 5/31/90      11,508       9,425     12/31/95      23,961      22,967
 6/30/90      11,679       9,683      1/31/96      24,599      21,945
 7/31/90      11,759      10,111      2/29/96      24,917      22,410
 8/31/90      11,106      10,835      3/31/96      25,235      23,670
 9/30/90      10,598      11,093      4/30/96      25,519      24,318
10/31/90      10,554      11,124      5/31/96      26,110      26,164
11/30/90      11,238      11,600      6/30/96      26,253      25,651
12/31/90      11,548      11,070      7/31/96      25,013      27,244
 1/31/91      12,067      11,588      8/31/96      25,609      27,465
 2/28/91      12,871      11,860      9/30/96      26,798      26,322
 3/31/91      13,172      11,665     10/31/96      27,453      27,894
 4/30/91      13,166      11,822     11/30/96      29,280      29,606
 5/31/91      13,678      11,344     12/31/96      28,776      30,927
 6/30/91      13,011      12,641      1/31/97      30,257      33,383
 7/31/91      13,460      12,406      2/28/97      30,423      31,526
 8/31/91      13,748      12,564      3/31/97      29,238      33,253
 9/30/91      13,581      12,318      4/30/97      30,655      32,143
10/31/91      13,781      12,677      5/31/97      32,318      33,631
11/30/91      13,302      12,745      6/30/97      33,592      34,209
12/31/91      14,546      12,560      7/31/97      36,594      34,589
 1/31/92      14,292      13,066      8/31/97      34,740      37,083
 2/29/92      14,461      12,803      9/30/97      36,761      38,982
 3/31/92      14,218      12,950     10/31/97      35,378      39,375
 4/30/92      14,669      12,996     11/30/97      36,709      38,698
 5/31/92      14,813      13,434     12/31/97      37,348      40,270
 6/30/92      14,704      13,610      1/31/98      37,752      39,841
 7/31/92      14,706      13,710      2/28/98      40,833      34,081
 8/31/92      14,910      13,895      3/31/98      43,117      36,264
 9/30/92      15,077      14,194      4/30/98      43,236      39,214
10/31/92      15,051      13,846      5/31/98      42,764      41,590
11/30/92      15,637      14,220      6/30/98      44,579      43,987
12/31/92      15,841      14,267      7/31/98      44,059      45,826
 1/31/93      16,004      14,199      8/31/98      37,295      44,402
 2/28/93      16,228      14,740      9/30/98      39,208      46,178
 3/31/93      16,731      14,631     10/31/98      42,703      47,967
 4/30/93      16,284      14,928     11/30/98      45,260      46,834
 5/31/93      16,707      14,788     12/31/98      48,645      49,434
 6/30/93      16,872      14,970      1/31/99      50,277      47,890
 7/31/93      16,779      15,471      2/28/99      48,716      47,653
 8/31/93      17,456      15,054      3/31/99      50,158      46,347
 9/30/93      17,486      14,399      4/30/99      52,271      49,280
10/31/93      17,785      14,586      5/31/99      50,747      50,282
11/30/93      17,626      14,824      6/30/99      54,246      53,244
12/31/93      17,952      14,458
 1/31/94      18,486      14,936
 2/28/94      17,948      15,544
 3/31/94      17,252      15,170
 4/30/94      17,552      15,517
 5/31/94      17,619      14,947
 6/30/94      17,300      15,166
 7/31/94      17,767      15,560
 8/31/94      18,428      16,164
 9/30/94      17,884      16,642
10/31/94      18,169      17,126
11/30/94      17,566      17,803
12/31/94      17,853      18,221

Top Ten Holdings (as of December 31, 1999)
------------------------------------------------------------------------
                            % of          six months ago
                         Investments    % of investments
Microsoft Corp.             5.6%               4.7%
General Electric Co.        4.7%               3.8%
Cisco Systems, Inc.         3.6%               1.6%
Citigroup, Inc.             3.2%               3.2%
Intel Corp.                 2.5%               2.5%
United Technologies Corp.   2.4%               2.8%
American Online, Inc.       2.1%               1.0%
MCI WorldCom, Inc.          2.1%               2.2%
Warner-Lambert Co.          2.0%               N/A
Time Warner, Inc.           1.9%               1.3%
Average Annual Total Returns*
------------------------------------------------------------------------
               Growth & Income      S&P 500*       MorningStar
                     Fund            Index         Peer Group+
                  -----------    -------------     ------------
1  Year             16.23%           21.04%           18.80%
3  Years            25.25            27.56            24.29
5  Years            25.93            28.55            25.37
10 Years            17.70            18.20            16.95
Top Ten Sectors (as of December 31, 1999)
------------------------------------------------------------------------
                             % of                          % of
                          Investments                   Investments
Technology                   30.1%   Retail                6.6%
Financial                    13.2%   Consumer Cyclical     6.2%
Capital Equipment            12.5%   Energy                5.7%
Health Care                   8.8%   Consumer Staple       3.1%
Utility                       8.4%   Basic Material        2.7%

*Total returns are for the periods ended December 31, 1999. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the Fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

 ."Standard & Poors 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by John Hancock Life Insurance Company. The product is not sponsored, endorsed, fold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the product.

+Source: MorningStar, Inc. Data as of 12/31/99. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having a Large Blend investment style.

                                                       Inception: May 1, 1996
 Equity Index Fund
 State Street Global Advisors                                 Management Team

 The S&P 500 came roaring back in the fourth quarter, posting a gain of 14.88%. This compares with the third quarter's loss of 13.75%. For all of 1999, the S&P rose 21.04%. This is the fifth straight year the index has risen by more than 20%. To put that in perspective, the previous high for consecutive 20% years was two. The index had provided a compound return of over 250% over the last 5 years.

 Small cap stocks narrowly outperformed the S&P in 1999. The Russell 2000 rose 21.26%, besting the S&P for the first time since 1993. Large cap growth stocks outperformed their value counterparts by 15.53% (28.25% vs. 12.72%).

 The index was narrow again this year. The top 30 names provided all of the index return. The technology sector accounted for approximately 75% of the benchmark return. Microsoft rose 68%, and Qualcomm rose 350% after entering the index in July. Technology now accounts for nearly 30% of the S&P 500 Index. The top ten names in the index account for more than 25% on the index capitalization.

 The Fund returned 21.08% in 1999, besting the index by 5 basis points. Since State Street Global Advisors began managing the fund in May 1997, the fund has provided an annualized return of 27.25%.

 The Fund attempts to track the performance of The S&P 500 Index by fully replicating the index. The fund attempts to match the index holdings and weights for each security in order to provide returns close to the index return.

                                    [GRAPH]
                            Historical Fund Return
                                 Equity Index Fund             S&P 500* Index
      04/01/96                        10,000                      10,000
      05/31/96                        10,210                      10,258
      06/28/96                        10,231                      10,300
      07/31/96                         9,825                       9,842
      08/30/96                         9,971                      10,050
      09/30/96                        10,509                      10,615
      10/31/96                        10,787                      10,906
      11/29/96                        11,561                      11,734
      12/31/96                        11,423                      11,504
      01/31/97                        12,133                      12,218
      02/28/97                        12,221                      12,317
      03/31/97                        11,736                      11,805
      04/30/97                        12,409                      12,510
      05/30/97                        13,119                      13,278
      06/30/97                        13,727                      13,870
      07/31/97                        14,821                      14,971
      08/29/97                        13,993                      14,139
      09/30/97                        14,756                      14,913
      10/31/97                        14,267                      14,415
      11/28/97                        14,887                      15,082
      12/31/97                        15,169                      15,342
      01/01/98                        15,336                      15,512
      02/27/98                        16,441                      16,631
      03/31/98                        17,280                      17,482
      04/30/98                        17,455                      17,658
      05/29/98                        17,151                      17,355
      06/30/98                        17,850                      18,060
      07/31/98                        17,664                      17,867
      08/31/98                        15,096                      15,284
      09/30/98                        16,067                      16,263
      10/30/98                        17,369                      17,586
      11/30/98                        18,419                      18,652
      12/31/98                        19,484                      19,727
      01/29/99                        20,296                      20,552
      02/26/99                        19,669                      19,913
      03/31/99                        20,464                      20,710
      04/30/99                        21,252                      21,512
      05/28/99                        20,743                      21,004
      06/30/99                        21,904                      22,170
      07/31/99                        21,220                      21,477
      08/31/99                        21,115                      21,371
      09/30/99                        20,541                      20,785
      10/31/99                        21,833                      22,101
      11/30/99                        22,274                      22,550
      12/31/99                        23,592                      23,878
Top Ten Holdings (as of December 31, 1999)
------------------------------------------------------------------------------
                                                   % of        six months ago
                                               investments    % of investments
Microsoft Corp.                                    4.7%              4.0%
General Electric Co.                               4.0%              3.2%
Cisco Systems, Inc.                                2.7%              1.8%
Wal-Mart Stores, Inc.                              2.4%              1.9%
Aim Stic Prime Fund                                2.4%              2.5%
Exxon Mobil Corp.                                  2.2%              1.6%
Intel Corp.                                        2.1%              1.7%
Lucent Technologies, Inc.                          1.8%              1.8%
Prime Obligation Fund                              1.8%              0.8%
International Business Machines Corp.              1.5%              2.0%
Average Annual Total Returns*
------------------------------------------------------------------------------
                      Equity Index                S&P 500*         MorningStar
                         Fund(1)                    Index          Peer Group+
                 ----------------------  ----------------------- -------------
1 Year                  21.08%                     21.04%             18.80%
3 Years                 27.35                      27.56              24.29
Since Inception         26.36                      26.79               N/A
(5/1/96)
Top Ten Sectors (as of December 31, 1999)
------------------------------------------------------------------------------
                       % of                                            %of
                   investments                                     investments
Technology            29.9%             Retail                         6.6%
Financial             16.5%             Consumer Cyclical              5.7%
Capital Equipment      8.8%             Consumer Staple                5.5%
Health Care            8.7%             Energy                         5.3%
Utility                8.7%             Basic Material                 2.8%

(1) Returns reflect waiver of advisory fee, reimbursement of all non-advisory fund expenses, and extra-ordinary capital contributions of $84,000 in 1996 and $250,000 in 1997.

* Total returns are for the period ended December 31, 1999. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

 .    "Standard & Poor's 500" is a trademark of The McGraw-Hill Companies, Inc.
     and has been licensed for use by John Hancock Life Insurance Company. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

+ Source: MorningStar, Inc. Data as of 12/31/99. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all the variable annuity and life sub-accounts within the Morningstar variable universe having a Large Blend investment style.

                                                       Inception: May 1, 1996
 Large-Cap Value Fund T. Rowe Price Associates, Inc.          Brian C. Rogers

 In terms of overall market environment, 1999 was a year characterized by both a pronounced investor preferences for growth stocks and an advance led by a relatively small number of companies. Most of the excitement centered on the Nasdaq Composite dominated by technology stocks, which enjoyed the lion's share of gains last year. The major factor behind our lagging relative performance was our underweighting in technology, a sector that nearly doubled in value in 1999. We would not normally expect to hold large positions in this sector, since the lofty valuations of most technology shares exclude them as candidates for purchase.
 The Fund benefited from several companies involved in merger and acquisition activities. Our winners included BCE, Citigroup, Reynolds Metals, Dow Jones, and U.S. West. However, other solid companies were disappointing, including our holdings in Bank One, National City, Heinz, and Waste Management, which struggled through the year and largely offset our more profitable investments. We took advantage of market volatility by adding new positions and beefing up existing holdings. Among our purchases were Disney, American Home Products, Lockheed Martin, Unilever, and Xerox. In our view, these companies possess far more value and appreciation potential than the market is currently giving them credit for.
 We expect the Fed to maintain its monetary stance in favor of tightening with a view toward restraining inflation in a rapidly growing economy. While the economic news and low rate of inflation continue to be positive, it's difficult to envision an even more positive environment for stocks than we have so far experienced. These factors prompt us to remain cautious in our expectations for 2000. However, since so many sectors were left behind in the great bull market of the past couple of years, many interesting opportunities have become available in the midst of the general euphoria.

                                    [GRAPH]

                            Historical Fund Return

                                  Russell 1000                  Large-Cap
                                   Value Index                 Value Fund
       04/01/96                      10,000                      10,000
       05/31/96                      10,125                      10,190
       06/28/96                      10,133                      10,255
       07/31/96                       9,750                       9,977
       08/30/96                      10,029                      10,186
       09/30/96                      10,428                      10,618
       10/31/96                      10,831                      10,860
       11/29/96                      11,616                      11,451
       12/31/96                      11,468                      11,390
       01/31/97                      12,024                      11,699
       02/28/97                      12,201                      11,979
       03/31/97                      11,762                      11,724
       04/30/97                      12,256                      12,016
       05/30/97                      12,941                      12,582
       06/30/97                      13,496                      13,059
       07/31/97                      14,511                      13,805
       08/29/97                      13,994                      13,447
       09/30/97                      14,840                      14,081
       10/31/97                      14,425                      13,703
       11/28/97                      15,063                      14,220
       12/31/97                      15,503                      14,643
       01/01/98                      15,283                      14,538
       02/27/98                      16,312                      15,249
       03/31/98                      17,310                      15,954
       04/30/98                      17,426                      15,869
       05/29/98                      17,167                      15,598
       06/30/98                      17,387                      15,561
       07/31/98                      17,081                      15,106
       08/31/98                      14,539                      13,634
       09/30/98                      15,373                      14,373
       10/30/98                      16,564                      15,261
       11/30/98                      17,336                      15,884
       12/31/98                      17,926                      15,999
       01/29/99                      18,069                      15,599
       02/26/99                      17,814                      15,470
       03/31/99                      18,183                      15,889
       04/30/99                      19,881                      17,600
       05/28/99                      19,662                      17,469
       06/30/99                      20,233                      17,932
       07/31/99                      19,641                      17,537
       08/31/99                      18,912                      17,003
       09/30/99                      18,251                      16,393
       10/31/99                      19,301                      16,973
       11/30/99                      19,151                      16,678
       12/31/99                      19,243                      16,523

Top Ten Holdings (as of December 31, 1999)
------------------------------------------------------------------------------
                                                   % of        six months ago
                                               investments    % of investments
Exxon Mobil Corp.                                  3.5%              1.6%
International Paper Co.                            2.1%              1.6%
SBC Communications Inc.                            2.0%              2.4%
BP Amoco plc                                       1.9%              1.7%
Mellon Financial Corp.                             1.8%              N/A
Atlantic Richfield Co. (ARCO)                      1.8%              1.5%
GTE Corp.                                          1.8%              1.7%
American Home Products Corp.                       1.7%              1.6%
Alltel Corp.                                       1.7%              2.0%
Citigroup, Inc.                                    1.6%              1.4%


Average Annual Total Returns*
------------------------------------------------------------------------------
                     Large-Cap               Russell 1000        MorningStar
                     Value Fund              Value Index         Peer Group+
                ----------------------  ----------------------- --------------
1 Year                  3.28%                      7.35%              7.53%
3 Years                13.20                      18.83              15.33
Since Inception        14.67                      19.54               N/A
(5/1/96)
Top Ten Sectors (as of December 31, 1999)
------------------------------------------------------------------------------
                         % of                                         %of
                     investments                                  investments
Financial               17.2%          Consumer Cyclical             10.1%
Energy                  15.4%          Capital Equipment              8.3%
Utility                 13.1%          Health Care                    5.0%
Basic Material          10.8%          Technology                     4.3%
Consumer Staple         10.7%          Transportation                 2.6%

* Total returns are for the period ended December 31, 1999. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/99. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Large Value investment style.

                                                   Inception: August 31, 1999
 Large-Cap Value Core Fund Goldman Sachs Asset Management  Clark/Jones/Pinter

  For the period since inception (August 31, 1999) through December 31, 1999, the Large Cap Value CORE Fund returned 3.58% at net asset value, outperforming its benchmark, the Russell 1000 Value Index, which returned 1.75%.
  The economy continued to advance over the year, as evidenced by U.S. GDP growth running in recent months at 5% or better on an annualized basis, a 31-year high in consumer confidence and a 29-year low in the domestic jobless rate. The Federal Reserve Board, however, mindful of the risks associated with a shrinking labor supply, raised interest rates three times during the year, resulting in a total increase of the Fed Funds rate of 0.75% in 1999.
  The year proved exceptional for the U.S. stock indices. While the S&P 500 Index and Russell 1000 Index had annual returns of 21.04% and 20.9%, respectively, the Russell 2000 Index, which severely lagged larger cap indices earlier in the year, posted a 21.26% return, ending the year ahead of the S&P 500 Index for the first time in six years. 1999 also witnessed record-setting spreads between returns for growth and value, as the Index's return of 7.34% significantly underperformed the 33.15% return of the Russell 1000 Growth Index.
  Our quantitative process seeks out stocks with good momentum that also appear to be good values. We prefer stocks favored by fundamental research analysts, and less volatile stocks with lower-than-average probability of reporting disappointing earnings. Over the long term, these factors have led to excess returns, although they typically do not all work well at the same time. During 1999, our investment themes produced mixed results in the Russell 1000 Value universe. The momentum theme contributed greatly towards returns, while the value theme, contrary to long-term averages, detracted greatly from returns. CORE's preference for stocks that appear to be good values had the biggest negative impact on returns, indicating the market's strong distaste for value. The low risk and research themes were flat during the year.

                                    [GRAPH]

                            Historical Fund Return

                               Large-Cap Value              Russell 1000
         DATE                     Core Fund                  Value Index
       08/31/99                    10,000                      10,000
       09/30/99                    10,001                       9,650
       10/31/99                     9,711                      10,206
       11/30/99                    10,332                      10,126
       12/31/99                    10,358                      10,175

Top Ten Holdings (as of December 31, 1999)
-----------------------------------------------------------------------------
                                                  % of        six months ago
                                              investments    % of investments
Exxon Mobil Corp.                                 5.4%              N/A
AT&T Corp.                                        3.7%              N/A
Citigroup, Inc.                                   3.4%              N/A
SBC Communications, Inc.                          2.7%              N/A
Bank of America Corp.                             2.2%              N/A
American International Group, Inc.                2.1%              N/A
Chase Manhattan Corp.                             1.9%              N/A
Chevron Corp.                                     1.7%              N/A
Dow Chemical Co.                                  1.6%              N/A
BCE, Inc.                                         1.6%              N/A

Average Annual Total Returns*
-----------------------------------------------------------------------------
                        Large-Cap                 Russell 1000
                     Value Core Fund               Value Index
                   ----------------------  -----------------------
Since Inception            3.58%                      1.75%
(8/31/99)

Top Ten Sectors (as of December 31, 1999)
-----------------------------------------------------------------------------
                         % of                                         %of
                     investments                                  investments
Financial               28.7%          Basic Material                 6.5%
Utility                 17.8%          Capital Equipment              4.9%
Energy                  10.8%          Consumer Staple                3.6%
Consumer Cyclical       10.7%          Retail                         3.4%
Technology               8.1%          Health Care                    3.0%

* Total returns are for the period ended December 31, 1999. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of the Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

                                                    Inception: March 29, 1986
 Large-Cap Growth Fund
 Independence Investment Associates, Inc.                         Mark Lapman

 The Large-Cap Growth Fund returned a very strong 17.78% in the fourth quarter, as growth stocks once again outperformed. For the year, your Fund returned 24.07%. Average annual returns for the past five years are now 28.67%. 1999 can be summed up in one word: technology. Investors continue to bid up prices of the most expensive technology stocks that have impressive fundamentals. Growth managers who take lots of risk in a few names were rewarded in 1999 with truly outstanding returns. Our diversified, risk controlled approach and focus on relative value allowed us to have strong returns in 1999 but we could not keep pace with more risk-taking competitors. Top performers in your Fund this quarter included technology stocks like Oracle, Cisco Systems and Teradyne as well as health care companies Warner Lambert and Genentech. We remain focused on finding strong growth companies that are reasonably priced and controlling the risk in your Fund during this period of excessive valuation.
 The economic environment remains positive, despite the Fed's expected rate increases, with strong consumer confidence and spending continuing. Inflation has remained at bay despite a doubling of oil prices in 1999 and continued low unemployment. During the past year, investor cautiousness around Y2K has resulted in more inflows into money market funds than equity mutual funds for the first time since the 1990/91 recession. S&P 500 profit growth is expected to maintain its double digit pace. This environment bodes well for a continued strong stock market next year. However, we do remain concerned with overall valuation of the market and believe our diversified Funds and strong sell discipline will help protect you in the event of a pull back in the market.

                                    [GRAPH]
                            Historical Fund Return
                                Large-Cap                    Large-Cap
                               Growth Fund               Growth Benchmark(1)
       12/29/89                   10,000                      10,000
       01/31/90                    9,398                       9,329
       02/28/90                    9,540                       9,449
       03/30/90                    9,785                       9,698
       04/30/90                    9,666                       9,458
       05/31/90                   10,347                      10,381
       06/29/90                   10,529                      10,308
       07/31/90                   10,583                      10,275
       08/31/90                   10,036                       9,347
       09/28/90                    9,646                       8,887
       10/31/90                    9,657                       8,854
       11/30/90                   10,328                       9,425
       12/31/90                   10,692                       9,683
       01/31/91                   11,194                      10,111
       02/28/91                   11,963                      10,835
       03/28/91                   12,331                      11,093
       04/30/91                   12,363                      11,124
       05/31/91                   12,898                      11,600
       06/28/91                   12,274                      11,070
       07/31/91                   12,670                      11,588
       08/30/91                   12,927                      11,860
       09/30/91                   12,711                      11,665
       10/31/91                   12,771                      11,822
       11/27/91                   12,324                      11,344
       12/31/91                   13,413                      12,641
       01/31/92                   13,209                      12,406
       02/28/92                   13,357                      12,564
       03/31/92                   13,119                      12,318
       04/30/92                   13,533                      12,677
       05/29/92                   13,689                      12,745
       06/30/92                   13,579                      12,560
       07/31/92                   14,065                      13,066
       08/31/92                   13,802                      12,803
       09/30/92                   13,939                      12,950
       10/30/92                   13,956                      12,996
       11/30/92                   14,473                      13,434
       12/31/92                   14,746                      13,610
       01/29/93                   14,885                      13,710
       02/26/93                   15,157                      13,895
       03/31/93                   15,616                      14,194
       04/30/93                   15,053                      13,846
       05/28/93                   15,504                      14,220
       06/30/93                   15,730                      14,267
       07/30/93                   15,609                      14,199
       08/31/93                   16,286                      14,740
       09/30/93                   16,489                      14,631
       10/29/93                   16,737                      14,928
       11/30/93                   16,554                      14,788
       12/31/93                   16,782                      14,970
       01/31/94                   17,292                      15,471
       02/28/94                   16,756                      15,054
       03/31/94                   16,214                      14,399
       04/29/94                   16,532                      14,586
       05/31/94                   16,479                      14,824
       06/30/94                   16,232                      14,458
       07/29/94                   16,638                      14,936
       08/31/94                   17,220                      15,544
       09/30/94                   16,704                      15,170
       10/31/94                   16,863                      15,517
       11/30/94                   16,371                      14,947
       12/30/94                   16,617                      15,166
       01/31/95                   16,928                      15,560
       02/28/95                   17,569                      16,164
       03/31/95                   17,967                      16,642
       04/28/95                   18,411                      17,126
       05/31/95                   19,038                      17,803
       06/30/95                   19,358                      18,221
       07/31/95                   19,985                      18,828
       08/31/95                   20,138                      18,879
       09/29/95                   20,955                      19,670
       10/31/95                   20,714                      19,601
       11/30/95                   21,574                      20,464
       12/29/95                   21,875                      20,842
       01/31/96                   22,388                      21,559
       02/29/96                   22,652                      21,766
       03/29/96                   22,939                      21,975
       04/30/96                   23,325                      22,298
       05/31/96                   23,840                      23,077
       06/28/96                   23,813                      23,109
       07/31/96                   22,230                      21,755
       08/30/96                   22,940                      22,316
       09/30/96                   24,344                      23,941
       10/31/96                   24,524                      24,086
       11/29/96                   26,304                      25,894
       12/31/96                   25,871                      25,387
       01/31/97                   27,352                      27,167
       02
Top Ten Holdings (as of December 31, 1999)
-----------------------------------------------------------------------------
                                                  % of        six months ago
                                              investments    % of investments
Microsoft Corp.                                   6.3%              6.1%
Cisco Systems, Inc.                               5.9%              3.5%
General Electric Co.                              4.5%              4.7%
Intel Corp.                                       4.1%              4.3%
America Online, Inc.                              3.4%              2.2%
Lucent Technologies, Inc.                         2.9%              3.9%
MCI WorldCom, Inc.                                2.9%              2.8%
Oracle Corp.                                      2.9%              N/A
Home Depot, Inc.                                  2.3%              2.7%
Dell Computer Corp.                               2.2%              1.4%


Average Annual Total Returns*
-----------------------------------------------------------------------------
                         Large-Cap          Large-Cap Growth     MorningStar
                        Growth Fund           Benchmark(1)       Peer Group+
                        -----------         ----------------     ------------
 1 Year                   24.07%                  33.16%             43.20%
 3 Years                  31.34                   34.07              33.33
 5 Years                  28.67                   32.18              29.77
10 Years                  19.34                   19.86              18.92
Top Ten Sectors (as of December 31, 1999)
------------------------------------------------------------------------------
                         % of                                         %of
                     investments                                  investments
Technology              46.8%             Financial                   5.4%
Capital Equipment       13.1%             Consumer Staple             3.2%
Health Care             12.5%             Utility                     2.9%
Retail                   7.3%             Basic Material              1.6%
Consumer Cyclical        5.7%             Governmental                1.2%

(1) The index is represented by the S&P 500 for the period April 1986 to April 1996 and the Russell Large Cap Growth Index for the period May 1996 to present.

* Total returns are for the period ended December 31, 1999. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/99. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Large-Growth investment syle. Prior to May 1996 (concurrent with the Fund's strategy change), the peer group represents the Large Blend investment style.

                                                   Inception: August 31, 1999
 Large-Cap Aggressive Growth Fund
 Alliance Capital Management L.P.                      J. Fogarty/A. Harrison

 The Fund had a net return of 20.18 % for the year ending December 31, 1999. The strong absolute performance was due to excellent stock selection across several industry groups.
 Technology, communication services and media stocks were among the best performing during 1999. The continued revolution in information technology propelled by the Internet and the proliferation of wireless technologies has fueled robust growth for these companies. A strong year-end rally in technology stocks was further driven by investor confidence that there would be little negative impact from Year 2000 issues. Most retail stocks posted solid returns for the year, as consumer spending remained strong.
 Financial and pharmaceutical stocks generally lagged the overall market. Financials came under pressure as the year progressed. Investors worried that if the Federal Reserve continues to increase interest rates to slow the economy and forestall higher inflation, the earnings of financial companies would be adversely impacted. Pharmaceutical stocks suffered losses in 1999 due to investors' concerns about decelerating earnings growth, the relative sparseness of new product launches, and the potential reform of Medicare.
 The Fund remains broadly diversified, balancing our positive view of the fundamentals with a caution on the valuations, especially for the same narrow list of technology and high multiple stocks that investors have continued to favor at any price. Technology, communication services, financials, retail and pharmaceuticals continue to be the areas of emphasis. In each sector, we will focus on companies with strong earnings growth, exceptional management and market dominance. We look forward to the year 2000 with an enormous sense of excitement regarding the technological changes around us. We are eager to face the challenge of trying to keep the Trust optimally structured for success based on the marriage of our fundamental analysis and price considerations.

                                    [GRAPH]

                            Historical Fund Return

                             Large-Cap Aggressive           Russell 1000
         DATE                   Growth Fund                 Growth Index
       07/31/99                   10,000                      10,000
       08/31/99                   10,001                      10,000
       09/30/99                    9,948                       9,790
       10/31/99                   10,811                      10,529
       11/30/99                   11,047                      11,097
       12/31/99                   12,018                      12,252

Top Ten Holdings (as of December 31, 1999)
------------------------------------------------------------------------------
                                               % of           six months ago
                                              investments    % of investments
Nokia Oyj                                         5.5%              N/A
Dell Computer Corp.                               5.4%              N/A
Microsoft Corp.                                   4.3%              N/A
Cisco Systems, Inc.                               4.3%              N/A
Intel Corp.                                       4.1%              N/A
Tyco International, Ltd.                          3.8%              N/A
Home Depot, Inc.                                  3.7%              N/A
AT&T Corp.-Liberty Media Group                    3.6%              N/A
Morgan Stanley, Dean Witter, Discover & Co.       3.5%              N/A
MediaOne Group, Inc.                              3.4%              N/A

Average Annual Total Returns*
------------------------------------------------------------------------------
                    Large-Cap Aggressive       Russell 10000
                      Growth Fund               Growth Index
                   ----------------------  -----------------------
Since Inception            20.18%                  22.52%
(8/31/99)

Top Ten Sectors (as of December 31, 1999)
-----------------------------------------------------------------------------
                         % of                                         %of
                     investments                                  investments
Technology              39.0%          Consumer Cyclical              6.9%
Financial               15.2%          Utility                        2.9%
Retail                  13.1%          Government                     1.6%
Capital Equipment       10.3%          Comsumer Staple                1.0%
Health Care             10.0%

* Total returns are for the period ended December 31, 1999. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

                                                   Inception: August 31, 1999
 Large/Mid-Cap Value Fund
 Wellington Management Company, LLP                         D. Chu/L. Gabriel

 For the year ended December 31, 1999, the US equity market (as represented by the S&P 500) delivered an extraordinary return of 21%, despite rising bond yields. During the fourth quarter, the S&P 500 gained over 14%. Strong corporate earnings, real productivity gains, a lack of wage pressure and modest inflation provided a solid backdrop for a healthy domestic economy. Technology was again the place to be, as Internet related stocks and communications equipment stocks handily outperformed all other sectors. For the fourth quarter, growth companies outperformed value companies by over 20%. The Fund increased 7.00%, outpacing the Russell 1000 Value Index, which advanced 5.44% for the quarter ended December 31, 1999. Since Inception, on September 1, 1999, the Fund returned 4.72%, compared to a 1.75% return by the benchmark.
 During the quarter, the Fund's sector weights were kept closely in line with those of the Russell 1000 Value Index. Stock selection within industries and sectors was the primary driver of strong returns relative to the Index. For the quarter, nine of the eleven Fund sectors outperformed the corresponding sector in the Russell 1000 Value Index. Positive relative results came largely from the Information & Entertainment and Industrial and Commercial sectors.
 Some of the Fund's stock successes during the quarter include: Echostar Communications which was our strongest contributor, Motorola which should benefit from the growth in semiconductor and handset business, and Analog Devices which was a strong contributor in the Information Technology sector.
 As we begin the first quarter of 2000, we continue to believe that broad diversification across economic sectors is a central tenet of the investment strategy. Close alignment of the Fund's sector weights with those of the Russell 1000 Value Index will have the effect of minimizing sector risk and emphasizing security selection as the source of value-added.

                                    [GRAPH]

                            Historical Fund Return

                                 Large/Mid-Cap               Russell 1000
          DATE                    Value Fund                  Value Index
        8/31/99                     10,000                      10,000
        9/30/99                     10,001                       9,650
       10/31/99                      9,711                      10,206
       11/30/99                     10,332                      10,126
       12/31/99                     10,472                      10,175

Top Ten Holdings (as of December 31, 1999)
------------------------------------------------------------------------------
                                               % of           six months ago
                                              investments    % of investments
Citigroup, Inc.                                   5.0%              N/A
AT&T Corp.                                        3.5%              N/A
Bell Atlantic Corp.                               3.3%              N/A
SBC Communications, Inc.                          2.3%              N/A
Federal National Mortgage Assoc.                  2.2%              N/A
Pacific Century Financial Corp.                   2.2%              N/A
Conoco, Inc.                                      2.2%              N/A
U.S. Bancorp                                      2.0%              N/A
American International Group, Inc.                1.8%              N/A
Marsh & McLennan Cos., Inc.                       1.8%              N/A

Average Annual Total Returns*
------------------------------------------------------------------------------
                      Large/Mid-Cap              Russell 1000
                        Value Fund                Value Index
                   ----------------------  -----------------------
Since Inception            4.72%                     1.75%
(8/31/99)

Top Ten Sectors (as of December 31,1999)
-----------------------------------------------------------------------------
                         % of                                         % of
                     investments                                  investments
Financial               25.9%          Capital Equipment              7.1%
Utility                 17.6%          Basic Equipment                6.0%
Technology              11.3%          Retail                         3.8%
Energy                   9.1%          Health Care                    2.9%
Consumer Cyclical        8.7%          Consumer Staple                2.8%

* Total returns are for the period ended December 31, 1999. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

                                                       Inception: May 1, 1996
 Mid-Cap Value Fund
 Neuberger Berman, LLC                                      Gendelman/Mullick

 The Mid-Cap Value Fund posted a 5.52% return for the one-year period ended December 31, 1999 versus -0.11% for the Russell Midcap Value Index
 Stronger-than-expected economic growth and higher interest rates constrained the performance of mid-cap stocks for much of the year. Until the fourth quarter, only a handful of growth-oriented technology and telecommunications stocks drove the market averages higher. In the fourth quarter, a more broad-based rally began to emerge, sending most major stock market averages-- including the large-cap S&P 500 and the small-cap Russell 2000--to new highs on the last trading day of 1999. Value-oriented stocks were the notable exception to this list of winners, however.
 In this environment, the Fund's performance for the year was driven primarily by investments in producer durables (6.5% of total assets) and technology (12.8% of total assets). Individual holdings such as satellite television provider GM Hughes (2.45% of assets) rallied strongly after encountering temporary setbacks in 1998. In the telecommunications area, stocks such as Global Crossing (1.77% of assets) also recovered from previous problems, contributing significantly to the fund's returns.
 On the other hand, performance was hurt by declines in the financial sector (24.38% of total equity market value), that represented the fund's largest single concentration of holdings. Higher interest rates punished the stocks of fundamentally sound companies such as Countrywide Credit (2.15% of assets).
 Toward the end of the year, the Fund co-managers reduced their exposure to highly valued technology stocks and re-deployed those assets to more economically sensitive stocks. These areas are consumer discretionary (13.71%), energy (7.53%) and materials and processing (12.7%). Within these sectors, the Fund co-managers have focused mainly on "fallen angels," which they believe are fundamentally strong companies that are currently out-of-favor or experiencing temporary problems.

                                    [GRAPH]
                            Historical Fund Return
                                     Mid-Cap                 Russell Mid-Cap
                                    Value Fund                  Value Index
       04/30/96                       10,000                      10,000
       05/31/96                       10,096                      10,249
       06/28/96                       10,106                      10,095
       07/31/96                        9,625                       9,572
       08/30/96                       10,029                      10,035
       09/30/96                       10,397                      10,516
       10/31/96                       10,671                      10,708
       11/29/96                       11,341                      11,616
       12/31/96                       11,294                      11,618
       01/31/97                       11,648                      12,270
       02/28/97                       11,846                      12,227
       03/31/97                       11,486                      11,872
       04/30/97                       11,775                      12,211
       05/30/97                       12,470                      13,281
       06/30/97                       12,933                      13,423
       07/31/97                       13,893                      14,692
       08/29/97                       13,730                      14,905
       09/30/97                       14,582                      15,713
       10/31/97                       14,139                      15,047
       11/28/97                       14,616                      15,249
       12/31/97                       15,175                      15,355
       01/01/98                       14,880                      15,248
       02/01/98                       15,874                      16,325
       03/01/98                       16,691                      16,945
       04/30/98                       16,598                      16,838
       05/29/98                       16,211                      16,044
       06/30/98                       16,262                      15,464
       07/31/98                       15,438                      14,323
       08/31/98                       13,267                      11,803
       09/30/98                       14,041                      12,171
       10/30/98                       14,951                      13,019
       11/30/98                       15,476                      13,328
       12/31/98                       15,946                      13,615
       01/29/99                       15,575                      13,381
       02/26/99                       15,232                      13,015
       03/31/99                       15,450                      13,076
       04/30/99                       16,913                      14,378
       05/28/99                       16,984                      14,538
       06/30/99                       17,177                      15,114
       07/31/99                       16,747                      14,647
       08/31/99                       16,169                      13,726
       09/30/99                       15,350                      13,080
       10/31/99                       15,803                      13,153
       11/30/99                       15,513                      13,151
       12/31/99                       15,929                      14,367
Top Ten Holdings (as of December 31, 1999)
------------------------------------------------------------------------------
                                               % of           six months ago
                                              investments    % of investments
Comdisco, Inc.                                    3.2%              N/A
Cadence Design Systems, Inc.                      2.4%              1.1%
Parametric Technology Co.                         2.3%              1.2%
General Dynamics Corp.                            2.2%              N/A
Ceridian Corp.                                    2.2%              N/A
SPX Corp.                                         2.2%              2.7%
Praxair, Inc.                                     2.1%              1.3%
Lear Corp.                                        2.1%              2.2%
Global Crossing, Ltd.                             2.0%              N/A
Maytag Corp.                                      2.0%              N/A
Average Annual Total Returns*
------------------------------------------------------------------------------
                        Mid-Cap               Russell Mid-Cap     MorningStar
                       Value Fund               Value Index       Peer Group+
                  ---------------------- ----------------------- -------------
1 Year                    5.52%                    -0.11%              6.81%
3 Years                   7.34                     12.15              12.41
Since Inception          10.38                     13.54               N/A
(5/1/96)
Top Ten Sectors (as of December 31, 1999)
------------------------------------------------------------------------------
                         % of                                         % of
                     investments                                  investments
Technology              18.2%          Basic Material                 9.9%
Financial               17.3%          Health Care                    5.2%
Consumer Cyclical       14.1%          Utility                        4.0%
Capital Equipment       12.6%          Retail                         3.2%
Energy                  12.2%          Transportation                 3.2%
* Total returns are for the period ended December 31, 1999. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of the Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
+ Source: MorningStar, Inc. Data as of 12/31/99. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Mid-Value investment style.

                                                   Inception: August 31, 1999
 Mid-Cap Blend Fund Independence Investment Associates, Inc.  Coreen Kraysler

 Encouraged by strong GDP growth, low inflation and continued productivity gains, investors drove the U.S. equity market to new highs in 1999. This enthusiasm resulted in yet another year of market returns in excess of 20%. Although large cap growth stocks continued to dominate, the market broadened considerably during the final quarter of the year. In fact, for the first time in a long time, small and midcap stocks both beat the S&P 500; while the S&P returned 14.88% for the fourth quarter, small and midcap stocks returned 18.4% and 17.2% respectively. We expect this broadening to continue as greater earnings breadth and compelling values in non-tech sectors should lead to wider participation in market leadership in 2000.
 During the fourth quarter the account returned 14.64%, below the benchmark return, although in line with the S&P. In terms of sector leadership, returns continued to be heavily concentrated in technology, with most other sectors performing poorly. The highly diversified nature of this fund has a negative impact on returns during periods of extreme narrowness such as we saw in 1999. Although the fund owned plenty of tech stocks, with strong performers such as Analog Devices, Teradyne, SCI and Oracle, just to name a few, it was hurt by investments in other industries, especially financial and consumer stocks.
 Despite recent increases in interest rates, the economy remains strong and corporate profit growth is expected to maintain its double digit pace, which bodes well for a strong stock market in 2000. In addition, while we expect technology earnings to remain strong, we also expect strong earnings rebounds in the basic materials, energy and transportation sectors. This wider participation in earnings growth should result in broader market returns, and this fund is well positioned to benefit.

                                    [GRAPH]
                 Mid-Cap Blend Fund        Russell Mid-Cap Index
 7/31/99               10,000
 8/31/99               10,001                     10,000
 9/30/99                9,729                      9,648
10/31/99               10,182                     10,106
11/30/99               10,523                     10,369
12/31/99               11,153                     11,311
Top Ten Holdings (as of December 31, 1999)
----------------------------------------------------------------------------
                                           % of             six months ago
                                        investments        % of investments
Clear Channel Communications, Inc.         3.1%                  N/A
Maxim Integrated Products, Inc.            1.8%                  N/A
Analog Devices, Inc.                       1.8%                  N/A
Convergys Corp.                            1.8%                  N/A
Charter One Financial, Inc.                1.7%                  N/A
Kansas City Southern Industries, Inc.      1.7%                  N/A
Tellabs, Inc.                              1.7%                  N/A
Kerr-McGee Corp.                           1.5%                  N/A
Anadarko Petroleum Corp.                   1.5%                  N/A
Black & Decker Corp.                       1.5%                  N/A
Average Annual Total Returns*
----------------------------------------------------------------------------
                                        Mid-Cap              Russel Mid-
                                      Blend Fund              Cap Index
                                      ----------             -----------
Since Inception (8/31/99)               11.53%                  13.11%
Top Ten Sectors (as of December 31, 1999)
----------------------------------------------------------------------------
                          % of                                   % of
                       investments                            investments
Technology                28.4%         Utility                   6.8%
Financial                 12.3%         Retail                    6.1%
Capital Equipment         11.1%         Energy                    5.4%
Consumer Cyclical         10.7%         Basic Material            5.0%
Health Care                7.0%         Transportation            4.0%
* Total returns are for the period ended December 31, 1999. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

                                                       Inception: May 1, 1996
 Mid-Cap Growth Fund
 Janus                                                             James Goff

 Domestic equity markets were volatile in 1999 as investors weighed solid earnings reports against lingering inflation fears and rising interest rates. The Federal Reserve responded to the strength of the U.S. economy by raising interest rates three times between June and November, while hinting that further rate hikes might be necessary in the new year. Amid this backdrop, the Fund logged exceptional results, substantially outperforming its benchmark, the Russell MidCap Growth Index.
 We enjoyed broad-based gains across many of our holdings, particularly in our technology, wireless service and telecommunications infrastructure positions. Our positions in technological "enablers" that provide products or services to the Internet industry were among the Portfolio's clear standouts. For example, VeriSign's technology enables secure browser-to-server transactions over the Internet. The stock soared following two recently announced strategic acquisitions, which will allow VeriSign to marry its existing technology with a back-end credit card payment platform.
 Thanks to higher-than-expected cellular subscription growth, our wireless positions in Western Wireless, OmniPoint and VoiceStream also provided outstanding returns. The potential for additional revenues from the introduction of wireless data transmission also fueled investor optimism.
 Additionally, our telecommunication infrastructure companies, including SDL and E-Tek Dynamics, soared. Their products increase the fiber-optic bandwidth capacity of telecommunication networks, which is in high demand as telecommunication providers scramble to keep up with the Internet's ever-increasing proliferation.
 On the downside, our position in Apollo Group, which operates the University of Phoenix, came under pressure. Although Wall Street downgraded the stock, we maintained our position due to Apollo's strong long-term growth potential.
 Looking ahead, we remain steadfastly focused on uncovering dynamic companies with extraordinary growth potential. By visiting companies on their home turf and looking for critical information that others have overlooked or just plain missed, we remain confident that our "all-weather" companies can grow the bottom line in any environment.

                                    [GRAPH]

                            HISTORICAL FUND RETURN

                                 Russell Mid-Cap                 Mid-Cap
                                  Growth Index                Growth Fund
       04/01/96                      10,000                      10,000
       05/31/96                      10,204                      10,252
       06/28/96                       9,896                      10,020
       07/31/96                       9,128                       9,186
       08/30/96                       9,621                       9,881
       09/30/96                      10,232                      10,473
       10/31/96                      10,112                      10,325
       11/29/96                      10,708                      10,408
       12/31/96                      10,528                      10,269
       01/31/97                      10,993                       9,994
       02/28/97                      10,751                       9,827
       03/31/97                      10,144                       9,079
       04/30/97                      10,392                       9,186
       05/30/97                      11,323                      10,176
       06/30/97                      11,637                      10,693
       07/31/97                      12,751                      10,907
       08/29/97                      12,626                      10,950
       09/30/97                      13,265                      11,734
       10/31/97                      12,601                      11,385
       11/28/97                      12,733                      11,547
       12/31/97                      12,901                      11,980
       01/01/98                      12,668                      11,743
       02/27/98                      13,859                      12,728
       03/31/98                      14,440                      13,429
       04/30/98                      14,636                      13,656
       05/29/98                      14,034                      13,098
       06/30/98                      14,431                      14,211
       07/31/98                      13,813                      14,045
       08/31/98                      11,177                      11,448
       09/30/98                      12,022                      12,370
       10/30/98                      12,907                      13,332
       11/30/98                      13,778                      14,295
       12/31/98                      15,205                      16,660
       01/29/99                      15,661                      17,539
       02/26/99                      14,895                      16,892
       03/31/99                      15,724                      19,064
       04/30/99                      16,441                      20,313
       05/28/99                      16,230                      20,063
       06/30/99                      17,363                      21,164
       07/31/99                      16,810                      20,863
       08/31/99                      16,635                      21,977
       09/30/99                      16,494                      22,828
       10/31/99                      17,769                      26,427
       11/30/99                      19,609                      29,295
       12/31/99                      23,004                      36,370

Top Ten Holdings (as of December 31, 1999)
------------------------------------------------------------------------------
                                       % of                  six months ago
                                   investments              % of investments
SDL, Inc.                               4.1%                       N/A
VariSign, Inc.                          3.9%                       2.2%
Paychex, Inc.                           3.5%                       4.8%
Exodus Communications Inc.              3.3%                       4.6%
McLeodUSA, Inc.                         3.3%                       3.7%
Metromedia Fiber Network, Inc.          3.2%                       3.6%
Western Wireless Corp.                  3.0%                       N/A
DoubleClick, Inc.                       2.9%                       N/A
Vitasse Semiconductor Corp.             2.9%                       5.0%
Crown Castle International Corp.        2.7%                       3.0%
Average Annual Total Returns*
------------------------------------------------------------------------------
                                Mid-Cap       Russell Mid-Cap     MorningStar
                              Growth Fund       Growth Index      Peer Group+
                             -------------    ---------------    -------------
1 Year                          118.31%            51.29%              57.70%
3 Years                          52.43             29.77               28.64
Since Inception (5/1/96)         42.19             25.51                N/A
Top Ten Sectors (as of December 31, 1999)
------------------------------------------------------------------------------
                              % of                                     % of
                          investments                              investments
Technology                   61.4%        Computer Equipment            3.9%
Consumer Cyclical            11.3%        Financial                     3.9%
Health Care                   6.4%        Retail                        2.4%
Capital Equipment             5.9%        N/A                           0.0%
Utility                       4.9%        N/A                           0.0%

* Total returns are for the period ended December 31, 1999. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
+ Source: MorningStar, Inc. Data as of 12/31/99. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having a Mid-Growth investment style.

                                                   Inception: August 31, 1999
 Fundamental Mid-Cap Growth Fund
 OppenheimerFunds, Inc.                              B. Bartlett/J. Turner II

 Fundamental Mid Cap Growth Fund performed exceptionally well during 1999. The Fund's cumulative total returns from its inception date of August 31, 1999 through its fiscal year end of December 31, 1999 was 54.57%. We attribute the Fund's gains primarily to our focus on growth and our strong emphasis on technology, particularly some of the technology sector's better performing areas.
 Economic conditions provided a firm foundation for the Fund's performance. Throughout 1999, U.S. economic growth remained robust, largely driven by the performance of technology-oriented companies. As the year progressed, growth accelerated in key global markets of Europe and Asia as well. However, the possibility that U.S. growth might slow in the face of increasing domestic interest rates gave rise to economic uncertainty. In such an environment, the market tends to reward companies that appear most likely to deliver strong and sustainable growth. These are precisely the kinds of companies on which the Fund focuses.
 Within technology, we derived our greatest gains from a wide range of companies supplying the building blocks of the world's communications infrastructure. Nearly half of our technology holdings were among optical networking companies. By providing equipment to increase the geographical reach and bandwidth of today's high-speed, high-capacity data communications and telecommunications networks, these companies are profiting from the explosive growth of the Internet and other forms of business communications.
 Of course, not all of the Fund's holdings performed strongly. Financial stocks proved volatile performers during 1999. The sector was buoyed during the first half of the year by the healthy U.S. economy and signs of financial strength among worldwide emerging markets. However, financial stocks suffered during the second half of the year under pressure from slowing earnings and moderate, but consistent, increases in long-term interest rates. In response, we significantly reduced our position in financial companies. We also reduced our healthcare holdings. We focused our remaining healthcare investments on biotechnology firms with strong product pipelines.
 Looking toward the coming year, we see indications that global economic momentum is likely to continue. Consumer confidence and spending remain high, and although pressures on prices and wages continue to grow, counterbalancing forces such as global price competition and improved productivity have thus far held them largely in check. In such an environment of continuing economic health, we are enthusiastic about the growth prospects of the industries and companies we have identified.

                                    [GRAPH]
                            Historical Fund Return
                 Fundamental Mid-Cap           Russell Mid-Cap
                    Growth Fund                  Growth Index

8/31/99               10,000                        10,000
9/30/99               10,000                         9,915
10/31/99              10,836                        10,682
11/30/99              12,529                        11,788
12/31/99              15,457                        13,829
Top Ten Holdings (as of December 31, 1999)
--------------------------------------------------------------------------
                                         % of           six months ago
                                      investments      % of investments
Optical Coating Laboratory, Inc.         4.4%                N/A
SDL, Inc.                                4.2%                N/A
E-Tek Dynamics, Inc.                     4.1%                N/A
Idec Pharmaceuticals Corp.               4.0%                N/A
Harmonic, Inc.                           3.7%                N/A
QLogic Corp.                             3.7%                N/A
Tiffany & Co.                            3.1%                N/A
TV Guide, Inc.                           2.9%                N/A
Affymetrix, Inc.                         2.5%                N/A
Young & Rubicam, Inc.                    2.4%                N/A
Average Annual Total Returns*
-------------------------------------------------------------------------
                                     Fundamental          Russell Mid-Cap
                                    Mid-Cap Growth         Growth Index
                                    --------------        ---------------
Since Inception (8/31/99)               54.57%                 38.29%
Top Ten Sectors (as of December 31, 1999)
-------------------------------------------------------------------------
                            % of                                % of
                         investments                         investments
Technology                  56.7%         Utility                2.9%
Consumer Cyclical           11.1%         Energy                 1.8%
Retail                      10.7%         Transportation         1.5%
Health Care                  9.8%         Consumer Staple        1.5%
Capital Equipment            3.9%
* Total returns are for the period ended December 31, 1999. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will flutuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

                                                      Inception: May 16, 1988
 Real Estate Equity Fund
 Independence Investment Associates, Inc.               J. DeSantis/T. Spicer

 With the REIT group having lost over 40% of its value over the past two years, it is quite apparent that the stocks are trading on perception rather than fundamentals. When reviewing the full year's performance, the sector experienced somewhat of a reprieve in the second quarter as the market shifted from technology/growth stocks and focused on cyclical and value plays. This rebound proved to be short lived however as the sector has traded down ever since then. For the year, the Wilshire Real Estate Securities Index returned a negative 3.19%.
 This downward trend has only been exacerbated by the sector's relatively low liquidity in the face of heavy negative funds flow. Net outflows for the year were in the $1 billion range with 16 of the past 18 months registering net redemptions. In the near future you would expect that a combination of value buyers, vulture buyers, and yield buyers should start to take another look at the REIT sector with its solid growth, strong fundamentals, and income potential. At some point, an industry with a steady 7-8% growth potential and an 8.5% average yield that trades at a 7x multiple will be appealing to investors once again.
 Despite this rather negative tone, however, our funds continued to have outstanding relative performance for both the quarter and the year. This outperformance is attributable to both sector and stock selection. Overweights in the Apartment, Office, Manufactured Homes, and Diversified sectors helped performance as they outperformed the overall index. Underweights in the Retail and Hotel sectors also helped as they underperformed the market. Individual names that added to the Fund's returns included Liberty, Storage USA, Camden, Franchise Finance, and Spieker Properties. A couple of positions also went against us, namely JDN Realty and Burnham Pacific. Holding these positions in a diversified manner helped to limit their impact to the overall fund. Going forward, we expect these active positions to remain fairly constant.

                                    [GRAPH]

                            Historical Fund Return

           Real Estate   Wilshire Real              Real Estate   Wilshire Real
 Date      Equity Fund    Estate Index    Date      Equity Fund    Estate Index
12/29/89      10,000         10,000      01/31/95      14,169          9,720
01/31/90       9,604          9,529      02/28/95      14,467         10,024
02/28/90       9,570          9,525      03/31/95      14,507         10,082
03/30/90       9,439          9,503      04/28/95      14,321         10,010
04/30/90       9,383          9,319      05/31/95      14,930         10,341
05/31/90       9,357          9,278      06/30/95      15,167         10,521
06/29/90       9,385          9,296      07/31/95      15,453         10,690
07/31/90       9,152          8,940      08/31/95      15,560         10,821
08/31/90       8,396          7,895      09/29/95      15,932         11,020
09/28/90       7,755          6,980      10/31/95      15,395         10,678
10/31/90       7,356          6,478      11/30/95      15,458         10,789
11/30/90       7,840          6,741      12/29/95      16,483         11,415
12/31/90       7,854          6,654      01/31/96      16,675         11,573
01/31/91       8,872          7,302      02/29/96      16,850         11,802
02/28/91       9,144          7,731      03/29/96      17,002         11,897
03/28/91       9,882          8,420      04/30/96      16,944         11,951
04/30/91       9,905          8,352      05/31/96      17,259         12,217
05/31/91      10,188          8,481      06/28/96      17,619         12,462
06/28/91       9,830          8,063      07/31/96      17,563         12,351
07/31/91       9,822          8,029      08/30/96      18,304         12,876
08/30/91       9,861          7,932      09/30/96      18,810         13,198
09/30/91       9,981          7,842      10/31/96      19,299         13,555
10/31/91       9,804          7,665      11/29/96      19,967         14,118
11/27/91       9,615          7,411      12/31/96      21,934         15,624
12/31/91      10,486          7,987      01/31/97      22,175         15,848
01/31/92      10,902          8,364      02/28/97      22,157         15,857
02/28/92      10,785          8,341      03/31/97      22,030         15,911
03/31/92      10,752          8,161      04/30/97      21,366         15,397
04/30/92      10,608          8,025      05/30/97      22,035         15,856
05/29/92      10,918          8,057      06/30/97      23,166         16,642
06/30/92      10,642          7,815      07/31/97      23,789         17,190
07/31/92      10,956          7,844      08/29/97      23,638         17,063
08/31/92      10,989          7,725      09/30/97      25,692         18,745
09/30/92      11,261          8,019      10/31/97      24,766         17,949
10/30/92      11,461          8,105      11/28/97      25,082         18,309
11/30/92      11,597          8,175      12/31/97      25,711         18,718
12/31/92      12,164          8,575      01/31/98      24,981         18,454
01/29/93      13,106          9,171      02/27/98      24,539         18,217
02/26/93      13,682          9,615      03/31/98      25,157         18,576
03/31/93      14,642         10,260      04/30/98      24,370         17,991
04/30/93      13,836          9,678      05/29/98      24,201         17,818
05/28/93      13,614          9,526      06/30/98      24,125         17,724
06/30/93      13,890          9,776      07/31/98      22,493         16,490
07/30/93      14,079          9,974      08/31/98      20,463         14,777
08/31/93      14,172         10,182      09/30/98      21,874         15,605
09/30/93      15,000         10,645      10/30/98      21,328         15,391
10/29/93      14,721         10,345      11/30/98      21,630         15,680
11/30/93      14,087          9,894      12/31/98      21,416         15,456
12/31/93      14,267          9,882      01/29/99      20,829         15,121
01/31/94      14,606         10,179      02/26/99      20,320         15,001
02/28/94      15,211         10,595      03/31/99      20,219         14,920
03/31/94      14,754         10,104      04/30/99      22,360         16,511
04/29/94      14,852         10,217      05/28/99      22,946         16,790
05/31/94      15,153         10,430      06/30/99      22,705         16,504
06/30/94      14,752         10,224      07/30/99      21,948         15,872
07/29/94      14,668         10,248      08/31/99      21,848         15,634
08/31/94      14,689         10,241      09/30/99      20,809         14,929
09/30/94      14,606         10,070      10/29/99      20,372         14,651
10/31/94      13,981          9,701      11/30/99      20,211         14,421
11/30/94      13,508          9,322      12/31/99      21,055         14,963
12/30/94      14,676         10,044

Top Ten Holdings (as of December 31, 1999)
------------------------------------------------------------------------------
                                        % of                six months ago
                                     investments           % of investments
Equity Residential Properties Trust      5.0%                     4.8%
Avalonbay Communities, Inc.              4.9%                     4.7%
Equity Office Properties Trust           4.8%                     4.5%
Spleker Properties, Inc.                 4.5%                     2.2%
Post Properties, Inc.                    3.8%                     3.5%
Duke Realty Investments, Inc.            3.7%                     3.5%
BRE Properties, Inc.                     3.6%                     4.0%
Liberty Property Trust                   3.5%                     3.2%
Camden Property Trust                    3.2%                     2.7%
Cousins Properties, Inc.                 3.1%                     2.8%
Average Annual Total Returns*
------------------------------------------------------------------------------
                                  Real Estate    Wilshire Real    MorningStar
                                  Equity Fund    Estate Index     Peer Group+
                                  -----------    -------------    -----------
 1 Year                              -1.69%         -3.19            -2.73%
 3 Years                             -1.35          -1.43             0.12
 5 Years                              7.48           8.30             8.04
10 Years                              7.73           4.11             8.44

Top Industries (as of December 31, 1999)
------------------------------------------------------------------------------
                                             % of           six months ago
                                          investments       % of investments
Real Estate Investment Trust                 96.9%               96.8%
Real Estate Development                       3.1%                3.2%

* Total returns are for the period ended December 31, 1999. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Sector investing entails special risks as discussed in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/99. Although gathered from a reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Special Real Estate investment.

                                                   Inception: August 31, 1999
 Small/Mid-Cap Value Fund
 The Boston Company Asset Management, LLC                    Peter I. Higgins

 The smaller capitalization market ended another good year on a strong note. The growth sector, with its large technology component, dramatically outpaced the value side of the market. Indeed value stocks were essentially flat for the year while growth stocks were up about 50%. While this performance divergence has been a persistent characteristic of the market for several years, it was even more so in 1999.
 The Fund performed better than its respective benchmark for the year but lagged for the quarter. Given the dramatic underperformance of value stocks, we are finding an abundance of underpriced stocks with outstanding potential.
 Our sector focus has not changed significantly for the past several quarters. We continue to emphasize technology and energy stocks in the portfolio but, unlike recent quarters, these sectors underperformed their respective benchmarks for the fourth quarter. Our portfolio of technology stocks had a positive return but lagged the index due to the strong advance of internet related companies which are clearly part of the growth investment spectrum. Several technology stocks including Sterling Commerce, 3Comm, Keane and Autodesk were strong performers in the technology sector for the quarter.
 Energy prices fluctuated erratically as supply concerns, induced primarily by threats from producing countries to reduce output, continued to impact the market. Our strong performing energy stocks included Weatherford International and Santa Fe International.
 We are also emphasizing the consumer sectors. The economy continues to grow at a healthy pace and inflation and unemployment remain low. The continued high level of consumer confidence should result in strong demand at the retail level. Callaway Golf and Liz Claiborne were two of our consumer stocks that did well for the quarter.
 Utilities and financial services remain underweight relative to the benchmark. These sectors should continue to have slow earnings growth and investor enthusiasm will likely be dampened by interest rate concerns.

                                    [GRAPH]

                            Historical Fund Return

                                 Small/Mid-Cap                    Russell 2500
         Date                     Value Fund                       Value Index
        7/31/99                     10,000
        8/31/99                     10,001                          10,000
        9/30/99                      9,560                           9,685
       10/31/99                      9,443                           9,695
       11/30/99                      9,942                           9,748
       12/31/99                     10,508                          10,081
Top Ten Holdings (as of December 31, 1999)
------------------------------------------------------------------------------
                                        % of                six months ago
                                     investments           % of investments
Arrow Electronics, Inc.                  3.0%                     N/A
3Com Corp.                               2.4%                     N/A
Abercrombie & Fitch Co.                  2.3%                     N/A
Tech Data Corp.                          2.3%                     N/A
Hercules, Inc.                           2.2%                     N/A
IMC Global, Inc.                         2.2%                     N/A
Ziff-Davis, Inc. - ZD                    2.1%                     N/A
Sterling Software, Inc.                  2.1%                     N/A
Quest Diagnostics, Inc.                  2.1%                     N/A
Everest Reinsurance Holdings             2.0%                     N/A
Average Annual Total Returns*
------------------------------------------------------------------------------
                                   Small/Mid-Cap            Russell 2500
                                     Value Fund              Value Index
                                     ----------              -----------
Since Inception (8/31/99)               5.08%                    0.81%
Top Ten Sectors (as of December 31, 1999)
------------------------------------------------------------------------------
                       % of                                    % of
                    Investments                             Investments
Technology             24.0%       Consumer Cyclical            8.8%
Retail                 17.9%       Financial                    8.5%
Capital Equipment      12.4%       Health Care                  4.4%
Energy                 12.4%       Transportation               1.1%
Basic Material         10.0%       Consumer Staple              0.7%

*Total returns are for the period ended December 31, 1999. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

                                                       Inception: May 1, 1998
 Small/Mid-Cap CORE Fund
 Goldman Sachs Asset Management                            Jones/Clark/Pinter

 For the year ended December 31, 1999, the Small/Mid Cap CORE Fund returned 20.54% at net asset value, underperforming its benchmark, the Russell 2500 Index, which returned 24.15%.
 The economy continued to advance over the year, as evidenced by U.S. GDP growth running in recent months at 5% or better on an annualized basis, a 31-year high in consumer confidence and a 29-year low in the domestic jobless rate. The Federal Reserve Board, however, mindful of the risks associated with a shrinking labor supply, raised interest rates three times during the year, resulting in a total increase of the Fed Funds rate of 0.75% in 1999.
 The year proved exceptional for the U.S. stock indices. While the S&P 500 Index and Russell Midcap Index had annual returns of 21.04% and 18.23%, respectively, the Index, which severely lagged larger cap indices earlier in the year, posted a 24.15% return, ending the year ahead of the S&P 500 Index for the first time in six years. 1999 also witnessed record-setting spreads between returns for growth and value, as the Russell 2500 Growth Index return of 43.09% significantly outpaced the 1.49% return of the Russell 2500 Value Index.
 Our quantitative process seeks out stocks with good momentum that also appear to be good values. We prefer stocks favored by fundamental research analysts, and lower volatility stocks with a below-average probability of reporting disappointing earnings. Over the long term, these factors have led to excess returns, although they typically do not all work well simultaneously. For instance, during 1999, our investment themes produced mixed results in the Russell 2500 universe. Although the momentum theme contributed greatly towards returns, the value theme, contrary to long-term averages, hurt returns. Index returns were driven by very few stocks, and there was an unusually wide spread between the best- and worst-performing stocks. Thus, the chances of selecting the best opportunities were lower than average, and the penalty for making the wrong choice was higher than average. CORE's preference for stocks that appear to be good values had the biggest negative impact on returns, indicating the market's strong distaste for value. The low risk and research themes were flat during the year.

                                    [GRAPH]

                            Historical Fund Return

                                Small/Mid-Cap                   Russell 2500
         Date                     CORE Fund                         Index
       04/01/98                     10,000                         10,000
       05/29/98                      9,577                          9,536
       06/30/98                      9,721                          9,547
       07/31/98                      9,040                          8,891
       08/31/98                      7,377                          7,214
       09/30/98                      7,776                          7,726
       10/30/98                      7,960                          8,149
       11/30/98                      8,422                          8,552
       12/31/98                      9,019                          9,070
       01/29/99                      8,940                          9,055
       02/26/99                      8,305                          8,460
       03/31/99                      8,438                          8,641
       04/30/99                      9,172                          9,414
       05/28/99                      9,251                          9,560
       06/30/99                      9,810                         10,058
       07/31/99                      9,648                          9,860
       08/31/99                      9,347                          9,552
       09/30/99                      9,224                          9,409
       10/31/99                      9,430                          9,616
       11/30/99                      9,887                         10,158
       12/31/99                     10,871                         11,261
Top Ten Holdings (as of December 31, 1999)
------------------------------------------------------------------------------
                                        % of                six months ago
                                     investments           % of investments
VeriSign, Inc.                           1.0%                     N/A
Exodus Communications, Inc.              0.9%                     N/A
Telephone and Data Systems, Inc.         0.8%                     0.5%
BEA Systems, Inc.                        0.7%                     0.1%
Valley National Bancorp                  0.6%                     0.3%
UnitedGlobalCom, Inc.                    0.5%                     N/A
Conexant Systems, Inc.                   0.5%                     N/A
i2 Technologies, Inc.                    0.5%                     0.1%
Tecumseh Products Co.                    0.5%                     N/A
Sigma-Aldrich Corp.                      0.5%                     0.2%
Average Annual Total Returns*
------------------------------------------------------------------------------
                               Small/Mid-Cap     Russell 2500     MorningStar
                                CORE Fund           Index         Peer Group+
                               -------------     ------------     -----------
1 Year                            20.54%           24.15%            22.57%
Since Inception (5/1/98)           5.13             7.38              N/A
Top Ten Sectors (as of December 31, 1999)
------------------------------------------------------------------------------
                       % of                                    % of
                    investments                             investments
Technology             32.1%       Basic Material               5.2%
Financial              13.9%       Retail                       5.2%
Capital Equipment      11.7%       Utility                      5.0%
Consumer Cyclical      10.8%       Energy                       4.2%
Health Care             7.2%       Consumer Staple              2.2%
* Total returns are for the period ended December 31, 1999. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
+ Source: MorningStar, Inc. Data as of 12/31/99. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe having a Mid-Cap Growth and a Small-Cap Growth investment style. The peer group represents a 50% weighting of the Mid-Cap Growth style and a 50% weighting of the Small-Cap Growth style for periods since May 1999.

                                                       Inception: May 1, 1994
 Small/Mid-Cap Growth Fund (Formerly Diversified Mid-Cap Growth)
 Wellington Management Company, LLP                         Frank V. Wisneski

 Small/Mid Cap Growth returned 0.2% from inception on 4/30/99, through the end of 1999. This performance was disappointing as it substantially underperformed the 22.1% return of the Target Mid Cap 750 Index and the 45.5% return for the Russell 2500 Growth Index for the period.
 Four factors contributed to the Fund's disappointing performance. First, our diversified mid-cap exposure hurt the Fund, as equity markets were totally focused on technology issues. Technology stocks were the clear leaders in 1999 driving markets and valuations to new highs. Second, these speculative markets produced a difficult environment for our disciplined and fundamentally based strategy given our requirement for three years operating profit. Investors showed nearly insatiable demand for technology companies that not only had not demonstrated the profitability potential of their business model, but were often barely beyond the venture capital stage. Third, within the mid-cap market, the Fund was invested in the smaller sized stocks. The larger mid cap stocks outperformed for the year. Finally, some tactical stock selection decisions also detracted from results.
 The US economy remains on solid footing with real GDP forecast to grow 3.7% on average in 2000 and the world poised for stronger growth. We are confident that once speculative influences subside, the Fund will reflect returns that were typical prior to 1999. We cannot predict when this narrow market will begin to broaden, but believe the valuation gap between large and small stocks will converge soon, resulting in strong relative performance for small/mid cap stocks. While frustrating over the short term, we continue to believe that we've seen nothing in the present market that would prompt a significant change to our approach.

                                    [GRAPH]

                            Historical Fund Return

Date           Small/Mid-Cap Growth Benchmark(1)    Small/Mid-Cap Growth Fund
04/01/94                    10,000                            10,000
05/31/94                    10,015                            10,020
06/30/94                     9,584                            10,043
07/29/94                     9,849                            10,066
08/31/94                    10,437                            10,359
09/30/94                    10,265                            10,094
10/31/94                    10,442                            10,263
11/30/94                     9,982                             9,992
12/30/94                    10,121                            10,056
01/31/95                    10,243                             9,934
02/28/95                    10,788                            10,283
03/31/95                    11,216                            10,798
04/28/95                    11,310                            11,069
05/31/95                    11,589                            11,087
06/30/95                    12,116                            11,652
07/31/95                    12,879                            12,564
08/31/95                    13,020                            12,807
09/29/95                    13,310                            12,764
10/31/95                    12,973                            12,361
11/30/95                    13,553                            13,160
12/29/95                    13,560                            13,672
01/31/96                    13,800                            14,151
02/29/96                    14,322                            14,612
03/29/96                    14,435                            14,939
04/30/96                    15,132                            16,011
05/31/96                    15,441                            16,455
06/28/96                    14,975                            16,237
07/31/96                    13,812                            14,615
08/30/96                    14,559                            15,484
09/30/96                    15,483                            16,411
10/31/96                    15,302                            16,926
11/29/96                    16,203                            17,438
12/31/96                    15,930                            17,820
01/31/97                    16,635                            17,845
02/28/97                    16,269                            16,824
03/31/97                    15,350                            15,825
04/30/97                    15,726                            15,365
05/30/97                    17,135                            16,487
06/30/97                    17,609                            16,713
07/31/97                    19,294                            18,028
08/29/97                    19,106                            17,686
09/30/97                    20,073                            19,025
10/31/97                    19,068                            18,622
11/28/97                    19,268                            18,188
12/31/97                    19,521                            18,432
01/01/98                    19,170                            18,106
02/27/98                    20,972                            19,666
03/31/98                    21,851                            20,641
04/30/98                    22,148                            20,584
05/29/98                    21,237                            19,648
06/30/98                    21,838                            20,389
07/31/98                    20,902                            19,268
08/31/98                    16,913                            15,227
09/30/98                    18,192                            16,009
10/30/98                    19,532                            16,874
11/30/98                    20,849                            17,602
12/31/98                    23,008                            19,466
01/29/99                    23,698                            19,610
02/26/99                    22,539                            18,154
03/31/99                    23,794                            19,356
04/30/99                    24,879                            20,435
05/28/99                    25,136                            20,604
06/30/99                    26,913                            21,478
07/31/99                    26,364                            20,970
08/31/99                    25,794                            19,348
09/30/99                    25,979                            18,728
10/31/99                    27,244                            18,829
11/30/99                    30,460                            19,019
12/31/99                    36,205                            20,468

Top Ten Holdings (as of December 31, 1999)
------------------------------------------------------------------------------
                                                  % of         six months ago
                                               investments    % of investments
Sterling Software                                 4.4%              3.2%
Catalina Marketing Corp.                          3.7%              3.2%
DST Systems, Inc.                                 3.6%              4.1%
Shared Medical Systems Corp.                      3.5%              2.8%
Dallas Semiconductor Corp.                        3.0%              3.6%
Beringer Wine Estates Holdings                    2.9%              2.7%
Synopsys, Inc.                                    2.7%              2.7%
Montana Power Co.                                 2.6%              1.2%
Reinsurance Group of America                      2.5%              2.7%
American Management Systems, Inc.                 2.4%              2.5%
Average Annual Total Returns*
------------------------------------------------------------------------------
                        Small/Mid-              Small/Mid-Cap      MorningStar
                      Cap Growth Fund       Growth Benchmark (1)   Peer Group+
                   ----------------------  ----------------------- ----------
1 Year                     5.15%                     57.36%           59.49%
3 Years                    4.73                      31.48            29.55
5 Years                   15.27                      29.03            26.75
Since Inception           13.50                      25.49             N/A
(5/1/94)
Top Ten Sectors (as of December 31, 1999)
------------------------------------------------------------------------------
                         % of                                          %of
                     investments                                   investments
Technology              37.4%             Retail                       5.7%
Consumer Cyclical       13.2%             Basic Material               4.0%
Capital Equipment       11.9%             Consumer Staple              3.5%
Financial               11.6%             Utility                      2.6%
Health Care              6.8%             Transportation               2.3%

(1) The Small/Mid-Cap Growth Fund benchmark is the Russell Mid-Cap Growth Index from May 1994 to April 1999 and the Russell 2500 Growth Index May 1999-present

* Total returns are for the period ended December 31, 1999, returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Sector investing entail special risks as discussed in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/99. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe having a Mid-Cap Growth and a Small-Cap Growth investment style. The peer group represents a 65% weighting of the Mid-Cap Growth style and a 35% weighting of the Small-Cap Growth style. Prior to May 1999, the peer group represents the Mid-Cap Growth investment style.

                                                       Inception: May 1, 1996
 Small-Cap Value Fund
 INVESCO Inc.                                                    Bob Slotpole

 There were ample fireworks on Wall Street as the millennium came to a close. A December surge in equity prices capped one of the most rewarding decades in history. Small cap stocks ended the year with a strong 4th quarter and, as a result of this late year rally, finished the year just slightly ahead of large cap stocks for the first time since 1993.
 Many stocks failed to participate in 1999's gains, however, owing to intense industry competition and rising interest rates. During the 4th quarter small cap growth stocks outperformed value by an extraordinary margin--33.4% versus 1.5%--the largest one quarter difference since the inception of the Russell 2000 Index in 1979. Technology and Telecommunications stocks continued to lead the market, while many sectors finished the quarter in the red. Retail, Energy and Consumer Staples had the biggest losses.
 The Small Cap Value Fund returned -0.24% for the quarter, lagging a 1.53% return for the Russell 2000 Value Index. The Fund's total return for 1999 was -3.43% versus 1.23% for benchmark. INVESCO's strategy in managing the Small Cap Value Fund is to add value through stock selection, while limiting exposure to other types of risk, such as market risk (beta) and sector and industry exposures. Not surprisingly, in a year of exceptional returns to growth stocks our value-oriented stock selection tools, such as low price/earnings and price/assets ratios, performed poorly. Our process also favors companies with improving earnings estimates, which underperformed in the 4th quarter. This was taken to an extreme in the Internet sector, where stocks seemed to perform well even as losses mounted. Offsetting some of the weakness in value tools, however, was strong performance from such factors as a stock's relative price strength and how aggressively companies were repurchasing their own shares.

                                    [GRAPH]

                            Historical Fund Return

Date                  Small-Cap Value Benchmark         Small-Cap Value Fund
04/01/96                     10,000                             10,000
05/31/96                     10,394                             10,232
06/28/96                      9,967                             10,126
07/31/96                      9,097                              9,630
08/30/96                      9,625                             10,161
09/30/96                     10,001                             10,450
10/31/96                      9,847                             10,340
11/29/96                     10,253                             10,678
12/31/96                     10,521                             11,033
01/31/97                     10,732                             11,115
02/28/97                     10,471                             10,927
03/31/97                      9,977                             10,594
04/30/97                     10,005                             10,831
05/30/97                     11,118                             11,818
06/30/97                     11,595                             12,513
07/31/97                     12,134                             13,256
08/29/97                     12,412                             13,389
09/30/97                     13,320                             14,242
10/31/97                     12,735                             13,761
11/28/97                     12,653                             13,863
12/31/97                     12,874                             13,855
01/01/98                     12,671                             13,514
02/27/98                     13,608                             14,524
03/31/98                     14,169                             15,130
04/30/98                     14,247                             15,214
05/29/98                     13,480                             14,450
06/30/98                     13,508                             14,450
07/31/98                     12,415                             13,262
08/31/98                     10,004                             10,895
09/30/98                     10,787                             11,407
10/30/98                     11,227                             11,727
11/30/98                     11,815                             12,313
12/31/98                     12,546                             13,029
01/29/99                     12,713                             12,708
02/26/99                     11,683                             11,869
03/31/99                     11,866                             11,819
04/30/99                     12,929                             12,612
05/28/99                     13,118                             12,790
06/30/99                     13,711                             13,622
07/31/99                     13,335                             13,436
08/31/99                     12,841                             12,841
09/30/99                     12,844                             12,613
10/31/99                     12,946                             12,358
11/30/99                     13,014                             12,260
12/31/99                     13,413                             12,583

Top Ten Holdings (as of December 31, 1999)
------------------------------------------------------------------------------
                                                % of           six months ago
                                               investments    % of investments
Corn Products International, Inc.                  1.3%              0.4%
Imperial Bancorp                                   1.1%              1.0%
Dollar Thrifty Automotive Group, Inc.              1.0%              N/A
Silicon Valley Bancshares                          1.0%              0.4%
Standard Pacific Corp.                             1.0%              N/A
Universal Corp.                                    1.0%              0.7%
Selective Insurance Group                          1.0%              N/A
Washington Federal, Inc.                           1.0%              N/A
Lam Research Corp.                                 1.0%              0.4%
Equitable Resources, Inc.                          0.9%              N/A
Average Annual Total Returns*
-----------------------------------------------------------------------------
                        Small-Cap            Small-Cap Value     MorningStar
                        Value Fund             Benchmark (1)     Peer Group+
                   -------------------  ----------------------- -------------
1 Year                    -3.43%                   1.23%              6.80%
3 Years                    4.48                    7.10               7.48
Since Inception            6.46                    8.34               N/A
(5/1/96)
Top Ten Sectors (as of December 31, 1999)
------------------------------------------------------------------------------
                         % of                                          %of
                     investments                                   investments
Financial               31.7%             Energy                       7.6%
Capital Equipment       14.3%             Retail                       5.5%
Consumer Cyclical       10.6%             Utility                      4.3%
Basic Material           8.9%             Consumer Staple              3.7%
Technology               8.1%             Health Care                  2.7%
(1) The Small-Cap Value Benchmark is the Russell 2000 from May 1996 to September 1999 and the Russell 2000 Value Index October 1999-present.
* Total returns are for the period ended December 31, 1999. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of the Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
+ Source: MorningStar, Inc. Data as of 12/31/99. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe having a Small-Value investment style.

                                                       Inception: May 1, 1996
 Small-Cap Growth Fund
 John Hancock Advisers, Inc.                                    Bernice Behar

 The last quarter of the millennium was a memorable one for the equity markets. Investors seemingly brushed all Y2K concerns aside, leading stocks to towering heights. Growth stocks benefited the most from the frenzy, soaring well ahead of their value counterparts. This trend was clearly illustrated by the disparity between the returns of the Russell 2000 Value and the Russell 2000 Growth Indexes. The Russell 2000 Growth outpaced the small cap value index by almost 32%. The fourth quarter strength also influenced the occurrence of a significant event--the return of small caps. Small cap stocks edged ahead of large caps for the first time since 1993. For the year, the Russell 2000 returned 21.26% and the S&P 500 gained 21.04%. The Fund benefited from the strength in both small cap and growth stocks. It climbed 45.57% for the fourth quarter and 70.38% for the year.
 Within the Fund, we remain positive on the outlook for the media segment. In addition to our radio holdings, we found opportunities in Internet media companies. We targeted Internet audience measurement firms that track customer habits. Information on consumer behavior on the web is becoming increasingly important to web advertisers in order to determine appropriate ad rates and customize their advertisements.
 We own several securities in the gene discovery segment of the biotechnology industry. A steady flow of positive news has re-focused investor attention towards this industry. Many larger drug companies have formed partnerships with smaller biotechnology firms with the expectation that their technologies will lead to the development of new drugs. Although biotechnology stocks performed well this quarter, we believe they will continue to outperform. We increased our weighting to take advantage of this potential appreciation.

                                    [GRAPH]

                            Historical Fund Return

 Date               Russell 2000 Growth Index    Small-Cap Growth Fund

04/30/96                    10,000                    10,000
05/31/96                    10,513                    10,599
06/28/96                     9,830                    10,294
07/31/96                     8,630                     9,480
08/30/96                     9,269                    10,298
09/30/96                     9,746                    11,151
10/31/96                     9,325                    10,170
11/29/96                     9,585                     9,976
12/31/96                     9,772                     9,950
01/31/97                    10,016                    10,302
02/28/97                     9,411                     9,638
03/31/97                     8,747                     8,962
04/30/97                     8,646                     8,763
05/30/97                     9,945                     9,781
06/30/97                    10,282                    10,514
07/31/97                    10,809                    11,205
08/29/97                    11,133                    11,571
09/30/97                    12,022                    12,817
10/31/97                    11,300                    11,834
11/28/97                    11,031                    11,387
12/31/97                    11,037                    11,370
01/01/98                    10,889                    11,170
02/27/98                    11,851                    12,062
03/31/98                    12,348                    12,788
04/30/98                    12,424                    12,730
05/29/98                    11,521                    11,856
06/30/98                    11,639                    12,366
07/31/98                    10,667                    11,537
08/31/98                     8,205                     8,966
09/30/98                     9,037                     9,701
10/30/98                     9,508                    10,230
11/30/98                    10,245                    11,424
12/31/98                    11,173                    13,017
01/29/99                    11,675                    13,456
02/26/99                    10,607                    12,384
03/31/99                    10,985                    13,341
04/30/99                    11,955                    13,873
05/28/99                    11,974                    13,626
06/30/99                    12,605                    14,903
07/31/99                    12,215                    15,022
08/31/99                    11,758                    14,920
09/30/99                    11,985                    15,236
10/31/99                    12,292                    16,337
11/30/99                    13,591                    18,479
12/31/99                    15,987                    22,179

Top Ten Holdings (as of December 31, 1999)
------------------------------------------------------------------------------
                                                  % of         six months ago
                                               investments    % of investments
Data Return Corp.                                  1.2%              N/A
Cognizant Technology Solutions Corp.               1.2%              0.8%
Pegasus Communications Corp.                       1.1%              0.9%
Aspen Technologies, Inc.                           1.1%              N/A
BindView Development Corp.                         1.0%              0.6%
Be Free, Inc.                                      1.0%              N/A
Broadbase Software, Inc.                           1.0%              N/A
Forrester Research, Inc.                           1.0%              0.7%
Micromuse, Inc.                                    1.0%              0.9%
Getty Images, Inc.                                 0.9%              0.6%
Average Annual Total Returns*
------------------------------------------------------------------------------
                        Small-Cap             Russell 2000        MorningStar
                       Growth Fund            Growth Index        Peer Group+
                   ---------------------  ---------------------- -------------
1 Year                    70.38%                   43.09%             65.88%
3 Years                   30.63                    17.83              24.37
Since Inception           24.25                    13.65               N/A
(5/1/96)
Top Ten Sectors (as of December 31, 1999)
------------------------------------------------------------------------------
                         % of                                         % of
                     investments                                   investments
Technology              51.8%             Capital Equipment            5.2%
Consumer Cyclical       15.4%             Energy                       2.7%
Retail                   7.4%             Transportation               2.3%
Financial                6.7%             Basic Material               1.6%
Health Care              6.1%             Consumer Staple              0.9%

* Total returns are for the period ended December 31, 1999. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as os 12/31/99. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe having a Small-Growth investment style.

                                                       Inception: May 1, 1998
 Global Equity Fund
 Scudder Kemper Investments, Inc.                       W. Holzer/D. Espinosa

 For the fourth quarter 1999, the Global Equity Fund returned 15.94% in line with its benchmark, the MSCI World Index return of 16.96%. For the year 1999, the Fund returned 24.19%, slightly underperforming the benchmark return of 25.34%.
 During 1999 the Fund's performance can be very broadly characterized by The Fund's themes. The Empowered Consumer theme (companies that enable consumers by providing new electronic infrastructure and electronic markets for goods and services) performed extremely well on a sharp rise in technology shares. The Ultimate Subcontractor theme (companies that are the world's cheapest producers, and which are able to retain their wealth) modestly underperformed as our holdings produced mixed results. Secure Streams of Income theme (companies providing stable income in de-regulated environments) endured a tough year as we had an incorrect view on our defensive investments under this theme. Our exposure to the Darkside Restructuring theme (companies in previously regulated economies or industries that are restructuring with a focus on shareholder value) remained constant throughout the fourth quarter.
 Technology was the driver as both US and International markets accelerated towards the end of the year, with the tech stock rally broadening to include mid cap companies, especially in Europe, as well.
 The Emerging Markets completed an astonishing year. Latin America was the star of the last quarter as attention focussed on Mexico on grounds of convergence with the US, and on Brazil as economic recovery progressed.
 In anticipation of greater market volatility, investment actions will concentrate on trimming Fund exposure to the expensive technology stocks owned under the Empowered Consumer theme, and consolidating our holdings under the defensive Secure Streams of Income theme. Finally we will maintain our investments under the Ultimate Subcontractor theme which, although also subject to the penalties of higher interest rates, should prove more durable, supported by the continuing process of consolidation.

                                    [GRAPH]

                            Historical Fund Return

Date                   Global Equity Fund         MSCI World Index

04/01/98                    10,000                    10,000
05/29/98                     9,834                     9,876
06/30/98                     9,994                    10,112
07/31/98                     9,829                    10,097
08/31/98                     8,574                     8,752
09/30/98                     8,755                     8,908
10/30/98                     9,402                     9,715
11/30/98                     9,643                    10,295
12/31/98                     9,945                    10,799
01/29/99                    10,013                    11,037
02/26/99                     9,525                    10,745
03/31/99                     9,895                    11,194
04/30/99                    10,514                    11,637
05/28/99                    10,270                    11,213
06/30/99                    10,821                    11,738
07/31/99                    10,894                    11,704
08/31/99                    10,830                    11,685
09/30/99                    10,652                    11,573
10/31/99                    10,701                    12,176
11/30/99                    11,175                    12,521
12/31/99                    12,350                    13,536

Top Ten Holdings (as of December 31, 1999)
------------------------------------------------------------------------------
                                                  % of        six months ago
                                               investments    % of investments
Daiwa Securities Co., Ltd.                         2.3%              1.2%
Sony Corp.                                         2.2%              1.5%
Oracle Corp.                                       2.1%              1.8%
Sharp Corp.                                        2.1%              1.2%
Immunex Corp.                                      2.0%              1.6%
Sun Microsystems, Inc.                             1.8%              1.3%
AT&T Corp.-Liberty Media Group                     1.7%              1.4%
Canal Plus                                         1.7%              1.4%
Cable & Wireless Optus, Ltd.                       1.7%              1.4%
BOC Group plc                                      1.5%              1.7%

Average Annual Total Returns*
------------------------------------------------------------------------------
                       Global Equity               MSCI           MorningStar
                           Fund                 World Index       Peer Group+
                   ---------------------  ---------------------- -------------
1 Year                    24.19%                   25.34%             41.74%
Since Inception           13.48                    19.92               N/A
(5/1/98)

Top Ten Countries (as of December 31, 1999)
------------------------------------------------------------------------------
                         % of                                          %of
                     investments                                   investments
United States           32.0%             France                       4.6%
Japan                   20.1%             Switzerland                  3.9%
United Kingdom          15.7%             Canada                       3.6%
Germany                  7.8%             Netherlands                  1.6%
Australia                4.7%             South Africa                 1.6%

* Total returns are for the period ended December 31, 1999. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. International investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of the Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/99. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe having a World Stock investment style.

                                                       Inception: May 2, 1988
 International Equity Index Fund
 Independence International Associates, Inc.                     Norman Meltz

 The International Equity Index Fund returned 18.85% for the fourth quarter of 1999 versus its benchmark return of 18.40%. For the year, the Fund's return of 30.87% has matched its benchmark return of 30.87%.
 On July 1st this past year the Fund invested 10% of its assets in the emerging markets. That portion of the Fund will track the Morgan Stanley Emerging Markets Free (MSEMF) Index. The remaining 90% of the Fund will continue to invest in a strategy that tracks Morgan Stanley's GDP Index. Therefore the Fund's benchmark now consists of a blended index comprised of 90% Morgan Stanley GDP Index and 10% MSEMF Index.
 Developed international markets delivered excellent returns across the board this past quarter. The GDP Index gained 17.55% during the quarter. Emerging markets performed even better as the MSEMF Index rose 25.45%. Within the developed markets all twenty countries in which the Fund invests showed positive returns. Finland performed best with a return of 89% due largely to Nokia, which represents more than 20% of Finland and rose 114%. The Euro zone rose 25% this quarter. The Pacific developed markets, dominated by Japan with a 16% return, rose 16%. Every return would have been even higher but for a strong US dollar that reduced the returns achieved in the local equity markets.
 In the emerging markets Latin America led the regions with a 33% return led by Brazil which rose 55%. Turkey led all emerging countries with a return of 125%.
 Growth stocks dominated returns across the world this past quarter to a degree we have not seen over the past twenty-five years. Independence's International Growth Stock Index outperformed the comparable Value Stock Index by 21% over the quarter. The next largest difference between these two groups occurred in 1987 but measured only 13%. The Fund was able to participate in this trend since it owns both value and growth stocks.

                                    [GRAPH]

                            Historical Fund Return

         International  International              International  International
             Equity        Equity                      Equity        Equity
              Index         Index                       Index         Index
Date          Fund       Benchmark(1)     Date          Fund       Benchmark(1)

12/29/89     10,000          10,000       01/31/95     13,079         10,524
01/31/90      9,586           9,630       02/28/95     13,302         10,497
02/28/90      9,426           8,960       03/31/95     13,785         11,154
03/30/90      9,472           8,028       04/28/95     14,200         11,577
04/30/90      9,383           7,967       05/31/95     14,491         11,442
05/31/90     10,127           8,878       06/30/95     14,352         11,244
06/29/90     10,279           8,802       07/31/95     15,149         11,947
07/31/90     10,431           8,928       08/31/95     14,718         11,494
08/31/90      9,484           8,064       09/29/95     14,927         11,722
09/28/90      8,872           6,942       10/31/95     14,668         11,410
10/31/90      9,093           8,026       11/30/95     14,736         11,730
11/30/90      9,158           7,555       12/29/95     14,964         12,206
12/31/90      9,206           7,681       01/31/96     15,199         12,259
01/31/91      9,346           7,931       02/29/96     15,372         12,303
02/28/91      9,896           8,784       03/29/96     15,518         12,568
03/28/91     10,023           8,258       04/30/96     16,093         12,936
04/30/91     10,066           8,342       05/31/96     15,930         12,701
05/31/91     10,299           8,431       06/28/96     15,965         12,776
06/28/91      9,760           7,814       07/31/96     15,288         12,406
07/31/91     10,244           8,200       08/30/96     15,408         12,436
08/30/91     10,347           8,036       09/30/96     15,696         12,769
09/30/91     10,428           8,491       10/31/96     15,599         12,642
10/31/91     10,607           8,613       11/29/96     16,297         13,148
11/27/91     10,367           8,214       12/31/96     16,338         12,982
12/31/91     11,358           8,640       01/31/97     16,056         12,531
01/31/92     11,330           8,458       02/28/97     16,116         12,739
02/28/92     11,309           8,158       03/31/97     15,816         12,788
03/31/92     10,791           7,622       04/30/97     15,929         12,859
04/30/92     10,761           7,660       05/30/97     17,271         13,699
05/29/92     11,065           8,175       06/30/97     18,165         14,458
06/30/92     10,855           7,790       07/31/97     18,737         14,694
07/31/92     10,793           7,593       08/29/97     16,695         13,600
08/31/92     10,674           8,072       09/30/97     17,902         14,365
09/30/92     10,636           7,915       10/31/97     15,476         13,264
10/30/92     10,579           7,502       11/28/97     15,471         13,132
11/30/92     11,022           7,575       12/31/97     15,517         13,249
12/31/92     11,170           7,616       01/31/98     15,528         13,858
01/29/93     11,238           7,618       02/27/98     16,720         14,751
02/26/93     11,181           7,850       03/31/98     17,398         15,208
03/31/93     11,552           8,537       04/30/98     17,864         15,332
04/30/93     11,624           9,349       05/29/98     17,970         15,553
05/28/93     12,214           9,549       06/30/98     18,188         15,703
06/30/93     12,107           9,402       07/31/98     18,336         15,912
07/30/93     12,320           9,733       08/31/98     16,004         13,819
08/31/93     13,009          10,261       09/30/98     15,506         13,437
09/30/93     13,180          10,032       10/30/98     17,184         14,936
10/29/93     14,029          10,344       11/30/98     18,017         15,715
11/30/93     13,505           9,442       12/31/98     18,748         16,351
12/31/93     14,778          10,126       01/29/99     18,789         16,372
01/31/94     14,880          10,984       02/26/99     18,153         15,862
02/28/94     14,706          10,956       03/31/99     19,105         16,701
03/31/94     13,939          10,486       04/30/99     19,836         17,375
04/29/94     14,202          10,933       05/28/99     18,875         16,469
05/31/94     14,368          10,873       06/30/99     19,848         17,301
06/30/94     13,998          11,029       07/30/99     20,314         17,731
07/29/94     14,319          11,138       08/31/99     20,500         17,855
08/31/94     14,982          11,404       09/30/99     20,644         18,074
09/30/94     14,671          11,047       10/29/99     21,336         18,676
10/31/94     14,965          11,417       11/30/99     22,277         19,449
11/30/94     13,985          10,871       12/31/99     24,535         21,400
12/30/94     13,853          10,942

Top Ten Holdings (as of December 31, 1999)
------------------------------------------------------------------------------
                                          % of            six months ago
                                       investments       % of investments

Deutsche Telekom AG                       3.1%                  1.7%
Nippon Telegraph & Telephone Corp.        2.5%                  2.9%
Toyota Motor Corp.                        2.1%                  2.4%
Telecom Italia Mobile SpA                 1.5%                  1.2%
Sony Corp.                                1.4%                  0.7%
Mannesmann AG                             1.4%                  0.3%
Softbank Corp.                            1.2%                  N/A
Allianz AG                                1.2%                  1.3%
France Telecom                            1.2%                  0.9%
Telecom Italia SpA                        1.2%                  1.1%

Average Annual Total Returns*
------------------------------------------------------------------------------
                            International    International Equity  MorningStar
                          Equity Index Fund   Index Benchmark(1)   Peer Group+
                          -----------------   ------------------   -----------
1  Year                          30.87%             30.87%            44.90%
3  Years                         14.51              18.13             18.57
5  Years                         12.11              14.36             16.62
10 Years                          9.39               7.90             11.35

Top Ten Countries (as of December 31, 1999)
------------------------------------------------------------------------------
                        % of                                     % of
                     investments                              investments
Japan                   32.1%           Spain                    3.3%
Germany                 14.6%           Netherlands              2.8%
France                   9.8%           Australia                1.8%
United Kingdom           7.6%           Sweden                   1.6%
Italy                    7.4%           Switzerland              1.5%

(1) The International Equity Index Benchmark represents the MSCI EAFE from
    May 1998 to April 1998 and then MSCI EAFE GDP weighted from May 1998 to June 1999 and now 90% MSCI EAFE GDP - weighted/10% MSCI Emerging Markets Free from July 1999 to present.

* Total returns are for the period ended December 31, 1999, returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are special risks associated with international investing, including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/99. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe having a Foreign Stock investment style.

                                                   Inception: August 31, 1999
 International Equity Fund
 Goldman Sachs Asset Management                   S. Maeda/I. Farman/S. Noble

 For the period since inception (August 31, 1999) through December 31, 1999, the International Equity Fund returned 21.59% at net asset value, outperforming its benchmark, the MSCI EAFE Index, which returned 18.25%.
 The international equity markets ended the year on a positive note, with the Index rising substantially during the fourth quarter. This strong performance occurred despite interest rate increases by monetary authorities around the world and Y2K-related uncertainty early in the quarter. However, the equity markets appeared to shake these interest rate concerns for the remainder of the period and, ultimately, liquidity fears were not substantiated by trading volume declines or by substantial increases in cash levels in the marketplace.
 The strength in international equity markets was largely focused on a narrow range of sectors as telecommunication and technology stocks rose meteorically, reflecting the strong demand and positive pricing in these industries. In addition, some cyclical stocks also rallied towards the end of the quarter in response to optimism about international GDP growth. Conversely, more defensive stocks such as Pharmaceuticals and Oil stocks performed poorly.
 We increased our exposure in the Telecommunications industry. In the voice and data "carriers' sector we bought Deutsche Telecom (0.7% of total Fund assets) and Energis (0.4% of total Fund assets), a UK-based "alternative' telecommunications operator. Holdings in the chemicals sector were raised with purchases of BASF (0.6% of total Fund assets) and Asahi Chemicals (0.5% of total Fund assets).
 Within the context of our positive overall outlook for global equities, we are moderately underweight in Europe, although we have a positive view of the long-term prospects for Continental Europe. Growth is clearly recovering in the region and there are some long term structural attractions, such as reform in the pension and savings industry, which we expect to lead to highly significant flows of new assets into equity markets. We are overweight Asian equities, though more confident about the outlook for Southeast Asian markets than for Japan. Economic growth in Japan has clearly exceeded all expectations this year, though there are some signs that the momentum of growth will not prove to be sustainable and our bottom-up earnings analysis also suggests that consensus expectations for future profits growth will be disappointed in certain sectors. Nevertheless, yields on Japanese equities are still attractive.

                                    [GRAPH]

                            Historical Fund Return

 Date              International Equity Fund      MSCI EAFE Index
08/31/99                    10,000                    10,000
09/30/99                     9,936                    10,103
10/31/99                    10,308                    10,484
11/30/99                    11,104                    10,850
12/31/99                    12,107                    11,826

Top Ten Holdings (as of December 31, 1999)
------------------------------------------------------------------------------
                                           % of            six months ago
                                       investments        % of investments

Nokia Oyj                                  2.8%                  N/A
British Telecommunications plc             2.2%                  N/A
Telefonica SA                              2.0%                  N/A
Mannesmann AG                              1.9%                  N/A
Total SA                                   1.8%                  N/A
VNU NV                                     1.8%                  N/A
Rohm Co., Ltd.                             1.7%                  N/A
Nippon Telegraph & Telephone Corp.         1.7%                  N/A
Glaxo Wellcome plc                         1.7%                  N/A
Vodafone Group plc                         1.6%                  N/A

Average Annual Total Returns*
------------------------------------------------------------------------------
                                 International         MSCI EAFE
                                  Equity Fund            Index
                                 -------------         ---------

Since Inception (8/31/99)           21.49%               18.26%

Top Ten Countries (as of December 31, 1999)
------------------------------------------------------------------------------
--
                            % of                                   % of
                         investments                            investments

Japan                       24.4%      Spain                        4.6%
United Kingdom              20.0%      Sweden                       4.2%
Netherlands                 10.1%      Switerland                   4.0%
France                      10.0%      Australia                    3.1%
Germany                      8.3%      Finland                      3.0%

* Total returns are for the period ended December 31, 1999, returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are special risks associated with international investing, including currency fluctations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus.

                                                       Inception: May 1, 1996
 International Opportunities Fund
 Rowe Price-Fleming International, Inc.                           Martin Wade

 The excitement driving US technology, telecom and Internet stocks raced through all international regions in the fourth quarter, pushing the MSCI EAFE benchmark up 17% (cited in US$). Latin America--not in the MSCI EAFE benchmark--was the strongest region, up 33%. Performances of other regions were in a tight band with the Pacific ex-Japan ahead 19%, Europe up 17%, and Japan 16% higher. The overriding factor propelling markets was enthusiasm for "new economy" stocks: telecom and Internet-related companies and their suppliers.
 The portfolio returned 34.01%, markedly outperforming the 31.79% return of its benchmark. Country weighting relative to the benchmark was broadly neutral for the full year. Our underweight position in Japan subtracted considerable value, while an overweight position in Latin America added significant value. Also, underweight positions in the weaker UK and German markets were positive contributors. The sector which added the most value was overweighting electronic components. Overweighting the consumer electronics sector and underweighting utilities and insurance were also positive.
 We expect stronger economic growth in Europe. In Japan, declining domestic demand and capital expenditure together with the potential for a strong yen are liable to keep the economy weak. Elsewhere in Asia, economic recovery is well under way and we expect it to continue. We remain cautiously optimistic about Latin America. Although we believe the valuations of some "new economy" stocks in international regions have become excessive, we are enthusiastic about the growth potential of well-managed telecom, Internet-related and technology businesses. Fortified by a year of improvement, international economies are poised for better growth with moderate inflation in 2000. Greater-than-expected progress in restructuring and reform during 1999, as well as more mergers and acquisitions than anticipated, have enhanced the earning potential of international companies and have paved the way for international stock markets to rise in the year ahead.

                                    [GRAPH]

                            Historical Fund Return

                         International             International
Date              Opportunities Benchmark(1)    Opportunities Fund
Apr 1996                    10,000                    10,000
May 1996                     9,818                    10,024
Jun 1996                     9,876                    10,129
Jul 1996                     9,590                     9,820
Aug 1996                     9,613                     9,971
Sep 1996                     9,871                    10,191
Oct 1996                     9,773                    10,150
Nov 1996                    10,164                    10,609
Dec 1996                    10,036                    10,672
Jan 1997                     9,687                    10,544
Feb 1997                     9,847                    10,672
Mar 1997                     9,886                    10,659
Apr 1997                     9,940                    10,701
May 1997                    10,590                    11,332
Jun 1997                    11,176                    11,796
Jul 1997                    11,359                    12,113
Aug 1997                    10,513                    10,992
Sep 1997                    11,104                    11,719
Oct 1997                    10,253                    10,863
Nov 1997                    10,151                    10,859
Dec 1997                    10,242                    10,880
Jan 1998                    10,713                    11,254
Feb 1998                    11,403                    11,932
Mar 1998                    11,756                    12,346
Apr 1998                    11,852                    12,435
May 1998                    11,797                    12,391
Jun 1998                    11,889                    12,416
Jul 1998                    12,012                    12,560
Aug 1998                    10,527                    10,980
Sep 1998                    10,207                    10,715
Oct 1998                    11,274                    11,681
Nov 1998                    11,854                    12,199
Dec 1998                    12,325                    12,612
Jan 1999                    12,312                    12,484
Feb 1999                    12,051                    12,268
Mar 1999                    12,645                    12,769
Apr 1999                    13,291                    13,241
May 1999                    12,689                    12,623
Jun 1999                    13,303                    13,113
Jul 1999                    13,586                    13,359
Aug 1999                    13,664                    13,495
Sep 1999                    13,736                    13,582
Oct 1999                    14,255                    14,039
Nov 1999                    14,820                    15,022
Dec 1999                    16,243                    16,901

Top Ten Holdings (as of December 31, 1999)
------------------------------------------------------------------------------
                                          % of            six months ago
                                       investments       % of investments

Nokia Oyj                                 2.2%                  1.0%
Sony Corp.                                2.1%                  1.1%
Mannesmann AG                             2.1%                  1.0%
Kyocera Corp.                             2.0%                  0.5%
Murata Manufacturing Co., Ltd.            1.8%                  0.9%
Nipon Telegraph & Telephone Corp.         1.8%                  1.0%
National Westminster Bank plc             1.7%                  2.4%
Telecom Italia Mobile SpA                 1.7%                  0.8%
Shell Transport & Trading Co. plc         1.4%                  1.7%
NEC Corp.                                 1.3%                  0.8%

Average Annual Total Returns*
------------------------------------------------------------------------------
                          Intl. Opportunities Intl. Opportunities  MorningStar
                                 Fund             Benchmark(1)     Peer Group+
                          -----------------   ------------------   -----------
1  Year                          34.01%             31.79%            44.90%
3  Years                         16.56              17.41             18.57
Since Inception (5/1/96)         15.38              14.14              N/A

Top Ten Countries (as of December 31, 1999)
------------------------------------------------------------------------------
                        % of                                     % of
                     investments                              investments
Japan                   23.0%           Italy                    5.4%
United Kingdom          16.1%           Switzerland              5.0%
France                  10.6%           Sweden                   3.1%
Netherlands              8.8%           Spain                    3.0%
Germany                  6.7%           Hong Kong                2.9%

(1) The International Opportunities Benchmark represents the MSCI EAFE from May 1996 to December 1998 and the MSCI All Country World Ex. US from January 1999 to present.

* Total returns are for the period ended December 31, 1999. Returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. There are special risks associated with International investing including currency fluctuations, political and economic instability, foreigh taxation and different accounting standards, as outlined in the current prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/99. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe having a Foreign Stock investment style.

                                                       Inception: May 1, 1998
 Emerging Markets Equity Fund
 Morgan Stanley Asset Management                             R. Meyer/A. Skov

 The Fund gained 50.45% during the fourth quarter versus a return of 25.44% for the MSCI EMF index.
 Outperformance was attributable to both strong stock selection and country allocation. Stock selection in South Korea contributed markedly to performance. Other notable contributors were equity selections in India, Israel, Mexico and Taiwan. Our overweight position in Egypt (+45.2%), Turkey (+124.9%) and Indonesia (+41.3%) coupled with our underweight stance in Greece (-6.0%) contributed positively to performance. Poor stock selection in India and Indonesia and country allocation in South Korea (+19.7%) detracted from performance.
 A supportive global environment, dissipating concerns over Y2K and heartier investor risk appetites helped the emerging markets perform remarkably well during the quarter. Continued strength in commodity prices and improving economic fundamentals, coupled with positive election results (India, Mexico, and Russia) and IMF agreements (Russia and Turkey), further boosted the emerging markets. During the quarter, Taiwan and Turkey evidenced their resilience in light of the earthquakes they suffered during the third quarter, and investors rewarded countries such as India and Turkey for their commitment to reforms.
 We continue to focus on Asia, a region benefiting from trade surpluses, export growth and export market competitiveness vis-a-vis Yen strength versus the US Dollar. We will continue to underweight the Latin American region in the near term as we believe other regions within the emerging markets presently offer more exciting investment opportunities. Turkey remains one of our most significant overweight positions within Emerging Europe and the Middle East, and within Turkey we are focusing on domestic themes, adding to those companies best positioned to take advantage of a lower interest rate and inflation environment and higher consumer spending.

                                    [GRAPH]

                            Historical Fund Return

                      Emerging Markets            MSCI Emerging
  Date                   Equity Fund            Markets Free Index
 4/30/98                    10,000                    10,000
 5/29/98                     8,688                     8,630
 6/30/98                     7,960                     7,724
 7/31/98                     8,533                     7,969
 8/31/98                     5,845                     5,665
 9/30/98                     6,556                     6,024
10/30/98                     7,081                     6,659
11/30/98                     7,668                     7,213
12/31/98                     7,113                     7,108
 1/29/99                     6,934                     6,993
 2/26/99                     6,732                     7,061
 3/31/99                     7,578                     7,992
 4/30/99                     8,290                     8,981
 5/28/99                     7,990                     8,929
 6/30/99                     9,228                     9,942
 7/31/99                     8,932                     9,672
 8/31/99                     8,752                     9,760
 9/30/99                     8,575                     9,430
10/31/99                     9,056                     9,630
11/30/99                    10,560                    10,494
12/31/99                    12,901                    11,828

Top Ten Holdings (as of December 31, 1999)
------------------------------------------------------------------------------
                                       % of             six months age
                                    investments        % of investments

Samsung Electronics                    7.2%                  3.1%
SK Telecom Co., Ltd.                   4.9%                  N/A
Telefonos de Mexico SA                 4.0%                  4.1%
Taiwan Semiconductor
  Manufacturing Co., Ltd.              2.9%                  2.2%
Yapi ve Kredi Bankasi A.S.             2.9%                  1.0%
Acer, Inc.                             2.5%                  N/A
Infosys Technologies, Ltd.             2.5%                  N/A
Grupo Televisa SA                      2.2%                  N/A
Korea Telecom Corp.                    2.0%                  3.4%
Gilat Satellite Networks, Ltd.         2.0%                  N/A

Average Annual Total Returns*
------------------------------------------------------------------------------
                     Emerging Markets       MSCI Emerging        MorningStar
                      Equity Fund(1)      Markets Free Index     Peer Group+

1 Year                     81.37%               66.41%              74.89%
Since Inception            16.49                10.60                 N/A
(5/1/98)

Top Ten Countries (as of December 31, 1999)
------------------------------------------------------------------------------
                            % of                                   % of
                         investments                            investments
South Korea                 21.1%       Turkey                       8.3%
Taiwan                      11.9%       South Africa                 5.6%
Mexico                      11.0%       Israel                       5.2%
India                        9.0%       United States                2.9%
Brazil                       8.7%       Soviet Union                 2.5%

* Total returns are for the period ended December 31, 1999. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. International investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/99. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe having a Diversified Emerging Markets investment style.

(1)  Returns reflect extra-ordinary capital contribution of $445,000 in June
     1999.

                                                    Inception: March 29, 1986
 Money Market Fund
 John Hancock Mutual Life Insurance Co.                     Peter Mitsopoulos

 With the economy performing admirably, productivity strong and inflation well contained, many investors were hopeful that rates would remain stable. The wildcard continued to be a persistently low unemployment rate and a continually tightening labor supply. But on June 30, as these two economic indicators failed to ease, coupled with a spike in the consumer price index
(CPI) in April the Fed raised the Fed Funds target rate by .25%. The Fed raised rates two more times, the last in November which brought the target rate back up to 5.50%.
 We began the year with the objective of extending the maturity of the Fund as our outlook was for a stable rate environment. We began purchasing one year maturities to lock in some higher rates and in addition, purchased one-month and three-month adjustable rate securities, a category in which we were underweighted. However, following the increase in April's CPI and the Fed's monetary tightening bias, we quickly needed to change direction and began shortening the Fund. We lowered the Fund's weighted average maturity from a high of 83 days in May, to an eventual level of 47 days in December. Rates did rise, but surprisingly, 1999's year-end did not play out like a typical year-end mainly due to Y2K concerns. Many corporations had completed their year-end funding needs early and many banks were flush with cash from various sources including the Fed's liquidity initiatives which effectively reduced investment supply in December. We decided in November to reduce the level of maturities of the Fund for December to a level prudent for Fund liquidity, but not for significant investment needs. This strategy benefited the Fund as rates did indeed drop off and the Fund had little rollover investing needs.
 The Fund is invested primarily in commercial paper (64%), adjustable rate notes (22%) and other money market securities. The Fund is diversified among many industry sectors and companies.

                                    [GRAPH]

                            Historical Fund Return

        DATE         Money Market Fund           DATE         Money Market Fund

      31-Dec-89           10,000                31-Jan-95           12,744
      31-Jan-90           10,000                28-Feb-95           12,804
      28-Feb-90           10,069                31-Mar-95           12,860
      31-Mar-90           10,131                30-Apr-95           12,924
      30-Apr-90           10,198                31-May-95           12,981
      31-May-90           10,269                30-Jun-95           13,048
      30-Jun-90           10,339                31-Jul-95           13,109
      31-Jul-90           10,404                31-Aug-95           13,172
      31-Aug-90           10,477                30-Sep-95           13,233
      30-Sep-90           10,546                31-Oct-95           13,291
      31-Oct-90           10,609                30-Nov-95           13,355
      30-Nov-90           10,685                31-Dec-95           13,416
      31-Dec-90           10,753                31-Jan-96           13,480
      31-Jan-91           10,825                29-Feb-96           13,543
      28-Feb-91           10,893                31-Mar-96           13,599
      31-Mar-91           10,950                30-Apr-96           13,653
      30-Apr-91           11,004                31-May-96           13,713
      31-May-91           11,065                30-Jun-96           13,773
      30-Jun-91           11,119                31-Jul-96           13,827
      31-Jul-91           11,166                31-Aug-96           13,891
      31-Aug-91           11,225                30-Sep-96           13,951
      30-Sep-91           11,276                31-Oct-96           14,012
      31-Oct-91           11,328                30-Nov-96           14,074
      30-Nov-91           11,378                31-Dec-96           14,127
      31-Dec-91           11,419                31-Jan-97           14,197
      31-Jan-92           11,470                28-Feb-97           14,260
      29-Feb-92           11,510                31-Mar-97           14,317
      31-Mar-92           11,543                30-Apr-97           14,379
      30-Apr-92           11,583                31-May-97           14,442
      31-May-92           11,620                30-Jun-97           14,505
      30-Jun-92           11,655                31-Jul-97           14,571
      31-Jul-92           11,695                31-Aug-97           14,637
      31-Aug-92           11,732                30-Sep-97           14,700
      30-Sep-92           11,767                31-Oct-97           14,769
      31-Oct-92           11,800                30-Nov-97           14,836
      30-Nov-92           11,821                31-Dec-97           14,897
      31-Dec-92           11,853                31-Jan-98           14,971
      31-Jan-93           11,887                28-Feb-98           15,040
      28-Feb-93           11,917                31-Mar-98           15,099
      31-Mar-93           11,946                30-Apr-98           15,168
      30-Apr-93           11,978                31-May-98           15,235
      31-May-93           12,008                30-Jun-98           15,304
      30-Jun-93           12,035                31-Jul-98           15,371
      31-Jul-93           12,067                31-Aug-98           15,441
      31-Aug-93           12,097                30-Sep-98           15,511
      30-Sep-93           12,129                31-Oct-98           15,579
      31-Oct-93           12,158                30-Nov-98           15,648
      30-Nov-93           12,186                31-Dec-98           15,714
      31-Dec-93           12,218                31-Jan-99           15,781
      31-Jan-94           12,250                28-Feb-99           15,847
      28-Feb-94           12,282                31-Mar-99           15,905
      31-Mar-94           12,311                30-Apr-99           15,968
      30-Apr-94           12,343                31-May-99           16,029
      31-May-94           12,375                30-Jun-99           16,092
      30-Jun-94           12,412                31-Jul-99           16,154
      31-Jul-94           12,454                31-Aug-99           16,220
      31-Aug-94           12,495                30-Sep-99           16,288
      30-Sep-94           12,544                31-Oct-99           16,356
      31-Oct-94           12,591                30-Nov-99           16,428
      30-Nov-94           12,635                17-Dec-99           16,499
      31-Dec-94           12,686                22-Dec-99           16,499

Top Ten Holdings (as of December 31, 1999)
------------------------------------------------------------------------------
                                        % of                six months ago
                                     investments           % of investments
Clipper Receivables Corp.               4.9%                     N/A
National Bank of Canada                 4.6%                     5.6%
Sigma Finance, Inc.                     4.5%                     3.6%
Windmill Funding Corp.                  4.5%                     0.3%
Sheffield Receivables Corp.             4.4%                     1.0%
Goldman Sachs Group, Inc.               4.4%                     2.3%
Eagle Funding Capital Corp.             3.9%                     N/A
Lehman Brothers Holdings, Inc.          3.8%                     3.0%
Centric Capital Corp.                   3.4%                     2.5%
General Electric Capital Corp.          3.3%                     1.6%

Average Annual Total Returns*
------------------------------------------------------------------------------
                                              Money Market
                                                  Fund
                                              ------------
                          1 Year                  5.05%
                          3 Years                 5.30
                          5 Years                 5.40
                         10 Years                 5.18
Top Ten Sectors (as of December 31, 1999)
------------------------------------------------------------------------------
                                 % of                                 % of
                              investments                          investments
Financial                        78.3%      Basic Material             1.5%
Consumer Cyclical                 7.0%      N/A                        0.0%
Capital Equipment                 5.0%      N/A                        0.0%
Utility                           4.9%      N/A                        0.0%
Technology                        3.4%      N/A                        0.0%

     The Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there is no guarantee the fund will be able to maintain a stable net asset value of $10.00/share.

* Total returns are for the period ended December 31, 1999. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

                                                      Inception: May 1, 1994
 Short-Term Bond Fund
 Independence Investment Associates, Inc.                          Jeff Saef

 In the fourth quarter of 1999 investor disinterest for credit risk was replaced with all out enthusiasm, resulting in significant outperformance of corporate securities to comparable duration U.S. Treasury securities. The high-risk premiums of the sector relative to the underlying strength of the U.S. economy, and diminished corporate supply expectations in preparation for Y2K, lead to the outperformance of the corporate bond market. The rally in the corporate bond market started in the beginning of the quarter with higher quality, more liquid corporate securities outperforming both comparable duration U.S. Treasury securities and lower quality corporate securities. As the quarter continued, the rally in high quality corporate bonds stalled out as investors sold these securities in favor of lower quality higher yielding bonds, which had lagged the corporate market for the first half of the quarter. The increase investor demand for yield caused the lower quality securities to outperform for the remainder of the quarter, finishing off a volatile but great year for the corporate bond market.
 Your fund outperformed its benchmark during the quarter for three primary reasons. First, the fund continues to benefit from a yield advantage provided by an overweight in corporate securities relative to the benchmark. Second, short maturity corporate bonds tightened in spread during the quarter, providing an additional return advantage relative to the fund's benchmark. Finally, as investors searched for lower quality yield, our individual securities held in the fund outperformed relative to the average corporate bond in the benchmark. Strong performers included: Popular Inc., Tenet Healthcare, Beckman Instruments, Lehman Brothers, Williams Companies, and Petroleum GeoServices. While the relative return of the fund was strong, rising interest rates largely offset these absolute gains, resulting in a .83% for the quarter.

                                    [GRAPH]

                            Historical Fund Return

                    Short-Term      Short-Term
    DATE         Bond Benchmark(1)   Bond Fund
  Apr-1994             10,000        10,000
  May-1994             10,013         9,999
  Jun-1994             10,033        10,010
  Jul-1994             10,138        10,109
  Aug-1994             10,172        10,130
  Sep-1994             10,117        10,075
  Oct-1994             10,129        10,078
  Nov-1994             10,074        10,032
  Dec-1994             10,102        10,033
  Jan-1995             10,258        10,172
  Feb-1995             10,432        10,324
  Mar-1995             10,489        10,367
  Apr-1995             10,597        10,462
  May-1995             10,844        10,694
  Jun-1995             10,908        10,769
  Jul-1995             10,935        10,780
  Aug-1995             11,010        10,844
  Sep-1995             11,071        10,892
  Oct-1995             11,179        10,996
  Nov-1995             11,299        11,098
  Dec-1995             11,398        11,187
  Jan-1996             11,501        11,273
  Feb-1996             11,418        11,183
  Mar-1996             11,383        11,143
  Apr-1996             11,371        11,124
  May-1996             11,378        11,123
  Jun-1996             11,474        11,211
  Jul-1996             11,514        11,238
  Aug-1996             11,542        11,260
  Sep-1996             11,666        11,392
  Oct-1996             11,824        11,527
  Nov-1996             11,937        11,607
  Dec-1996             11,907        11,591
  Jan-1997             11,961        11,642
  Feb-1997             11,980        11,661
  Mar-1997             11,951        11,631
  Apr-1997             12,065        11,727
  May-1997             12,152        11,805
  Jun-1997             12,245        11,894
  Jul-1997             12,422        12,058
  Aug-1997             12,406        12,033
  Sep-1997             12,520        12,138
  Oct-1997             12,634        12,241
  Nov-1997             12,660        12,247
  Dec-1997             12,755        12,334
  Jan-1998             12,903        12,464
  Feb-1998             12,901        12,460
  Mar-1998             12,950        12,503
  Apr-1998             13,010        12,559
  May-1998             13,086        12,622
  Jun-1998             13,152        12,679
  Jul-1998             13,213        12,737
  Aug-1998             13,336        12,872
  Sep-1998             13,520        13,007
  Oct-1998             13,551        12,999
  Nov-1998             13,587        13,019
  Dec-1998             13,641        13,051
  Jan-1999             13,717        13,081
  Feb-1999             13,669        13,035
  Mar-1999             13,778        13,105
  Apr-1999             13,836        13,154
  May-1999             13,819        13,122
  Jun-1999             13,862        13,165
  Jul-1999             13,891        13,192
  Aug-1999             13,922        13,225
  Sep-1999             14,024        13,327
  Oct-1999             14,074        13,363
  Nov-1999             14,114        13,412
  Dec-1999             14,135        13,438

Top Ten Holdings (as of December, 31, 1999)
--------------------------------------------------------------------------------
                                            % of               six months ago
                                        investments           % of investments
Federal National Mortgage Assoc.           4.5%                     4.8%
Banponce Corp.                             3.2%                     3.1%
Tenet Healthcare Corp.                     3.1%                     3.0%
Norfolk Southern Corp.                     3.1%                     3.0%
First Hawaiian, Inc.                       3.1%                     3.0%
MBNA America Bank N.A.                     3.1%                     3.0%
U.S. Treasury                              3.0%                     2.0%
Dial Corp.                                 3.0%                     2.9%
BankBoston Corp.                           2.9%                     2.8%
Donaldson, Lufkin & Jenrette, Inc.         2.8%                     2.8%
Average Annual Total Returns*
-------------------------------------------------------------------------------
                               Short-Term        Short-Term        MorningStar
                               Bond Fund      Bond Benchmark(1)    Peer Group+
                               ----------     -----------------    -----------
1 Year                           2.96%              3.62%             2.35%
3 Years                          5.05               5.88              5.27
5 Years                          6.02               6.95              6.50
Since Inception (5/1/94)         5.35               6.30              N/A
Fund Composition (as of December 31, 1999)
--------------------------------------------------------------------------------
Credit Quality                          Duration
--------------                          --------
Government Bonds         7.14%       less than 1 Year                18.90%
AAA                      7.65%          1-3 Years                    47.10%
AA                       2.08%          3-5 Years                    26.50%
A                       35.56%          5-10 Years                    5.00%
BBB                     41.43%       more than 10 Years               2.50%
BB                       6.14%
Below B                     0%
NR/NA                       0%

* Total returns are for the period ended December 31, 1999. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/13/99. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Short Term Bond investment style. Prior to May 1998 (concurrent with the Fund's strategy change), the peer group represents the Short Term Government Bond style.

(1) Short-Term Bond Index represents the Merrill Lynch 1-5 year Government
    Bond from May 1994 to April 1998 and 65% Lehman Brothers 1-3 year Corporate Index. 35% Lehman Brothers 1-3 year Government Index, May 1998 to present.

                                                       Inception: May 1, 1998
 Bond Index Fund
 Mellon Bond Associates, LLP                                   Gregory Curran

 The Fund continues to meet its investment objective: to match the performance of the Lehman Brothers Government Corporate Index, which includes only U.S. dollar-based, fixed-coupon debt from the U.S. Government and investment-grade corporations. Performance net of fees for the Fund was -0.65% for December, - 0.50% for the fourth quarter and 2.64% from inception. Corresponding returns for the benchmark were -0.61%, -0.41% and 2.96%. The fund uses a representative sample of issues selected through proprietary quantitative techniques. Selected issues have the best risk-adjusted expected return and, as a group, match the characteristics of the 4,600 issues in the Index including price sensitivity, industry, and quality exposures. An indexed portfolio typically eliminates many risks associated with active management and has lower fees and expenses.
 The third quarter was a difficult one for the bond market as market yields rose steadily. From an economic perspective, the fourth quarter looked a lot like the third quarter. Any positive sentiment quickly faded as investors focused on the continued strength of the economy. Economic strength is often bad for bonds due to the increased potential for an increase in inflation. A string of economic releases on the heels of similar numbers in the third quarter led investors to expect at least one increase in key short-term rates by the Federal Reserve in the first part of 2000. As a result, the market's path of least resistance was toward higher yields. Mortgage and Corporate sectors performed better than U.S. Government issues, but all were hurt by the increase in yields.

                                    [GRAPH]

                            Historical Fund Return

                                               Lehman Brothers Gov't./Corp.
Date            Bond Index Fund                        Bond Index
04/30/98            10,000                               10,000
05/31/98            10,102                               10,000
06/30/98            10,211                               10,102
07/31/98            10,220                               10,211
08/31/98            10,461                               10,220
09/30/98            10,757                               10,461
10/31/98            10,689                               10,757
11/30/98            10,703                               10,689
12/31/98            10,720                               10,703
01/31/99            10,795                               10,720
02/28/99            10,521                               10,795
03/31/99            10,584                               10,521
04/30/99            10,609                               10,584
05/31/99            10,485                               10,609
06/30/99            10,450                               10,485
07/31/99            10,420                               10,456
08/31/99            10,414                               10,447
09/30/99            10,497                               10,541
10/31/99            10,514                               10,569
11/30/99            10,513                               10,562
12/31/99            10,445                               10,498

Top Ten Holdings (as of December 31, 1999)
------------------------------------------------------------------------------
                                            % of              six months ago
                                         investments         % of investments
U.S. Treasury                               53.4%                  52.5%
Federal Home Loan Mortgage Corp.             7.1%                   6.8%
Federal National Mortgage Assoc.             5.6%                   5.5%
General Motors Acceptance Corp.              1.0%                   1.2%
KFW International Finance                    0.8%                   1.0%
ICI Wilmington                               0.8%                   1.0%
Federal Home Loan Bank                       0.8%                   1.0%
Morgan Stanley, Dean Witter, Discover & Co.  0.8%                   1.0%
First Union Corp.                            0.6%                   0.8%
AT&T Corp.                                   0.6%                   0.2%
Average Annual Total Returns*
------------------------------------------------------------------------------
                              Bond Index      L/B Govt./Corp.     MorningStar
                                 Fund           Bond Index        Peer Group+
                              ----------      ---------------     -----------
1 Year                          -2.57%            -2.15%            -1.49%
Since Inception (5/1/98)         2.54              2.96               N/A
Fund Composition (as of December 31, 1999)
------------------------------------------------------------------------------
Credit Quality                            Duration
--------------                            --------
Government Bonds          66.88%          Less than 1 Year        4.46%
AAA                        2.07%          1-3 Years              21.30%
AA                         6.15%          3-5 Years              20.72%
A                         14.34%          5-10 Years             25.97%
BBB                        9.44%          Greater than 10 Years  27.55%
Below BBB                   0.0%
NR/NA                      1.12%

* Total returns are for the period ended December 31, 1999. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data are as of 12/31/99. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-acounts within the Morningstar variable universe having a General Bond Intermediate High Quality investment style.

                                                   Inception: March 29, 1986
 Sovereign Bond Fund
 John Hancock Advisers, Inc.                                        James Ho

 During the quarter, the US economy remained robust, as consumer spending stayed strong, unemployment resided at a 30-year low, business productivity continued to rise and inflation remained tame. On November 16th, the Fed raised rates by 25 basis points for the third time since June, as the risk of higher inflation continued to be a threat. For the year overall, the bond market suffered its worst year since 1994 and its second worst year since 1973. Interest rates rose significantly across the yield curve (86-181bp) and both inflation fears and concerns of Y2K computer problems sent bond prices lower in 1999 causing poor performance in most sectors of the bond market.
 Despite rising interest rates, most spread sectors of the bond market narrowed during the fourth quarter of the year. Fortunately, new issue supply slowed as corporations' need to raise cash diminished and spreads began to tighten early in the fourth quarter, offsetting the negative effects of the rising yield curve. Investment grade corporate bonds outperformed Treasuries for both the quarter and year-to-date (roughly 174 bp on a duration-adjusted basis). During the quarter, high yield bonds were one of the best performing sectors, while mortgage backed and asset backed securities continued to perform well due to additional spread tightening. Emerging Markets were the top performing sector for the period (returning 10.7%) and year-to-date (returning 23.0%), despite continued volatility and limited liquidity.
 During the quarter, the Fund gained 0.15%, outperforming the index at (0.12%). Year-to-date the Fund performed well on a relative basis returning (.94%), outperforming the index return of (1.87%). Given the poor performance in Treasuries during the quarter, our underweight position in this sector relative to the benchmark contributed positively to performance results. In addition, the Fund's higher exposure to corporate bonds and asset backed securities also contributed to positive performance results.

                                    [GRAPH]

                            Historical Fund Return

            Sovereign  Sovereign Bond                 Sovereign  Sovereign Bond
Date        Bond Fund    Benchmark(1)     Date        Bond Fund    Benchmark(1)
12/29/89     10,000        10,000         01/31/96      17,507        17,393
01/31/90      9,876         9,863         02/29/96      17,170        17,025
02/28/90      9,902         9,885         03/29/96      17,066        16,882
03/30/90      9,912         9,886         04/30/96      16,979        16,765
04/30/90      9,858         9,795         05/31/96      16,975        16,737
05/31/90     10,068        10,079         06/28/96      17,147        16,961
06/29/90     10,204        10,242         07/31/96      17,202        17,000
07/31/90     10,309        10,369         08/30/96      17,215        16,959
08/31/90     10,214        10,219         09/30/96      17,526        17,261
09/28/90     10,279        10,304         10/31/96      17,899        17,663
10/31/90     10,407        10,441         11/29/96      18,180        17,988
11/30/90     10,587        10,668         12/31/96      18,119        17,788
12/31/90     10,741        10,829         01/31/97      18,186        17,810
01/31/91     10,828        10,951         02/28/97      18,272        17,847
02/28/91     10,961        11,045         03/31/97      18,079        17,635
03/28/91     11,061        11,121         04/30/97      18,325        17,892
04/30/91     11,223        11,249         05/30/97      18,531        18,059
05/31/91     11,306        11,302         06/30/97      18,774        18,275
06/28/91     11,315        11,289         07/31/97      19,337        18,835
07/31/91     11,437        11,432         08/29/97      19,148        18,624
08/30/91     11,696        11,694         09/30/97      19,458        18,916
09/30/91     11,934        11,939         10/31/97      19,626        19,219
10/31/91     12,051        12,045         11/28/97      19,734        19,321
11/27/91     12,151        12,166         12/31/97      19,950        19,523
12/31/91     12,530        12,576         01/31/98      20,223        19,799
01/31/92     12,409        12,389         02/27/98      20,206        19,759
02/28/92     12,441        12,455         03/31/98      20,321        19,820
03/31/92     12,410        12,387         04/30/98      20,420        19,919
04/30/92     12,490        12,461         05/29/98      20,602        20,133
05/29/92     12,699        12,703         06/30/98      20,799        20,338
06/30/92     12,864        12,889         07/31/98      20,838        20,354
07/31/92     13,174        13,219         08/31/98      21,043        20,751
08/31/92     13,317        13,337         09/30/98      21,525        21,345
09/30/92     13,497        13,518         10/30/98      21,324        21,193
10/30/92     13,332        13,312         11/30/98      21,529        21,320
11/30/92     13,291        13,300         12/31/98      21,592        21,371
12/31/92     13,490        13,528         01/29/99      21,791        21,523
01/29/93     13,731        13,823         02/26/99      21,344        21,011
02/26/93     14,016        14,111         03/31/99      21,496        21,116
03/31/93     14,094        14,159         04/30/99      21,564        21,169
04/30/93     14,181        14,268         05/28/99      21,331        20,951
05/28/93     14,175        14,261         06/30/99      21,277        20,886
06/30/93     14,465        14,584         07/30/99      21,234        20,827
07/30/93     14,587        14,678         08/31/99      21,192        20,811
08/31/93     14,896        15,015         09/30/99      21,381        20,998
09/30/93     14,969        15,068         10/29/99      21,425        21,076
10/29/93     14,985        15,130         11/30/99      21,500        21,073
11/30/93     14,873        14,959         12/31/99      21,389        20,972
12/31/93     14,942        15,024
01/31/94     15,160        15,250
02/28/94     14,882        14,917
03/31/94     14,567        14,552
04/29/94     14,436        14,431
05/31/94     14,411        14,405
06/30/94     14,397        14,372
07/29/94     14,630        14,659
08/31/94     14,666        14,665
09/30/94     14,495        14,444
10/31/94     14,471        14,428
11/30/94     14,444        14,402
12/30/94     14,558        14,497
01/31/95     14,836        14,775
02/28/95     15,191        15,118
03/31/95     15,309        15,219
04/28/95     15,531        15,431
05/31/95     16,198        16,078
06/30/95     16,338        16,206
07/31/95     16,268        16,143
08/31/95     16,456        16,350
09/29/95     16,621        16,516
10/31/95     16,891        16,759
11/30/95     17,143        17,036
12/29/95     17,404        17,286

Top Ten Holdings (as of December 31, 1999)
------------------------------------------------------------------------------
                                              % of             six months ago
                                           investments        % of investments
Government National Mortgage Assoc.           20.8%                 6.0%
U.S. Treasury                                 17.3%                26.5%
Federal National Mortgage Assoc.               9.8%                 2.4%
UCFC Home Equity Loan                          1.4%                 1.8%
GMAC Commercial Mortgage Securities Inc.       1.3%                 1.3%
Federal Home Loan Mortgage Corp.               1.2%                 1.2%
Hydro-Quebec                                   1.0%                 1.0%
Texas New Mexico Power Co.                     1.0%                 1.0%
Amresco Residential Securities                 0.9%                 0.9%
Ford Motor Credit Co.                          0.8%                 0.4%

Average Annual Total Returns*
------------------------------------------------------------------------------
                                Sovereign Bond   Sovereign Bond   MorningStar
                                    Fund          Benchmark(1)    Peer Group+
                                --------------   --------------   -----------
 1 Year                              -0.94%          -1.87%           -0.54%
 3 Years                              5.69            5.64             5.11
 5 Years                              8.00            7.66             7.52
10 Years                              7.90            7.69             7.50

Fund Composition (as of December 31, 1999)
------------------------------------------------------------------------------
Credit Quality                              Duration
--------------                              --------
Government Bonds          46.83%            Less than 1 Year       5.90%
AAA                       11.89%            1-3 Years             10.44%
AA                         5.41%            3-5 Years              8.21%
A                          7.85%            5-10 Years            26.24%
BBB                       13.93%            More than 10 Years    49.21%
BB                          6.5%
B                           6.7%
Below B                    0.36%
NR/NA                      0.52%

(1) The Sovereign Bond Benchmark represents the Lehman Brothers
    Government/Corporate Bond Index from April 1986 to September 1999 and Lehman Brothers Aggregate Bond Index from October 1999 to present.

* Total returns are for the period ended December 31, 1999, returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/99. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-
accounts within the Morningstar variable universe having an Intermediate
    Bond investment style.

                                                       Inception: May 1, 1996
 Global Bond Fund (Formerly Strategic Bond Fund)
 J.P. Morgan Investment Management, Inc.                         David Gibbon

 Bond yields rose sharply in the U.S. and Europe as the Fed, Bank of England and ECB tightened policy in response to improving global growth and rising input prices. At the same time, Japanese bond yields fell through the quarter as domestic investors questioned the improvement in growth prospects and debt supply fears and extended along the yield curve. Liquidity conditions improved through the quarter as Y2K fears abated and investors cautiously returned to the credit markets. New issuance declined throughout the quarter to a near halt in December.
 We continue to hold a short-duration bias, adding value in the rising interest rate environment. Country selection continues to hinder the portfolio's performance, as we concentrated the portfolio's duration underweight in Japan. With the exception of non-EMU Europe, Japan was the best performing region in the fixed income index during the fourth quarter.
 Our currency management was a drag on excess return, as we elected to leave a portion of our euro holdings unhedged early in the quarter. From mid-October to early December the euro declined in value by 9% relative to the US dollar. The portfolio maintains full currency hedges on yen-denominated assets. After a difficult third quarter, corporate spreads narrowed sharply in the fourth quarter, as concerns about a Y2K liquidity meltdown eased. Our allocation to non-government bonds added value relative to the index.
 With little sign of any material slowing in U.S. growth (aside from some moderation in the construction sector), continued improvement in the Japanese economy, and the rebound in European business confidence, bond markets lack fundamental support going into 2000. In the U.S., strong business and consumer confidence, a robust equity market and very buoyant labour market suggest the need for additional Fed policy tightening. Rapid monetary growth and credit expansion, together with the unprecedented external deficit, imply the need to slow the economy to a more sustainable pace, even in the absence of any significant consumer price pressures. The market discounts an insufficient amount of tightening this year in order to slow the economy to an acceptable pace.

                                    [GRAPH]

                            Historical Fund Return

Date                Global Bond Fund         Global Bond Benchmark(1)
04/30/96                 10,000                       10,000
05/31/96                  9,983                       10,002
06/28/96                 10,068                       10,123
07/31/96                 10,103                       10,162
08/30/96                 10,112                       10,183
09/30/96                 10,297                       10,370
10/31/96                 10,490                       10,586
11/29/96                 10,674                       10,775
12/31/96                 10,671                       10,703
01/31/97                 10,723                       10,762
02/28/97                 10,755                       10,799
03/31/97                 10,634                       10,695
04/30/97                 10,761                       10,844
05/30/97                 10,871                       10,936
06/30/97                 11,021                       11,080
07/31/97                 11,262                       11,348
08/29/97                 11,194                       11,279
09/30/97                 11,396                       11,454
10/31/97                 11,459                       11,597
11/28/97                 11,518                       11,658
12/31/97                 11,637                       11,784
01/01/98                 11,774                       11,937
02/27/98                 11,795                       11,956
03/31/98                 11,844                       12,013
04/30/98                 11,899                       12,076
05/29/98                 12,012                       12,203
06/30/98                 12,101                       12,294
07/31/98                 12,133                       12,342
08/31/98                 12,315                       12,554
09/30/98                 12,624                       12,848
10/30/98                 12,538                       12,792
11/30/98                 12,639                       12,882
12/31/98                 12,702                       12,907
01/29/99                 12,811                       13,016
02/26/99                 12,564                       12,823
03/31/99                 12,667                       12,914
04/30/99                 12,704                       12,986
05/28/99                 12,577                       12,908
06/30/99                 12,446                       12,762
07/30/99                 12,562                       12,736
08/31/99                 12,512                       12,750
09/30/99                 12,435                       12,815
10/29/99                 12,430                       12,841
11/30/99                 12,454                       12,884
12/31/99                 12,428                       12,983

Top Ten Holdings (as of December 31, 1999)
------------------------------------------------------------------------------
                                     % of              six months ago
                                  investments         % of investments
Government of France                 16.1%                  6.9%
U.S. Treasury                        14.4%                 14.1%
Federal National Mortgage Assoc.      7.5%                  4.8%
Government of Japan                   7.0%                  4.7%
U.K. Treasury                         5.3%                  7.2%
Repsol International Finance          5.0%                  5.1%
Government of Netherlands             4.8%                  5.1%
Government of Sweden                  4.5%                  4.6%
Government of Spain                   3.2%                  N/A
Standard Credit Card Master Trust     3.1%                  N/A

Average Annual Total Returns*
------------------------------------------------------------------------------
                                  Global Bond     Global Bond     MorningStar
                                     Fund         Benchmark(1)    Peer Group+
                                  -----------     ------------    -----------
1 Year                              -2.16%             .59%         -1.44%
3 Years                              5.21             6.65           4.62
Since Inception (5/1/96)             6.10             7.38           N/A

Fund Composition (as of December 31, 1999)
------------------------------------------------------------------------------
Credit Quality                         Duration
--------------                         --------
Government Bonds           50.08%      Less than 1 Year      4.80%
AAA                        30.00%      1-3 Years            16.85%
AA                         13.14%      3-5 Years            22.67%
A                           3.02%      5-10 Years           34.60%
BBB                         3.76%      More than 10 Years   21.08%
Below BB                       0%
NR/NA                          0%

* Total returns are for the period ended December 31, 1999. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. There are special risks associated with international investing including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus. The performance of the fund on this page is reported net of Trust level changes (i.e. investment management fees and operating expenses). It does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

(1) Global Bond Benchmark: 75% Lehman Brothers Aggregate Bond and 25% J.P. Morgan Non-
US Government Bond Index, Hedged, from May 1996 to April 1999 and the J.P. Morgan Global Bond Index (Hedged) thereafter.

+ Source: MorningStar, Inc. Data as of 12/31/99. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Reprsents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a General Bond Intermediate High Quality investment style and an International Bond investment style. The peer group represents a 35% weighting of the General Bond Intermediate High Quality style and a 65% weighting of the International Bond style. Prior to May 1999 (concurrent with the Fund's strategy change), the peer group represents a 75% weighting of the General Bond Intermediate High Quality style and a 25% weighting of the International Bond style.

                                                       Inception: May 1, 1998
 High-Yield Bond Fund
 Wellington Management Company, LLP                     Crawford/Smith/McEvoy

 In the fourth quarter, the US high yield market (as measured by the Lehman High Yield Index) gained 1.63%. This performance exceeded the -0.1% return of investment grade bonds as measured by the Lehman Brothers Aggregate Index. The superior return came from the tightening of the spread of high yield issues versus 10-year Treasury issues. During the quarter, the Fund advanced 3.30% compared to a 1.63% return of the Lehman High Yield Index. Since inception, on April 30, 1998, the Fund returned 1.19%, which compares favorably to the 0.31% return of the Lehman HY Index.
 While rising yields on US Treasuries hurt investment grade bonds during the quarter, high yield bonds held steady for a number of reasons. First, a strong US equity market served to create a wind at the back of the high yield market. Second, outflows in high yield mutual funds subsided during the quarter. Finally, high yield default rates declined sequentially for the second straight quarter from their peak levels in the second quarter.
 The Fund's average quality rating remained at B2 compared to B1 for the Lehman HY Index. Within high yield, lower quality ("B" rated) bonds outperformed higher quality ("BB" rated) bonds in the fourth quarter, and on a full-year basis.
 During the quarter, we continued to favor the telecommunication and media and entertainment sectors as we believe these areas are experiencing the most secular growth. We continue to invest in companies which derive most of their revenues from within the United States. Also, given the longevity of the current U.S. economic cycle, we continue to favor companies with an underlying secular growth trend as opposed to mature, cyclical companies.

                                    [GRAPH]

                            Historical Fund Return

Date            High-Yield Bond Fund        L/B High-Yield Bond Index
04/01/98              10,000                         10,000
05/31/98               9,987                         10,035
06/30/98              10,028                         10,071
07/31/98              10,075                         10,128
08/31/98               9,309                          9,569
09/30/98               9,280                          9,613
10/31/98               9,120                          9,415
11/30/98               9,802                          9,806
12/31/98               9,702                          9,817
01/31/99               9,819                          9,963
02/28/99               9,884                          9,904
03/31/99              10,062                          9,999
04/30/99              10,214                         10,192
05/31/99               9,992                         10,054
06/30/99               9,989                         10,033
07/31/99               9,993                         10,073
08/31/99               9,925                          9,962
09/30/99               9,874                          9,890
10/31/99               9,806                          9,825
11/30/99              10,090                          9,940
12/31/99              10,200                         10,052

Top Ten Holdings (as of December 31, 1999)
------------------------------------------------------------------------------
                                                   % of        six months ago
                                               Investments    % of Investments
Nextel Communcations, Inc.                         2.5%              2.3%
GCI, Inc.                                          2.0%              1.4%
EchoStar DBS Corp.                                 1.9%              2.0%
Lin Holdings Corp.                                 1.7%              1.8%
Duane Reade, Inc.                                  1.7%              1.8%
NTL Communications Corp.                           1.7%              1.8%
Lyondell Chemical Co.                              1.7%              1.8%
Intermedia Communication, Inc.                     1.6%              1.7%
P&L Coal Holdings Corp.                            1.6%              1.7%
Fairchild Semiconductor Corp.                      1.5%              1.2%

Average Annual Total Returns*
------------------------------------------------------------------------------
                          High-Yeild         L/B High-Yeild      Morning Star
                           Bond Fund           Bond Index         Peer Group+
                          ----------         --------------      ------------
1 Year                      5.13%                  2.39%             4.05%
Since Inception(5/1/98)     1.19                    .31               N/A

Fund Composition (as of December 31, 1999)
------------------------------------------------------------------------------
Credit Quality                            Duration
--------------                            --------

Government Bonds           0%             Less than 1 Year              10.10%
AAA                        0%             1-3 Years                      1.70%
AA                         0%             3-5 Years                      9.20%
A                          0%             5-10 Years                    76.30%
BBB                      0.7%             Greater than 10 Years          1.60%
BB                      19.1%             Equity/Other                   1.10%
B                       76.6%
Below B                  1.7%
NR/NA                    1.9%

* Total returns are for the period ended December 31, 1999. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that share, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable seperate accounts and variable products, all of which vary to a considerable extent and are described in your prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/99. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a High Yield investment style.

                                                    Inception: March 29, 1986
 Managed Fund
 Independence Investment Associates, Inc.              John Forelli/Jeff Saef

 Your balanced Fund returned a solid 7.41% during the fourth quarter of 1999. The strong equity markets led your performance gain. Your account also returned a strong 9.10% for the year despite a bond market that declined for all of 1999. The equity portion led your performance gain with a fourth quarter return of 12.37% and a 1999 return of 16.37%. Stocks that performed well during the quarter included Citigroup, Marsh & McLennan and Home Depot. We remain focused on finding cheap stocks with improving fundamentals and controlling risk in your Fund during this period of excessive valuation. On the fixed income side, your Fund beat the bond market (Lehman Aggregate Bond Index) by a strong 0.45% in the fourth quarter as corporate, mortgage and international bonds performed quite well. Asset Allocation remained at an approximate 60% Equity/40% Fixed Income mix throughout the quarter.
 The equity and fixed income markets went in opposite directions during 1999. Equity investors remain enamored with the strong economic environment, the free spending consumer and low inflation. Bond investors continue to be fearful of Fed interest rate hikes, low unemployment and wage pressures. We are focusing on both strong S&P 500 earnings growth and the seemingly excessive valuation of technology stocks in the market today. On balance, we believe the current environment bodes well for a continued strong stock market next year, as money flows should pick up now that Y2K is behind us. We also expect that broader economic growth and greater earnings breadth should lead to a wider participation in market leadership. We also believe the bond market could rally nicely once Fed rate increases are behind us sometime during the second quarter of 2000.

                                    [GRAPH]

                            Historical Fund Return

              Managed      Managed                    Managed      Managed
Date           Fund      Benchmark(1)   Date           Fund      Benchmark(1)
12/29/89      10,000        10,000      01/31/95      15,211        15,265
01/31/90       9,629         9,596      02/28/95      15,667        15,739
02/28/90       9,669         9,668      03/31/95      15,871        16,024
03/30/90       9,780         9,796      04/28/95      16,224        16,369
04/30/90       9,599         9,630      05/31/95      16,846        17,035
05/31/90      10,086        10,239      06/30/95      17,093        17,303
06/29/90      10,228        10,286      07/31/95      17,364        17,558
07/31/90      10,330        10,334      08/31/95      17,572        17,694
08/31/90       9,847         9,792      09/29/95      18,093        18,155
09/28/90       9,641         9,592      10/31/95      18,129        18,256
10/31/90       9,686         9,638      11/30/95      18,711        18,809
11/30/90      10,117        10,053      12/29/95      18,976        19,121
12/31/90      10,415        10,267      01/31/96      19,268        19,509
01/31/91      10,709        10,551      02/29/96      19,188        19,396
02/28/91      11,126        10,974      03/29/96      19,210        19,407
03/28/91      11,286        11,143      04/30/96      19,249        19,483
04/30/91      11,340        11,223      05/31/96      19,479        19,718
05/31/91      11,629        11,489      06/28/96      19,665        19,890
06/28/91      11,327        11,220      07/31/96      19,234        19,471
07/31/91      11,596        11,553      08/30/96      19,399        19,654
08/30/91      11,873        11,822      09/30/96      20,008        20,381
09/30/91      11,907        11,849      10/31/96      20,495        20,898
10/31/91      12,056        11,981      11/29/96      21,282        21,883
11/27/91      11,893        11,799      12/31/96      21,010        21,547
12/31/91      12,704        12,672      01/31/97      21,507        22,229
01/31/92      12,507        12,460      02/28/97      21,582        22,342
02/28/92      12,595        12,573      03/31/97      21,079        21,745
03/31/92      12,433        12,415      04/30/97      21,649        22,552
04/30/92      12,696        12,633      05/30/97      22,277        23,350
05/29/92      12,877        12,790      06/30/97      22,880        24,010
06/30/92      12,915        12,791      07/31/97      24,174        25,331
07/31/92      13,275        13,212      08/29/97      23,490        24,485
08/31/92      13,174        13,138      09/30/97      24,278        25,348
09/30/92      13,339        13,303      10/31/97      24,037        25,127
10/30/92      13,215        13,225      11/28/97      24,612        25,775
11/30/92      13,478        13,442      12/31/97      24,942        26,132
12/31/92      13,684        13,645      01/31/98      25,219        26,454
01/29/93      13,859        13,844      02/27/98      26,363        27,577
02/26/93      14,070        14,081      03/31/98      27,338        28,459
03/31/93      14,324        14,257      04/30/98      27,524        28,688
04/30/93      14,110        14,137      05/29/98      27,434        28,501
05/28/93      14,322        14,324      06/30/98      28,205        29,292
06/30/93      14,536        14,510      07/31/98      27,914        29,130
07/30/93      14,519        14,523      08/31/98      25,300        26,793
08/31/93      15,011        14,966      09/30/98      26,169        28,073
09/30/93      15,069        14,937      10/30/98      27,562        29,384
10/29/93      15,243        15,119      11/30/98      28,713        30,519
11/30/93      15,098        14,963      12/31/98      30,034        31,611
12/31/93      15,272        15,088      01/29/99      30,490        32,494
01/31/94      15,628        15,454      02/26/99      29,660        31,661
02/28/94      15,214        15,077      03/31/99      30,292        32,490
03/31/94      14,768        14,564      04/30/99      31,164        33,287
04/29/94      14,844        14,598      05/28/99      30,672        32,698
05/31/94      14,846        14,704      06/30/99      31,761        33,745
06/30/94      14,699        14,506      07/30/99      31,095        33,057
07/29/94      15,030        14,891      08/31/99      30,900        32,952
08/31/94      15,263        15,197      09/30/99      30,508        32,563
09/30/94      14,941        14,899      10/29/99      31,688        33,847
10/31/94      15,007        15,061      11/30/99      31,891        34,259
11/30/94      14,775        14,771      12/31/99      32,768        35,404
12/30/94      14,931        14,928

Top Ten Holdings (as of December 31,1999)
------------------------------------------------------------------------------
                                                   % of        six months ago
                                               investments    % of investments
Federal National Mortgage Assoc.                   9.6%              9.2%
Microsoft Corp.                                    3.0%              2.7%
Government National Mortgage Assoc.                3.0%              3.9%
General Electric Co.                               2.7%              2.3%
U.S. Treasury                                      2.7%              5.3%
Cisco Systems, Inc.                                2.2%              1.2%
Citigroup, Inc.                                    1.9%              2.0%
MCI WorldCom, Inc.                                 1.8%              1.5%
Intel Group.                                       1.5%              1.5%
Time Warner, Inc.                                  1.3%              1.6%

Average Annual Total Returns*
------------------------------------------------------------------------------
                          Managed               Managed          Morning Star
                           Fund               Benchmark(1)        Peer Group+
                          -------             ------------       -------------
 1 Year                    9.10%                 12.00%               9.58%
 3 Years                  15.97                  18.00               14.17
 5 Years                  17.02                  18.85               15.96
10 Years                  12.60                  13.48               12.01

Top Ten Sectors (as of December 31,1999)
------------------------------------------------------------------------------
                         % of                                           %of
                     investments                                    investments
Governmental            20.7%             Healthcare                    6.2%
Technology              18.8%             Consumer Cyclical             5.4%
Financial               18.2%             Retail                        4.4%
Capital Equipment        8.5%             Energy                        3.9%
Utility                  7.0%             Consumer Staple               2.7%

* Total returns are for the period ended December 31, 1999. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable seperate accounts and variable products, all of which vary to a considerable extent and are described in your prospectus.

(1) The Managed Benchmarked Represents 50% S&P 500/50% Lehman Brothers Government/Corporate Bond from April 1986 to December 1997 than 60% S&P 500/40% Lehman Brothers Government/Corporate Bond from 1998 to April 1998 and now 60% S&P 500/40% Lehman Brothers Aggregate Bond from May 1998 to present.

+ Source: MorningStar, Inc. Data as of 12/31/99. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar Variable universe Domestic Hybrid investment style.

                                                   Inception: August 31, 1999
 Aggressive Balanced Fund
 Independence Investment Associates Inc.                   J. Forelli/J. Saef

 Your balanced Fund returned a strong 8.94% during the fourth quarter of 1999. The strong equity markets led your performance gain. The equity portion led your performance gain with a fourth quarter return of 12.25%. Your Fund had particularly good performance in financial and healthcare stocks including Citigroup, Kansas City Southern Industries (owner of Janus Mutual Funds), Genentech and Warner Lambert. We avoided many technology stocks trading in excess of 50 times earnings, as we did not believe their future earnings growth justified those valuations. We remain focused on finding cheap stocks with improving fundamentals and controlling risk in your Fund during this period of excessive valuation. On the fixed income side, your Fund beat the bond market (Lehman Aggregate Bond Index) by a 0.11% in the fourth quarter as corporate and mortgage bonds performed quite well. Asset Allocation remained at an approximate 75% Equity/25% Fixed Income mix throughout the quarter.
 The equity and fixed income markets went in opposite directions during 1999. Equity investors remain enamored with the strong economic environment, the free spending consumer and low inflation. Bond investors continue to be fearful of Fed interest rate hikes, low unemployment and wage pressures. We are focusing on both strong S&P 500 earnings growth and the seemingly excessive valuation of technology stocks in the market today. On balance, we believe the current environment bodes well for a continued strong stock market next year, as money flows should pick up now that Y2K is behind us. We also expect that broader economic growth and greater earnings breadth should lead to a wider participation in market leadership. We also believe the bond market could rally nicely once Fed rate increases are behind us sometime during the second quarter of 2000.

                                    [GRAPH]

                            Historical Fund Return

Date             Aggressive Balanced Fund       Aggressive Balanced Benchwork
 8/31/99                 10,000                           10,000
 9/30/99                  9,830                            9,823
10/31/99                 10,274                           10,299
11/30/99                 10,383                           10,456
12/31/99                 10,709                           10,905
Top Ten Holdings (as of December 31, 1999)
------------------------------------------------------------------------------
                                                  % of          six months ago
                                               Investments    % of Investments
Federal National Mortage Assoc.                    8.3%              N/A
U.S. Treasury                                      6.1%              N/A
Microsoft Corp.                                    4.0%              N/A
Cisco Systems, Inc.                                2.8%              N/A
Citigroup, Inc.                                    2.7%              N/A
General Electric Co.                               2.4%              N/A
Government National Mortgage Assoc.                2.2%              N/A
MCI WorldCom, Inc.                                 1.9%              N/A
Intel Corp.                                        1.8%              N/A
International Business Machines Corp.              1.7%              N/A
Average Annual Total Returns*
------------------------------------------------------------------------------
                           Aggressive Balanced     Aggressive Balanced
                                  Fund                  Benchmark
                           -------------------     -------------------
Since Inception (8/31/99)         7.09%                    9.05%
Top Ten Sectors (as of December 31, 1999)
------------------------------------------------------------------------------
                         % of                                          %of
                     Investments                                   Investments
Technology              22.9%             Health Care                  7.3%
Govermental             16.6%             Retail                       5.9%
Financial               14.1%             Consumer Cyclical            4.5%
Capital Equipment        9.5%             Energy                       4.2%
Utility                  8.2%             Basic Material               3.0%

* Total returns are for the period ended December 31, 1999. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns principal value of fund shares will fluctuate so that shares, when redeemed may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable seperate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

                                                       Inception: May 1, 1996
 International Balanced Fund
 Brinson Partners, Inc.                                       Management Team

 The International Balanced Fund provided a 6.3% return for the fourth quarter, which lagged the Fund's benchmark return of 10.5%. The calendar year return for the Fund was 5.1%, versus the benchmark return of 15.4%.
 The international equity markets were strong in the final months of 1999, lead by growth stocks primarily in the technology and telecommunication sector. The technology explosion was not limited to the U.S. market, and many developed markets such as Japan and the U.K. were driven by the industry move. In general, international equity markets performed well for the year, as the global bond market returns were much weaker due to central banks' concern for future inflation. The allocation decision to underweight equities and overweight bonds was the single greatest detractor from the Fund's overall performance for the year. In spite of the increase in long-term discount rates and high market volatility, outperformance occurred in the most "aggressive" sectors of the equity markets. The price/earning multiples on the class of high growth companies has expanded further, while the debt market reflects market uncertainty, as evidenced by widening treasury yield spreads. The Fund is defensively positioned, as we remain wary of the disconnect between bonds and equities.
 For the calendar year, the Asian equity markets were the best performers, and the portfolio benefited from the overweight in Japan. Stocks that performed well in the portfolio included Nokia, Sony, Fanuc and Toyota. The consistently best performing industries across all equity markets were electronics and telecommunications, which also coincides with our view that they are the most expensive.
 Within the Fund, we continue to emphasize non-U.S. bond markets over equities. Our conservative approach to global capital markets was not rewarded in 1999, but our conviction has not faltered. There is an equity bubble in a sector of the economy related to the "new era" technology, and increasing evidence suggests that the equity markets are ripe for a correction.

                                    [GRAPH]

                            Historical Fund Return

                        International          International Balanced
Date                    Balanced Fund          Composite Benchmrk (1)
04/30/96                   10,000                     10,000
05/31/96                    9,992                      9,890
06/30/96                   10,055                      9,940
07/31/96                    9,956                      9,847
08/31/96                   10,007                      9,898
09/30/96                   10,257                     10,066
10/31/96                   10,315                     10,082
11/30/96                   10,678                     10,396
12/31/96                   10,673                     10,278
01/31/97                   10,509                      9,927
02/28/97                   10,624                      9,983
03/31/97                   10,568                      9,964
04/30/97                   10,507                      9,934
05/31/97                   11,089                     10,489
06/30/97                   11,433                     10,896
07/31/97                   11,471                     10,928
08/31/97                   10,986                     10,411
09/30/97                   11,470                     10,879
10/31/97                   11,127                     10,433
11/30/97                   10,967                     10,260
12/31/97                   10,955                     10,287
01/31/98                   11,195                     10,599
02/28/98                   11,630                     11,099
03/31/98                   11,808                     11,269
04/30/98                   11,952                     11,412
05/31/98                   11,952                     11,366
06/30/98                   11,915                     11,383
07/31/98                   11,962                     11,437
08/31/98                   11,270                     10,597
09/30/98                   11,435                     10,644
10/31/98                   12,221                     11,534
11/30/98                   12,443                     11,832
12/31/98                   12,925                     12,239
01/31/99                   12,914                     12,171
02/28/99                   12,390                     11,823
03/31/99                   12,558                     12,148
04/30/99                   12,778                     12,482
05/31/99                   12,313                     11,979
06/30/99                   12,412                     12,180
07/31/99                   12,785                     12,559
08/31/99                   12,772                     12,609
09/30/99                   12,781                     12,783
10/31/99                   12,912                     13,099
11/30/99                   12,992                     13,333
12/31/99                   13,586                     14,127


Top Ten Holdings (as of December 31,1999)
------------------------------------------------------------------------------
                                                  % of         six months ago
                                               investments    % of investments
Government of France                               5.9%              6.8%
Government of Japan                                5.0%              N/A
Government of Canada                               4.4%              4.4%
Government of Sweden                               4.0%              3.3%
U.K. Treasury                                      3.8%              4.6%
Queensland Treasury Corp.                          3.2%              4.5%
Government of Netherlands                          3.0%              N/A
Kingdom of Denmark                                 2.6%              3.1%
Government of Spain                                2.2%              5.2%
Treuhandansalt                                     1.8%              4.1%

Average Annual Total Returns*
------------------------------------------------------------------------------
                 International Balanced  International Balanced  Morning Star
                         Fund             Composite Benchmark(1)  Peer Group+
                 ----------------------  ----------------------- -------------
1 Year                   5.11%                     15.42%             11.14%
3 Years                  8.38                      11.19              11.05
Since Inception          8.71                       9.88              N/A
(5/1/96)

Top Ten Countries (as of December 31,1999)
------------------------------------------------------------------------------
                         % of                                          %of
                     investments                                   investments
Japan                   24.7%             Netherlands                  5.8%
United Kingdom          13.9%             Canada                       5.5%
France                  11.5%             Australia                    4.9%
Germany                 10.5%             Spain                        4.0%
Sweden                   6.1%             Italy                        3.3%

* Total returns are for the period ended December 31, 1999. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. There are special risks associated with international investing including currency flucations, political instability, foreign taxation and different accounting standards, as outlined in the current prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable seperate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

(1) International Balanced Composite Index: 65% Morgan Stanley Capital International World Index Excluding US, and 35% Salomon Brothers Non-US Govt. Bond Index excluding US Taxes.

     There are special risks associated with international investing, including currency flucatations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/99. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar Variable universe having an International Hybrid Investment style.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 1999
--------------------------------------------------------------------------------
(000's Omitted)

                              Large Cap   Fundamental   Aggressive Sovereign     Emerging    International Global   International
                                Growth   Mid Cap Growth  Balanced    Bond     Markets Equity Equity Index  Equity      Equity
                              ---------- -------------- ---------- ---------  -------------- ------------- -------  -------------
ASSETS
Long Term Investments
at cost...............        $1,004,671     $6,582      $11,003   $824,197      $22,691       $178,516    $17,019     $ 9,913
Net unrealized
appreciation/(depreciation)
of investments........           370,609      2,179          615    (23,838)       8,286         55,864      4,184       1,953
Short-Term Investments
at market.............             6,510        329        1,268     81,840        1,191          8,974        995         300
                              ----------     ------      -------   --------      -------       --------    -------     -------
 Total Investments....         1,381,790      9,090       12,886    882,199       32,168        243,354     22,198      12,166
Cash..................                           57                                  236                       126         261
Receivable for:
 Investments sold.....                           84                                                 288
 Fund shares sold.....                            3          136        149          500            178         19
 Interest.............                                        32     12,643
 Dividends............               780                       5                      20            237         31           9
 Futures contracts
 margin...............                                                   43                          15
 Foreign currency
 sold.................
 Unrealized
 appreciation in
 forward foreign
 currency contracts...
 Other assets.........
                              ----------     ------      -------   --------      -------       --------    -------     -------
 TOTAL ASSETS.........         1,382,570      9,234       13,059    895,034       32,924        244,072     22,374      12,436
LIABILITIES
Payables for:
 Investments
 purchased............                           57        1,172     44,616          177                        57
 Fund shares
 purchased............                28
 Foreign currency
 purchased............
 Future contracts
 daily variation......
 Unrealized
 depreciation in
 forward foreign
 currency contracts...                                                                                9
 Other liabilities....                69          2            4        132          151             46          6           6
                              ----------     ------      -------   --------      -------       --------    -------     -------
 TOTAL LIABILITIES....                97         59        1,176     44,748          328             55         63           6
                              ----------     ------      -------   --------      -------       --------    -------     -------
NET ASSETS............        $1,382,473     $9,175      $11,883   $850,286      $32,596       $244,017    $22,311     $12,430
                              ==========     ======      =======   ========      =======       ========    =======     =======
Shares of beneficial
interest outstanding..            50,580        636        1,119     93,200        2,658         12,421      1,839       1,040
                              ----------     ------      -------   --------      -------       --------    -------     -------
Net asset value per
share.................        $    27.33     $14.42      $ 10.62   $   9.12      $ 12.26       $  19.64    $ 12.13     $ 11.95
                              ==========     ======      =======   ========      =======       ========    =======     =======
Composition of net
assets:
 Capital Paid in......           975,081      6,737       11,230    899,353       24,679        188,296     18,475      10,447
 Accumulated net
 realized gain/(loss)
 on investments.......            36,660        259           34    (26,833)        (212)          (502)      (345)         10
 Undistributed/(distributions
 in excess of) net
 investment income....               123                       4      1,427          (15)            (7)        (3)          0
 Net unrealized
 appreciation/(depreciation)
 of:
 Investments..........           370,609      2,179          615    (23,838)       8,286         55,864      4,184       1,953
 Foreign currency
 translation..........                                                              (142)           (23)
 Futures contracts....                                                  177                         389                     20
                              ----------     ------      -------   --------      -------       --------    -------     -------
Net Assets............        $1,382,473     $9,175      $11,883   $850,286      $32,596       $244,017    $22,311     $12,430
                              ==========     ======      =======   ========      =======       ========    =======     =======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 1999
--------------------------------------------------------------------------------
(000's Omitted)

                               Small Cap  International Mid Cap  Mid Cap Large Cap  Large Cap  Large/Mid  Money
                                Growth      Balanced     Growth   Blend    Value    Value CORE Cap Value  Market
                               ---------  ------------- -------- ------- ---------  ---------- --------- --------
ASSETS
Long Term Investments at
cost.........................  $119,627      $27,817    $272,924 $5,372  $145,337     $5,646    $5,667
Net unrealized
appreciation/(depreciation)
of investments...............    58,683        2,272     170,352    306     4,109         70       221
Short-Term Investments at
market.......................       978          829       9,398    125     6,345        500       216   $449,739
                               --------      -------    -------- ------  --------     ------    ------   --------
 Total Investments...........   179,288       30,918     452,674  5,803   155,791      6,216     6,104    449,739
Cash.........................       362          567          21                         130                    1
Receivable for:
 Investments sold............     1,364            2          18                                    40
 Fund shares sold............       409            1         356      3                   19        42      1,616
 Interest....................                    247
 Dividends...................        21           23           1      6       291          7         8
 Futures contracts margin....                                                              1
 Foreign currency sold.......
 Unrealized appreciation in
 forward foreign currency
 contracts...................
 Other assets................
                               --------      -------    -------- ------  --------     ------    ------   --------
 TOTAL ASSETS................   181,444       31,758     453,070  5,812   156,082      6,373     6,194    451,356
LIABILITIES
Payables for:
 Investments purchased.......     1,830          109                          157                   91
 Fund shares purchased.......                                                  20
 Foreign currency purchased..
 Future contracts daily
 variation...................
 Unrealized depreciation in
 forward foreign currency
 contracts...................                     63
 Other liabilities...........        44            9         133      2        56          2         2        121
                               --------      -------    -------- ------  --------     ------    ------   --------
 TOTAL LIABILITIES...........     1,874          181         133      2       233          2        93        121
                               --------      -------    -------- ------  --------     ------    ------   --------
NET ASSETS...................  $179,570      $31,577    $452,937 $5,810  $155,849     $6,371    $6,101   $451,235
                               ========      =======    ======== ======  ========     ======    ======   ========
Shares of beneficial interest
outstanding..................     9,394        2,950      15,496    543    11,552        627       586     45,124
                               --------      -------    -------- ------  --------     ------    ------   --------
Net asset value per share....  $  19.12      $ 10.71    $  29.22 $10.70  $  13.49     $10.16    $10.42   $  10.00
                               ========      =======    ======== ======  ========     ======    ======   ========
Composition of net assets:
 Capital Paid in.............   121,816       29,745     274,346  5,439   151,786      6,302     5,882    451,235
 Accumulated net realized
 gain/(loss) on investments..      (929)        (149)      8,239     64      (122)        (9)       (4)
 Undistributed/(distributions
 in excess of) net investment
 Income......................                   (223)                 1        76                    2
 Net unrealized
 appreciation/(depreciation)
 of:
 Investments.................    58,683        2,272     170,352    306     4,109         70       221
 Foreign currency
 translation.................                    (68)
 Futures contracts...........                                                              8
                               --------      -------    -------- ------  --------     ------    ------   --------
Net Assets...................  $179,570      $31,577    $452,937 $5,810  $155,849     $6,371    $6,101   $451,235
                               ========      =======    ======== ======  ========     ======    ======   ========

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 1999
--------------------------------------------------------------------------------
(000's Omitted)

                              Mid Cap  Small/Mid Cap  Bond        Large Cap     Small/Mid Cap Small/Mid Cap Real Estate  Growth &
                               Value      Growth      Index   Aggressive Growth     CORE          Value       Equity      Income
                              -------  ------------- -------  ----------------- ------------- ------------- ----------- ----------
ASSETS
Long Term
Investments at cost.          $84,856    $168,108    $39,591       $12,443         $7,107        $5,270      $128,503   $3,058,262
Net unrealized
appreciation/(depreciation)
of investments......            5,006       5,766     (2,266)        2,120            842            80        (4,550)   1,157,647
Short-Term
Investments at
market..............            3,503       9,219        985           568            200           179         1,212
                              -------    --------    -------       -------         ------        ------      --------   ----------
 Total Investments..           93,365     183,093     38,310        15,131          8,149         5,529       125,165    4,215,909
Cash................                                                                   51                                    9,940
Receivable for:
 Investments sold...                                                                                  3                      1,098
 Fund shares sold...               16         582         33                           33            41
 Interest...........                                     662
 Dividends..........               71          61                        2              6             2         1,121        3,009
 Futures contracts
 margin.............                                                                   10
 Foreign currency
 sold...............
 Unrealized
 appreciation in
 forward foreign
 currency contracts.
 Other assets.......
                              -------    --------    -------       -------         ------        ------      --------   ----------
 TOTAL ASSETS.......           93,452     183,736     39,005        15,133          8,249         5,575       126,286    4,229,956
LIABILITIES
Payables for:
 Investments
 purchased..........            1,265       1,730        556            54                                                   9,753
 Fund shares
 purchased..........                                                                                               27        1,030
 Foreign currency
 purchased..........
 Future contracts
 daily variation....
 Other liabilities..               37          75         13             5              1             5            45          332
                              -------    --------    -------       -------         ------        ------      --------   ----------
 TOTAL LIABILITIES..            1,302       1,805        569            59              1             5            72       11,115
                              -------    --------    -------       -------         ------        ------      --------   ----------
NET ASSETS..........          $92,150    $181,931    $38,436       $15,074         $8,248        $5,570      $126,214   $4,218,841
                              =======    ========    =======       =======         ======        ======      ========   ==========
Shares of beneficial
interest
outstanding.........            7,212      12,963      4,125         1,263            840           550        11,000      210,823
                              -------    --------    -------       -------         ------        ------      --------   ----------
Net asset value per
share...............          $ 12.78    $  14.03    $  9.32       $ 11.94         $ 9.82        $10.13      $  11.47   $    20.01
                              =======    ========    =======       =======         ======        ======      ========   ==========
Composition of net
assets:
 Capital Paid in....           98,404     176,445     40,826        12,929          7,434         5,487       134,651    2,987,029
 Accumulated net
 realized
 gain/(loss) on
 investments........          (11,260)       (280)      (191)           25            (35)            3        (5,476)      72,063
 Undistributed/(distributions
 in excess of) net
 investment Income..                                      67                                                    1,589        2,102
 Net unrealized
 appreciation/(depreciation)
 of:
 Investments........            5,006       5,766     (2,266)        2,120            842            80        (4,550)   1,157,647
 Foreign currency
 translation........
 Futures contracts..                                                                    7
                              -------    --------    -------       -------         ------        ------      --------   ----------
Net Assets..........          $92,150    $181,931    $38,436       $15,074         $8,248        $5,570      $126,214   $4,218,841
                              =======    ========    =======       =======         ======        ======      ========   ==========

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 1999
--------------------------------------------------------------------------------
(000's Omitted)

                                          Short-Term Small Cap International  Equity   High Yield Global
                                Managed      Bond      Value   Opportunities  Index       Bond     Bond
                               ---------- ---------- --------- ------------- --------  ---------- -------
ASSETS
Long term investments at
cost.........................  $2,862,284  $66,313    $67,613     $54,907    $364,089   $19,450   $71,639
Net unrealized
appreciation/(depreciation)
of investments...............     508,755   (1,393)    (1,426)     21,530      91,657      (789)   (3,358)
Short-Term Investments at
market.......................     338,170    2,908      2,390       3,255         816     1,714     7,769
                               ----------  -------    -------     -------    --------   -------   -------
 Total Investments...........   3,709,209   67,828     68,577      79,692     456,562    20,375    76,050
Cash.........................       1,107                               7          68                  25
Receivable for:
 Investments sold............                                                      28               1,778
 Fund shares sold............         190       10        228          45         192
 Interest....................      15,767    1,064                                          448     1,517
 Dividends...................       1,598                 122          82         444         3
 Futures contracts margin....                                                      31                  14
 Foreign currency sold.......
 Unrealized appreciation in
 forward foreign currency
 contracts...................       6,513                                                           1,305
 Other assets................
                               ----------  -------    -------     -------    --------   -------   -------
 TOTAL ASSETS................   3,734,381   68,902     68,927      79,826     457,325    20,826    80,689
LIABILITIES
Payables for:
 Investments purchased.......     303,144                                       6,029               8,801
 Fund shares purchased.......                                                               894       874
 Foreign currency purchased..
 Future contracts daily
 variation...................
 Other liabilities...........         318       58         27          32                    11        23
                               ----------  -------    -------     -------    --------   -------   -------
 TOTAL LIABILITIES...........     303,462       58         27          32       6,029       905     9,698
                               ----------  -------    -------     -------    --------   -------   -------
NET ASSETS...................  $3,430,919  $68,844    $68,900     $79,794    $451,296   $19,921   $70,991
                               ==========  =======    =======     =======    ========   =======   =======
Shares of beneficial interest
outstanding..................     222,091    7,081      6,311       5,259      22,060     2,217     7,230
                               ----------  -------    -------     -------    --------   -------   -------
Net asset value per share....  $    15.45  $  9.72    $ 10.92     $ 15.17    $  20.46   $  8.99   $  9.82
                               ==========  =======    =======     =======    ========   =======   =======
Composition of net assets:
 Capital Paid in.............   2,860,906   71,690     73,930      58,444     358,887    20,951    73,868
 Accumulated net realized
 gain (loss) on investments..      42,336   (1,560)    (3,636)       (108)       (865)     (278)   (1,323)
 Undistributed/(distributions
 in excess of) net investment
 income......................      12,545      107         32         (67)      1,262        37       441
 Net unrealized
 appreciation/(depreciation)
 of:
 Investments.................     508,755   (1,393)    (1,426)     21,530      91,657      (789)   (3,358)
 Foreign currency
 translation.................       6,377                              (5)                          1,274
 Futures contracts...........                                                     355                  89
                               ----------  -------    -------     -------    --------   -------   -------
Net Assets...................  $3,430,919  $68,844    $68,900     $79,794    $451,296   $19,921   $70,991
                               ==========  =======    =======     =======    ========   =======   =======

See notes to financial statements.

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 1999
--------------------------------------------------------------------------------
(000's Omitted)

                             Large Cap Fundamental Mid Aggressive  Sovereign     Emerging    International Global  International
                              Growth    Cap Growth(*)  Balanced(*)   Bond     Markets Equity Equity Index  Equity   Equity (*)
                             --------- --------------- ----------- ---------  -------------- ------------- ------  -------------
INVESTMENT INCOME
 Income
 Interest..............      $    646      $    6         $ 58     $ 64,238      $    64        $   259    $   43     $   13
 Dividends (Note B)....         8,167           3           29                       164          2,735       309         34
                             --------      ------         ----     --------      -------        -------    ------     ------
                                8,813           9           87       64,238          228          2,994       352         47
 Expenses
 Investment advisory
 fee (Note C)..........         4,387          17           24        2,215          182            314       159         36
 Auditors fees.........            80                                    62            6             17         7          1
 Custodian fees........           118           5            9           52          305            313        78         24
 Fidelity Bond fees....                                                   1                           1
 Legal fees............            21                                    16                           3
 Printing & mailing
 fees..................           144           1            1          135                          72                    1
 Trustees fees.........            14                                    11            2              4         2
 Other fees............             1                                     1                           5
                             --------      ------         ----     --------      -------        -------    ------     ------
                                4,765          23           34        2,493          495            729       246         62
 Less expenses
 reimbursed (Note C)...                         3            7                       294            139        62         22
                             --------      ------         ----     --------      -------        -------    ------     ------
                                4,765          20           27        2,493          201            590       184         40
                             --------      ------         ----     --------      -------        -------    ------     ------
Net Investment
Income/(Loss)..........         4,048         (11)          60       61,745           27          2,404       168          7
REALIZED AND UNREALIZED
GAIN/(LOSS) ON
INVESTMENTS
 Net realized
 gain/(loss) on sales
 of investments........       246,459         786           73      (25,838)       1,607          4,750       (24)       190
 Increase in unrealized
 appreciation/(depreciation)
 of:
 Investments...........        20,524       2,179          615      (44,681)       9,598         48,346     4,008      1,953
 Foreign currency
 translation...........                                                             (142)          (133)
 Futures...............                                                 177                         517                   20
                             --------      ------         ----     --------      -------        -------    ------     ------
 Net realized and
 unrealized gain/(loss)
 on investments........       266,983       2,965          688       70,342       11,063         53,480     3,984      2,163
                             --------      ------         ----     --------      -------        -------    ------     ------
 Net
 increase/(decrease) in
 net assets resulting
 from operations.......      $271,031      $2,954         $748     $ (8,597)     $11,090        $55,884    $4,152     $2,170
                             ========      ======         ====     ========      =======        =======    ======     ======

(*) Commenced investment operations on August 31, 1999.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 1999
--------------------------------------------------------------------------------
(000's Omitted)

                             Small Cap International Mid Cap   Mid Cap  Large Cap   Large Cap   Large/Mid Cap  Money
                              Growth     Balanced     Growth   Blend(*)   Value   Value CORE(*)   Value(*)    Market
                             --------- ------------- --------  -------- --------- ------------- ------------- -------
INVESTMENT INCOME
 Income
 Interest...................  $   106     $  835     $    378    $  3    $   377      $  4          $  4      $20,320
 Dividends (Note B).........       83        276          127      25      3,646        32            31
                              -------     ------     --------    ----    -------      ----          ----      -------
                                  189      1,111          505      28      4,023        36            35       20,320
 Expenses
 Investment advisory fee
 (Note C)...................      732        253        1,646      13      1,088        13            17          965
 Auditors fees..............       11          8           15                 14                       8           30
 Custodian fees.............       85        120           98       7         80         8                         79
 Fidelity Bond fees.........
 Legal Fees.................        2          1            3                  3                                    7
 Printing & mailing fees....       35          4           90                 60                                  100
 Trustees fees..............        3          3            4                  4                                    6
 Other fees.................
                              -------     ------     --------    ----    -------      ----          ----      -------
                                  868        389        1,856      20      1,249        21            25        1,187
 Less expenses reimbursed
 (Note C)...................                  91                    6                    6             7
                              -------     ------     --------    ----    -------      ----          ----      -------
                                  868        298        1,856      14      1,249        15            18        1,187
                              -------     ------     --------    ----    -------      ----          ----      -------
Net Investment
Income/(Loss)...............     (679)       813       (1,351)     14      2,774        21            17       19,133
REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
 Net realized gain/(loss) on
 sales of investments.......   24,283      1,839       55,989     268      7,671       100            11
 Increase in unrealized
 appreciation/(depreciation)
 of:
 Investments................   41,804       (519)     148,557     306     (7,556)       70           221
 Foreign currency
 translation................                (606)         (33)
 Futures....................                                                             8
                              -------     ------     --------    ----    -------      ----          ----      -------
 Net realized and unrealized
 gain on investments........   66,087        714      204,513     574        115       178           232
                              -------     ------     --------    ----    -------      ----          ----      -------
 Net increase in net assets
 resulting from operations..  $65,408     $1,527     $203,162    $588    $ 2,889      $199          $249      $19,133
                              =======     ======     ========    ====    =======      ====          ====      =======

(*) Commenced investment operations on August 31, 1999.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 1999
--------------------------------------------------------------------------------
(000's Omitted)

                             Mid Cap  Small/Mid Cap  Bond         Large Cap       Small/Mid Cap Small/Mid Cap Real Estate Growth &
                              Value      Growth      Index   Aggressive Growth(*)     CORE        Value(*)      Equity     Income
                             -------  ------------- -------  -------------------- ------------- ------------- ----------- --------
INVESTMENT INCOME
 Income
 Interest..........          $    86    $    343    $ 2,214         $   10           $    4         $  4       $     71   $  1,667
 Dividends (Note
 B)................            1,343         699                        17               70           12          9,786     47,886
                             -------    --------    -------         ------           ------         ----       --------   --------
                               1,429       1,042      2,214             27               74           16          9,857     49,553
 Expenses..........
 Investment
 advisory fee
 (Note C)..........              735       1,360         48             38               48           16            835      9,807
 Auditors fees.....               12          18          8              1                6                          15        247
 Custodian fees....               55          81         51              6               78           11             53        308
 Fidelity Bond
 fees..............                1                                                                                  1          1
 Legal fees........                2           3          1                                                           3         68
 Printing &
 mailing fees......               37          74          1              1                                           66        564
 Trustees fees.....                3           4          3                               2                           4         39
 Other fees........                                                                                                              5
                             -------    --------    -------         ------           ------         ----       --------   --------
                                 845       1,540        112             46              134           27            977     11,039
 Less expenses
 reimbursed (Note
 C)................                            1         17              4               78            9
                             -------    --------    -------         ------           ------         ----       --------   --------
                                 845       1,539         95             42               56           18            977     11,039
                             -------    --------    -------         ------           ------         ----       --------   --------
Net Investment
Income/(Loss)......              584        (497)     2,119            (15)              18           (2)         8,880     38,514
REALIZED AND
UNREALIZED
GAIN/(LOSS) ON
INVESTMENTS
 Net realized
 gain/(loss) on
 sales of
 investments.......           (2,104)     26,575       (186)           133              714          190         (5,679)   516,452
 Increase in
 unrealized
 appreciation/(depreciation)
 of:
 Investments.......            5,960     (17,156)    (2,724)         2,120              578           80         (5,829)    38,349
 Foreign currency
 translation.......
 Futures...........                                                                       7
                             -------    --------    -------         ------           ------         ----       --------   --------
 Net realized and
 unrealized
 gain/(loss) on
 investments.......            3,856       9,419     (2,910)         2,253            1,299          270        (11,508)   554,801
                             -------    --------    -------         ------           ------         ----       --------   --------
 Net
 increase/(decrease)
 in net assets
 resulting from
 operations........          $ 4,440    $  8,922    $  (791)        $2,238           $1,317         $268       $ (2,628)  $593,315
                             =======    ========    =======         ======           ======         ====       ========   ========

(*) Commenced investment operations on August 31, 1999.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 1999
--------------------------------------------------------------------------------
(000's Omitted)

                                       Short-Term Small Cap International Equity  High Yield Global
                             Managed      Bond      Value   Opportunities  Index     Bond     Bond
                             --------  ---------- --------- ------------- ------- ---------- -------
INVESTMENT INCOME
 Income
 Interest................... $ 78,945   $ 4,812    $    71     $   114    $    30   $1,478   $ 3,939
 Dividends (Note B).........   25,009                1,037       1,085      4,649       15
                             --------   -------    -------     -------    -------   ------   -------
                              103,954     4,812      1,108       1,199      4,679    1,493     3,939
 Expenses
 Investment advisory fee
 (Note C)...................   10,790       216        513         582          0      111       488
 Auditors fees..............      216        11         10          10         24        7        10
 Custodian fees.............      452        49         62         160        173       58        73
 Fidelity Bond fees.........        1                                1          1                  1
 Legal fees.................       58         1          1           1          5
 Printing & mailing fees....      357        29         24          16         57                 19
 Trustees fees..............       34         3          3           3          5        2         3
 Other fees.................        4                                          10
                             --------   -------    -------     -------    -------   ------   -------
                               11,912       309        613         773        275      178       594
 Less expenses reimbursed
 (Note C)...................                             6          92        275       42         1
                             --------   -------    -------     -------    -------   ------   -------
                               11,912       309        607         681                 136       593
                             --------   -------    -------     -------    -------   ------   -------
Net Investment Income.......   92,042     4,503        501         518      4,679    1,357     3,346
REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
 Net realized gain/(loss) on
 sales of investments.......  287,125    (1,350)       950       4,853     14,409     (275)     (178)
 Increase in unrealized
 appreciation/(depreciation)
 of:
 Investments................  (97,986)   (1,085)    (3,703)     15,077     45,659     (223)   (5,951)
 Foreign currency
 translation................   11,252                               (7)                        1,134
 Futures....................     (316)                                         99                 75
                             --------   -------    -------     -------    -------   ------   -------
 Net realized and unrealized
 gain/(loss) on investments.  200,075    (2,435)    (2,753)     19,923     60,167     (498)   (4,920)
                             --------   -------    -------     -------    -------   ------   -------
 Net increase/(decrease) in
 net assets resulting from
 operations................. $292,117   $ 2,068    $(2,252)    $20,441    $64,846   $  859   $(1,574)
                             ========   =======    =======     =======    =======   ======   =======

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                                                           Fundamental         Aggressive
                                 Large Cap Growth        Mid Cap Growth         Balanced            Sovereign Bond
                             ------------------------- ------------------- ------------------- -------------------------
                                                           Period from         Period from
                              Year Ended   Year Ended  August 31, 1999 (*) August 31, 1999 (*)  Year Ended   Year Ended
                             December 31, December 31,   to December 31,     to December 31,   December 31, December 31,
                                 1999         1998            1999                1999             1999         1998
                             ------------ ------------ ------------------- ------------------- ------------ ------------
INCREASE/(DECREASE)
IN NET ASSETS
From Operations
 Net investment
 income/(loss)...             $    4,048   $    5,356        $  (11)             $    60         $ 61,745     $ 58,240
 Net realized
 gain/(loss) on
 sales of
 investments.....                246,459      104,660           786                   73          (25,838)      12,121
 Change in net
  unrealized
  appreciation/(depreciation)
  of Investments.                 20,524      198,191         2,179                  615          (44,681)      (3,300)
  Foreign
  Currency
  Translation....
  Futures........                                                                                     177
                              ----------   ----------        ------              -------         --------     --------
  Net
  increase/(decrease)
  in net assets
  resulting from
  operations.....                271,031      308,207         2,954                  748           (8,597)      67,061
Distributions to
Shareholders
From:
 Net investment
 income..........                 (3,925)      (5,356)                               (56)         (65,478)     (58,240)
 In excess of net
 investment
 income..........
 Realized gain on
 investments.....               (208,789)    (104,621)         (516)                 (39)                      (12,168)
 In excess of
 realized gain...
 Capital Paid in.                                 (39)
                              ----------   ----------        ------              -------         --------     --------
 Decrease in net
 assets
 resulting from
 distributions...               (212,714)    (110,016)         (516)                 (95)         (65,478)     (70,408)
Capital
Contribution.....
Trust Share
Transactions
 Proceeds from
 shares sold.....                154,558      132,463         6,365               11,694           86,852      120,694
 Distributions
 reinvested......                212,714      110,016           516                   95           65,478       70,408
 Payment for
 shares redeemed.               (169,880)     (68,304)         (144)                (559)        (135,090)     (84,404)
                              ----------   ----------        ------              -------         --------     --------
 Increase/(decrease)
 from trust
 share
 transactions....                197,392      174,175         6,737               11,230           17,240      106,698
                              ----------   ----------        ------              -------         --------     --------
NET
INCREASE/(DECREASE)
IN NET ASSETS....                255,709      372,366         9,175               11,883          (56,835)     103,351
NET ASSETS
 Beginning of
 Period..........              1,126,764      754,398                                             907,121      803,770
                              ----------   ----------        ------              -------         --------     --------
 End of Period...             $1,382,473   $1,126,764        $9,175              $11,883         $850,286     $907,121
                              ==========   ==========        ======              =======         ========     ========
 Analysis of
 Trust Share
 Transactions:
 Sold............                  5,540        5,424           608                1,164            9,038       12,001
 Reinvested......                  8,043        4,217            41                    9            6,931        7,044
 Redeemed........                 (6,019)      (2,861)          (13)                 (54)         (14,198)      (8,405)
                              ----------   ----------        ------              -------         --------     --------
Net
increase/(decrease)
in shares
outstanding......                  7,564        6,780           636                1,119            1,771       10,640
                              ==========   ==========        ======              =======         ========     ========
                                       Emerging
                                    Markets Equity
                             ----------------------------
                                            Period from
                              Year Ended  May 1, 1998 (*)
                             December 31, to December 31,
                                 1999          1998
                             ------------ ---------------
INCREASE/(DECREASE)
IN NET ASSETS
From Operations
 Net investment
 income/(loss)...              $    27        $   27
 Net realized
 gain/(loss) on
 sales of
 investments.....                1,607        (1,644)
 Change in net
  unrealized
  appreciation/(depreciation)
  of Investments.                9,598        (1,312)
  Foreign
  Currency
  Translation....                 (142)
  Futures........
                             ------------ ---------------
  Net
  increase/(decrease)
  in net assets
  resulting from
  operations.....               11,090        (2,929)
Distributions to
Shareholders
From:
 Net investment
 income..........                  (17)          (16)
 In excess of net
 investment
 income..........                  (44)
 Realized gain on
 investments.....                 (250)
 In excess of
 realized gain...                 (936)
 Capital Paid in.                                (11)
                             ------------ ---------------
 Decrease in net
 assets
 resulting from
 distributions...               (1,247)          (27)
Capital
Contribution.....                  445
Trust Share
Transactions
 Proceeds from
 shares sold.....               29,538        11,982
 Distributions
 reinvested......                1,247            27
 Payment for
 shares redeemed.              (15,787)       (1,743)
                             ------------ ---------------
 Increase/(decrease)
 from trust
 share
 transactions....               14,998        10,266
                             ------------ ---------------
NET
INCREASE/(DECREASE)
IN NET ASSETS....               25,286         7,310
NET ASSETS
 Beginning of
 Period..........                7,310
                             ------------ ---------------
 End of Period...              $32,596        $7,310
                             ============ ===============
 Analysis of
 Trust Share
 Transactions:
 Sold............                3,232         1,271
 Reinvested......                  113             4
 Redeemed........               (1,719)         (243)
                             ------------ ---------------
Net
increase/(decrease)
in shares
outstanding......                1,626         1,032
                             ============ ===============

(*) Commencement of Operations.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                                   International                                      International
                                   Equity Index               Global Equity              Equity           Small Cap Growth
                             ------------------------- ---------------------------- ----------------- -------------------------
                                                                      Period from      Period from
                              Year Ended   Year Ended   Year Ended  May 1, 1998(*)  August 1, 1999(*)  Year Ended   Year Ended
                             December 31, December 31, December 31, to December 31,  to December 31,  December 31, December 31,
                                 1999         1998         1999          1998             1999           1999          1998
                             ------------ ------------ ------------ --------------- ----------------- ------------ ------------
INCREASE/(DECREASE)
IN NET ASSETS
From Operations
 Net investment
 income..........              $  2,404     $  2,359     $   168        $   106          $     7        $   (679)    $  (363)
 Net realized
 gain/(loss) on
 sales of
 investments.....                 4,750       24,001         (24)          (376)             190          24,283        (271)
 Change in net
  unrealized
  appreciation/(depreciation)
  of Investments.                48,346        4,183       4,008            176            1,953          41,804      10,212
  Foreign
  currency
  translation....                  (133)         107
  Futures........                   517                                                       20
                               --------     --------     -------        -------          -------        --------     -------
  Net
  increase/(decrease)
  in net assets
  resulting from
  operations.....                55,884       30,650       4,152            (94)           2,170          65,408       9,578
Distributions to
Shareholders
From:
 Net investment
 income..........                (2,382)      (2,321)       (122)           (99)             (12)
 In excess of net
 investment
 income..........                                            (65)
 Realized gain on
 investments.....                (4,633)     (24,366)                                       (175)        (21,491)
 In excess of
 realized gain...                  (583)
 Capital Paid in.                                                            (7)
                               --------     --------     -------        -------          -------        --------     -------
 Decrease in net
 assets
 resulting from
 distributions...                (7,598)     (26,687)       (187)          (106)            (187)        (21,491)
 Capital
 Contribution....
Trust Share
Transactions
 Proceeds from
 shares sold.....                62,080       24,581       4,747         17,755           10,271          66,717      31,182
 Distributions
 reinvested......                 7,598       26,687         187            106              187          21,491
 Payment for
 shares redeemed.               (47,084)     (34,453)     (1,869)        (2,380)             (11)        (27,404)    (14,672)
                               --------     --------     -------        -------          -------        --------     -------
 Increase/(decrease)
 from trust
 share
 transactions....                22,594       16,815       3,065         15,481           10,447          60,804      16,510
                               --------     --------     -------        -------          -------        --------     -------
NET
INCREASE/(DECREASE)
IN NET ASSETS....                70,880       20,778       7,030         15,281           12,430         104,721      26,088
NET ASSETS
 Beginning of
 Period..........               173,137      152,359      15,281                                          74,849      48,761
                               --------     --------     -------        -------          -------        --------     -------
 End of Period...              $244,017     $173,137     $22,311        $15,281          $12,430        $179,570     $74,849
                               ========     ========     =======        =======          =======        ========     =======
Analysis of Trust
Share
Transactions:
 Sold............                 3,668        1,470         447          1,800            1,024           4,233       2,779
 Reinvested......                   428        1,703          18             11               17           1,245
 Redeemed........                (2,802)      (2,070)       (174)          (263)              (1)         (1,847)     (1,314)
                               --------     --------     -------        -------          -------        --------     -------
Net
increase/(decrease)
in shares
outstanding......                 1,294        1,103         291          1,548            1,040           3,631       1,465
                               ========     ========     =======        =======          =======        ========     =======
                              International Balanced
                             -------------------------
                              Year Ended   Year Ended
                             December 31, December 31,
                                 1999         1998
                             ------------ ------------
INCREASE/(DECREASE)
IN NET ASSETS
From Operations
 Net investment
 income..........              $   813      $   887
 Net realized
 gain/(loss) on
 sales of
 investments.....                1,839          609
 Change in net
  unrealized
  appreciation/(depreciation)
  of Investments.                 (519)       2,412
  Foreign
  currency
  translation....                 (606)         660
  Futures........
                             ------------ ------------
  Net
  increase/(decrease)
  in net assets
  resulting from
  operations.....                1,527        4,568
Distributions to
Shareholders
From:
 Net investment
 income..........                 (565)        (887)
 In excess of net
 investment
 income..........
 Realized gain on
 investments.....               (1,221)      (1,103)
 In excess of
 realized gain...                 (615)
 Capital Paid in.                 (230)         (24)
                             ------------ ------------
 Decrease in net
 assets
 resulting from
 distributions...               (2,631)      (2,014)
 Capital
 Contribution....
Trust Share
Transactions
 Proceeds from
 shares sold.....                6,406        6,272
 Distributions
 reinvested......                2,631        2,014
 Payment for
 shares redeemed.               (6,772)      (5,844)
                             ------------ ------------
 Increase/(decrease)
 from trust
 share
 transactions....                2,265        2,442
                             ------------ ------------
NET
INCREASE/(DECREASE)
IN NET ASSETS....                1,161        4,996
NET ASSETS
 Beginning of
 Period..........               30,416       25,420
                             ------------ ------------
 End of Period...              $31,577      $30,416
                             ============ ============
Analysis of Trust
Share
Transactions:
 Sold............                  590          581
 Reinvested......                  251          184
 Redeemed........                 (625)        (545)
                             ------------ ------------
Net
increase/(decrease)
in shares
outstanding......                  216          220
                             ============ ============

(*) Commencement of Operations.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                                                     Mid Cap               Large Cap             Large Cap          Large/Mid
                           Mid Cap Growth             Blend                  Value               Value CORE         Cap Value
                      ------------------------- ------------------ ------------------------- ------------------ ------------------
                                                   Period from                                  Period from        Period from
                       Year Ended   Year Ended  August 31, 1999(*)  Year Ended   Year Ended  August 31, 1999(*) August 31, 1999(*)
                      December 31, December 31,  to December 31,   December 31, December 31,  to December 31,    to December 31,
                          1999         1998            1999            1999         1998            1999               1999
                      ------------ ------------ ------------------ ------------ ------------ ------------------ ------------------
INCREASE/(DECREASE)
IN NET ASSETS
From Operations
 Net investment
 income/(loss)....      $ (1,351)    $  (383)         $   14         $  2,774     $  2,071         $   21             $   17
 Net realized
 gain/(loss) on
 sales of
 investments......        55,989       8,102             268            7,671        4,295            100                 11
 Change in net
 unrealized
 appreciation
 (depreciation) of
  Investments.....       148,557      15,541             306           (7,556)       2,592             70                221
  Foreign Currency
  Translation.....           (33)         75
  Futures.........                                                                                      8
                        --------     -------          ------         --------     --------         ------             ------
 Net
 increase/(decrease)
 in net assets
 resulting from
 operations.......       203,162      23,335             588            2,889        8,958            199                249
Distributions to
Shareholders From:
 Net investment
 income...........                                       (13)          (2,733)      (2,052)           (19)               (15)
 Realized gain on
 investments......       (46,186)     (7,468)           (204)          (7,756)      (4,289)           (82)               (11)
 In excess of
 realized gain....                                                        (28)                         (4)                (4)
 Capital Paid in..                      (833)                                          (21)            (9)
                        --------     -------          ------         --------     --------         ------             ------
 Decrease in net
 assets resulting
 from
 distributions....       (46,186)     (8,301)           (217)         (10,517)      (6,362)          (114)               (30)
 Capital
 Contribution.....
Trust Share
Transactions
 Proceeds from
 shares sold......       192,846      40,746           5,275           64,676       53,200          6,323              5,905
 Distributions
 reinvested.......        46,186       8,301             217           10,517        6,362            114                 30
 Payment for
 shares redeemed..       (37,156)    (10,231)            (53)         (35,081)     (12,062)          (151)               (53)
                        --------     -------          ------         --------     --------         ------             ------
 Increase/(decrease)
 from trust share
 transactions.....       201,876      38,816           5,439           40,112       47,500          6,286              5,882
                        --------     -------          ------         --------     --------         ------             ------
NET
INCREASE/(DECREASE)
IN NET ASSETS.....       358,852      53,850           5,810           32,484       50,096          6,371              6,101
NET ASSETS
 Beginning of
 Period...........        94,085      40,235                          123,365       73,269
                        --------     -------          ------         --------     --------         ------             ------
 End of Period....      $452,937     $94,085          $5,810         $155,849     $123,365         $6,371             $6,101
                        ========     =======          ======         ========     ========         ======             ======
Analysis of Trust
Share
Transactions:
 Sold.............         9,353       3,075             526            4,383        3,809            630                588
 Reinvested.......         1,749         549              22              774          455             12                  3
 Redeemed.........        (1,830)       (774)             (5)          (2,404)        (864)           (15)                (5)
                        --------     -------          ------         --------     --------         ------             ------
Net
increase/(decrease)
in shares
outstanding.......         9,272       2,850             543            2,753        3,400            627                586
                        ========     =======          ======         ========     ========         ======             ======

(*) Commencement of Operations.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                                                                                       Small/Mid Cap
                                   Money Market              Mid Cap Value                Growth
                             ------------------------- ------------------------- -------------------------
                              Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                             December 31, December 31, December 31, December 31, December 31, December 31,
                                 1999         1998         1999         1998         1999         1998
                             ------------ ------------ ------------ ------------ ------------ ------------
INCREASE/(DECREASE)
IN NET ASSETS
From Operations
 Net investment
 income/(loss)...             $  19,133    $  15,838     $    584     $    820     $   (497)    $   (217)
 Net realized
 gain/(loss) on
 sales of
 investments.....                                          (2,104)      (8,690)      26,575        2,111
 Change in net
  unrealized
  appreciation/(depreciation)
  of Investments.                                           5,960       (4,194)     (17,156)       8,644
  Foreign
  Currency
  Translation....
  Futures........
                              ---------    ---------     --------     --------     --------     --------
  Net
  increase/(decrease)
  in net assets
  resulting from
  operations.....                19,133       15,838        4,440      (12,064)       8,922       10,538
Distributions to
Shareholders
From:
 Net investment
 income..........               (19,133)     (15,838)        (580)        (820)     (26,069)
 Realized gain on
 investments.....                                                                    (1,884)      (3,671)
 Capital Paid in.
                              ---------    ---------     --------     --------     --------     --------
 Decrease in net
 assets
 resulting from
 distributions...               (19,133)     (15,838)        (580)        (820)     (27,953)      (3,671)
 Capital
 Contribution....
Trust Share
Transactions
 Proceeds from
 shares sold.....               557,157      386,221       29,586       63,576       22,355       18,908
 Distributions
 reinvested......                19,133       15,838          580          820       27,953        3,671
 Payment for
 shares redeemed.              (520,250)    (236,307)     (36,696)     (21,665)     (42,678)     (49,726)
                              ---------    ---------     --------     --------     --------     --------
 Increase/(decrease)
 from trust
 share
 transactions....                56,040      165,752       (6,530)      42,731        7,630      (27,147)
                              ---------    ---------     --------     --------     --------     --------
NET
INCREASE/(DECREASE)
IN NET ASSETS....                56,040      165,752       (2,670)      29,847      (11,401)     (20,280)
NET ASSETS
 Beginning of
 Period..........               395,195      229,443       94,820       64,973      193,332      213,612
                              ---------    ---------     --------     --------     --------     --------
 End of Period...             $ 451,235    $ 395,195     $ 92,150     $ 94,820     $181,931     $193,332
                              =========    =========     ========     ========     ========     ========
Analysis of Trust
Share
Transactions:
 Sold............                55,717       38,622        2,380        4,722        1,398        1,216
 Reinvested......                 1,913        1,584           48           66        2,105          230
 Redeemed........               (52,025)     (23,631)      (2,997)      (1,693)      (2,669)      (3,201)
                              ---------    ---------     --------     --------     --------     --------
Net
increase/(decrease)
in shares
outstanding......                 5,605       16,575         (569)       3,095          834       (1,755)
                              =========    =========     ========     ========     ========     ========
                                                               Large Cap
                                                              Aggressive
                                      Bond Index                Growth
                             ---------------------------- -------------------
                                            Period from       Period from
                              Year Ended  May 1, 1998 (*) August 31, 1999 (*)
                             December 31, to December 31,   to December 31,
                                 1999          1998              1999
                             ------------ --------------- -------------------
INCREASE/(DECREASE)
IN NET ASSETS
From Operations
 Net investment
 income/(loss)...              $ 2,119        $ 1,089           $   (15)
 Net realized
 gain/(loss) on
 sales of
 investments.....                 (186)           267               133
 Change in net
  unrealized
  appreciation/(depreciation)
  of Investments.               (2,724)           458             2,120
  Foreign
  Currency
  Translation....
  Futures........
                             ------------ --------------- -------------------
  Net
  increase/(decrease)
  in net assets
  resulting from
  operations.....                 (791)         1,814             2,238
Distributions to
Shareholders
From:
 Net investment
 income..........               (2,057)        (1,089)
 Realized gain on
 investments.....                                (267)              (93)
 Capital Paid in.
                             ------------ --------------- -------------------
 Decrease in net
 assets
 resulting from
 distributions...               (2,057)        (1,356)              (93)
 Capital
 Contribution....
Trust Share
Transactions
 Proceeds from
 shares sold.....               14,617         26,269            12,920
 Distributions
 reinvested......                2,057          1,356                93
 Payment for
 shares redeemed.               (3,391)           (82)              (84)
                             ------------ --------------- -------------------
 Increase/(decrease)
 from trust
 share
 transactions....               13,283         27,543            12,929
                             ------------ --------------- -------------------
NET
INCREASE/(DECREASE)
IN NET ASSETS....               10,435         28,001            15,074
NET ASSETS
 Beginning of
 Period..........               28,001
                             ------------ --------------- -------------------
 End of Period...              $38,436        $28,001           $15,074
                             ============ =============== ===================
Analysis of Trust
Share
Transactions:
 Sold............                1,516          2,623             1,262
 Reinvested......                  213            133                 8
 Redeemed........                 (352)            (8)               (7)
                             ------------ --------------- -------------------
Net
increase/(decrease)
in shares
outstanding......                1,377          2,748             1,263
                             ============ =============== ===================

(*) Commencement of Operations.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                                  Small/Mid Cap CORE      Small/Mid Cap Value    Real Estate Equity          Growth & Income
                             ---------------------------- ------------------- ------------------------- -------------------------
                                            Period from       Period from
                              Year Ended  May 1, 1998 (*) August 31, 1999 (*)  Year Ended   Year Ended   Year Ended   Year Ended
                             December 31, to December 31,   to December 31,   December 31, December 31, December 31, December 31,
                                 1999          1998              1999             1999         1998         1999         1998
                             ------------ --------------- ------------------- ------------ ------------ ------------ ------------
INCREASE/(DECREASE)
IN NET ASSETS
From Operations
 Net investment
 income..........              $    18                          $   (2)         $  8,880     $  9,787    $   38,514   $   39,405
 Net realized
 gain/(loss) on
 sales of
 investments.....                  714        $ (750)              190            (5,679)       1,614       516,452      320,993
 Change in net
 unrealized
 appreciation/(depreciation)
 of Investments..                  578           264                80            (5,829)     (44,965)       38,349      486,604
  Foreign
  Currency
  Translation....                    7
  Futures........
                               -------        ------            ------          --------     --------    ----------   ----------
  Net
  increase/(decrease)
  in net assets
  resulting from
  operations.....                1,317          (486)              268            (2,628)     (33,564)      593,315      847,002
Distributions to
Shareholders
From:
 Net investment
 income..........                  (18)                                           (8,957)      (8,848)      (37,895)     (39,405)
 Realized gain on
 investments.....                                                 (185)                        (1,695)     (444,028)    (320,993)
 In excess of
 realized gain...                 (715)
 Capital Paid in.                                                                                 (58)
                               -------        ------            ------          --------     --------    ----------   ----------
 Decrease in net
 assets
 resulting from
 distributions...                 (733)                           (185)           (8,957)     (10,601)     (481,923)    (360,398)
 Capital
 Contribution....
Trust Share
Transactions
 Proceeds from
 shares sold.....                5,301         6,188             5,326            19,688       22,171       271,718      265,420
 Distributions
 reinvested......                  733                             185             8,957       10,601       481,923      360,398
 Payment for
 shares redeemed.               (3,385)         (687)              (24)          (43,635)     (39,949)     (316,977)    (227,601)
                               -------        ------            ------          --------     --------    ----------   ----------
 Increase/(decrease)
 from trust
 share
 transactions....                2,649         5,501             5,487           (14,990)      (7,177)      436,664      398,217
                               -------        ------            ------          --------     --------    ----------   ----------
NET
INCREASE/(DECREASE)
IN NET ASSETS....                3,233         5,015             5,570           (26,575)     (51,342)      548,056      884,821
NET ASSETS
 Beginning of
 Period..........                5,015                                           152,789      204,131     3,670,785    2,785,964
                               -------        ------            ------          --------     --------    ----------   ----------
 End of Period...              $ 8,248        $5,015            $5,570          $126,214     $152,789    $4,218,841   $3,670,785
                               =======        ======            ======          ========     ========    ==========   ==========
Analysis of Trust
Share
Transactions:
 Sold............                  557           636               533             1,643        1,549        13,198       14,254
 Reinvested......                   80                              19               756          778        24,670       18,597
 Redeemed........                 (353)          (80)               (2)           (3,662)      (2,894)      (15,364)     (12,305)
                               -------        ------            ------          --------     --------    ----------   ----------
Net
increase/(decrease)
in shares
outstanding......                  284           556               550            (1,263)        (567)       22,504       20,546
                               =======        ======            ======          ========     ========    ==========   ==========
                                      Managed
                             -------------------------
                              Year Ended   Year Ended
                             December 31, December 31,
                                 1999         1998
                             ------------ ------------
INCREASE/(DECREASE)
IN NET ASSETS
From Operations
 Net investment
 income..........             $   92,042   $   90,312
 Net realized
 gain/(loss) on
 sales of
 investments.....                287,125      215,053
 Change in net
 unrealized
 appreciation/(depreciation)
 of Investments..                (97,986)     261,761
  Foreign
  Currency
  Translation....                 11,252       (4,875)
  Futures........                   (316)
                             ------------ ------------
  Net
  increase/(decrease)
  in net assets
  resulting from
  operations.....                292,117      562,251
Distributions to
Shareholders
From:
 Net investment
 income..........                (89,766)     (90,312)
 Realized gain on
 investments.....               (236,198)    (212,457)
 In excess of
 realized gain...
 Capital Paid in.                             (10,444)
                             ------------ ------------
 Decrease in net
 assets
 resulting from
 distributions...               (325,964)    (313,213)
 Capital
 Contribution....
Trust Share
Transactions
 Proceeds from
 shares sold.....                229,925      187,045
 Distributions
 reinvested......                325,964      313,213
 Payment for
 shares redeemed.               (393,033)    (247,513)
                             ------------ ------------
 Increase/(decrease)
 from trust
 share
 transactions....                162,856      252,745
                             ------------ ------------
NET
INCREASE/(DECREASE)
IN NET ASSETS....                129,009      501,783
NET ASSETS
 Beginning of
 Period..........              3,301,910    2,800,127
                             ------------ ------------
 End of Period...             $3,430,919   $3,301,910
                             ============ ============
Analysis of Trust
Share
Transactions:
 Sold............                 14,370       12,059
 Reinvested......                 21,188       20,147
 Redeemed........                (24,638)     (16,174)
                             ------------ ------------
Net
increase/(decrease)
in shares
outstanding......                 10,920       16,032
                             ============ ============

(*) Commencement of Operations.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                                                                                       International
                                  Short-Term Bond           Small Cap Value            Opportunities
                             ------------------------- ------------------------- -------------------------
                              Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                             December 31, December 31, December 31, December 31, December 31, December 31,
                                 1999         1998         1999         1998         1999         1998
                             ------------ ------------ ------------ ------------ ------------ ------------
INCREASE/(DECREASE)
IN NET ASSETS
From Operations
 Net investment
 income..........              $  4,503     $  3,965     $    501     $    352     $    518     $    435
 Net realized
 gain/(loss) on
 sales of
 investments.....                (1,350)         (82)         950       (4,544)       4,853         (303)
 Change in net
 unrealized
 appreciation/(depreciation)
 of
  Investments....                (1,085)        (325)      (3,703)         253       15,077        6,179
  Foreign
  Currency
  Translation....                                                                        (7)          12
  Futures........
                               --------     --------     --------     --------     --------     --------
  Net
  increase/(decrease)
  in net assets
  resulting from
  operations.....                 2,068        3,558       (2,252)      (3,939)      20,441        6,323
Distributions to
Shareholders
From:
 Net investment
 income..........                (4,483)      (3,946)        (419)        (352)        (565)        (416)
 In excess of net
 investment
 income..........                                                                       (2)
 Realized gain on
 investments.....                                             (92)                   (4,643)
 In excess of
 realized gain...                                          (1,087)                     (180)
 Capital Paid in.
                               --------     --------     --------     --------     --------     --------
 Decrease in net
 assets
 resulting from
 distributions...                (4,483)      (3,946)      (1,598)        (352)      (5,389)        (416)
 Capital
 Contribution....
Trust Share
Transactions
 Proceeds from
 shares sold.....                33,554       48,539       26,942       35,658       34,115       41,865
 Distributions
 reinvested......                 4,483        3,946        1,598          352        5,389          416
 Payment for
 shares redeemed.               (43,972)     (26,023)     (19,885)     (10,885)     (39,012)     (14,569)
                               --------     --------     --------     --------     --------     --------
 Increase/(decrease)
 from trust
 share
 transactions....                (5,935)      26,462        8,655       25,125          492       27,712
                               --------     --------     --------     --------     --------     --------
NET
INCREASE/(DECREASE)
IN NET ASSETS....                (8,350)      26,074        4,805       20,834       15,544       33,619
NET ASSETS
 Beginning of
 Period..........                77,194       51,120       64,095       43,261       64,250       30,631
                               --------     --------     --------     --------     --------     --------
 End of Period...              $ 68,844     $ 77,194     $ 68,900     $ 64,095     $ 79,794     $ 64,250
                               ========     ========     ========     ========     ========     ========
Analysis of Trust
Share
Transactions:
 Sold............                 3,382        4,790        2,410        2,952        2,657        3,600
 Reinvested......                   455          390          152           31          388           36
 Redeemed........                (4,438)      (2,568)      (1,782)        (940)      (3,046)      (1,258)
                               --------     --------     --------     --------     --------     --------
Net
increase/(decrease)
in shares
outstanding......                  (601)       2,612          780        2,043           (1)       2,378
                               ========     ========     ========     ========     ========     ========
                                   Equity Index
                             -------------------------
                              Year Ended   Year Ended
                             December 31, December 31,
                                 1999         1998
                             ------------ ------------
INCREASE/(DECREASE)
IN NET ASSETS
From Operations
 Net investment
 income..........              $  4,679     $  2,567
 Net realized
 gain/(loss) on
 sales of
 investments.....                14,409        3,458
 Change in net
 unrealized
 appreciation/(depreciation)
 of
  Investments....                45,659       34,583
  Foreign
  Currency
  Translation....
  Futures........                    99
                             ------------ ------------
  Net
  increase/(decrease)
  in net assets
  resulting from
  operations.....                64,846       40,608
Distributions to
Shareholders
From:
 Net investment
 income..........                (4,536)      (2,483)
 In excess of net
 investment
 income..........
 Realized gain on
 investments.....               (13,884)      (3,661)
 In excess of
 realized gain...
 Capital Paid in.
                             ------------ ------------
 Decrease in net
 assets
 resulting from
 distributions...               (18,420)      (6,144)
 Capital
 Contribution....
Trust Share
Transactions
 Proceeds from
 shares sold.....               220,255      117,380
 Distributions
 reinvested......                18,420        6,144
 Payment for
 shares redeemed.               (66,383)     (26,800)
                             ------------ ------------
 Increase/(decrease)
 from trust
 share
 transactions....               172,292       96,724
                             ------------ ------------
NET
INCREASE/(DECREASE)
IN NET ASSETS....               218,718      131,188
NET ASSETS
 Beginning of
 Period..........               232,578      101,390
                             ------------ ------------
 End of Period...              $451,296     $232,578
                             ============ ============
Analysis of Trust
Share
Transactions:
 Sold............                11,477        7,345
 Reinvested......                   939          363
 Redeemed........                (3,495)      (1,703)
                             ------------ ------------
Net
increase/(decrease)
in shares
outstanding......                 8,921        6,005
                             ============ ============

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                                   High Yield Bond               Global Bond
                             ---------------------------- -------------------------
                                            Period from
                              Year Ended  May 1, 1998 (*)  Year Ended   Year Ended
                             December 31, to December 31, December 31, December 31,
                                 1999          1998           1999         1998
                             ------------ --------------- ------------ ------------
INCREASE/(DECREASE) IN NET
ASSETS
From Operations
 Net investment income......   $  1,357       $   565       $  3,346     $  2,456
 Net realized gain/(loss) on
 sales of investments.......       (275)            7           (178)        (559)
 Change in net unrealized
 appreciation/(depreciation)
 of
  Investments...............       (223)         (566)        (5,951)       2,172
  Foreign Currency
  Translation...............                                   1,134           21
  Futures...................                                      75
                               --------       -------       --------     --------
  Net increase/(decrease)
  in net assets resulting
  from operations...........        859             6         (1,574)       4,090
Distributions to
Shareholders From:
 Net investment income......     (1,323)         (565)        (3,871)      (1,387)
 Realized gain on
 investments................                       (7)                       (534)
 Capital Paid in............                                                 (891)
                               --------       -------       --------     --------
 Decrease in net assets
 resulting from
 distributions..............     (1,323)         (572)        (3,871)      (2,812)
 Capital Contribution.......
Trust Share Transactions
 Proceeds from shares sold..     18,264        16,627         29,103       45,716
 Distributions reinvested...      1,323           572          3,871        2,812
 Payment for shares
 redeemed...................    (13,991)       (1,844)       (23,329)     (11,662)
                               --------       -------       --------     --------
 Increase/(decrease) from
 trust share transactions...      5,596        15,355          9,645       36,866
                               --------       -------       --------     --------
NET INCREASE/(DECREASE) IN
NET ASSETS..................      5,132        14,789          4,200       38,144
NET ASSETS
 Beginning of Period........     14,789                       66,791       28,647
                               --------       -------       --------     --------
 End of Period..............   $ 19,921       $14,789       $ 70,991     $ 66,791
                               ========       =======       ========     ========
Analysis of Trust Share
Transactions:
 Sold.......................      2,003         1,741          2,816        4,340
 Reinvested.................        146            61            382          266
 Redeemed...................     (1,534)         (200)        (2,269)      (1,102)
                               --------       -------       --------     --------
Net increase/(decrease) in
shares outstanding..........        615         1,602            929        3,504
                               ========       =======       ========     ========

(*) Commencement of Operations.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the year end indicated:

                                 Income from Investment Operations                       Less Distributions
                             ------------------------------------------ -----------------------------------------------------
                                             Net Realized
                   Net Asset                      and                   Distribution Distribution  Distribution
                   Value at       Net         Unrealized     Total From   From Net     From Net    in Excess of  Distribution
                   Beginning  Investment      Gain/(Loss)    Investment  Investment    Gains on   Net Investment From Capital
                   of Period Income/(Loss) on Investments(a) Operations    Income    Investments   Income/Gains    Paid in
                   --------- ------------- ----------------- ---------- ------------ ------------ -------------- ------------
Large Cap Growth
 Year Ended
 December 31,
 1999............   $26.19      $ 0.09          $ 6.03         $ 6.12      $(0.09)      $(4.89)         $--         $  --
 1998............    20.82        0.14            8.05           8.19       (0.14)       (2.68)          --            --
 1997............    17.49        0.17            5.21           5.38       (0.17)       (1.88)          --            --
 1996............    17.37        0.25            2.89           3.14       (0.25)       (2.77)          --            --
 1995............    14.41        0.44            4.06           4.50       (0.44)       (0.84)          --          (0.26)
------------------------------------------------------------------------------------------------------------------------------
Fundamental Mid
Cap Growth
 Period from
 August 31, to
 December 31,
 1999 (c)........    10.00       (0.02)           5.34           5.32         --         (0.90)          --            --
------------------------------------------------------------------------------------------------------------------------------
Aggressive
Balanced
 Period from
 August 31, to
 December 31,
 1999 (c)........    10.00        0.06             .64            .70        (.05)       (0.03)          --            --
------------------------------------------------------------------------------------------------------------------------------
Sovereign Bond
 Year Ended
 December 31,
 1999............     9.92        0.67           (0.76)         (0.09)      (0.71)         --            --            --
 1998............     9.95        0.69            0.11           0.80       (0.69)       (0.14)          --            --
 1997............     9.77        0.71            0.24           0.95       (0.71)       (0.06)          --            --
 1996............    10.13        0.69           (0.31)          0.38       (0.69)       (0.05)          --            --
 1995............     9.19        0.71            1.03           1.74       (0.71)       (0.09)          --            --
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets
Equity
 Year Ended
 December 31,
 1999*...........     7.09        0.03            5.67           5.70       (0.01)       (0.10)       (0.42)           --
 Period from May
 1, to
 December 31,
 1998 (c)........    10.00        0.03           (2.91)         (2.88)      (0.02)         --            --          (0.01)
------------------------------------------------------------------------------------------------------------------------------
International
Equity Index
 Year Ended
 December 31,
 1999............    15.56        0.21            4.51           4.72       (0.21)       (0.38)       (0.05)           --
 1998............    15.20        0.23            2.91           3.14       (0.23)       (2.55)          --            --
 1997............    16.83        0.13           (0.97)         (0.84)      (0.13)       (0.66)          --            --
 1996............    15.61        0.21            1.22           1.43       (0.21)         --            --            --
 1995............    14.62        0.17            0.99           1.16       (0.16)         --            --          (0.01)
------------------------------------------------------------------------------------------------------------------------------
                                                                                Ratios/Supplemental Data
                                                                     ---------------------------------------------------------
                                            Number of                                                  Net
                                 Net Asset   Shares                   Net Assets    Operating       Investment
                                 Value at  Outstanding   Total       End of Period Expenses to      Income to     Portfolio
                       Total        End      (000's)   Investment       (000's)      Average         Average      Turnover
                   Distributions of Period   Omitted   Return(b)        Omitted    Net Assets       Net Assets      Rate
                   ------------- --------- ----------- ------------- ------------- ---------------- ------------- ------------
Large Cap Growth
 Year Ended
 December 31,
 1999............     $(4.98)     $27.33     50,580       24.07%      $1,382,473      0.39%            0.33%        37.42%
 1998............      (2.82)      26.19     43,016       39.51%       1,126,764      0.41%            0.59%        56.41%
 1997............      (2.05)      20.82     36,236       30.89%         754,398      0.44%            0.86%        83.82%
 1996............      (3.02)      17.49     29,965       18.27%         524,145      0.44%            1.35%       135.98%
 1995............      (1.54)      17.37     21,895       31.64%         380,276      0.47%            2.70%        90.18%
------------------------------------------------------------------------------------------------------------------------------
Fundamental Mid
Cap Growth
 Period from
 August 31, to
 December 31,
 1999 (c)........      (0.90)      14.42        636       54.57%(e)        9,175      0.95%(d)(1)     (0.55)%(d)    61.66%(e)
------------------------------------------------------------------------------------------------------------------------------
Aggressive
Balanced
 Period from
 August 31, to
 December 31,
 1999 (c)........      (0.08)      10.62      1,119        7.09%(e)       11,883      0.78%(d)(2)      1.68%(d)     70.28%(e)
------------------------------------------------------------------------------------------------------------------------------
Sovereign Bond
 Year Ended
 December 31,
 1999............      (0.71)       9.12     93,200       (0.94)%        850,286      0.28%            6.97%       182.90%
 1998............      (0.83)       9.92     91,429        8.23%         907,121      0.29%            6.84%       228.74%
 1997............      (0.77)       9.95     80,789       10.11%         803,770      0.31%            7.18%       138.29%
 1996............      (0.74)       9.77     74,315        4.10%         726,111      0.29%            7.07%       119.12%
 1995............      (0.80)      10.13     69,148       19.55%         700,309      0.30%            7.20%        63.31%
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets
Equity
 Year Ended
 December 31,
 1999*...........      (0.53)      12.26      2,658       81.37%(t)       32,596      1.39%(i)         0.19%       196.32%
 Period from May
 1, to
 December 31,
 1998 (c)........      (0.03)       7.09      1,032      (28.87)%(e)       7,310      1.55 %(d)(i)     0.51%(d)     53.95%(e)
------------------------------------------------------------------------------------------------------------------------------
International
Equity Index
 Year Ended
 December 31,
 1999............      (0.64)      19.64     12,421       30.87%         244,017      0.31%(g)         1.26%        19.01%
 1998............      (2.78)      15.56     11,127       20.82%         173,137      0.56%(g)         1.45%       158.63%
 1997............      (0.79)      15.20     10,024       (5.03)%        152,359      0.79%            0.78%        83.13%
 1996............      (0.21)      16.83      9,254        9.19%         155,753      0.76%            1.30%        92.03%
 1995............      (0.17)      15.61      8,123        8.01%         126,803      0.84%(g)         1.34%        65.82%
------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the year end indicated:

                                Income from Investment Operations                    Less Distributions
                             --------------------------------------- ---------------------------------------------------
                                            Net Realized                          Distribution Distribution
                   Net Asset                    and         Total    Distribution   From Net    in Excess   Distribution
                   Value at       Net        Unrealized      From      From Net      Gains        of Net        From
                   Beginning  Investment   Gain/(Loss) on Investment  Investment       on       Investment    Capital
                   of Period Income/(Loss) Investments(a) Operations    Income    Investments  Income/Gains   Paid in
                   --------- ------------- -------------- ---------- ------------ ------------ ------------ ------------
Global Equity
 Year ended
 December 31,
 1999............   $ 9.87      $ 0.10         $ 2.27       $ 2.37      $(0.07)      $  --        $(0.04)      $ --
 Period from May
 1, to December
 31, 1998 (c)....    10.00        0.07          (0.13)       (0.06)      (0.07)         --           --          --
----------------------------------------------------------------------------------------------------------------------------
International
Equity
 Period from
 August 31, to
 December 31,
 1999 (c)........    10.00        0.01           2.12         2.13       (0.01)       (0.17)         --
----------------------------------------------------------------------------------------------------------------------------
Small Cap Growth
 Year ended
 December 31,
 1999............    12.99       (0.21)          9.06         8.85         --         (2.72)         --          --
 1998............    11.34       (0.05)          1.70         1.65         --           --           --          --
 1997............     9.93       (0.02)          1.44         1.42         --           --           --        (0.01)
 Period from May
 1, to December
 31, 1996 (c)....    10.00        0.01          (0.06)       (0.05)      (0.02)         --           --          --
----------------------------------------------------------------------------------------------------------------------------
International
Balanced
 Year ended
 December 31,
 1999............    11.12        0.29           0.25         0.54       (0.29)       (0.44)       (0.16)      (0.06)
 1998............    10.11        0.34           1.44         1.78       (0.34)       (0.42)         --        (0.01)
 1997............    10.39        0.33          (0.05)        0.28       (0.33)       (0.22)         --        (0.01)
 Period from May
 1, to December
 31, 1996 (c)....    10.00        0.24           0.41         0.65       (0.24)       (0.02)         --          --
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
 Year ended
 December 31,
 1999............    15.12       (0.19)         17.70        17.51         --         (3.41)         --          --
 1998............    11.93       (0.09)          4.75         4.66         --         (1.32)         --        (0.15)
 1997............    10.22       (0.02)          1.73         1.71         --           --           --          --
 Period from May
 1, to December
 31, 1996 (c)....    10.00        0.05           0.22         0.27       (0.05)         --           --          --
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Blend
 Period from
 August 31, to
 December 31,
 1999 (c)........    10.00        0.03           1.10         1.13       (0.03)       (0.40)         --          --
----------------------------------------------------------------------------------------------------------------------------
                                                                                Ratios/Supplemental Data
                                                                     -------------------------------------------------------
                                            Number of                                                 Net
                                 Net Asset   Shares                   Net Assets    Operating      Investment
                                 Value at  Outstanding   Total       End of Period Expenses to     Income to    Portfolio
                       Total        End      (000's)   Investment       (000's)      Average        Average     Turnover
                   Distributions of Period   Omitted   Return(b)        Omitted    Net Assets      Net Assets     Rate
                   ------------- --------- ----------- ------------- ------------- --------------- ------------ ------------
Global Equity
 Year ended
 December 31,
 1999............     $(0.11)     $12.13      1,839       24.19%       $ 22,311       1.04%(w)        0.96%       49.51%
 Period from May
 1, to December
 31, 1998 (c)....      (0.07)       9.87      1,548       (0.55)%(e)     15,281       1.15%(d)(w)     1.11%(d)    33.17%(e)
----------------------------------------------------------------------------------------------------------------------------
International
Equity
 Period from
 August 31, to
 December 31,
 1999 (c)........      (0.18)      11.95      1,040       21.49%(e)      12,430       1.10%(3)(d)     0.21%(d)    26.76%(e)
----------------------------------------------------------------------------------------------------------------------------
Small Cap Growth
 Year ended
 December 31,
 1999............      (2.72)      19.12      9,394       70.38%        179,570       0.89%          (0.70)%     113.11%
 1998............        --        12.99      5,763       14.49%         74,849       1.00%(k)       (0.65)%     101.16%
 1997............      (0.01)      11.34      4,298       14.26%         48,761       1.00%(k)       (0.28)%      86.23%
 Period from May
 1, to December
 31, 1996 (c)....      (0.02)       9.93      2,077       (0.50)%(e)     20,633       1.00%(d)(k)     0.12%(d)    50.93%(e)
----------------------------------------------------------------------------------------------------------------------------
International
Balanced
 Year ended
 December 31,
 1999............      (0.95)      10.71      2,950        5.11%         31,577       1.00%(l)        2.73%      131.21%
 1998............      (0.77)      11.12      2,734       17.99%         30,416       1.10%(l)        3.20%      103.55%
 1997............      (0.56)      10.11      2,514        2.65%         25,420       1.10%(l)        3.18%       81.04%
 Period from May
 1, to December
 31, 1996 (c)....      (0.26)      10.39      2,319        6.73%(e)      24,098       1.10%(d)(l)     3.59%(d)    22.21%(e)
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
 Year ended
 December 31,
 1999............      (3.41)      29.22     15,496      118.31%        452,937       0.93%          (0.68)%     106.06%
 1998............      (1.47)      15.12      6,224       39.07%         94,085       1.10%(m)       (0.64)%     137.01%
 1997............        --        11.93      3,374       16.66%         40,235       1.10%(m)       (0.26)%     124.04%
 Period from May
 1, to December
 31, 1996 (c)....      (0.05)      10.22      1,613        2.69%(e)      16,492       1.10%(d)(m)     0.92%(d)    71.25%(e)
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Blend
 Period from
 August 31, to
 December 31,
 1999 (c)........      (0.43)      10.70        543       11.53%(e)       5,810       0.85%(4)(d)     0.82%(d)    55.68%(e)
----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                Income from Investment Operations                    Less Distributions
                             --------------------------------------- ---------------------------------------------------
                                          Net Realized                            Distribution Distribution
                   Net Asset                   and          Total    Distribution   From Net    in excess   Distribution
                   Value at     Net        Unrealized        From      From Net      Gains        of Net        From
                   Beginning Investment    Gain/(Loss)    Investment  Investment       on       Investment    Capital
                   of Period   Income   on Investments(a) Operations    Income    Investments  Income/Gains   Paid in
                   --------- ---------- ----------------- ---------- ------------ ------------ ------------ ------------
Large Cap Value
 Year ended
 December 31,
 1999............   $14.02     $0.27          $0.18         $0.45       $(0.27)      $(0.71)      $ --         $ --
 1998............    13.57      0.28           0.96          1.24        (0.28)       (0.51)        --           --
 1997............    11.09      0.29           2.84          3.13        (0.29)       (0.36)        --           --
 Period from May
 1, to December
 31, 1996 (c)....    10.00      0.16           1.22          1.38        (0.16)       (0.13)        --           --
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value
CORE
 Period from
 August 31, to
 December 31,
 1999 (c)........    10.00      0.04           0.31          0.35        (0.03)       (0.14)      (0.01)       (0.01)
--------------------------------------------------------------------------------------------------------------------------
Large/Mid Cap
Value
 Period from
 August 31, to
 December 31,
 1999 (c)........    10.00      0.03           0.45          0.48        (0.03)       (0.02)      (0.01)         --
--------------------------------------------------------------------------------------------------------------------------
Money Market
 Year ended
 December 31,
 1999............    10.00      0.45            --           0.45        (0.45)         --          --           --
 1998............    10.00      0.53            --           0.53        (0.53)         --          --           --
 1997............    10.00      0.53            --           0.53        (0.53)         --          --           --
 1996............    10.00      0.52            --           0.52        (0.52)         --          --           --
 1995............    10.00      0.57            --           0.57        (0.57)         --          --           --
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value
 Year ended
 December 31,
 1999............    12.19      0.08           0.59          0.67        (0.08)         --          --           --
 1998............    13.87      0.11          (1.68)        (1.57)       (0.11)         --          --           --
 1997............    11.35      0.05           3.59          3.64        (0.05)       (1.07)        --           --
 Period from May
 1, to December
 31, 1996 (c)....    10.00      0.04           1.57          1.61        (0.04)       (0.22)        --           --
--------------------------------------------------------------------------------------------------------------------------
                                                                               Ratios/Supplemental Data
                                                                    ------------------------------------------------------
                                            Number of                                                Net
                                 Net Asset   Shares                  Net Assets    Operating      Investment
                                 Value at  Outstanding   Total      End of Period Expenses to     Income to   Portfolio
                       Total        End      (000's)   Investment      (000's)      Average        Average    Turnover
                   Distributions of Period   Omitted   Return(b)       Omitted    Net Assets      Net Assets    Rate
                   ------------- --------- ----------- ------------ ------------- --------------- ----------- ------------
Large Cap Value
 Year ended
 December 31,
 1999............     $(0.98)     $13.49     11,552        3.28%      $155,849       0.85%           1.88%      32.62%
 1998............      (0.79)      14.02      8,799        9.26%       123,365       0.92%           2.08%      18.46%
 1997............      (0.65)      13.57      5,399       28.56%        73,269       1.00%(n)        2.42%      19.21%
 Period from May
 1, to December
 31, 1996 (c)....      (0.29)      11.09      1,784       13.90%(e)     19,781       1.00%(n)(d)     2.74%(d)   19.95%(e)
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value
CORE
 Period from
 August 31, to
 December 31,
 1999 (c)........      (0.19)      10.16        627        3.58%(e)      6,371       0.85%(5)(d)     1.13%(d)   30.90%(d)
--------------------------------------------------------------------------------------------------------------------------
Large/Mid Cap
Value
 Period from
 August 31, to
 December 31,
 1999 (c)........      (0.06)      10.42        586        4.72%(e)      6,101       1.05%(6)(d)     0.94%(d)   23.03%(d)
--------------------------------------------------------------------------------------------------------------------------
Money Market
 Year ended
 December 31,
 1999............      (0.45)      10.00     45,124        5.05%       451,235       0.31%           4.95%        --
 1998............      (0.53)      10.00     39,519        5.40%       395,195       0.31%           5.29%        --
 1997............      (0.53)      10.00     22,944        5.38%       229,443       0.33%           5.32%        --
 1996............      (0.52)      10.00     21,324        5.32%       213,235       0.30%           5.20%        --
 1995............      (0.57)      10.00     18,591        5.78%       185,909       0.35%           5.62%        --
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value
 Year ended
 December 31,
 1999............      (0.08)      12.78      7,212        5.52%        92,150       0.92%           0.64%     137.06%
 1998............      (0.11)      12.19      7,781      (11.33)%       94,820       0.96%           0.93%     173.33%
 1997............      (1.12)      13.87      4,686       32.17%        64,973       1.05%(o)        0.53%      93.78%
 Period from May
 1, to December
 31, 1996 (c)....      (0.26)      11.35        963       16.18%(e)     10,926       1.05%(d)(o)     0.69%(d)   62.99%(e)
--------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                                        Income from Investment Operations                       Less Distributions
                             ------------------------------------------------------- ----------------------------------------
                                             Net Realized                            Distribution Distributions
                   Net Asset                      and          Total    Distribution   From Net   in Excess of  Distributions
                   Value at       Net         Unrealized        From      From Net      Gains          Net          From
                   Beginning  Investment      Gain/(Loss)    Investment  Investment       on       Investment      Capital
                   of Period Income/(Loss) on Investments(a) Operations    Income    Investments  Income/Gains     Paid in
                   --------- ------------- ----------------- ---------- ------------ ------------ ------------- -------------
Small/Mid Cap
Growth
 Year ended
 December 31,
 1999............   $15.94      $(0.07)          $0.74         $0.67        $--         $(2.41)        --          $(0.17)
 1998............    15.39       (0.02)           0.88          0.86         --          (0.31)        --             --
 1997............    16.52        0.01            0.56          0.57       (0.01)        (1.69)        --             --
 1996............    13.18        0.02            3.99          4.01       (0.02)        (0.65)        --             --
 1995............     9.94       (0.01)           3.58          3.57         --          (0.32)        --           (0.01)
-----------------------------------------------------------------------------------------------------------------------------
Bond Index
 Year ended
 December 31,
 1999............    10.19        0.63           (0.89)        (0.26)      (0.61)          --          --             --
 Period from May
 1, to December
 31, 1998 (c)....    10.00        0.42            0.29          0.71       (0.42)        (0.10)        --             --
-----------------------------------------------------------------------------------------------------------------------------
Large Cap
Aggressive Growth
 Period from
 August 31, to
 December 31,
 1999 (c)........    10.00       (0.01)           2.03          2.02         --          (0.08)        --             --
-----------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap
CORE
 Year ended
 December 31,
 1999............     9.02        0.02            1.77          1.79       (0.03)        (0.96)        --             --
 Period from May
 1, to December
 31, 1998 (c)....    10.00         --            (0.98)        (0.98)        --            --          --             --
-----------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap
Value
 Period from
 August 31, to
 December 31,
 1999 (c)........    10.00                        0.49          0.49         --          (0.36)        --             --
-----------------------------------------------------------------------------------------------------------------------------
Real Estate
Equity
 Year ended
 December 31,
 1999............    12.46        0.78           (0.99)        (0.21)      (0.78)          --          --             --
 1998............    15.91        0.77           (3.38)        (2.61)      (0.70)        (0.14)        --             --
 1997............    14.64        0.77            1.68          2.45       (0.71)        (0.41)        --           (0.06)
 1996............    11.70        0.76            2.97          3.73       (0.76)        (0.03)        --             --
 1995............    11.16        0.77            0.54          1.31       (0.77)          --          --             --
-----------------------------------------------------------------------------------------------------------------------------
                                                                             Ratios/Supplemental Data
                                                                     --------------------------------------------------
                                                                       Net
                                            Number of                Assets                     Net
                                 Net Asset   Shares                  End of   Operating      Investment
                                 Value at  Outstanding   Total       Period  Expenses to     Income to     Portfolio
                       Total      End of     (000's)   Investment    (000's)   Average        Average      Turnover
                   Distributions  Period     Omitted   Return(b)     Omitted Net Assets      Net Assets      Rate
                   ------------- --------- ----------- ------------- ------- --------------- ------------- ------------
Small/Mid Cap
Growth
 Year ended
 December 31,
 1999............     $(2.58)     $14.03     181,931       5.15%     $12,963    0.85%          (0.27)%      172.58%
 1998............      (0.31)      15.94     193,332       5.61%      12,129    0.89%          (0.11)%      162.21%
 1997............      (1.70)      15.39     213,612       3.44%      13,884    0.85%           0.09%       331.19%
 1996............      (0.67)      16.52     194,108      30.33%      11,749    0.84%           0.18%       217.84%
 1995............      (0.33)      13.18      54,486      35.96%       4,133    1.00%(h)       (0.11)%      139.31%
-----------------------------------------------------------------------------------------------------------------------------
Bond Index
 Year ended
 December 31,
 1999............      (0.61)       9.32      38,436      (2.57)%      4,125    0.29%(x)        6.56%        17.06%
 Period from May
 1, to December
 31, 1998 (c)....      (0.52)      10.19      28,001       7.20%(e)    2,748    0.40%(d)(x)     6.17%(d)     21.09%(e)
-----------------------------------------------------------------------------------------------------------------------------
Large Cap
Aggressive Growth
 Period from
 August 31, to
 December 31,
 1999 (c)........      (0.08)      11.94      15,074      20.18%(e)    1,263    1.08%(7)(d)    (0.39)%(d)    18.97%(e)
-----------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap
CORE
 Year ended
 December 31,
 1999............      (0.99)       9.82       8,248      20.54%         840    0.94%(y)        0.30%       109.12%
 Period from May
 1, to December
 31, 1998 (c)....        --         9.02       5,015      (9.81)%(e)     556    1.05%(d)(y)    (0.01)%(d)    60.51%(e)
-----------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap
Value
 Period from
 August 31, to
 December 31,
 1999 (c)........      (0.36)      10.13       5,570       5.08%(e)      550    1.05%(8)(d)    (0.12)%(d)    51.97%(e)
-----------------------------------------------------------------------------------------------------------------------------
Real Estate
Equity
 Year ended
 December 31,
 1999............      (0.78)      11.47     126,214      (1.69)%     11,000    0.70%           6.38%        12.95%
 1998............      (0.84)      12.46     152,789     (16.71)%     12,263    0.69%           5.48%        22.69%
 1997............      (1.18)      15.91     204,131      17.22%      12,830    0.69%           5.12%        20.04%
 1996............      (0.79)      14.64     151,105      33.07%      10,325    0.69%           6.14%        18.37%
 1995............      (0.77)      11.70     108,782      12.31%       9,301    0.73%           6.85%        19.81%
-----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the period indicated:

                              Income from Investment Operations                     Less Distributions
                             ------------------------------------ -------------------------------------------------------
                   Net Asset             Net Realized             Distribution                 Distribution
                   Value at     Net     and Unrealized Total From   From Net    Distribution   in Excess of  Distribution
                   Beginning Investment Gain/(Loss) on Investment  Investment  From Net Gains Net Investment From Capital
                   of Period   Income   Investments(a) Operations    Income    on Investments  Income/Gains    Paid in
                   --------- ---------- -------------- ---------- ------------ -------------- -------------- ------------
Growth & Income
 Year ended
 December 31,
 1999............   $19.49     $0.20        $2.88        $3.08       $(0.20)       $(2.36)         $--           $--
 1998............    16.61      0.23         4.75         4.98        (0.23)        (1.87)          --            --
 1997............    14.65      0.27         4.07         4.34        (0.27)        (2.11)          --            --
 1996............    13.94      0.34         2.43         2.77        (0.34)        (1.72)          --            --
 1995............    11.50      0.36         3.53         3.89        (0.36)        (1.09)          --            --
--------------------------------------------------------------------------------------------------------------------------
Managed
 Year ended
 December 31,
 1999............    15.64      0.44         0.94         1.38        (0.43)        (1.14)          --            --
 1998............    14.35      0.46         2.43         2.89        (0.46)        (1.09)          --          (0.05)
 1997............    13.35      0.59         1.86         2.45        (0.59)        (0.78)          --          (0.08)
 1996............    13.73      0.61         0.81         1.42        (0.61)        (1.19)          --            --
 1995............    11.96      0.62         2.56         3.18        (0.62)        (0.79)          --            --
--------------------------------------------------------------------------------------------------------------------------
Short-Term Bond
 Year ended
 December 31,
 1999............    10.05      0.61        (0.33)        0.28        (0.61)          --            --            --
 1998............    10.08      0.61        (0.03)        0.58        (0.61)          --            --            --
 1997............    10.05      0.59         0.03         0.62        (0.59)          --            --            --
 1996............    10.23      0.54        (0.18)        0.36        (0.54)          --            --            --
 1995............     9.66      0.50         0.59         1.09        (0.50)        (0.02)          --           --(f)
--------------------------------------------------------------------------------------------------------------------------
Small Cap Value
 Year ended
 December 31,
 1999............    11.59      0.09        (0.50)       (0.41)       (0.07)        (0.01)        (0.18)          --
 1998............    12.40      0.07        (0.81)       (0.74)       (0.07)          --            --            --
 1997............    10.73      0.08         2.66         2.74        (0.08)        (0.99)          --            --
 Period from May
 1, to December
 31, 1996 (c)....    10.00      0.07         0.96         1.03        (0.07)        (0.23)          --            --
                                                                               Ratios/Supplemental Data
                                                                    ------------------------------------------------------
                                            Number of                                                Net
                                 Net Asset   Shares                  Net Assets    Operating      Investment
                                 Value at  Outstanding   Total      End of Period Expenses to     Income to   Portfolio
                       Total        End      (000's)   Investment      (000's)      Average        Average    Turnover
                   Distributions of Period   Omitted   Return(b)       Omitted    Net Assets      Net Assets    Rate
                   ------------- --------- ----------- ------------ ------------- --------------- ----------- ------------
Growth & Income
 Year ended
 December 31,
 1999............     $(2.56)     $20.01     210,823     16.23%      $4,218,841      0.28%           0.98%      70.16%
 1998............      (2.10)      19.49     188,319     30.25%       3,670,785      0.27%           1.24%      48.45%
 1997............      (2.38)      16.61     167,773     29.79%       2,785,964      0.28%           1.61%      74.56%
 1996............      (2.06)      14.65     139,748     20.10%       2,047,927      0.27%           2.24%      81.02%
 1995............      (1.45)      13.94     114,666     34.21%       1,598,585      0.28%           2.70%      73.54%
--------------------------------------------------------------------------------------------------------------------------
Managed
 Year ended
 December 31,
 1999............      (1.57)      15.45     222,091      9.10%       3,430,919      0.36%           2.75%     203.86%
 1998............      (1.60)      15.64     211,171     20.42%       3,301,910      0.36%           2.99%     160.57%
 1997............      (1.45)      14.35     195,139     18.72%       2,800,127      0.37%           4.18%     200.41%
 1996............      (1.80)      13.35     178,745     10.72%       2,386,660      0.36%           4.41%     113.61%
 1995............      (1.41)      13.73     152,544     27.09%       2,093,964      0.38%           4.66%     187.67%
--------------------------------------------------------------------------------------------------------------------------
Short-Term Bond
 Year ended
 December 31,
 1999............      (0.61)       9.72       7,081      2.96%          68,844      0.43%           6.25%     100.04%
 1998............      (0.61)      10.05       7,682      5.82%          77,194      0.53%           6.17%     184.50%
 1997............      (0.59)      10.08       5,070      6.41%          51,120      0.57%           5.67%     108.29%
 1996............      (0.54)      10.05       5,840      3.61%          58,676      0.75%(j)        5.66%      20.68%
 1995............      (0.52)      10.23       1,750     11.49%          17,911      0.75%(j)        5.52%     109.77%
--------------------------------------------------------------------------------------------------------------------------
Small Cap Value
 Year ended
 December 31,
 1999............      (0.26)      10.92       6,311     (3.43)%         68,900      0.95%(p)        0.78%     117.33%
 1998............      (0.07)      11.59       5,531      5.96%          64,095      1.05%(p)        0.63%     100.83%
 1997............      (1.07)      12.40       3,488     25.57%          43,261      1.05%(p)        0.68%     126.10%
 Period from May
 1, to December
 31, 1996 (c)....      (0.30)      10.73         982     10.33%(e)       10,541      1.05%(d)(p)     1.15%(d)   66.31%(e)

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
-------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the year end indicated:

                              Income from Investment Operations                   Less Distributions
                             ------------------------------------ ---------------------------------------------------
                                         Net Realized                          Distribution Distribution
                   Net Asset                 and         Total    Distribution   From Net   in Excess of Distribution
                   Value at     Net       Unrealized      From      From Net      Gains         Net          From
                   Beginning Investment Gain/(Loss) on Investment  Investment       on       Investment    Capital
                   of Period   Income   Investments(a) Operations    Income    Investments  Income/Gains   Paid in
                   --------- ---------- -------------- ---------- ------------ ------------ ------------ ------------
International Op-
portunities
 Year ended
 December 31,
 1999............   $12.21     $0.10        $3.95        $4.05       $(0.11)      $(0.94)      $(0.04)      $ --
 1998............    10.63      0.11         1.57         1.68        (0.10)         --           --          --
 1997............    10.60      0.10         0.11         0.21        (0.10)       (0.08)         --          --
 Period from May
 1, to
 December 31,
 1996 (c)........    10.00      0.07         0.60         0.67        (0.07)         --           --          --
------------------------------------------------------------------------------------------------------------------------------
Equity Index
 Year ended
 December 31,
 1999............    17.70      0.27         3.41         3.68        (0.26)       (0.66)         --          --
 1998............    14.21      0.25         3.76         4.01        (0.24)       (0.28)         --          --
 1997............    11.10      0.24         3.41         3.65        (0.24)       (0.25)         --        (0.05)
 Period from May
 1, to
 December 31,
 1996 (c)........    10.00      0.15         1.26         1.41        (0.15)       (0.10)         --        (0.06)
------------------------------------------------------------------------------------------------------------------------------
High Yield Bond
 Year ended
 December 31,
 1999............     9.23      0.72        (0.26)        0.46        (0.70)                      --          --
 Period from May
 1, to
 December 31,
 1998 (c)........    10.00      0.46        (0.76)       (0.30)       (0.46)       (0.01)         --          --
------------------------------------------------------------------------------------------------------------------------------
Global Bond
 Year ended
 December 31,
 1999............    10.60      0.48        (0.70)       (0.22)       (0.56)         --           --          --
 1998............    10.24      0.54         0.38         0.92        (0.29)       (0.09)         --        (0.18)
 1997............    10.16      0.59         0.30         0.89        (0.61)       (0.15)         --        (0.05)
 Period from May
 1, to
 December 31,
 1996 (c)........    10.00      0.38         0.28         0.66        (0.38)       (0.12)         --          --
------------------------------------------------------------------------------------------------------------------------------
                                                                                   Ratios/Supplemental Data
                                                                        ------------------------------------------------------
                                            Number of                                                    Net
                                 Net Asset   Shares                      Net Assets    Operating      Investment
                                 Value at  Outstanding   Total          End of Period Expenses to     Income to   Portfolio
                       Total        End      (000's)   Investment          (000's)      Average        Average    Turnover
                   Distributions of Period   Omitted   Return(b)           Omitted    Net Assets      Net Assets    Rate
                   ------------- --------- ----------- ---------------- ------------- --------------- ----------- ------------
International Op-
portunities
 Year ended
 December 31,
 1999............     $(1.09)     $15.17      5,259      34.01 %          $ 79,794       1.02%(q)        0.77%      34.02%
 1998............      (0.10)      12.21      5,260      15.92 %            64,250       1.16%(q)        0.89%      18.67%
 1997............      (0.18)      10.63      2,882       1.95 %            30,631       1.22%(q)        0.65%      21.09%
 Period from May
 1, to
 December 31,
 1996 (c)........      (0.07)      10.60      1,689       6.72 %(e)         17,898       1.25%(d)(q)     0.87%(d)    5.46%(e)
------------------------------------------------------------------------------------------------------------------------------
Equity Index
 Year ended
 December 31,
 1999............      (0.92)      20.46     22,060      21.08 %           451,296       0.00%(r)        1.42%      55.24%
 1998............      (0.52)      17.70     13,139      28.45 %           232,578       0.00%(r)        1.59%      43.31%
 1997............      (0.54)      14.21      7,134      32.79 %(v)        101,390       0.00%(r)        1.97%      64.56%
 Period from May
 1, to
 December 31,
 1996 (c)........      (0.31)      11.10      1,320      14.23 %(e)(u)      14,650       0.00%(d)(r)     2.47%(d)   15.72%(e)
------------------------------------------------------------------------------------------------------------------------------
High Yield Bond
 Year ended
 December 31,
 1999............      (0.70)       8.99      2,217       5.13 %            19,921       0.80%(z)        7.94%      38.62%
 Period from May
 1, to
 December 31,
 1998 (c)........      (0.47)       9.23      1,602      (2.98)%(e)         14,789       0.90%(d)(z)     7.43%(d)   17.67%(e)
------------------------------------------------------------------------------------------------------------------------------
Global Bond
 Year ended
 December 31,
 1999............      (0.56)       9.82      7,230      (2.16)%            70,991       0.83%(s)        4.70%     332.06%
 1998............      (0.56)      10.60      6,301       9.15 %            66,791       0.95%(s)        5.27%     186.70%
 1997............      (0.81)      10.24      2,797       9.05 %            28,647       1.00%(s)        5.80%      69.38%
 Period from May
 1, to
 December 31,
 1996 (c)........      (0.50)      10.16      1,271       6.71 %(e)         12,907       1.00%(d)(s)     6.05%(d)  171.39%(e)
------------------------------------------------------------------------------------------------------------------------------

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuation market values of the portfolio.
(b) The performance of the portfolios shown on this page does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.
(c) Commencement of investment operations.
(d) Annualized.
(e) Not annualized.

(f) Amount is less than a penny per share.
(g) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .38%, .63%, and .87% for the years ended December 31, 1999, 1998, and 1995, respectively.
(h) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.91% for the year ended December 31, 1995.
(i) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 3.44%, and 3.69% for the years ended December 31, 1999 and 1998, respectively.
(j) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .79%, and 1.83% for the years ended December 31, 1996, and 1995, respectively.
(k) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.05%, 1.12%, and 1.55%, for the years ended December 31, 1998, 1997, and 1996, respectively.
(l) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.31%, 1.82, 1.56%, and 1.44% for the years ended December 31, 1999, 1998, 1997, and 1996, respectively.
(m) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.13%, 1.42%, and 2.34%, for the years ended December 31, 1998, 1997, and 1996, respectively.
(n) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.06%, and 1.89%, for the years ended December 31, 1997, and 1996, respectively.
(o) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.14%, and 2.15%, for the years ended December 31, 1997, and 1996, respectively.
(p) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .96%, 1.08%, 1.30%, and 2.06%, for the years ended December 31, 1999, 1998, 1997 and 1996, respectively.
(q) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.15%, 1.46%, 1.57%, and 2.76%, for the years ended December 31, 1999, 1998, 1997, and 1996, respectively.
(r) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .22%, .34%, .65%, and 1.61%, for the years ended December 31, 1999, 1998, 1997, and 1996, respectively.
(s) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 0.84%, 1.02%, 1.32%, and 1.57%, for the years ended December 31, 1999, 1998, 1997, and 1996, respectively.
(t) The Total Return includes the effect of the capital contribution of $.32 per share. The Total Investment Return without the capital contribution would have been 79.02%.
(u) The Total Return includes the effect of the capital contribution of $.06 per share. The total Investment Return without the capital contribution would have been 13.59%.
(v) The Total Return includes the effect of the capital contribution of $.04 per share. The total Investment Return without the capital contribution would have been 32.47%.
(w) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.26%, and 2.47%, for the years ended December 31, 1999, and 1998, respectively.
(x) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .35%, and .71%, for the years ended December 31, 1999, and 1998, repectively.
(y) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.24%, and 4.55%, for the years ended December 31, 1999, and 1998, respectively.
(z) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.04%, and 2.03%, for the years ended December 31, 1999, and 1998, respectively.
(1) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.09% for the year ended December 31, 1999.
(2) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .96% for the year ended December 31, 1999.
(3) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.71% for the year ended December 31, 1999.
(4) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.20% for the year ended December 31, 1999.
(5) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.17% for the year ended December 31, 1999.
(6) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.42% for the year ended December 31, 1999.
(7) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.17% for the year ended December 31, 1999.
(8) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.61% for the year ended December 31, 1999.
(*) During 1999 the Fund entered into a new Sub-Advisory Agreement with Morgan
    Stanley Dean Witter Investment Management, Inc.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
LARGE CAP GROWTH PORTFOLIO


                                                               Market
              Name of Issuer                  Shares           Value
                                                               (000's)
COMMON STOCK
Aerospace and Defense - 4.1%
 B.F. Goodrich Co. . . . . . . . . . . . .    170,700        $    4,694
 General Dynamics Corp.  . . . . . . . . .    106,900             5,639
 Honeywell International, Inc. . . . . . .    280,000            16,153
 United Technologies Corp. . . . . . . . .    456,500            29,672
                                                             ----------
                                                                 56,158
Agricultural Operations - 1.3%
 Monsanto Co.  . . . . . . . . . . . . . .    484,500            17,260

Auto and Truck Parts - 0.4%
 Lear Corp. *  . . . . . . . . . . . . . .    146,600             4,691

Banks - 0.3%
 Comerica, Inc.  . . . . . . . . . . . . .    100,000             4,669

Brokerage and Investment Management - 0.2%
 E*TRADE Group, Inc. * . . . . . . . . . .    100,000             2,613

Computer Equipment - 9.6%
 Comverse Technology, Inc. * . . . . . . .     25,000             3,619
 Dell Computer Corp. * . . . . . . . . . .    603,800            30,794
 Hewlett-Packard Co. . . . . . . . . . . .     96,900            11,040
 Intel Corp. . . . . . . . . . . . . . . .    686,200            56,483
 International Business Machines Corp. . .    230,000            24,840
 Network Appliance, Inc. * . . . . . . . .     67,800             5,632
                                                             ----------
                                                                132,408
Computer Software and Services - 17.0%
 America Online, Inc. *  . . . . . . . . .    624,600            47,118
 Computer Associates International, Inc. .    321,100            22,457
 EMC Corp. * . . . . . . . . . . . . . . .    100,000            10,925
 First Data Corp.  . . . . . . . . . . . .    145,200             7,160
 Microsoft Corp. . . . . . . . . . . . . .    739,300            86,314
 Oracle Corp. *  . . . . . . . . . . . . .    351,100            39,345
 Sun Microsystems, Inc. *  . . . . . . . .    138,200            10,702
 Yahoo!, Inc. *  . . . . . . . . . . . . .     25,700            11,120
                                                             ----------
                                                                235,141
Consumer - Miscellaneous - 1.5%
 Avery Dennison Corp.  . . . . . . . . . .    148,500            10,822
 Black & Decker Corp.  . . . . . . . . . .    185,800             9,708
                                                             ----------
                                                                 20,530
Cosmetics and Personal Care Products - 1.0%
 Avon Products, Inc. . . . . . . . . . . .    214,900             7,092
 Dial Corp.  . . . . . . . . . . . . . . .    284,900             6,926
                                                             ----------
                                                                 14,018
Diversified Operations - 7.9%
 Danaher Corp. . . . . . . . . . . . . . .    124,500             6,007
 General Electric Co.  . . . . . . . . . .    402,000            62,209
 Illinois Tool Works, Inc. . . . . . . . .    200,700            13,560
 Reynolds & Reynolds Co. - Cl. A . . . . .    281,100             6,325
 Textron, Inc. . . . . . . . . . . . . . .     68,800             5,276
 Tyco International, Ltd.  . . . . . . . .    404,800            15,737
                                                             ----------
                                                                109,114
Electronic Products and Services - 12.0%
 Altera Corp. *  . . . . . . . . . . . . .    116,900             5,794
 Analog Devices, Inc. *  . . . . . . . . .     48,801             4,538
 Cisco Systems, Inc. * . . . . . . . . . .    761,500            81,576
 Linear Technology Corp. . . . . . . . . .    100,000             7,156
 LSI Logic Corp. * . . . . . . . . . . . .     68,800             4,644
 Maxim Integrated Products, Inc. * . . . .    256,000            12,080
 Pitney Bowes, Inc.  . . . . . . . . . . .    125,300             6,054
 SCI Systems, Inc. * . . . . . . . . . . .     88,000             7,232
 Teradyne, Inc. *  . . . . . . . . . . . .    100,000             6,600
 Texas Instruments, Inc. . . . . . . . . .    267,200            25,885
 Xilinx, Inc. *  . . . . . . . . . . . . .    106,000             4,820
                                                             ----------
                                                                166,379
Financial Services - 2.1%
 Associates First Capital Corp. - Cl. A *      96,700             2,653
 Citigroup, Inc. . . . . . . . . . . . . .    473,500            26,309
                                                             ----------
                                                                 28,962
Food, Beverage and Tobacco - 2.2%
 Anheuser-Busch Cos., Inc. . . . . . . . .     51,300             3,636
 Kellogg Co. . . . . . . . . . . . . . . .    134,400             4,141
 Philip Morris Cos., Inc.  . . . . . . . .    254,800             5,908
 Quaker Oats Co. . . . . . . . . . . . . .    178,200            11,695
 UST, Inc. . . . . . . . . . . . . . . . .    189,900             4,783
                                                             ----------
                                                                 30,163
Health Care Products - 12.3%
 Allergan, Inc.  . . . . . . . . . . . . .    105,000             5,224
 Amgen, Inc. * . . . . . . . . . . . . . .    127,500             7,658
 Bristol-Myers Squibb Co.  . . . . . . . .    311,000            19,962
 Cardinal Health, Inc. . . . . . . . . . .    103,300             4,946
 Eli Lilly & Co. . . . . . . . . . . . . .    106,100             7,056
 Genetech, Inc. *  . . . . . . . . . . . .     45,600             6,133
 Johnson & Johnson . . . . . . . . . . . .    210,600            19,612
 Merck & Co., Inc. . . . . . . . . . . . .    346,600            23,244
 Pfizer, Inc.  . . . . . . . . . . . . . .    669,300            21,710
 Schering-Plough Corp. . . . . . . . . . .    660,100            27,848
 Warner-Lambert Co.  . . . . . . . . . . .    329,200            26,974
                                                             ----------
                                                                170,367
Health Care Services - 0.1%
 HEALTHSOUTH Corp. * . . . . . . . . . . .    318,400             1,711

Insurance - 2.2%
 American General Corp.  . . . . . . . . .     46,800             3,551
 AXA Financial, Inc. . . . . . . . . . . .    264,800             8,970
 Hartford Financial Services Group, Inc. .     57,300             2,715
 Marsh & McLennan Cos., Inc. . . . . . . .     67,700             6,478
 PartnerRe, Ltd. . . . . . . . . . . . . .    156,100             5,063
 XL Capital, Ltd. - Cl. A  . . . . . . . .     79,500             4,124
                                                             ----------
                                                                 30,901
Machinery - 0.8%
 Ingersoll-Rand Co.  . . . . . . . . . . .    200,000            11,012

Media - Publishing - 1.2%
 AT&T Corp. - Liberty Media Group - Cl. A*    300,000            17,025

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
LARGE CAP GROWTH PORTFOLIO
                                                               Market
              Name of Issuer                  Shares           Value
                                                               (000's)
COMMON STOCK - CONTINUED
Media - TV / Radio - 1.9%
 CBS Corp. * . . . . . . . . . . . . . . .    160,000        $   10,230
 Time Warner, Inc. . . . . . . . . . . . .    220,900            16,001
                                                             ----------
                                                                 26,231
Paper and Forest Products - 0.4%
 Kimberly-Clark Corp.  . . . . . . . . . .     75,000             4,894

Personal and Commercial Lending - 0.5%
 MBNA Corp.  . . . . . . . . . . . . . . .    254,900             6,946

Pollution Control - 0.2%
 Allied Waste Industries, Inc. * . . . . .    372,300             3,281

Retail - Department Stores - 6.7%
 Dayton Hudson Corp. . . . . . . . . . . .     92,400             6,786
 Gap, Inc. . . . . . . . . . . . . . . . .    100,000             4,600
 Home Depot, Inc.  . . . . . . . . . . . .    467,400            32,046
 Limited, Inc. . . . . . . . . . . . . . .     65,000             2,815
 Lowe's Cos., Inc. . . . . . . . . . . . .     98,900             5,909
 Tandy Corp. . . . . . . . . . . . . . . .    186,900             9,193
 TJX Cos., Inc.  . . . . . . . . . . . . .    381,600             7,799
 Wal-Mart Stores, Inc. . . . . . . . . . .    341,000            23,572
                                                             ----------
                                                                 92,720
Retail - Food - 0.5%
 Brinker International, Inc. * . . . . . .    133,400             3,202
 Outback Steakhouse, Inc. *  . . . . . . .    159,700             4,142
                                                             ----------
                                                                  7,344
Shoe and Apparel Manufacturing - 0.8%
 Tommy Hilfiger Corp. *  . . . . . . . . .    453,700            10,577

Telecommunication Equipment - 4.7%
 ADC Telecommunications, Inc. *  . . . . .     69,600             5,050
 Lucent Technologies, Inc. . . . . . . . .    536,500            40,137
 Nokia Oyj - ADR . . . . . . . . . . . . .     23,000             4,370
 Tellabs, Inc. * . . . . . . . . . . . . .    246,800            15,842
                                                             ----------
                                                                 65,399
Telecommunication Services - 3.2%
 Clear Channel Communications, Inc. *  . .    307,300            27,427
 Sprint PCS (PCS Group) *  . . . . . . . .    165,000            16,912
                                                             ----------
                                                                 44,339
Telephone - 2.9%
 MCI WorldCom, Inc. *. . . . . . . . . . .    750,000            39,797

Transportation Services - 0.3%
 Kansas City Southern Industries, Inc. . .     56,500             4,216

U.S. Government Agencies - 1.2%
 Federal National Mortgage Assoc.  . . . .    262,900            16,414
                                                             ----------
                        TOTAL COMMON STOCK-      99.5%        1,375,280

SHORT-TERM INVESTMENTS - 0.5%
 Investment in joint trading account
  (Note B)
  5.242% due 01/03/00  . . . . . . . . . .      6,510             6,510
                                             --------        ----------
                         TOTAL INVESTMENTS-     100.0%        1,381,790
       Cash and Receivables, less payables-       0.0%              683
                                             --------        ----------
                                NET ASSETS-     100.0%       $1,382,473
                                             ========        ==========

*Non-income producing security.
ADR-American Depository Receipt
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
FUNDAMENTAL MID CAP GROWTH PORTFOLIO

                                                            Market
               Name of Issuer                 Shares         Value
                                                            (000's)
COMMON STOCK
Commercial Services - 3.8%
 True North Communications  . . . . . . . .    3,000      $    134
 Young & Rubicam, Inc.  . . . . . . . . . .    3,000           212
                                                          --------
                                                               346
Computer Equipment - 4.2%
 Comverse Technology, Inc. *  . . . . . . .      500            72
 Network Appliance, Inc. *  . . . . . . . .      800            66
 Redback Networks, Inc. * . . . . . . . . .    1,000           178
 VERITAS Software Corp. * . . . . . . . . .      500            72
                                                          --------
                                                               388
Computer Software and Services - 10.9%
 Brocade Communications Systems, Inc. * . .      400            71
 Citrix Systems, Inc. * . . . . . . . . . .    1,000           123
 Clarent Corp. *  . . . . . . . . . . . . .      700            54
 i2 Technologies, Inc. *  . . . . . . . . .      200            39
 Legato Systems, Inc. * . . . . . . . . . .    2,000           137
 Mercury Interactive Corp. *  . . . . . . .    1,500           162
 Micromuse, Inc. *  . . . . . . . . . . . .      500            85
 Portal Software, Inc. *  . . . . . . . . .    1,000           103
 Rational Software Corp. *  . . . . . . . .    1,300            64
 Research in Motion, Ltd. * . . . . . . . .    3,500           162
                                                          --------
                                                             1,000
Electric Power - 2.8%
 AES Corp. *  . . . . . . . . . . . . . . .      800            60
 Calpine Corp. *  . . . . . . . . . . . . .    3,000           192
                                                          --------
                                                               252
Electronic Products and Services - 19.4%
 Applied Micro Circuits Corp. * . . . . . .    1,300           165
 Electronics for Imaging, Inc. *  . . . . .    2,500           145
 Emulex Corp. * . . . . . . . . . . . . . .    1,000           112
 Optical Coating Laboratory, Inc. . . . . .    1,300           385
 PMC-Sierra, Inc. * . . . . . . . . . . . .    1,000           160
 QLogic Corp. * . . . . . . . . . . . . . .    2,000           320
 SDL, Inc. *  . . . . . . . . . . . . . . .    1,700           371
 Vitesse Semiconductor Corp. *  . . . . . .    2,300           121
                                                          --------
                                                             1,779
Food, Beverage and Tobacco - 1.4%
 Adolph Coors Co. - Cl. B . . . . . . . . .    2,500           131
Health Care Products - 5.0%
 Affymetrix, Inc. * . . . . . . . . . . . .    1,300           221
 MedImmune, Inc. *  . . . . . . . . . . . .    1,000           166
 MiniMed, Inc. *  . . . . . . . . . . . . .    1,000            73
                                                          --------
                                                               460
Health Care Services - 4.3%
 Biogen, Inc. * . . . . . . . . . . . . . .      500            42
 Idec Pharmaceuticals Corp. . . . . . . . .    3,600           354
                                                          --------
                                                               396
Leisure and Recreation - 1.6%
 Royal Caribbean Cruises, Ltd.  . . . . . .    3,000           148

Media - TV / Radio - 9.0%
 Charter Communications, Inc. - Cl. A * . .    4,600           101
 Hispanic Broadcasting Corp. *  . . . . . .    2,000           184
 Spanish Broadcasting Systems, Inc. * . . .    4,000           161
 TV Guide, Inc. - Cl. A * . . . . . . . . .    6,000           258
 Univision Communications, Inc. - Cl. A * .    1,200           123
                                                          --------
                                                               827
Oil and Natural Gas Exploration and Production - 1.8%
 Kinder Morgan, Inc.  . . . . . . . . . . .    8,000           162
Retail - Department Stores - 10.3%
 American Eagle Outfitters, Inc. *  . . . .    1,200            54
 Bed Bath & Beyond, Inc. *  . . . . . . . .    4,000           139
 BJ's Wholesale Club, Inc.  . . . . . . . .    2,500            91
 Circuit City Stores, Inc.  . . . . . . . .    1,500            68
 Kohl's Corp. . . . . . . . . . . . . . . .      500            36
 Tandy Corp.  . . . . . . . . . . . . . . .    3,000           147
 Tiffany & Co.  . . . . . . . . . . . . . .    3,000           268
 Williams-Sonoma, Inc.  . . . . . . . . . .    3,000           138
                                                          --------
                                                               941
Telecommunication Equipment - 18.0%
 ANTEC Corp.  . . . . . . . . . . . . . . .    3,500           128
 CIENA Corp. *  . . . . . . . . . . . . . .    2,000           115
 CommScope, Inc. *  . . . . . . . . . . . .    1,500            60
 E-Tek Dynamics, Inc. * . . . . . . . . . .    2,700           363
 Efficient Networks, Inc. * . . . . . . . .    2,000           136
 Finisar Corp. *  . . . . . . . . . . . . .    1,000            90
 Harmonic, Inc. * . . . . . . . . . . . . .    3,400           323
 JDS Uniphase Corp. * . . . . . . . . . . .      800           129
 Next Level Communications, Inc. *  . . . .    2,000           150
 RF Micro Devices, Inc. * . . . . . . . . .    1,500           103
 Scientific-Atlanta, Inc. . . . . . . . . .    1,000            55
                                                          --------
                                                             1,652
Telecommunication Services - 1.6%
 Broadwing, Inc.  . . . . . . . . . . . . .    4,000           148
Transportation Services - 1.4%
 Expeditors International of Washington,
  Inc.. . . . . . . . . . . . . . . . . . .    3,000           131
                                                          --------
                         TOTAL COMMON STOCK-    95.5%        8,761
                                                Par

                                               Value

                                              (000's)
SHORT-TERM INVESTMENTS - 3.6%
 Investment in joint trading account (Note
  B)
  5.242% due 01/03/00 . . . . . . . . . . .   $  329           329
                                              ------      --------
                          TOTAL INVESTMENTS-    99.1%        9,090
       Cash and receivables, less payables -     0.9%           85
                                              ------      --------
                                 NET ASSETS-   100.0%       $9,175
                                              ======      ========

* Non-income producing security.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
AGGRESSIVE BALANCED PORTFOLIO

                                                                 Market
                Name of Issuer                   Shares          Value
                                                                 (000's)
COMMON STOCK
Aerospace and Defense - 3.4%
 General Dynamics Corp. . . . . . . . . . . .    2,200          $   116
 Honeywell International, Inc.  . . . . . . .    2,737              158
 United Technologies Corp.  . . . . . . . . .    2,000              130
                                                                -------
                                                                    404
Agricultural Operations - 0.8%
 Monsanto Co. . . . . . . . . . . . . . . . .    2,600               93

Automobile - 0.8%
 Ford Motor Co. . . . . . . . . . . . . . . .    1,700               91

Banks - 2.9%
 Bank of America Corp.  . . . . . . . . . . .      900               45
 Charter One Financial, Inc.  . . . . . . . .    1,575               30
 Fifth Third Bancorp  . . . . . . . . . . . .      500               37
 FleetBoston Financial Corp.  . . . . . . . .    2,200               77
 KeyCorp  . . . . . . . . . . . . . . . . . .    1,700               38
 Suntrust Banks, Inc. . . . . . . . . . . . .      400               27
 Wells Fargo & Co.  . . . . . . . . . . . . .    2,100               85
                                                                -------
                                                                    339
Brokerage and Investment Management - 0.4%
 Morgan Stanley, Dean Witter, Discover & Co.       300               43

Chemicals - 0.2%
 Hercules, Inc. . . . . . . . . . . . . . . .      900               25

Commercial Services - 0.2%
 R.R. Donnelley & Sons Co.  . . . . . . . . .      800               20

Computer Equipment - 4.5%
 Dell Computer Corp. *  . . . . . . . . . . .    2,100              107
 Hewlett-Packard Co.  . . . . . . . . . . . .      400               45
 Intel Corp.  . . . . . . . . . . . . . . . .    2,600              214
 International Business Machines Corp.  . . .    1,600              173
                                                                -------
                                                                    539
Computer Software and Services - 8.7%
 America Online, Inc. * . . . . . . . . . . .    2,300              173
 Computer Associates International, Inc.  . .    1,100               77
 EMC Corp. *  . . . . . . . . . . . . . . . .      600               66
 First Data Corp. . . . . . . . . . . . . . .    1,100               54
 Microsoft Corp.  . . . . . . . . . . . . . .    4,000              467
 Oracle Corp. * . . . . . . . . . . . . . . .    1,000              112
 Yahoo!, Inc. * . . . . . . . . . . . . . . .      200               87
                                                                -------
                                                                  1,036
Consumer - Miscellaneous - 1.1%
 American Greetings Corp. - Cl. A . . . . . .      800               19
 Avery Dennison Corp. . . . . . . . . . . . .      800               58
 Black & Decker Corp. . . . . . . . . . . . .    1,000               52
                                                                -------
                                                                    129
Cosmetics and Personal Care Products - 0.7%
 Avon Products, Inc.  . . . . . . . . . . . .    1,300               43
 Dial Corp. . . . . . . . . . . . . . . . . .    1,600               39
                                                                -------
                                                                     82
Diversified Operations - 4.8%
 General Electric Co. . . . . . . . . . . . .    1,800              279
 Illinois Tool Works, Inc.  . . . . . . . . .    1,208               82
 Textron, Inc.  . . . . . . . . . . . . . . .    1,400              107
 Tyco International, Ltd. . . . . . . . . . .    2,600              101
                                                                -------
                                                                    569
Electric Power - 2.7%
 Ameren Corp. . . . . . . . . . . . . . . . .      800               26
 Constellation Energy Group . . . . . . . . .      700               20
 Edison International . . . . . . . . . . . .    5,200              136
 Peco Energy Co.  . . . . . . . . . . . . . .      900               31
 Reliant Energy, Inc. . . . . . . . . . . . .    2,000               46
 Southern Co. . . . . . . . . . . . . . . . .    2,500               59
                                                                -------
                                                                    318
Electronic Products and Services - 6.0%
 Altera Corp. * . . . . . . . . . . . . . . .      500               25
 Cisco Systems, Inc. *  . . . . . . . . . . .    3,000              321
 Linear Technology Corp.  . . . . . . . . . .      300               21
 LSI Logic Corp. *  . . . . . . . . . . . . .      300               20
 Maxim Integrated Products, Inc. *  . . . . .    1,400               66
 Pitney Bowes, Inc. . . . . . . . . . . . . .    1,200               58
 SCI Systems, Inc. *  . . . . . . . . . . . .      500               41
 Texas Instruments, Inc.  . . . . . . . . . .    1,000               97
 Xilinx, Inc. * . . . . . . . . . . . . . . .    1,400               64
                                                                -------
                                                                    713
Financial Services - 2.8%
 Associates First Capital Corp. - Cl. A * . .    1,400               38
 Citigroup, Inc.  . . . . . . . . . . . . . .    4,900              272
 Mellon Financial Corp. . . . . . . . . . . .      600               21
                                                                -------
                                                                    331
Food, Beverage and Tobacco - 1.6%
 Anheuser-Busch Cos., Inc.  . . . . . . . . .      900               64
 Kellogg Co.  . . . . . . . . . . . . . . . .      900               28
 Philip Morris Cos., Inc. . . . . . . . . . .    1,800               42
 Quaker Oats Co.  . . . . . . . . . . . . . .      300               19
 Sysco Corp.  . . . . . . . . . . . . . . . .    1,000               39
                                                                -------
                                                                    192
Health Care Products - 7.1%
 Allergan, Inc. . . . . . . . . . . . . . . .      800               40
 American Home Products Corp. * . . . . . . .    1,100               43
 Baxter International, Inc. . . . . . . . . .    1,000               63
 Bristol-Myers Squibb Co. . . . . . . . . . .    2,400              154
 Eli Lilly & Co.  . . . . . . . . . . . . . .      400               27
 Genetech, Inc. * . . . . . . . . . . . . . .      200               27
 Johnson & Johnson  . . . . . . . . . . . . .    1,000               93
 Merck & Co., Inc.  . . . . . . . . . . . . .    1,000               67
 Pfizer, Inc. . . . . . . . . . . . . . . . .    2,000               65
 Schering-Plough Corp.  . . . . . . . . . . .    3,300              139
 Warner-Lambert Co. . . . . . . . . . . . . .    1,600              131
                                                                -------
                                                                    849

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
AGGRESSIVE BALANCED PORTFOLIO

                                                                 Market
                Name of Issuer                   Shares          Value
                                                                 (000's)
COMMON STOCK - CONTINUED
Household Appliances / Furnishings - 0.2%
 Leggett & Platt, Inc.  . . . . . . . . . . .    1,000          $    21
Insurance - 3.8%
 American General Corp. . . . . . . . . . . .    1,900              144
 AXA Financial, Inc.  . . . . . . . . . . . .    3,400              115
 Hartford Financial Services Group, Inc.  . .      700               33
 Lincoln National Corp. . . . . . . . . . . .    1,700               68
 XL Capital, Ltd. - Cl. A . . . . . . . . . .    1,800               94
                                                                -------
                                                                    454
Machinery - 0.7%
 Ingersoll-Rand Co. . . . . . . . . . . . . .    1,500               83

Media - TV / Radio - 1.7%
 CBS Corp. *  . . . . . . . . . . . . . . . .    1,100               70
 Time Warner, Inc.  . . . . . . . . . . . . .    1,900              138
                                                                -------
                                                                    208
Oil - 1.8%
 Atlantic Richfield Co. (ARCO)  . . . . . . .    1,400              121
 Royal Dutch Petroleum Co. - NY Shares  . . .    1,600               97
                                                                -------
                                                                    218
Oil - Equipment and Services - 0.9%
 Exxon Mobil Corp.  . . . . . . . . . . . . .    1,300              105

Oil and Natural Gas Exploration and Production - 0.9%
 Chevron Corp.  . . . . . . . . . . . . . . .      600               52
 Kerr-McGee Corp. . . . . . . . . . . . . . .      500               31
 USX-Marathon Group . . . . . . . . . . . . .    1,200               30
                                                                -------
                                                                    113
Paper and Forest Products - 1.5%
 Boise Cascade Corp.  . . . . . . . . . . . .      600               24
 Champion International Corp. . . . . . . . .      400               25
 Georgia-Pacific Corp.  . . . . . . . . . . .      600               30
 International Paper Co.  . . . . . . . . . .      200               11
 Kimberly-Clark Corp. . . . . . . . . . . . .    1,100               72
 Willamette Industries, Inc.  . . . . . . . .      400               19
                                                                -------
                                                                    181
Personal and Commercial Lending - 0.7%
 Household International, Inc.  . . . . . . .      900               34
 MBNA Corp. . . . . . . . . . . . . . . . . .    1,800               49
                                                                -------
                                                                     83
Retail - Department Stores - 4.9%
 Dayton Hudson Corp.  . . . . . . . . . . . .      800               59
 Gap, Inc.  . . . . . . . . . . . . . . . . .    1,300               60
 Home Depot, Inc. . . . . . . . . . . . . . .    2,250              154
 Limited, Inc.  . . . . . . . . . . . . . . .    1,000               43
 Lowe's Cos., Inc.  . . . . . . . . . . . . .      700               42
 Tandy Corp.  . . . . . . . . . . . . . . . .      500               25
 TJX Cos., Inc. . . . . . . . . . . . . . . .    2,500               51
 Wal-Mart Stores, Inc.  . . . . . . . . . . .    2,200              152
                                                                -------
                                                                    586
Retail - Food - 0.3%
 Brinker International, Inc. *  . . . . . . .    1,500               36

Telecommunication Equipment - 1.9%
 Lucent Technologies, Inc.  . . . . . . . . .    2,000              150
 Nokia Oyj - ADR  . . . . . . . . . . . . . .      100               19
 Tellabs, Inc. *  . . . . . . . . . . . . . .      800               51
                                                                -------
                                                                    220
Telecommunication Services - 1.1%
 Clear Channel Communications, Inc. * . . . .    1,200              107
 Sprint PCS (PCS Group) * . . . . . . . . . .      200               21
                                                                -------
                                                                    128
Telephone - 4.2%
 AT&T Corp. . . . . . . . . . . . . . . . . .    1,900               96
 Bell Atlantic Corp.  . . . . . . . . . . . .      400               25
 BellSouth Corp.  . . . . . . . . . . . . . .    2,000               93
 GTE Corp.  . . . . . . . . . . . . . . . . .      400               28
 MCI WorldCom, Inc. * . . . . . . . . . . . .    3,750              199
 SBC Communications, Inc. . . . . . . . . . .      526               26
 Sprint Corp. . . . . . . . . . . . . . . . .      400               27
                                                                -------
                                                                    494
Transportation Services - 1.0%
 Kansas City Southern Industries, Inc.  . . .      400               30
 Northwest Airlines Corp. * . . . . . . . . .    1,500               33
 Union Pacific Corp.  . . . . . . . . . . . .    1,400               61
                                                                -------
                                                                    124
U.S. Government Agencies - 0.5%
 Federal National Mortgage Assoc. . . . . . .    1,000               62
                                                                -------
                           TOTAL COMMON STOCK-    74.8%           8,889

                                                   Par
                                                   Value
                                                   (000's)
PUBLICLY-TRADED BONDS
Banks - 1.3%
 BankBoston Corp. - Sr. Notes
 6.125% due 03/15/02  . . . . . . . . . . . .   $   50               48
 Capital One Bank - Notes
 7.08% due 10/30/01 . . . . . . . . . . . . .       50               50
 Korea Development Bank - Bonds
 7.125% due 09/17/01  . . . . . . . . . . . .       50               50
                                                                -------
                                                                    148
Brokerage and Investment Management - 0.6%
 Goldman Sachs Group, Inc. - Notes
 7.35% due 10/01/09 . . . . . . . . . . . . .       25               24
 Lehman Brothers Holdings, Inc. - Notes
 6.5% due 10/01/02  . . . . . . . . . . . . .       50               49
                                                                -------
                                                                     73
Computer Equipment - 0.2%
 International Business Machines Corp. - Notes
 5.625% due 04/12/04  . . . . . . . . . . . .       30               28

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
AGGRESSIVE BALANCED PORTFOLIO

                                                   Par           Market
                Name of Issuer                    Value          Value
                                                 (000's)        (000's)
PUBLICLY-TRADED BONDS - CONTINUED
Diversified Operations - 0.3%
 El Paso Energy Corp. - Sr. Notes
 6.625% due 07/15/01  . . . . . . . . . . . .   $   30          $    30

Financial Services - 1.4%
 Citigroup, Inc. - Notes
 6.875% due 02/15/98  . . . . . . . . . . . .       50               42
 Finova Capital Corp. - Notes
 5.875% due 10/15/01  . . . . . . . . . . . .       50               49
 GATX Capital Corp. - Notes
 7.75% due 12/01/06 . . . . . . . . . . . . .       30               30
 PNC Funding Corp.
 7.0% due 09/01/04  . . . . . . . . . . . . .       50               49
                                                                -------
                                                                    170
Media - Publishing - 0.2%
 News America, Inc.
 7.625% due 11/30/28  . . . . . . . . . . . .       30               28

Media - TV / Radio - 0.4%
 Cox Communications, Inc. - Debs.
 6.8% due 08/01/28  . . . . . . . . . . . . .       50               43

Natural Gas Distribution - 0.3%
 Enron Corp. - Debs.
 9.125% due 04/01/03  . . . . . . . . . . . .       30               31

Oil - Equipment and Services - 0.2%
 Petroleum Geo-Services ASA - Sr. Notes
 7.125% due 03/30/28  . . . . . . . . . . . .       30               26

Oil and Natural Gas Exploration and Production - 0.2%
 Amerada Hess Corp. - Bonds
 7.875% due 10/01/29  . . . . . . . . . . . .       30               29

Paper and Forest Products - 0.4%
 Georgia-Pacific Corp. - Bonds
 7.75% due 11/15/29 . . . . . . . . . . . . .       50               48

Retail - Food - 0.6%
 Safeway, Inc. - Notes
 5.875% due 11/15/01  . . . . . . . . . . . .       50               49
 The Kroger Co. - Sr. Notes
 8.0% due 09/15/29  . . . . . . . . . . . . .       20               19
                                                                -------
                                                                     68
Telephone - 0.9%
 AT&T Corp. - Notes
 6.5% due 03/15/29  . . . . . . . . . . . . .       80               69
 MCI Worldcom, Inc. - Sr. Notes
 6.95% due 08/15/28 . . . . . . . . . . . . .       20               18
 Sprint Capital Corp.
 6.875% due 11/15/28  . . . . . . . . . . . .       20               18
                                                                -------
                                                                    105
Transportation Services - 0.3%
 Delta Air Lines, Inc. - Deb. 144A (a)
 8.3% due 12/15/29  . . . . . . . . . . . . .       40               39

U.S. Government Agencies - 9.7%
 Federal National Mortgage Assoc.
 6.0% due 01/31/15  . . . . . . . . . . . . .      345              327
 7.0% due 01/31/30  . . . . . . . . . . . . .      310              300
 7.5% due 01/31/30  . . . . . . . . . . . . .      279              276
 Government National Mortgage Assoc.
 6.0% due 01/31/30  . . . . . . . . . . . . .       30               30
 7.0% due 01/31/30  . . . . . . . . . . . . .      230              222
                                                                -------
                                                                  1,155
U.S. Governmental - 6.0%
 U.S. Treasury - Bonds
 5.25% due 02/15/29 . . . . . . . . . . . . .      185              153
 6.25% due 10/31/01 . . . . . . . . . . . . .      345              345
 6.25% due 08/31/02 . . . . . . . . . . . . .      210              210
                                                                -------
                                                                    708
                                                                -------
                  TOTAL PUBLICLY-TRADED BONDS-    23.0%           2,729

SHORT-TERM INVESTMENTS - 10.7%
 Investment in joint trading account (Note B)
  5.242% due 01/03/00 . . . . . . . . . . . .    1,268            1,268
                                               -------          -------
                            TOTAL INVESTMENTS-   108.5%          12,886
          Payables, less cash and receivables-    (8.5 )%        (1,003)
                                               -------          -------
                                   NET ASSETS-   100.0%         $11,883
                                               =======          =======

* Non-income producing security.
ADR - American Depository Receipt
(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, securities aggregated $39 or 0.33% of net assets of portfolio.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
SOVEREIGN BOND PORTFOLIO

                                                Par             Market
              Name of Issuer                   Value            Value
                                              (000's)          (000's)
PUBLICLY-TRADED BONDS

Aerospace and Defense - 0.5%
 Jet Equipment Trust
 10.91% due 08/15/14  . . . . . . . . . .    $ 2,100           $  2,315
 Lockheed Martin Corp. - Bonds
 8.5% due 12/01/29  . . . . . . . . . . .      2,195              2,195
                                                               --------
                                                                  4,510
Agricultural Operations - 0.3%
 Marlin Water Trust - Sr. Notes 144A (a)
 7.09% due 12/15/01 . . . . . . . . . . .      2,553              2,506

Automobile - 0.4%
 Ford Motor Co. - Debs.
 9.0% due 09/15/01  . . . . . . . . . . .      2,000              2,066
 United Rentals, Inc.
 9.0% due 04/01/09  . . . . . . . . . . .      1,715              1,612
                                                               --------
                                                                  3,678
Banks - 2.7%
 Abbey National First Capital - Sr.
  Sub. Notes
 8.2% due 10/15/04  . . . . . . . . . . .      4,000              4,098
 BankBoston Corp. - Sub. Notes
 6.625% due 12/01/05  . . . . . . . . . .      2,385              2,277
 First Union National Bank - Sub. Notes
 6.5% due 12/01/28  . . . . . . . . . . .      2,755              2,282
 International Bank of Reconstruction &
  Development - Debs.
 8.25% due 09/01/16 . . . . . . . . . . .      2,150              2,350
 National Westminister Bank, NY - Sub.
  Notes
 9.45% due 05/01/01 . . . . . . . . . . .      5,000              5,172
 NB Capital Trust IV
 8.25% due 04/15/27 . . . . . . . . . . .      1,680              1,628
 RBSG Capital Corp. - Notes
 10.125% due 03/01/04 . . . . . . . . . .      5,000              5,455
                                                               --------
                                                                 23,262
Brokerage and Investment Management - 1.0%
 Goldman Sachs Group, Inc. - Notes
 7.35% due 10/01/09 . . . . . . . . . . .      3,430              3,351
 Morgan Stanley Group, Inc. - Notes
 8.875% due 10/15/01  . . . . . . . . . .      3,000              3,092
 Salomon Brothers Mortgage Securities VII
 6.75% due 07/25/24 . . . . . . . . . . .      1,890              1,867
                                                               --------
                                                                  8,310
Chemicals - 0.6%
 Akzo Nobel, Inc. - Bonds 144A (a)
 6.0% due 11/15/03  . . . . . . . . . . .      1,630              1,554
 E.I. du Pont de Nemours & Co. - Notes
 6.875% due 10/15/09  . . . . . . . . . .      1,940              1,876
 Equistar Chemical - Notes
 8.5% due 02/15/04  . . . . . . . . . . .        145                144
 Lyondell Chemical Co. - Sec. Notes
  Ser. A
 9.625% due 05/01/07  . . . . . . . . . .      1,350              1,384
                                                               --------
                                                                  4,958
Computer Software and Services - 0.4%
 PSINET, Inc. - Sr. Notes
 11.0% due 08/01/09 . . . . . . . . . . .        740                758
 11.5% due 11/01/08 . . . . . . . . . . .      1,795              1,876
 Verio, Inc. - Sr. Notes
 10.375% due 04/01/05 . . . . . . . . . .        575                581
                                                               --------
                                                                  3,215
Construction - 0.2%
 Orange plc - Sr. Notes
 8.0% due 08/01/08  . . . . . . . . . . .      1,920              1,930

Containers - 0.1%
 Packaging Corp. of America
 9.625% due 04/01/09  . . . . . . . . . .      1,030              1,056

Cosmetics and Personal Care Products - 0.4%
 Proctor & Gamble Co.
 6.875% due 09/15/09  . . . . . . . . . .      3,655              3,574

Diversified Operations - 0.4%
 CMS Panhandle Holding - Sr. Notes
 7.0% due 07/15/29  . . . . . . . . . . .      1,695              1,472
 Harrahs Operating Co., Inc.
 7.5% due 01/15/09  . . . . . . . . . . .      2,420              2,259
                                                               --------
                                                                  3,731
Electric Power - 7.4%
 AES Corp. - Sr. Sub. Notes
 10.25% due 07/15/06  . . . . . . . . . .      3,113              3,160
 AES Eastern Energy LP - 144A (a)
 9.0% due 01/02/17  . . . . . . . . . . .      2,130              2,006
 Beaver Valley Funding Corp. - Debs.
 9.0% due 06/01/17  . . . . . . . . . . .      2,825              2,836
 BVPS II Funding Corp. - Coll. Lease
  Bonds
 8.89% due 06/01/17 . . . . . . . . . . .      2,464              2,482
 CalEnergy Co., Inc. - Bonds
 8.48% due 09/15/28 . . . . . . . . . . .      2,740              2,821
 Calpine Corp. - Sr. Notes
 10.5% due 05/15/06 . . . . . . . . . . .      1,920              2,035
 Cleveland Electric Illuminating Co. -
  1st Mtge.
 9.5% due 05/15/05  . . . . . . . . . . .      5,775              5,936
 CMS Energy Corp. - Sr. Notes
 6.75% due 01/15/04 . . . . . . . . . . .      2,040              1,892
 8.125% due 05/15/02  . . . . . . . . . .      2,650              2,628
 Connecticut Light & Power Co.
 7.75% due 06/01/02 . . . . . . . . . . .      1,090              1,092
 Connecticut Light & Power Co. -
  Notes 144A (a)
 8.59% due 06/04/03 . . . . . . . . . . .      1,310              1,271
 East Coast Power LLC - Sec. Notes
  144A (a)
 7.066% due 03/31/12  . . . . . . . . . .      2,715              2,440
 Long Island Lighting Co. - Debs.
 8.2% due 03/15/23  . . . . . . . . . . .      3,235              3,162
 Midland Cogeneration Venture - Debs.
 10.33% due 07/23/02  . . . . . . . . . .      2,998              3,118

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
SOVEREIGN BOND PORTFOLIO

                                                Par             Market
              Name of Issuer                   Value            Value
                                              (000's)          (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Electric Power - Continued
 Monterrey Power SA de CV -
  Sec. Bonds 144A (a)
 9.625% due 11/15/09  . . . . . . . . . .    $   720           $    655
 Niagara Mohawk Power Corp. - Debs.
 8.77% due 01/01/18 . . . . . . . . . . .      3,965              4,142
 North Atlantic Energy Corp. - 1st Mtge.
 9.05% due 06/01/02 . . . . . . . . . . .      1,868              1,897
 PNPP II Funding Corp. - Debs.
 9.12% due 05/30/16 . . . . . . . . . . .      2,235              2,330
 Quest Diagnostic, Inc.
 10.75% due 12/15/06  . . . . . . . . . .      1,847              1,939
 System Energy Resources, Inc. -
  1st Mtge.
 7.71% due 08/01/01 . . . . . . . . . . .      2,590              2,600
 Texas New Mexico Power Co. - 1st Mtge.
 9.25% due 09/15/00 . . . . . . . . . . .      8,000              8,096
 Waterford 3 Funding - Entergy - Bonds
 8.09% due 01/02/17 . . . . . . . . . . .      4,840              4,620
                                                               --------
                                                                 63,158
Financial Services - 3.5%
 Bank of New York Institution Capital -
  144A (a)
 7.78% due 12/01/26 . . . . . . . . . . .      3,350              3,069
 Barclays North America Capital Corp. -
  Debs.
 9.75% due 05/15/21 . . . . . . . . . . .      4,650              4,992
 Chrysler Financial Co. LLC
 5.69% due 11/15/01 . . . . . . . . . . .      2,610              2,562
 CIT Group, Inc. - Notes
 5.5% due 10/15/01  . . . . . . . . . . .      3,160              3,076
 Citibank Credit Card Master Trust I - Ser.
  1997-7 A
 6.35% due 08/15/02 . . . . . . . . . . .      2,360              2,356
 Fairfax Financial Holdings, Ltd. - Notes
 8.3% due 04/15/26  . . . . . . . . . . .      2,200              1,854
 Finova Capital Corp. - Notes
 6.25% due 11/01/02 . . . . . . . . . . .      2,375              2,307
 Green Tree Financial Corp.
 8.3% due 06/15/26  . . . . . . . . . . .      2,170              2,238
 Peco Energy Transition Trust
 6.05% due 03/01/09 . . . . . . . . . . .      2,600              2,428
 Sun Canada Financial Co. - Bonds 144A (a)
 6.625% due 12/15/07  . . . . . . . . . .      3,345              3,126
 URC Holdings Corp. - Sr. Notes 144A (a)
 7.875% due 06/30/06  . . . . . . . . . .      1,840              1,857
                                                               --------
                                                                 29,865
Food, Beverage and Tobacco - 0.5%
 Canandaigua Brands, Inc. - Sr. Sub. Notes
 8.75% due 12/15/03 . . . . . . . . . . .      2,365              2,353
 Seagram (Joseph) E & Sons, Inc. - Debs
 8.875% due 09/15/11  . . . . . . . . . .      1,830              1,941
                                                               --------
                                                                  4,294
Foreign Governmental - 2.2%
 Hydro-Quebec - Debs. Ser. IF
 7.375% due 02/01/03  . . . . . . . . . .      1,000              1,006
 Hydro-Quebec - Debs.
 9.4% due 02/01/21  . . . . . . . . . . .        610                705
 Hydro-Quebec - Debs. Ser. FU
 11.75% due 02/01/12  . . . . . . . . . .      5,000              6,559
 Nova Scotia
 8.75% due 04/01/22 . . . . . . . . . . .      3,000              3,320
 Province of Manitoba
 9.0% due 12/15/00  . . . . . . . . . . .      3,000              3,065
 9.25% due 04/01/20 . . . . . . . . . . .      2,000              2,355
 Province of Saskatchewan
 9.375% due 12/15/20  . . . . . . . . . .      1,500              1,758
                                                               --------
                                                                 18,768


Health Care Products - 0.2%
 Fresenius Medical Capital Trust II
 7.875% due 02/01/08  . . . . . . . . . .      1,740              1,618

Health Care Services - 0.5%
 Dynacare, Inc. - Sr. Notes
 10.75% due 01/15/06  . . . . . . . . . .      2,855              2,783
 Iasis Healthcare Corp. -
  Sr. Sub. Notes 144A (a)
 13.0% due 10/15/09 . . . . . . . . . . .      1,225              1,262
                                                               --------
                                                                  4,045


Insurance - 1.8%
 Conseco, Inc. - Notes
 9.0% due 10/15/06  . . . . . . . . . . .      2,405              2,469
 Equitable Life Assurance Society USA -
  Notes 144A (a)
 6.95% due 12/01/05 . . . . . . . . . . .      2,750              2,667
 Liberty Mutual Insurance Co. - Notes
  144A (a)
 7.875% due 10/15/26  . . . . . . . . . .        850                778
 Mass. Mutual Life Insurance Co. - Notes
  144A (a)
 7.625% due 11/15/23  . . . . . . . . . .      4,090              3,922
 New York Life Insurance Co. - Sr. Notes
  144A (a)
 7.5% due 12/15/23  . . . . . . . . . . .      5,970              5,339
                                                               --------
                                                                 15,175


Leisure and Recreation - 0.5%
 SFX Entertainment, Inc.
 9.125% due 12/01/08  . . . . . . . . . .      2,570              2,442
 Trump Holdings & Funding - Sr. Notes
 15.5% due 06/15/05 . . . . . . . . . . .      2,325              2,168
                                                               --------
                                                                  4,610


Media - Publishing - 0.1%
 Garden State Newspapers, Inc. - Sr. Sub.
  Notes
 8.75% due 10/01/09 . . . . . . . . . . .      1,277              1,200

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
SOVEREIGN BOND PORTFOLIO

                                                Par             Market
              Name of Issuer                   Value            Value
                                              (000's)          (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Media - TV / Radio - 2.4%
 Adelphia Communications Corp. -
  Sr. Notes
 8.125% due 07/15/03  . . . . . . . . . .    $ 1,270           $  1,216
 9.25% due 10/01/02 . . . . . . . . . . .      2,460              2,454
 Charter Communications Holdings, LLC -
  Sr. Notes
 8.625% due 04/01/09  . . . . . . . . . .      1,340              1,240
 Continental Cablevision - Sr. Notes
 8.3% due 05/15/06  . . . . . . . . . . .      2,165              2,227
 EchoStar DBS Corp. - Sr. Notes
 9.375% due 02/01/09  . . . . . . . . . .      1,770              1,783
 Liberty Media Group - Notes 144A (a)
 8.5% due 07/15/29  . . . . . . . . . . .      2,295              2,324
 News America Holdings, Inc. - Debs.
 8.25% due 08/10/18 . . . . . . . . . . .      2,196              2,201
 Rogers Cablesystems - Sr. Notes
 10.0% due 03/15/05 . . . . . . . . . . .      1,205              1,289
 TCI Communications, Inc. - Debs.
 7.875% due 02/15/26  . . . . . . . . . .      2,745              2,753
 Time Warner, Inc. - Debs.
 9.125% due 01/15/13  . . . . . . . . . .      2,863              3,141
                                                               --------
                                                                 20,628
Metal Product and Fabrication - 0.2%
 Yanacocha Receivables - Pass thru Certs.
  144A (a)
 8.4% due 06/15/04  . . . . . . . . . . .      1,654              1,524

Metals and Mining - 0.2%
 Golden Northwest Aluminum
 12.0% due 12/15/06 . . . . . . . . . . .      1,420              1,491

Municipals - 1.3%
 Massachusetts Bay Transportation
  Authority - Gen. Transn. Sys. -
  Ser. B-MBIA IBC
 5.0% due 03/01/28  . . . . . . . . . . .      3,085              2,666
 Massachusetts State Water Authority
 5.0% due 08/01/24  . . . . . . . . . . .      2,640              2,222
 New Hampshire State - Taxable Pease Dev.
  Auth.
 7.7% due 07/01/12  . . . . . . . . . . .      3,000              3,129
 New York State Dorm Authority
 5.0% due 02/15/23  . . . . . . . . . . .      3,000              2,622
                                                               --------
                                                                 10,639
Oil - Equipment and Services - 0.4%
 Humpuss Funding Corp. - 144A (a)
 7.72% due 12/15/09 . . . . . . . . . . .      1,116                810
 Petroleum-Geo Services ASA - Sr. Notes
 6.625% due 03/30/08  . . . . . . . . . .      2,410              2,208
                                                               --------
                                                                  3,018

Oil and Natural Gas Exploration and
 Production - 1.2%
 Amerada Hess Corp. - Bonds
 7.875% due 10/01/29  . . . . . . . . . .      2,735              2,674
 Apache Finance of Canada
 7.75% due 12/15/29 . . . . . . . . . . .      1,840              1,769
 Occidental Petroleum Corp. - Sr. Debs.
 10.125% due 09/15/09 . . . . . . . . . .      3,000              3,365
 Ocean Energy, Inc.
 8.875% due 07/15/07  . . . . . . . . . .      1,155              1,146
 Snyder Oil Corp.
 8.75% due 06/15/07 . . . . . . . . . . .        805                807
 Triton Energy Corp., Ltd. - Sr. Notes
 8.75% due 04/15/02 . . . . . . . . . . .        450                451
                                                               --------
                                                                 10,212
Paper and Forest Products - 0.8%
 Abitibi-Consolidated, Inc. - Debs.
 8.5% due 08/01/29  . . . . . . . . . . .      1,840              1,774
 Fort James Corp. - Sr. Notes
 6.5% due 09/15/02  . . . . . . . . . . .      2,120              2,079
 S.D. Warren Co. - Sr. Sub. Notes
 12.0% due 12/15/04 . . . . . . . . . . .      2,640              2,762
                                                               --------
                                                                  6,615
Personal and Commercial Lending - 6.0%
 Commercial Mortgage Acceptance Corp. -
  Ser. 1991-C1 A1
 6.79% due 08/15/08 . . . . . . . . . . .      3,501              3,422
 CS First Boston Mortgage Securities
  Corp. - Ser. 1998-C1 A1A
 6.26% due 04/11/30 . . . . . . . . . . .      2,815              2,714
 Deutsche Mortgage & Asset Receiving Corp.
  - Ser. 1998-C1
 6.861% due 03/15/08  . . . . . . . . . .      2,170              2,008
 EQCC Home Equity Loan Trust
 6.57% due 02/15/29 . . . . . . . . . . .      2,120              2,022
 Ford Motor Credit Co. - Notes
 6.125% due 04/28/03  . . . . . . . . . .      3,185              3,089
 7.375% due 10/28/09  . . . . . . . . . .      3,435              3,391
 General Motors Acceptance Corp. - Notes
 6.375% due 12/01/01  . . . . . . . . . .      3,165              3,134
 GMAC Commercial Mortgage Securities,
  Inc.
 6.566% due 11/15/07  . . . . . . . . . .      3,385              3,186
 GMAC Commercial Mortgage Securities,
  Inc. - Ser. 1997-C1 A2
 6.853% due 09/15/06  . . . . . . . . . .      7,325              7,158
 Household Finance Corp. - Notes
 5.875% due 11/01/02  . . . . . . . . . .      3,955              3,807
 Midland Funding Corp. II - Debs.
 11.75% due 07/23/05  . . . . . . . . . .      1,150              1,265
 Money Store Home Equity Trust - Ser. 1997-
  C1 DAF7
 6.485% due 12/15/28  . . . . . . . . . .      4,060              3,906
 Residential Accredit Loans, Inc. - Ser. 1997-
  QS4 A3
 7.25% due 05/25/27 . . . . . . . . . . .         62                 62

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
SOVEREIGN BOND PORTFOLIO
                                                Par             Market
              Name of Issuer                   Value            Value
                                              (000's)          (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Personal and Commercial Lending -
 Continued
 UCFC Home Equity Loan - Ser. 1996-A1 A5
 6.5% due 04/15/16  . . . . . . . . . . .    $ 3,522           $  3,512
 UCFC Home Equity Loan
 7.18% due 02/15/25 . . . . . . . . . . .      1,115              1,109
 UCFC Home Equity Loan - Ser. 1997-A1 A8
 7.22% due 06/15/28 . . . . . . . . . . .      6,910              6,875
                                                               --------
                                                                 50,660
Real Estate Investment Trust - 2.3%
 American Health Properties, Inc. - Notes
 7.5% due 01/15/07  . . . . . . . . . . .      1,350              1,218
 Amresco Residential Securities -
  Mtge. Loan
 6.51% due 08/25/27 . . . . . . . . . . .      7,885              7,581
 Cabot Industrial Properties LP - Notes
 7.125% due 05/01/04  . . . . . . . . . .      1,975              1,897
 Camden Property Trust - Sr. Notes
 7.0% due 04/15/04  . . . . . . . . . . .      2,170              2,089
 IMC Home Equity Loan Trust - Ser. 1998-
  1 A4
 6.6% due 03/20/25  . . . . . . . . . . .      3,280              3,206
 Liberty Property LP - Notes
 6.6% due 06/05/02  . . . . . . . . . . .      1,675              1,615
 TriNet Corp. Realty Trust, Inc. - Notes
 7.3% due 05/15/01  . . . . . . . . . . .      2,070              1,982
                                                               --------
                                                                 19,588
Real Estate Operations - 0.2%
 HMH Properties, Inc. - Ser. A
 7.875% due 08/01/05  . . . . . . . . . .      1,400              1,299

Retail - Department Stores - 0.6%
 Dillard's, Inc. - Notes
 7.13% due 08/01/18 . . . . . . . . . . .      2,185              1,880
 Fred Meyer, Inc. (US)
 7.45% due 03/01/08 . . . . . . . . . . .      2,705              2,635
 K-Mart Corp. - Notes
 8.375% due 12/01/04  . . . . . . . . . .        895                885
                                                               --------
                                                                  5,400
Retail - Food - 0.4%
 Pathmark Stores, Inc. - Sub. Notes
 11.625% due 06/15/02 . . . . . . . . . .      2,585                853
 Safeway, Inc. - Notes
 5.875% due 11/15/01  . . . . . . . . . .      1,430              1,399
 The Great Atlantic & Pacific Tea Co.,
  Inc. - Notes
 7.75% due 04/15/07 . . . . . . . . . . .      1,510              1,392
                                                               --------
                                                                  3,644
Telecommunication Equipment - 0.2%
 Axia, Inc.
 10.75% due 07/15/08  . . . . . . . . . .        915                839
 Crown Castle International Corp. -
  Sr. Notes
 9.0% due 05/15/11  . . . . . . . . . . .        645                629
                                                               --------
                                                                  1,468

Telecommunication Services - 2.6%
 Clearnet Communications, Inc. - Sr. Disc.
  Notes
 0.0% due 12/15/05  . . . . . . . . . . .        900                887
 CSC Holdings, Inc. - Sr. Notes
 8.125% due 07/15/09  . . . . . . . . . .      2,645              2,633
 Falcon Holding Group L.P. - Debs. Ser. B
 8.375% due 04/15/10  . . . . . . . . . .      1,060              1,049
 Global Crossing Holdings, Ltd. -
  Sr. Notes
  144A (a)
 9.125% due 11/15/06  . . . . . . . . . .        945                934
 9.5% due 11/15/09  . . . . . . . . . . .      2,275              2,249
 Level 3 Communications, Inc. - Sr. Notes
 9.125% due 05/01/08  . . . . . . . . . .      1,345              1,273
 McLeodUSA, Inc. - Sr. Notes
 9.5% due 11/01/08  . . . . . . . . . . .      1,920              1,934
 Nextel Communications, Inc. - Sr. Notes
  144A (a)
 9.375% due 11/15/09  . . . . . . . . . .      1,915              1,882
 Nextel Communications, Inc. - Sr. Disc.
  Notes
 9.95% due 02/15/08 . . . . . . . . . . .      1,895              1,346
 NTL Communications Corp. - Sr. Notes
 11.5% due 10/01/08 . . . . . . . . . . .      2,560              2,778
 Omnipoint Corp. - Sr. Notes 144A (a)
 11.5% due 09/15/09 . . . . . . . . . . .      1,540              1,663
 Telecorp PCS, Inc.
 11.625% due 04/15/09 . . . . . . . . . .      1,715              1,080
 Tritel PCS, Inc. - Sr. Disc. Notes
  144A (a)
 12.75% due 05/15/09  . . . . . . . . . .        755                476
 Triton PCS, Inc.
 11.0% due 05/01/08 . . . . . . . . . . .      1,435              1,019
 United Pan-Europe Communications NV
 11.25% due 11/01/09  . . . . . . . . . .      1,060              1,102
                                                               --------
                                                                 22,305
Telephone - 3.0%
 Comcast Cable Communications - Notes
 6.2% due 11/15/08  . . . . . . . . . . .      1,685              1,527
 GTE Corp. - Debs.
 8.75% due 11/01/21 . . . . . . . . . . .      3,000              3,239
 GTE North, Inc. - Debs.
 5.65% due 11/15/08 . . . . . . . . . . .      3,295              2,924
 LCI International, Inc. - Sr. Notes
 7.25% due 06/15/07 . . . . . . . . . . .      2,205              2,124
 MCI Worldcom, Inc. - Sr. Notes
 6.125% due 08/15/01  . . . . . . . . . .      3,595              3,556
 Metromedia Fiber Network, Inc. - Sr.
  Notes
 10.0% due 11/15/08 . . . . . . . . . . .      2,320              2,378
 MetroNet Communications Corp. -
  Sr. Notes
 12.0% due 08/15/07 . . . . . . . . . . .      1,770              2,069
 NEXTLINK Communications, Inc. -
  Sr. Notes
 10.75% due 11/15/08  . . . . . . . . . .      2,270              2,338
 Sprint Capital Corp.
 6.9% due 05/01/19  . . . . . . . . . . .      2,760              2,517

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
SOVEREIGN BOND PORTFOLIO

                                                Par             Market
              Name of Issuer                   Value            Value
                                              (000's)          (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Telephone - Continued
 U.S. West Capital Funding, Inc.
 6.875% due 07/15/28  . . . . . . . . . .    $ 2,755           $  2,414
                                                               --------
                                                                 25,086
Transportation Services - 2.4%
 America West Airlines, Inc. - Pass thru
  Certs.
 6.93% due 01/02/08 . . . . . . . . . . .      1,681              1,596
 Continental Airlines, Inc. - Pass
  thru Certs.
 7.206% due 06/30/04  . . . . . . . . . .      3,042              2,981
 Continental Airlines, Inc. - Notes
 8.0% due 12/15/05  . . . . . . . . . . .      2,265              2,084
 Delta Air Lines, Inc. - Debs. 144A (a)
 8.3% due 12/15/29  . . . . . . . . . . .      1,830              1,773
 Erac USA Finance Co. - Notes 144A (a)
 6.625% due 02/15/05  . . . . . . . . . .      3,345              3,164
 Fine Air Services, Inc.
 9.875% due 06/01/08  . . . . . . . . . .      2,090              1,777
 Northwest Airlines Corp.
 8.375% due 03/15/04  . . . . . . . . . .      1,680              1,569
 Northwest Airlines Corp. - Ser. 1996-1
 8.97% due 01/02/15 . . . . . . . . . . .        218                220
 NWA Trust - Sr. Notes
 9.25% due 06/21/14 . . . . . . . . . . .      2,347              2,377
 U.S. Air, Inc. - Pass thru Certs. Ser.
  1990-A1
 11.2% due 03/19/05 . . . . . . . . . . .      1,294              1,310
 Wisconsin Central Transportation Corp. -
  Notes
 6.625% due 04/15/08  . . . . . . . . . .      1,360              1,263
                                                               --------
                                                                 20,114
U.S. Government Agencies - 29.9%
 Federal Home Loan Mortgage Corp.
 6.0% due 06/15/11  . . . . . . . . . . .     10,000              9,441
 Federal National Mortgage Assoc.
 5.625% due 05/14/04  . . . . . . . . . .      4,015              3,837
 6.0% due 01/31/15  . . . . . . . . . . .     10,000              9,487
 6.25% due 05/15/29 . . . . . . . . . . .     11,500             10,235
 6.5% due 08/15/04  . . . . . . . . . . .      8,205              8,102
 6.5% due 10/01/14  . . . . . . . . . . .      9,854              9,559
 6.5% due 11/01/28  . . . . . . . . . . .     11,145             10,500
 6.625% due 09/15/09  . . . . . . . . . .     20,030             19,454
 6.94% due 01/25/22 . . . . . . . . . . .      1,491              1,458
 7.0% due 09/01/10  . . . . . . . . . . .      4,878              4,824
 7.385% due 03/25/21  . . . . . . . . . .      1,189              1,190
 Government National Mortgage Assoc.
 6.0% due 01/15/29  . . . . . . . . . . .      9,932              9,031
 6.5% due 02/15/28  . . . . . . . . . . .      4,101              3,848
 6.5% due 07/15/28  . . . . . . . . . . .     15,839             14,864
 6.5% due 02/15/29  . . . . . . . . . . .      4,243              3,982
 6.5% due 04/15/29  . . . . . . . . . . .      8,651              8,118
 6.5% due 06/15/29  . . . . . . . . . . .     28,180             26,445
 6.5% due 08/15/29  . . . . . . . . . . .      7,419              6,962
 7.0% due 09/15/25  . . . . . . . . . . .      2,412              2,338
 7.0% due 08/15/28  . . . . . . . . . . .      7,147              6,901
 7.0% due 03/15/29  . . . . . . . . . . .      9,294              8,974
 7.0% due 08/15/29  . . . . . . . . . . .      3,214              3,103
 7.0% due 09/15/29  . . . . . . . . . . .     32,725             31,600
 7.5% due 12/15/99  . . . . . . . . . . .     28,100             27,784
 7.5% due 09/15/28  . . . . . . . . . . .         20                 20
 8.0% due 12/15/99  . . . . . . . . . . .      6,675              6,742
 8.0% due 05/15/25  . . . . . . . . . . .        347                351
 8.0% due 06/15/25  . . . . . . . . . . .        341                344
 8.0% due 09/15/25  . . . . . . . . . . .        720                728
 8.0% due 01/15/26  . . . . . . . . . . .        322                325
 8.0% due 08/15/27  . . . . . . . . . . .      1,679              1,696
 8.5% due 09/15/21  . . . . . . . . . . .        668                690
 9.0% due 05/15/21  . . . . . . . . . . .        485                510
 9.0% due 08/15/21  . . . . . . . . . . .        564                593
 9.5% due 06/15/16  . . . . . . . . . . .        375                398
                                                               --------
                                                                254,434
U.S. Governmental - 16.3%
 U.S. Treasury - Bonds
 7.125% due 02/15/23 #. . . . . . . . . .     33,967             35,363
 8.875% due 08/15/17  . . . . . . . . . .     14,254             17,227
 U.S. Treasury - Notes
 5.75% due 08/15/03 . . . . . . . . . . .     22,465             22,005
 7.0% due 07/15/06  . . . . . . . . . . .      9,909             10,149
 7.5% due 05/15/02  . . . . . . . . . . .     20,095             20,629
 7.5% due 02/15/05  . . . . . . . . . . .     24,846             25,914
 8.0% due 05/15/01  . . . . . . . . . . .      7,009              7,171
                                                               --------
                                                                138,458
                                                               --------
              TOTAL PUBLICLY-TRADED BONDS-      94.1%           800,046

WARRANTS - 0.0%

Telephone - 0.0%
 MetroNet Communications Corp. - CW07
  144A (a)
 expires 08/15/07 (Cost $58)  . . . . . .          2                313

SHORT-TERM INVESTMENTS - 9.6%

 Investment in joint trading account
  (Note B)
  5.242% due 01/03/00 . . . . . . . . . .     81,840             81,840
                                            --------           --------
                        TOTAL INVESTMENTS-     103.7%           882,199
      Payables, less cash and receivables-      (3.7)%          (31,913)
                                            --------           --------
                               NET ASSETS-     100.0%          $850,286
                                            ========           ========

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, securities aggregated $49,564 or 5.83% of net assets of the Portfolio.

# Securities, or a portion thereof, with an aggregate market value of $573 have been segregated to collateralize financial futures contracts.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY PORTFOLIO

                                                                 Market
              Name of Issuer                    Shares           Value
                                                                (000's)
COMMON STOCK
Argentina - 0.8%
 Telecom Argentina Stet-France Telecom SA
  - ADR (TELS) . . . . . . . . . . . . . .         4,980        $    170
 Telefonica de Argentina SA - ADR (UTIT) .         3,075              95
                                                                --------
                                                                     265
Brazil - 3.9%
 Companhia Energetica de Minas Gerias -
  ADR (UTIE) . . . . . . . . . . . . . . .         3,740              84
 Companhia Vale do Rio Doce - ADR (META) .         1,605              45
 Petroleo Brasileiro SA - ADR (OILX) . . .         3,795              97
 Tele Celular Sul Participacoes SA - ADR
  (TELS) . . . . . . . . . . . . . . . . .         1,898              60
 Tele Centro Sul Participacoes SA - ADR
  (UTIT) . . . . . . . . . . . . . . . . .         1,795             163
 Tele Norte Leste Participacoes SA - ADR
  (TELS) . . . . . . . . . . . . . . . . .         2,140              55
 Tele Sudeste Celular Participacoes SA -
   ADR (TELS) *  . . . . . . . . . . . . .         2,348              91
 Telecomunicacoes Brasileiras SA - ADR
  (UTIT) . . . . . . . . . . . . . . . . .           940             121
 Telemig Celular Participacoes SA - ADR
  (TELS) . . . . . . . . . . . . . . . . .           237              11
 Telesp Celular Participacoes SA - ADR
  (TELS) . . . . . . . . . . . . . . . . .         5,078             215
 Unibanco - Uniao de Bancos Brasileiros SA
  - GDR (BANK) . . . . . . . . . . . . . .        11,086             334
                                                                --------
                                                                   1,276
Cayman Islands - 0.4%
 TCL International Holdings, Ltd. * (ETRN)       194,000             135
Chile - 0.2%
 Empresa Nacional de Electricidad SA -
  ADR (UTIE) . . . . . . . . . . . . . . .         1,560              22
 Enersis SA - ADR (UTIE) . . . . . . . . .         1,310              31
                                                                --------
                                                                      53
China - 0.5%
 Great Wall Technology Co. * (ETRN)  . . .       119,000             116
 Guandong Kelon Electrical Holdings Co.,
  Ltd. - H Shares (APPL) . . . . . . . . .        18,000              14
 Yanzhou Coal Mining Co., Ltd. - ADR
  (META) . . . . . . . . . . . . . . . . .         1,560              22
 Zhenhai Refining and Chemical Co., Ltd.
  (OILS) . . . . . . . . . . . . . . . . .        74,000              13
                                                                --------
                                                                     165
Czech Republic - 0.4%
 SPT Telecom AS (TELS) . . . . . . . . . .         5,706              92
 SPT Telecom AS - GDR * (TELS) . . . . . .         1,670              27
                                                                --------
                                                                     119
Egypt - 1.0%
 Al-Ahram Beverages Co. S.A.E. - GDR
  (FOOD)                                           2,425              47
 Eastern Co. for Tobacco & Cigarettes
  (FOOD) . . . . . . . . . . . . . . . . .           749              20
 Egypt Gas Co. (OILX)  . . . . . . . . . .           300              18
 Egypt Mobile Phone (TELS) . . . . . . . .         5,466             251
                                                                --------
                                                                     336
Greece - 1.0%
 Alpha Credit Bank (BANK)  . . . . . . . .           680              53
 Hellenic Telecommunication Organization
  SA (UTIT). . . . . . . . . . . . . . . .         3,750              89
 Hellenic Telecommunications Organization
  SA - ADR (UTIT)  . . . . . . . . . . . .         4,016              48
 National Bank of Greece SA (BANK) . . . .           775              57
 National Bank of Greece SA - ADR *
  (BANK) . . . . . . . . . . . . . . . . .         1,980              28
 Panafon Hellenic Telecom SA (TELS)  . . .         2,755              37
 Panafon Hellenic Telecom SA - GDR *
  (TELS) . . . . . . . . . . . . . . . . .         2,160              28
                                                                --------
                                                                     340
Hong Kong - 2.0%
 China Telecom (Hong Kong), Ltd. (TELS)  .        56,000             349
 China Telecom (Hong Kong), Ltd. - ADR
  (TELS) . . . . . . . . . . . . . . . . .         1,600             206
 Legend Holdings, Ltd. (COMP)  . . . . . .        22,000              55
 Timeless Software, Ltd. * (SOFT)  . . . .        30,000              17
 Yue Yuen Industrial Holdings (APPA) . . .        16,000              38
                                                                --------
                                                                     665
Hungary - 0.8%
 Magyar Tavkozlesi Rt. - ADR (UTIT)  . . .         5,071             183
 Magyar Tavkozlesi Rt. (UTIT)  . . . . . .         4,400              31
 OTP Bank Rt. (BANK) . . . . . . . . . . .           398              23
 OTP Bank Rt. (BANK) . . . . . . . . . . .           250              14
                                                                --------
                                                                     251
India - 8.6%
 Associated Cement Companies, Ltd. *
  (CONS) . . . . . . . . . . . . . . . . .         6,600              38
 Bank of Baroda (BANK) . . . . . . . . . .         3,750               6
 Bharat Heavy Electricals, Ltd. (ELEQ) . .        28,500             138
 Container Corp. of India, Ltd. (TRAN) . .        20,092             113
 Corporation Bank (BANK) . . . . . . . . .         5,950              15
 Dabur India, Ltd. (HEAL)  . . . . . . . .         1,000              27
 Gujarat Ambuja Cements, Ltd. - GDR
  (CONS) . . . . . . . . . . . . . . . . .        16,400             123
 HCL Technologies, Ltd. * (CNSU) . . . . .           950              13
 Hero Honda Motors, Ltd. * (AUTO)  . . . .         8,000             208
 Hindustan Lever, Ltd. (HNBA)  . . . . . .         3,000             155
 Housing Development Financing Corp., Ltd.
  (LEND) . . . . . . . . . . . . . . . . .         7,480              49
 Indo Gulf Corp., Ltd. (CHEM)  . . . . . .         8,500              12
 Infosys Technologies, Ltd. * (SOFT) . . .         2,320             774
 Larsen & Toubro, Ltd. - GDR (DIOP)  . . .         3,500             116
 Lupin Laboratories, Ltd. (HEAL) . . . . .         2,750              36
 NIIT, Ltd. (SOFT) . . . . . . . . . . . .         1,400             107

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY PORTFOLIO

                                                                 Market
              Name of Issuer                    Shares           Value
                                                                (000's)
COMMON STOCK - CONTINUED

India - Continued
 Oriental Bank of Commerce * (BANK)  . . .        13,700        $     14
 Reliance Industries, Ltd. - GDR * (CHEM)          8,750             123
 Satyam Computer Services, Ltd. (SOFT) . .         4,500             227
 State Bank of India (BANK)  . . . . . . .        11,250              58
 Strides Arcolab, Ltd. (CNSU)  . . . . . .           500               5
 Tata Engineering and Locomotive Co.,
  Ltd. - GDR (AUTO)  . . . . . . . . . . .        20,000             105
 Tata Tea Ltd. (FOOD)  . . . . . . . . . .         4,000              48
 Videsh Sanchar Nigam, Ltd. - GDR *
  (TELS) . . . . . . . . . . . . . . . . .         2,000              49
 Zee Telefilms Ltd. (MEDI) . . . . . . . .         9,000             226
                                                                --------
                                                                   2,785
Indonesia - 1.5%
 PT Gudang Garam Tbk (FOOD)  . . . . . . .        51,500             139
 PT Indah Kiat Pulp & Paper Corp. Tbk
  (PAPR) . . . . . . . . . . . . . . . . .        90,000              35
 PT Indofood Sukses Makmur Tbk (FOOD)  . .        48,000              60
 PT Semen Gresik (Persero) Tbk (CONS)  . .        38,000              60
 PT Telekomunikasi Indonesia (UTIT)  . . .       189,300             108
 PT Telekomunikasi Indonesia - ADR
  (UTIT) . . . . . . . . . . . . . . . . .         7,910              87
                                                                --------
                                                                     489
Israel - 4.9%
 BATM Advanced Communications, Ltd.
  (ETRN) . . . . . . . . . . . . . . . . .         1,167              96
 Check Point Software Technologies, Ltd. *
  (SOFT) . . . . . . . . . . . . . . . . .           980             195
 ECI Telecommunications, Ltd. (MEDI) . . .        13,699             433
 Galileo Technology, Ltd. * (ETRN) . . . .         1,440              35
 Gilat Satellite Networks, Ltd. * (TELE) .         5,129             609
 Nice Systems, Ltd. (TELE) . . . . . . . .           613              30
 Nice Systems, Ltd. - ADR * (TELE) . . . .         1,340              66
 Orbotech, Ltd. (ETRN) . . . . . . . . . .         1,497             116
 Orckit Communications, Ltd. * (TELS)  . .           807              28
                                                                --------
                                                                   1,608
Malaysia - 0.8%
 Public Bank Berhad (BANK) . . . . . . . .       295,000             258

Mexico - 10.5%
 Alfa, SA * (DIOP) . . . . . . . . . . . .        13,500              63
 Cemex SA de CV - ADR * Participation
  Certificates (CONS)  . . . . . . . . . .         2,770              77
 Cemex SA de CV - CPO * (CONS) . . . . . .        76,710             429
 Cifra SA de CV (RETS) . . . . . . . . . .         3,216              64
 Cifra SA de CV - Ser. V (RETS)  . . . . .         5,900              12
 Fomento Economico Mexicano SA de CV
  (FOOD) . . . . . . . . . . . . . . . . .        25,874             116
 Fomento Economico Mexicano SA de CV -
  ADR (FOOD) . . . . . . . . . . . . . . .         7,635             340
 Grupo Carso SA de CV - Ser. A1 (DIOP) . .        10,600              53
 Grupo Financiero Banamex Accival SA de
  CV (Banacci) (FINL). . . . . . . . . . .        52,940             212
 Grupo Financiero Bancomer SA de CV - ADR
  ADR (FINL) . . . . . . . . . . . . . . .         2,100              18
 Grupo Financiero Bancomer SA de CV - Cl.
  O (FINL) . . . . . . . . . . . . . . . .       131,100              55
 Grupo Televisa SA - GDR * (MEDI)  . . . .         9,880             674
 Kimberly-Clark de Mexico SA de CV
  (PAPR) . . . . . . . . . . . . . . . . .        20,160              79
 Telefonos de Mexico SA - ADR (UTIT) . . .        10,915           1,228
                                                                --------
                                                                   3,420
Panama - 0.0%
 Panamerican Beverages, Inc. - Cl. A
  (FOOD) . . . . . . . . . . . . . . . . .           500              10

Poland - 1.0%
 Elektrim Spolka Akcyjna SA (ETRN) . . . .         5,520              55
 Prokom Software - GDR (SOFT)  . . . . . .         1,212              18
 Telekomunikacja Polska - GDR * (TELS) . .        38,038             238
 Wielkopolski Bank Kredytowy SA (BANK) . .         2,309              16
                                                                --------
                                                                     327
Singapore - 0.5%
 Chartered Semiconductor Manufacturing *
  (ETRN) . . . . . . . . . . . . . . . . .         8,000              44
 NatSteel Electronics, Ltd. (ETRN) . . . .        11,000              58
 Venture Manufacturing, Ltd. (ETRN)  . . .         5,000              57
                                                                --------
                                                                     159
South Africa - 5.3%
 ABSA Group, Ltd. (BANK) . . . . . . . . .        16,844              76
 Anglo American Platinum Corp., Ltd.
  (PMET) . . . . . . . . . . . . . . . . .         2,662              81
 B.O.E. Corp., Ltd. (FUND) . . . . . . . .        48,421              37
 Bidvest Group, Ltd. (DIOP)  . . . . . . .        26,225             256
 Billiton plc (META) . . . . . . . . . . .        16,172              93
 BOE, Ltd. (FINL)  . . . . . . . . . . . .       101,263              99
 Comparex Holdings, Ltd. (COMP)  . . . . .         8,125              57
 De Beers - ADR (PMET) . . . . . . . . . .         1,451              42
 De Beers Centenary AG (UTIE)  . . . . . .         9,060             264
 Dimension Data Holdings, Ltd. (COMP)  . .        17,082             107
 Education Investment Corp., Ltd. (COMM) .        24,200              20
 Ellerine Holdings, Ltd. (RETS)  . . . . .        11,000              58
 FirstRand, Ltd. (FINL)  . . . . . . . . .        75,768             108
 M-Cell, Ltd. (TELS) . . . . . . . . . . .        16,860              65
 Nedcor, Ltd. (BANK) . . . . . . . . . . .         3,869              86
 New Africa Investments, Ltd. - N Shares *
  (FINL) . . . . . . . . . . . . . . . . .        66,000              37
 Rembrandt Group, Ltd. (DIOP)  . . . . . .        11,810             112
 Sappi, Ltd. (READ)  . . . . . . . . . . .         5,800              57
 Sasol, Ltd. (OILX)  . . . . . . . . . . .         9,513              80
                                                                --------
                                                                   1,735
South Korea - 20.1%
 Cheil Jedang Corp. (FOOD) . . . . . . . .         1,410             163
 Dacom Corp. (TELS)  . . . . . . . . . . .           460             237
 Daewoo Securities Co. (FUND)  . . . . . .         3,810              43
 Daou Technology, Inc. (SOFT)  . . . . . .         2,228              77
 Digital Chosun Co., Ltd. * (MEDP) . . . .           150              30
 Good Morning Securities Co., Ltd. *
  (FUND) . . . . . . . . . . . . . . . . .        11,930              57

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY PORTFOLIO

                                                                 Market
              Name of Issuer                    Shares           Value
                                                                (000's)
COMMON STOCK - CONTINUED

South Korea - Continued
 Hana Bank (BANK)  . . . . . . . . . . . .         4,820        $     38
 Hankuk Glass Industry Co., Ltd. (CNSU)  .         1,890              36
 Hanvit Bank (BANK)  . . . . . . . . . . .        18,490              63
 Hanvit Bank - GDR * (BANK)  . . . . . . .         4,520              28
 Housing & Commercial Bank, Korea
  (BANK) . . . . . . . . . . . . . . . . .         2,740              87
 Humax Co., Ltd. * (CNSU)  . . . . . . . .         4,010              68
 Hyundai Electronics Industries Co. (ETRN)         5,596             119
 Hyundai Securities Co. (FINL) . . . . . .         1,950              38
 Insung Information Corp. * (CNSU) . . . .         1,320              45
 Kookmin Bank (BANK) . . . . . . . . . . .         8,093             127
 Korea Electric Power Corp. - ADR (UTIE) .         7,250             121
 Korea Technology Banking Co. (BANK) . . .         4,110              40
 Korea Telecom Corp. - ADR * (TELS)  . . .         8,190             612
 LG Electronics (ETRN) . . . . . . . . . .         1,910              79
 LG Investment & Securities Co., Ltd.
  (FINL) . . . . . . . . . . . . . . . . .         2,070              35
 Mirae Co. (COMP)  . . . . . . . . . . . .         7,830              61
 Pantech Co., Ltd. (TELE)  . . . . . . . .         3,870              87
 Pohang Iron & Steel Co., Ltd. (STEE)  . .           970             107
 Samsung Electro-Mechanics Co. (ETRN)  . .         1,900             126
 Samsung Electronics (ETRN)  . . . . . . .         9,490           2,223
 Samsung Securities Co., Ltd. (FUND) . . .         1,440              44
 SEROME Technology, Inc. (SOFT)  . . . . .           170              36
 SK Telecom Co., Ltd. (TELS) . . . . . . .           325           1,165
 SK Telecom Co., Ltd. - ADR (TELS) . . . .         8,899             341
 Telson Electronics Co., Ltd. (TELE) . . .         3,800              74
 Trigem Computer, Inc. (COMP)  . . . . . .         1,249             139
                                                                --------
                                                                   6,546
Soviet Union - 2.4%
 LUKoil Holding - ADR (OILS) . . . . . . .         5,170             269
 RAO Unified Energy Systems - GDR
  (UTIE) . . . . . . . . . . . . . . . . .         9,500             114
 Rostelecom - ADR * (TELS) . . . . . . . .         1,820              31
 Surgutneftegaz - ADR (OILS) . . . . . . .        19,860             347
 Vimpel-Communications - ADR * (TELS)  . .           300              13
                                                                --------
                                                                     774
Taiwan - 11.3%
 Accton Technology Corp. - GDR * (ETRN)  .        39,000             279
 Acer, Inc. - GDR * (COMP) . . . . . . . .        55,800             781
 Advanced Semiconductor Engineering, Inc.
  * (ETRN) . . . . . . . . . . . . . . . .         2,700              52
 Ase Test, Ltd. * (ETRN) . . . . . . . . .         2,000              49
 Asustek Computer, Inc. - GDR (COMP) . . .        38,700             524
 China Steel Corp. (STEE)  . . . . . . . .        16,150             236
 Evergreen Marine Corp. GDR (TRAN) . . . .         9,000              74
 Far Eastern Textile, Ltd. - GDR * (APPA)         10,000             236
 Hon Hai Precision Industry Co., Ltd. - GDR
  * (ETRN) . . . . . . . . . . . . . . . .         8,200             155
 Hon Hai Precision Industry Co., Ltd. - GDR
  144A * (a) (ETRN)  . . . . . . . . . . .         5,700             110
 Ritek, Inc. - GDR 144A * (a) (ETRN) . . .         3,900              44
 Siliconware Precision Industries Co. *
  (ETRN) . . . . . . . . . . . . . . . . .        16,800             237
 Synnex Technology International Corp.
  (COMP) . . . . . . . . . . . . . . . . .           680              18
 Taiwan Semiconductor Manufacturing Co.,
  Ltd. - ADR (ETRN)  . . . . . . . . . . .        19,892             895
                                                                --------
                                                                   3,690
Thailand - 2.0%
 Advanced Info Service Public Co., Ltd.
  (TELS) . . . . . . . . . . . . . . . . .         8,400             141
 BEC World Public Co., Ltd. (MEDI) . . . .         7,800              48
 Delta Electronics (Thailand) Public Co.,
 Ltd. (ETRN) . . . . . . . . . . . . . . .         9,300             110
 Shin Corp. Public Co., Ltd. (COMP)  . . .         9,300              88
 Siam City Cement Public Co., Ltd. (CONS)         24,200             130
 Thai Farmers Bank Public Co., Ltd. (BANK)        78,000             130
                                                                --------
                                                                     647
Turkey - 7.9%
 Dogan Sirketler Grubu Holding A.S.
  (MEDI) . . . . . . . . . . . . . . . . .    15,782,800             466
 Dogan Yayin Holding Corp. * (FUND)  . . .     8,191,000             121
 Ege Biracilik ve Malt Sanayi A.S. (FOOD)      1,889,000             144
 Erciyas Biracilik ve Malt Sanayi A.S.
  (FOOD) . . . . . . . . . . . . . . . . .       247,000              12
 Eregli Demir ve Celik Fabrikalari T.A.S
  (STEE) . . . . . . . . . . . . . . . . .     1,604,000              67
 Haci Omer Sabanci Holding AG (FUND) . . .     3,590,000             208
 Migros Turk T.A.S. (RETF) . . . . . . . .        56,091              36
 Tupras-Turkiye Petrol Rafinerileri A.S.
  (OILX) . . . . . . . . . . . . . . . . .       553,000              62
 Turkiye Garanti Bankasi A.S. (BANK) . . .     9,965,000             151
 Turkiye Is Bankasi (Isbank) - Cl. C (BANK)    5,498,000             264
 Vestel Elektronik Sanayi ve Ticaret A.S.
  (ETRN) . . . . . . . . . . . . . . . . .       614,123             147
 Yapi ve Kredi Bankasi A.S. (BANK) . . . .    28,319,400             874
 Yapi ve Kredi Bankasi A.S. - GDR *
  (BANK) . . . . . . . . . . . . . . . . .           500              15
                                                                --------
                                                                   2,567
United Kingdom - 0.1%
 Billiton Plc (META) . . . . . . . . . . .         3,680              22

United States - 2.8%
 Amdocs, Ltd. * (TELS) . . . . . . . . . .         3,663             127
 Chartered Semiconductor Manufacturing,
  Ltd. - ADR * (ETRN)  . . . . . . . . . .           100               7
 Comverse Technology, Inc. * (COMP)  . . .         1,073             155
 DSP Group, Inc. * (ETRN)  . . . . . . . .         1,208             112
 Far Eastern Textile, Ltd. - GDR 144A * (a)
  (APPA) . . . . . . . . . . . . . . . . .        12,800             309
 Jacada, Ltd. * (SOFT) . . . . . . . . . .           310               9
 Polski Koncern Naftowy SA - GDR *
  (OILS) . . . . . . . . . . . . . . . . .         4,342              53
 Radware, Ltd. * (SOFT)  . . . . . . . . .           480              21
 Sapiens International Corp., N.V. * (SOFT)        1,660              27
 Tecnomatix Technologies, Ltd. * (SOFT)  .           910              26

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY PORTFOLIO

                                                                 Market
              Name of Issuer                    Shares           Value
                                                                (000's)
COMMON STOCK - CONTINUED

United States - Continued
 TTI Team Telecom International, Ltd. *
  (TELS)                                           1,320        $     24
 Zoran Corp. * (ETRN)  . . . . . . . . . .           670              38
                                                                --------
                                                                     908
                                                                --------
                        TOTAL COMMON STOCK-         90.7%         29,550

PREFERRED STOCK
Brazil - 4.4%
 Celular CRT Participacoes * (TELS)  . . .       986,200             172
 Companhia Energetica de Minas Gerais -
  CEMIG (UTIE) . . . . . . . . . . . . . .     3,777,800              85
 Companhia Riograndense de
  Telecomunicacoes * (TELS). . . . . . . .       678,000             210
 Companhia Vale do Rio Doce - Cl. A *
  (META) . . . . . . . . . . . . . . . . .         9,959             276
 Petroleo Brasileiro SA - Petrobras
  (OILS)                                         950,454             242
 Tele Celular Sul Participacoes SA
  (TELS)                                       2,481,000               8
 Tele Centro Sul Participacoes SA (UTIT) .     2,200,000              40
 Tele Nordeste Celular Participacoes S.A.
  (TELS) . . . . . . . . . . . . . . . . .     6,983,600              18
 Tele Norte Leste Participacoes SA
  (UTIT)                                       4,457,000             120
 Tele Sudeste Celular Participacoes SA
  (TELS) . . . . . . . . . . . . . . . . .    10,181,730              75
 Telemig Celular Participacoes SA (TELS) .    13,849,850              30
 Telesp Celular Participacoes SA *
  (TELS)                                       2,297,200              41
 Telesp Celular SA - Cl. B * (TELS)  . . .       740,272              59
 Telesp Participacoes SA * (UTIT)  . . . .     2,000,000              48
                                                                --------
                     TOTAL PREFERRED STOCK-          4.4%          1,424


RIGHTS - 0.0%

South Korea - 0.0%
 Serome Technology, Inc. (SOFT)
 expires 01/26/00 (Cost $0)  . . . . . . .            55               3

                                                 Par
                                                Value
                                               (000's)

SHORT-TERM INVESTMENTS - 3.6%
Investment in joint trading account (Note B)
 5.242% due 01/03/00 . . . . . . . . . . .   $     1,191           1,191
                                             -----------        --------
                         TOTAL INVESTMENTS-         98.7%         32,168
       Cash and Receivables, less payables-          1.3%            428
                                             -----------        --------
                                NET ASSETS-        100.0%        $32,596
                                             ===========        ========

*    Non-income producing security.
ADR - American Depository Receipt
GDR - Global Depository Receipt
(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, securities aggregated $463 or 1.42% of net assets of the Portfolio.

See notes to financial statements.


SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                        Market          % of
                                      Industry           Value        Long-Term
             Industry               Abbreviation        (000's)      Investments

Electronic Products and Services . .    ETRN            $5,495          17.7%
Telecommunication Services . . . . .    TELS             5,275          17.1%
Banks  . . . . . . . . . . . . . . .    BANK             2,855           9.2%
Telephone  . . . . . . . . . . . . .    UTIT             2,359           7.6%
Computer Equipment . . . . . . . . .    COMP             1,985           6.4%
Media - TV / Radio . . . . . . . . .    MEDI             1,847           6.0%
Computer Software and Services . . .    SOFT             1,539           5.0%
Food, Beverage and Tobacco . . . . .    FOOD             1,098           3.5%
Oil  . . . . . . . . . . . . . . . .    OILS               925           3.0%
Telecommunication Equipment  . . . .    TELE               866           2.8%
Construction . . . . . . . . . . . .    CONS               857           2.8%
Electric Power . . . . . . . . . . .    UTIE               721           2.4%
Financial Services . . . . . . . . .    FINL               602           1.9%
Diversified Operations . . . . . . .    DIOP               600           1.9%
Shoe and Apparel Manufacturing . . .    APPA               584           1.9%
Brokerage and Investment
  Management . . . . . . . . . . . .    FUND               510           1.7%
Metals and Mining  . . . . . . . . .    META               457           1.5%
Steel  . . . . . . . . . . . . . . .    STEE               409           1.3%
Automobile . . . . . . . . . . . . .    AUTO               313           1.0%
Oil and Natural Gas Exploration
  and Production . . . . . . . . . .    OILX               258           0.8%
Transportation Services  . . . . . .    TRAN               187           0.6%
Consumer - Miscellaneous   . . . . .    CNSU               166           0.5%
Cosmetics and Personal Care
  Products . . . . . . . . . . . . .    HNBA               155           0.5%
Electrical Equipment . . . . . . . .    ELEQ               138           0.4%
Chemicals  . . . . . . . . . . . . .    CHEM               136           0.4%
Retail - Department Stores . . . . .    RETS               134           0.4%
Precious Metals/Gems/Stones  . . . .    PMET               123           0.4%
Paper and Forest Products  . . . . .    PAPR               114           0.4%
Health Care Products . . . . . . . .    HEAL                63           0.2%
Real Estate Development  . . . . . .    READ                57           0.2%
Personal and Commercial
  Lending  . . . . . . . . . . . . .    LEND                49           0.2%
Retail - Food  . . . . . . . . . . .    RETF                36           0.1%
Media - Publishing . . . . . . . . .    MEDP                30           0.1%
Commercial Services  . . . . . . . .    COMM                20           0.1%
Household Appliances /
  Furnishings  . . . . . . . . . . .    APPL                14           0.0%
                                                      --------       -------
                                                       $30,977         100.0%
                                                      ========       =======

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO


                                                                 Market
              Name of Issuer                    Shares           Value
                                                                (000's)
COMMON STOCK
Argentina - 0.3%
 Banco de Galicia y Buenos Aires SA de CV
  - Cl. B (BANK) . . . . . . . . . . . . .        16,184        $     80
 Banco Frances SA (BANK) . . . . . . . . .        10,000              79
 IRSA Inversiones y Representaciones SA
  (READ) . . . . . . . . . . . . . . . . .        16,185              52
 Perez Companc SA - Cl. B * (OILE) . . . .        32,000             164
 Siderca S.A.I.C. (STEE) . . . . . . . . .        35,000              74
 Telefonica de Argentina - Cl. B * (UTIT)         71,000             218
                                                                --------
                                                                     667
Australia - 1.6%
 Amcor, Ltd. (CONT)  . . . . . . . . . . .        14,400              67
 Brambles Industries, Ltd. (DIOP)  . . . .         7,200             199
 Broken Hill Proprietary Co., Ltd. (DIOP).        35,100             461
 Coca Cola Amatil (FOOD) . . . . . . . . .        23,200              63
 Coles Myer, Ltd. (RETS) . . . . . . . . .        27,200             140
 CSR, Ltd. (CONS)  . . . . . . . . . . . .        37,900              92
 Foster's Brewing Group, Ltd. (FOOD) . . .        70,100             201
 Lend Lease Corp. (FINL) . . . . . . . . .        13,200             185
 National Australia Bank, Ltd. (BANK)  . .        30,600             468
 News Corp., Ltd. (MEDI) . . . . . . . . .        38,800             377
 Normandy Mining, Ltd. * (PMET)  . . . . .        94,800              67
 North, Ltd. (META)  . . . . . . . . . . .        34,600              82
 Orica, Ltd. (DIOP)  . . . . . . . . . . .        15,500              84
 Pacific Dunlop, Ltd. (DIOP) . . . . . . .        59,000              83
 Pioneer International, Ltd. (CONS)  . . .        41,900             126
 Rio Tinto, Ltd. (PMET)  . . . . . . . . .         7,900             170
 Santos, Ltd. (OILX) . . . . . . . . . . .        38,000             104
 Telstra Corp., Ltd. (TELS)  . . . . . . .        76,300             415
 Westpac Banking Corp., Ltd. (BANK)  . . .        46,600             321
 WMC, Ltd. (DIOP)  . . . . . . . . . . . .        29,500             163
                                                                --------
                                                                   3,868
Austria - 1.0%
 Austria Tabak AG (FOOD) . . . . . . . . .         3,700             179
 Austrian Airlines (TRAN)  . . . . . . . .         3,150              60
 Bank Austria AG (BANK)  . . . . . . . . .        13,000             733
 BBAG Oesterreichische Brau Beteiligungs AG
  (FOOD) . . . . . . . . . . . . . . . . .         2,150              87
 Bohler-Uddeholm AG (STEE) . . . . . . . .         1,500              69
 EA-Generali AG (INSU) . . . . . . . . . .         1,050             176
 Flughafe n Wie n AG (TRAN)  . . . . . . .         4,000             139
 Mayr-Melnhof Karton Ag (PAPR) . . . . . .         1,800              83
 Oesterreichische Elektrizitaetswirtschafts
  AG (UTIE)  . . . . . . . . . . . . . . .         3,200             450
 OMV AG (OILX) . . . . . . . . . . . . . .         3,000             292
 RHI AG (DIOP) . . . . . . . . . . . . . .         2,050              59
 VA Technologie AG (ENGI)  . . . . . . . .         1,400              92
 Wienerberger Baustoffindustrie AG (CONS)          7,200             157
                                                                --------
                                                                   2,576
Belgium - 1.1%
 Barco NV (DIOP) . . . . . . . . . . . . .           559              78
 Bekaert NV (METP) . . . . . . . . . . . .         1,390              77
 Colruyt NV (RETF) . . . . . . . . . . . .         1,870             107
 Compagnie Maritime Belge SA (TRAN)  . . .         1,921              92
 D'Ieteren SA (AUTO) . . . . . . . . . . .           290             119
 Delhaize "Le Lion" SA (RETF)  . . . . . .         1,955             147
 Dolmen Computer Applications NV * (COMP)            187               6
 Electrabel SA (UTIE)  . . . . . . . . . .         1,236             405
 Fortis (B) (INSU) . . . . . . . . . . . .        20,892             754
 Groupe Bruxelles Lambert SA (FUND)  . . .         1,094             220
 Heidelberger Zement AG * (CONS) . . . . .         1,048
 KBC Bancassurance Holding NV (BANK) . . .         4,940             266
 N.V. Union Miniere SA * (META)  . . . . .         1,461              57
 Solvay SA (FINL)  . . . . . . . . . . . .         2,115             175
 Suez Lyonnaise des Eaux SA - Strip VVPR *
  (DIOP) . . . . . . . . . . . . . . . . .         2,341
 Total Fina SA - Strip VVPR * (DIOP) . . .         3,609
 UCB SA (HEAL) . . . . . . . . . . . . . .         4,800             208
                                                                --------
                                                                   2,711
Brazil - 0.2%
 Centrais Electricas Brasileiras SA (UTIE)    10,577,000             231
 Companhia Siderurgica Nacional * (STEE) .     1,655,000              64
 Tele Norte Leste Participacoes SA (UTIT)      4,096,000              74
 Telesp Participacoes SA * (UTIT)  . . . .     5,219,000              72
                                                                --------
                                                                     441
Chile - 0.4%
 Banco Santiago SA - ADR (BANK)  . . . . .         2,900              62
 Compania Cervecerias Unidas SA - ADR
  (FOOD) . . . . . . . . . . . . . . . . .         2,900              93
 Compania de Telecomunicaciones de Chile SA
  (UTIT) . . . . . . . . . . . . . . . . .         8,000             146
 Embotelladora Andina SA - ADR (FOOD)  . .         6,100             108
 Empresa Nacional de Electricidad SA - ADR
  (UTIE) . . . . . . . . . . . . . . . . .        10,100             143
 Enersis SA - ADR - (UTIE) . . . . . . . .         3,700              87
 Gener SA - ADR (UTIE) . . . . . . . . . .         3,500              54
 Laboratorio Chile SA - ADR (HEAL) . . . .         5,700             104
 Madeco SA - ADR (META)  . . . . . . . . .         8,700              97
 Sociedad Quimica y Minera de Chile SA -
  ADR (CHEM) . . . . . . . . . . . . . . .         1,100              35
                                                                --------
                                                                     929
China - 0.0%
 Harbin Power Equipment Co., Ltd. - H
  Shares (UTIE)  . . . . . . . . . . . . .     1,148,000              62
 Jinan Qingqi Motorcycle Co., Ltd. - B
  Shares * (AUTO)  . . . . . . . . . . . .       208,000              30
                                                                --------
                                                                      92

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO

                                                                 Market
              Name of Issuer                    Shares           Value
                                                                (000's)
COMMON STOCK - CONTINUED
Czech Republic - 0.1%
 Ceska Sporitelna AS (BANK)  . . . . . . .         9,500        $     43
 Ceske Energeticke Zavody AS (UTIE)  . . .        20,000              49
 Komercni Banka AS (BANK)  . . . . . . . .         3,000              49
 SPT Telecom AS (TELS) . . . . . . . . . .         6,300             102
                                                                --------
                                                                     243
Denmark - 1.0%
 A/S Dampskibsselskabet Svendborg - Cl. B
  (TRAN) . . . . . . . . . . . . . . . . .            27             449
 D/S 1912 - Cl. B (TRAN) . . . . . . . . .            40             471
 Danisco A/S (FOOD)  . . . . . . . . . . .         2,450              95
 Den Danske Bank (BANK). . . . . . . . . .         2,250             247
 Iss International Service System A/S - Cl.
  B (COMM) . . . . . . . . . . . . . . . .         1,650             111
 Novo-Nordisk A/S - Cl. B (HEAL) . . . . .         2,450             325
 Tele Danmark A/S (TELS) . . . . . . . . .         8,150             606
 Unidanmark A/S - Cl. A (BANK) . . . . . .         2,300             162
                                                                --------
                                                                   2,466
Finland - 1.3%
 Merita plc * (BANK) . . . . . . . . . . .        20,500             121
 Nokia Oyj (TELE)  . . . . . . . . . . . .        14,200           2,575
 Outokumpu Oyj (META)  . . . . . . . . . .         3,500              50
 Sampo Insurance Co. plc (INSU)  . . . . .         2,500              87
 Sonera Oyj (TELS) . . . . . . . . . . . .         3,494             239
 UPM-Kymmene Corp. * (PAPR). . . . . . . .         4,400             177
                                                                --------
                                                                   3,249
France - 9.4%
 Accor SA (LEIS) . . . . . . . . . . . . .         5,285             255
 Air Liquide (CHEM)  . . . . . . . . . . .         1,735             291
 Alcatel Alsthom (TELE)  . . . . . . . . .         4,190             962
 AXA SA (INSU) . . . . . . . . . . . . . .         8,216           1,146
 Banque Nationale de Paris (BANK)  . . . .        12,171           1,123
 Bouygues SA (CONS)  . . . . . . . . . . .           847             538
 Canal Plus (MEDI) . . . . . . . . . . . .         3,512             511
 Cap Gemini SA (COMM)  . . . . . . . . . .         1,622             412
 Carrefour SA (RETF) . . . . . . . . . . .         9,023           1,664
 Casino Guichard-Perrachon SA (RETF) . . .         2,053             235
 Club Mediterranee SA (LEIS) . . . . . . .         1,000             116
 Compagnie de St. Gobain (CONS)  . . . . .         2,112             397
 Eridania Beghin-Say SA (FOOD) . . . . . .           758              82
 Essilor International SA (HEAL) . . . . .           358             111
 France Telecom (TELS) . . . . . . . . . .        21,203           2,804
 Group Danone * (FOOD) . . . . . . . . . .         1,801             425
 Imercys (CONS)  . . . . . . . . . . . . .           794             118
 L'Oreal (HNBA)  . . . . . . . . . . . . .         1,524           1,223
 Lafarge SA (CONS) . . . . . . . . . . . .         2,526             294
 Lagardere S.C.A. (DIOP) . . . . . . . . .         4,108             224
 Michelin (PART) . . . . . . . . . . . . .         3,987             157
 Louis Vuitton Moet Hennessy (FOOD). . . .         2,323           1,041
 Pernod Ricard (FOOD)  . . . . . . . . . .         1,763             101
 Pinault-Printemps-Redoute SA (RETS) . . .         2,671             705
 PSA Peugeot Citroen (AUTO). . . . . . . .         1,457             331
 Rhone-Poule nc SA (BANK)  . . . . . . . .         8,694             505
 Sagem SA * (ETRN) . . . . . . . . . . . .           420             292
 Sanofi-Synthelabo SA * (HEAL) . . . . . .        12,996             541
 Schneider SA (MACH) . . . . . . . . . . .         3,911             307
 Sidel SA (MACH) . . . . . . . . . . . . .         1,162             120
 Societe BIC SA (COMM) . . . . . . . . . .         1,789              81
 Societe Eurafrance SA (FINL)  . . . . . .           162              98
 Societe Generale de Paris (BANK). . . . .         2,584             601
 Suez Lyonnaise des Eaux (DIOP)  . . . . .         5,754             922
 Thomson CFS (ETRN)  . . . . . . . . . . .         3,440             114
 Total Fina SA - Cl. B (OILX)  . . . . . .         3,609             485
 Total SA - Cl. B (OILX) . . . . . . . . .        15,421           2,058
 Unibail (REAL)  . . . . . . . . . . . . .           700              88
 Usinor SA (STEE)  . . . . . . . . . . . .         8,601             162
 Valeo SA (PART) . . . . . . . . . . . . .         2,282             176
 Vivendi (DIOP). . . . . . . . . . . . . .        12,592           1,137
                                                                --------
                                                                  22,953
Germany - 13.5%
 Adidas-Salomon AG (APPA)  . . . . . . . .         1,920             144
 Allianz AG - Reg. (INSU)  . . . . . . . .         8,380           2,815
 BASF AG (CHEM)  . . . . . . . . . . . . .        21,860           1,123
 Bayer AG (CHEM) . . . . . . . . . . . . .        24,980           1,183
 Bayerische Vereinsbank AG (BANK)  . . . .        15,172           1,036
 Beiersdorf AG (HNBA)  . . . . . . . . . .         4,120             277
 Bilfinger & Berger Bau AG (CONS)  . . . .         2,960              65
 Buderus AG (DIOP) . . . . . . . . . . . .         2,860              48
 Continental AG (PART).  . . . . . . . . .         5,950             119
 DaimlerChrysler AG * (AUTO) . . . . . . .        28,730           2,234
 Deutsche Bank AG (BANK) . . . . . . . . .        18,150           1,533
 Deutsche Telekom AG (TELS)  . . . . . . .       101,940           7,260
 Douglas Holding AG (HNBA) . . . . . . . .         1,890              81
 Dresdner Bank AG (BANK) . . . . . . . . .        18,460           1,004
 EM.TV & Merchandising AG (MEDI) . . . . .         1,973             127
 Fresenius Medical Care AG (HEAL). . . . .           600              51
 Heidelberg Zement (CONS). . . . . . . . .         2,530             199
 Heidelberger Zement AG * (CONS) . . . . .         1,048              78
 Hochtief AG (CONS)  . . . . . . . . . . .         3,810             142
 Karstadt AG (RETS)  . . . . . . . . . . .         6,800             273
 Linde AG (ENGI) . . . . . . . . . . . . .         3,300             181
 Lufthansa AG (TRAN) . . . . . . . . . . .        14,730             343
 MAN AG (DIOP) . . . . . . . . . . . . . .         4,400             165
 Mannesmann AG (MACH)  . . . . . . . . . .        13,349           3,221
 Merck KGaA (HEAL) . . . . . . . . . . . .         7,360             228
 Metro AG * (RETS) . . . . . . . . . . . .         9,200             495
 Muenchener
  Rueckversicherungs-Gesellschaft AG - Reg.
  (INSU) . . . . . . . . . . . . . . . . .         5,110           1,296
 Preussag AG (DIOP)  . . . . . . . . . . .         6,400             357
 RWE AG (OILX) . . . . . . . . . . . . . .        12,500             490
 SAP AG (SOFT) . . . . . . . . . . . . . .         2,120           1,044
 Schering AG (HEAL)  . . . . . . . . . . .         2,530             306
 SGL Carbon AG (CHEM)  . . . . . . . . . .         1,190              79
 Siemens AG (DIOP) . . . . . . . . . . . .        18,860           2,400
 Thyssen Krupp AG (CONS) . . . . . . . . .        15,100             460

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO

                                                                 Market
              Name of Issuer                    Shares           Value
                                                                (000's)
COMMON STOCK - Continued
Germany - Continued
 VEBA AG (DIOP)  . . . . . . . . . . . . .        18,130        $    881
 Viag AG (DIOP)  . . . . . . . . . . . . .        26,520             486
 Volkswagen AG (AUTO). . . . . . . . . . .        11,100             626
                                                                --------
                                                                  32,850
Greece - 0.5%
 Alpha Credit Bank (BANK)  . . . . . . . .         2,940             230
 Commercial Bank of Greece (BANK)  . . . .         1,780             136
 EFG Eurobank * (BANK) . . . . . . . . . .         1,680              73
 Ergo Bank SA (BANK) . . . . . . . . . . .           760              73
 Hellenic Bottling Co. SA (FOOD) . . . . .         2,900              67
 Hellenic Telecommunication Organization
  SA (UTIT)  . . . . . . . . . . . . . . .        11,280             267
 Intracom SA (TELE)  . . . . . . . . . . .         2,240             103
 National Bank of Greece SA (BANK) . . . .         4,600             339
 Titan Cement Co. SA (CONS). . . . . . . .         1,400              83
                                                                --------
                                                                   1,371
Hong Kong - 0.9%
 Cheung Kong (Holdings), Ltd. (READ) . . .        23,000             291
 CLP Holdings, Ltd. (UTIE) . . . . . . . .        31,500             145
 Hang Seng Bank, Ltd. (BANK) . . . . . . .        22,700             259
 Hong Kong Telecommunications, Ltd. (TELS)       135,800             392
 Hutchison Whampoa, Ltd. (COMM)  . . . . .        40,000             582
 New World Development Co., Ltd. (READ). .        27,000              61
 Sun Hung Kai Properties, Ltd. (REIT)  . .        25,000             261
 Swire Pacific, Ltd. - Cl. A (DIOP)  . . .        23,500             139
 Wharf (Holdings), Ltd. (DIOP) . . . . . .        44,000             102
                                                                --------
                                                                   2,232
Hungary - 0.3%
 Fotex Rt. (RETS)  . . . . . . . . . . . .       101,800              37
 Gedeon Richter Rt. (HEAL) . . . . . . . .         2,600             171
 Magyar Tavkozlesi Rt. (UTIT)  . . . . . .        46,500             326
 MOL Magyar Olaj-es Gazipari Rt. (OILX)  .         6,000             125
 OTP Bank Rt. (BANK) . . . . . . . . . . .         2,300             135
                                                                --------
                                                                     794
India - 0.8%
 Arvind Mills, Ltd. - GDR (APPA) . . . . .        62,900              35
 Bajaj Auto, Ltd. - GDR (AUTO) . . . . . .        14,300             132
 Century Textiles & Industries, Ltd. - GDR
  (DIOP) . . . . . . . . . . . . . . . . .        33,200              44
 EIH, Ltd. - GDR (REAL)  . . . . . . . . .         7,800              37
 Grasim Industries, Ltd. - GDR (DIOP)  . .         4,560              62
 Great Eastern Shipping Co. - GDR (TRAN) .        20,800              49
 Gujarat Ambuja Cements, Ltd. - GDR (CONS)         23,800            179
 Hindalco Industries, Ltd. - GDR (META)  .         5,500             128
 India Cements, Ltd. - GDR (CONS). . . . .        39,800              74
 Indian Hotels Co., Ltd. - GDR (REAL)  . .         8,500              80
 Indian Rayon and Industries, Ltd. - GDR
  (DIOP) . . . . . . . . . . . . . . . . .        15,200              41
 ITC, Ltd. - GDR * (FOOD)  . . . . . . . .         9,100             177
 Larsen & Toubro, Ltd. - GDR (DIOP). . . .        13,500             446
 Mahindra & Mahindra, Ltd. - GDR * (AUTO)          8,600              92
 Ranbaxy Laboratories, Ltd. - GDR (HEAL) .         4,900             106
 Reliance Industries, Ltd. - GDR * (CHEM)         17,400             245
 Tata Engineering and Locomotive Co., Ltd.
  - GDR (AUTO) . . . . . . . . . . . . . .        17,000              89
                                                                --------
                                                                   2,016
Ireland - 0.5%
 Allied Irish Banks plc (BANK) . . . . . .        26,800             305
 CRH plc (CONS)  . . . . . . . . . . . . .        13,300             287
 Eircom plc * (TELS) . . . . . . . . . . .        60,667             260
 Greencore Group plc (FOOD). . . . . . . .        26,000              80
 Irish Life & Permanent plc (FINL) . . . .         9,553              90
 Jefferson Smurfit Group plc (CONT)  . . .        30,400              92
 Kerry Group plc (FOOD)  . . . . . . . . .         8,400             101
                                                                --------
                                                                   1,215
Israel - 0.3%
 Bank Hapoalim (BANK)  . . . . . . . . . .        43,700             136
 Bezeq Israeli Telecommunication Corp.,
  Ltd. (UTIT)  . . . . . . . . . . . . . .        28,300             141
 First International Bank of Israel, Ltd.
  (1) (BANK) . . . . . . . . . . . . . . .        33,700              45
 First International Bank of Israel, Ltd.
  (5) (BANK) . . . . . . . . . . . . . . .         6,500              44
 IDB Holding Corp., Ltd. (FUND)  . . . . .         1,900              63
 Industrial Building Corp. (CONS)  . . . .        45,100              69
 Makteshim-Agan Industries, Ltd. * (CHEM)         26,900              47
 Supersol, Ltd. * (RETF) . . . . . . . . .        23,700              81
 Teva pharmaceutical Industries, Ltd.
  (HEAL) . . . . . . . . . . . . . . . . .         1,600             110
                                                                --------
                                                                     736
Italy - 7.1%
 Alitalia SpA (TRAN) . . . . . . . . . . .        60,000             143
 Assicurazioni Generali (INSU) .. . . . . .       42,250           1,396
 Autogrill SpA (RETF)  . . . . . . . . . .         5,541              70
 Banca Intesa SpA (BANK) . . . . . . . . .       147,800             600
 Banca Intesa SpA - RNC (BANK) . . . . . .        37,400              76
 Banca Popolare di Milano (BANK) . . . . .        18,100             141
 Benetton Group SpA (APPA) . . . . . . . .       103,979             239
 Beni Stabili SpA * (REAL) . . . . . . . .        62,154              22
 Bulgari SpA (RETS)  . . . . . . . . . . .        18,900             170
 Burgo (Cartiere) SpA (PAPR) . . . . . . .        16,700             110
 Credito Italiano SpA (BANK) . . . . . . .       201,600             991
 ENI SpA (OILS)  . . . . . . . . . . . . .       328,800           1,808

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO

                                                                 Market
              Name of Issuer                    Shares           Value
                                                                (000's)
COMMON STOCK - CONTINUED

Italy - Continued
 Fiat SpA (AUTO) . . . . . . . . . . . . .        21,350        $    549
 Fiat SpA - RNC (AUTO) . . . . . . . . . .         3,720              55
 Istituto Bancario San Paolo di Torino
  (BANK) . . . . . . . . . . . . . . . . .        62,154             845
 Istituto Nazionale delle Assicurazioni
  (INSU) . . . . . . . . . . . . . . . . .       187,600             497
 Italcementi SpA (CONS)  . . . . . . . . .        10,500             127
 Italgas SpA (UTIG)  . . . . . . . . . . .        40,300             153
 La Rinascente SpA (CONS). . . . . . . . .        10,500              67
 Marzotto & Figli SpA (APPA) . . . . . . .         7,500              54
 Mediaset SpA (MEDI) . . . . . . . . . . .        56,200             874
 Mediobanca SpA (FUND) . . . . . . . . . .        20,000             204
 Mondadori (Arnoldo) Editore SpA (MEDP)  .         8,400             266
 Montedison SpA (CHEM) . . . . . . . . . .       114,540             187
 Olivetti SpA (COMM) . . . . . . . . . . .       198,400             575
 Parmalat Finanziaria SpA (FOOD) . . . . .        77,600              99
 Pirelli SpA (DIOP)  . . . . . . . . . . .        81,100             223
 Riunione Adriatica di Sicorta SpA (INSU)         18,650             187
 Riunione Adriatica di Sicorta SpA - RNC
  (INSU) . . . . . . . . . . . . . . . . .        11,600              93
 Sirti SpA (TELE)  . . . . . . . . . . . .        11,100              40
 Societa Assicuratrice Industriale (INSU)          8,600              96
 Telecom Italia Mobile SpA (TELS)  . . . .       280,100           3,129
 Telecom Italia Mobile SpA - RNC (TELS)  .        68,200             325
 Telecom Italia SpA * (TELS) . . . . . . .       171,500           2,419
 Telecom Italia SpA - RNC (TELS) . . . . .        47,300             288
 Unione Immobiliare SpA * (REAL) . . . . .       264,910             123
                                                                --------
                                                                  17,241
Japan - 30.9%
 77 Bank, Ltd. (BANK)  . . . . . . . . . .        18,000             189
 Acom Co., Ltd. (LEND) . . . . . . . . . .         4,200             411
 Advantest (ETRN)  . . . . . . . . . . . .         2,900             766
 Ajinomoto Co., Inc. (FOOD)  . . . . . . .        20,000             208
 Alps Electric Co. (ETRN)  . . . . . . . .         7,000             107
 Amada Co., Ltd (MACH) . . . . . . . . . .        13,000              71
 Aoyama Trading Co. (RETS) . . . . . . . .         2,600              56
 Arabian Oil Co., Ltd. (OILS)  . . . . . .         4,200              72
 Asahi Bank, Ltd. (BANK) . . . . . . . . .        66,000             407
 Asahi Breweries, Ltd. (FOOD)  . . . . . .        13,000             142
 Asahi Chemical Industry Co., Ltd. (CHEM)         42,000             216
 Asahi Glass Co., Ltd. (APPL)  . . . . . .        39,000             302
 Bank of Tokyo-Mitsubishi (BANK) . . . . .       127,000           1,770
 Bank of Yokohama, Ltd. (BANK) . . . . . .        10,000              46
 Benesse Corp. (COMM). . . . . . . . . . .         1,300             313
 Bridgestone Corp. (PART)  . . . . . . . .        21,000             462
 Canon, Inc. (COMM)  . . . . . . . . . . .        25,000             993
 Casio Computer Co. (ETRN) . . . . . . . .         9,000              75
 Chiyoda Corp. * (ENGI)  . . . . . . . . .        16,000              23
 Citizen Watch Co., Ltd. (RETS). . . . . .        10,000              64
 Cosmo Oil Co., Ltd. (OILX)  . . . . . . .        33,000              49
 Credit Saison Co., Ltd. (FINL)  . . . . .         5,600              98
 CSK Corp. (SOFT)  . . . . . . . . . . . .         3,200             520
 Dai Nippon Printng Co., Ltd. (COMM) . . .        19,000             303
 Daicel Chemical Industries, Ltd. (CHEM) .        16,000              45
 Daiichi Pharmaceutical Co., Ltd. (HEAL) .        10,000             130
 Daikin Industries, Ltd. (CONS)  . . . . .        10,000             136
 Dainippon Ink & Chemicals, Inc. (CHEM)  .        28,000              83
 Dainippon Screen Manufacturing Co., Ltd.
  (ELEQ) . . . . . . . . . . . . . . . . .         9,000              54
 Daito Trust Construction Co., Ltd. (REAL)         2,200              25
 Daiwa House Industry Co., Ltd. (HOUS) . .        17,000             126
 Daiwa Securities Co., Ltd. (FUND) . . . .        37,000             579
 Denso Corp. (ETRN)  . . . . . . . . . . .        24,000             573
 East Japan Railway Co. (TRAN) . . . . . .           107             577
 Ebara Corp. (MACH)  . . . . . . . . . . .         9,000             100
 Eisai Co. Ltd. (HEAL) . . . . . . . . . .        10,000             192
 Fanuc, Ltd. (ELEQ)  . . . . . . . . . . .         6,800             866
 Fuji Bank, Ltd. (BANK)  . . . . . . . . .        95,000             923
 Fuji Photo Film (LEIS)  . . . . . . . . .        14,000             511
 Fuji Soft ABC, Inc. (SOFT)  . . . . . . .         1,000              78
 Fujikura (ELEQ) . . . . . . . . . . . . .        11,000              44
 Fujitsu, Ltd. (ELEQ)  . . . . . . . . . .        51,000           2,326
 Furukawa Electric Co. (TELE)  . . . . . .        10,000             152
 Hankyu Corp. (TRAN) . . . . . . . . . . .        23,000              82
 Hirose Electric Co., Ltd. (ETRN)  . . . .         1,500             336
 Hitachi Zosen Corp. (CONS)  . . . . . . .        52,000              39
 Hitachi, Ltd. (ETRN)  . . . . . . . . . .        88,000           1,413
 Honda Motor Co. (AUTO)  . . . . . . . . .        26,000             967
 Hoya Corp. (ETRN) . . . . . . . . . . . .         4,000             315
 Industrial Bank of Japan (BANK) . . . . .        65,000             627
 Isetan Co., Ltd. (RETS) . . . . . . . . .        14,000             103
 Ito-Yokado Co., Ltd. (RETS) . . . . . . .        12,000           1,304
 Itochu Corp. (DIOP) . . . . . . . . . . .        48,000             239
 Japan Airlines Co., Ltd. (TRAN) . . . . .        63,000             187
 Japan Energy Corp. (OILX) . . . . . . . .        86,000              78
 Japan Tobacco, Inc. (FOOD)  . . . . . . .            38             291
 Joyo Bank, Ltd. (BANK)  . . . . . . . . .        29,000             133
 JUSCO Co., Ltd. * (RETS)  . . . . . . . .        11,000             192
 Kajima Corp. (CONS) . . . . . . . . . . .        35,000             104
 Kaneka Corp. (CHEM) . . . . . . . . . . .        14,000             179
 Kansai Electric Power Co., Inc. (UTIE)  .        20,100             350
 KAO Corp. (HNBA)  . . . . . . . . . . . .        16,000             457
 Kawasaki Heavy Industry, Ltd. (DIOP)  . .        46,000              61
 Kawasaki Steel Corp. (STEE) . . . . . . .       100,000             179
 Keihin Electric Express Railway Co., Ltd.
  (TRAN) . . . . . . . . . . . . . . . . .        35,000             120
 Kinden Corp. (ENGI) . . . . . . . . . . .        12,000              92
 Kinki Nippon Railway (TRAN) . . . . . . .        35,000             140
 Kirin Brewery Co. (FOOD)  . . . . . . . .        31,000             326
 Kokuyo Co. (COMM) . . . . . . . . . . . .         6,000              80
 Komatsu, Ltd. (MACH)  . . . . . . . . . .        30,000             138
 Komori Corp. (MACH) . . . . . . . . . . .         4,000              76

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO

                                                                 Market
              Name of Issuer                    Shares           Value
                                                                (000's)
COMMON STOCK - CONTINUED

Japan - Continued
 Konami Co., Ltd. (COMP) . . . . . . . . .         1,300        $    232
 Konica Corp. (LEIS) . . . . . . . . . . .        17,000              63
 Kubota Corp. (MACH) . . . . . . . . . . .        48,000             184
 Kuraray Co., Ltd. (APPA)  . . . . . . . .        10,000             101
 Kurita Water Industries, Ltd. (POLL)  . .         5,000              79
 Kyocera Corp. (ETRN)  . . . . . . . . . .         5,600           1,452
 Makita Corp. (CNSU) . . . . . . . . . . .         8,000              72
 Marubeni Corp. (DIOP)   . . . . . . . . .        55,000             231
 Marui Co., Ltd. (RETS)  . . . . . . . . .        13,000             194
 Matsushita Electric Industrial Co. (ETRN)        53,000           1,468
 Minebea Co., Ltd. (CHEM)  . . . . . . . .        13,000             223
 Mitsubishi Chemical Corp. (CHEM)  . . . .        61,000             215
 Mitsubishi Corp. (DIOP) . . . . . . . . .        44,000             340
 Mitsubishi Electric Corp. (ETRN)  . . . .        65,000             420
 Mitsubishi Estate Co., Ltd. (REAL)  . . .        37,000             361
 Mitsubishi Heavy Industries, Ltd. (MACH)         90,000             300
 Mitsubishi Logistcs Corp. (TRAN)  . . . .         7,000              45
 Mitsubishi Materials Corp. (PMET) . . . .        39,000              95
 Mitsubishi Rayon Co., Ltd. (APPA) . . . .        27,000              66
 Mitsubishi Trust & Banking Corp. (BANK) .        37,000             326
 Mitsui & Co., Ltd. (DIOP) . . . . . . . .        46,000             322
 Mitsui Engineering & Shipbuilding Co.,
  Ltd. * (CONS)  . . . . . . . . . . . . .        48,000              33
 Mitsui Fudosan (REAL) . . . . . . . . . .        24,000             163
 Mitsui Marine & Fire Insurance Co., Ltd.
  (INSU) . . . . . . . . . . . . . . . . .        25,000             148
 Mitsui Mining & Smelting Co., Ltd. (META)        17,000              80
 Mitsui Trust & Banking Co., Ltd. (BANK) .        27,000              61
 Mitsukoshi, Ltd. (RETS) . . . . . . . . .        14,000              49
 Mori Seiki Co., Ltd. (MACH) . . . . . . .         5,000              67
 Murata Manufacturing Co., Ltd. (ETRN) . .         7,000           1,644
 Mycal Corp. (RETS)  . . . . . . . . . . .        20,000              87
 NAMCO, Ltd. (LEIS)  . . . . . . . . . . .         3,800             246
 NEC Corp. (COMP)  . . . . . . . . . . . .        43,000           1,025
 NGK Insulators (PART) . . . . . . . . . .        13,000              97
 NGK Spark Plug Co. (PART) . . . . . . . .        11,000             101
 Nichiei Co., Ltd. (LEND)  . . . . . . . .         1,500              33
 Nidec Corp. (MACH)  . . . . . . . . . . .         1,000             289
 Nikon Corp. (LEIS)  . . . . . . . . . . .        11,000             323
 Nintendo Corp., Ltd. (LEIS) . . . . . . .         3,800             632
 Nippon Comsys Corp. (ENGI)  . . . . . . .         6,000             124
 Nippon Express Co., Ltd. (TRAN) . . . . .        31,000             171
 Nippon Mitsubishi Oil Co., Ltd. (OILX)  .        59,000             260
 Nippon Paper Industries Co. (PAPR)  . . .        25,000             138
 Nippon Steel Co. (STEE) . . . . . . . . .       188,000             440
 Nippon Telegraph & Telephone Corp. (UTIT)           346           5,926
 Nippon Yusen Kabushiki Kaisha (TRAN)  . .        54,000             221
 Nissan Motor Acceptance Corp. (FINL)  . .        64,000             252
 Nitto Denko Corp. (ETRN)  . . . . . . . .         7,000             350
 Nomura Securities Co., Ltd. (FUND)  . . .        50,000             903
 NSK, Ltd. (META)  . . . . . . . . . . . .        20,000             137
 NTN Corp. (METP)  . . . . . . . . . . . .        23,000              68
 Obayashi Corp. (CONS) . . . . . . . . . .        22,000             104
 Oji Paper Co. (PAPR)  . . . . . . . . . .        27,000             163
 Okuma Corp. (MACH)  . . . . . . . . . . .        11,000              34
 Olympus Optical Co. (LEIS)  . . . . . . .        11,000             156
 Omron Corp. (ETRN)  . . . . . . . . . . .         8,000             184
 Onward Kashiyama Co., Ltd. (APPA) . . . .         9,000             123
 Oriental Land Co., Ltd. (LEIS)  . . . . .         1,000              86
 Orix Corp. (FINL) . . . . . . . . . . . .         2,000             451
 Osaka Gas Co. (UTIG)  . . . . . . . . . .        81,000             195
 Pioneer Corp. (ETRN)  . . . . . . . . . .         6,000             159
 Promise Co., Ltd. (LEND)  . . . . . . . .         2,600             132
 RENOWN, Inc. * (APPA) . . . . . . . . . .        23,000              56
 Rohm Co., Ltd. (ETRN) . . . . . . . . . .         3,000           1,233
 Sakura Bank, Ltd. (BANK)  . . . . . . . .       116,000             672
 Sankyo Co., Ltd. (HEAL) . . . . . . . . .        13,000             267
 Sanrio Co., Ltd. * (CNSU) . . . . . . . .         3,000             111
 Sanyo Electric Co. (ETRN) . . . . . . . .        56,000             227
 Secom Co. (ETRN)  . . . . . . . . . . . .         8,000             881
 Sega Enterprises (CNSU) . . . . . . . . .         4,300             137
 Sekisui Chemical Co. (CHEM) . . . . . . .        20,000              89
 Sekisui House, Ltd. (CONS)  . . . . . . .        25,000             221
 Sharp Corp. (ETRN)  . . . . . . . . . . .        31,000             793
 Shimamura Co., Ltd. (RETS)  . . . . . . .         1,000             159
 SHIMANO, Inc. (LEIS)  . . . . . . . . . .         5,000              88
 Shimizu Corp. (CONS)  . . . . . . . . . .        29,000              96
 Shin-Etsu Chemical Co. (CHEM) . . . . . .         9,000             388
 Shionogi & Co., Ltd. (HEAL) . . . . . . .        14,000             170
 Shiseido Co., Ltd. (CHEM) . . . . . . . .        14,000             204
 Shizuoka Bank, Ltd. (BANK)  . . . . . . .        19,000             195
 Showa Shell Sekiyu K.K. (OILX)  . . . . .        21,000              93
 SMC Corp. (MACH)  . . . . . . . . . . . .         2,000             443
 Softbank Corp. * (SOFT) . . . . . . . . .         3,000           2,872
 Sony Corp. (ETRN) . . . . . . . . . . . .        11,000           3,262
 Sumitomo Bank (BANK)  . . . . . . . . . .        86,000           1,178
 Sumitomo Chemical Co. (CHEM)  . . . . . .        48,000             226
 Sumitomo Corp. (DIOP) . . . . . . . . . .        32,000             310
 Sumitomo Electric Industries (TELE) . . .        19,000             220
 Sumitomo Heavy Industry (MACH)  . . . . .        31,000              85
 Sumitomo Marine & Fire Insurance Co., Ltd.
  (INSU) . . . . . . . . . . . . . . . . .        24,000             148
 Sumitomo Metal Industries (STEE)  . . . .       102,000              77
 Sumitomo Metal Mining Co. (PMET)  . . . .        17,000              38
 Taisho Pharmaceutical Co., Ltd. (HEAL)  .        10,000             294
 Taiyo Yuden Co., Ltd. (ELEQ)  . . . . . .         4,000             237
 Takashimaya Co. (RETS)  . . . . . . . . .        12,000              83
 Takeda Chemical Industries (HEAL) . . . .        24,000           1,186
 Takefuji Corp. (LEND) . . . . . . . . . .         3,000             376
 Teijin, Ltd. (APPA) . . . . . . . . . . .        30,000             111
 Teikoku Oil Co., Ltd. (OILX)  . . . . . .        19,000              58
 Terumo Corp. (HEAL) . . . . . . . . . . .         4,000             107
 The Daiwa Bank, Ltd. (BANK) . . . . . . .        39,000             115

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO

                                                                 Market
              Name of Issuer                    Shares           Value
                                                                (000's)
COMMON STOCK - CONTINUED

Japan - Continued
 Tobu Railway Co., Ltd. (TRAN) . . . . . .        36,000        $    106
 Toho Co., Ltd. (MEDI) . . . . . . . . . .         1,200             175
 Tohoku Electric Power (UTIE)  . . . . . .        13,000             193
 Tokai Bank Ltd. (BANK)  . . . . . . . . .        53,000             334
 Tokio Marine & Fire Insurance Co. (INSU)         42,000             491
 Tokyo Broadcasting (MEDI) . . . . . . . .         7,000             237
 Tokyo Dome Corp. (LEIS) . . . . . . . . .         7,000              34
 Tokyo Electric Power (UTIE) . . . . . . .        35,700             957
 Tokyo Electron, Ltd. (ETRN) . . . . . . .         5,000             685
 Tokyo Gas Co. (OILX)  . . . . . . . . . .        86,000             210
 Tokyu Corp. (TRAN)  . . . . . . . . . . .        26,000              63
 Toppan Printing Co. (CNSU)  . . . . . . .        20,000             200
 Toray Industries, Inc. (APPA) . . . . . .        33,000             128
 Toshiba Corp. (ETRN)  . . . . . . . . . .        78,000             595
 Tostem Corp. (CONS) . . . . . . . . . . .         8,000             144
 Toto, Ltd. (APPL) . . . . . . . . . . . .        13,000              79
 Toyo Seikan Kaisha, Ltd. (CONT) . . . . .         8,000             116
 Toyota Motor Corp. (AUTO) . . . . . . . .       102,000           4,942
 Trans Cosmos, Inc. (SOFT) . . . . . . . .           700             299
 Uni-Charm Corp. (PAPR)  . . . . . . . . .         3,000             173
 UNY Co., Ltd. (RETS)  . . . . . . . . . .        11,000             108
 Wacoal Corp. (APPA) . . . . . . . . . . .        11,000              97
 Yamaha Corp. (LEIS) . . . . . . . . . . .         6,000              39
 Yamanouchi Pharmaceutical Co., Ltd. (HEAL)       10,000             349
 Yamato Transport Co., Ltd. (TRAN) . . . .        14,000             543
 Yokogawa Electric (ETRN)  . . . . . . . .        11,000              78
                                                                --------
                                                                  75,316
Mexico - 1.1%
 Alfa, SA * (DIOP) . . . . . . . . . . . .        16,000              75
 Apasco SA de CV (CONS)  . . . . . . . . .         6,000              37
 Cemex SA de CV - CPO * (CONS) . . . . . .        34,000             190
 Cifra SA de CV - Ser. C (RETS)  . . . . .        25,000              48
 Cifra SA de CV - Ser. V (RETS)  . . . . .        96,000             192
 Desc SA de CV - Ser. B (DIOP) . . . . . .        39,000              32
 Fomento Economico Mexicano SA de C.V.
  (FOOD) . . . . . . . . . . . . . . . . .        20,000              89
 Grupo Carso SA de CV - Ser. A1 (DIOP) . .        24,000             120
 Grupo Financiero Banamex Accival SA de CV
  (Banacci) (FINL) . . . . . . . . . . . .        35,000             140
 Grupo Financiero Bancomer SA de CV - Cl. O
  (FINL) . . . . . . . . . . . . . . . . .       157,000              66
 Grupo Mexico SA - Ser. B (META) . . . . .        18,000              89
 Grupo Modelo SA de CV - C Shares (FOOD) .        62,000             170
 Grupo SA de CV - Ser. A (FOOD)  . . . . .        24,000              54
 Grupo Televisa SA * (MEDI)  . . . . . . .         6,000             203
 Industrias Penoles SA * (META)  . . . . .        20,000              58
 Kimberly-Clark de Mexico SA de CV (PAPR)         47,000             183
 Telephonos de Mexico SA - Ser. L (UTIT) .       163,000             912
                                                                --------
                                                                   2,658
Netherlands - 2.7%
 ABN Amro Holding NV (BANK)  . . . . . . .        18,400             460
 Aegon NV (INSU) . . . . . . . . . . . . .         6,100             589
 Akzo Nobel NV (CHEM)  . . . . . . . . . .         3,850             193
 ASM Lithography Holding NV (ETRN) . . . .           800              89
 Elsevier NV (MEDP)  . . . . . . . . . . .        10,500             125
 Heineken NV (FOOD)  . . . . . . . . . . .         4,375             213
 ING Groep NV (BANK) . . . . . . . . . . .         9,800             592
 Koninklijke (Royal) Philips Electronics NV
  (ETRN) . . . . . . . . . . . . . . . . .         3,932             535
 Koninklijke Ahold NV (RETF) . . . . . . .         7,000             207
 KPN NV (UTIT) . . . . . . . . . . . . . .         6,556             640
 Royal Dutch Petroleum Co. (OILS)  . . . .        22,650           1,388
 STMicroelectronics * (ETRN) . . . . . . .         5,474             843
 TNT Post Group NV (TRAN)  . . . . . . . .         5,610             161
 Unilever NV - CVA (CNSU)  . . . . . . . .         5,819             322
 Wolters Kluwer NV - CVA (MEDP)  . . . . .         4,400             149
                                                                --------
                                                                   6,506
New Zealand - 0.3%
 Brierley Investments, Ltd. (LEIS) . . . .       295,300              62
 Carter Holt Harvey, Ltd. (PAPR) . . . . .        88,200             115
 Telecom Corp. of New Zealand, Ltd. (TELS)        98,600             464
                                                                --------
                                                                     641
Norway - 0.6%
 ASK Proxima ASA * (COMP)  . . . . . . . .         3,520              25
 Den Norske Bank ASA (BANK)  . . . . . . .        28,960             119
 Kvaerner ASA - B Shares (CONS)  . . . . .         1,900              33
 Kvaerner plc (CONS) . . . . . . . . . . .         3,140              66
 Leif Hoegh & Co. ASA (TRAN) . . . . . . .         8,340              99
 Merkantildata ASA (SOFT)  . . . . . . . .         4,300              52
 NCL Holdings ASA * (LEIS) . . . . . . . .        13,800              60
 Norsk Hydro ASA (DIOP)  . . . . . . . . .         9,340             392
 Norske Skogsindustrier ASA - Cl. A (PAPR)         2,500             131
 Orkla ASA (DIOP)  . . . . . . . . . . . .         7,920             137
 Petroleum Geo-Services ASA (OILE) . . . .         6,240             111
 Smedvig ASA - A Shares (OILS) . . . . . .         4,800              60
 Smedvig ASA - B Shares (OILS) . . . . . .         5,200              55
 Storebrand ASA (INSU) . . . . . . . . . .        13,040              99
 Tomra Systems ASA (COMM)  . . . . . . . .         1,600              27
                                                                --------
                                                                   1,466
Peru - 0.1%
 Credicorp, Ltd. (BANK)  . . . . . . . . .         3,600              43
 Telefonica del Peru S.A.A. - Cl. B (UTIT)        91,700             119
                                                                --------
                                                                     162

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO

                                                                 Market
              Name of Issuer                    Shares           Value
                                                                (000's)
COMMON STOCK - CONTINUED
Philippines - 0.1%
 Ayala Land, Inc. (READ) . . . . . . . . .       182,300        $     48
 Metropolitan Bank & Trust Co. (BANK)  . .        13,090              94
 Petron Corp. (OILS) . . . . . . . . . . .       468,400              37
 Philippine Long Distance Telephone Co.
  (UTIT) . . . . . . . . . . . . . . . . .         3,200              81
 SM Prime Holdings, Inc. (READ)  . . . . .       545,000             103
                                                                --------
                                                                     363
Portugal - 0.5%
 Banco Comercial Portgues SA (BANK)  . . .        33,000             183
 Banco Espirito Santo SA (BANK)  . . . . .         1,100              31
 BPI-SGPS, SA - Registered Shares (FUND) .        32,490             139
 Brisa-Auto Estradas de Portugal SA (CONS)         8,375              64
 EDP-Electricidade de Portugal SA (UTIE) .         9,000             157
 Estabelecimentos Jeronimo Martins &
  Filho, Sociedade Gestora de Participacoes
  Sociais SA (RETF)  . . . . . . . . . . .         3,600              92
 Portugal Telecom, SA (TELS) . . . . . . .        36,700             403
 Sonae Investimento-Sociedade Gestora de
  Participacoes Sociais SA (RETS)  . . . .         1,200              63
                                                                --------
                                                                   1,132
Singapore - 0.3%
 City Developments, Ltd. (READ)  . . . . .        41,000             240
 Cycle & Carriage, Ltd. (AUTO) . . . . . .         4,000              12
 DBS Group Holdings, Ltd. (BANK) . . . . .         9,000             148
 First Capital Corp., Ltd. (READ)  . . . .        31,000              41
 Hotel Properties, Ltd. (REAL) . . . . . .        50,000              45
 Singapore Telecommunications, Ltd. (TELS)       114,000             235
 United Overseas Bank, Ltd. (BANK) . . . .         8,448              75
                                                                --------
                                                                     796
South Africa - 1.1%
 ABSA Group, Ltd. (BANK) . . . . . . . . .        24,600             110
 Anglo American Platinum Corp., Ltd. (PMET)        5,400             164
 Barlow, Ltd. (DIOP) . . . . . . . . . . .        11,700              84
 De Beers Centenary AG (UTIE)  . . . . . .         9,100             265
 Dimension Data Holdings, Ltd. (COMP)  . .        16,983             106
 FirstRand, Ltd. (FINL)  . . . . . . . . .       164,400             235
 Foschini, Ltd. * (RETS) . . . . . . . . .        37,100             102
 Impala Platinum Holdings, Ltd. (META) . .         2,600             105
 Imperial Holdings, Ltd. (DIOP)  . . . . .         9,711             106
 Investec Group, Ltd. (FUND) . . . . . . .         2,300             102
 JD Group, Ltd. (APPL) . . . . . . . . . .         6,400              55
 Liberty Life Association of Africa, Ltd.
  (INSU) . . . . . . . . . . . . . . . . .        12,400             143
 M-Cell, Ltd. (TELS) . . . . . . . . . . .        40,200             155
 Metropolitan Life, Ltd. (INSU)  . . . . .        30,200              53
 Nampak, Ltd. (CONT) . . . . . . . . . . .        25,500              77
 Nedcor, Ltd. (BANK) . . . . . . . . . . .         6,600             147
 Pepkor, Ltd. * (RETS) . . . . . . . . . .         9,700              46
 Rembrandt Group, Ltd. (DIOP)  . . . . . .        15,300             146
 Sappi, Ltd. (READ)  . . . . . . . . . . .        10,900             108
 Sasol, Ltd. (OILX)  . . . . . . . . . . .        12,800             108
 South African Breweries plc (FOOD)  . . .        19,300             196
                                                                --------
                                                                   2,613
South Korea - 1.3%
 Cheil Jedang Corp. (FOOD) . . . . . . . .         1,780             205
 Hankook Tire Co., Ltd. (PART) . . . . . .        18,030              51
 Housing & Commercial Bank, Korea (BANK) .         1,520              48
 Hyundai Motor Co., Ltd. (AUTO)  . . . . .         7,570             120
 Kookmin Bank (BANK) . . . . . . . . . . .         8,310             130
 Korea Electric Power Corp. (UTIE) . . . .        14,790             458
 L.G. Chemicals, Ltd. (CHEM) . . . . . . .         4,630             146
 L.G. Securities Co. (FINL)  . . . . . . .         1,800              31
 LG Electronics, Inc. - GDR * (ETRN) . . .         7,980             165
 Pohang Iron & Steel Co., Ltd. (STEE)  . .         1,570             173
 Samsung Corp. (ETRN)  . . . . . . . . . .         6,120              92
 Samsung Display Devices Co. (ETRN)  . . .         2,610             108
 Samsung Electro-Mechanics Co. (ETRN)  . .         2,690             179
 Samsung Electronics (ETRN)  . . . . . . .         3,840             900
 Samsung Fire & Marine Insurance (INSU)  .         1,780              57
 Shinhan Bank (BANK) . . . . . . . . . . .         7,310              79
 SK Corp. (OILS) . . . . . . . . . . . . .         4,651             141
 SK Telecom Co., Ltd. (TELS) . . . . . . .            60             215
                                                                --------
                                                                   3,298
Spain - 3.2%
 Altadis * (FOOD)  . . . . . . . . . . . .         7,714             110
 Autopistas Concesionaria Espanola SA
  (TRAN) . . . . . . . . . . . . . . . . .        13,503             131
 Banco Bilbao Vizcaya SA (BANK)  . . . . .        61,300             873
 Banco Santander Central Hispano SA (BANK)        90,100           1,020
 Corporacion Bancaria de Espana SA (BANK)         15,300             360
 Corporacion Financiera Alba SA (FUND)             6,000             205
 Corporacion Mapfre SA (INSU)  . . . . . .         2,100              35
 Endesa SA (UTIE)  . . . . . . . . . . . .        28,100             558
 Fomento de Construcciones y Contratas SA
  (CONS) . . . . . . . . . . . . . . . . .         4,600              94
 Gas Natural SDG SA - E Shares (UTIG)  . .        13,800             318
 Grupo Dragados SA (CONS)  . . . . . . . .         8,400              74
 Iberdrola SA (UTIE) . . . . . . . . . . .        27,500             381
 Repsol SA (OILX)  . . . . . . . . . . . .        30,000             696
 Sociedad General de Aguas de Barcelona SA
  (FOOD) . . . . . . . . . . . . . . . . .         8,484             124
 Sol Melia SA (LEIS) . . . . . . . . . . .         5,700              65
 Telefonica SA (UTIT)  . . . . . . . . . .        96,145           2,402
 TelePizza, SA * (RETF)  . . . . . . . . .         3,078              13
 Union Electrica Fenosa SA (UTIE)  . . . .        12,200             213

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO

                                                                 Market
              Name of Issuer                    Shares           Value
                                                                (000's)
COMMON STOCK - Continued
Spain - Continued
 Vallehermoso SA (READ)  . . . . . . . . .         8,700        $     61
 Zardoya Otis SA (MACH)  . . . . . . . . .         8,866              87
                                                                --------
                                                                   7,820
Sweden - 1.6%
 Drott AB - B Shares (REAL)  . . . . . . .        10,200             116
 ForeningsSparbanken AB (BANK) . . . . . .         8,700             128
 Hennes & Mauritz AB - B Shares (RETS) . .        13,800             462
 NetCom Systems, Inc. - Cl. B (TELS) . . .         2,032             143
 Sandvik AB - Cl. A (MACH) . . . . . . . .         4,950             155
 Securitas AB - B Shares (COMM)  . . . . .         9,200             167
 Skand Enskilda Banken - Cl. A (BANK)  . .        10,200             103
 Skandia Forsakrings AB (INSU) . . . . . .         9,500             287
 Skanska AB (CONS) . . . . . . . . . . . .         3,100             115
 Svenska Cellulosa AB - Cl. B (PAPR)   . .         4,500             133
 Svenska Handelsbanken, Inc. - A Shares
  (BANK) . . . . . . . . . . . . . . . . .         6,350              80
 Telefonaktiebolaget LM Ericsson - B Shares
  (TELE) . . . . . . . . . . . . . . . . .        28,000           1,800
 Volvo AB (AUTO) . . . . . . . . . . . . .         5,750             149
                                                                --------
                                                                   3,838
Switzerland - 1.5%
 ABB, Ltd. * (ENGI)  . . . . . . . . . . .         4,047             494
 Credit Suisse Group - Reg. (BANK) . . . .         1,970             392
 Nestle SA (FOOD)  . . . . . . . . . . . .           260             476
 Novartis AG (HEAL)  . . . . . . . . . . .           380             558
 Roche Holding AG (HEAL) . . . . . . . . .            55             697
 Schweizerische
  Rueckversicherungs-Gesellschaft (INSU) .           110             226
 Swisscom AG - Reg. (UTIT) . . . . . . . .           340             137
 UBS AG - Reg. (BANK)  . . . . . . . . . .         1,613             436
 Zurich Allied AG (INSU) . . . . . . . . .           340             194
                                                                --------
                                                                   3,610
Thailand - 0.3%
 ABN Amro Asia Securities Public Co., Ltd.
  (FINL) . . . . . . . . . . . . . . . . .        23,000              42
 Advance Agro Public Co., Ltd. * (PAPR)  .        69,000              35
 Bangkok Insurance Public Co., Ltd. (INSU)        12,200              40
 Electricity Generating Public, Co., Ltd.
  - Foreign R Shares (UTIE)  . . . . . . .        42,200              52
 Italian-Thai Development Public Co., Ltd.
  (CONS) . . . . . . . . . . . . . . . . .        37,400              57
 National Petrochemical Public Co., Ltd.
  (CHEM) . . . . . . . . . . . . . . . . .        42,100              46
 PTT Exploration and Production Public Co.,
  Ltd. (OILX)  . . . . . . . . . . . . . .        11,100              68
 Saha-Union Public Co., Ltd. (APPA)  . . .       102,700              34
 Sermsuk Public Co., Ltd. (FOOD) . . . . .         7,300              26
 Siam Cement Public Co., Ltd. (CONS)   . .         4,000             133
 TelecomAsia Corp. Public Co., Ltd. *
  (UTIT) . . . . . . . . . . . . . . . . .       113,200             147
 Thai Reinsurance Public Co., Ltd. (INSU)         36,200              37
                                                                --------
                                                                     717
Turkey - 0.5%
 Arcelik AS (APPL) . . . . . . . . . . . .     2,184,000             143
 Kartonsan Karton Sanayi Ve Ticaret AS
  (PAPR) . . . . . . . . . . . . . . . . .     1,083,000              68
 Migros Turk T.A.S. (RETF) . . . . . . . .       129,000              83
 Turkiye Garanti Bankasi AS (BANK) . . . .    12,113,000             183
 Turkiye Is Bankasi (Isbank) - Cl. C (BANK)    8,996,000             431
 Yapi ve Kredi Bankasi AS (BANK) . . . . .     9,130,000             282
                                                                --------
                                                                   1,190
United Kingdom - 7.3%
 Abbey National First Capital BV (BANK)  .        16,000             256
 Allied Zurich * (INSU)  . . . . . . . . .        18,600             219
 AstraZeneca Group plc (HEAL)  . . . . . .        21,139             878
 Barclays Bank (BANK)  . . . . . . . . . .        15,300             440
 Bass plc (FOOD) . . . . . . . . . . . . .        11,100             140
 BG Group plc (UTIG) . . . . . . . . . . .        37,866             244
 BOC Group plc (CHEM)  . . . . . . . . . .         7,000             151
 Boots Co. plc (RETD)  . . . . . . . . . .        10,700             105
 BP Amoco plc (OILE) . . . . . . . . . . .       231,900           2,341
 British Aerospace plc (AERO)  . . . . . .        32,263             212
 British Airways plc (TRAN)  . . . . . . .        18,800             123
 British American Tobacco plc * (FOOD) . .        18,600             105
 British Land Co. plc (REAL) . . . . . . .         7,200              48
 British Sky Broadcast plc (MEDI)  . . . .        19,900             321
 British Telecommunications plc (TELS) . .        60,500           1,466
 BTR Siebe plc (DIOP)  . . . . . . . . . .        23,385             124
 Burmah Castrol plc (OILS) . . . . . . . .         7,250             128
 Cadbury Schweppes plc (FOOD)  . . . . . .        26,600             160
 Carlton Communications plc (MEDI) . . . .        16,300             159
 Centrica plc * (UTIG)   . . . . . . . . .        58,900             171
 CGU plc (INSU)  . . . . . . . . . . . . .         9,300             150
 Diageo plc (FOOD) . . . . . . . . . . . .        35,700             285
 EMI Group plc (LEIS)  . . . . . . . . . .        12,400             122
 GKN plc (PART)  . . . . . . . . . . . . .         9,200             151
 Glaxo Wellcome plc - ADR (HEAL) . . . . .        32,110             910
 Granada Group plc (DIOP)  . . . . . . . .        23,400             236
 Great Universital Stores plc (RETS) . . .        11,800              69
 Halifax Group plc (LEND)  . . . . . . . .        14,100             154
 HSBC Holdings plc (BANK)  . . . . . . . .        68,800             953
 HSBC Holdings plc (BANK)  . . . . . . . .        24,900             349
 Imperial Chemical Industries plc (CHEM) .         1,700              18
 J Sainsbury plc (RETF)  . . . . . . . . .        24,100             136
 Kingfisher plc (RETS) . . . . . . . . . .        15,900             176
 Ladbroke Group plc (LEIS) . . . . . . . .        20,700              67
 Land Securities plc (REAL)  . . . . . . .         8,400              94
 Legal & General Group plc (INSU)  . . . .        62,800             171
 Lloyds TSB Group plc (BANK) . . . . . . .        51,200             636
 Marconi plc (TELE)  . . . . . . . . . . .        28,600             504
 Marks & Spencer plc (RETS)  . . . . . . .        19,900              95
 National Grid Group plc (UTIE)  . . . . .        22,500             171
 National Power plc (UTIE) . . . . . . . .        16,500              95

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO

                                                                 Market
              Name of Issuer                    Shares           Value
                                                                (000's)
COMMON STOCK - CONTINUED
United Kingdom - Continued
 Pearson plc (MEDP)  . . . . . . . . . . .         8,100        $    264
 Peninsular & Oriental Steam Navigation
  Co. (TRAN) . . . . . . . . . . . . . . .        10,300             171
 Prudential Corp. (INSU)   . . . . . . . .        20,900             408
 Railtrack Group plc (TRAN)  . . . . . . .         6,700             113
 Rank Group plc (DIOP) . . . . . . . . . .        16,000              52
 Reed International plc (MEDP) . . . . . .        15,400             116
 Reuters Group plc (BUSI)  . . . . . . . .        15,900             221
 Rio Tinto plc - Reg. (DIOP) . . . . . . .        11,900             286
 Royal Bank of Scotland Group (BANK) . . .        11,500             204
 Schroders (BANK)  . . . . . . . . . . . .         4,050              82
 Scottish Power plc (UTIE) . . . . . . . .        17,100             130
 SmithKline Beecham plc (HEAL) . . . . . .        51,500             653
 Tesco plc (RETF)  . . . . . . . . . . . .        67,200             204
 Unilever plc (CNSU) . . . . . . . . . . .        26,703             196
 United Utilities plc (AGRI) . . . . . . .        10,400             107
 Vodafone Airtouch plc (TELS)  . . . . . .       254,500           1,269
                                                                --------
                                                                  17,809
                                                                --------
                        TOTAL COMMON STOCK-         93.7%        228,585
                                                                --------

PREFERRED STOCK
Australia - 0.1%
 News Corp., Ltd. (MEDI) . . . . . . . . .        34,800             298
Brazil - 0.8%
 Aracruz Celulose SA - Cl. B (PAPR)  . . .        38,000              92
 Banco Bradesco SA (BANK)  . . . . . . . .    15,494,000             121
 Banco Itau SA (BANK)  . . . . . . . . . .     1,240,000             106
 Centrais Electricas Brasileires SA - Cl.
  B (UTIE) . . . . . . . . . . . . . . . .     3,137,000              75
 Companhia Cervejaria Brahma (FOOD)  . . .       101,000              74
 Companhia Energetica de Minas Gerais -
  CEMIG (UTIE) . . . . . . . . . . . . . .     3,565,000              80
 Companhia Vale do Rio Doce - Cl. A *
  (META) . . . . . . . . . . . . . . . . .         8,000             221
 Embratel Participacoes SA (UTIT)  . . . .     6,417,000             165
 Petroleo Brasileiro SA - Petrobras (OILS)     1,471,000             375
 Tele Centro Sul Participacoes SA (UTIT)       6,634,000             121
 Tele Norte Leste Participacoes SA (UTIT)      5,909,000             159
 Telesp Celular Participacoes SA * (TELS)      6,756,000             120
 Telesp Participacoes SA * (UTIT)  . . . .     5,862,000             142
                                                                --------
                                                                   1,851
Germany - 0.5%
 Dyckerhoff AG (CONS)  . . . . . . . . . .         2,600              80
 RWE AG (OILX) . . . . . . . . . . . . . .         5,470             169
 SAP AG - Vorzug (SOFT)  . . . . . . . . .         1,490             897
 Volkswagen AG (AUTO)  . . . . . . . . . .         3,800             122
                                                                --------
                                                                   1,268
                                                                --------
                     TOTAL PREFERRED STOCK-          1.4%          3,417
                                                 Par             Market
              Name of Issuer                    Value            Value
                                               (000's)          (000's)
PUBLICLY-TRADED BONDS
United Kingdom - 0.0%
 BG Transco Holdings plc (UTIG)
  4.187% due 12/14/22  . . . . . . . . . .   $         5        $      8
  7.0% due 12/16/24  . . . . . . . . . . .             5               8
  7.057% due 12/14/09  . . . . . . . . . .             5               8
 British Aerospace plc - Bonds (AERO)
  7.45% due 11/29/03 . . . . . . . . . . .             4               6
                                                                --------
               TOTAL PUBLICLY-TRADED BONDS-          0.0%             30
                                                                --------

WARRANTS
France - 0.0%
 AXA-CTF de Valeur Garant (INSU)
  expires 07/31/00 (Cost $17)  . . . . . .           172
Mexico - 0.0%
 Cemex SA de CV (CONS)
  expires 12/13/02 (Cost $1) . . . . . . .         2,000               2
United States - 0.9%
 Morgan Stanley Capital Llc (FINL)
  expires 01/01/80 (Cost $2,241) . . . . .        16,200           2,345
                                                                --------
                            TOTAL WARRANTS-          0.9%          2,347
                                                                --------

RIGHTS - 0.0%
South Korea - 0.0%
 Samsung Fire & Marine Insurance (INSU)              364               1

SHORT-TERM INVESTMENTS
 Investment in joint trading account
  (Note B)
  5.242% due 01/03/00  . . . . . . . . . .         8,414           8,415
 U.S. Treasury Bills
  5.18% due 03/16/00 # . . . . . . . . . .           565             559
                                                                --------
             TOTAL SHORT-TERM INVESTMENTS-           3.7%          8,974
                                             ------------       --------
                         TOTAL INVESTMENTS-         99.7%        243,354
       Cash and Receivables, less payables-          0.3%            663
                                             ------------       --------
                                NET ASSETS-        100.0%       $244,017
                                             ============       ========

* Non-income producing security.
ADR - American Depository Receipt
GDR - Global Depository Receipt
# Securities, or a portion thereof, with an aggregate market value of $537 have been segregated to collateralize financial futures contracts.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO


SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY


                                     Industry           Market       % of
          Industry                 Abbreviation          Value     Long-Term
                                                        (000's)   Investments
Banks.............................     BANK             $29,532      12.6%
Telecommunication Services........     TELS              22,708       9.7%
Electronic Products and
  Services........................     ETRN              20,334       8.7%
Telephone.........................     UTIT              12,197       5.2%
Diversified Operations............     DIOP              12,095       5.2%
Insurance.........................     INSU              12,040       5.2%
Automobile........................     AUTO              10,569       4.5%
Health Care Products..............     HEAL               8,654       3.7%
Food, Beverage and Tobacco........     FOOD               6,394       2.7%
Telecommunication Equipment.......     TELE               6,355       2.7%
Electric Power....................     UTIE               5,764       2.5%
Computer Software and Services....     SOFT               5,763       2.5%
Machinery.........................     MACH               5,678       2.4%
Chemicals.........................     CHEM               5,611       2.4%
Retail - Department Stores........     RETS               5,470       2.3%
Construction......................     CONS               5,377       2.3%
Oil and Natural Gas Exploration
  and Production..................     OILX               5,342       2.3%
Transportation Services...........     TRAN               4,798       2.0%
Financial Services................     FINL               4,206       1.8%
Oil...............................     OILS               4,066       1.7%
Commercial Services...............     COMM               3,643       1.6%
Electrical Equipment..............     ELEQ               3,527       1.5%
Media - TV / Radio................     MEDI               3,283       1.4%
Retail - Food.....................     RETF               3,040       1.3%
Leisure and Recreation............     LEIS               2,924       1.2%
Oil - Equipment and Services......     OILE               2,616       1.1%
Brokerage and Investment
  Management......................     FUND               2,415       1.0%
Cosmetics and Personal Care
  Products........................     HNBA               2,037       0.9%
Paper and Forest Products.........     PAPR               1,601       0.7%
Computer Equipment................     COMP               1,394       0.6%
Auto and Truck Parts..............     PART               1,313       0.6%
Steel.............................     STEE               1,237       0.5%
Real Estate Operations............     REAL               1,201       0.5%
Shoe and Apparel Manufacturing....     APPA               1,187       0.5%
Personal and Commercial Lending...     LEND               1,106       0.5%
Natural Gas Distribution..........     UTIG               1,105       0.5%
Metals and Mining.................     META                1103       0.5%
Consumer - Miscellaneous..........     CNSU               1,037       0.4%
Engineering and Construction......     ENGI               1,007       0.4%
Real Estate Development...........     READ               1,005       0.4%
Media - Publishing................     MEDP                 920       0.4%
Household Appliances /
  Furnishings.....................     APPL                 579       0.2%
Precious Metals/Gems/Stones.......     PMET                 534       0.2%
Containers........................     CONT                 352       0.2%
Real Estate Investment Trust......     REIT                 260       0.1%
Business Services.................     BUSI                 221       0.1%
Aerospace and Defense.............     AERO                 218       0.1%
Metal Product and Fabrication.....     METP                 145       0.1%
Housing...........................     HOUS                 126       0.1%
Agricultural Operations...........     AGRI                 107       0.0%
Retail - Drug Stores..............     RETD                 105       0.0%
Pollution Control.................     POLL                  79       0.0%
                                                       --------    -------
                                                       $234,380     100.0%
                                                       ========    =======

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 1999
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
                                                                  Market
                Name of Issuer                    Shares          Value
                                                                 (000's)
COMMON STOCK

Australia - 4.5%
 Broken Hill Proprietary Co., Ltd. (DIOP)  . .     16,700        $    219
 Cable & Wireless Optus, Ltd. * (TELS) . . . .    105,135             351
 WMC, Ltd. (DIOP)  . . . . . . . . . . . . . .     41,000             226
 Woodside Petroleum, Ltd. (OILX) . . . . . . .     27,300             202
                                                                 --------
                                                                      998
Brazil - 1.4%
 Aracruz Celulose SA - ADR (PAPR)  . . . . . .      5,200             136
 Companhia Vale do Rio Doce - ADR (META) . . .      6,300             176
                                                                 --------
                                                                      312
Canada - 3.4%
 Barrick Gold Corp. (PMET) . . . . . . . . . .     11,100             196
 BCE, Inc. (TELS)  . . . . . . . . . . . . . .      2,100             191
 Canadian National Railway Co. (TRAN)  . . . .      4,600             121
 MANULIFE Financial Corp. (INSU) . . . . . . .     17,200             220
 Noranda, Inc. (META)  . . . . . . . . . . . .      2,400              32
                                                                 --------
                                                                      760
Finland - 1.2%
 Sonera Oyj (TELS) . . . . . . . . . . . . . .      4,100             281

France - 4.3%
 Aventis SA * (HEAL) . . . . . . . . . . . . .      4,623             268
 Canal Plus (MEDI) . . . . . . . . . . . . . .      2,409             351
 Compagnie de St. Gobain (CONS)  . . . . . . .      1,150             216
 EUROTUNNEL (TRAN) . . . . . . . . . . . . . .    113,460             134
                                                                 --------
                                                                      969
Germany - 7.4%
 Allianz AG - Reg. (INSU)  . . . . . . . . . .        220              74
 BASF AG (CHEM)  . . . . . . . . . . . . . . .      4,578             235
 Bayer AG (CHEM) . . . . . . . . . . . . . . .      5,363             254
 Bayerische Vereinsbank AG (BANK)  . . . . . .      2,374             162
 Heidelberger Druckmaschinen AG (MACH) . . . .        648              34
 Muenchener Rueckversicherungs-Gesellschaft
  AG - Reg. (INSU) . . . . . . . . . . . . . .        752             191
 Schering AG (HEAL)  . . . . . . . . . . . . .      1,263             153
 Siemens AG (DIOP) . . . . . . . . . . . . . .      2,101             267
 Thyssen Krupp AG (CONS) . . . . . . . . . . .      2,017              62
 VEBA AG (DIOP)  . . . . . . . . . . . . . . .      2,658             129
 Viag AG (DIOP)  . . . . . . . . . . . . . . .      4,627              85
                                                                 --------
                                                                    1,646
Hong Kong - 0.5%
 Citic Pacific, Ltd. (DIOP)  . . . . . . . . .     29,000             109
 New World China Ltd. * (READ) . . . . . . . .         75
                                                                 --------
                                                                      109
Japan - 19.1%
 Asahi Chemical Industry Co., Ltd. (CHEM)  . .     17,000              87
 Chugai Pharmaceutical Co., Ltd. (HEAL)  . . .     12,000             130
 Daiei, Inc. (RETS)  . . . . . . . . . . . . .      3,000              12
 Daiwa Securities Group, Inc. (FUND) . . . . .     31,000             485
 DDI Corp. (UTIT)  . . . . . . . . . . . . . .         15             206
 East Japan Railway Co. (TRAN) . . . . . . . .         32             173
 Fuji Bank, Ltd. (BANK)  . . . . . . . . . . .     12,000             117
 Fujitsu, Ltd. (ELEQ)  . . . . . . . . . . . .      4,000             182
 Matsushita Electric Industrial Co. (ETRN) . .      9,000             249
 Mitsubishi Estate Co., Ltd. (REAL)  . . . . .     13,000             127
 Mitsui Fudosan Co., Ltd. (REAL) . . . . . . .     10,000              68
 NEC Corp. (COMP)  . . . . . . . . . . . . . .     11,000             262
 Nikko Securities Co., Ltd. (FUND) . . . . . .      4,000              51
 Nippon Telegraph & Telephone Corp. (UTIT) . .         11             188
 Nissan Motor Acceptance Corp. (FINL)  . . . .     13,000              51
 Nomura Securities Co., Ltd. (FUND)  . . . . .      3,000              54
 NTT Mobile Communications Network, Inc.
  (TELS) . . . . . . . . . . . . . . . . . . .          5             192
 Sakura Bank, Ltd. (BANK)  . . . . . . . . . .     29,000             168
 Sharp Corp. (ETRN)  . . . . . . . . . . . . .     17,000             435
 Sony Corp. (ETRN) . . . . . . . . . . . . . .      1,600             475
 Sumitomo Metal Mining Co. (PMET)  . . . . . .     12,000              27
 Teijin, Ltd. (APPA) . . . . . . . . . . . . .     21,000              77
 Toray Industries, Inc. (APPA) . . . . . . . .     19,000              74
 Toshiba Corp. (ETRN)  . . . . . . . . . . . .     26,000             198
 Yamanouchi Pharmaceutical Co., Ltd. (HEAL)  .      5,000             175
                                                                 --------
                                                                    4,263
Netherlands - 1.5%
 STMicroelectronics * (ETRN) . . . . . . . . .      1,075             165
 United Pan - Europe Communications NV *
  (TELS) . . . . . . . . . . . . . . . . . . .      1,320             169
                                                                 --------
                                                                      334
Singapore - 0.6%
 DBS Group Holdings, Ltd. (BANK) . . . . . . .      2,000             131

South Africa - 1.5%
 Anglo American Platinum Corp., Ltd. (PMET)  .      7,100             216
 Impala Platinum Holdings, Ltd. - ADR
  (META) . . . . . . . . . . . . . . . . . . .      2,900             117
                                                                 --------
                                                                      333
South Korea - 0.6%
 Samsung Electronics (ETRN)  . . . . . . . . .        560             131

Switzerland - 3.7%
 Clariant AG - Reg. (CHEM) . . . . . . . . . .        324             154
 Novartis AG - Reg. (HEAL) . . . . . . . . . .        103             151
 Roche Holding AG (HEAL) . . . . . . . . . . .         16             190
 Swisscom AG - Reg. (UTIT) . . . . . . . . . .        478             193
 UBS AG - Reg. (BANK)  . . . . . . . . . . . .        498             135
                                                                 --------
                                                                      823
United Kingdom - 14.9%
 BOC Group plc (CHEM)  . . . . . . . . . . . .     15,129             326
 British Aerospace plc (AERO)  . . . . . . . .      7,763              51
 British Telecommunications plc (TELS) . . . .      7,595             184
 Carlton Communications plc (MEDI) . . . . . .     28,628             279

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 1999
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO

                                                                  Market
                Name of Issuer                    Shares          Value
                                                                 (000's)
COMMON STOCK - CONTINUED

United Kingdom - Continued
 Enterprise Oil plc (OILX) . . . . . . . . . .     10,390        $     70
 Gallaher Group plc (FOOD) . . . . . . . . . .     14,605              61
 LASMO plc (OILX)  . . . . . . . . . . . . . .      9,622              19
 Marconi plc (TELE)  . . . . . . . . . . . . .     13,813             244
 National Grid Group plc (UTIE)  . . . . . . .     22,756             173
 National Power plc (UTIE) . . . . . . . . . .     26,078             150
 Prudential Corp. (INSU) . . . . . . . . . . .     11,697             228
 Railtrack Group plc (TRAN)  . . . . . . . . .      8,371             141
 Reuters Group plc (BUSI)  . . . . . . . . . .     22,147             308
 Rio Tinto plc - Reg. (DIOP) . . . . . . . . .     12,381             297
 Scottish Power plc (UTIE) . . . . . . . . . .     22,504             171
 Shell Transport & Trading Co. plc (OILX)  . .     28,603             238
 SmithKline Beecham plc (HEAL) . . . . . . . .     13,328             169
 Standard Chartered (BANK) . . . . . . . . . .      3,051              49
 The Great Universal Stores plc (RETS) . . . .     29,388             171
                                                                 --------
                                                                    3,329
United States - 30.4%
 Amerada Hess Corp. (OILX) . . . . . . . . . .      2,200             125
 America Online, Inc. * (SOFT) . . . . . . . .      1,600             121
 AT&T Corp. (UTIT) . . . . . . . . . . . . . .      3,005             153
 AT&T Corp. - Liberty Media Group - Cl. A *
  (MEDP) . . . . . . . . . . . . . . . . . . .      6,416             364
 Biogen, Inc. * (HEAS) . . . . . . . . . . . .      1,300             110
 Cinergy Corp. (UTIE)  . . . . . . . . . . . .      3,700              89
 Cisco Systems, Inc. * (ETRN)  . . . . . . . .        500              54
 Conoco, Inc. - Cl. A (OILS) . . . . . . . . .      6,800             168
 CSX Corp. (TRAN)  . . . . . . . . . . . . . .      5,500             173
 Duke Energy Co. (UTIE)  . . . . . . . . . . .      2,100             105
 Electronic Data Systems Corp. (SOFT)  . . . .      4,100             274
 EMC Corp. * (SOFT)  . . . . . . . . . . . . .        500              55
 Enron Corp. (UTIG)  . . . . . . . . . . . . .      4,600             204
 Equity Residential Properties Trust (REIT)  .      3,600             154
 Exxon Mobil Corp. (OILE)  . . . . . . . . . .      2,400             193
 Freeport-McMoRan Copper & Gold, Inc. -
  Cl. B (PMET) . . . . . . . . . . . . . . . .        700              15
 Homestake Mining Co. (PMET) . . . . . . . . .      8,300              65
 Immunex Corp. * (HEAL)  . . . . . . . . . . .      3,800             416
 International Business Machines Corp.
  (COMP) . . . . . . . . . . . . . . . . . . .      3,000             324
 Lockheed Martin Corp. (AERO)  . . . . . . . .      5,400             118
 MedImmune, Inc. * (HEAL)  . . . . . . . . . .        200              33
 Motorola, Inc. (ETRN) . . . . . . . . . . . .      2,000             294
 Newmont Mining Corp. (PMET) . . . . . . . . .      7,300             179
 Nextel Communications, Inc. * (TELS)  . . . .      2,200             227
 Northrop Grumman Corp. (AERO) . . . . . . . .      2,700             146
 Oracle Corp. * (SOFT) . . . . . . . . . . . .      3,900             437
 Parametric Technology Corp. * (SOFT)  . . . .      4,600             124
 Peco Energy Co. (UTIE)  . . . . . . . . . . .      5,200             181
 Phillips Petroleum Co. (OILX) . . . . . . . .      3,500             164
 SABRE Group Holdings, Inc. * (LEIS) . . . . .      3,800             195
 Sterling Commerce, Inc. * (ETRN)  . . . . . .      4,100             140
 Stillwater Mining Co. * (PMET)  . . . . . . .      6,850             218
 Sun Microsystems, Inc. * (SOFT) . . . . . . .      5,000             387
 U.S. Airways Group, Inc. * (TRAN) . . . . . .      2,400              77
 Unocal Corp. (OILX) . . . . . . . . . . . . .      3,600             121
 UnumProvident Corp. (INSU)  . . . . . . . . .      3,200             103
 USEC, Inc. (CONS) . . . . . . . . . . . . . .     16,900             118
 USX-US Steel Group, Inc. (STEE) . . . . . . .      6,000             198
 Williams Cos., Inc. (UTIG)  . . . . . . . . .      5,300             162
                                                                 --------
                                                                    6,784
                                                                 --------
                            TOTAL COMMON STOCK-      95.0%         21,203

                                                     Par
                                                    Value
                                                   (000's)
SHORT-TERM INVESTMENTS - 4.5%

 Investment in joint repurchase agreement with
  Scudder Kemper Investments dated 12/31/99,
  2.8% due 01/03/00 (Secured by $825 U.S.
  Treasury Bonds, 12.375% due 05/15/04, Market
  Value $1,020)                                    $  995             995
                                                   -------        -------
                             TOTAL INVESTMENTS-      99.5%         22,198
           Cash and Receivables, less payables-       0.5%            113
                                                   -------        -------
                                    NET ASSETS-     100.0%        $22,311
                                                   =======        =======

*    Non-income producing security.
ADR - American Depository Receipt
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 1999
-------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                        Market         % of
                                     Industry           Value        Long-Term
            Industry               Abbreviation        (000's)      Investments

Electronic Products and Services..     ETRN            $2,142          10.1%
Health Care Products..............     HEAL             1,685           7.9%
Telecommunication Services........     TELS             1,595           7.5%
Computer Software and Services....     SOFT             1,398           6.6%
Diversified Operations............     DIOP             1,333           6.3%
Chemicals.........................     CHEM             1,057           5.0%
Oil and Natural Gas Exploration
  and Production..................     OILX               939           4.4%
Precious Metals/Gems/Stones.......     PMET               916           4.3%
Electric Power....................     UTIE               870           4.1%
Transportation Services...........     TRAN               817           3.9%
Insurance.........................     INSU               815           3.8%
Banks.............................     BANK               761           3.6%
Telephone.........................     UTIT               740           3.5%
Media - TV / Radio................     MEDI               629           3.0%
Brokerage and Investment
  Management......................     FUND               590           2.8%
Computer Equipment................     COMP               586           2.8%
Construction......................     CONS               396           1.9%
Natural Gas Distribution..........     UTIG               366           1.7%
Media - Publishing................     MEDP               364           1.7%
Metals and Mining.................     META               325           1.5%
Aerospace and Defense.............     AERO               315           1.5%
Business Services.................     BUSI               308           1.5%
Telecommunication Equipment.......     TELE               244           1.2%
Steel.............................     STEE               198           0.9%
Real Estate Operations............     REAL               195           0.9%
Leisure and Recreation............     LEIS               195           0.9%
Oil - Equipment and Services......     OILE               193           0.9%
Retail - Department Stores........     RETS               183           0.9%
Electrical Equipment..............     ELEQ               182           0.9%
Oil...............................     OILS               168           0.8%
Real Estate Investment Trust......     REIT               154           0.7%
Shoe and Apparel Manufacturing....     APPA               151           0.7%
Paper and Forest Products.........     PAPR               137           0.6%
Health Care Services..............     HEAS               110           0.5%
Food, Beverage and Tobacco........     FOOD                61           0.3%
Financial Services................     FINL                51           0.2%
Machinery.........................     MACH                34           0.2%
                                                      -------        -------
                                                      $21,203         100.0%
                                                      =======        =======

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO

                                                             Market
               Name of Issuer                  Shares         Value
                                                             (000's)
COMMON STOCK

Australia - 2.9%
 AMP, Ltd. * (INSU) . . . . . . . . . . . .     1,100        $    12
 Brambles Industries, Ltd. (DIOP) . . . . .       504             14
 Broken Hill Proprietary Co., Ltd. (DIOP) .     3,025             40
 Coles Myer, Ltd. (RETS)  . . . . . . . . .     2,100             11
 Foster's Brewing Group, Ltd. (FOOD)  . . .     5,900             17
 Lend Lease Corp. (FINL)  . . . . . . . . .     1,429             20
 National Australia Bank, Ltd. (BANK) . . .     1,858             28
 News Corp., Ltd. (MEDI)  . . . . . . . . .     5,777             56
 Pioneer International, Ltd. (CONS) . . . .     1,236              4
 Rio Tinto, Ltd. (PMET) . . . . . . . . . .     1,380             30
 TABCORP Holdings, Ltd. (LEIS)  . . . . . .     2,094             14
 Telstra Corp., Ltd. (TELS) . . . . . . . .    12,000             65
 Westpac Banking Corp., Ltd. (BANK) . . . .     2,139             15
 WMC, Ltd. (DIOP) . . . . . . . . . . . . .     2,500             14
 Woodside Petroleum, Ltd. (OILX)  . . . . .     2,100             15
 Woolworth's, Ltd. (RETS) . . . . . . . . .     2,989             10
                                                             -------
                                                                 365
Belgium - 0.7%
 Dexia * (LEND) . . . . . . . . . . . . . .       517             85
 Dexia - VVPR * (LEND)  . . . . . . . . . .
                                                  517
                                                             -------
                                                                  85

Denmark - 0.4%
 Iss International Service System A/S - Cl.
  B (COMM)  . . . . . . . . . . . . . . . .       807             54

Finland - 2.9%
 Merita plc * (BANK)  . . . . . . . . . . .     4,194             25
 Nokia Oyj (TELE) . . . . . . . . . . . . .     1,844            334
                                                             -------
                                                                 359
France - 9.6%
 Accor SA (LEIS)  . . . . . . . . . . . . .       820             40
 Air Liquide (CHEM) . . . . . . . . . . . .       518             87
 Alstom (MACH)  . . . . . . . . . . . . . .     2,102             70
 AXA SA (INSU)  . . . . . . . . . . . . . .       640             89
 Carrefour SA (RETF)  . . . . . . . . . . .       246             45
 Michelin (PART)  . . . . . . . . . . . . .     1,425             56
 Rhodia SA (CHEM) . . . . . . . . . . . . .     5,032            114
 Rhone-Poulenc SA (BANK)  . . . . . . . . .     3,037            177
 Societe Generale de Paris (BANK) . . . . .       542            126
 Total Fina SA - Cl. B (OILX) . . . . . . .     1,626            217
 Vivendi (DIOP) . . . . . . . . . . . . . .     1,840            166
                                                             -------
                                                               1,187
Germany - 6.9%
 Allianz AG - Reg. (INSU) . . . . . . . . .       245             82
 BASF AG (CHEM) . . . . . . . . . . . . . .     1,530             79
 Bayerische Vereinsbank AG (BANK) . . . . .       564             39
 Deutsche Bank AG (BANK)  . . . . . . . . .       352             30
 Deutsche Telekom AG (TELS) . . . . . . . .     1,127             80
 Epcos AG * (ETRN)  . . . . . . . . . . . .     1,605            120
 Mannesmann AG (MACH) . . . . . . . . . . .       935            226
 Muenchener Rueckversicherungs-Gesellschaft
  AG - Reg. (INSU)  . . . . . . . . . . . .       125        $    32
 Preussag AG (DIOP) . . . . . . . . . . . .     1,283             71
 Siemens AG (DIOP)  . . . . . . . . . . . .       734             93
                                                             -------
                                                                 852
Hong Kong - 2.8%
 Cheung Kong (Holdings), Ltd. (READ)  . . .     3,000             38
 China Telecom (Hong Kong), Ltd. (TELS) . .     9,000             56
 CLP Holdings, Ltd. (UTIE)  . . . . . . . .     3,000             14
 Giordano International, Ltd. (RETS)  . . .    20,000             21
 Hang Seng Bank, Ltd. (BANK)  . . . . . . .     3,200             36
 Hong Kong & China Gas Co., Ltd. (UTIG) . .    11,000             15
 Hong Kong Telecommunications, Ltd.
  (TELS). . . . . . . . . . . . . . . . . .    12,800             37
 Hutchison Whampoa, Ltd. (COMM) . . . . . .     8,000            116
 New World Development Co., Ltd.
  (READ). . . . . . . . . . . . . . . . . .     7,000             16
                                                             -------
                                                                 349
Ireland - 0.4%
 Bank of Ireland (BANK) . . . . . . . . . .     6,820             54

Italy - 2.4%
 Banca Di Roma (BANK) . . . . . . . . . . .    23,751             31
 Credito Italiano SpA (BANK)  . . . . . . .     8,604             42
 ENI SpA (OILS) . . . . . . . . . . . . . .     8,935             49
 Istituto Bancario San Paolo di Torino
  (BANK). . . . . . . . . . . . . . . . . .     4,300             58
 Seat-Pagine Gialle SpA (MEDP)  . . . . . .    31,347             69
 Telecom Italia SpA * (TELS)  . . . . . . .     3,739             53
                                                             -------
                                                                 302
Japan - 23.3%
 ADERANS Co., Ltd. (HNBA) . . . . . . . . .     1,500             56
 Advantest (ETRN) . . . . . . . . . . . . .       700            185
 Asahi Chemical Industry Co., Ltd.
  (CHEM). . . . . . . . . . . . . . . . . .    13,000             67
 Asahi Glass Co., Ltd. (APPL) . . . . . . .     8,000             62
 Bank of Tokyo-Mitsubishi (BANK)  . . . . .     8,000            111
 Bridgestone Corp. (PART) . . . . . . . . .     2,000             44
 Canon, Inc. (COMM) . . . . . . . . . . . .     1,000             40
 Chiba Bank, Ltd. (BANK)  . . . . . . . . .    14,000             78
 Circle K Japan Co., Ltd. (RETF)  . . . . .     3,100            127
 Daiwa Securities Co., Ltd. (FUND)  . . . .     3,000             47
 Fanuc, Ltd. (ELEQ) . . . . . . . . . . . .       500             64
 Fuji Bank, Ltd. (BANK) . . . . . . . . . .     6,000             58
 Fuji Photo Film (LEIS) . . . . . . . . . .     2,000             73
 Fujitsu, Ltd. (ELEQ) . . . . . . . . . . .     2,000             91
 Honda Motor Co. (AUTO) . . . . . . . . . .     1,000             37
 KAO Corp. (HNBA) . . . . . . . . . . . . .     3,000             86
 Kirin Brewery Co. (FOOD) . . . . . . . . .     5,000             53
 Konami Co., Ltd. (COMP)  . . . . . . . . .       300             54
 Mitsui Marine & Fire Insurance Co., Ltd.
  (INSU). . . . . . . . . . . . . . . . . .    17,000            101

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 1999
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO

                                                             Market
               Name of Issuer                  Shares         Value
                                                             (000's)
COMMON STOCK - CONTINUED

Japan - Continued
 Nintendo Corp., Ltd. (LEIS)  . . . . . . .       400        $    66
 Nippon Telegraph & Telephone Corp.
  (UTIT). . . . . . . . . . . . . . . . . .        12            205
 NTT Mobile Communications Network,
  Inc. (TELS) . . . . . . . . . . . . . . .         3            115
 Ricoh Co., Ltd. (ETRN) . . . . . . . . . .     5,000             94
 Rohm Co., Ltd. (ETRN)  . . . . . . . . . .       500            205
 Shin-Etsu Chemical Co. (CHEM)  . . . . . .     3,000            129
 SMC Corp. (MACH) . . . . . . . . . . . . .       500            111
 Takefuji Corp. (LEND)  . . . . . . . . . .       900            113
 TDK Corp. (COMP) . . . . . . . . . . . . .     1,000            138
 Terumo Corp. (HEAL)  . . . . . . . . . . .     2,000             53
 Tokyo Electric Power (UTIE)  . . . . . . .     2,000             54
 Toppan Forms Co., Ltd. (COMM)  . . . . . .     1,900             51
 Yamanouchi Pharmaceutical Co., Ltd.
  (HEAL). . . . . . . . . . . . . . . . . .     3,000            105
 Yoshinoya D&C Co., Ltd. (RETF) . . . . . .         1             18
                                                             -------
                                                               2,891
Netherlands - 9.6%
 Aegon NV (INSU)  . . . . . . . . . . . . .       465             45
 Equant NV * (COMP) . . . . . . . . . . . .       693             78
 Fortis (NL) NV (INSU)  . . . . . . . . . .     2,117             76
 Getronics NV (COMP)  . . . . . . . . . . .     1,640            131
 ING Groep NV (BANK)  . . . . . . . . . . .     1,888            114
 Koninklijke (Royal) Philips Electronics
  NV (ETRN) . . . . . . . . . . . . . . . .     1,316            179
 KPN NV (UTIT)  . . . . . . . . . . . . . .     1,667            163
 LIBERTEL NV (TELS) . . . . . . . . . . . .     2,719             71
 STMicroelectronics * (ETRN)  . . . . . . .       573             88
 TNT Post Group NV (TRAN) . . . . . . . . .     1,258             36
 VNU NV (MEDP)  . . . . . . . . . . . . . .     4,115            217
                                                             -------
                                                               1,198
New Zealand - 0.1%
 Telecom Corp. of New Zealand, Ltd.
  (TELS). . . . . . . . . . . . . . . . . .     2,900             14

Singapore - 1.0%
 Chartered Semiconductor Manufacturing *
  (ETRN). . . . . . . . . . . . . . . . . .     2,000             11
 City Developments, Ltd. (READ) . . . . . .     1,000              6
 DBS Group Holdings, Ltd. (BANK)  . . . . .     3,000             49
 First Capital Corp., Ltd. (READ) . . . . .     5,000              7
 SINGAPORE AIRLINES (TRAN)  . . . . . . . .     1,000             11
 Singapore Press Holdings, Ltd. (MEDP)  . .     1,000             22
 Singapore Technology Engineering, Ltd.
  (ENGI). . . . . . . . . . . . . . . . . .     9,000             14
 Singapore Telecommunications, Ltd.
  (TELS). . . . . . . . . . . . . . . . . .     5,000             10
                                                             -------
                                                                 130
Spain - 4.4%
 Acerinox SA (STEE) . . . . . . . . . . . .     1,772             71
 Altadis * (FOOD) . . . . . . . . . . . . .     5,358             76
 Banco Santander Central Hispano SA
  (BANK). . . . . . . . . . . . . . . . . .     7,421             84
 Endesa SA (UTIE) . . . . . . . . . . . . .     3,603             72
 Telefonica SA (UTIT) . . . . . . . . . . .     9,692            242
                                                             -------
                                                                 545
Sweden - 4.1%
 Nordbanken Holding (BANK)  . . . . . . . .    10,110             59
 Securitas AB - B Shares (COMM) . . . . . .     8,546            155
 Skandia Forsakrings AB (INSU)  . . . . . .     3,524            107
 Telefonaktiebolaget LM Ericsson - B
  Shares (TELE) . . . . . . . . . . . . . .     2,848            183
                                                             -------
                                                                 504
Switzerland - 3.8%
 Nestle SA (FOOD) . . . . . . . . . . . . .        43             79
 Novartis AG (HEAL) . . . . . . . . . . . .        77            113
 Roche Holding AG (HEAL)  . . . . . . . . .        10            119
 Schweizerische Rueckversicherungs-
  Gesellschaft (INSU) . . . . . . . . . . .        16             33
 UBS AG - Reg. (BANK) . . . . . . . . . . .       472            127
                                                             -------
                                                                 471
United Kingdom - 19.1%
 Allied Zurich AG * (INSU)  . . . . . . . .     9,808            116
 AstraZeneca Group plc (HEAL) . . . . . . .     2,028             84
 Barclays Bank (BANK) . . . . . . . . . . .     3,520            101
 BP Amoco plc (OILE)  . . . . . . . . . . .    14,628            148
 British Aerospace plc (AERO) . . . . . . .     6,994             46
 British Telecommunications plc (TELS)  . .    10,616            257
 Carlton Communications plc (MEDI)  . . . .     2,252             22
 COLT Telecom Group plc * (TELS)  . . . . .     1,050             54
 Diageo plc (FOOD)  . . . . . . . . . . . .     7,310             58
 Energis plc * (TELS) . . . . . . . . . . .       955             46
 Glaxo Wellcome plc - ADR (HEAL)  . . . . .     7,013            199
 HSBC Holdings plc (BANK) . . . . . . . . .     8,803            122
 Lloyds TSB Group plc (BANK)  . . . . . . .     6,345             79
 Marconi plc (TELE) . . . . . . . . . . . .     6,555            116
 Misys plc (COMP) . . . . . . . . . . . . .     4,599             71
 National Westminster Bank plc (BANK) . . .     4,238             91
 Reckitt & Colman plc (HNBA)  . . . . . . .    10,575            100
 Reuters Group plc (BUSI) . . . . . . . . .    13,061            181
 Shell Transport & Trading Co. plc (OILX) .    11,394             95
 SmithKline Beecham plc (HEAL)  . . . . . .     3,647             46
 Stagecoach Holdings plc (TRAN) . . . . . .    17,805             46
 Thus plc * (TELS)  . . . . . . . . . . . .     8,690             55
 Unilever plc (CNSU)  . . . . . . . . . . .     7,734             57
 Vodafone Group plc (TELS)  . . . . . . . .    37,561            187
                                                             -------
                                                               2,377
                                                             -------
                         TOTAL COMMON STOCK-     94.4%        11,737

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 1999
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO

                                                             Market
               Name of Issuer                  Shares         Value
                                                             (000's)
PREFERRED STOCK - 1.1%

Germany - 1.1%
 SAP AG - Vorzug )  . . . . . . . . . . . .       215        $   129

                                                  Par
                                                Value
                                              (000's)
SHORT-TERM INVESTMENTS - 2.4%

 Investment in joint repurchase agreement
  with Goldman Sachs & Co. dated 12/31/99,
  3.159% due 01/03/00 (Secured by various
  U.S. Treasury obligations and U.S.
  Government Agency Bonds)  . . . . . . . .   $   300             300
                                              -------        --------
                          TOTAL INVESTMENTS-     97.9%         12,166
        Cash and Receivables, less payables-      2.1%            264
                                              -------        --------
                                 NET ASSETS-    100.0%       $ 12,430
                                              =======        ========

* Non-income producing security.
ADR - American Depository Receipts
See notes to financial statements.


SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                 Market           % of
                                  Industry        Value        Long-Term
          Industry              Abbreviation     (000's)      Investments

Banks.............................. BANK          $1,735         14.6%
Telecommunication Services......... TELS           1,101          9.3%
Electronic Products and Services... ETRN             883          7.4%
Health Care Products............... HEAL             719          6.1%
Insurance.......................... INSU             692          5.8%
Telecommunication Equipment........ TELE             633          5.3%
Telephone.......................... UTIT             610          5.1%
Chemicals.......................... CHEM             475          4.0%
Computer Equipment................. COMP             472          4.0%
Commercial Services................ COMM             416          3.5%
Machinery.......................... MACH             406          3.4%
Diversified Operations............. DIOP             399          3.4%
Oil and Natural Gas Exploration
  and Production................... OILX             327          2.8%
Media - Publishing................. MEDP             307          2.6%
Food, Beverage and Tobacco......... FOOD             283          2.4%
Cosmetics and Personal Care
  Products......................... HNBA             242          2.0%
Personal and Commercial
  Lending.......................... LEND             198          1.7%
Leisure and Recreation............. LEIS             193          1.6%
Retail - Food...................... RETF             190          1.6%
Business Services.................. BUSI             182          1.5%
Electrical Equipment............... ELEQ             155          1.3%
Oil - Equipment and Services....... OILE             148          1.2%
Electric Power..................... UTIE             139          1.2%
Computer Software and Services..... SOFT             130          1.1%
Auto and Truck Parts............... PART             100          0.8%
Transportation Services............ TRAN              93          0.8%
Media - TV / Radio................. MEDI              78          0.7%
Steel.............................. STEE              71          0.6%
Real Estate Development............ READ              66          0.6%
Household Appliances /
  Furnishings...................... APPL              62          0.5%
Consumer - Miscellaneous........... CNSU              57          0.5%
Oil................................ OILS              49          0.4%
Brokerage and Investment
  Management....................... FUND              47          0.4%
Aerospace and Defense.............. AERO              46          0.4%
Retail - Department Stores......... RETS              42          0.4%
Automobile......................... AUTO              37          0.3%
Precious Metals/Gems/Stones........ PMET              30          0.3%
Financial Services................. FINL              20          0.2%
Natural Gas Distribution........... UTIG              15          0.1%
Engineering and Construction....... ENGI              14          0.1%
Construction....................... CONS               4          0.0%
                                                 -------      -------
                                                 $11,866        100.0%
                                                 =======      =======

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
SMALL CAP GROWTH PORTFOLIO

                                                                 Market
                Name of Issuer                    Shares         Value
                                                                (000's)
COMMON STOCK

Auto and Truck Parts - 0.8%
 CSK Auto Corp.  . . . . . . . . . . . . . . .    34,800        $    609
 O'Reilly Automotive, Inc. * . . . . . . . . .    38,800             834
                                                                --------
                                                                   1,443
Banks - 0.6%
 Greater Bay Bancorp . . . . . . . . . . . . .    25,000           1,072

Brokerage and Investment Management - 1.2%
 Affiliated Managers Group, Inc. * . . . . . .    19,900             805
 Charles River Associates, Inc.  . . . . . . .    30,400           1,018
 Raymond James Financial, Inc. . . . . . . . .    19,900             372
                                                                --------
                                                                   2,195
Business Services - 2.8%
 Corporate Executive Board Co. * . . . . . . .    22,600           1,263
 Forrester Research, Inc. *  . . . . . . . . .    25,600           1,763
 Interim Services, Inc.  . . . . . . . . . . .    44,500           1,101
 Management Network Group, Inc. *  . . . . . .     3,300             108
 On Assignment, Inc. * . . . . . . . . . . . .    27,700             828
                                                                --------
                                                                   5,063
Commercial Services - 4.1%
 Dendrite International, Inc. *  . . . . . . .    28,550             967
 Digimarc Corp. *  . . . . . . . . . . . . . .     1,250              62
 ITT Educational Services, Inc.  . . . . . . .    34,400             531
 Jupiter Communications, Inc.  . . . . . . . .    31,400             950
 META Group, Inc. *  . . . . . . . . . . . . .    55,450           1,054
 Modem Media Poppe Tyson, Inc. * . . . . . . .    17,900           1,260
 Official Payments Corp. * . . . . . . . . . .    23,500           1,222
 Profit Recovery Group International, Inc. * .    15,050             400
 Quanta Services, Inc. * . . . . . . . . . . .    31,900             901
                                                                --------
                                                                   7,347
Computer Equipment - 3.9%
 Immersion Corp. * . . . . . . . . . . . . . .    26,500           1,017
 Maxtor Corp. *  . . . . . . . . . . . . . . .   111,900             811
 National Computer Systems, Inc. * . . . . . .    27,100           1,020
 Networking Products * . . . . . . . . . . . .     5,600             370
 Predictive Systems, Inc. *  . . . . . . . . .    17,150           1,123
 PRI Automation, Inc. *  . . . . . . . . . . .    17,700           1,188
 Quantum Corp. - Hard Disk Drive * . . . . . .    73,600             511
 Tech Data Corp. * . . . . . . . . . . . . . .    13,200             358
 Visual Networks, Inc. * . . . . . . . . . . .     7,500             594
                                                                --------
                                                                   6,992
Computer Software and Services - 27.7%
 24/7 Media, Inc.  . . . . . . . . . . . . . .    13,000             731
 Accrue Software, Inc. * . . . . . . . . . . .    28,000           1,516
 Advent Software, Inc. * . . . . . . . . . . .    12,250             789
 Aspect Development, Inc. *  . . . . . . . . .    16,500           1,130
 Aspen Technologies, Inc. *  . . . . . . . . .    73,200           1,935
 Be Free, Inc. * . . . . . . . . . . . . . . .    25,500           1,833
 BindView Development Corp.  . . . . . . . . .    37,600           1,868
 Broadbase Software, Inc. *  . . . . . . . . .    15,800           1,778
 BSquare Corp. * . . . . . . . . . . . . . . .    19,300             809
 C-bridge Internet Solutions, Inc. * . . . . .       200              10
 Clarus Corp. *  . . . . . . . . . . . . . . .    24,500           1,617
 Cognizant Technology Solutions Corp.  . . . .    19,100           2,088
 Commtouch Software, Ltd. *  . . . . . . . . .    32,400           1,574
 Concord Communications, Inc. *  . . . . . . .    18,100             803
 Data Return Corp. * . . . . . . . . . . . . .    39,400           2,108
 Deltathree.com, Inc. - Cl. A *  . . . . . . .    12,400             319
 Digex, Inc. * . . . . . . . . . . . . . . . .    22,200           1,526
 Digital Impact, Inc. *  . . . . . . . . . . .       300              15
 Diversinet Corp. *  . . . . . . . . . . . . .    64,600           1,421
 Factset Research Systems, Inc.  . . . . . . .    13,200           1,051
 Fundtech, Ltd. *  . . . . . . . . . . . . . .    33,400             685
 iManage, Inc. * . . . . . . . . . . . . . . .    22,700             729
 Interwoven, Inc. *  . . . . . . . . . . . . .     4,100             499
 Intranet Solutions, Inc. *  . . . . . . . . .    27,600           1,021
 JDA Software Group, Inc. *  . . . . . . . . .    48,000             786
 Level 8 Systems, Inc. * . . . . . . . . . . .    24,600             850
 Lifeminders.com, Inc. * . . . . . . . . . . .    19,250           1,112
 Media Metrix, Inc. *  . . . . . . . . . . . .    25,800             922
 Mediaplex, Inc. * . . . . . . . . . . . . . .    23,100           1,450
 Micromuse, Inc. * . . . . . . . . . . . . . .    10,000           1,700
 Multex.com, Inc. *  . . . . . . . . . . . . .    32,800           1,234
 National Instruments Corp. *  . . . . . . . .    21,050             805
 Net Perceptions, Inc. * . . . . . . . . . . .    30,200           1,268
 Network Event Theater, Inc. * . . . . . . . .    50,300           1,497
 NextCard, Inc. *  . . . . . . . . . . . . . .    25,000             722
 Packeteer, Inc. * . . . . . . . . . . . . . .    17,900           1,271
 pcOrder.com, Inc. * . . . . . . . . . . . . .    17,600             898
 Prodigy Communications Corp. *  . . . . . . .    41,500             804
 SCM Microsystems, Inc. *  . . . . . . . . . .    14,600             934
 Secure Computing Corp. *  . . . . . . . . . .    79,600           1,000
 SportsLine USA, Inc. *  . . . . . . . . . . .    22,700           1,138
 VerticalNet, Inc. * . . . . . . . . . . . . .     3,100             508
 WebTrends Corp. * . . . . . . . . . . . . . .    14,200           1,150
 Whittman-Hart, Inc. * . . . . . . . . . . . .    18,700           1,003
 Wind River Systems *  . . . . . . . . . . . .    21,550             789
                                                                --------
                                                                  49,696
Consumer - Miscellaneous - 3.1%
 Catalina Marketing Corp. *  . . . . . . . . .     7,200             833
 Cybergold, Inc. * . . . . . . . . . . . . . .    73,100           1,293
 NetRatings, Inc. *  . . . . . . . . . . . . .    13,000             626
 ScanSource, Inc. *  . . . . . . . . . . . . .    30,300           1,229
 TheStreet.com, Inc. * . . . . . . . . . . . .    36,300             697
 Tivo, Inc. *  . . . . . . . . . . . . . . . .    26,000             877
                                                                --------
                                                                   5,555
Electrical Equipment - 0.3%
 Micrel, Inc. *  . . . . . . . . . . . . . . .     9,000             512

Electronic Products and Services - 8.2%
 Alpha Industries, Inc.  . . . . . . . . . . .    11,300             648
 Atmi, Inc. *  . . . . . . . . . . . . . . . .    28,200             932
 Caliper Technologies Corp. *  . . . . . . . .     1,850             123
 Credence Systems Corp. *  . . . . . . . . . .    15,900           1,375

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
SMALL CAP GROWTH PORTFOLIO

                                                                 Market
                Name of Issuer                    Shares         Value
                                                                (000's)
COMMON STOCK - CONTINUED

Electronic Products and Services - Continued
 Cytyc Corp. * . . . . . . . . . . . . . . . .    22,700        $  1,386
 DuPont Photomasks, Inc. * . . . . . . . . . .    19,700             951
 Gentex Corp. *  . . . . . . . . . . . . . . .    25,900             719
 GlobeSpan, Inc. * . . . . . . . . . . . . . .     4,900             319
 Imax Corp. *  . . . . . . . . . . . . . . . .    49,800           1,363
 Metalink, Ltd. *  . . . . . . . . . . . . . .    22,800             465
 Novellus Systems, Inc. *  . . . . . . . . . .     5,600             686
 PLX Technology, Inc. *  . . . . . . . . . . .    65,400           1,238
 QLogic Corp. *  . . . . . . . . . . . . . . .     6,200             991
 Rudolph Technologies, Inc. *  . . . . . . . .     8,000             268
 Sage, Inc. *  . . . . . . . . . . . . . . . .    29,400             570
 Semtech Corp. * . . . . . . . . . . . . . . .    24,600           1,282
 Vicor Corp. * . . . . . . . . . . . . . . . .    33,600           1,361
 Virata, Corp. * . . . . . . . . . . . . . . .     3,200              96
                                                                --------
                                                                  14,773
Financial Services - 1.0%
 Medallion Financial Corp. . . . . . . . . . .    32,200             578
 S1 Corp. *  . . . . . . . . . . . . . . . . .     5,400             422
 Web Street, Inc. *  . . . . . . . . . . . . .    70,800             876
                                                                --------
                                                                   1,876
Food, Beverage and Tobacco - 0.9%
 American Italian Pasta Co. *  . . . . . . . .    28,800             886
 Beringer Wine Estates Holdings *  . . . . . .    14,900             594
 Symyx Technologies, Inc. *  . . . . . . . . .     4,800             144
                                                                --------
                                                                   1,624
Health Care Products - 5.5%
 Alkermes, Inc. *  . . . . . . . . . . . . . .    26,100           1,282
 Alpharma, Inc. - Cl. A  . . . . . . . . . . .    27,800             855
 CV Therapeutics, Inc. * . . . . . . . . . . .    52,300           1,363
 Human Genome Sciences, Inc. * . . . . . . . .     6,700           1,022
 Interpore International, Inc. * . . . . . . .   142,700           1,124
 King Pharmaceuticals, Inc. *  . . . . . . . .    21,400           1,200
 Pharmacopeia, Inc. *  . . . . . . . . . . . .    44,800           1,013
 Pharmacyclics, Inc. * . . . . . . . . . . . .    25,500           1,052
 Triangle Pharmaceuticals, Inc. *  . . . . . .    46,800             600
 Tularik, Inc. * . . . . . . . . . . . . . . .    12,100             392
                                                                --------
                                                                   9,903
Health Care Services - 0.5%
 Idec Pharmaceuticals Corp.  . . . . . . . . .     9,400             924

Household Appliances / Furnishings - 0.3%
 Ethan Allen Interiors, Inc. . . . . . . . . .    16,350             524

Housing - 0.5%
 Monaco Coach Corp. *  . . . . . . . . . . . .    37,500             959

Insurance - 0.5%
 InsWeb Corp. *  . . . . . . . . . . . . . . .    36,500             933

Leisure and Recreation - 1.1%
 Cinar Films, Inc. * . . . . . . . . . . . . .    51,300           1,257
 Premier Parks, Inc. * . . . . . . . . . . . .    23,700             684
                                                                --------
                                                                   1,941
Machinery - 0.8%
 CVC, Inc. * . . . . . . . . . . . . . . . . .    65,500             630
 Terex Corp. * . . . . . . . . . . . . . . . .    28,100             780
                                                                --------
                                                                   1,410
Media - Publishing - 0.4%
 Martha Stewart Living Omnimedia, Inc. - Cl.
  A *. . . . . . . . . . . . . . . . . . . . .    28,100             674

Media - TV / Radio - 8.8%
 Ackerley Group, Inc.  . . . . . . . . . . . .    46,500             843
 Acme Communications, Inc. * . . . . . . . . .    28,450             946
 Citadel Communications Corp. *  . . . . . . .    25,200           1,635
 Classic Communications, Inc. - Cl. A *  . . .    23,200             848
 Cumulus Media, Inc. - Cl. A * . . . . . . . .    27,200           1,381
 Entercom Communications Corp. * . . . . . . .    12,500             825
 Getty Images, Inc.  . . . . . . . . . . . . .    34,500           1,686
 Hispanic Broadcasting Corp. * . . . . . . . .     3,300             304
 Pegasus Communications Corp. *  . . . . . . .    20,900           2,043
 Radio One, Inc. * . . . . . . . . . . . . . .    15,800           1,454
 Radio Unica Corp. * . . . . . . . . . . . . .    36,700           1,060
 Westwood One, Inc. *  . . . . . . . . . . . .    19,950           1,516
 XM Satellite Radio Holdings, Inc. - Cl. A * .    32,950           1,256
                                                                --------
                                                                  15,797
Metals and Mining - 0.9%
 Maverick Tube Corp. * . . . . . . . . . . . .    63,200           1,560

Oil - Equipment and Services - 1.4%
 Core Laboratories NV *  . . . . . . . . . . .    36,300             728
 Dril Quip, Inc. * . . . . . . . . . . . . . .    17,900             544
 Marine Drilling Companies, Inc. * . . . . . .    53,900           1,209
                                                                --------
                                                                   2,481
Oil and Natural Gas Exploration and Production - 1.3%
 Newfield Exploration Co. *  . . . . . . . . .    36,000             963
 Pride International, Inc. * . . . . . . . . .    42,600             623
 Stone Energy Corp. *  . . . . . . . . . . . .    19,800             705
                                                                --------
                                                                   2,291
Personal and Commercial Lending - 0.4%
 Metris Cos., Inc. . . . . . . . . . . . . . .    22,700             810

Retail - Department Stores - 4.5%
 99 Cents Only Stores *  . . . . . . . . . . .    38,925           1,489
 Chemdex Corp. * . . . . . . . . . . . . . . .    12,800           1,421
 Cost Plus, Inc. * . . . . . . . . . . . . . .    33,250           1,184
 Insight Enterprises, Inc. * . . . . . . . . .    27,100           1,101
 Linens 'N Things, Inc. *  . . . . . . . . . .    34,300           1,016
 Pacific Sunwear of California, Inc. * . . . .    29,800             950
 RoweCom, Inc. * . . . . . . . . . . . . . . .    20,300             921
                                                                --------
                                                                   8,082

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
SMALL CAP GROWTH PORTFOLIO

                                                                 Market
                Name of Issuer                    Shares         Value
                                                                (000's)
COMMON STOCK - CONTINUED

Retail - Drug Stores - 0.7%
 Duane Reade, Inc. * . . . . . . . . . . . . .    42,900        $  1,182

Retail - Food - 2.2%
 Applebee's International, Inc.  . . . . . . .    31,100             917
 RARE Hospitality International, Inc. *  . . .    28,100             608
 Whole Foods Market, Inc. *  . . . . . . . . .    23,400           1,085
 Wild Oats Markets, Inc. * . . . . . . . . . .    57,400           1,274
                                                                --------
                                                                   3,884
Shoe and Apparel Manufacturing - 0.3%
 Cutter & Buck, Inc. * . . . . . . . . . . . .    37,600             569

Steel - 0.7%
 Lone Star Technologies, Inc. *  . . . . . . .    44,500           1,241

Telecommunication Equipment - 4.7%
 Airnet Communications, Corp. *  . . . . . . .       350              13
 Brightpoint, Inc. * . . . . . . . . . . . . .   120,100           1,576
 Crown Castle International Corp.  . . . . . .    23,900             768
 Efficient Networks, Inc. *  . . . . . . . . .    16,100           1,095
 Pinnacle Holdings, Inc. * . . . . . . . . . .    36,700           1,555
 Powertel, Inc.  . . . . . . . . . . . . . . .    12,700           1,275
 Powerwave Technologies, Inc. *  . . . . . . .    20,600           1,202
 Terayon Communication Systems, Inc. * . . . .    16,100           1,011
                                                                --------
                                                                   8,495
Telecommunication Services - 7.0%
 Airgate PCS, Inc. * . . . . . . . . . . . . .    30,700           1,619
 Apex, Inc. *  . . . . . . . . . . . . . . . .    41,800           1,348
 CoreComm, Ltd. *  . . . . . . . . . . . . . .    19,100           1,134
 Illuminet Holdings, Inc. *  . . . . . . . . .    15,800             869
 Latitude Communications, Inc. * . . . . . . .    35,800             935
 Orckit Communications, Ltd. * . . . . . . . .    31,000           1,064
 Paradyne Networks, Inc. * . . . . . . . . . .    26,600             725
 Rural Cellular Corp. - Cl. A *  . . . . . . .    15,400           1,394
 US LEC Corp. - Cl. A *  . . . . . . . . . . .    34,700           1,119
 Wink Communications, Inc. * . . . . . . . . .    24,800           1,490
 Winstar Communications, Inc. *  . . . . . . .    10,500             790
                                                                --------
                                                                  12,487
Transportation Services - 2.2%
 Circle International Group, Inc.  . . . . . .    41,200             917
 Eagle USA Airfreight, Inc. *  . . . . . . . .    18,100             780
 Expeditors International of Washington, Inc.     23,000           1,008
 Forward Air Corp. * . . . . . . . . . . . . .    30,200           1,310
                                                                --------
                                                                   4,015
                                                                --------
                            TOTAL COMMON STOCK-     99.3%        178,310
                                                   Par           Market
                Name of Issuer                    Value          Value
                                                 (000's)        (000's)
SHORT-TERM INVESTMENTS - 0.5%

 Investment in joint repurchase agreement with
  Barclays Bank plc dated 12/31/99, 2.49% due
  01/03/00 (Secured by $801 U.S. Treasury
  Notes, 4.0% due 10/31/00, Market Value $793
  and $193 U.S. Treasury Bonds, 7.625% due
  11/15/22, Market Value $213) . . . . . . . .   $   978        $    978
                                                 -------        --------
                             TOTAL INVESTMENTS-     99.8%        179,288
           Cash and Receivables, less payables-      0.2%            282
                                                 -------        --------
                                    NET ASSETS-    100.0%       $179,570
                                                 =======        ========

* Non-income producing security.

See notes to financial securities.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
INTERNATIONAL BALANCED PORTFOLIO


                                                                    Market
                Name of Issuer                    Shares            Value
                                                                   (000's)
COMMON STOCK

Australia - 2.0%
 Amcor, Ltd.  (CONT) . . . . . . . . . . . . .      2,900       $      14
 AMP, Ltd. *  (INSU) . . . . . . . . . . . . .      2,800              31
 Boral, Ltd.  (CONS) . . . . . . . . . . . . .      9,200              14
 Brambles Industries, Ltd.  (DIOP) . . . . . .        700              19
 Broken Hill Proprietary Co., Ltd.  (DIOP) . .      4,500              59
 CSR, Ltd.  (CONS) . . . . . . . . . . . . . .      7,100              17
 Lend Lease Corp.  (FINL). . . . . . . . . . .      2,400              34
 National Australia Bank, Ltd.  (BANK) . . . .      4,600              70
 News Corp., Ltd.  (MEDI). . . . . . . . . . .      8,200              80
 Qantas Airways, Ltd.  (TRAN). . . . . . . . .      3,982              10
 QBE Insurance Group, Ltd.  (INSU) . . . . . .      4,629              22
 Rio Tinto, Ltd.  (PMET) . . . . . . . . . . .      1,900              41
 Santos, Ltd.  (OILX). . . . . . . . . . . . .      6,700              18
 Telstra Corp., Ltd.  (TELS) . . . . . . . . .     21,500             117
 Westpac Banking Corp., Ltd.  (BANK) . . . . .      8,600              59
 WMC, Ltd.  (DIOP) . . . . . . . . . . . . . .      2,500              14
 Woolworth's, Ltd.  (RETS) . . . . . . . . . .      7,400              25
                                                                ---------
                                                                      644
Austria - 0.1%
 Austria Tabak AG  (FOOD). . . . . . . . . . .        400              19

Belgium - 0.6%
 Electrabel SA  (UTIE) . . . . . . . . . . . .        170              56
 Fortis (B)  (INSU). . . . . . . . . . . . . .      3,698             133
                                                                ---------
                                                                      189
Canada - 1.1%
 Agrium, Inc.  (AGRI). . . . . . . . . . . . .      2,300              18
 Alcan Aluminum, Ltd.  (META). . . . . . . . .        800              33
 Bank of Montreal  (BANK). . . . . . . . . . .        500              17
 Canadian National Railway Co.  (TRAN) . . . .      1,000              26
 Canadian Pacific, Ltd.  (TRAN). . . . . . . .      1,400              30
 Hudson's Bay Co.  (RETS). . . . . . . . . . .      2,100              25
 Imasco, Ltd.  (DIOP). . . . . . . . . . . . .        800              22
 Imperial Oil, Ltd.  (OILX). . . . . . . . . .      1,200              26
 Magna International, Inc.  (AUTO) . . . . . .        400              17
 Newbridge Networks Corp.  (TELE). . . . . . .      1,100              25
 NOVA Chemicals Corp.  (CHEM). . . . . . . . .        848              17
 Price REIT, Inc.  (REIT). . . . . . . . . . .        300              14
 Royal Bank of Canada  (BANK). . . . . . . . .        800              35
 Shaw Communications, Inc.  (MEDI) . . . . . .        700              23
 Transcanada Pipelines, Ltd.  (OILE) . . . . .        644               6
 Westcoast Energy, Inc.  (UTIG). . . . . . . .        500               8
                                                                ---------
                                                                      342
Denmark - 0.3%
 Tele Danmark A/S(TELS). . . . . . . . . . . .      1,300              97

Finland - 1.5%
 Nokia Oyj  (TELE) . . . . . . . . . . . . . .      1,400             254
 Sampo Insurance Co. plc  (INSU) . . . . . . .      3,300             115
 UPM-Kymmene Corp. *  (PAPR) . . . . . . . . .      2,900             117
                                                                ---------
                                                                      486
France - 5.3%
 Air Liquide  (CHEM) . . . . . . . . . . . . .        760             127
 Alcatel Alsthom  (TELE) . . . . . . . . . . .        440             101
 AXA SA  (INSU). . . . . . . . . . . . . . . .        420              59
 Banque Nationale de Paris  (BANK) . . . . . .      2,218             205
 Carrefour SA  (RETF). . . . . . . . . . . . .        420              77
 Compagnie de St. Gobain  (CONS) . . . . . . .        386              73
 France Telecom  (TELS). . . . . . . . . . . .      1,950             258
 Group Danone *  (FOOD). . . . . . . . . . . .        340              80
 Groupe Air France *  (TRAN) . . . . . . . . .      2,890              55
 Michelin  (PART). . . . . . . . . . . . . . .        858              34
 Rhone-Poulenc SA  (BANK). . . . . . . . . . .      1,780             103
 Schneider SA  (MACH). . . . . . . . . . . . .        860              68
 Societe Generale de Paris  (BANK) . . . . . .        535             124
 Thomson CSF  (ETRN) . . . . . . . . . . . . .      2,900              96
 Total SA - Cl. B  (OILX). . . . . . . . . . .      1,064             142
 Vivendi  (DIOP) . . . . . . . . . . . . . . .        820              74
                                                                ---------
                                                                    1,676
Germany - 4.9%
 Allianz AG - Reg.  (INSU) . . . . . . . . . .        418             140
 Bayer AG  (CHEM). . . . . . . . . . . . . . .      4,150             196
 Bayerische Motoren Werke AG  (AUTO) . . . . .      1,900              58
 Continental AG  (PART). . . . . . . . . . . .      2,800              56
 DaimlerChrysler AG  (AUTO). . . . . . . . . .      1,372             107
 Deutsche Bank AG  (BANK). . . . . . . . . . .      1,516             128
 Deutsche Telekom AG  (TELS) . . . . . . . . .      1,950             139
 Dresdner Bank AG  (BANK). . . . . . . . . . .      1,500              82
 Mannesmann AG  (MACH) . . . . . . . . . . . .        700             169
 SAP AG  (SOFT). . . . . . . . . . . . . . . .        100              49
 Siemens AG  (DIOP). . . . . . . . . . . . . .      2,250             286
 VEBA AG  (DIOP) . . . . . . . . . . . . . . .      3,020             147
                                                                ---------
                                                                    1,557
Hong Kong - 0.1%
 Henderson Land Development Co., Ltd.  (READ)       5,000              32

Italy - 1.5%
 Assicurazioni Generali  (INSU). . . . . . . .      1,900              63
 Beni Stabili SpA *  (REAL). . . . . . . . . .      6,135               2
 ENI SpA  (OILS) . . . . . . . . . . . . . . .     23,000             127
 Istituto Bancario San Paolo di Torino (BANK).      6,135              83
 La Rinascente SpA  (CONS) . . . . . . . . . .      5,817              37
 Telecom Italia Mobile SpA  (TELS) . . . . . .     10,000             112
 Telecom Italia SpA *  (TELS). . . . . . . . .      4,000              56
                                                                ---------
                                                                      480
Japan - 18.8%
 Acom Co., Ltd.  (LEND). . . . . . . . . . . .        500              49
 Asahi Bank, Ltd.  (BANK). . . . . . . . . . .     12,000              74
 Bank of Tokyo-Mitsubishi  (BANK). . . . . . .      5,000              70
 Benesse Corp.  (COMM) . . . . . . . . . . . .        200              48
 Bridgestone Corp.  (PART) . . . . . . . . . .      3,000              66
 Canon, Inc.  (COMM) . . . . . . . . . . . . .      4,000             159

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
INTERNATIONAL BALANCED PORTFOLIO

                                                                   Market
                Name of Issuer                    Shares           Value
                                                                  (000's)
COMMON STOCK - CONTINUED

Japan - Continued
 Citizen Watch Co., Ltd. (RETS)..................  6,000       $       38
 Dai - Ichi Kangyo Bank, Ltd. (FINL).............  9,000               84
 Dai Nippon Printng Co., Ltd. (COMM).............  4,000               64
 Daikin Industries, Ltd. (CONS)..................  5,000               68
 Denso Corp. (ETRN)..............................  2,000               48
 East Japan Railway Co. (TRAN)...................      6               32
 FamilyMart Co., Ltd. (RETF).....................    900               60
 Fanuc, Ltd. (ELEQ)..............................  1,300              166
 Fuji Bank, Ltd. (BANK)..........................  6,000               58
 Fuji Heavy Industries Ltd. (AUTO)...............  7,000               48
 Fuji Photo Film (LEIS)..........................  2,000               73
 Fujisawa Pharmeceutical Co., Ltd. (HEAL)........  3,000               73
 Fujitsu, Ltd. (ELEQ)............................  6,000              274
 Futaba Corp. (ETRN).............................    400               18
 Hitachi Credit Corp. (FINL).....................  2,000               41
 Hitachi Software (SOFT).........................  1,000              146
 Honda Motor Co. (AUTO)..........................  3,000              112
 House Foods Corp. (FOOD)........................  2,000               30
 Hoya Corp. (ETRN)...............................  1,000               79
 Ito-Yokado Co., Ltd. (RETS).....................  1,000              109
 Kamigumi Co., Ltd. (TRAN).......................  6,000               25
 KAO Corp. (HNBA)................................  2,000               57
 Kirin Brewery Co. (FOOD)........................  4,000               42
 Kokuyo Co. (COMM)...............................  1,000               13
 Kuraray Co., Ltd. (APPA)........................  4,000               41
 Matsushita Electric Industrial Co. (ETRN).......  5,000              138
 Mitsubishi Corp. (DIOP).........................  7,000               54
 Mitsubishi Estate Co., Ltd. (REAL)..............  4,000               39
 Mitsubishi Trust & Banking Corp. (BANK).........  4,000               35
 Mitsui Fudosan (REAL)...........................  6,000               41
 Mitsui O.S.K. Lines, Ltd. (TRAN)................ 22,000               37
 NEC Corp. (COMP)................................  6,000              143
 NGK Insulators (PART)...........................  6,000               45
 Nintendo Corp., Ltd. (LEIS).....................    600              100
 Nippon Steel Co. (STEE)......................... 19,000               44
 Nippon Telegraph & Telephone Corp. (UTIT).......     11              188
 Nissin Food Products Co., Ltd. (FOOD)...........  1,700               40
 Nitto Denko Corp. (ETRN)........................  2,000              100
 Nomura Securities Co., Ltd. (FUND)..............  4,000               72
 NTT Mobile Communications Network, Inc.
  (TELS).........................................     11              423
 Obayashi Corp. (CONS)...........................  7,000               33
 Orix Corp. (FINL)...............................    500              113
 Osaka Gas Co. (UTIG)............................ 10,000               24
 Ricoh Co., Ltd. (ETRN)..........................  2,000               38
 Rohm Co., Ltd. (ETRN)...........................    300              123
 Sankyo Co., Ltd. (HEAL).........................  2,000               41
 Santen Pharmaceutical Co., Ltd. (HEAL)..........  1,000               16
 Sanwa Bank, Ltd. (BANK).........................  2,000               24
 Secom Co. (ETRN)................................  1,000              110
 Sekisui House, Ltd. (CONS)......................  5,000               44
 Seven-Eleven Japan (RETF).......................  1,000              159
 Softbank Corp. * (SOFT).........................    100               96
 Sony Corp. (ETRN)...............................  1,000              297
 Sumisho Computer Systems Corp. (SOFT)...........  1,000               69
 Sumitomo Bakelite Co.,  Ltd. (CHEM).............  4,000               36
 Sumitomo Bank (BANK)............................  5,000               68
 Sumitomo Chemical Co. (CHEM)....................  9,000               42
 Sumitomo Electric Industries (TELE).............  3,000               35
 Takeda Chemical Industries (HEAL)...............  2,000               99
 TDK Corp. (COMP)................................  1,000              138
 Tokio Marine & Fire Insurance Co. (INSU)........  5,000               58
 Tokyo Electric Power (UTIE).....................  2,100               56
 Tokyo Electron, Ltd. (ETRN).....................  1,000              137
 Toyota Motor Corp. (AUTO).......................  4,000              194
 Yamato Transport Co., Ltd. (TRAN)...............  3,000              116
                                                                ---------
                                                                    5,930
Netherlands - 2.7%
 ABN Amro Holding NV (BANK)......................   3,222              80
 Elsevier NV (MEDP)..............................   8,500             102
 ING Groep NV (BANK).............................   3,918             237
 KPN NV (UTIT)...................................   1,950             190
 Royal Dutch Petroleum Co. (OILS)................   1,700             104
 TNT Post Group NV (TRAN)........................   2,100              60
 Unilever NV - CVA (CNSU)........................   1,192              66
                                                                ---------
                                                                      839
New Zealand - 0.2%
 Auckland International (TRAN)...................   4,200               6
 Carter Holt Harvey, Ltd. (PAPR).................   6,500               9
 Fletcher Challenge Paper (PAPR).................  10,300               7
 Lion Nathan, Ltd. (FOOD)........................   4,900              12
 Telecom Corp. of New Zealand, Ltd. (TELS).......   6,600              31
                                                                ---------
                                                                       65
Norway - 0.1%
 Norske Skogsindustrier ASA - Cl. A (PAPR).......     800              42

Portugal - 0.4%
 EDP-Electricidade de Portugal SA (UTIE).........   3,100              54
 Portugal Telecom, SA (TELS).....................   5,500              60
                                                                ---------
                                                                      114
Singapore - 0.5%
 Singapore Press Holdings, Ltd. (MEDP)...........   3,948              86
 United Overseas Bank, Ltd. (BANK)...............   6,336              56
                                                                ---------
                                                                      142
Spain - 1.7%
 Banco Popular Espanol SA (BANK).................   1,671             109
 Banco Santander Central Hispano SA (BANK).......   8,913             101
 Endesa SA (UTIE)................................   2,877              57
 Tabacalera SA - Cl. A (FOOD)....................   8,420             120
 Telefonica SA (UTIT)............................   6,077             152
                                                                ---------
                                                                      539

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
INTERNATIONAL BALANCED PORTFOLIO


                                                                  Market
                Name of Issuer                    Shares          Value
                                                                 (000's)
COMMON STOCK - CONTINUED

Sweden - 2.0%
 Electrolux AB - Ser. B (APPL) . . . . . . . .      5,390       $     136
 Investor AB - B Shares (FUND) . . . . . . . .      5,110              72
 Nordbanken Holding  (BANK)  . . . . . . . . .     19,990             118
 Swedish Match  (FOOD) . . . . . . . . . . . .     20,390              71
 Telefonaktiebolaget LM Ericsson - B Shares
  (TELE) . . . . . . . . . . . . . . . . . . .      3,800             244
                                                                ---------
                                                                      641
Switzerland - 2.1%
 Adecco SA - Reg. (COMM) . . . . . . . . . . .         96              75
 Nestle SA  (FOOD) . . . . . . . . . . . . . .         76             139
 Novartis AG  (HEAL) . . . . . . . . . . . . .        117             172
 Roche Holding AG  (HEAL)  . . . . . . . . . .         15             178
 Swisscom AG - Reg. (UTIT) . . . . . . . . . .        271             109
                                                                ---------
                                                                      673
United Kingdom - 9.7%
 Allied Zurich AG *  (INSU)  . . . . . . . . .      5,950              70
 AstraZeneca Group plc  (HEAL) . . . . . . . .      2,028              84
 Barclays Bank  (BANK) . . . . . . . . . . . .      3,000              86
 BP Amoco plc  (OILE)  . . . . . . . . . . . .     20,974             212
 British Aerospace plc  (AERO) . . . . . . . .      4,030              26
 British Airways plc  (TRAN) . . . . . . . . .      7,000              46
 British Telecommunications plc  (TELS)  . . .      9,000             218
 Charter plc  (DIOP) . . . . . . . . . . . . .     11,372              49
 Diageo plc  (FOOD)  . . . . . . . . . . . . .     11,739              94
 FKI plc  (DIOP) . . . . . . . . . . . . . . .     32,000             125
 Glaxo Wellcome plc - ADR (HEAL) . . . . . . .      6,300             179
 Greenalls Group, plc  (RETF)  . . . . . . . .      8,400              40
 House of Fraser plc  (RETS) . . . . . . . . .     19,000              23
 HSBC Holdings plc  (BANK) . . . . . . . . . .      5,000              69
 Lloyds TSB Group plc  (BANK)  . . . . . . . .     15,000             186
 Marconi plc  (TELE) . . . . . . . . . . . . .      9,400             166
 Marks & Spencer plc  (RETS) . . . . . . . . .     14,000              67
 National Power plc  (UTIE)  . . . . . . . . .     16,000              92
 Nycomed Amersham plc  (HEAL)  . . . . . . . .     12,000              76
 Peninsular & Oriental Steam Navigation Co.
  (TRAN) . . . . . . . . . . . . . . . . . . .      3,654              61
 PowerGen plc  (UTIE)  . . . . . . . . . . . .      9,000              65
 Prudential Corp.  (INSU)  . . . . . . . . . .      7,000             137
 Reckitt & Colman plc  (HNBA)  . . . . . . . .      5,000              47
 Reed International plc  (MEDP)  . . . . . . .     12,000              90
 Rio Tinto plc - Reg. (DIOP) . . . . . . . . .      4,900             118
 RJB Mining plc  (META)  . . . . . . . . . . .     15,500               8
 Royal & Sun Alliance Insurance Group plc
  (INSU) . . . . . . . . . . . . . . . . . . .      7,494              56
 Scottish and Southern Energy plc  (UTIE)  . .     11,900              95
 Tesco plc  (RETF) . . . . . . . . . . . . . .     31,000              94
 Thames Water plc  (AGRI)  . . . . . . . . . .      3,583              44
 Trinity Mirror plc  (MEDP)  . . . . . . . . .      6,800              73
 Unilever plc  (CNSU)  . . . . . . . . . . . .      9,000              66
 United News & Media plc  (MEDP) . . . . . . .     10,000             126
 Yorkshire Water plc  (AGRI) . . . . . . . . .     10,000              56
                                                                ---------
                                                                    3,044
                                                                ---------
                            TOTAL COMMON STOCK-      55.6%         17,551
                                                                =========

PREFERRED STOCK - 0.1%

Australia - 0.1%
 News Corp., Ltd.  (MEDI)  . . . . . . . . . .      2,700              23

                                                    Par
                                                   Value
                                                  (000's)
PUBLICLY-TRADED BONDS

Australia - 2.5%
 Queensland Treasury Corp. - Bonds (FORG)
 6.5% due 06/14/05 . . . . . . . . . . . . . .   $  1,250             805
Canada - 4.2%
 Government of Canada - Debs. (GOVF)
 4.25% due 12/01/21  . . . . . . . . . . . . .        770             622
 7.25% due 06/01/07  . . . . . . . . . . . . .        950             696
                                                                ---------
                                                                    1,318
Denmark - 2.5%
 Kingdom of Denmark - Bonds (GOVF)
 7.0% due 11/10/24 . . . . . . . . . . . . . .      1,000             150
 8.0% due 11/15/01 . . . . . . . . . . . . . .      2,700             387
 8.0% due 03/15/06 . . . . . . . . . . . . . .      1,600             245
                                                                ---------
                                                                      782
France - 5.7%
 Government of France - Debs. (GOVF)
 4.0% due 10/25/09 . . . . . . . . . . . . . .         90              81
 Government of France - Bonds (GOVF)
 5.5% due 10/12/01 . . . . . . . . . . . . . .      1,100           1,132
 5.5% due 04/25/29 . . . . . . . . . . . . . .        610             574
                                                                ---------
                                                                    1,787
Germany - 5.0%
 DePfa Deutsche Pfandbriefbank AG  (BANK)
 5.75% due 03/04/09  . . . . . . . . . . . . .        510             516
 Federal Republic of Germany - Bonds (GOVF)
 6.0% due 06/20/16 . . . . . . . . . . . . . .        230             242
 6.25% due 04/26/06  . . . . . . . . . . . . .        260             278
 Treuhandanstalt  (FORG)
 7.375% due 12/02/02 . . . . . . . . . . . . .        510             552
                                                                ---------
                                                                    1,588
Italy - 1.6%
 Republic of Italy  (GOVF)
 9.5% due 02/01/06 . . . . . . . . . . . . . .        420             502

Japan - 4.8%
 Government of Japan - Bonds (GOVF)
 4.4% due 03/21/05 . . . . . . . . . . . . . .    132,000           1,513

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
INTERNATIONAL BALANCED PORTFOLIO



                                                    Par           Market
                Name of Issuer                     Value           Value
                                                  (000's)         (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Netherlands - 2.8%
 Government of Netherlands - Bonds  (GOVF)
 5.5% due 01/15/28 . . . . . . . . . . . . . .   $    170         $   159
 5.75% due 02/15/07  . . . . . . . . . . . . .        140             145
 6.5% due 04/15/03 . . . . . . . . . . . . . .        560             593
                                                                  -------
                                                                      897
Spain - 2.1%
 Government of Spain - Bonds (GOVF)
 3.25% due 01/31/05  . . . . . . . . . . . . .        710             654

Supra National - 1.0%
 Government of Netherlands - Bonds (GOVF)
 3.75% due 07/15/09  . . . . . . . . . . . . .        165             145
 Queensland Treasury Corp.  (FORG)
 6.0% due 07/14/09 . . . . . . . . . . . . . .        270             163
                                                                  -------
                                                                      308
Sweden - 3.8%
 Government of Sweden - Debs. (GOVF)
 6.5% due 10/25/06 . . . . . . . . . . . . . .      3,600             444
 6.75% due 05/05/14  . . . . . . . . . . . . .      2,100             266
 10.25% due 05/05/03 . . . . . . . . . . . . .      3,700             499
                                                                  -------
                                                                    1,209
United Kingdom - 3.6%
 U.K. Treasury  (GOVF)
 7.25% due 12/07/07  . . . . . . . . . . . . .        655           1,152
                                                                  -------
                   TOTAL PUBLICLY-TRADED BONDS-      39.6%         12,515

SHORT-TERM INVESTMENTS - 2.6%
 Investment in joint trading account (Note B)
  5.242% due 01/03/00  . . . . . . . . . . . .         829            829
                                                 ---------        -------
                             TOTAL INVESTMENTS-      97.9%         30,918
           Cash and Receivables, less payables-       2.1%            659
                                                 ---------        -------
                                    NET ASSETS-     100.0%        $31,577
                                                 =========        =======

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY


                                                            Market      % of
                                                Industry     Value    Long-Term
                Industry                      Abbreviation  (000's)  Investments

Foreign Governmental . . . . . . . . . . . .      GOVF     $10,479      34.8%
Banks. . . . . . . . . . . . . . . . . . . .      BANK       2,797       9.3%
Foreign  . . . . . . . . . . . . . . . . . .      FORG       1,519       5.1%
Telecommunication Services . . . . . . . . .      TELS       1,511       5.0%
Electronic Products and Services . . . . . .      ETRN       1,183       3.9%
Diversified Operations . . . . . . . . . . .      DIOP         967       3.2%
Health Care Products . . . . . . . . . . . .      HEAL         917       3.0%
Insurance. . . . . . . . . . . . . . . . . .      INSU         884       2.9%
Telecommunication Equipment. . . . . . . . .      TELE         825       2.7%
Food, Beverage and Tobacco . . . . . . . . .      FOOD         648       2.2%
Telephone. . . . . . . . . . . . . . . . . .      UTIT         640       2.1%
Automobile . . . . . . . . . . . . . . . . .      AUTO         535       1.8%
Transportation Services. . . . . . . . . . .      TRAN         506       1.7%
Media - Publishing . . . . . . . . . . . . .      MEDP         476       1.6%
Electric Power . . . . . . . . . . . . . . .      UTIE         475       1.6%
Electrical Equipment . . . . . . . . . . . .      ELEQ         439       1.5%
Retail - Food. . . . . . . . . . . . . . . .      RETF         430       1.4%
Chemicals. . . . . . . . . . . . . . . . . .      CHEM         414       1.4%
Computer Software and Services . . . . . . .      SOFT         360       1.2%
Commercial Services. . . . . . . . . . . . .      COMM         359       1.2%
Retail - Department Stores . . . . . . . . .      RETS         288       1.0%
Construction . . . . . . . . . . . . . . . .      CONS         287       1.0%
Computer Equipment . . . . . . . . . . . . .      COMP         281       0.9%
Financial Services . . . . . . . . . . . . .      FINL         271       0.9%
Machinery. . . . . . . . . . . . . . . . . .      MACH         236       0.8%
Oil. . . . . . . . . . . . . . . . . . . . .      OILS         231       0.8%
Oil - Equipment and Services . . . . . . . .      OILE         217       0.7%
Auto and Truck Parts . . . . . . . . . . . .      PART         200       0.7%
Oil and Natural Gas Exploration and
 Production. . . . . . . . . . . . . . . . .      OILX         186       0.6%
Paper and Forest Products. . . . . . . . . .      PAPR         174       0.6%
Leisure and Recreation . . . . . . . . . . .      LEIS         173       0.6%
Brokerage and Investment Management. . . . .      FUND         144       0.5%
Household Appliances/Furnishings . . . . . .      APPL         136       0.5%
Consumer - Miscellaneous . . . . . . . . . .      CNSU         132       0.4%
Media - TV/Radio . . . . . . . . . . . . . .      MEDI         126       0.4%
Agricultural Operations. . . . . . . . . . .      AGRI         118       0.4%
Cosmetics and Personal Care Products . . . .      HNBA         104       0.3%
Real Estate Operations . . . . . . . . . . .      REAL          82       0.3%
Personal and Commercial Lending. . . . . . .      LEND          49       0.2%
Metals and Mining. . . . . . . . . . . . . .      META          45       0.2%
Steel. . . . . . . . . . . . . . . . . . . .      STEE          44       0.1%
Shoe and Apparel Manufacturing . . . . . . .      APPA          41       0.1%
Precious Metals/Gems/Stones. . . . . . . . .      PMET          41       0.1%
Real Estate Development. . . . . . . . . . .      READ          32       0.1%
Natural Gas Distribution . . . . . . . . . .      UTIG          32       0.1%
Aerospace and Defense. . . . . . . . . . . .      AERO          27       0.1%
Real Estate Investment Trust . . . . . . . .      REIT          14       0.0%
Containers . . . . . . . . . . . . . . . . .      CONT          14       0.0%
                                                           -------     ------
                                                           $30,089     100.0%
                                                           =======     ======
* Non-income producing security.
ADR - American Depository Receipts
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO

                                                               Market
               Name of Issuer                  Shares          Value
                                                              (000's)
COMMON STOCK

Business Services - 0.3%
 Internet Capital Group, Inc. * . . . . . .      8,795        $  1,495

Commercial Services - 5.8%
 Apollo Group, Inc. - Cl. A * . . . . . . .    385,404           7,732
 Edison Schools, Inc. * . . . . . . . . . .      9,330             147
 Lamar Advertising Co. *  . . . . . . . . .    102,490           6,207
 TMP Worldwide, Inc. *  . . . . . . . . . .     84,410          11,986
                                                              --------
                                                                26,072
Computer Equipment - 2.3%
 Silicon Storage Technology, Inc. * . . . .      9,440             389
 VERITAS Software Corp. * . . . . . . . . .     69,435           9,938
                                                              --------
                                                                10,327
Computer Software and Services - 16.4%
 Brocade Communications Systems, Inc. * . .     14,895           2,636
 Clarent Corp. *  . . . . . . . . . . . . .     16,895           1,314
 DoubleClick, Inc. *  . . . . . . . . . . .     50,935          12,890
 EarthLink Network, Inc. *  . . . . . . . .     43,165           1,834
 Exodus Communications, Inc. *  . . . . . .    165,335          14,684
 InfoSpace.com, Inc. *  . . . . . . . . . .      6,070           1,299
 Liberate Technologies, Inc. *  . . . . . .     29,200           7,504
 Network Solutions, Inc. - Cl. A *  . . . .     31,330           6,816
 Phone.com, Inc. *  . . . . . . . . . . . .     18,750           2,174
 Portal Software, Inc. *  . . . . . . . . .      9,440             971
 PSINet, Inc. * . . . . . . . . . . . . . .    140,090           8,651
 Safeguard Scientifics, Inc. *  . . . . . .     25,155           4,077
 Software.com, Inc. * . . . . . . . . . . .     40,225           3,862
 VA Linux Systems * . . . . . . . . . . . .      6,335           1,309
 Vignette Corp. * . . . . . . . . . . . . .     22,535           3,673
 Vitria Technology, Inc. *  . . . . . . . .      3,235             757
                                                              --------
                                                                74,451
Consumer - Miscellaneous - 0.1%
 FreeMarkets, Inc. *  . . . . . . . . . . .      1,330             454

Electronic Products and Services - 11.4%
 Atmel Corp. *  . . . . . . . . . . . . . .     34,000           1,005
 Gemstar International Group, Ltd. *  . . .    153,690          10,951
 SDL, Inc. *  . . . . . . . . . . . . . . .     82,960          18,085
 Vitesse Semiconductor Corp. *  . . . . . .    243,310          12,759
 Xilinx, Inc. * . . . . . . . . . . . . . .    193,060           8,778
                                                              --------
                                                                51,578
Financial Services - 3.5%
 Paychex, Inc.  . . . . . . . . . . . . . .    391,872          15,675

Health Care Products - 5.5%
 King Pharmaceuticals, Inc. * . . . . . . .     75,570           4,237
 MedImmune, Inc. *  . . . . . . . . . . . .     58,200           9,654
 MiniMed, Inc. *  . . . . . . . . . . . . .     47,035           3,445
 Sepracor, Inc. * . . . . . . . . . . . . .     76,705           7,608
                                                              --------
                                                                24,944
Health Care Services - 0.7%
 Healtheon Corp. *  . . . . . . . . . . . .     89,540           3,358

Leisure and Recreation - 2.6%
 Premier Parks, Inc. *  . . . . . . . . . .    153,285           4,426
 SFX Entertainment, Inc. *  . . . . . . . .    198,380           7,179
                                                              --------
                                                                11,605
Media - TV / Radio - 8.3%
 AMFM, Inc. * . . . . . . . . . . . . . . .     80,325           6,285
 Citadel Communications Corp. * . . . . . .     75,850           4,921
 Cox Radio, Inc. - Cl. A *  . . . . . . . .     13,145           1,311
 Entercom Communications Corp. *  . . . . .    102,035           6,734
 Hispanic Broadcasting Corp. *  . . . . . .    124,070          11,442
 Radio One, Inc. *  . . . . . . . . . . . .     33,845           3,114
 Univision Communications, Inc. - Cl. A * .     39,353           4,021
                                                              --------
                                                                37,828
Retail - Department Stores - 2.3%
 Amazon.com, Inc. * . . . . . . . . . . . .     40,250           3,064
 eBay, Inc. * . . . . . . . . . . . . . . .     57,075           7,145
                                                              --------
                                                                10,209
Retail - Food - 0.1%
 PizzaExpress plc . . . . . . . . . . . . .     21,324             252

Technology - 3.8%
 VeriSign, Inc. . . . . . . . . . . . . . .     90,625          17,304

Telecommunication Equipment - 9.9%
 American Tower Corp. - Cl. A . . . . . . .     92,650           2,832
 Crown Castle International Corp. . . . . .    378,320          12,153
 E-Tek Dynamics, Inc. * . . . . . . . . . .     87,960          11,842
 Furukawa Electric Co.  . . . . . . . . . .      2,000              30
 Powertel, Inc. . . . . . . . . . . . . . .     49,405           4,959
 RF Micro Devices, Inc. * . . . . . . . . .     62,960           4,309
 TriQuint Semiconductor, Inc. * . . . . . .     78,320           8,713
                                                              --------
                                                                44,838
Telecommunication Services - 20.1%
 AT&T Canada, Inc. *  . . . . . . . . . . .    160,850           6,474
 Clear Channel Communications, Inc. * . . .     44,505           3,972
 Clearnet Communications, Inc. - Cl. A *  .    152,245           5,233
 Level 3 Communications, Inc. * . . . . . .     89,985           7,368
 McLeodUSA, Inc. - Cl. A *  . . . . . . . .    248,680          14,641
 Microcell Telecommunications, Inc. * . . .     75,251           2,474
 Net2Phone, Inc. *  . . . . . . . . . . . .     67,735           3,112
 NTL, Inc. *  . . . . . . . . . . . . . . .     81,805          10,205
 Omnipoint Corp. *  . . . . . . . . . . . .     63,680           7,681
 Rogers Cantel Mobile Communications, Inc.*     94,350           3,432
 United States Cellular Corp. * . . . . . .     54,740           5,525
 VoiceStream Wireless Corp. * . . . . . . .     54,590           7,769
 Western Wireless Corp. - Cl. A * . . . . .    197,955          13,214
                                                              --------
                                                                91,100
Telephone - 4.8%
 Metromedia Fiber Network, Inc. - Cl. A * .    295,125          14,148
 NEXTLINK Communications, Inc. *  . . . . .     91,955           7,638
                                                              --------
                                                                21,786
                                                              --------
                         TOTAL COMMON STOCK-      97.9%        443,276

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO

                                                 Par           Market
               Name of Issuer                   Value          Value
                                               (000's)        (000's)
COMMERCIAL PAPER - 2.1%

Financial Services - 2.1%
 Association Corp. of North America
  4.0% due 01/03/00 . . . . . . . . . . . .   $  9,400        $  9,398
                                              --------        --------
                          TOTAL INVESTMENTS-     100.0%        452,674
        Cash and Receivables, less payables-       0.0%            263
                                              --------        --------
                                 NET ASSETS-     100.0%       $452,937
                                              ========        ========

* Non-income producing security.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
MID CAP BLEND PORTFOLIO

                                                              Market
                Name of Issuer                  Shares         Value
                                                              (000's)
COMMON STOCK

Aerospace and Defense - 0.8%
 Cordant Technologies, Inc. . . . . . . . . .      400        $   13
 Northrop Grumman Corp. . . . . . . . . . . .      600            33
                                                              ------
                                                                  46
Auto and Truck Parts - 1.0%
 Cooper Tire & Rubber Co. . . . . . . . . . .      700            11
 Dana Corp. . . . . . . . . . . . . . . . . .    1,100            33
 Meritor Automotive, Inc. . . . . . . . . . .      900            17
                                                              ------
                                                                  61
Banks - 5.7%
 AmSouth Bancorporation . . . . . . . . . . .    3,100            60
 Charter One Financial, Inc.  . . . . . . . .    5,145            99
 Comerica, Inc. . . . . . . . . . . . . . . .      900            42
 First Tennessee National Corp. . . . . . . .    1,200            34
 Firstar Corp.  . . . . . . . . . . . . . . .    1,672            35
 Golden West Financial Corp.  . . . . . . . .    1,800            60
                                                              ------
                                                                 330
Brokerage and Investment Management - 0.9%
 E*TRADE Group, Inc. *  . . . . . . . . . . .    2,100            55

Chemicals - 1.1%
 Hercules, Inc. . . . . . . . . . . . . . . .      600            17
 Praxair, Inc.  . . . . . . . . . . . . . . .      600            30
 Rohm & Haas Co.  . . . . . . . . . . . . . .      400            16
                                                              ------
                                                                  63
Commercial Services - 2.8%
 Convergys Corp. *  . . . . . . . . . . . . .    3,300           102
 Equifax, Inc.  . . . . . . . . . . . . . . .    1,500            35
 Lamar Advertising Co. *  . . . . . . . . . .      400            24
                                                              ------
                                                                 161
Computer Equipment - 0.7%
 Diebold, Inc.  . . . . . . . . . . . . . . .    1,000            23
 Network Appliance, Inc. *  . . . . . . . . .      200            17
                                                              ------
                                                                  40
Computer Software and Services - 6.9%
 Cabletron Systems, Inc. *  . . . . . . . . .    1,000            26
 Cadence Design Systems, Inc. * . . . . . . .    1,500            36
 Ceridian Corp. * . . . . . . . . . . . . . .      600            13
 DST Systems, Inc. *  . . . . . . . . . . . .      600            46
 Fiserv, Inc. . . . . . . . . . . . . . . . .    1,000            38
 Intuit, Inc. * . . . . . . . . . . . . . . .      600            36
 Novell, Inc. * . . . . . . . . . . . . . . .    1,200            48
 Policy Management Systems Corp. *  . . . . .      700            18
 Rational Software Corp. *  . . . . . . . . .    1,100            54
 SunGard Data Systems, Inc. . . . . . . . . .    1,300            31
 Synopsys, Inc. * . . . . . . . . . . . . . .      800            53
                                                              ------
                                                                 399
Construction - 0.5%
 Del Webb Corp. . . . . . . . . . . . . . . .    1,100            27

Consumer - Miscellaneous - 3.4%
 American Greetings Corp. - Cl. A . . . . . .    1,200            28
 Avery Dennison Corp. . . . . . . . . . . . .      600            44
 Black & Decker Corp. . . . . . . . . . . . .    1,600            84
 Parker-Hannifin Corp.  . . . . . . . . . . .      800            41
                                                              ------
                                                                 197
Containers - 0.6%
 Smurfit-Stone Container Corp. *  . . . . . .    1,400            34

Cosmetics and Personal Care Products - 1.7%
 Avon Products, Inc.  . . . . . . . . . . . .    1,100            36
 Dial Corp. . . . . . . . . . . . . . . . . .    2,500            61
                                                              ------
                                                                  97
Diversified Operations - 3.3%
 Danaher Corp.  . . . . . . . . . . . . . . .      900            43
 El Paso Energy Corp. . . . . . . . . . . . .    1,400            54
 Illinois Tool Works, Inc.  . . . . . . . . .      600            41
 Reynolds & Reynolds Co. - Cl. A  . . . . . .    2,300            52
                                                              ------
                                                                 190
Electric Power - 5.4%
 Ameren Corp. . . . . . . . . . . . . . . . .      800            26
 CMS Energy Corp. . . . . . . . . . . . . . .      200             6
 Constellation Energy Group . . . . . . . . .    1,300            38
 Dominion Resources, Inc. . . . . . . . . . .      800            31
 DPL, Inc.  . . . . . . . . . . . . . . . . .    1,300            23
 Edison International . . . . . . . . . . . .    1,400            37
 LG&E Energy Corp.  . . . . . . . . . . . . .    1,400            24
 Northeast Utilities  . . . . . . . . . . . .    1,400            29
 OGE Energy Corp. . . . . . . . . . . . . . .    1,200            23
 Peco Energy Co.  . . . . . . . . . . . . . .      900            31
 Reliant Energy, Inc. . . . . . . . . . . . .    1,400            32
 Wisconsin Energy Corp. . . . . . . . . . . .      600            12
                                                              ------
                                                                 312
Electrical Equipment - 1.4%
 American Power Conversion  . . . . . . . . .      400            11
 Pentair, Inc.  . . . . . . . . . . . . . . .      600            23
 Unicom Corp. . . . . . . . . . . . . . . . .    1,400            47
                                                              ------
                                                                  81
Electronic Products and Services - 13.7%
 Analog Devices, Inc. * . . . . . . . . . . .    1,100           102
 Applied Micro Circuits Corp. * . . . . . . .      500            64
 Atmel Corp. *  . . . . . . . . . . . . . . .    1,000            30
 Jabil Circuit, Inc. *  . . . . . . . . . . .      400            29
 Lam Research Corp. * . . . . . . . . . . . .      500            56
 Linear Technology Corp.  . . . . . . . . . .      700            50
 LSI Logic Corp. *  . . . . . . . . . . . . .    1,100            74
 Maxim Integrated Products, Inc. *  . . . . .    2,200           104
 Sanmina Corp. *  . . . . . . . . . . . . . .      700            70
 SCI Systems, Inc. *  . . . . . . . . . . . .    1,000            82
 Vitesse Semiconductor Corp. *  . . . . . . .      400            21
 Waters Corp. * . . . . . . . . . . . . . . .    1,500            80
 Xilinx, Inc. * . . . . . . . . . . . . . . .      800            36
                                                              ------
                                                                 798

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
MID CAP BLEND PORTFOLIO

                                                              Market
                Name of Issuer                  Shares         Value
                                                              (000's)
COMMON STOCK - CONTINUED

Food, Beverage and Tobacco - 1.4%
 Quaker Oats Co.  . . . . . . . . . . . . . .      700        $   46
 SUPERVALU, Inc.  . . . . . . . . . . . . . .      400             8
 Universal Corp.  . . . . . . . . . . . . . .      400             9
 UST, Inc.  . . . . . . . . . . . . . . . . .      800            20
                                                              ------
                                                                  83
Health Care Products - 5.0%
 Allergan, Inc. . . . . . . . . . . . . . . .      700            35
 Bausch & Lomb, Inc.  . . . . . . . . . . . .      500            34
 Forest Laboratories, Inc. *  . . . . . . . .    1,000            62
 Genetech, Inc. * . . . . . . . . . . . . . .      300            40
 QLT PhotoTherapeutics, Inc. *  . . . . . . .      800            47
 St. Jude Medical, Inc. * . . . . . . . . . .    1,500            46
 VISX, Inc. * . . . . . . . . . . . . . . . .      500            26
                                                              ------
                                                                 290
Health Care Services - 1.9%
 Biogen, Inc. * . . . . . . . . . . . . . . .      700            59
 Lincare Holdings, Inc. . . . . . . . . . . .      500            17
 Wellpoint Health Networks, Inc. *  . . . . .      500            33
                                                              ------
                                                                 109
Household Appliances / Furnishings - 1.0%
 Leggett & Platt, Inc.  . . . . . . . . . . .    1,100            24
 Maytag Corp. . . . . . . . . . . . . . . . .      500            24
 Whirlpool Corp.  . . . . . . . . . . . . . .      200            13
                                                              ------
                                                                  61
Housing - 1.0%
 Centex Corp. . . . . . . . . . . . . . . . .    1,700            42
 Clayton Homes, Inc.  . . . . . . . . . . . .    1,800            16
                                                              ------
                                                                  58
Insurance - 4.3%
 AXA Financial, Inc.  . . . . . . . . . . . .      600            20
 St. Paul Cos., Inc.  . . . . . . . . . . . .    1,400            47
 Torchmark, Inc.  . . . . . . . . . . . . . .    1,000            29
 Travelers Property Casualty Corp. - Cl. A  .    2,000            69
 XL Capital, Ltd. - Cl. A . . . . . . . . . .    1,600            83
                                                              ------
                                                                 248
Leisure and Recreation - 0.4%
 Hasbro, Inc. . . . . . . . . . . . . . . . .      800            15
 Mattel, Inc. . . . . . . . . . . . . . . . .      500             7
                                                              ------
                                                                  22
Machinery - 0.8%
 Ingersoll-Rand Co. . . . . . . . . . . . . .      900            50

Media - Publishing - 1.7%
 Knight-Ridder, Inc.  . . . . . . . . . . . .      800            48
 New York Times Co. - Cl. A . . . . . . . . .    1,100            54
                                                              ------
                                                                 102
Media - TV / Radio - 1.2%
 Hispanic Broadcasting Corp. *  . . . . . . .      100             9
 Westwood One, Inc. * . . . . . . . . . . . .      800            61
                                                              ------
                                                                  70
Metal Product and Fabrication - 0.2%
 Worthington Industries, Inc. . . . . . . . .      700            12

Natural Gas Distribution - 0.2%
 Sempra Energy  . . . . . . . . . . . . . . .      600            10

Oil - 0.3%
 Conoco, Inc. - Cl. A . . . . . . . . . . . .      700            17

Oil and Natural Gas Exploration and Production - 4.9%
 Amerada Hess Corp. . . . . . . . . . . . . .    1,400            79
 Anadarko Petroleum Corp. . . . . . . . . . .    2,500            85
 Apache Corp. . . . . . . . . . . . . . . . .      400            15
 Kerr-McGee Corp. . . . . . . . . . . . . . .    1,400            87
 Rowan Cos., Inc. * . . . . . . . . . . . . .      500            11
 USX-Marathon Group . . . . . . . . . . . . .      400            10
                                                              ------
                                                                 287
Paper and Forest Products - 2.8%
 Boise Cascade Corp.  . . . . . . . . . . . .      900            36
 Champion International Corp. . . . . . . . .      900            56
 Willamette Industries, Inc.  . . . . . . . .    1,500            70
                                                              ------
                                                                 162
Personal and Commercial Lending - 0.7%
 MBNA Corp. . . . . . . . . . . . . . . . . .    1,600            44

Pollution Control - 0.5%
 Allied Waste Industries, Inc. *  . . . . . .    3,500            31

Real Estate Development - 0.4%
 Ryland Group, Inc. . . . . . . . . . . . . .    1,000            23

Retail - Department Stores - 4.5%
 Circuit City Stores, Inc.  . . . . . . . . .      800            36
 Kmart Corp. *  . . . . . . . . . . . . . . .    1,700            17
 Limited, Inc.  . . . . . . . . . . . . . . .      700            30
 Tandy Corp.  . . . . . . . . . . . . . . . .    1,600            79
 Tiffany & Co.  . . . . . . . . . . . . . . .      300            27
 TJX Cos., Inc. . . . . . . . . . . . . . . .    3,500            71
                                                              ------
                                                                 260
Retail - Food - 1.5%
 Brinker International, Inc. *  . . . . . . .    2,400            58
 Outback Steakhouse, Inc. * . . . . . . . . .    1,200            31
                                                              ------
                                                                  89
Shoe and Apparel Manufacturing - 0.6%
 Jones Apparel Group, Inc. *  . . . . . . . .      900            25
 WestPoint Stevens, Inc. *  . . . . . . . . .      700            12
                                                              ------
                                                                  37
Steel - 1.0%
 AK Steel Holding Corp. . . . . . . . . . . .      300             5
 Nucor Corp.  . . . . . . . . . . . . . . . .      800            44
 Ryerson Tull, Inc. . . . . . . . . . . . . .      500            10
                                                              ------
                                                                  59

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
MID CAP BLEND PORTFOLIO

                                                              Market
                Name of Issuer                  Shares         Value
                                                              (000's)
COMMON STOCK - CONTINUED

Telecommunication Equipment - 3.4%
 ADC Telecommunications, Inc. * . . . . . . .      500        $   36
 RF Micro Devices, Inc. * . . . . . . . . . .      700            48
 Scientific-Atlanta, Inc. . . . . . . . . . .      300            17
 Tellabs, Inc. *  . . . . . . . . . . . . . .    1,500            96
                                                              ------
                                                                 197
Telecommunication Services - 3.1%
 Clear Channel Communications, Inc. * . . . .    2,000           178

Telephone - 1.1%
 Telephone and Data Systems, Inc. . . . . . .      500            63

Transportation Services - 3.9%
 Alaska Air Group, Inc. * . . . . . . . . . .      500            18
 CNF Transportation, Inc. . . . . . . . . . .    1,000            34
 Delta Air Lines, Inc.  . . . . . . . . . . .      200            10
 Kansas City Southern Industries, Inc.  . . .    1,300            97
 Northwest Airlines Corp. * . . . . . . . . .    1,300            29
 Southwest Airlines Co. . . . . . . . . . . .    2,300            37
                                                              ------
                                                                 225
                                                              ------
                           TOTAL COMMON STOCK-    97.7%        5,678
                                                  Par
                                                 Value
                                                (000's)
SHORT-TERM INVESTMENTS - 2.2%

 Investment in joint trading account (Note B)
  5.242% due 01/03/00 . . . . . . . . . . . .   $  125           125
                                                ------        ------
                            TOTAL INVESTMENTS-    99.9%        5,803
          Cash and Receivables, less payables-     0.1%            7
                                                ------        ------
                                   NET ASSETS-   100.0%       $5,810
                                                ======        ======

* Non-income producing security.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
LARGE CAP VALUE PORTFOLIO

                                                              Market
              Name of Issuer                  Shares          Value
                                                             (000's)
COMMON STOCK

Aerospace and Defense - 2.3%
 Boeing Co.  . . . . . . . . . . . . . . .     28,500        $  1,184
 Honeywell International, Inc. . . . . . .     13,600             785
 Lockheed Martin Corp. . . . . . . . . . .     76,800           1,680
                                                             --------
                                                                3,649
Auto and Truck Parts - 1.7%
 Dana Corp.  . . . . . . . . . . . . . . .     10,000             299
 General Motors Corp.  . . . . . . . . . .     13,200             960
 Genuine Parts Co. . . . . . . . . . . . .     30,100             747
 TRW, Inc. . . . . . . . . . . . . . . . .     11,500             597
                                                             --------
                                                                2,603
Banks - 6.4%
 Bank of America Corp. . . . . . . . . . .     16,400             823
 Bank One Corp.  . . . . . . . . . . . . .     42,300           1,356
 Chase Manhattan Corp. . . . . . . . . . .     10,100             784
 FleetBoston Financial Corp. . . . . . . .     58,472           2,035
 J.P. Morgan & Co., Inc. . . . . . . . . .     14,000           1,773
 KeyCorp . . . . . . . . . . . . . . . . .     22,900             507
 Mercantile Bankshares Corp. . . . . . . .     21,500             687
 National City Corp. . . . . . . . . . . .     25,400             602
 Wells Fargo & Co. . . . . . . . . . . . .     34,400           1,391
                                                             --------
                                                                9,958
Business Services - 0.9%
 Dun & Bradstreet Corp.  . . . . . . . . .     24,400             720
 H & R Block, Inc. . . . . . . . . . . . .     16,700             730
                                                             --------
                                                                1,450
Chemicals - 4.4%
 CK Witco Corp.  . . . . . . . . . . . . .     22,273             298
 Dow Chemical Co.  . . . . . . . . . . . .     13,500           1,804
 E.I. du Pont de Nemours & Co. . . . . . .     33,400           2,200
 Great Lakes Chemical Corp.  . . . . . . .     24,600             939
 Hercules, Inc.  . . . . . . . . . . . . .     38,300           1,068
 Imperial Chemical Industries plc - ADR  .     14,500             617
                                                             --------
                                                                6,926
Commercial Services - 0.3%
 R.R. Donnelley & Sons Co. . . . . . . . .     19,700             489

Computer Equipment - 2.4%
 Compaq Computer Corp. . . . . . . . . . .     30,200             817
 Hewlett-Packard Co. . . . . . . . . . . .     14,900           1,698
 Xerox Corp. . . . . . . . . . . . . . . .     56,300           1,277
                                                             --------
                                                                3,792
Construction - 0.4%
 Armstrong World Industries, Inc.  . . . .     16,300             544

Consumer - Miscellaneous - 1.9%
 Fortune Brands, Inc.  . . . . . . . . . .     19,500             645
 Stanley Works . . . . . . . . . . . . . .     29,100             877
 Tupperware Corp.  . . . . . . . . . . . .     14,000             237
 Unilever NV - CVA . . . . . . . . . . . .     21,400           1,182
                                                             --------
                                                                2,941

Cosmetics and Personal Care Products - 0.9%
 International Flavors & Fragrances, Inc.      35,200        $  1,329

Diversified Operations - 3.3%
 Cooper Industries, Inc. . . . . . . . . .     14,000             566
 Minnesota Mining & Manufacturing Co.  . .     22,000           2,153
 Pall Corp.  . . . . . . . . . . . . . . .     49,400           1,065
 PPG Industries, Inc.  . . . . . . . . . .     20,400           1,277
                                                             --------
                                                                5,061
Electric Power - 3.8%
 DQE, Inc. . . . . . . . . . . . . . . . .     16,900             585
 Duke Energy Co. . . . . . . . . . . . . .     27,100           1,359
 Entergy Corp. . . . . . . . . . . . . . .     14,800             381
 Firstenergy Corp. . . . . . . . . . . . .     29,200             663
 Niagara Mohawk Holdings, Inc. . . . . . .     16,600             231
 Reliant Energy, Inc.  . . . . . . . . . .     32,800             750
 ScottishPower plc - ADR . . . . . . . . .     15,718             440
 Southern Co.  . . . . . . . . . . . . . .     51,400           1,208
 Teco Energy, Inc. . . . . . . . . . . . .     13,900             258
                                                             --------
                                                                5,875
Electrical Equipment - 0.5%
 Unicom Corp.  . . . . . . . . . . . . . .     24,900             834

Electronic Products and Services - 0.3%
 Hubbell, Inc. - Cl. B . . . . . . . . . .     18,100             493

Financial Services - 3.3%
 Citigroup, Inc. . . . . . . . . . . . . .     43,275           2,405
 Mellon Financial Corp.  . . . . . . . . .     80,600           2,745
                                                             --------
                                                                5,150
Food, Beverage and Tobacco - 9.4%
 Anheuser-Busch Cos., Inc. . . . . . . . .     24,900           1,765
 Brown-Forman Corp. - Cl. B  . . . . . . .     15,700             899
 Campbell Soup Co. . . . . . . . . . . . .     30,000           1,160
 General Mills, Inc. . . . . . . . . . . .     65,100           2,327
 H.J. Heinz Co.  . . . . . . . . . . . . .     39,300           1,565
 Hershey Foods Corp. . . . . . . . . . . .     24,600           1,168
 Kellogg Co. . . . . . . . . . . . . . . .     29,700             915
 McCormick & Co., Inc. . . . . . . . . . .     28,600             851
 Philip Morris Cos., Inc.  . . . . . . . .     60,800           1,410
 Quaker Oats Co. . . . . . . . . . . . . .     22,000           1,444
 UST, Inc. . . . . . . . . . . . . . . . .     44,700           1,126
                                                             --------
                                                               14,630
Health Care Products - 4.8%
 Abbott Laboratories . . . . . . . . . . .     35,700           1,296
 American Home Products Corp.  . . . . . .     66,100           2,607
 Becton, Dickinson & Co. . . . . . . . . .      5,400             144
 Merck & Co., Inc. . . . . . . . . . . . .     13,300             892
 Pharmacia & Upjohn, Inc.  . . . . . . . .     43,700           1,967
 Smith & Nephew plc  . . . . . . . . . . .    149,500             502
                                                             --------
                                                                7,408
Household Appliances / Furnishings - 0.4%
 Whirlpool Corp. . . . . . . . . . . . . .      9,600             625

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
LARGE CAP VALUE PORTFOLIO

                                                              Market
              Name of Issuer                  Shares          Value
                                                             (000's)
COMMON STOCK - Continued

Insurance - 4.9%
 American General Corp.  . . . . . . . . .     26,200        $  1,988
 Chubb Corp. . . . . . . . . . . . . . . .     22,200           1,250
 Lincoln National Corp.  . . . . . . . . .     19,900             796
 Safeco Corp.  . . . . . . . . . . . . . .     26,300             654
 St. Paul Cos., Inc. . . . . . . . . . . .     44,352           1,494
 UnumProvident Corp. . . . . . . . . . . .     31,500           1,010
 XL Capital, Ltd. - Cl. A  . . . . . . . .      9,300             483
                                                             --------
                                                                7,675
Leisure and Recreation - 2.4%
 Eastman Kodak Co. . . . . . . . . . . . .     28,700           1,901
 Hasbro, Inc.  . . . . . . . . . . . . . .     28,900             551
 Hilton Hotels Corp. . . . . . . . . . . .     37,700             363
 Starwood Hotels & Resorts Worldwide, Inc.     40,700             957
                                                             --------
                                                                3,772
Media - Publishing - 2.0%
 Dow Jones & Co., Inc. . . . . . . . . . .     15,400           1,047
 Knight-Ridder, Inc. . . . . . . . . . . .     24,900           1,482
 Readers Digest Association, Inc. - Cl. A      17,300             506
                                                             --------
                                                                3,035
Media - TV / Radio - 1.3%
 The Walt Disney Co. . . . . . . . . . . .     70,900           2,074

Metal Product and Fabrication - 0.5%
 Reynolds Metals Co. . . . . . . . . . . .     10,300             789

Metals and Mining - 0.7%
 Inco, Ltd.  . . . . . . . . . . . . . . .     17,700             416
 Phelps Dodge Corp.  . . . . . . . . . . .     10,300             691
                                                             --------
                                                                1,107
Oil - 3.0%
 Atlantic Richfield Co. (ARCO) . . . . . .     31,000           2,681
 Royal Dutch Petroleum Co. - NY Shares . .     33,600           2,031
                                                             --------
                                                                4,712
Oil - Equipment and Services - 4.2%
 Baker Hughes, Inc.  . . . . . . . . . . .     60,000           1,264
 Exxon Mobil Corp. . . . . . . . . . . . .     64,767           5,218
                                                             --------
                                                                6,482
Oil and Natural Gas Exploration and Production - 7.5%
 Amerada Hess Corp.  . . . . . . . . . . .     24,300           1,379
 BP Amoco plc - ADR  . . . . . . . . . . .     47,652           2,827
 Chevron Corp. . . . . . . . . . . . . . .     25,700           2,226
 Phillips Petroleum Co.  . . . . . . . . .     17,700             832
 Texaco, Inc.  . . . . . . . . . . . . . .     36,000           1,955
 Unocal Corp.  . . . . . . . . . . . . . .     51,800           1,739
 USX-Marathon Group  . . . . . . . . . . .     32,500             802
                                                             --------
                                                               11,760
Paper and Forest Products - 4.7%
 Consolidated Papers, Inc. . . . . . . . .     24,500             780
 Fort James Corp.  . . . . . . . . . . . .     41,800           1,144
 International Paper Co. . . . . . . . . .     54,770           3,091
 Kimberly-Clark Corp.  . . . . . . . . . .     36,000           2,349
                                                             --------
                                                                7,364
Pollution Control - 0.7%
 Waste Management, Inc.  . . . . . . . . .     63,790           1,096

Precious Metals/Gems/Stones - 0.4%
 Newmont Mining Corp.  . . . . . . . . . .     27,400             671

Real Estate Investment Trust - 0.7%
 Simon Property Group, Inc.  . . . . . . .     35,500             814
 Vornado Realty Trust  . . . . . . . . . .      8,800             286
                                                             --------
                                                                1,100
Real Estate Operations - 0.3%
 Rouse Co. . . . . . . . . . . . . . . . .     20,600             438

Retail - Department Stores - 1.2%
 J.C. Penney Co., Inc. . . . . . . . . . .     12,800             255
 May Department Stores Co. . . . . . . . .     23,950             773
 Toys "R" Us, Inc. * . . . . . . . . . . .     55,200             790
                                                             --------
                                                                1,818
Retail - Drug Stores - 0.2%
 Rite Aid Corp.  . . . . . . . . . . . . .     24,000             268

Telecommunication Services - 1.4%
 BCE, Inc. . . . . . . . . . . . . . . . .     24,100           2,174

Telephone - 8.8%
 Alltel Corp.  . . . . . . . . . . . . . .     30,800           2,547
 AT&T Corp.  . . . . . . . . . . . . . . .     15,800             802
 Bell Atlantic Corp. . . . . . . . . . . .     31,300           1,927
 BellSouth Corp. . . . . . . . . . . . . .     15,700             735
 GTE Corp. . . . . . . . . . . . . . . . .     37,100           2,618
 SBC Communications, Inc.  . . . . . . . .     60,855           2,966
 U.S. West, Inc. . . . . . . . . . . . . .     29,600           2,131
                                                             --------
                                                               13,726
Transportation Services - 2.5%
 Burlington Northern Santa Fe  . . . . . .     25,700             623
 GATX Corp.  . . . . . . . . . . . . . . .      6,500             219
 Norfolk Southern Corp.  . . . . . . . . .     68,400           1,402
 Union Pacific Corp. . . . . . . . . . . .     37,900           1,654
                                                             --------
                                                                3,898
U.S. Government Agencies - 1.1%
 Federal National Mortgage Assoc.  . . . .     27,700           1,730
                                                             --------
                        TOTAL COMMON STOCK-      95.9%        149,446
                                                Par
                                               Value
                                              (000's)
COMMERCIAL PAPER

Commercial Services - 0.2%
 President & Fellows Harvard Co.
 5.0% due 01/03/00 . . . . . . . . . . . .   $    396             396

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
LARGE CAP VALUE PORTFOLIO

                                                Par           Market
              Name of Issuer                   Value          Value
                                              (000's)        (000's)
COMMERCIAL PAPER - CONTINUED

Electric Power - 1.3%
 Consolidated Edison, Inc.
 6.65% due 01/21/00  . . . . . . . . . . .   $  2,000        $  1,993

Financial Services - 1.3%
 Island Finance Puerto Rico, Inc.
 6.1% due 03/21/00 . . . . . . . . . . . .      2,000           1,973

Telecommunication Services - 1.3%
 British Telecommunications plc
 6.3% due 02/18/00 . . . . . . . . . . . .      2,000           1,983
                                                             --------
                    TOTAL COMMERCIAL PAPER-       4.1%          6,345
                                             --------        --------
                         TOTAL INVESTMENTS-     100.0%        155,791
       Cash and Receivables, less payables-       0.0%             58
                                             --------        --------
                                NET ASSETS-     100.0%       $155,849
                                             ========        ========

*    Non-income producing security.

ADR - American Depository Receipt

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE PORTFOLIO


                                                          Market
          Name of Issuer            Shares                Value
                                                         (000's)
COMMON STOCK

Aerospace and Defense - 1.5%
 Boeing Co. . . . . . . . . . . .      500              $     21
 General Dynamics Corp. . . . . .      600                    32
 Litton Industries, Inc. *  . . .      100                     5
 Northrop Grumman Corp. . . . . .      100                     5
 United Technologies Corp.  . . .      500                    32
                                                        --------
                                                              95
Auto and Truck Parts - 1.3%
 Cooper Tire & Rubber Co. . . . .      500                     8
 Cummins Engine Company, Inc. . .      200                    10
 General Motors Corp. . . . . . .      400                    29
 Johnson Controls, Inc. . . . . .      600                    34
 TRW, Inc.  . . . . . . . . . . .      100                     5
                                                        --------
                                                              86
Automobile - 1.8%
 Delphi Automotive Systems Corp.     3,200                    50
 Ford Motor Co. . . . . . . . . .    1,000                    54
 Hertz Corp. - Cl. A  . . . . . .      200                    10
                                                        --------
                                                             114
Banks - 10.7%
 Associated BancCorp. . . . . . .      500                    17
 Bank of America Corp.  . . . . .    2,500                   125
 Chase Manhattan Corp.  . . . . .    1,400                   109
 Comerica, Inc. . . . . . . . . .      100                     5
 Cullen/Frost Bankers, Inc. . . .      200                     5
 First Security Corp. . . . . . .      400                    10
 First Union Corp.  . . . . . . .      900                    30
 Firstar Corp.  . . . . . . . . .    2,700                    57
 FleetBoston Financial Corp.  . .    1,876                    65
 Golden West Financial Corp.  . .      600                    20
 J.P. Morgan & Co., Inc.  . . . .      200                    25
 KeyCorp  . . . . . . . . . . . .      300                     7
 National City Corp.  . . . . . .      400                     9
 Old Kent Financial Corp. . . . .      300                    11
 Suntrust Banks, Inc. . . . . . .      800                    55
 U.S. Bancorp . . . . . . . . . .      400                     9
 UnionBanCal Corp.  . . . . . . .      800                    32
 Washington Mutual, Inc.  . . . .      500                    13
 Wells Fargo & Co.  . . . . . . .    2,000                    81
                                                        --------
                                                             685
Brokerage and Investment Management - 2.7%
 Legg Mason, Inc. . . . . . . . .      800                    29
 Merrill Lynch & Co., Inc.  . . .      500                    42
 Morgan Stanley, Dean Witter,
  Discover & Co.  . . . . . . . .      400                    57
 Standard and Poor's Depositary
  Receipts. . . . . . . . . . . .      300                    44
                                                        --------
                                                             172
Business Services - 0.2%
 Comdisco, Inc. . . . . . . . . .      300                    11

Chemicals - 2.6%
 A. Schulman, Inc.  . . . . . . .      300                     5
 Air Products & Chemicals, Inc. .      200                     7
 Dow Chemical Co. . . . . . . . .      700                    93
 Engelhard Corp.  . . . . . . . .      200                     4
 H.B. Fuller Co.  . . . . . . . .      200                    11
 Praxair, Inc.  . . . . . . . . .      400                    20
 Sigma-Aldrich Corp.  . . . . . .      900                    27
                                                        --------
                                                             167
Commercial Services - 0.4%
 Deluxe Corp. . . . . . . . . . .      300                     8
 R.R. Donnelley & Sons Co.  . . .      300                     8
 ServiceMaster Co.  . . . . . . .      300                     4
 Valassis Communications, Inc. *       100                     4
                                                        --------
                                                              24
Computer Equipment - 2.4%
 Apple Computer, Inc. * . . . . .      200                    21
 Hewlett-Packard Co.  . . . . . .      700                    80
 International Business Machines Corp  400                    43
 Lexmark International Group, Inc. -
  Cl. A * . . . . . . . . . . . .      100                     9
                                                        --------
                                                             153
Computer Software and Services - 1.0%
 Electronic Data Systems Corp.  .      100                     7
 First Data Corp. . . . . . . . .      400                    20
 Network Associates, Inc. . . . .      100                     3
 Seagate Technology, Inc. * . . .      400                    18
 Sun Microsystems, Inc. * . . . .      200                    15
                                                        --------
                                                              63
Construction - 0.1%
 USG Corp. *  . . . . . . . . . .      100                     5

Consumer - Miscellaneous - 0.6%
 American Greetings Corp. - Cl. A      200                     5
 Avery Dennison Corp. . . . . . .      300                    22
 Parker-Hannifin Corp.  . . . . .      200                    10
                                                        --------
                                                              37
Cosmetics and Personal Care Products - 0.7%
 Procter & Gamble Co. . . . . . .      400                    44

Diversified Operations - 1.4%
 Eaton Corp.  . . . . . . . . . .      600                    44
 Minnesota Mining & Manufacturing Co.  200                    20
 National Service Industries, Inc.     100                     3
 Pall Corp. . . . . . . . . . . .      300                     6
 Tyco International, Ltd. . . . .      400                    15
                                                        --------
                                                              88
Electric Power - 4.9%
 Ameren Corp. . . . . . . . . . .      400                    13
 Dominion Resources, Inc. . . . .      800                    32
 Duke Energy Co.  . . . . . . . .    1,000                    50
 Edison International . . . . . .    1,000                    26
 Energy East Corp.  . . . . . . .    1,200                    25
 FPL Group, Inc.  . . . . . . . .      500                    21
 GPU, Inc.  . . . . . . . . . . .      500                    15

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE PORTFOLIO

                                                         Market
          Name of Issuer            Shares               Value
                                                        (000's)
COMMON STOCK - CONTINUED

Electric Power - Continued
 PG & E Corp. . . . . . . . . . .      400            $      8
 Public Services Enterprise Group,
  Inc.  . . . . . . . . . . . . .    1,400                  49
 Southern Co. . . . . . . . . . .    1,100                  26
 Texas Utilities Co.  . . . . . .    1,400                  50
                                                      --------
                                                           315
Electrical Equipment - 0.2%
 Emerson Electric Co. . . . . . .      200                  11

Electronic Products and Services - 1.7%
 Ball Corp. . . . . . . . . . . .      200                   8
 Cisco Systems, Inc. *  . . . . .      200                  21
 LSI Logic Corp. *  . . . . . . .      100                   7
 Micron Technology, Inc. *  . . .      100                   8
 Motorola, Inc. . . . . . . . . .      300                  44
 National Semiconductor Corp. * .      200                   8
 Texas Instruments, Inc.  . . . .      100                  10
                                                      --------
                                                           106
Financial Services - 3.7%
 Associates First Capital Corp. -
  Cl. A * . . . . . . . . . . . .      200                   6
 Citigroup, Inc.  . . . . . . . .    3,500                 194
 Mellon Financial Corp. . . . . .      200                   7
 Providian Financial Corp. *  . .      300                  27
                                                      --------
                                                           234
Food, Beverage and Tobacco - 2.5%
 Adolph Coors Co. - Cl. B . . . .      200                  10
 Anheuser-Busch Cos., Inc.  . . .      100                   7
 ConAgra, Inc.  . . . . . . . . .      700                  16
 Hormel Foods Corp. . . . . . . .      100                   4
 IBP, Inc.  . . . . . . . . . . .    1,600                  29
 Nabisco Group Holdings Corp. . .    3,100                  33
 Nabisco Holdings Corp. - Cl. A .    1,300                  41
 Philip Morris Cos., Inc. . . . .      500                  12
 UST, Inc.  . . . . . . . . . . .      300                   7
                                                      --------
                                                           159
Health Care Products - 1.5%
 Abbott Laboratories  . . . . . .      200                   7
 American Home Products Corp.   .      100                   4
 Bausch & Lomb, Inc.  . . . . . .      100                   7
 Baxter International, Inc. . . .      400                  25
 Bristol-Myers Squibb Co. . . . .      200                  13
 Johnson & Johnson  . . . . . . .      200                  19
 Pharmacia & Upjohn, Inc. . . . .      500                  22
                                                      --------
                                                            97
Health Care Services - 1.2%
 Columbia/HCA Healthcare Corp.  .      500                  15
 Trigon Healthcare, Inc. *  . . .      300                   9
 United Healthcare Corp.  . . . .    1,000                  53
                                                      --------
                                                            77
Household Appliances / Furnishings - 0.1%
 Springs Industries, Inc. - Cl. A      100                   4

Housing - 0.1%
 American Standard Cos., Inc. * .      100                   5

Insurance - 8.3%
 Aetna, Inc.  . . . . . . . . . .      400                  22
 AFLAC, Inc.  . . . . . . . . . .      600                  28
 American General Corp. . . . . .      800                  61
 American International Group, Inc.  1,100                 119
 AXA Financial, Inc.  . . . . . .    1,400                  48
 Conseco, Inc.  . . . . . . . . .      300                   5
 Hartford Financial Services
  Group, Inc. . . . . . . . . . .      400                  19
 Hartford Life, Inc. - Cl. A  . .      600                  26
 Loews Corp.  . . . . . . . . . .      700                  43
 Marsh & McLennan Cos., Inc.  . .      600                  58
 MBIA, Inc. . . . . . . . . . . .      300                  16
 MGIC Investment Corp.  . . . . .      100                   6
 The PMI Group, Inc.  . . . . . .      500                  24
 Travelers Property Casualty Corp.
  - Cl. A . . . . . . . . . . . .    1,500                  51
                                                      --------
                                                           526
Leisure and Recreation - 1.7%
 Brunswick Corp.  . . . . . . . .    1,900                  42
 Eastman Kodak Co.  . . . . . . .      700                  47
 Harrah's Entertainment, Inc. * .      200                   5
 Hasbro, Inc. . . . . . . . . . .      400                   8
 Metro-Goldwyn-Mayer, Inc. (MGM) *     300                   7
                                                      --------
                                                           109
Machinery - 0.9%
 Caterpillar, Inc.  . . . . . . .      100                   5
 Ingersoll-Rand Co. . . . . . . .      200                  11
 Tecumseh Products Co. - Cl. A  .      900                  42
                                                      --------
                                                            58
Media - Publishing - 1.5%
 AT&T Corp. - Liberty Media Group -
  Cl. A * . . . . . . . . . . . .      900                  51
 Knight-Ridder, Inc.  . . . . . .      200                  12
 New York Times Co. - Cl. A . . .      400                  20
 Times Mirror Co. - Cl. A . . . .      100                   7
 Tribune Co.  . . . . . . . . . .      100                   5
                                                      --------
                                                            95
Media - TV / Radio - 2.2%
 Comcast Corp. - Cl. A  . . . . .      100                   5
 Cox Communications, Inc. - Cl. A *    500                  26
 Fox Entertainment Group, Inc. -
  Cl. A * . . . . . . . . . . . .      600                  15
 Infinity Broadcasting Corp. - Cl.
  A * . . . . . . . . . . . . . .    1,000                  36
 The Walt Disney Co.  . . . . . .    1,000                  29
 Viacom, Inc. - Cl. B * . . . . .      500                  30
                                                      --------
                                                           141
Metals and Mining - 1.5%
 Alcan Aluminum, Ltd. . . . . . .    1,500                  62
 Alcoa, Inc.  . . . . . . . . . .      300                  25
 Inco, Ltd. . . . . . . . . . . .      300                   7
                                                      --------
                                                            94

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE PORTFOLIO

                                                          Market
          Name of Issuer            Shares                Value
                                                         (000's)
COMMON STOCK - CONTINUED

Natural Gas Distribution - 0.2%
 Enron Corp.  . . . . . . . . . .      300                $     13

Oil - 1.0%
 Atlantic Richfield Co. (ARCO)  .      200                      17
 Royal Dutch Petroleum Co. - NY
  Shares. . . . . . . . . . . . .      800                      49
                                                          --------
                                                                66
Oil - Equipment and Services - 5.0%
 Exxon Mobil Corp.  . . . . . . .    3,852                     310
 Halliburton Co.  . . . . . . . .      200                       8
                                                          --------
                                                               318
Oil and Natural Gas Exploration and Production - 3.2%
 Apache Corp. . . . . . . . . . .      800                      30
 Burlington Resources, Inc. . . .      200                       7
 Chevron Corp.  . . . . . . . . .    1,100                      95
 Coastal Corp.  . . . . . . . . .      100                       4
 Kerr-McGee Corp. . . . . . . . .      200                      12
 Murphy Oil Corp. . . . . . . . .      300                      17
 Phillips Petroleum Co. . . . . .      200                       9
 Texaco, Inc. . . . . . . . . . .      400                      22
 Transocean Sedco Forex, Inc. . .      300                      10
                                                          --------
                                                               206
Paper and Forest Products - 1.0%
 Georgia-Pacific Corp.  . . . . .    1,000                      51
 International Paper Co.  . . . .      100                       6
 Weyerhaeuser Co. . . . . . . . .      100                       7
                                                          --------
                                                                64
Personal and Commercial Lending - 0.2%
 Household International, Inc.  .      300                      11

Precious Metals/Gems/Stones - 0.7%
 Freeport-McMoRan Copper & Gold, Inc. -
  Cl. B . . . . . . . . . . . . .    2,200                      47

Retail - Department Stores - 2.6%
 Barnes & Noble, Inc. * . . . . .      500                      10
 BJ's Wholesale Club, Inc.  . . .      300                      11
 Circuit City Stores, Inc.  . . .      700                      31
 Federated Department Stores, Inc. * 1,200                      61
 Lands' End, Inc. . . . . . . . .      200                       7
 Limited, Inc.  . . . . . . . . .      700                      30
 Tiffany & Co.  . . . . . . . . .      100                       9
 Zale Corp. * . . . . . . . . . .      200                      10
                                                          --------
                                                               169
Retail - Food - 0.4%
 Albertson's, Inc.  . . . . . . .      200                       6
 Brinker International, Inc. *  .      200                       5
 Darden Restaurants, Inc. . . . .      500                       9
 McDonald's Corp. . . . . . . . .      100                       4
                                                          --------
                                                                24
Shoe and Apparel Manufacturing - 0.3%
 Nike, Inc. - Cl. B . . . . . . .      400                      20

Telecommunication Services - 2.2%
 BCE, Inc.  . . . . . . . . . . .    1,000                      90
 MediaOne Group, Inc. . . . . . .      400                      31
 United States Cellular Corp. * .      200                      20
                                                          --------
                                                               141
Telephone - 11.2%
 Alltel Corp. . . . . . . . . . .      400                      33
 AT&T Corp. . . . . . . . . . . .    4,200                     213
 Bell Atlantic Corp.  . . . . . .    1,300                      80
 BellSouth Corp.  . . . . . . . .    1,400                      66
 CenturyTel, Inc. . . . . . . . .      800                      38
 GTE Corp.  . . . . . . . . . . .      600                      42
 MCI WorldCom, Inc. * . . . . . .      900                      48
 NEXTLINK Communications, Inc. *       100                       8
 SBC Communications, Inc. . . . .    3,137                     153
 Sprint Corp. . . . . . . . . . .      500                      34
                                                          --------
                                                               715
Transportation Services - 1.5%
 Alaska Air Group, Inc. * . . . .      100                       4
 America West Holdings Corp. - Cl. B * 300                       6
 Burlington Northern Santa Fe . .      200                       5
 Canadian National Railway Co.  .      800                      21
 Delta Air Lines, Inc.  . . . . .      800                      40
 UAL Corp.  . . . . . . . . . . .      300                      23
                                                          --------
                                                                99
U.S. Government Agencies - 0.8%
 Federal Home Loan Mortgage Corp.      100                       5
 Federal National Mortgage Assoc.      700                      43
                                                          --------
                                                                48
                                                          --------
               TOTAL COMMON STOCK-    89.7%                  5,716
                                      Par
                                     Value
                                    (000's)
SHORT-TERM INVESTMENTS - 7.9%

 Investment in joint repurchase
  agreement with Goldman Sachs &
  Co. dated 12/31/99, 3.159% due
  01/03/00 (Secured by various
  U.S. Treasury obligations and
  U.S. Government Agency Bonds) .   $  500                     500
                                    ------                 -------
                TOTAL INVESTMENTS-    97.6%                  6,216
        Cash and Receivables, less     2.4%                    155
                         payables-
                                    ------                 -------
                       NET ASSETS-   100.0%                $ 6,371
                                    ======                 =======

*    Non-income producing security.

See notes to financial statements

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
LARGE/MID CAP VALUE PORTFOLIO

                                                              Market
                Name of Issuer                  Shares         Value
                                                              (000's)
COMMON STOCK

Aerospace and Defense - 2.3%
 Honeywell International, Inc.  . . . . . . .      800        $   46
 Northrop Grumman Corp. . . . . . . . . . . .      400            22
 United Technologies Corp.  . . . . . . . . .    1,100            71
                                                              ------
                                                                 139
Auto and Truck Parts - 2.0%
 Federal-Mogul Corp.  . . . . . . . . . . . .    1,100            22
 General Motors Corp. . . . . . . . . . . . .      400            29
 General Motors Corp. - Cl. H . . . . . . . .      400            39
 TRW, Inc.  . . . . . . . . . . . . . . . . .      600            31
                                                              ------
                                                                 121
Automobile - 0.9%
 Delphi Automotive Systems Corp.  . . . . . .    1,100            17
 Ford Motor Co. . . . . . . . . . . . . . . .      700            38
                                                              ------
                                                                  55
Banks - 9.2%
 Bank One Corp. . . . . . . . . . . . . . . .    3,100           100
 Mercantile Bankshares Corp.  . . . . . . . .    2,100            67
 Pacific Century Financial Corp.  . . . . . .    6,900           129
 U.S. Bancorp . . . . . . . . . . . . . . . .    4,900           117
 UnionBanCal Corp.  . . . . . . . . . . . . .    1,400            55
 Wachovia Corp. . . . . . . . . . . . . . . .    1,400            95
                                                              ------
                                                                 563
Brokerage and Investment Management - 2.0%
 A.G. Edwards, Inc. . . . . . . . . . . . . .    2,000            64
 Legg Mason, Inc. . . . . . . . . . . . . . .    1,600            58
                                                              ------
                                                                 122
Chemicals - 2.2%
 Air Products & Chemicals, Inc. . . . . . . .      600            20
 Cabot Corp.  . . . . . . . . . . . . . . . .      700            14
 CK Witco Corp. . . . . . . . . . . . . . . .      669             9
 Cytec Industries, Inc. * . . . . . . . . . .      500            11
 E.I. du Pont de Nemours & Co.  . . . . . . .      800            53
 Great Lakes Chemical Corp. . . . . . . . . .      500            19
 W.R. Grace & Co. . . . . . . . . . . . . . .      700            10
                                                              ------
                                                                 136
Commercial Services - 0.6%
 Convergys Corp. *  . . . . . . . . . . . . .      800            25
 Danka Business Systems plc - ADR . . . . . .      900            11
                                                              ------
                                                                  36
Computer Equipment - 2.8%
 3Com Corp. * . . . . . . . . . . . . . . . .      500            23
 Compaq Computer Corp.  . . . . . . . . . . .      800            22
 International Business Machines Corp.  . . .      600            65
 Quantum Corp. - DLT & Storage *  . . . . . .    2,200            33
 Redback Networks, Inc. * . . . . . . . . . .      150            27
                                                              ------
                                                                 170
Computer Software and Services - 1.5%
 Affiliated Computer Services, Inc. - Cl. A *      300            14
 First Data Corp. . . . . . . . . . . . . . .    1,300            64
 Unisys Corp. * . . . . . . . . . . . . . . .      500            16
                                                              ------
                                                                  94
Consumer - Miscellaneous - 0.6%
 Clorox Co. . . . . . . . . . . . . . . . . .      700            35

Containers - 0.5%
 Smurfit-Stone Container Corp. *  . . . . . .    1,200            29

Diversified Operations - 2.1%
 Eaton Corp.  . . . . . . . . . . . . . . . .      600            43
 El Paso Energy Corp. . . . . . . . . . . . .    1,100            43
 Minnesota Mining & Manufacturing Co. . . . .      400            39
                                                              ------
                                                                 125
Electric Power - 3.8%
 Calpine Corp. *  . . . . . . . . . . . . . .      800            51
 DQE, Inc.  . . . . . . . . . . . . . . . . .    1,300            45
 Duke Energy Co.  . . . . . . . . . . . . . .      400            20
 Edison International . . . . . . . . . . . .      300             8
 Endesa S.A. - ADR  . . . . . . . . . . . . .    1,100            22
 Montana Power Co.  . . . . . . . . . . . . .      500            18
 Peco Energy Co.  . . . . . . . . . . . . . .      600            21
 Pinnacle West Capital Corp.  . . . . . . . .    1,300            40
 UtiliCorp United, Inc. . . . . . . . . . . .      400             8
                                                              ------
                                                                 233
Electrical Equipment - 0.7%
 Unicom Corp. . . . . . . . . . . . . . . . .    1,200            40

Electronic Products and Services - 3.1%
 Adaptec, Inc. *  . . . . . . . . . . . . . .      500            25
 Analog Devices, Inc. * . . . . . . . . . . .      700            65
 Motorola, Inc. . . . . . . . . . . . . . . .      650            96
                                                              ------
                                                                 186
Financial Services - 6.3%
 Associates First Capital Corp. - Cl. A * . .    1,800            49
 Citigroup, Inc.  . . . . . . . . . . . . . .    5,300           295
 People's Bank - Bridgeport . . . . . . . . .    2,000            42
                                                              ------
                                                                 386
Food, Beverage and Tobacco - 2.7%
 McCormick & Co., Inc.  . . . . . . . . . . .    2,200            65
 PepsiCo, Inc.  . . . . . . . . . . . . . . .      900            32
 Philip Morris Cos., Inc. . . . . . . . . . .    1,300            30
 Sara Lee Corp. . . . . . . . . . . . . . . .    1,700            38
                                                              ------
                                                                 165
Health Care Products - 2.5%
 Abbott Laboratories  . . . . . . . . . . . .      900            33
 American Home Products Corp. . . . . . . . .      800            31
 Baxter International, Inc. . . . . . . . . .      600            38
 Pharmacia & Upjohn, Inc. . . . . . . . . . .    1,100            49
                                                              ------
                                                                 151
Health Care Services - 0.3%
 Columbia/HCA Healthcare Corp.  . . . . . . .      700            21

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
LARGE/MID CAP VALUE PORTFOLIO

                                                              Market
                Name of Issuer                  Shares         Value
                                                              (000's)
COMMON STOCK - CONTINUED

Insurance - 6.5%
 American International Group, Inc. . . . . .    1,000        $  108
 Cigna Corp.  . . . . . . . . . . . . . . . .    1,100            89
 Conseco, Inc.  . . . . . . . . . . . . . . .    2,400            43
 Marsh & McLennan Cos., Inc.  . . . . . . . .    1,100           105
 XL Capital, Ltd. - Cl. A . . . . . . . . . .    1,000            52
                                                              ------
                                                                 397
Leisure and Recreation - 1.1%
 Eastman Kodak Co.  . . . . . . . . . . . . .      300            20
 Mattel, Inc. . . . . . . . . . . . . . . . .    3,100            40
 Starwood Hotels & Resorts Worldwide, Inc.  .      200             5
                                                              ------
                                                                  65
Machinery - 0.7%
 Caterpillar, Inc.  . . . . . . . . . . . . .      200             9
 Ingersoll-Rand Co. . . . . . . . . . . . . .      600            33
                                                              ------
                                                                  42
Media - Publishing - 1.9%
 AT&T Corp. - Liberty Media Group - Cl. A * .    1,300            74
 Gannett Co., Inc.  . . . . . . . . . . . . .      500            41
                                                              ------
                                                                 115
Media - TV / Radio - 2.0%
 A.H. Belo Corp.  . . . . . . . . . . . . . .      800            15
 E.W. Scripps Co. - Cl. A . . . . . . . . . .      700            31
 Generale Cable Corp. . . . . . . . . . . . .    2,700            21
 Viacom, Inc. - Cl. B * . . . . . . . . . . .      900            54
                                                              ------
                                                                 121
Metals and Mining - 1.2%
 Alcoa, Inc.  . . . . . . . . . . . . . . . .      900            75

Natural Gas Distribution - 1.1%
 Columbia Energy Group, Inc.  . . . . . . . .      200            13
 Enron Corp.  . . . . . . . . . . . . . . . .    1,200            53
                                                              ------
                                                                  66
Oil - 5.0%
 Conoco, Inc. - Cl. B . . . . . . . . . . . .    5,100           127
 Repsol-YPF, S.A. - ADR . . . . . . . . . . .    3,800            88
 Suncor Energy, Inc.  . . . . . . . . . . . .    2,200            92
                                                              ------
                                                                 307
Oil and Natural Gas Exploration and Production - 3.8%
 Chevron Corp.  . . . . . . . . . . . . . . .      850            74
 Penzoil-Quaker State Co. . . . . . . . . . .    7,100            72
 Santa Fe International Corp. . . . . . . . .    1,200            31
 Transocean Sedco Forex, Inc. . . . . . . . .    1,600            54
                                                              ------
                                                                 231
Paper and Forest Products - 2.3%
 Bowater, Inc.  . . . . . . . . . . . . . . .      700            38
 Kimberly-Clark Corp. . . . . . . . . . . . .      600            39
 Temple-Inland, Inc.  . . . . . . . . . . . .      300            20
 Weyerhaeuser Co. . . . . . . . . . . . . . .      600            43
                                                              ------
                                                                 140

Pollution Control - 0.1%
 Republic Services, Inc. - Cl. A  . . . . . .      500             7

Real Estate Investment Trust - 1.0%
 Kimco Realty Corp. . . . . . . . . . . . . .      800            27
 Liberty Property Trust . . . . . . . . . . .      900            22
 Spieker Properties, Inc. . . . . . . . . . .      300            11
                                                              ------
                                                                  60
Retail - Department Stores - 2.8%
 Dayton Hudson Corp.  . . . . . . . . . . . .    1,000            74
 Intimate Brands, Inc.  . . . . . . . . . . .    2,300            99
                                                              ------
                                                                 173
Retail - Food - 0.8%
 McDonald's Corp. . . . . . . . . . . . . . .    1,200            48

Telecommunication Equipment - 0.8%
 American Tower Corp. - Cl. A . . . . . . . .    1,600            49

Telecommunication Services - 2.7%
 Clear Channel Communications, Inc. * . . . .      200            18
 EchoStar Communications Corp. - Cl. A *  . .    1,000            98
 Sprint PCS (PCS Group) * . . . . . . . . . .      500            51
                                                              ------
                                                                 167
Telephone - 12.1%
 AT&T Corp. . . . . . . . . . . . . . . . . .    4,100           208
 Bell Atlantic Corp.  . . . . . . . . . . . .    3,200           197
 MCI WorldCom, Inc. * . . . . . . . . . . . .    1,800            96
 SBC Communications, Inc. . . . . . . . . . .    2,795           136
 Sprint Corp. . . . . . . . . . . . . . . . .    1,500           101
                                                              ------
                                                                 738
Transportation Services - 2.4%
 AMR Corp. *  . . . . . . . . . . . . . . . .      500            33
 Atlas Air, Inc. *  . . . . . . . . . . . . .    1,200            33
 Canadian National Railway Co.  . . . . . . .      500            13
 Mesaba Holdings, Inc. *  . . . . . . . . . .    1,800            21
 SkyWest, Inc.  . . . . . . . . . . . . . . .      900            25
 Werner Enterprises, Inc. . . . . . . . . . .    1,700            24
                                                              ------
                                                                 149
U.S. Government Agencies - 2.1%
 Federal National Mortgage Assoc. . . . . . .    2,100           131
                                                              ------
                           TOTAL COMMON STOCK-    96.5%        5,888
                                                  Par
                                                 Value
                                                (000's)
SHORT-TERM INVESTMENTS - 3.5%

 Investment in joint trading account (Note B)
 5.242% due 01/03/00  . . . . . . . . . . . .   $  216        $  216
                                                ------        ------
                            TOTAL INVESTMENTS-   100.0%        6,104
          Payables, less cash and receivables-   (0.0)%           (3)
                                                ------        ------
                                   NET ASSETS-   100.0%       $6,101
                                                ======        ======

* Non-income producing security.

ADR - American Depository Receipt

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO

                                               Par           Market
              Name of Issuer                  Value          Value
                                             (000's)        (000's)
PUBLICLY-TRADED BONDS

Automobile- 1.1%
 DaimlerChrysler NA Holding Co.
 6.356% due 07/06/00 . . . . . . . . . . .   $ 5,000        $  5,020

Banks- 3.0%
 PNC Bank NA - Notes
 6.388% due 06/07/00 . . . . . . . . . . .     5,000           5,021
 6.411% due 07/12/00 . . . . . . . . . . .     8,500           8,524
                                                            --------
                                                              13,545
Brokerage and Investment Management- 5.8%
 Goldman Sachs Group, Inc. - Notes
 5.15% due 04/19/00  . . . . . . . . . . .     8,000           8,082
 6.162% due 08/07/00 . . . . . . . . . . .     7,000           7,065
 6.252% due 07/24/00 . . . . . . . . . . .     2,000           2,023
 6.271% due 07/31/00 . . . . . . . . . . .     2,000           2,022
 6.291% due 01/31/00 . . . . . . . . . . .       575             581
 Lehman Brothers Holdings, Inc. - Notes
 6.781% due 06/13/00 . . . . . . . . . . .     5,000           5,021
 7.08% due 05/22/00  . . . . . . . . . . .     1,300           1,338
                                                            --------
                                                              26,132
Commercial Services- 1.1%
 Xerox Credit Corp. - Notes
 6.043% due 12/08/00 . . . . . . . . . . .     5,000           5,038

Diversified Operations- 1.1%
 Ciesco L.P.
 6.482% due 08/14/00 . . . . . . . . . . .     5,000           5,015

Electronic Products and Services- 2.2%
 Sunstrand Corp.
 6.751% due 03/15/00 . . . . . . . . . . .    10,000          10,048

Financial Services- 2.2%
 National Rural Utilities Cooperative
  Finance Corp. - Notes
 6.141% due 06/26/00 . . . . . . . . . . .    10,000          10,009

Personal and Commercial Lending- 4.6%
 Ford Motor Credit Co. - Notes
 6.173% due 10/02/00 . . . . . . . . . . .     7,000           6,997
 General Motors Acceptance Corp. - Notes
 6.1% due 09/01/00 . . . . . . . . . . . .     6,000           6,028
 6.403% due 11/20/00 . . . . . . . . . . .     5,000           5,046
 Household Finance Corp. - Sr. Notes
 6.23% due 12/01/00  . . . . . . . . . . .     2,500           2,516
                                                            --------
                                                              20,587
                                                            --------
               TOTAL PUBLICLY-TRADED BONDS-     21.1%         95,394


COMMERCIAL PAPER

Aerospace and Defense - 1.5%
 United Technologies Corp.
 5.75% due 01/20/00  . . . . . . . . . . .     6,564           6,544

Banks - 12.7%
 ANZ (Delaware), Inc.
 6.45% due 02/03/00  . . . . . . . . . . .     4,500           4,473
 Bank of Nova Scotia
 5.4% due 06/01/00 . . . . . . . . . . . .     6,030           6,223
 5.94% due 10/02/00  . . . . . . . . . . .     7,000           7,092
 Chase Manhattan Bank USA
 5.08% due 02/01/00  . . . . . . . . . . .     5,000           5,171
 Deutsche Bank AG
 5.62% due 06/26/00  . . . . . . . . . . .     5,000           5,148
 National Bank of Canada
 5.14% due 04/24/00  . . . . . . . . . . .    20,000          20,720
 Svenska Handelsbanken NY
 5.23% due 03/01/00  . . . . . . . . . . .     4,000           4,178
 5.28% due 03/03/00  . . . . . . . . . . .     4,000           4,178
                                                            --------
                                                              57,183
Brokerage and Investment Management - 4.5%
 Lehman Brothers Holdings, Inc.
 6.02% due 05/01/00  . . . . . . . . . . .     5,000           4,899
 6.15% due 03/20/00  . . . . . . . . . . .     6,000           5,919
 Merrill Lynch & Co., Inc.
 5.55% due 01/24/00  . . . . . . . . . . .     2,424           2,415
 Salomon Smith Barney Holdings, Inc.
 5.65% due 02/04/00  . . . . . . . . . . .     7,000           6,964
                                                            --------
                                                              20,197
Chemicals - 1.5%
 E.I. du Pont de Nemours & Co.
 5.78% due 01/20/00  . . . . . . . . . . .     6,601           6,581

Consumer - Miscellaneous - 2.8%
 Moriarty, Ltd.
 6.1% due 01/19/00 . . . . . . . . . . . .     1,000             997
 6.31% due 01/10/00  . . . . . . . . . . .     1,900           1,897
 5.84% due 02/18/00  . . . . . . . . . . .    10,000           9,922
                                                            --------
                                                              12,816
Diversified Operations - 1.3%
 Diageo Capital plc
 5.85% due 01/18/00  . . . . . . . . . . .     5,992           5,975

Electric Power - 2.6%
 Aes Hawaii, Inc.
 6.55% due 01/11/00  . . . . . . . . . . .     3,000           2,995
 Electricite de France
 5.82% due 01/11/00  . . . . . . . . . . .     4,000           3,994
 General Electric Credit Capital of Puerto
  Rico
 5.83% due 03/17/00  . . . . . . . . . . .     5,000           4,938
                                                            --------
                                                              11,927
Financial Services - 44.7%
 Alpine Securitization Corp.
 5.85% due 01/18/00  . . . . . . . . . . .     2,000           1,994
 6.0% due 01/18/00 . . . . . . . . . . . .     2,816           2,808
 6.0% due 02/01/00 . . . . . . . . . . . .     4,000           3,979
 6.05% due 01/12/00  . . . . . . . . . . .     5,000           4,991

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO

                                               Par           Market
              Name of Issuer                  Value          Value
                                             (000's)        (000's)
COMMERCIAL PAPER - CONTINUED

Financial Services - Continued
 Centric Capital Corp.
 5.92% due 03/09/00  . . . . . . . . . . .   $ 1,640        $  1,622
 6.03% due 01/24/00  . . . . . . . . . . .     5,000           4,981
 6.03% due 01/27/00  . . . . . . . . . . .     3,885           3,868
 6.04% due 01/06/00  . . . . . . . . . . .     5,000           4,996
 Clipper Receivables Corp.
 5.5% due 01/07/00 . . . . . . . . . . . .     4,500           4,496
 5.93% due 01/31/00  . . . . . . . . . . .     5,035           5,010
 6.08% due 01/24/00  . . . . . . . . . . .     4,489           4,472
 6.24% due 01/21/00  . . . . . . . . . . .     3,000           2,990
 6.4% due 01/07/00 . . . . . . . . . . . .     5,000           4,995
 Corporate Asset Funding Co.
 5.86% due 01/19/00  . . . . . . . . . . .     8,000           7,976
 6.02% due 02/02/00  . . . . . . . . . . .     4,608           4,583
 Corporate Recievables Corp.
 6.03% due 01/19/00  . . . . . . . . . . .     6,702           6,682
 6.482% due 01/18/00 . . . . . . . . . . .     5,000           5,014
 Delaware Funding Corp.
 5.93% due 01/18/00  . . . . . . . . . . .     4,129           4,117
 Eagle Funding Capital Corp.
 6.6% due 02/04/00 . . . . . . . . . . . .     1,798           1,787
 6.7% due 02/10/00 . . . . . . . . . . . .     3,421           3,396
 6.71% due 01/31/00  . . . . . . . . . . .     4,252           4,228
 6.77% due 01/18/00  . . . . . . . . . . .     4,000           3,987
 6.8% due 01/11/00 . . . . . . . . . . . .     3,003           2,997
 7.25% due 01/10/00  . . . . . . . . . . .     1,255           1,253
 Falcon Asset Securitization Corp.
 5.9% due 01/21/00 . . . . . . . . . . . .     5,000           4,984
 5.95% due 01/11/00  . . . . . . . . . . .     4,000           3,993
 6.95% due 01/11/00  . . . . . . . . . . .     1,000             998
 General Electric Capital Corp.
 4.89% due 01/28/00  . . . . . . . . . . .     6,000           5,978
 5.97% due 02/04/00  . . . . . . . . . . .     5,000           4,972
 6.42% due 01/26/00  . . . . . . . . . . .     3,800           3,783
 Greenwich Funding Corp.
 5.5% due 02/07/00 . . . . . . . . . . . .     1,077           1,071
 5.96% due 03/10/00  . . . . . . . . . . .     5,000           4,943
 6.3% due 02/08/00 . . . . . . . . . . . .     1,200           1,192
 Monte Rosa Capital Corp.
 5.96% due 02/14/00  . . . . . . . . . . .     5,000           4,964
 Norwest Financial, Inc.
 6.5% due 01/31/00 . . . . . . . . . . . .     1,544           1,536
 Receivables Capital Corp.
 5.95% due 01/13/00  . . . . . . . . . . .     5,000           4,990
 Sheffield Receivables Corp.
 5.96% due 01/21/00  . . . . . . . . . . .     5,200           5,183
 6.01% due 01/28/00  . . . . . . . . . . .     3,876           3,859
 6.1% due 01/25/00 . . . . . . . . . . . .     7,000           6,971
 6.7% due 01/14/00 . . . . . . . . . . . .     4,000           3,990
 Sigma Finance, Inc.
 5.14% due 02/10/00  . . . . . . . . . . .     5,000           5,232
 5.78% due 04/14/00  . . . . . . . . . . .     4,000           3,933
 5.9% due 02/16/00 . . . . . . . . . . . .     6,000           5,955
 6.641% due 04/28/00 . . . . . . . . . . .     5,000           5,004
 State Street Cayman Islands
 5.0% due 01/03/00 . . . . . . . . . . . .     1,084           1,084
 Windmill Funding Corp.
 6.0% due 02/04/00 . . . . . . . . . . . .     6,150           6,115
 6.23% due 01/10/00  . . . . . . . . . . .    13,000          12,979
 6.7% due 01/20/00 . . . . . . . . . . . .     1,000             996
                                                            --------
                                                             201,927
Leisure and Recreation - 3.1%
 K2 USA LLC
 6.0% due 04/03/00 . . . . . . . . . . . .     1,500           1,477
 6.02% due 03/01/00  . . . . . . . . . . .     7,392           7,317
 6.08% due 01/18/00  . . . . . . . . . . .     5,000           4,986
                                                            --------
                                                              13,780
Personal and Commercial Lending - 0.5%
 Toyota Motor Credit Co.
 6.0% due 01/13/00 . . . . . . . . . . . .     2,397           2,392

Telecommunication Services - 1.1%
 American Telephone & Telegraph Co.
 6.136% due 07/13/00 . . . . . . . . . . .     5,000           5,067

Telephone - 2.2%
 SBC Communications, Inc.
 5.84% due 01/28/00  . . . . . . . . . . .    10,000           9,956
                                                            --------
                    TOTAL COMMERCIAL PAPER-     78.5%        354,345
                                             -------        --------
                         TOTAL INVESTMENTS-     99.6%        449,739
       Cash and Receivables, less Payables-      0.4%          1,496
                                             -------        --------
                                NET ASSETS-    100.0%       $451,235
                                             =======        ========

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
MID CAP VALUE PORTFOLIO

                                                                 Market
               Name of Issuer                   Shares            Value
                                                                 (000's)
COMMON STOCK

Aerospace and Defense - 2.2%
 General Dynamics Corp. . . . . . . . . . .     37,900          $ 1,999

Auto and Truck Parts - 5.0%
 General Motors Corp. - Cl. H . . . . . . .     18,300            1,757
 Lear Corp. * . . . . . . . . . . . . . . .     57,800            1,849
 Navistar International Corp., Inc. - Cl. B     21,400            1,014
                                                                -------
                                                                  4,620
Banks - 2.5%
 FleetBoston Financial Corp.  . . . . . . .     27,800              968
 Valley National Bancorp  . . . . . . . . .     46,000            1,288
                                                                -------
                                                                  2,256
Business Services - 4.4%
 Comdisco, Inc. . . . . . . . . . . . . . .     76,100            2,835
 Dun & Bradstreet Corp. . . . . . . . . . .     41,600            1,227
                                                                -------
                                                                  4,062
Chemicals - 4.7%
 Engelhard Corp.  . . . . . . . . . . . . .     56,400            1,065
 Praxair, Inc.  . . . . . . . . . . . . . .     36,800            1,851
 W.R. Grace & Co. . . . . . . . . . . . . .    104,200            1,446
                                                                -------
                                                                  4,362
Computer Software and Services - 9.0%
 Cabletron Systems, Inc. *  . . . . . . . .     39,900            1,037
 Cadence Design Systems, Inc. * . . . . . .     88,900            2,134
 Ceridian Corp. * . . . . . . . . . . . . .     92,400            1,992
 GetThere.com, Inc. * . . . . . . . . . . .     12,000              483
 Parametric Technology Corp. *  . . . . . .     77,800            2,106
 PSINet, Inc. * . . . . . . . . . . . . . .      9,100              562
                                                                -------
                                                                  8,314
Containers - 1.9%
 Sealed Air Corp. * . . . . . . . . . . . .      8,800              456
 Smurfit-Stone Container Corp. *  . . . . .     53,100            1,301
                                                                -------
                                                                  1,757
Diversified Operations - 0.8%
 Eaton Corp.  . . . . . . . . . . . . . . .     10,600              770

Electric Power - 2.2%
 Cinergy Corp.  . . . . . . . . . . . . . .     24,800              598
 Niagara Mohawk Holdings, Inc.  . . . . . .    100,600            1,402
                                                                -------
                                                                  2,000
Electrical Equipment - 2.7%
 UCAR International, Inc. * . . . . . . . .     75,900            1,352
 Unicom Corp. . . . . . . . . . . . . . . .     35,100            1,176
                                                                -------
                                                                  2,528
Electronic Products and Services - 1.9%
 National Semiconductor Corp. * . . . . . .     28,900            1,237
 Waters Corp. * . . . . . . . . . . . . . .      9,300              493
                                                                -------
                                                                  1,730
Energy - Alternative Source - 1.7%
 Dynegy, Inc. . . . . . . . . . . . . . . .     65,000            1,580

Financial Services - 1.7%
 Finova Group, Inc. . . . . . . . . . . . .     44,900            1,594

Health Care Products - 3.2%
 Becton, Dickinson & Co.  . . . . . . . . .     43,900            1,174
 Genzyme Corp. (General Division) * . . . .     39,000            1,755
                                                                -------
                                                                  2,929
Health Care Services - 1.9%
 Wellpoint Health Networks, Inc. *  . . . .     26,500            1,747

Household Appliances / Furnishings - 2.0%
 Maytag Corp. . . . . . . . . . . . . . . .     37,600            1,805

Insurance - 3.8%
 Ambac Financial Group, Inc.  . . . . . . .     24,000            1,252
 Aon Corp.  . . . . . . . . . . . . . . . .     28,300            1,132
 XL Capital, Ltd. - Cl. A . . . . . . . . .     22,200            1,152
                                                                -------
                                                                  3,536
Leisure and Recreation - 0.9%
 Starwood Hotels & Resorts Worldwide, Inc.      37,100              872

Machinery - 3.3%
 SPX Corp.  . . . . . . . . . . . . . . . .     24,200            1,956
 W.W. Grainger, Inc.  . . . . . . . . . . .     23,200            1,109
                                                                -------
                                                                  3,065
Media - Publishing - 1.7%
 AT&T Corp. - Liberty Media Group - Cl. A *     27,200            1,544

Media - TV / Radio - 4.2%
 A.H. Belo Corp.  . . . . . . . . . . . . .     90,400            1,723
 E.W. Scripps Co. - Cl. A . . . . . . . . .     21,000              941
 The News Corp., Ltd. - ADR . . . . . . . .     35,300            1,181
                                                                -------
                                                                  3,845
Metal Product and Fabrication - 1.3%
 Reynolds Metals Co.  . . . . . . . . . . .     15,900            1,218

Metals and Mining - 0.3%
 Phelps Dodge Corp. . . . . . . . . . . . .      3,900              262

Natural Gas Distribution - 1.2%
 Williams Cos., Inc.  . . . . . . . . . . .     36,500            1,116

Oil - 1.0%
 Tosco Corp.  . . . . . . . . . . . . . . .     33,300              905

Oil and Natural Gas Exploration and
Production - 9.2%
 Anadarko Petroleum Corp. . . . . . . . . .     36,400            1,242
 Apache Corp. . . . . . . . . . . . . . . .     36,000            1,330
 Coastal Corp.  . . . . . . . . . . . . . .     42,400            1,503
 Kinder Morgan, Inc.  . . . . . . . . . . .     33,600              678
 Noble Drilling Corp. * . . . . . . . . . .     28,500              933
 Transocean Sedco Forex, Inc. . . . . . . .     41,300            1,391
 USX-Marathon Group . . . . . . . . . . . .     57,900            1,430
                                                                -------
                                                                  8,507

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
MID CAP VALUE PORTFOLIO

                                                                 Market
               Name of Issuer                   Shares           Value
                                                                (000's)
COMMON STOCK - CONTINUED
Paper and Forest Products - 3.1%
 Bowater, Inc.  . . . . . . . . . . . . . .     29,000          $ 1,575
 Fort James Corp. . . . . . . . . . . . . .     46,900            1,284
                                                                -------
                                                                  2,859
Personal and Commercial Lending - 2.9%
 Countrywide Credit Industries, Inc.  . . .     60,700            1,533
 SLM Holding Corp.  . . . . . . . . . . . .     26,200            1,107
                                                                -------
                                                                  2,640
Real Estate Operations - 1.6%
 IndyMac Mortgage Holdings, Inc.  . . . . .    114,000            1,454
Retail - Department Stores - 3.2%
 Consolidated Stores Corp. *  . . . . . . .     91,400            1,485
 Harcourt General, Inc. . . . . . . . . . .     35,600            1,433
                                                                -------
                                                                  2,918
Steel - 1.5%
 AK Steel Holding Corp. . . . . . . . . . .     73,700            1,391
Telecommunication Equipment - 2.1%
 American Tower Corp. - Cl. A . . . . . . .     58,800            1,797
 ANTEC Corp.  . . . . . . . . . . . . . . .      2,500               91
                                                                -------
                                                                  1,888
Telecommunication Services - 4.8%
 EchoStar Communications Corp. - Cl. A *  .     12,100            1,180
 Global Crossing, Ltd.  . . . . . . . . . .     36,300            1,815
 Winstar Communications, Inc. * . . . . . .     19,000            1,429
                                                                -------
                                                                  4,424
Telephone - 0.5%
 Metromedia Fiber Network, Inc. - Cl. A * .     10,200              489

Transportation Services - 3.1%
 Continental Airlines, Inc. - Cl. B * . . .     32,700            1,451
 Kansas City Southern Industries, Inc.  . .     19,100            1,425
                                                                -------
                                                                  2,876
                                                                -------
                         TOTAL COMMON STOCK-      97.5%          89,862
                                                  Par
                                                  Value
                                                 (000's)
SHORT-TERM INVESTMENTS - 3.8%
 Investment in joint trading account (Note B)
  5.242% due 01/03/00 . . . . . . . . . . .   $  3,503            3,503
                          TOTAL INVESTMENTS-     101.3%          93,365
        Payables, less cash and receivables-      (1.3)%         (1,215)
                                              --------          -------
                                 NET ASSETS-     100.0%         $92,150
                                              ========          =======

* Non-income producing security.
ADR-American Depository Receipt
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
SMALL/MID CAP GROWTH PORTFOLIO


                                                                Market
              Name of Issuer                   Shares            Value
                                                                (000's)
COMMON STOCK

Automobile - 2.2%
 United Rentals, Inc. *  . . . . . . . . .    235,700          $  4,036

Banks - 5.8%
 Mercantile Bankshares Corp. . . . . . . .     90,000             2,874
 National Commerce Bancorporation  . . . .    111,800             2,536
 Westamerica Bancorporation  . . . . . . .     65,000             1,816
 Wilmington Trust Trust Corp.  . . . . . .     70,000             3,378
                                                               --------
                                                                 10,604
Brokerage and Investment Management - 0.6%
 Investment Technology Group, Inc. . . . .     38,400             1,104

Business Services - 2.3%
 American Management Systems, Inc. * . . .    133,300             4,182

Chemicals - 3.9%
 MacDermid, Inc. . . . . . . . . . . . . .     71,000             2,916
 Minerals Technologies, Inc. . . . . . . .    102,000             4,086
                                                               --------
                                                                  7,002
Commercial Services - 6.4%
 ACNielson Corp. * . . . . . . . . . . . .     71,500             1,761
 DeVry, Inc. * . . . . . . . . . . . . . .    106,000             1,974
 G & K Services, Inc. - Cl. A  . . . . . .    127,200             4,118
 NCO Group, Inc. * . . . . . . . . . . . .     15,300               461
 NOVA Corp. - Georgia *  . . . . . . . . .     72,900             2,301
 Tetra Tech, Inc. *  . . . . . . . . . . .     62,900               967
                                                               --------
                                                                 11,582
Computer Equipment - 1.6%
 The BISYS Group, Inc. * . . . . . . . . .     44,900             2,930

Computer Software and Services - 24.4%
 Acxiom Corp. *  . . . . . . . . . . . . .    160,000             3,840
 Affiliated Computer Services, Inc. -
  Cl. A *. . . . . . . . . . . . . . . . .     34,200             1,573
 Cognos, Inc. *  . . . . . . . . . . . . .     20,000               923
 DST Systems, Inc. * . . . . . . . . . . .     82,400             6,288
 Fiserv, Inc.  . . . . . . . . . . . . . .     83,800             3,211
 Macromedia, Inc. *  . . . . . . . . . . .     19,400             1,419
 National Instruments Corp. *  . . . . . .     33,000             1,262
 Policy Management Systems Corp. * . . . .     67,700             1,731
 Shared Medical Systems Corp.  . . . . . .    118,300             6,026
 Sterling Software, Inc. * . . . . . . . .    244,100             7,689
 SunGard Data Systems, Inc.  . . . . . . .     96,400             2,289
 Synopsys, Inc. *  . . . . . . . . . . . .     69,600             4,646
 Systems & Computer Technology Corp. * . .    177,000             2,876
 Verity, Inc. *  . . . . . . . . . . . . .     15,000               638
                                                               --------
                                                                 44,411
Consumer - Miscellaneous - 3.5%
 Catalina Marketing Corp. *  . . . . . . .     55,000             6,366

Containers - 1.3%
 Bemis Co., Inc. . . . . . . . . . . . . .     67,000             2,337

Cosmetics and Personal Care Products - 0.5%
 AptarGroup, Inc.  . . . . . . . . . . . .     39,200               985

Electric Power - 2.5%
 Montana Power Co. . . . . . . . . . . . .    125,300             4,519

Electrical Equipment - 1.9%
 Littelfuse, Inc. *  . . . . . . . . . . .    142,100             3,448

Electronic Products and Services - 7.6%
 C-Cube Microsystems, Inc. * . . . . . . .     37,400             2,328
 Dallas Semiconductor Corp.  . . . . . . .     81,300             5,239
 Sterling Commerce, Inc. * . . . . . . . .     80,300             2,735
 Waters Corp. *  . . . . . . . . . . . . .     54,500             2,889
 Xilinx, Inc. *  . . . . . . . . . . . . .     15,800               718
                                                               --------
                                                                 13,909
Food, Beverage and Tobacco - 2.8%
 Beringer Wine Estates Holdings *  . . . .    126,800             5,056

Health Care Products - 4.8%
 ALZA Corp. *  . . . . . . . . . . . . . .     45,000             1,558
 Biomet, Inc.  . . . . . . . . . . . . . .     62,500             2,500
 Genzyme Corp. (General Division) *  . . .     91,200             4,104
 Haemonetics Corp. * . . . . . . . . . . .     20,800               495
                                                               --------
                                                                  8,657
Health Care Services - 1.7%
 Covance, Inc. * . . . . . . . . . . . . .    293,500             3,173

Household Appliances / Furnishings - 4.2%
 Ethan Allen Interiors, Inc. . . . . . . .     89,500             2,870
 Herman Miller, Inc. . . . . . . . . . . .    157,400             3,620
 Leggett & Platt, Inc. . . . . . . . . . .     50,000             1,072
                                                               --------
                                                                  7,562
Insurance - 2.3%
 Reinsurance Group of America  . . . . . .    153,740             4,266

Leisure and Recreation - 2.2%
 Speedway Motorsports, Inc. *  . . . . . .    140,900             3,919

Media - TV / Radio - 0.6%
 Univision Communications, Inc. - Cl. A *      10,500             1,073

Oil - Equipment and Services - 1.0%
 Hanover Compressor Co. *  . . . . . . . .     46,200             1,744

Pollution Control - 1.8%
 Donaldson Co., Inc. . . . . . . . . . . .     33,200               799
 Ionics, Inc. *  . . . . . . . . . . . . .     88,900             2,500
                                                               --------
                                                                  3,299
Retail - Department Stores - 3.4%
 Bed Bath & Beyond, Inc. * . . . . . . . .    100,000             3,475
 Family Dollar Stores, Inc.  . . . . . . .    165,500             2,700
                                                               --------
                                                                  6,175
Retail - Food - 2.0%
 Whole Foods Market, Inc. *  . . . . . . .     80,100             3,715

Telecommunication Equipment - 2.1%
 Symbol Technologies, Inc. . . . . . . . .     59,000             3,750

Transportation Services - 2.2%
 Air Express International Corp. . . . . .     54,100             1,748



JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
SMALL/MID CAP GROWTH PORTFOLIO


                                                                Market
              Name of Issuer                   Shares            Value
                                                                (000's)
COMMON STOCK - CONTINUED

Transportation Services - Continued
 C.H. Robinson Worldwide, Inc. . . . . . .     58,400          $  2,322
                                                               --------
                                                                  4,070
                                                               --------
                        TOTAL COMMON STOCK-      95.6%          173,874
                                                 Par
                                                Value
                                               (000's)
SHORT-TERM INVESTMENTS - 5.1%

 Investment in joint trading account
  (Note B)
  5.242% due 01/03/00  . . . . . . . . . .   $   9,219            9,219
                                             ---------         --------
                         TOTAL INVESTMENTS-     100.7%          183,093
       Payables, less cash and receivables-     (0.7%)          (1,162)
                                             ---------         --------
                                NET ASSETS-     100.0%         $181,931
                                             =========         ========



* Non-income producing security.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
BOND INDEX PORTFOLIO

                                                   Par         Market
                Name of Issuer                    Value         Value
                                                 (000's)       (000's)
PUBLICLY-TRADED BONDS

Aerospace and Defense - 0.6%
 Raytheon Co. - Notes
 6.75% due 08/15/07  . . . . . . . . . . . . .   $  200        $   186
 United Technologies Corp. - Debs.
 8.875% due 11/15/19 . . . . . . . . . . . . .       50             56
                                                               -------
                                                                   242
Auto and Truck Parts - 0.2%
 Dana Corp. - Notes
 7.0% due 03/15/28 . . . . . . . . . . . . . .       75             66

Automobile - 0.5%
 DaimlerChrysler NA Holding Co.
 6.9% due 09/01/04 . . . . . . . . . . . . . .      150            149
 Delphi Automotive Systems Corp. - Debs.
 7.125% due 05/01/29 . . . . . . . . . . . . .       50             44
                                                               -------
                                                                   193
Banks - 4.2%
 African Development Bank - Sub. Notes
 6.875% due 10/15/15 . . . . . . . . . . . . .       35             33
 Bank One Corp. - Sr. Notes
 5.625% due 02/17/04 . . . . . . . . . . . . .      150            141
 BankAmerica Corp. - Sub. Notes
 6.5% due 03/15/06 . . . . . . . . . . . . . .      150            144
 Chase Manhattan Corp. - Sub. Notes
 7.125% due 02/01/07 . . . . . . . . . . . . .      225            220
 First Union Corp. - Sub. Notes
 8.125% due 06/24/02 . . . . . . . . . . . . .      230            235
 Fleet Financial Group - Sub. Debs.
 6.7% due 07/15/28 . . . . . . . . . . . . . .       75             65
 Golden West Financial Corp. - Sub. Notes
 6.7% due 07/01/02 . . . . . . . . . . . . . .      150            148
 InterAmerican Development Bank - Debs.
 8.5% due 03/15/11 . . . . . . . . . . . . . .      200            220
 Korea Development Bank - Bonds
 7.375% due 09/17/04 . . . . . . . . . . . . .      120            118
 National City Bank of Pennsylvania - Sub.
  Notes 7.25% due 10/21/11  . . . . . . . . ..       50             48
 Royal Bank of Scotland plc - Sub. Notes
 6.4% due 04/01/09 . . . . . . . . . . . . . .       50             46
 Wachovia Corp. - Sub. Notes
 5.625% due 12/15/08 . . . . . . . . . . . . .       75             65
 Wells Fargo & Co. - Sub. Notes
 6.875% due 04/01/06 . . . . . . . . . . . . .      150            145
                                                               -------
                                                                 1,628
Brokerage and Investment Management - 1.1%
 Lehman Brothers Holdings, Inc. - Notes
 8.5% due 05/01/07 . . . . . . . . . . . . . .      100            103
 Merrill Lynch & Co., Inc. - Notes
 8.0% due 06/01/07 . . . . . . . . . . . . . .      200            204
 Morgan Stanley, Dean Witter, Discover & Co.
 6.875% due 03/01/07 . . . . . . . . . . . . .      100             96
                                                               -------
                                                                   403
Business Services - 0.4%
 Comdisco, Inc. - Notes
 6.125% due 01/15/03 . . . . . . . . . . . . .      150            144

Chemicals - 1.1%
 ICI Wilmington, Inc. - Debs.
 8.75% due 05/01/01  . . . . . . . . . . . . .      300            306
 Morton International, Inc. - Debs.
 9.25% due 06/01/20  . . . . . . . . . . . . .       40             44
 Rohm & Haas Co. - Notes
 7.4% due 07/15/09 . . . . . . . . . . . . . .       80             79
                                                               -------
                                                                   429
Computer Equipment - 0.2%
 International Business Machines Corp. - Debs.
 7.0% due 10/30/25 . . . . . . . . . . . . . .      100             94

Consumer - Miscellaneous - 0.3%
 Fortune Brands, Inc. - Debs.
 7.875% due 01/15/23 . . . . . . . . . . . . .      100             99

Diversified Operations - 1.0%
 Diageo Capital plc
 6.125% due 08/15/05 . . . . . . . . . . . . .      200            189
 John Deere Capital Corp. - Notes
 6.0% due 02/15/09 . . . . . . . . . . . . . .       60             53
 Seagram , Ltd.
 8.35% due 01/15/22  . . . . . . . . . . . . .       50             51
 Tyco International Group SA
 6.375% due 06/15/05 . . . . . . . . . . . . .       80             75
                                                               -------
                                                                   368
Electric Power - 1.7%
 CalEnergy Co., Inc. - Bonds
 8.48% due 09/15/28  . . . . . . . . . . . . .       60             62
 Duke Energy Co. - 1st Ref. Mtg.
 6.75% due 08/01/25  . . . . . . . . . . . . .      100             85
 Enersis SA - Notes
 6.9% due 12/01/06 . . . . . . . . . . . . . .       30             27
 Florida Power & Light Co.
 7.75% due 02/01/23  . . . . . . . . . . . . .       50             47
 Ontario Hydro - Local Govt. Gtd.
 6.1% due 01/30/08 . . . . . . . . . . . . . .      100             93
 Philadelphia Electric Co. - 1st Ref. Mtg.
 7.125% due 09/01/02 . . . . . . . . . . . . .      100            100
 Tennessee Valley Authority
 6.75% due 11/01/25  . . . . . . . . . . . . .      100             93
 Virginia Electric Power Co. - 1st Mtge.
 7.625% due 07/01/07 . . . . . . . . . . . . .      150            150
                                                               -------
                                                                   657
Financial Services - 3.8%
 Ameritech Capital Funding Corp.
 6.875% due 10/15/27 . . . . . . . . . . . . .       60             54
 CIT Group, Inc. - Notes
 7.25% due 08/15/05  . . . . . . . . . . . . .      100             99
 Citicorp Capital II
 8.015% due 02/15/27 . . . . . . . . . . . . .      100             94

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
BOND INDEX PORTFOLIO

                                                   Par         Market
                Name of Issuer                    Value         Value
                                                 (000's)       (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Financial Services - Continued
 Finova Capital Corp. - Notes
 7.25% due 11/08/04  . . . . . . . . . . . . .   $  225        $   223
 Ford Capital B.V. - Debs.
 9.5% due 06/01/10 . . . . . . . . . . . . . .      150            167
 General Electric Capital Corp. - Debs.
 8.75% due 05/21/07  . . . . . . . . . . . . .      150            161
 KFW International Finance - Debs.
 9.125% due 05/15/01 . . . . . . . . . . . . .      300            310
 Morgan Stanley, Dean Witter, Discover & Co. -
  Notes
 6.875% due 03/01/03 . . . . . . . . . . . . .      200            197
 Sumitomo Bank International Finance NV - Notes
 8.5% due 06/15/09 . . . . . . . . . . . . . .      100            102
 Washington Mutual Capital I
 8.375% due 06/01/27 . . . . . . . . . . . . .       60             57
                                                               -------
                                                                 1,464
Food, Beverage and Tobacco - 0.9%
 Coca-Cola Enterprises, Inc. - Debs.
 8.5% due 02/01/22 . . . . . . . . . . . . . .      100            106
 Conagra, Inc. - Debs.
 9.75% due 03/01/21  . . . . . . . . . . . . .       75             87
 Food Lion, Inc. - Notes
 8.05% due 04/15/27  . . . . . . . . . . . . .       50             46
 Philip Morris Cos., Inc. - Debs.
 8.25% due 10/15/03  . . . . . . . . . . . . .      100            101
                                                               -------
                                                                   340
Foreign Governmental - 2.5%
 Government of New Zealand - Debs.
 8.75% due 12/15/06  . . . . . . . . . . . . .      120            131
 Hydro-Quebec
 8.4% due 01/15/22 . . . . . . . . . . . . . .      100            106
 Kingdom of Sweden - Debs.
 12.0% due 02/01/10  . . . . . . . . . . . . .       75            101
 Malaysia - Bonds
 8.75% due 06/01/09  . . . . . . . . . . . . .       50             52
 Province of Manitoba - Debs.
 6.875% due 09/15/02 . . . . . . . . . . . . .      200            199
 Province of Newfoundland - Debs.
 9.0% due 10/15/21 . . . . . . . . . . . . . .       60             67
 Province of Ontario
 8.0% due 10/17/01 . . . . . . . . . . . . . .      200            204
 Republic of Korea - Unsub.
 8.75% due 04/15/03  . . . . . . . . . . . . .       85             88
                                                               -------
                                                                   948
Insurance - 0.7%
 Aetna Services, Inc.
 7.625% due 08/15/26 . . . . . . . . . . . . .      100             89
 Hartford Life, Inc. Debs.
 7.65% due 06/15/27  . . . . . . . . . . . . .       50             48
 Torchmark, Inc. - Debs.
 8.25% due 08/15/09  . . . . . . . . . . . . .      100            100
 Travelers Property Casualty Corp. - Sr. Notes
 7.75% due 04/15/26  . . . . . . . . . . . . .       50             49
                                                               -------
                                                                   286
Machinery - 0.5%
 Reliance Electric Co. - Notes
 6.8% due 04/15/03 . . . . . . . . . . . . . .      200            199

Media - TV / Radio - 1.2%
 News America Holdings, Inc. - Debs.
 7.7% due 10/30/25 . . . . . . . . . . . . . .      100             93
 TCI Communciations, Inc. - Sr. Notes
 7.125% due 02/15/28 . . . . . . . . . . . . .       70             64
 The Walt Disney Co. - Sr. Notes
 6.75% due 03/30/06  . . . . . . . . . . . . .      200            196
 Time Warner Entertainment, Inc. - Sr. Notes
 8.375% due 07/15/33 . . . . . . . . . . . . .      100            104
                                                               -------
                                                                   457
Metals and Mining - 0.5%
 Noranda, Inc. - Debs.
 7.0% due 07/15/05 . . . . . . . . . . . . . .      200            189

Natural Gas Distribution - 0.5%
 Enron Corp. - Notes
 6.75% due 09/15/04  . . . . . . . . . . . . .      100             97
 Tennessee Gas Pipeline - Bonds
 7.5% due 04/01/17 . . . . . . . . . . . . . .      100             94
                                                               -------
                                                                   191
Oil - 0.8%
 Atlantic Richfield Co. (ARCO) - Notes
 5.55% due 04/15/03  . . . . . . . . . . . . .       75             72
 Conoco, Inc. - Sr. Notes
 6.95% due 04/15/29  . . . . . . . . . . . . .       90             81
 Occidental Petroleum Corp. - Debs.
 7.2% due 04/01/28 . . . . . . . . . . . . . .       40             36
 Tosco Corp. - Notes
 7.625% due 05/15/06 . . . . . . . . . . . . .      115            112
                                                               -------
                                                                   301
Oil - Equipment and Services - 0.2%
 Petroleum-Geo Services ASA - Sr. Notes
 6.625% due 03/30/08 . . . . . . . . . . . . .      100             92

Oil and Natural Gas Exploration and Production - 0.4%
 Phillips Petroleum Co. - Debs.
 6.65% due 07/15/18  . . . . . . . . . . . . .       50             45
 Saga Petroleum ASA - Debs.
 7.25% due 09/23/27  . . . . . . . . . . . . .       75             68
 Union Oil Co. of California
 7.5% due 02/15/29 . . . . . . . . . . . . . .       60             56
                                                               -------
                                                                   169
Paper and Forest Products - 0.5%
 Bowater, Inc. - Debs.
 9.0% due 08/01/09 . . . . . . . . . . . . . .      100            106

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
BOND INDEX PORTFOLIO

                                                   Par         Market
                Name of Issuer                    Value         Value
                                                 (000's)       (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Paper and Forest Products - Continued
 Champion International Corp. - Debs.
 7.35% due 11/01/25  . . . . . . . . . . . . .   $   50        $    45
 Westvaco Corp. - Notes
 7.1% due 11/15/09 . . . . . . . . . . . . . .       35             34
                                                               -------
                                                                   185
Personal and Commercial Lending - 2.2%
 Aristar, Inc. - Sr. Notes
 6.5% due 11/15/03 . . . . . . . . . . . . . .      200            194
 CitiFinacial Credit Co. - Notes
 5.9% due 09/01/03 . . . . . . . . . . . . . .      150            144
 General Motors Acceptance Corp. - Notes
 9.625% due 12/15/01 . . . . . . . . . . . . .      350            366
 Household Finance Corp. - Notes
 6.5% due 11/15/08 . . . . . . . . . . . . . .      100             92
 Toyota Motor Credit Corp. - Notes
 5.5% due 12/15/08 . . . . . . . . . . . . . .       60             52
                                                               -------
                                                                   848
Real Estate Investment Trust - 0.1%
 Spieker Properties, Inc. - Debs.
 7.5% due 10/01/27 . . . . . . . . . . . . . .       40             35

Retail - Department Stores - 0.5%
 Dayton Hudson Corp. - Debs.
 6.75% due 01/01/28  . . . . . . . . . . . . .       25             22
 Gap, Inc. - Notes
 6.9% due 09/15/07 . . . . . . . . . . . . . .      100             97
 Wal-Mart Stores, Inc. - Debs.
 6.75% due 10/15/23  . . . . . . . . . . . . .      100             90
                                                               -------
                                                                   209
Retail - Food - 0.3%
 Albertson's, Inc. - Notes
 6.625% due 06/01/28 . . . . . . . . . . . . .       50             43
 McDonald's Corp. - Sub. Debs.
 7.31% due 09/15/27  . . . . . . . . . . . . .       60             56
                                                               -------
                                                                    99
Telecommunication Equipment - 0.4%
 Lucent Technologies, Inc. - Debs.
 6.5% due 01/15/28 . . . . . . . . . . . . . .       50             44
 Lucent Technologies, Inc. - Notes
 7.25% due 07/15/06  . . . . . . . . . . . . .      100            100
                                                               -------
                                                                   144
Telecommunication Services - 0.8%
 Bell Canada
 7.75% due 04/01/06  . . . . . . . . . . . . .      125            127
 BellSouth Telecommunications, Inc. - Debs.
 7.0% due 10/01/25 . . . . . . . . . . . . . .      100             91
 Cable & Wireless Communication - Notes
 6.75% due 03/06/08  . . . . . . . . . . . . .       75             75
                                                               -------
                                                                   293
Telephone - 2.3%
 ALLTEL Corp. - Sr. Notes
 7.6% due 04/01/09 . . . . . . . . . . . . . .      100            100
 AT&T Corp. - Notes
 6.0% due 03/15/09 . . . . . . . . . . . . . .      200            182
 6.5% due 03/15/29 . . . . . . . . . . . . . .       60             52
 Comcast Cable Communications - Notes
 8.875% due 05/01/17 . . . . . . . . . . . . .       75             82
 MCI Worldcom, Inc. - Sr. Notes
 6.4% due 08/15/05 . . . . . . . . . . . . . .      200            192
 New York Telephone Co. - Debs.
 7.25% due 02/15/24  . . . . . . . . . . . . .      100             89
 SBC Communications Capital Corp. - Debs.
 5.875% due 06/01/03 . . . . . . . . . . . . .      100             97
 South Carolina Electric & Gas - 1st Mtge.
 7.5% due 06/15/23 . . . . . . . . . . . . . .      100             91
                                                               -------
                                                                   885
Transportation Services - 1.3%
 American Airlines, Inc. - Pass Through
  Certificates
 7.024% due 10/15/09 . . . . . . . . . . . . .       60             58
 CSX Corp. - Debs.
 7.45% due 05/01/07  . . . . . . . . . . . . .      125            123
 Delta Air Lines, Inc. - Debs.
 10.375% due 12/15/22  . . . . . . . . . . . .      100            117
 Laidlaw, Inc. - Debs.
 8.75% due 04/15/25  . . . . . . . . . . . . .      100             93
 Norfolk Southern Corp. - Notes
 7.35% due 05/15/07  . . . . . . . . . . . . .      125            122
                                                               -------
                                                                   513
U.S. Government Agencies - 13.6%
 Federal Home Loan Bank
 5.58% due 08/17/01  . . . . . . . . . . . . .      300            296
 Federal Home Loan Mortgage Corp.
 5.75% due 07/15/03  . . . . . . . . . . . . .      800            775
 5.75% due 04/15/08  . . . . . . . . . . . . .      100             92
 6.3% due 06/01/04 . . . . . . . . . . . . . .      300            292
 7.1% due 04/10/07 . . . . . . . . . . . . . .    1,500          1,501
 Federal National Mortgage Assoc.
 4.75% due 11/14/03  . . . . . . . . . . . . .      175            162
 5.125% due 02/13/04 . . . . . . . . . . . . .      230            216
 5.375% due 03/15/02 . . . . . . . . . . . . .      450            439
 5.625% due 05/14/04 . . . . . . . . . . . . .      450            430
 5.875% due 04/23/04 . . . . . . . . . . . . .      300            287
 6.0% due 05/15/08 . . . . . . . . . . . . . .       40             37
 6.16% due 08/07/28  . . . . . . . . . . . . .      125            109
 6.19% due 02/19/09  . . . . . . . . . . . . .      120            110
 6.25% due 05/15/29  . . . . . . . . . . . . .      140            125
 6.5% due 04/29/09 . . . . . . . . . . . . . .      200            187
 Financing Corp. - Bonds
 8.6% due 09/26/19 . . . . . . . . . . . . . .      150            171
                                                               -------
                                                                 5,229

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
BOND INDEX PORTFOLIO

                                                   Par         Market
                Name of Issuer                    Value         Value
                                                 (000's)       (000's)
PUBLICLY-TRADED BONDS - CONTINUED

U.S. Governmental - 51.8%
 U.S. Treasury - Bonds
 6.5% due 11/15/26 . . . . . . . . . . . . . .   $   25        $    24
 6.75% due 08/15/26  . . . . . . . . . . . . .      275            276
 7.625% due 11/15/22 . . . . . . . . . . . . .    1,340          1,470
 8.125% due 08/15/21 . . . . . . . . . . . . .      395            453
 8.75% due 05/15/17  . . . . . . . . . . . . .    1,100          1,314
 8.75% due 08/15/20  . . . . . . . . . . . . .    1,100          1,333
 9.25% due 02/15/16  . . . . . . . . . . . . .      300            370
 11.125% due 08/15/03  . . . . . . . . . . . .    2,000          2,293
 11.25% due 02/15/15 . . . . . . . . . . . . .      260            368
 11.75% due 02/15/10 . . . . . . . . . . . . .      250            304
 11.75% due 11/15/14 . . . . . . . . . . . . .      215            291
 U.S. Treasury - Notes
 6.5% due 05/31/02 . . . . . . . . . . . . . .    1,600          1,608
 6.875% due 05/15/06 . . . . . . . . . . . . .    1,525          1,552
 7.5% due 11/15/01 . . . . . . . . . . . . . .      800            817
 7.5% due 05/15/02 . . . . . . . . . . . . . .      450            462
 4.75% due 02/15/04  . . . . . . . . . . . . .      650            613
 4.75% due 11/15/08  . . . . . . . . . . . . .      860            759
 5.625% due 05/15/08 . . . . . . . . . . . . .      875            823
 6.125% due 07/31/00 . . . . . . . . . . . . .    1,250          1,252
 6.125% due 08/15/07 . . . . . . . . . . . . .      200            195
 6.375% due 03/31/01 . . . . . . . . . . . . .      500            501
 6.375% due 08/15/02 . . . . . . . . . . . . .      960            962
 7.875% due 11/15/04 . . . . . . . . . . . . .      720            761
 8.0% due 05/15/01 . . . . . . . . . . . . . .    1,100          1,125
                                                               -------
                                                                19,926
                                                               -------
                   TOTAL PUBLICLY-TRADED BONDS-    97.1%        37,325

SHORT-TERM INVESTMENTS - 2.6%

 Investment in joint trading account (Note B)
 5.242% due 01/03/00 . . . . . . . . . . . . .       985           985
                                                 -------       -------
                             TOTAL INVESTMENTS-    99.7%        38,310
           Cash and Receivables, less payables-     0.3%           126
                                                 -------       -------
                                    NET ASSETS-   100.0%       $38,436
                                                 =======       =======



See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
LARGE CAP AGGRESSIVE GROWTH PORTFOLIO

                                                                 Market
                Name of Issuer                    Shares          Value
                                                                 (000's)
COMMON STOCK

Aerospace and Defense - 3.3%
 Honeywell International, Inc.  . . . . . . .     3,375          $   195
 United Technologies Corp.  . . . . . . . . .     4,700              305
                                                                 -------
                                                                     500
Banks - 0.6%
 Bank of America Corp.  . . . . . . . . . . .     1,700               85

Brokerage and Investment Management - 4.6%
 Goldman Sachs Group, Inc.  . . . . . . . . .       700               66
 Merrill Lynch & Co., Inc.  . . . . . . . . .     1,400              117
 Morgan Stanley, Dean Witter, Discover & Co.      3,600              514
                                                                 -------
                                                                     697
Computer Equipment - 9.2%
 Dell Computer Corp. *  . . . . . . . . . . .    15,500              790
 Intel Corp.  . . . . . . . . . . . . . . . .     7,300              601
                                                                 -------
                                                                   1,391
Computer Software and Services - 10.5%
 America Online, Inc. * . . . . . . . . . . .     3,600              272
 EMC Corp. *  . . . . . . . . . . . . . . . .     2,500              273
 IMS Health, Inc. . . . . . . . . . . . . . .     3,300               90
 Microsoft Corp.  . . . . . . . . . . . . . .     5,400              630
 Oracle Corp. * . . . . . . . . . . . . . . .     1,300              146
 Sun Microsystems, Inc. * . . . . . . . . . .       600               46
 Yahoo!, Inc. * . . . . . . . . . . . . . . .       300              130
                                                                 -------
                                                                   1,587
Cosmetics and Personal Care Products - 1.0%
 Colgate-Palmolive Co.  . . . . . . . . . . .     2,300              150

Diversified Operations - 6.7%
 Costco Wholesale Corp. * . . . . . . . . . .     2,900              264
 General Electric Co. . . . . . . . . . . . .     1,200              186
 Tyco International, Ltd. . . . . . . . . . .    14,300              556
                                                                 -------
                                                                   1,006
Electronic Products and Services - 6.7%
 Applied Materials, Inc. *  . . . . . . . . .     1,900              241
 Cisco Systems, Inc. *  . . . . . . . . . . .     5,850              626
 Solectron Corp. *  . . . . . . . . . . . . .     1,500              143
                                                                 -------
                                                                   1,010
Financial Services - 5.7%
 Associates First Capital Corp. - Cl. A * . .    15,700              431
 Citigroup, Inc.  . . . . . . . . . . . . . .     7,600              422
                                                                 -------
                                                                     853
Health Care Products - 9.7%
 Bristol-Myers Squibb Co. . . . . . . . . . .     5,000              321
 Medtronic, Inc.  . . . . . . . . . . . . . .     4,600              168
 Pfizer, Inc. . . . . . . . . . . . . . . . .     6,100              198
 Schering-Plough Corp.  . . . . . . . . . . .     9,800              413
 Warner-Lambert Co. . . . . . . . . . . . . .     4,400              360
                                                                 -------
                                                                   1,460
Insurance - 1.5%
 American International Group, Inc. . . . . .     2,100              227

Media - Publishing - 3.8%
 AT&T Corp. - Liberty Media Group - Cl. A * .     9,300              528
 Gannett Co., Inc.  . . . . . . . . . . . . .       500               41
                                                                 -------
                                                                     569
Media - TV / Radio - 2.9%
 AMFM, Inc. * . . . . . . . . . . . . . . . .     2,100              164
 The Walt Disney Co.  . . . . . . . . . . . .     2,400               70
 Time Warner, Inc.  . . . . . . . . . . . . .     2,800              203
                                                                 -------
                                                                     437
Personal and Commercial Lending - 2.3%
 MBNA Corp. . . . . . . . . . . . . . . . . .    12,900              352

Retail - Department Stores - 11.1%
 eBay, Inc. * . . . . . . . . . . . . . . . .       300               38
 Gap, Inc.  . . . . . . . . . . . . . . . . .     4,400              202
 Home Depot, Inc. . . . . . . . . . . . . . .     7,800              535
 Kohl's Corp. . . . . . . . . . . . . . . . .     4,200              303
 Lowe's Cos., Inc.  . . . . . . . . . . . . .     6,900              412
 Wal-Mart Stores, Inc.  . . . . . . . . . . .     2,600              180
                                                                 -------
                                                                   1,670
Retail - Drug Stores - 0.9%
 Walgreen Co. . . . . . . . . . . . . . . . .     4,400              129

Retail - Food - 0.7%
 The Kroger Co. * . . . . . . . . . . . . . .     5,600              106

Telecommunication Equipment - 6.4%
 Lucent Technologies, Inc.  . . . . . . . . .     2,300              172
 Nokia Oyj - ADR  . . . . . . . . . . . . . .     4,200              798
                                                                 -------
                                                                     970
Telecommunication Services - 4.7%
 Clear Channel Communications, Inc. * . . . .     1,200              107
 MediaOne Group, Inc. . . . . . . . . . . . .     6,500              499
 Vodafone AirTouch plc - ADR  . . . . . . . .     2,200              109
                                                                 -------
                                                                     715
Telephone - 2.8%
 Sprint Corp. . . . . . . . . . . . . . . . .     6,200              417

U.S. Government Agencies - 1.5%
 Federal Home Loan Mortgage Corp. . . . . . .     4,000              188
 Federal National Mortgage Assoc. . . . . . .       700               44
                                                                 -------
                                                                     232
                                                                 -------
                           TOTAL COMMON STOCK-     96.6%          14,563

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
LARGE CAP AGGRESSIVE GROWTH PORTFOLIO

                                                   Par            Market
                Name of Issuer                    Value           Value
                                                 (000's)         (000's)
SHORT-TERM INVESTMENTS - 3.8%
 Investment in joint trading account (Note B)
  5.242% due 01/03/00 . . . . . . . . . . . .   $    568         $   568
                                                --------         -------
                            TOTAL INVESTMENTS-    100.4%          15,131
          Payables, less cash and receivables-    (0.4)%            (57)
                                                --------         -------
                                   NET ASSETS-    100.0%         $15,074
                                                ========         =======


* Non-income producing security.
ADR -American Depository Receipt
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
SMALL/MID CAP CORE PORTFOLIO

                                                               Market
                Name of Issuer                   Shares         Value
                                                               (000's)
COMMON STOCK
Auto and Truck Parts - 1.6%
 Autoliv, Inc. . . . . . . . . . . . . . . . .      600        $   18
 Avis Rent A Car, Inc. * . . . . . . . . . . .      500            13
 Bandag, Inc.  . . . . . . . . . . . . . . . .      600            15
 Cooper Tire & Rubber Co.  . . . . . . . . . .    1,200            19
 Cummins Engine Company, Inc.  . . . . . . . .      400            19
 Federal-Mogul Corp. . . . . . . . . . . . . .      400             8
 Lear Corp. *  . . . . . . . . . . . . . . . .      400            13
 Superior Industries International, Inc. . . .      600            16
 Tower Automotive, Inc. *  . . . . . . . . . .      600             9
                                                               ------
                                                                  130
Automobile - 0.2%
 Group 1 Automotive, Inc. *  . . . . . . . . .      400             5
 Oshkosh Truck Corp. . . . . . . . . . . . . .      500            15
                                                               ------
                                                                   20
Banks - 5.5%
 Associated Banc-Corp. . . . . . . . . . . . .      600            21
 Astoria Financial Corp. . . . . . . . . . . .      400            12
 Banknorth Group, Inc. . . . . . . . . . . . .      600            16
 Bay View Capital Corp.  . . . . . . . . . . .      800            11
 Capitol Federal Financial . . . . . . . . . .    2,100            20
 CCB Financial Corp. . . . . . . . . . . . . .      600            26
 City National Corp. . . . . . . . . . . . . .      400            13
 Community Trust Bancorp, Inc. . . . . . . . .      300             6
 CORUS Bankshares, Inc.  . . . . . . . . . . .      400            10
 Dime Bancorp, Inc.  . . . . . . . . . . . . .    1,300            20
 F & M National Corp.  . . . . . . . . . . . .    1,000            28
 First Citizens BancShares, Inc. - Cl. A . . .      300            21
 First Security Corp.  . . . . . . . . . . . .      700            18
 First Sentinel Bancorp, Inc.  . . . . . . . .    1,500            12
 First United Bancshares, Inc. . . . . . . . .      600             8
 Golden State Bancorp, Inc. *  . . . . . . . .      300             5
 Hancock Holding Co. . . . . . . . . . . . . .      400            15
 Harbor Florida Bancshares, Inc. . . . . . . .      600             8
 Hibernia Corp. - Cl. A  . . . . . . . . . . .      600             6
 Independence Community Bank Corp. . . . . . .      500             6
 Investors Financial Services Corp.  . . . . .      200             9
 Mercantile Bankshares Corp. . . . . . . . . .      600            19
 National City Bancshares, Inc.  . . . . . . .       10
 Net.B@nk, Inc. *  . . . . . . . . . . . . . .      200             4
 North Fork Bancorporation, Inc. . . . . . . .      800            14
 OceanFirst Financial Corp.  . . . . . . . . .      800            14
 Omega Financial Corp. . . . . . . . . . . . .      500            15
 Roslyn Bancorp, Inc.  . . . . . . . . . . . .      400             7
 Silicon Valley Bancshares * . . . . . . . . .      400            20
 TeleBanc Financial Corp.  . . . . . . . . . .      600            16
 United Community Financial Corp.  . . . . . .      800             8
 Valley National Bancorp . . . . . . . . . . .    1,656            46
                                                               ------
                                                                  454
Brokerage and Investment Management - 1.1%
 A.G. Edwards, Inc.  . . . . . . . . . . . . .      700            23
 Affiliated Managers Group, Inc. * . . . . . .      600            24
 Jefferies Group, Inc. . . . . . . . . . . . .      700            15
 John Nuveen Co. - Cl. A . . . . . . . . . . .      400            14
 Waddell & Reed Financial, Inc. - Cl. A  . . .      500            14
                                                               ------
                                                                   90
Business Services - 1.7%
 Comdisco, Inc.  . . . . . . . . . . . . . . .      900            34
 Express Scripts, Inc. - Cl. A * . . . . . . .      200            13
 Harris Corp.  . . . . . . . . . . . . . . . .    1,000            27
 InaCom Corp.  . . . . . . . . . . . . . . . .      200             1
 Interim Services, Inc.  . . . . . . . . . . .      600            15
 Manpower, Inc.  . . . . . . . . . . . . . . .      500            19
 Robert Half International, Inc. . . . . . . .      600            17
 USWeb Corp. * . . . . . . . . . . . . . . . .      300            13
                                                               ------
                                                                  139
Chemicals - 1.7%
 Arch Chemicals, Inc.  . . . . . . . . . . . .      400             8
 CK Witco Corp.  . . . . . . . . . . . . . . .      600             8
 Cytec Industries, Inc. *  . . . . . . . . . .      500            12
 Georgia Gulf Corp.  . . . . . . . . . . . . .      500            15
 H.B. Fuller Co. . . . . . . . . . . . . . . .      400            22
 IMC Global, Inc.  . . . . . . . . . . . . . .      900            15
 International Specialty Products, Inc.  . . .      600             6
 Millennium Chemicals, Inc.  . . . . . . . . .      700            14
 Octel Corp. * . . . . . . . . . . . . . . . .      500             5
 Sigma-Aldrich Corp. . . . . . . . . . . . . .    1,200            36
                                                               ------
                                                                  141
Commercial Services - 3.7%
 ACNielson Corp. * . . . . . . . . . . . . . .      600            15
 Brady Corp. - Cl. A . . . . . . . . . . . . .      300            10
 Circle.com *  . . . . . . . . . . . . . . . .       75             1
 Data Broadcasting Corp. * . . . . . . . . . .      200             2
 Deluxe Corp.  . . . . . . . . . . . . . . . .      600            17
 F.Y.I., Inc. *  . . . . . . . . . . . . . . .      300            10
 Fair Issac & Co., Inc.  . . . . . . . . . . .      400            21
 Intraware, Inc. * . . . . . . . . . . . . . .      100             8
 Lamar Advertising Co. * . . . . . . . . . . .      400            24
 Lason, Inc. * . . . . . . . . . . . . . . . .      200             2
 Olsten Corp.  . . . . . . . . . . . . . . . .    1,100            12
 Paxar Corp. * . . . . . . . . . . . . . . . .      900             8
 Pittway Corp. - Cl. A . . . . . . . . . . . .      300            13
 Power One, Inc. * . . . . . . . . . . . . . .      300            14
 Quanta Services, Inc. * . . . . . . . . . . .      300             9
 Snyder Communications, Inc. * . . . . . . . .      900            17
 Standard Register Co. . . . . . . . . . . . .      300             6
 Steelcase, Inc. - Cl. A . . . . . . . . . . .    1,200            14
 Stericycle, Inc. *  . . . . . . . . . . . . .      500             9
 Sybase, Inc. *  . . . . . . . . . . . . . . .      800            14
 TMP Worldwide, Inc. * . . . . . . . . . . . .      100            14
 True North Communications . . . . . . . . . .      300            13
 Valassis Communications, Inc. * . . . . . . .      450            19
 Ventiv Health, Inc. * . . . . . . . . . . . .    1,500            14
 Veritas DGC, Inc. * . . . . . . . . . . . . .      500             7
 Wackenhut Corp. - Cl. A . . . . . . . . . . .      600             9
                                                               ------
                                                                  302

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
SMALL/MID CAP CORE PORTFOLIO

                                                               Market
                Name of Issuer                   Shares         Value
                                                               (000's)
COMMON STOCK - CONTINUED

Computer Equipment - 1.4%
 Diebold, Inc. . . . . . . . . . . . . . . . .      800        $   19
 Digital River, Inc. * . . . . . . . . . . . .      100             3
 In Focus Systems, Inc. *  . . . . . . . . . .      300             7
 NeoMagic Corp. *  . . . . . . . . . . . . . .      200             2
 Network Appliance, Inc. * . . . . . . . . . .      400            33
 Quantum Corp. - DLT & Storage * . . . . . . .      600             9
 SanDisk Corp. * . . . . . . . . . . . . . . .      100            10
 Tech Data Corp. * . . . . . . . . . . . . . .      400            11
 Wallace Computer Services, Inc. . . . . . . .      600            10
 Xircom, Inc. *  . . . . . . . . . . . . . . .      200            15
                                                               ------
                                                                  119
Computer Software and Services - 13.1%
 24/7 Media, Inc.  . . . . . . . . . . . . . .      100             6
 Actuate Software Corp.  . . . . . . . . . . .      200             9
 Advanced Digital Information Corp. *  . . . .      300            15
 Advent Software, Inc. * . . . . . . . . . . .      150            10
 Affiliated Computer Services, Inc. - Cl. A *       500            23
 Ancor Communications, Inc. *  . . . . . . . .      200            14
 Aspect Development, Inc. *  . . . . . . . . .      100             7
 Aspen Technologies, Inc. *  . . . . . . . . .      200             5
 Autodesk, Inc.  . . . . . . . . . . . . . . .      300            10
 AVT Corp. * . . . . . . . . . . . . . . . . .      200             9
 AXENT Technologies, Inc. *  . . . . . . . . .      100             2
 BEA Systems, Inc. . . . . . . . . . . . . . .      800            56
 Black Box Corp. * . . . . . . . . . . . . . .      200            13
 BroadVision, Inc. * . . . . . . . . . . . . .      200            34
 Cabletron Systems, Inc. * . . . . . . . . . .    1,000            26
 Cadence Design Systems, Inc. *  . . . . . . .      600            14
 CheckFree Holdings Corp. *  . . . . . . . . .      200            21
 CNET, Inc. *  . . . . . . . . . . . . . . . .      200            11
 Cognizant Technology Solutions Corp.  . . . .      200            22
 Concentric Network Corp. *  . . . . . . . . .      200             6
 Concord Communications, Inc. *  . . . . . . .      100             4
 Critical Path, Inc. * . . . . . . . . . . . .      100             9
 DoubleClick, Inc. * . . . . . . . . . . . . .      128            32
 DST Systems, Inc. * . . . . . . . . . . . . .      300            23
 EarthLink Network, Inc. * . . . . . . . . . .      100             4
 Exodus Communications, Inc. * . . . . . . . .      800            71
 FileNet Corp. * . . . . . . . . . . . . . . .      300             8
 go.com *  . . . . . . . . . . . . . . . . . .      230             5
 Go2Net, Inc. *  . . . . . . . . . . . . . . .      100             9
 Harbinger Corp. * . . . . . . . . . . . . . .      200             6
 HNC Software, Inc.  . . . . . . . . . . . . .      100            11
 i2 Technologies, Inc. * . . . . . . . . . . .      200            39
 InfoSpace.com, Inc. * . . . . . . . . . . . .      100            21
 Intervu, Inc. * . . . . . . . . . . . . . . .      100            11
 ISS Group, Inc. * . . . . . . . . . . . . . .      100             7
 iVillage, Inc. *  . . . . . . . . . . . . . .      100             2
 Legato Systems, Inc. *  . . . . . . . . . . .      300            21
 Macromedia, Inc. *  . . . . . . . . . . . . .      200            15
 Mercury Interactive Corp. * . . . . . . . . .      200            22
 Micromuse, Inc. * . . . . . . . . . . . . . .      100            17
 MicroStrategy, Inc. * . . . . . . . . . . . .      100            21
 Midway Games, Inc. *  . . . . . . . . . . . .      600            14
 MindSpring Enterprises, Inc. *  . . . . . . .      200             5
 Multex.com, Inc. *  . . . . . . . . . . . . .      100             4
 Netopia, Inc. * . . . . . . . . . . . . . . .      100             5
 Network Associates, Inc.  . . . . . . . . . .      600            16
 Network Solutions, Inc. - Cl. A * . . . . . .      100            22
 New Era of Networks, Inc. * . . . . . . . . .      200            10
 OneMain.com, Inc. * . . . . . . . . . . . . .      200             3
 Open Market, Inc. * . . . . . . . . . . . . .      100             5
 Parametric Technology Co. * . . . . . . . . .    1,300            35
 Peregrine Systems, Inc. * . . . . . . . . . .      100             8
 Phoenix Technologies, Ltd.  . . . . . . . . .      500             8
 Portal Software, Inc. * . . . . . . . . . . .      100            10
 Prodigy Communications Corp. *  . . . . . . .      100             2
 PSINet, Inc. *  . . . . . . . . . . . . . . .      200            12
 Radiant Systems, Inc. * . . . . . . . . . . .      300            12
 Rare Medium Group, Inc. * . . . . . . . . . .      200             7
 Rational Software Corp. * . . . . . . . . . .      400            20
 Remedy Corp. *  . . . . . . . . . . . . . . .      200            10
 Rhythms NetConnections, Inc. *  . . . . . . .      300             9
 RSA Security, Inc. *  . . . . . . . . . . . .      200            16
 Safeguard Scientifics, Inc. * . . . . . . . .      200            32
 Sapient Corp. . . . . . . . . . . . . . . . .      100            14
 SoftNet Systems, Inc. . . . . . . . . . . . .      100             3
 SportsLine USA, Inc. *  . . . . . . . . . . .      100             5
 Sterling Software, Inc. * . . . . . . . . . .      600            19
 Symantec Corp. *  . . . . . . . . . . . . . .      300            18
 Synopsys, Inc.  . . . . . . . . . . . . . . .      400            27
 Technology Solutions Co. *  . . . . . . . . .      300            10
 Unigraphics Solutions, Inc. * . . . . . . . .      300             8
 Verio, Inc. . . . . . . . . . . . . . . . . .      300            14
 Verity, Inc. *  . . . . . . . . . . . . . . .      100             4
 VerticalNet, Inc. * . . . . . . . . . . . . .      100            16
 Whittman-Hart, Inc. * . . . . . . . . . . . .      100             5
 Ziff-Davis, Inc. - ZDNet *  . . . . . . . . .      100             2
                                                               ------
                                                                1,081
Construction - 1.7%
 Armstrong World Industries, Inc.  . . . . . .      500            17
 Foster Wheeler Corp.  . . . . . . . . . . . .      600             5
 Jacobs Engineering Group, Inc. *  . . . . . .      400            13
 Lafarge Corp. . . . . . . . . . . . . . . . .      700            19
 Martin Marietta Materials, Inc. . . . . . . .      400            17
 NVR, Inc. * . . . . . . . . . . . . . . . . .      300            14
 Pitt - Des Moines, Inc. . . . . . . . . . . .      400            10
 U.S. Home Corp. * . . . . . . . . . . . . . .      500            13
 USEC, Inc.  . . . . . . . . . . . . . . . . .      600             4
 USG Corp. * . . . . . . . . . . . . . . . . .      600            28
                                                               ------
                                                                  140
Consumer - Miscellaneous - 1.3%
 American Greetings Corp. - Cl. A  . . . . . .      500            12
 Briggs & Stratton Corp. . . . . . . . . . . .      500            27
 Daisytek International Corp. *  . . . . . . .      300             7
 Herbalife International, Inc. - Cl. A . . . .    1,100            16
 Nu Skin Enterprises, Inc. - Cl. A * . . . . .    1,000             9
 SCP Pool Corp. *  . . . . . . . . . . . . . .      400            10

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
SMALL/MID CAP CORE PORTFOLIO

                                                               Market
                Name of Issuer                   Shares         Value
                                                               (000's)
COMMON STOCK - Continued

Consumer - Miscellaneous - Continued
 ValueVision International, Inc. - Cl. A * . .      400        $   23
                                                               ------
                                                                  104
Containers - 0.2%
 Sonoco Products Co. . . . . . . . . . . . . .      700            16

Cosmetics and Personal Care Products - 0.2%
 Church & Dwight Co., Inc. . . . . . . . . . .      500            13

Diversified Operations - 2.2%
 A.O. Smith Corp.  . . . . . . . . . . . . . .      800            18
 Blount International, Inc. *  . . . . . . . .      500             8
 Dexter Corp.  . . . . . . . . . . . . . . . .      300            12
 Gerber Scientific, Inc. . . . . . . . . . . .      600            13
 Lancaster Colony Corp.  . . . . . . . . . . .      600            20
 Lanier Worldwide, Inc. *  . . . . . . . . . .      800             3
 National Service Industries, Inc. . . . . . .      700            21
 Ogden Corp. . . . . . . . . . . . . . . . . .    1,100            13
 Olin Corp.  . . . . . . . . . . . . . . . . .      600            12
 Pall Corp.  . . . . . . . . . . . . . . . . .    1,200            26
 Roper Industries, Inc.  . . . . . . . . . . .      300            11
 Trinity Industries, Inc.  . . . . . . . . . .      500            14
 Viad Corp.  . . . . . . . . . . . . . . . . .      500            14
                                                               ------
                                                                  185
Electric Power - 3.7%
 Calpine Corp. * . . . . . . . . . . . . . . .      400            26
 Citizens Utilities Co. - Cl. B  . . . . . . .    1,300            18
 CMP Group, Inc. . . . . . . . . . . . . . . .    1,000            28
 DPL, Inc. . . . . . . . . . . . . . . . . . .      800            14
 Eastern Utilities Associates  . . . . . . . .    1,100            33
 Energy East Corp. . . . . . . . . . . . . . .    1,500            31
 LG&E Energy Corp. . . . . . . . . . . . . . .      600            10
 Ni Source, Inc. . . . . . . . . . . . . . . .    1,000            18
 Niagara Mohawk Holdings, Inc. . . . . . . . .      500             7
 NorthWestern Corp.  . . . . . . . . . . . . .      400             9
 Pinnacle West Capital Corp. . . . . . . . . .      600            18
 Potomac Electric Power Co.  . . . . . . . . .      400             9
 Public Service Co. of New Mexico  . . . . . .    1,000            16
 Puget Sound Energy, Inc.  . . . . . . . . . .      600            12
 Teco Energy, Inc. . . . . . . . . . . . . . .      700            13
 UtiliCorp United, Inc.  . . . . . . . . . . .      900            18
 Western Resources, Inc. . . . . . . . . . . .      700            12
 Wisconsin Energy Corp.  . . . . . . . . . . .      800            15
                                                               ------
                                                                  307
Electrical Equipment - 0.7%
 American Power Conversion . . . . . . . . . .      700            19
 Integrated Device Technology, Inc. *  . . . .      600            17
 Littelfuse, Inc. *  . . . . . . . . . . . . .      500            12
 The Genlyte Corp. * . . . . . . . . . . . . .      500            11
                                                               ------
                                                                   59
Electronic Products and Services - 10.0%
 Adaptec, Inc. * . . . . . . . . . . . . . . .      500            25
 Advanced Micro Devices, Inc. *  . . . . . . .      500            14
 Alliant Energy Corp.  . . . . . . . . . . . .      900            25
 Alpha Industries, Inc.  . . . . . . . . . . .      200            11
 Amkor Technology, Inc. *  . . . . . . . . . .      500            14
 Amphenol Corp. - Cl. A *  . . . . . . . . . .      400            27
 Anadigics, Inc. * . . . . . . . . . . . . . .      200             9
 Applied Micro Circuits Corp. *  . . . . . . .      200            25
 Arrow Electronics, Inc. * . . . . . . . . . .      600            15
 Atmel Corp. * . . . . . . . . . . . . . . . .      600            18
 Avid Technology, Inc. * . . . . . . . . . . .      700             9
 Avnet, Inc. . . . . . . . . . . . . . . . . .      200            12
 Ball Corp.  . . . . . . . . . . . . . . . . .      400            16
 Burr-Brown Corp. *  . . . . . . . . . . . . .      450            16
 C-COR.net Corp. * . . . . . . . . . . . . . .      100             8
 Checkpoint Systems, Inc.  . . . . . . . . . .      200             2
 Cohu, Inc.  . . . . . . . . . . . . . . . . .      300             9
 Conexant Systems, Inc. *  . . . . . . . . . .      600            40
 CTS Corp. . . . . . . . . . . . . . . . . . .      200            15
 Cypress Semiconductor Corp. * . . . . . . . .      600            19
 Dallas Semiconductor Corp.  . . . . . . . . .      200            13
 Electronics for Imaging, Inc. * . . . . . . .      200            12
 Entrust Technologies, Inc.  . . . . . . . . .      100             6
 General Semiconductor, Inc. . . . . . . . . .      200             3
 Kemet Corp. * . . . . . . . . . . . . . . . .      400            18
 Kent Electronics Corp. *  . . . . . . . . . .      700            16
 Lam Research Corp. *  . . . . . . . . . . . .      200            22
 Lattice Semiconductor Corp. * . . . . . . . .      300            14
 LTX Corp. * . . . . . . . . . . . . . . . . .      400             9
 MedQuist, Inc. *  . . . . . . . . . . . . . .      300             8
 Microchip Technology, Inc * . . . . . . . . .      200            14
 Molecular Devices, Corp. *  . . . . . . . . .      200            10
 National Semiconductor Corp. *  . . . . . . .      700            30
 Novellus Systems, Inc. *  . . . . . . . . . .      200            24
 Optical Coating Laboratory, Inc.  . . . . . .      100            30
 Park Electrochemical Corp.  . . . . . . . . .      400            11
 PerkinElmer, Inc. . . . . . . . . . . . . . .      400            17
 PMC-Sierra, Inc. *  . . . . . . . . . . . . .      200            32
 Power Integrations, Inc. *  . . . . . . . . .      200            10
 QLogic Corp. *  . . . . . . . . . . . . . . .      100            16
 Sawtek, Inc. *  . . . . . . . . . . . . . . .      200            13
 SCI Systems, Inc. * . . . . . . . . . . . . .      400            33
 SDL, Inc. * . . . . . . . . . . . . . . . . .      100            22
 Sensormatic Electronics Corp. * . . . . . . .      900            16
 Sterling Commerce, Inc. * . . . . . . . . . .      400            14
 Stoneridge, Inc.  . . . . . . . . . . . . . .      400             6
 Trimble Navigation, Ltd. *  . . . . . . . . .      200             4
 Varian Semiconductor Equipment Associates,
  Inc. . . . . . . . . . . . . . . . . . . . .      400            14
 Vicor Corp. * . . . . . . . . . . . . . . . .      500            20
 Vishay Intertechnology, Inc. *  . . . . . . .      775            24
 Waters Corp. *  . . . . . . . . . . . . . . .      300            16
                                                               ------
                                                                  826
Engineering and Construction - 0.3%
 Fluor Corp. . . . . . . . . . . . . . . . . .      500            23

Financial Services - 1.6%
 Advanta Corp. - Cl. A . . . . . . . . . . . .      500             9


JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
SMALL/MID CAP CORE PORTFOLIO

                                                               Market
                Name of Issuer                   Shares         Value
                                                               (000's)
COMMON STOCK - CONTINUED
Financial Services - Continued
 AmeriCredit Corp. * . . . . . . . . . . . . .      600        $   11
 Finova Group, Inc.  . . . . . . . . . . . . .      500            18
 FirstFed Financial Corp. *  . . . . . . . . .      500             7
 GreenPoint Financial Corp.  . . . . . . . . .      900            21
 Heller Financial, Inc.  . . . . . . . . . . .      700            14
 People's Bank - Bridgeport  . . . . . . . . .      600            13
 Rollins Truck Leasing Corp. . . . . . . . . .    1,300            15
 S1 Corp. *  . . . . . . . . . . . . . . . . .      100             8
 Sky Financial Group, Inc. . . . . . . . . . .      596            12
                                                               ------
                                                                  128
Food, Beverage and Tobacco - 2.0%
 American States Water Co. . . . . . . . . . .      400            15
 Corn Products International, Inc. . . . . . .      400            13
 Fleming Cos., Inc.  . . . . . . . . . . . . .    1,300            13
 Flowers Industries, Inc.  . . . . . . . . . .      700            11
 General Cigar Holdings, Inc. *  . . . . . . .    1,000             8
 IBP, Inc. . . . . . . . . . . . . . . . . . .    1,000            18
 International Home Foods, Inc. *  . . . . . .      700            12
 J.M. Smucker Co.  . . . . . . . . . . . . . .      700            14
 NBTY, Inc. *  . . . . . . . . . . . . . . . .    1,000            12
 Pilgrims Pride Corp. - Cl. B  . . . . . . . .      500             4
 Robert Mondavi Corp. - Cl. A *  . . . . . . .      200             7
 Suiza Foods Corp. * . . . . . . . . . . . . .      300            12
 SUPERVALU, Inc. . . . . . . . . . . . . . . .    1,100            22
                                                               ------
                                                                  161
Health Care Products - 4.9%
 Affymetrix, Inc. *  . . . . . . . . . . . . .      100            17
 Alpharma, Inc. - Cl. A  . . . . . . . . . . .      700            22
 ALZA Corp. *  . . . . . . . . . . . . . . . .      400            14
 Bergen Brunswig Corp. - Cl. A . . . . . . . .      700             6
 Biomatrix, Inc. * . . . . . . . . . . . . . .      300             6
 Block Drug Co. - Cl. A  . . . . . . . . . . .    1,037            32
 C.R. Bard, Inc. . . . . . . . . . . . . . . .      400            21
 Chiron Corp. *  . . . . . . . . . . . . . . .      600            26
 Genzyme Corp. (General Division) *  . . . . .      600            27
 Haemonetics Corp. * . . . . . . . . . . . . .      600            14
 Human Genome Sciences, Inc. * . . . . . . . .      100            15
 ICN Pharmaceuticals, Inc. . . . . . . . . . .      600            15
 ICOS Corp. *  . . . . . . . . . . . . . . . .      400            12
 IVAX Corp.  . . . . . . . . . . . . . . . . .    1,000            26
 Jones Pharma, Inc.  . . . . . . . . . . . . .      400            17
 Mallinckrodt, Inc.  . . . . . . . . . . . . .      600            19
 MedImmune, Inc. * . . . . . . . . . . . . . .      200            33
 Millennium Pharmaceuticals, Inc. *  . . . . .      100            12
 MiniMed, Inc. * . . . . . . . . . . . . . . .      100             7
 Mylan Laboratories, Inc.  . . . . . . . . . .      500            13
 Sepracor, Inc. *  . . . . . . . . . . . . . .      200            20
 Summit Technology, Inc. * . . . . . . . . . .      700             8
 VISX, Inc. *  . . . . . . . . . . . . . . . .      200            10
 Watson Pharmaceuticals, Inc. *  . . . . . . .      300            11
                                                               ------
                                                                  403
Health Care Services - 2.1%
 AmeriPath, Inc. * . . . . . . . . . . . . . .      700             6
 Apria Healthcare Group, Inc. *  . . . . . . .      900            16
 Beverly Enterprises, Inc. * . . . . . . . . .    1,800             8
 Bindley Western Industries, Inc.  . . . . . .    1,021            15
 ChiRex, Inc. *  . . . . . . . . . . . . . . .    1,100            16
 Idec Pharmaceuticals Corp.  . . . . . . . . .      200            20
 Lincare Holdings, Inc.  . . . . . . . . . . .      300            10
 Ocular Sciences, Inc. * . . . . . . . . . . .      400             7
 Oxford Health Plans, Inc. * . . . . . . . . .      500             6
 Quest Diagnostics, Inc. * . . . . . . . . . .    1,000            31
 Triad Hospitals, Inc. * . . . . . . . . . . .      600             9
 Trigon Healthcare, Inc. * . . . . . . . . . .      600            18
 Universal Health Services, Inc. - Cl. B * . .      300            11
                                                               ------
                                                                  173
Household Appliances / Furnishings - 1.1%
 Aaron Rents, Inc. . . . . . . . . . . . . . .      600            11
 Ethan Allen Interiors, Inc. . . . . . . . . .      350            11
 HomeBase, Inc.  . . . . . . . . . . . . . . .    1,400             4
 Rent-Way, Inc. *  . . . . . . . . . . . . . .      400             8
 Salton, Inc. *  . . . . . . . . . . . . . . .      300            10
 Shaw Industries, Inc  . . . . . . . . . . . .      800            12
 Springs Industries, Inc. - Cl. A  . . . . . .      800            32
                                                               ------
                                                                   88
Housing - 1.6%
 American Standard Cos., Inc.  . . . . . . . .      600            28
 Centex Corp.  . . . . . . . . . . . . . . . .      400            10
 D.R. Horton, Inc. . . . . . . . . . . . . . .      800            11
 Fleetwood Enterprises . . . . . . . . . . . .      700            14
 Kaufman & Broad Home Corp.  . . . . . . . . .      500            12
 Monaco Coach Corp. *  . . . . . . . . . . . .      300             8
 Owens Corning . . . . . . . . . . . . . . . .    1,100            21
 Pulte Corp. . . . . . . . . . . . . . . . . .      400             9
 TJ International, Inc.  . . . . . . . . . . .      200             8
 Winnebago, Industries, Inc. . . . . . . . . .      500            10
                                                               ------
                                                                  131
Insurance - 2.7%
 Allmerica Financial Corp. . . . . . . . . . .      300            17
 Arthur J. Gallagher & Co. . . . . . . . . . .      300            19
 Delphi Financial Group, Inc. - Cl. A *  . . .      420            13
 E.W. Blanch Holdings, Inc.  . . . . . . . . .      200            12
 Everest Reinsurance Holdings  . . . . . . . .      400             9
 Fidelity National Financial, Inc. . . . . . .      710            10
 First American Financial Corp.  . . . . . . .      800            10
 Hilb, Rogal & Hamilton Co.  . . . . . . . . .      300             9
 LandAmerica Financial Group, Inc. . . . . . .      600            11
 Medical Assurance, Inc. . . . . . . . . . . .      330             7
 Old Republic International Corp.  . . . . . .      600             8
 Protective Life Corp. . . . . . . . . . . . .      700            22
 Radian Group, Inc.  . . . . . . . . . . . . .      400            19
 Stewart Information Services Corp.  . . . . .      500             7
 The Midland Co. . . . . . . . . . . . . . . .      300             6
 The MONY Group, Inc.  . . . . . . . . . . . .      700            20
 The PMI Group, Inc. . . . . . . . . . . . . .      300            15

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
SMALL/MID CAP CORE PORTFOLIO

                                                               Market
                Name of Issuer                   Shares         Value
                                                               (000's)
COMMON STOCK - CONTINUED
Insurance - Continued
 Triad Guaranty, Inc. *  . . . . . . . . . . .      400        $    9
                                                               ------
                                                                  223
Leisure and Recreation - 2.7%
 Arctic Cat, Inc.  . . . . . . . . . . . . . .    1,100            11
 Argosy Gaming Co. * . . . . . . . . . . . . .      800            13
 Ascent Entertainment Group, Inc. *  . . . . .      400             5
 Aztar Corp. * . . . . . . . . . . . . . . . .    1,600            17
 Brunswick Corp. . . . . . . . . . . . . . . .      600            13
 Callaway Golf Co. . . . . . . . . . . . . . .      500             9
 Dover Downs Entertainment * . . . . . . . . .      500             9
 Electronic Arts, Inc. * . . . . . . . . . . .      300            25
 Harrah's Entertainment, Inc. *  . . . . . . .      900            24
 Hollywood Park, Inc.  . . . . . . . . . . . .      400             9
 Mandalay Resort Group * . . . . . . . . . . .      500            10
 Metro-Goldwyn-Mayer, Inc. (MGM) * . . . . . .      700            17
 Park Place Entertainment Corp. *  . . . . . .    1,000            13
 Pegasus Systems, Inc. * . . . . . . . . . . .      200            12
 Premier Parks, Inc. * . . . . . . . . . . . .      400            12
 Station Casinos, Inc. * . . . . . . . . . . .      500            11
 Trendwest Resorts, Inc. * . . . . . . . . . .      500            11
                                                               ------
                                                                  221
Machinery - 1.7%
 Astec Industries, Inc. *  . . . . . . . . . .      300             6
 FMC Corp. * . . . . . . . . . . . . . . . . .      300            17
 Gardner Denver Machinery, Inc. *  . . . . . .      600            10
 Imation Corp. * . . . . . . . . . . . . . . .      600            20
 Kennametal, Inc.  . . . . . . . . . . . . . .      300            10
 SPX Corp. . . . . . . . . . . . . . . . . . .      200            16
 Tecumseh Products Co. - Cl. A . . . . . . . .      800            38
 Thermo Electron Corp. * . . . . . . . . . . .      500             7
 Zebra Technologies Corp. - Cl. A *  . . . . .      300            18
                                                               ------
                                                                  142
Media - Publishing - 0.7%
 McClatchy Newspapers, Inc. - Cl. A  . . . . .      600            26
 Pulitzer, Inc.  . . . . . . . . . . . . . . .      400            16
 Ziff-Davis, Inc. - ZD * . . . . . . . . . . .      800            13
                                                               ------
                                                                   55
Media - TV / Radio - 0.7%
 A.H. Belo Corp. . . . . . . . . . . . . . . .    1,200            23
 Cox Radio, Inc. - Cl. A * . . . . . . . . . .      100            10
 Hearst-Argyle Television, Inc. *  . . . . . .      427            11
 Westwood One, Inc. *  . . . . . . . . . . . .      200            15
                                                               ------
                                                                   59
Metal Product and Fabrication - 0.8%
 Commercial Metals Co. . . . . . . . . . . . .      400            14
 Reynolds Metals Co. . . . . . . . . . . . . .      200            15
 Timken Co.  . . . . . . . . . . . . . . . . .      900            18
 Worthington Industries, Inc.  . . . . . . . .      900            15
                                                               ------
                                                                   62
Metals and Mining - 0.4%
 Phelps Dodge Corp.  . . . . . . . . . . . . .      532            36

Natural Gas Distribution - 0.6%
 Peoples Energy Corp.  . . . . . . . . . . . .      400            13
 UGI Corp. . . . . . . . . . . . . . . . . . .    1,600            33
                                                               ------
                                                                   46
Oil - Equipment and Services - 0.9%
 Berry Petroleum Co. - Cl. A . . . . . . . . .      500             8
 Parker Drilling Co. . . . . . . . . . . . . .    2,400             8
 SEACOR SMIT, Inc. . . . . . . . . . . . . . .      200            10
 Tidewater, Inc. . . . . . . . . . . . . . . .      700            25
 Weatherford International, Inc. * . . . . . .      500            20
                                                               ------
                                                                   71
Oil and Natural Gas Exploration and Production - 2.8%
 Brown Tom, Inc. * . . . . . . . . . . . . . .      800            11
 Cabot Oil & Gas Corp. - Cl. A . . . . . . . .      300             5
 Devon Energy Corp. *  . . . . . . . . . . . .      300            10
 ENSCO International, Inc. * . . . . . . . . .    1,000            23
 EOG Resources, Inc. . . . . . . . . . . . . .      700            12
 Global Marine, Inc. * . . . . . . . . . . . .      500             8
 Helmerich & Payne, Inc. . . . . . . . . . . .      400             9
 Mitchell Energy & Development Corp. - Cl. A .      700            15
 Nabors Industries, Inc. * . . . . . . . . . .      512            16
 Noble Affiliates, Inc.  . . . . . . . . . . .      400             9
 Noble Drilling Corp. *  . . . . . . . . . . .      600            20
 Northwest Natural Gas Co. . . . . . . . . . .      600            13
 Patterson Energy, Inc. *  . . . . . . . . . .      600             8
 Pride International, Inc. * . . . . . . . . .      700            10
 R&B Falcon Corp.  . . . . . . . . . . . . . .    1,000            13
 Ultramar Diamond Shamrock Corp. . . . . . . .    1,100            25
 Union Pacific Resources Group, Inc. . . . . .    1,400            18
 Western Gas Resources, Inc. . . . . . . . . .      800            10
                                                               ------
                                                                  235
Paper and Forest Products - 1.7%
 Boise Cascade Corp. . . . . . . . . . . . . .      400            16
 Consolidated Papers, Inc. . . . . . . . . . .      400            13
 Georgia-Pacific Corp. (Timber Group)  . . . .    1,100            27
 Mead Corp.  . . . . . . . . . . . . . . . . .      300            13
 Rayonier, Inc.  . . . . . . . . . . . . . . .      300            15
 Temple-Inland, Inc. . . . . . . . . . . . . .      400            26
 Westvaco Corp.  . . . . . . . . . . . . . . .      900            29
                                                               ------
                                                                  139
Personal and Commercial Lending - 0.1%
 Metris Cos., Inc. . . . . . . . . . . . . . .      318            11

Precious Metals/Gems/Stones - 0.6%
 Freeport-McMoRan Copper & Gold  . . . . . . .    1,400            30
 Homestake Mining Co.  . . . . . . . . . . . .      800             6
 Newmont Mining Corp.  . . . . . . . . . . . .      600            15
                                                               ------
                                                                   51
Real Estate Development - 0.3%
 Ryland Group, Inc.  . . . . . . . . . . . . .      800            18

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
SMALL/MID CAP CORE PORTFOLIO

                                                               Market
                Name of Issuer                   Shares         Value
                                                               (000's)
COMMON STOCK - CONTINUED

Real Estate Development - Continued
 Standard Pacific Corp.  . . . . . . . . . . .      900        $   10
                                                               ------
                                                                   28
Real Estate Investment Trust - 0.2%
 International Rectifier Corp. * . . . . . . .      500            13

Real Estate Operations - 0.2%
 M.D.C. Holdings, Inc. . . . . . . . . . . . .    1,000            16

Retail - Department Stores - 3.7%
 AnnTaylor Stores Corp. *  . . . . . . . . . .      300            10
 Barnes & Noble, Inc. *  . . . . . . . . . . .      600            12
 barnesandnoble.com, Inc. *  . . . . . . . . .      200             3
 BJ's Wholesale Club, Inc. . . . . . . . . . .      400            15
 Cato Corp. - Cl. A  . . . . . . . . . . . . .    1,100            14
 Dollar Thrifty Automotive Group, Inc. * . . .      700            17
 Dollar Tree Stores, Inc. *  . . . . . . . . .      300            15
 Handleman Co. . . . . . . . . . . . . . . . .      500             7
 Harcourt General, Inc.  . . . . . . . . . . .      500            20
 Haverty Furniture Co., Inc. . . . . . . . . .    1,200            15
 Hollywood Entertainment Corp. * . . . . . . .      200             3
 InterTAN, Inc. *  . . . . . . . . . . . . . .      300             8
 JLK Direct Distribution, Inc. - Cl. A * . . .      800             8
 Jo-Ann Stores, Inc. . . . . . . . . . . . . .    1,300            15
 Lands' End, Inc.  . . . . . . . . . . . . . .      200             7
 Linens 'N Things, Inc. *  . . . . . . . . . .      200             6
 Michaels Stores, Inc. * . . . . . . . . . . .      400            11
 Micro Warehouse, Inc. * . . . . . . . . . . .      200             4
 Neiman Marcus Group, Inc. - Cl. A . . . . . .      400            11
 Pacific Sunwear of California, Inc. * . . . .      200             6
 Ross Stores, Inc. . . . . . . . . . . . . . .      500             9
 Shopko Stores, Inc. . . . . . . . . . . . . .      600            14
 Spiegel, Inc. - Cl. A . . . . . . . . . . . .    1,700            12
 Tiffany & Co. . . . . . . . . . . . . . . . .      300            27
 Value City Department Stores, Inc. *  . . . .      800            12
 Williams-Sonoma, Inc. . . . . . . . . . . . .      200             9
 Zale Corp. *  . . . . . . . . . . . . . . . .      400            19
                                                               ------
                                                                  309
Retail - Drug Stores - 0.1%
 Longs Drug Stores, Inc. . . . . . . . . . . .      400            10

Retail - Food - 1.1%
 Brinker International, Inc. * . . . . . . . .      800            19
 Darden Restaurants, Inc.  . . . . . . . . . .      600            11
 Landry's Seafood Restaurants, Inc. *  . . . .    1,000             9
 RARE Hospitality International, Inc. *  . . .      600            13
 Ryan's Family Steak Houses, Inc. *  . . . . .    1,200            10
 The Grand Union Co. * . . . . . . . . . . . .      900             9
 The Great Atlantic & Pacific Tea Co., Inc.  .      800            22
                                                               ------
                                                                   93
Shoe and Apparel Manufacturing - 0.6%
 Brown Shoe Co., Inc.  . . . . . . . . . . . .      500             7
 Jones Apparel Group, Inc. * . . . . . . . . .      450            12
 Liz Claiborne, Inc. . . . . . . . . . . . . .      300            11
 Oxford Industries, Inc. . . . . . . . . . . .      400             8
 Timberland Co. - Cl. A *  . . . . . . . . . .      200            11
 WestPoint Stevens, Inc. * . . . . . . . . . .      200             4
                                                               ------
                                                                   53
Steel - 0.6%
 AK Steel Holding Corp.  . . . . . . . . . . .      800            15
 Bethlehem Steel Corp. * . . . . . . . . . . .    1,500            13
 LTV Corp. . . . . . . . . . . . . . . . . . .    1,200             5
 USX-US Steel Group, Inc.  . . . . . . . . . .      500            16
                                                               ------
                                                                   49
Technology - 0.9%
 VeriSign, Inc.  . . . . . . . . . . . . . . .      400            76

Telecommunication Equipment - 3.1%
 Advanced Fibre Communications, Inc. * . . . .      400            18
 American Tower Corp. - Cl. A  . . . . . . . .      500            15
 CIENA Corp. * . . . . . . . . . . . . . . . .      600            35
 Covad Communications Group, Inc. *  . . . . .      300            17
 Crown Castle International Corp.  . . . . . .      600            19
 E-Tek Dynamics, Inc. *  . . . . . . . . . . .      100            13
 Harmonic, Inc. *  . . . . . . . . . . . . . .      100            10
 L-3 Communications Holdings, Corp. *  . . . .      300            12
 Network Equipment Technologies, Inc. *  . . .      200             2
 PairGain Technologies, Inc. * . . . . . . . .      300             4
 Powertel, Inc.  . . . . . . . . . . . . . . .      200            20
 Powerwave Technologies, Inc. *  . . . . . . .      100             6
 Proxim, Inc. *  . . . . . . . . . . . . . . .      100            11
 RF Micro Devices, Inc. *  . . . . . . . . . .      200            14
 Scientific-Atlanta, Inc.  . . . . . . . . . .      400            22
 Symbol Technologies, Inc. . . . . . . . . . .      450            29
 TriQuint Semiconductor, Inc. *  . . . . . . .      100            11
                                                               ------
                                                                  258
Telecommunication Services - 3.2%
 Allegiance Telecom, Inc. *  . . . . . . . . .      300            28
 CapRock Communications Corp. *  . . . . . . .      300            10
 Centennial Cellular Corp. - A Shares *  . . .      200            17
 Commonwealth Telephone Enterprises, Inc.  . .      200            11
 Intermedia Communications, Inc. * . . . . . .      400            15
 Leap Wireless International, Inc. * . . . . .      100             8
 McLeodUSA, Inc. - Cl. A * . . . . . . . . . .      600            35
 MGC Communications, Inc. *  . . . . . . . . .      200            10
 Northeast Optic Network, Inc. * . . . . . . .      100             6
 Omnipoint Corp. * . . . . . . . . . . . . . .      100            12
 RCN Corp. * . . . . . . . . . . . . . . . . .      200            10
 TALK.com, Inc. *  . . . . . . . . . . . . . .      300             5
 UnitedGlobalCom, Inc. - Cl. A * . . . . . . .      600            42
 US LEC Corp. - Cl. A *  . . . . . . . . . . .      400            13
 West TeleServices Corp. * . . . . . . . . . .      800            19
 Winstar Communications, Inc. *  . . . . . . .      300            23
                                                               ------
                                                                  264
Telephone - 0.9%
 e.spire Communications, Inc.  . . . . . . . .      300             2
 Primus Telecomm Group, Inc. . . . . . . . . .      300            11

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
SMALL/MID CAP CORE PORTFOLIO

                                                               Market
                Name of Issuer                   Shares         Value
                                                               (000's)
COMMON STOCK - CONTINUED

Telephone - Continued
 Telephone and Data Systems, Inc.  . . . . . .      500        $   63
                                                               ------
                                                                   76
Transportation Services - 1.5%
 Alaska Air Group, Inc. *  . . . . . . . . . .      400            14
 America West Holdings Corp. - Cl. B * . . . .      600            13
 American Freightways Corp. *  . . . . . . . .      600            10
 Amtran, Inc. *  . . . . . . . . . . . . . . .      400             8
 Forward Air Corp. * . . . . . . . . . . . . .      300            13
 GATX Corp.  . . . . . . . . . . . . . . . . .      600            20
 UAL Corp. . . . . . . . . . . . . . . . . . .      300            23
 USFreightways Corp. . . . . . . . . . . . . .      400            19
                                                               ------
                                                                  120
                                                               ------
                            TOTAL COMMON STOCK-    96.4%        7,949
                                                   Par
                                                  Value
                                                 (000's)
SHORT-TERM INVESTMENTS - 2.4%

 Investment in joint repurchase agreement with
  Goldman Sachs & Co. dated 12/31/99, 3.159%
  due 01/03/00 (Secured by various U.S.
  Treasury obligations and U.S. Government
  Agency Bonds) . . .                            $   200          200
                                                 -------       ------
                             TOTAL INVESTMENTS-    98.8%        8,149
           Cash and Receivables, less payables-     1.2%           99
                                                 -------       ------
                                    NET ASSETS-   100.0%       $8,248
                                                 =======       ======

* Non-income producing security.
See notes to financial statements.

(AUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
SMALL/MID CAP VALUE PORTFOLIO

                                                              Market
               Name of Issuer                   Shares         Value
                                                              (000's)
COMMON STOCK
Auto and Truck Parts - 0.5%
 Federal-Mogul Corp. . . . . . . . . . . . .     1,500        $   30
Banks - 0.6%
 U.S. Bancorp  . . . . . . . . . . . . . . .     1,300            31
Business Services - 1.1%
 Manpower, Inc.  . . . . . . . . . . . . . .     1,600            60
Chemicals - 7.0%
 Eastman Chemical Co.  . . . . . . . . . . .       400            19
 Geon Co.  . . . . . . . . . . . . . . . . .     2,400            78
 Hercules, Inc.  . . . . . . . . . . . . . .     4,200           117
 IMC Global, Inc.  . . . . . . . . . . . . .     7,100           116
 RPM, Inc. . . . . . . . . . . . . . . . . .     3,700            38
 Wellman, Inc. . . . . . . . . . . . . . . .     1,200            22
                                                              ------
                                                                 390
Commercial Services - 3.0%
 ACNielson Corp. * . . . . . . . . . . . . .     1,600            40
 Bowne & Co., Inc. . . . . . . . . . . . . .     3,200            43
 Quintiles Transnational Corp. * . . . . . .       600            11
 Snyder Communications, Inc. * . . . . . . .     3,900            75
                                                              ------
                                                                 169
Computer Equipment - 7.1%
 3Com Corp. *  . . . . . . . . . . . . . . .     2,700           127
 Maxtor Corp. *  . . . . . . . . . . . . . .    12,200            88
 Quantum Corp. - Hard Disk Drive * . . . . .     8,200            57
 Tech Data Corp. * . . . . . . . . . . . . .     4,500           122
                                                              ------
                                                                 394
Computer Software and Services - 6.9%
 Ardent Software, Inc. * . . . . . . . . . .     2,300            90
 Autodesk, Inc.  . . . . . . . . . . . . . .       700            24
 Cabletron Systems, Inc. * . . . . . . . . .     2,700            70
 Keane, Inc. * . . . . . . . . . . . . . . .     2,800            89
 Sterling Software, Inc. * . . . . . . . . .     3,600           113
                                                              ------
                                                                 386
Consumer - Miscellaneous - 2.1%
 American Greetings Corp. - Cl. A  . . . . .     1,000            24
 Ingram Micro, Inc. * - Cl. A  . . . . . . .     6,900            90
                                                              ------
                                                                 114
Electronic Products and Services - 9.0%
 Arrow Electronics, Inc. * . . . . . . . . .     6,400           162
 Avnet, Inc. . . . . . . . . . . . . . . . .       900            55
 Micron Technology, Inc. * . . . . . . . . .     1,000            78
 Polaroid Corp.  . . . . . . . . . . . . . .     3,600            68
 Sterling Commerce, Inc. * . . . . . . . . .     2,900            99
 Thomas & Betts Corp.  . . . . . . . . . . .     1,300            41
                                                              ------
                                                                 503
Engineering and Construction - 1.9%
 Fluor Corp. . . . . . . . . . . . . . . . .     2,300           106
Financial Services - 1.7%
 Heller Financial, Inc.  . . . . . . . . . .     4,700            94
Food, Beverage and Tobacco - 0.6%
 International Home Foods, Inc. *  . . . . .     2,100            36
Health Care Products - 1.0%
 Bergen Brunswig Corp. - Cl. A . . . . . . .     6,500            54
 STERIS Corp.  . . . . . . . . . . . . . . .       100             1
                                                              ------
                                                                  55
Health Care Services - 3.2%
 McKesson HBOC, Inc. . . . . . . . . . . . .     3,000            68
 Quest Diagnostics, Inc. * . . . . . . . . .     3,600           110
                                                              ------
                                                                 178
Insurance - 4.8%
 Aetna, Inc. . . . . . . . . . . . . . . . .     1,800           100
 Everest Reinsurance Holdings  . . . . . . .     4,900           109
 Nationwide Financial Services - Cl. A . . .     2,100            59
                                                              ------
                                                                 268
Leisure and Recreation - 0.7%
 Callaway Golf Co. . . . . . . . . . . . . .     2,200            39
Machinery - 3.3%
 AGCO Corp.  . . . . . . . . . . . . . . . .     2,500            33
 FMC Corp. * . . . . . . . . . . . . . . . .     1,200            69
 Thermo Electron Corp. * . . . . . . . . . .     5,400            81
                                                              ------
                                                                 183
Media - Publishing - 2.1%
 Ziff-Davis, Inc. - ZD * . . . . . . . . . .     7,200           114
Oil - Equipment and Services - 3.1%
 Baker Hughes, Inc.  . . . . . . . . . . . .     3,100            65
 Weatherford International, Inc. * . . . . .     2,700           108
                                                              ------
                                                                 173
Oil and Natural Gas Exploration and Production - 8.8%
 Burlington Resources, Inc.  . . . . . . . .     2,200            73
 EOG Resources, Inc. . . . . . . . . . . . .     2,400            42
 Noble Affiliates, Inc.  . . . . . . . . . .     3,200            69
 Ocean Energy, Inc. *  . . . . . . . . . . .     5,700            44
 Santa Fe International Corp.  . . . . . . .     1,100            28
 Santa Fe Snyder Corp. * . . . . . . . . . .    10,600            85
 Transocean Sedco Forex, Inc.  . . . . . . .     1,900            64
 Union Pacific Resources Group, Inc. . . . .     6,700            85
                                                              ------
                                                                 490
Paper and Forest Products - 1.2%
 Jefferson Smurfit Group plc - ADR . . . . .     2,300            67
Pollution Control - 3.7%
 Republic Services, Inc. - Cl. A . . . . . .     3,000            43
 Safety-Kleen Corp. *  . . . . . . . . . . .     4,900            56

(AUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
SMALL/MID CAP VALUE PORTFOLIO

                                                              Market
               Name of Issuer                   Shares         Value
                                                              (000's)
COMMON STOCK - CONTINUED

Pollution Control - Continued
 Waste Management, Inc.  . . . . . . . . . .     6,300        $  108
                                                              ------
                                                                 207
Retail - Department Stores - 15.1%
 Abercrombie & Fitch Co. * . . . . . . . . .     4,700           125
 Burlington Coat Factory Warehouse Corp. . .     3,700            51
 Consolidated Stores Corp. * . . . . . . . .     6,600           107
 Harcourt General, Inc.  . . . . . . . . . .     2,400            97
 Kmart Corp. * . . . . . . . . . . . . . . .     4,500            45
 OfficeMax, Inc. . . . . . . . . . . . . . .     9,100            50
 Payless ShoeSource, Inc. *  . . . . . . . .       800            38
 Saks, Inc. *  . . . . . . . . . . . . . . .     5,200            81
 Shopko Stores, Inc. . . . . . . . . . . . .     2,900            67
 Toys "R" Us, Inc. * . . . . . . . . . . . .     6,400            92
 Venator Group, Inc. . . . . . . . . . . . .    12,700            89
                                                              ------
                                                                 842
Retail - Food - 2.0%
 Albertson's, Inc. . . . . . . . . . . . . .     2,100            68
 The Kroger Co. *  . . . . . . . . . . . . .     2,400            45
                                                              ------
                                                                 113
Shoe and Apparel Manufacturing - 3.1%
 Jones Apparel Group, Inc. * . . . . . . . .     3,600            98
 Liz Claiborne, Inc. . . . . . . . . . . . .     2,000            75
                                                              ------
                                                                 173
Steel - 1.4%
 AK Steel Holding Corp.  . . . . . . . . . .     4,001            76
Transportation Services - 1.1%
 Yellow Corp. *  . . . . . . . . . . . . . .     3,500            59
                                                              ------
                          TOTAL COMMON STOCK-     96.1%        5,350
                                                 Par
                                                Value
                                               (000's)
SHORT-TERM INVESTMENTS - 3.2%
 Investment in joint trading account (Note B)
 5.242% due 01/03/00 . . . . . . . . . . . .   $   179           179
                                               --------       ------
                           TOTAL INVESTMENTS-     99.3%        5,529
         Cash and Receivables, less payables-      0.7%           41
                                               --------       ------
                                  NET ASSETS-    100.0%       $5,570
                                               ========       ======

* Non-income producing security.
ADR-American Depository Receipt
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
REAL ESTATE EQUITY PORTFOLIO


                                                                 Market
                Name of Issuer                   Shares          Value
                                                                (000's)
COMMON STOCK
Real Estate Development - 3.0%
 Catellus Development Corp. * . . . . . . . .    300,000        $  3,844

Real Estate Investment Trust - 95.2%
 AMB Property Corp. . . . . . . . . . . . . .    120,000           2,393
 AMLI Residential Properties Trust  . . . . .     62,000           1,252
 Avalonbay Communities, Inc.  . . . . . . . .    175,245           6,013
 Bradley Real Estate, Inc.  . . . . . . . . .     83,000           1,447
 Brandywine Realty Trust  . . . . . . . . . .    115,400           1,890
 BRE Properties, Inc. . . . . . . . . . . . .    197,000           4,469
 Burnham Pacific Properties, Inc. . . . . . .    160,000           1,500
 Camden Property Trust  . . . . . . . . . . .    145,000           3,969
 CarrAmerica Realty Corp. . . . . . . . . . .    140,000           2,957
 Centerpoint Properties Corp. . . . . . . . .     38,900           1,396
 Charles E. Smith Residential Realty, Inc.  .     61,600           2,179
 Chateau Communities, Inc.  . . . . . . . . .    136,000           3,527
 Cousins Properties, Inc. . . . . . . . . . .    115,000           3,903
 Crescent Real Estate Equities, Inc.  . . . .    100,000           1,838
 Developers Diversified Realty Corp.  . . . .    215,000           2,768
 Duke Realty Investments, Inc.  . . . . . . .    238,078           4,643
 Equity Office Properties Trust . . . . . . .    239,693           5,902
 Equity Residential Properties Trust  . . . .    145,500           6,211
 FelCor Lodging Trust, Inc. . . . . . . . . .     80,400           1,407
 Franchise Finance Corp. of America . . . . .    125,000           2,992
 Highwoods Properties, Inc. . . . . . . . . .    100,000           2,325
 JDN Realty Corp. . . . . . . . . . . . . . .    170,900           2,756
 JP Realty, Inc.  . . . . . . . . . . . . . .    120,000           1,875
 Kilroy Realty Corp.  . . . . . . . . . . . .    103,700           2,281
 Kimco Realty Corp. . . . . . . . . . . . . .    100,000           3,387
 Liberty Property Trust . . . . . . . . . . .    180,000           4,365
 Mack-Cali Realty Corp. . . . . . . . . . . .    125,000           3,258
 Pacific Gulf Properties, Inc.  . . . . . . .     64,600           1,308
 Post Properties, Inc.  . . . . . . . . . . .    124,700           4,770
 Prentiss Properties Trust  . . . . . . . . .    158,300           3,324
 Prologis Trust . . . . . . . . . . . . . . .    137,059           2,638
 Public Storage, Inc. . . . . . . . . . . . .    135,000           3,063
 Reckson Associates Realty Corp.  . . . . . .     63,600           1,304
 Regency Realty Corp. . . . . . . . . . . . .    132,800           2,656
 Simon Property Group, Inc. . . . . . . . . .    144,000           3,303
 Spieker Properties, Inc. . . . . . . . . . .    154,100           5,615
 Storage USA, Inc.  . . . . . . . . . . . . .     91,000           2,753
 Sun Communities, Inc.  . . . . . . . . . . .     90,000           2,897
 Vornado Realty Trust . . . . . . . . . . . .    110,000           3,575
                                                                --------
                                                                 120,109
                                                                --------
                           TOTAL COMMON STOCK-      98.2%        123,953

                                                   Par           Market
                Name of Issuer                    Value          Value
                                                 (000's)        (000's)
SHORT-TERM INVESTMENTS - 1.0%
 Investment in joint trading account (Note B)
  5.242% due 01/03/00 . . . . . . . . . . . .   $   1,212       $  1,212
                            TOTAL INVESTMENTS-      99.2%        125,165
          Cash and Receivables, less payables-       0.8%          1,049
                                                ---------       --------
                                   NET ASSETS-     100.0%       $126,214
                                                ---------       --------


* Non-income producing security.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
GROWTH & INCOME PORTFOLIO

                                                                Market
              Name of Issuer                   Shares           Value
                                                               (000's)
COMMON STOCK

Aerospace and Defense - 4.9%
 B.F. Goodrich Co. . . . . . . . . . . . .     434,500        $   11,949
 General Dynamics Corp.  . . . . . . . . .     510,600            26,934
 Honeywell International, Inc. . . . . . .   1,152,200            66,468
 United Technologies Corp. . . . . . . . .   1,586,500           103,122
                                                              ----------
                                                                 208,473
Agricultural Operations - 0.8%
 Monsanto Co.  . . . . . . . . . . . . . .     977,300            34,816
Auto and Truck Parts - 0.6%
 Borg-Warner Automotive, Inc.  . . . . . .     261,000            10,571
 Lear Corp. *  . . . . . . . . . . . . . .     467,700            14,966
                                                              ----------
                                                                  25,537
Automobile - 1.2%
 Ford Motor Co.  . . . . . . . . . . . . .     954,400            51,001
Banks - 3.5%
 AmSouth Bancorporation  . . . . . . . . .     540,500            10,438
 Bank of America Corp. . . . . . . . . . .     455,000            22,835
 Chase Manhattan Corp. . . . . . . . . . .     141,200            10,970
 Comerica, Inc.  . . . . . . . . . . . . .     534,400            24,950
 Fifth Third Bancorp . . . . . . . . . . .     227,700            16,708
 KeyCorp . . . . . . . . . . . . . . . . .     603,400            13,350
 Wells Fargo & Co. . . . . . . . . . . . .   1,191,500            48,181
                                                              ----------
                                                                 147,432
Brokerage and Investment Management - 0.4%
 Morgan Stanley, Dean Witter, Discover &
  Co.. . . . . . . . . . . . . . . . . . .     119,100            17,002
Computer Equipment - 7.2%
 Dell Computer Corp. *.  . . . . . . . . .   1,028,700            52,464
 Hewlett-Packard Co. . . . . . . . . . . .     558,000            63,577
 Intel Corp. . . . . . . . . . . . . . . .   1,261,200           103,813
 International Business Machines Corp. . .     647,800            69,962
 Network Appliance, Inc. * . . . . . . . .     145,300            12,069
                                                              ----------
                                                                 301,885
Computer Software and Services - 11.8%
 America Online, Inc. *  . . . . . . . . .   1,181,200            89,107
 Computer Associates International, Inc. .     638,400            44,648
 First Data Corp.  . . . . . . . . . . . .     587,400            28,966
 Microsoft Corp. . . . . . . . . . . . . .   2,019,300           235,753
 Oracle Corp. *  . . . . . . . . . . . . .     580,400            65,041
 Yahoo!, Inc. *  . . . . . . . . . . . . .      76,500            33,101
                                                              ----------
                                                                 496,616
Consumer - Miscellaneous - 1.4%
 Avery Dennison Corp.  . . . . . . . . . .     307,300            22,395
 Black & Decker Corp.  . . . . . . . . . .     683,700            35,723
                                                              ----------
                                                                  58,118
Cosmetics and Personal Care Products - 0.4%
 Avon Products, Inc. . . . . . . . . . . .     231,600             7,643
 Dial Corp.  . . . . . . . . . . . . . . .     452,700            11,006
                                                              ----------
                                                                  18,649
Diversified Operations - 6.8%
 Danaher Corp. . . . . . . . . . . . . . .     183,100             8,834
 General Electric Co.  . . . . . . . . . .   1,271,300           196,734
 Illinois Tool Works, Inc. . . . . . . . .     197,338            13,333
 Textron, Inc. . . . . . . . . . . . . . .     237,100            18,183
 Tyco International, Ltd. . .. . . . . . .   1,294,800            50,335
                                                              ----------
                                                                 287,419
Electric Power - 3.0%
 Ameren Corp.  . . . . . . . . . . . . . .     588,100            19,260
 Edison International . . . . . . . . . ..   1,063,300            27,845
 Florida Progress Corp.  . . . . . . . . .     625,200            26,454
 Peco Energy Co. . . . . . . . . . . . . .     514,200            17,869
 Reliant Energy, Inc.  . . . . . . . . . .     971,500            22,223
 Southern Co.  . . . . . . . . . . . . . .     562,900            13,228
                                                              ----------
                                                                 126,879
Electronic Products and Services - 7.4%
 Analog Devices, Inc. *  . . . . . . . . .     217,700            20,246
 Cisco Systems, Inc. * . . . . . . . . . .   1,406,900           150,714
 LSI Logic Corp. * . . . . . . . . . . . .     178,300            12,035
 Maxim Integrated Products, Inc. * . . . .     708,600            33,437
 Pitney Bowes, Inc.  . . . . . . . . . . .     190,200             9,189
 SCI Systems, Inc. * . . . . . . . . . . .     239,900            19,717
 Teradyne, Inc. *  . . . . . . . . . . . .     208,800            13,781
 Texas Instruments, Inc. . . . . . . . . .     548,600            53,146
                                                              ----------
                                                                 312,265
Financial Services - 4.3%
 Associates First Capital Corp. - Cl. A *      639,800            17,554
 Citigroup, Inc. . . . . . . . . . . . . .   2,463,300           136,867
 Mellon Financial Corp.  . . . . . . . . .     758,800            25,847
                                                              ----------
                                                                 180,268
Food, Beverage and Tobacco - 2.7%
 Anheuser-Busch Cos., Inc. . . . . . . . .     525,800            37,266
 Kellogg Co. . . . . . . . . . . . . . . .     394,100            12,143
 Philip Morris Cos., Inc.  . . . . . . . .     869,700            20,166
 Quaker Oats Co. . . . . . . . . . . . . .     375,700            24,655
 Universal Foods Corp. . . . . . . . . . .     137,300             2,798
 UST, Inc. . . . . . . . . . . . . . . . .     613,700            15,458
                                                              ----------
                                                                 112,486
Health Care Products - 8.8%
 Allergan, Inc.  . . . . . . . . . . . . .     251,600            12,517
 Baxter International, Inc . . . . . . . .     377,600            23,718
 Bristol-Myers Squibb Co . . . . . . . . .     848,600            54,469
 Cardinal Health, Inc. . . . . . . . . . .     364,400            17,446
 Eli Lilly & Co. . . . . . . . . . . . . .     276,600            18,394
 Johnson & Johnson . . . . . . . . . . . .     392,500            36,552
 Merck & Co., Inc. . . . . . . . . . . . .     786,400            52,738
 Pfizer, Inc.  . . . . . . . . . . . . . .     932,600            30,251
 Schering-Plough Corp. . . . . . . . . . .   1,028,300            43,381
 Warner-Lambert Co.  . . . . . . . . . . .   1,018,400            83,445
                                                              ----------
                                                                 372,911

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
GROWTH & INCOME PORTFOLIO

                                                                 Market
              Name of Issuer                   Shares             Value
                                                                 (000's)
COMMON STOCK - CONTINUED

Insurance - 4.6%
 American General Corp.  . . . . . . . . .     279,700        $   21,222
 American International Group, Inc. . . ..     455,300            49,229
 AXA Financial, Inc. . . . . . . . . . . .     807,200            27,344
 Hartford Financial Services Group, Inc. .     498,000            23,593
 Lincoln National Corp.  . . . . . . . . .     625,000            25,000
 Marsh & McLennan Cos., Inc. . . . . . . .     316,100            30,247
 Travelers Property Casualty Corp. - Cl. A     502,700            17,218
                                                              ----------
                                                                 193,853
Machinery - 0.8%
 Ingersoll-Rand Co.  . . . . . . . . . . .     588,500            32,404

Media - Publishing - 0.5%
 AT&T Corp. - Liberty Media Group -
  Cl. A *  . . . . . . . . . . . . . . . .     377,300            21,412

Media - TV / Radio - 2.3%
 CBS Corp. * . . . . . . . . . . . . . . .     287,500            18,382
 Time Warner, Inc. . . . . . . . . . . . .   1,108,200            80,275
                                                              ----------
                                                                  98,657
Oil - 2.6%
 Atlantic Richfield Co. (ARCO) . . . . . .     476,400            41,208
 Royal Dutch Petroleum Co. - NY Shares . .   1,133,300            68,494
                                                              ----------
                                                                 109,702
Oil - Equipment and Services - 1.1%
 Exxon Mobil Corp. . . . . . . . . . . . .     588,900            47,443

Oil and Natural Gas Exploration and Production - 2.0%
 BP Amoco plc - ADR  . . . . . . . . . . .     429,000            25,445
 Chevron Corp. . . . . . . . . . . . . . .     132,600            11,486
 Kerr-McGee Corp.  . . . . . . . . . . . .     587,500            36,425
 USX-Marathon Group  . . . . . . . . . . .     436,400            10,774
                                                              ----------
                                                                  84,130
Paper and Forest Products - 1.8%
 Boise Cascade Corp. . . . . . . . . . . .     101,600             4,115
 International Paper Co.  . . . . . . . ..     434,500            24,522
 Kimberly-Clark Corp.  . . . . . . . . . .     536,500            35,007
 Willamette Industries, Inc.  . . . . . ..     296,900            13,787
                                                              ----------
                                                                  77,431
Personal and Commercial Lending - 0.4%
 MBNA Corp.  . . . . . . . . . . . . . . .     619,400            16,879
Retail - Department Stores - 6.0%
 Dayton Hudson Corp. . . . . . . . . . . .     312,600            22,956
 Gap, Inc. . . . . . . . . . . . . . . . .     392,600            18,060
 Home Depot, Inc.  . . . . . . . . . . . .   1,030,200            70,633
 Limit ed, Inc.  . . . . . . . . . . . . .     323,600            14,016
 Lowe's Cos., Inc. . . . . . . . . . . . .     571,500            34,147
 May Department Stores Co. . . . . . . . .     298,100             9,614
 Tandy Corp. . . . . . . . . . . . . . . .     197,700             9,724
 TJX Cos., Inc.  . . . . . . . . . . . . .   1,141,300            23,325
 Wal-Mart Stores, Inc. . . . . . . . . . .     738,700            51,063
                                                              ----------
                                                                 253,538
Retail - Drug Stores - 0.3%
 CVS Corp. . . . . . . . . . . . . . . . .     322,800            12,892

Retail - Food - 0.3%
 Outback Steakhouse, Inc. * . . . . . . ..     442,500            11,477

Shoe and Apparel Manufacturing - 0.2%
 Tommy Hilfiger Corp. *  . . . . . . . . .     294,000             6,854

Telecommunication Equipment - 2.7%
 ADC Telecommunications, Inc. *  . . . . .     217,300            15,768
 Lucent Technologies, Inc. . . . . . . . .     947,400            70,877
 Tellabs, Inc. * . . . . . . . . . . . . .     398,100            25,553
                                                              ----------
                                                                 112,198
Telecommunication Services - 1.0%
 Clear Channel Communications, Inc. *  . .     342,300            30,550
 Sprint PCS (PCS Group) *  . . . . . . . .     134,200            13,756
                                                              ----------
                                                                  44,306
Telephone - 5.4%
 AT&T Corp.  . . . . . . . . . . . . . . .     723,800            36,733
 Bell Atlantic Corp. . . . . . . . . . . .     260,000            16,006
 BellSouth Corp. . . . . . . . . . . . . .     643,000            30,100
 GTE Corp. . . . . . . . . . . . . . . . .     140,700             9,928
 MCI WorldCom, Inc.  . . . . . . . . . . .   1,635,150            86,765
 SBC Communications, Inc.  . . . . . . . .     770,000            37,538
 Sprint Corp.  . . . . . . . . . . . . . .     152,200            10,245
                                                              ----------
                                                                 227,315
Transportation Services - 1.5%
 Kansas City Southern Industries, Inc. . .     229,700            17,141
 UAL Corp. . . . . . . . . . . . . . . . .     577,400            44,785
                                                              ----------
                                                                  61,926
U.S. Government Agencies - 1.2%
 Federal National Mortgage Assoc.  . . . .     828,600            51,735
                                                              ----------
                        TOTAL COMMON STOCK-       99.9%        4,215,909
                                            ----------        ----------
                         TOTAL INVESTMENTS-       99.9%        4,215,909
       Cash and Receivables, less payables-        0.1%            2,932
                                            ----------        ----------
                                NET ASSETS-      100.0%       $4,218,841
                                            ==========        ==========

* Non-income producing security.
ADR-American Depository Receipts
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
MANAGED PORTFOLIO

                                                                 Market
        Name of Issuer                       Shares               Value
                                                                 (000's)
COMMON STOCK

Aerospace and Defense - 2.4%
 B.F. Goodrich Co. (US)....................  276,600          $    7,607
 General Dynamics Corp. (US)...............  277,100              14,617
 Honeywell International, Inc. (US)........  442,200              25,509
 United Technologies Corp. (US)............  520,800              33,852
                                                              ----------
                                                                  81,585
Agricultural Operations - 0.5%
 Monsanto Co. (US).........................  464,400              16,544

Auto and Truck Parts - 0.3%
 Borg-Warner Automotive, Inc. (US).........   97,200               3,937
 Lear Corp. * (US).........................  177,600               5,683
                                                              ----------
                                                                   9,620
Automobile - 0.7%
 Ford Motor Co. (US).......................  443,500              23,700

Banks - 2.2%
 Bank of Amreica Corp. (US)................  383,900              19,267
 Comerica, Inc. (US).......................  337,900              15,775
 Fifth Third Bancorp (US)..................  128,800               9,451
 FleetBoston Financial Corp. (US)..........  225,000               7,833
 Wells Fargo & Co. (US)....................  564,900              22,843
                                                              ----------
                                                                  75,169
Brokerage and Investment Management - 0.2%
 Morgan Stanley, Dean Witter, Discover &
  Co. (US).................................   45,000               6,424

Chemicals - 0.2%
 Solutia, Inc. (US)........................  450,200               6,950

Commercial Services - 0.4%
 Omnicom Group, Inc. (US)..................   85,000               8,500
 R.R. Donnelley & Sons Co. (US)............  195,000               4,838
                                                              ----------
                                                                  13,338
Computer Equipment - 3.9%
 Dell Computer Corp. * (US)................  446,100              22,751
 Hewlett-Packard Co. (US)..................  147,500              16,805
 Intel Corp. (US)..........................  612,700              50,433
 International Business Machines Corp
  (US).....................................  356,100              38,459
 Network Appliance, Inc. * (US)............   78,000               6,479
                                                              ----------
                                                                 134,927
Computer Software and Services - 6.9%
 America Online, Inc. * (US)...............  571,900              43,143
 Computer Associates International, Inc
  (US).....................................  330,400              23,107
 First Data Corp. (US).....................  239,900              11,830
 Microsoft Corp. (US)......................  862,900             100,743
 Oracle Corp. * (US).......................  284,900              31,927
 Sun Microsystems, Inc. * (US).............   80,000               6,195
 Yahoo!, Inc. * (US).......................   45,000              19,471
                                                              ----------
                                                                 236,416
Consumer - Miscellaneous - 0.9%
 Avery Dennison Corp. (US).................  131,000               9,546
 Black & Decker Corp. (US).................  385,700              20,153
                                                              ----------
                                                                  29,699
Cosmetics and Personal Care Products - 0.6%
 Avon Products, Inc. (US)..................  289,100               9,540
 Dial Corp. (US)...........................  502,500              12,217
                                                              ----------
                                                                  21,757
Diversified Operations - 4.3%
 General Electric Co. (US).................  595,500              92,153
 Illinois Tool Works, Inc. (US)............  223,200              15,080
 Reynolds & Reynolds Co. - Cl. A (US)......  179,500               4,039
 Textron, Inc. (US)........................  140,100              10,744
 Tyco International, Ltd. (US).............  666,000              25,891
                                                              ----------
                                                                 147,907
Electric Power - 1.8%
 Ameren Corp. (US).........................  251,100               8,224
 Edison International (US).................  534,000              13,984
 Florida Progress Corp. (US)...............  316,300              13,383
 Peco Energy Co. (US)......................  300,400              10,439
 Reliant Energy, Inc. (US).................  491,100              11,234
 Southern Co. (US).........................  193,900               4,557
                                                              ----------
                                                                  61,821
Electronic Products and Services - 4.2%
 Analog Devices, Inc. * (US)...............   70,401               6,548
 Cisco Systems, Inc. * (US)................  697,300              74,698
 LSI Logic Corp. * (US)....................   70,000               4,725
 Maxim Integrated Products, Inc. * (US)....  292,900              13,821
 Pitney Bowes, Inc. (US)...................  155,300               7,503
 SCI Systems, Inc. * (US)..................  113,400               9,320
 Texas Instruments, Inc. (US)..............  280,000              27,125
                                                              ----------
                                                                 143,740
Financial Services - 2.2%
 Associates First Capital Corp. - Cl. A *
  (US).....................................  218,002               5,981
 Citigroup, Inc. (US)......................1,178,600              65,486
 Mellon Financial Corp. (US)...............  166,100               5,658
                                                              ----------
                                                                  77,125
Food, Beverage and Tobacco - 1.7%
 Anheuser-Busch Cos., Inc. (US)............  284,500              20,164
 Kellogg Co. (US)..........................  197,400               6,083
 Philip Morris Cos., Inc. (US).............  432,200              10,022
 Quaker Oats Co. (US)......................  100,500               6,595
 Universal Foods Corp. (US)................  421,800               8,594
 UST, Inc. (US)............................  220,000               5,541
                                                              ----------
                                                                  56,999
Health Care Products - 5.5%
 Baxter International, Inc. (US)...........  132,300               8,310
 Bristol-Myers Squibb Co. (US).............  465,000              29,847

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
MANAGED PORTFOLIO

                                                               Market
        Name of Issuer                  Shares                  Value
                                                               (000's)
COMMON STOCK - CONTINUED

Health Care Products - Continued
 Cardinal Health, Inc. (US)................. 157,200               7,526
 Eli Lilly & Co. (US)....................... 130,800               8,698
 Genetech, Inc. * (US)......................  37,500               5,044
 Johnson & Johnson (US)..................... 241,300              22,471
 Merck & Co., Inc. (US)..................... 468,200              31,399
 Pfizer, Inc. (US).......................... 478,900              15,534
 Schering-Plough Corp. (US)................. 514,300              21,697
 Warner-Lambert Co. (US).................... 449,200              36,807
                                                              ----------
                                                                 187,333
Household Appliances / Furnishings - 0.1%
 Leggett & Platt, Inc. (US)................. 229,700               4,924

Housing - 0.1%
 Centex Corp. (US).......................... 168,000               4,147

Insurance - 2.7%
 American General Corp. (US)................ 105,400               7,997
 American International Group, Inc. (US).... 172,906              18,695
 AXA Financial, Inc. (US)................... 551,900              18,696
 Hartford Financial Services Group, Inc
  (US)...................................... 212,500              10,067
 Hartford Life, Inc. - Cl. A (US)........... 100,000               4,400
 Lincoln National Corp. (US)................ 289,400              11,576
 Marsh & McLennan Cos., Inc. (US)...........  56,400               5,397
 Travelers Property Casualty Corp. - Cl. A
  (US)...................................... 169,200               5,795
 XL Capital, Ltd. - Cl. A (BM).............. 182,400               9,462
                                                              ----------
                                                                  92,085
Machinery - 0.5%
 Ingersoll-Rand Co. (US).................... 279,300              15,379

Media - Publishing - 0.3%
 AT&T Corp. - Liberty Media Group -
 Cl. A * (US)............................... 200,000              11,350

Media - TV / Radio - 1.3%
 CBS Corp. * (US)........................... 133,200               8,516
 Time Warner, Inc. (US)..................... 503,200              36,451
                                                              ----------
                                                                  44,967
Oil - 1.6%
 Atlantic Richfield Co. (ARCO) (US)......... 218,900              18,935
 Conoco, Inc. - Cl. A (US).................. 179,800               4,450
 Royal Dutch Petroleum Co. - NY Shares
  (NL)...................................... 534,000              32,274
                                                              ----------
                                                                  55,659
Oil - Equipment and Services - 0.8%
 Exxon Mobil Corp. (US)..................... 351,202              28,294

Oil and Natural Gas Exploration and Production - 0.9%
 BP Amoco plc - ADR (GB).................... 220,600              13,084
 Chevron Corp. (US).........................  59,600               5,163
 Kerr-McGee Corp. (US)...................... 113,200               7,018
 USX-Marathon Group (US).................... 160,800               3,970
                                                              ----------
                                                                  29,235
Paper and Forest Products - 1.4%
 Boise Cascade Corp. (US)................... 180,400               7,306
 Champion International Corp. (US)..........  89,700               5,556
 International Paper Co. (US)............... 196,800              11,107
 Kimberly-Clark Corp. (US).................. 239,000              15,594
 Willamette Industries, Inc. (US)........... 173,800               8,071
                                                              ----------
                                                                  47,634
Personal and Commercial Lending - 0.2%
 MBNA Corp. (US)............................ 269,100               7,333

Retail - Department Stores - 3.7%
 Dayton Hudson Corp. (US)................... 104,400               7,667
 Gap, Inc. (US)............................. 140,000               6,440
 Home Depot, Inc. (US)...................... 578,550              39,667
 Limited, Inc. (US)......................... 102,300               4,431
 Lowe's Cos., Inc. (US)..................... 107,600               6,429
 May Department Stores Co. (US)............. 125,000               4,031
 Tandy Corp. (US)........................... 128,300               6,311
 TJX Cos., Inc. (US)........................ 497,100              10,159
 Wal-Mart Stores, Inc. (US)................. 620,000              42,858
                                                              ----------
                                                                 127,993
Retail - Food - 0.3%
 Brinker International, Inc. * (US)......... 178,700               4,289
 Outback Steakhouse, Inc. * (US)............ 163,000               4,228
                                                              ----------
                                                                   8,517
Shoe and Apparel Manufacturing - 0.3%
 Tommy Hilfiger Corp. * (GB)................ 490,800              11,442

Steel - 0.1%
 Nucor Corp. (US)...........................  80,100               4,390

Telecommunication Equipment - 1.6%
 Lucent Technologies, Inc. (US)............. 496,500              37,144
 Nokia Oyj - ADR (FI).......................  34,600               6,574
 Tellabs, Inc. * (US)....................... 169,200              10,861
                                                              ----------
                                                                  54,579
Telecommunication Services - 1.5%
 Clear Channel Communications, Inc. *
  (US)...................................... 300,000              26,775
 Sprint PCS * (US).......................... 239,200              24,518
                                                              ----------
                                                                  51,293
Telephone - 3.2%
 AT&T Corp. (US)............................ 365,600              18,554
 Bell Atlantic Corp. (US)................... 139,200               8,569
 BellSouth Corp. (US)....................... 237,600              11,123
 GTE Corp. (US).............................  76,500               5,398
 MCI WorldCom, Inc. (US).................... 913,500              48,473

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
MANAGED PORTFOLIO

                                                               Market
        Name of Issuer                       Shares             Value
                                                               (000's)
COMMON STOCK - CONTINUED

Telephone - Continued
 SBC Communications, Inc. (US). . . . .      389,700          $   18,998
                                                              ----------
                                                                 111,115
Transportation Services - 1.1%
 Alaska Air Group, Inc. * (US). . . . .      116,200               4,082
 Kansas City Southern Industries,
  Inc. (US) . . . . . . . . . . . . . .      108,400               8,090
 Northwest Airlines Corp. * (US). . . .      173,000               3,849
 UAL Corp. (US) . . . . . . . . . . . .      125,000               9,695
 Union Pacific Corp. (US) . . . . . . .      264,600              11,543
                                                              ----------
                                                                  37,259
U.S. Government Agencies - 0.8%
 Federal National Mortgage
  Assoc. (US) . . . . . . . . . . . . .      424,100              26,480
                                                              ----------
           TOTAL COMMON STOCK-                  61.4%          2,105,129

                                               Par
                                              Value
                                             (000's)
CORPORATE BONDS

Financial Services - 0.9%
 Citibank Credit Card Master
   Trust I - Ser.
  1998-6 Cl. A (US)
 5.85% due 04/10/03 . . . . . . . . . .   $   32,235              31,839
Personal and Commercial Lending
  - 0.1%
 Chase Manhattan Credit Card
  Master Trust (US)
 7.04% due 02/15/05 . . . . . . . . . .        4,000               4,014
                                                              ----------
        TOTAL CORPORATE BONDS-                   1.0%             35,853
                                                              ----------

PUBLICLY-TRADED BONDS

Aerospace and Defense - 0.3%
 Lockheed Martin Corp. - (US)
 6.85% due 05/15/01 . . . . . . . . . .        7,000               6,928
 Raytheon Co. - Notes (US)
 6.45% due 08/15/02 . . . . . . . . . .        2,290               2,238
                                                              ----------
                                                                   9,166
Automobile - 0.2%
 Ford Motor Co. - Bonds (US)
 6.625% due 10/01/28  . . . . . . . . .        9,405               8,179
Banks - 2.8%
 Banponce Financial Corp.
   Mountain Bank
  Ent - Ser C. (US)
 6.58% due 11/25/03 . . . . . . . . . .       11,040              10,656
 Capital One Bank - Notes (US)
 7.08% due 10/30/01 . . . . . . . . . .        2,950               2,929
 Deutsche Augleichsbank (DE)
 4.0% due 07/04/09  . . . . . . . . . .        6,000               5,303
 European Investment Bank -
  Notes (XU)
 3.0% due 09/20/06  . . . . . . . . . .      340,000               3,703
 6.0% due 11/26/04  . . . . . . . . . .        1,350               2,124
 8.75% due 08/25/17 . . . . . . . . . .          420                 886
 First Union Corp. - Notes (US)
 6.95% due 11/01/04 . . . . . . . . . .        9,150               8,988
 Firstar Bank (US)
 7.125% due 12/01/09  . . . . . . . . .        9,230               8,913
 International Bank of Reconstruction
  & Development - Notes (XU)
 2.0% due 02/18/08  . . . . . . . . . .      920,000               9,390
 4.5% due 06/20/00  . . . . . . . . . .      355,000               3,540
 4.5% due 03/20/03  . . . . . . . . . .    1,030,000              11,406
 4.75% due 12/20/04 . . . . . . . . . .      805,000               9,341
 9.25% due 07/20/07 . . . . . . . . . .        2,430               4,535
 J.P. Morgan & Co., Inc. - Sr.
  Notes (US)
 5.75% due 02/25/04 . . . . . . . . . .        3,000               2,848
 Korea Development Bank -
  Bonds (US)
 7.125% due 09/17/01  . . . . . . . . .        4,600               4,564
 Korea Development Bank -
  Notes (US)
 7.125% due 04/22/04  . . . . . . . . .        8,300               8,092
                                                              ----------
                                                                  97,218
Brokerage and Investment Management
 - 0.8%
 Goldman Sachs Group, Inc. - Notes (US)
 7.35% due 10/01/09 . . . . . . . . . .        6,375               6,227
 Lehman Brothers Holdings, Inc. -
  Notes (US)
 6.5% due 10/01/02  . . . . . . . . . .        7,455               7,285
 6.625% due 04/01/04  . . . . . . . . .       13,000              12,594
                                                              ----------
                                                                  26,106
Business Services - 0.1%
 Comdisco, Inc. - Notes (US)
 5.95% due 04/30/02 . . . . . . . . . .        4,200               4,046
Computer Equipment - 0.1%
 International Business Machines Corp.
  - Notes (US)
 5.625% due 04/12/04  . . . . . . . . .        2,870               2,722
Diversified Operations - 0.5%
 El Paso Energy Corp. - Sr. Notes (US)
 6.625% due 07/15/01  . . . . . . . . .        3,180               3,148
 Tyco International Group SA -
  Notes (LU)
 6.125% due 06/15/01  . . . . . . . . .        9,400               9,238
 Tyco International, Ltd. - Notes (BM)
 6.5% due 11/01/01  . . . . . . . . . .        5,000               4,959
                                                              ----------
                                                                  17,345
Electric Power - 0.2%
 Consolidated Edison, Inc. - Debs. (US)
 6.45% due 12/01/07 . . . . . . . . . .        4,200               3,950
 Ontario-Hydro (CA)
 9.0% due 06/24/02  . . . . . . . . . .        4,150               3,053
                                                              ----------
                                                                   7,003

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
MANAGED PORTFOLIO

                                               Par             Market
        Name of Issuer                        Value             Value
                                             (000's)           (000,s)
PUBLICLY-TRADED BONDS - CONTINUED

Financial Services - 3.4%
 Amresco Commercial Mortgage Funding I
  - Ser. 1997-C1 Cl. A3 (US)
 7.19% due 06/17/29 . . . . . . . . . . . $    6,980          $    6,863
 Associates Corp. of North America - Sr.
  Notes (US)
 5.5% due 02/15/02  . . . . . . . . . . .      4,000               3,886
 Baden-Wurttemberg L-Finance BV (DE)
 6.75% due 06/22/05 . . . . . . . . . . .      9,500               5,206
 Capital One Financial Corp. - Notes (US)
 7.25% due 12/01/03 . . . . . . . . . . .     10,000               9,707
 Chase Commercial Mortgage Securities
  Corp. - Ser. 1997-1 Cl. A2 (US)
 7.37% due 02/19/07 . . . . . . . . . . .     13,300              13,173
 Contimortgage Home Equity Loan Trust
  (US)
 6.0% due 12/25/16  . . . . . . . . . . .     15,000              14,686
 Finova Capital Corp. - Notes (US)
 7.25% due 11/08/04 . . . . . . . . . . .      7,785               7,700
 Green Tree Financial Corp. (US)
 6.68% due 01/15/29 . . . . . . . . . . .     12,400              12,303
 KFW International Finance - Debs. (US)
 10.625% due 09/03/01 . . . . . . . . . .      1,000               1,701
 Mortgage Capital Funding, Inc. - Ser.
  1996 - MC2 Cl. A1 (US)
 6.758% due 02/20/04  . . . . . . . . . .      7,542               7,454
 PNC Funding Corp. - Sub. Notes (US)
 7.5% due 11/01/09  . . . . . . . . . . .     10,040               9,887
 Residential Asset Securities Corp. (US)
 6.11% due 05/25/24 . . . . . . . . . . .     10,000               9,711
 Salomon, Inc. - Sr. Notes (US)
 7.2% due 02/01/04  . . . . . . . . . . .      2,300               2,280
 Southern Pacific Secured Assets Corp.
 (US) 6.27% due 03/25/19  . . . . . . . .      5,940               5,872
 U.S. West Capital Funding, Inc. (a) -
  Notes 144A (a) (US)
 6.875% due 08/15/01  . . . . . . . . . .      6,265               6,244
                                                              ----------
                                                                 116,673
Food, Beverage and Tobacco - 0.4%
 Philip Morris Cos., Inc. (US)
 7.625% due 05/15/02  . . . . . . . . . .      5,670               5,647
 8.25% due 10/15/03 . . . . . . . . . . .      7,555               7,606
                                                              ----------
                                                                  13,253
Foreign - 0.2%
 Queensland Treasury Corp. - Bonds (AU)
 6.5% due 06/14/05  . . . . . . . . . . .        600                 386
 8.0% due 08/14/01  . . . . . . . . . . .        700                 472
 8.0% due 09/14/07  . . . . . . . . . . .      1,350                 932
 Treuhandanstalt (DE)
 7.75% due 10/01/02 . . . . . . . . . . .      6,410               6,992
                                                              ----------
                                                                   8,782
Foreign Governmental - 4.1%
 Government of Canada - Notes (CA)
 1.9% due 03/23/09  . . . . . . . . . . .    385,000               3,815
 9.75% due 06/01/21 . . . . . . . . . . .      2,000               1,922
 11.0% due 06/01/09 . . . . . . . . . . .      2,830               2,606
 12.0% due 03/01/05 . . . . . . . . . . .        500                 432
 Government of France - Bonds (FR)
 8.5% due 04/25/03  . . . . . . . . . . .      7,300               8,185
 9.5% due 01/25/01  . . . . . . . . . . .      6,860               7,309
 Government of Japan - Bonds (JP)
 2.9% due 09/20/19  . . . . . . . . . . .    720,000               7,648
 3.4% due 03/22/04  . . . . . . . . . . .    500,000               5,421
 Government of Netherlands - Bonds (NL)
 6.5% due 04/15/03  . . . . . . . . . . .      5,200               5,507
 7.75% due 03/01/05 . . . . . . . . . . .      9,600              10,840
 8.75% due 05/01/00 . . . . . . . . . . .      3,000               3,070
 Government of Sweden - Debs. (SE)
 6.5% due 10/25/06  . . . . . . . . . . .      7,900                 974
 6.75% due 05/05/14 . . . . . . . . . . .      4,700                 594
 Government of Sweden - Bonds (SE)
 10.25% due 05/05/00  . . . . . . . . . .      1,600                 192
 10.25% due 05/05/03  . . . . . . . . . .     12,900               1,741
 Hydro-Quebec - Bonds (CA)
 10.875% due 07/25/01 . . . . . . . . . .        500                 371
 Kingdom of Denmark - Bonds (DK)
 7.0% due 11/15/07  . . . . . . . . . . .      5,000                 736
 7.0% due 11/10/24  . . . . . . . . . . .      3,400                 510
 8.0% due 05/15/03  . . . . . . . . . . .      9,000               1,324
 9.0% due 11/15/00  . . . . . . . . . . .      5,400                 760
 Kingdom of Spain - Notes (ES)
 3.1% due 09/20/06  . . . . . . . . . . .  1,280,000              13,911
 Province of Ontario (CA)
 7.75% due 06/04/02 . . . . . . . . . . .      4,000               4,069
 Province of Quebec - Debs. (CA)
 7.5% due 07/15/23  . . . . . . . . . . .     12,970              12,572
 7.5% due 09/15/29  . . . . . . . . . . .      9,030               8,753
 Republic of Chile (US)
 6.875% due 04/28/09  . . . . . . . . . .      1,000                 927
 Republic of Italy - Notes (IT)
 3.5% due 06/20/01  . . . . . . . . . . .    800,000               8,208
 4.5% due 05/01/09  . . . . . . . . . . .      1,400               1,304
 8.5% due 01/01/04  . . . . . . . . . . .      6,800               7,709
 9.0% due 11/01/23  . . . . . . . . . . .      8,000              10,877
 10.5% due 04/28/14 . . . . . . . . . . .      3,350               7,653
                                                              ----------
                                                                 139,940
Health Care Products - 0.2%
 Beckman Instruments, Inc. - (US)
 7.1% due 03/04/03  . . . . . . . . . . .      6,000               5,691
Health Care Services - 0.5%
 Columbia/HCA Healthcare Corp. - Notes
  (US)
 6.41% due 06/15/00 . . . . . . . . . . .      3,290               3,268

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
MANAGED PORTFOLIO

                                               Par             Market
        Name of Issuer                        Value             Value
                                             (000's)           (000's)
PUBLICLY-TRADED BONDS - CONTINUED
Health Care Services - Continued
 Tenet Healthcare Corp. - Sr. Notes (US)
 8.0% due 01/15/05  . . . . . . . . . . . $   14,000          $   13,475
                                                              ----------
                                                                  16,743
Media - Publishing - 0.3%
 News America, Inc. (US)
 7.625% due 11/30/28  . . . . . . . . . .     11,500              10,687

Media - TV / Radio - 0.6%
 Cox Communications, Inc. - Notes (US)
 6.8% due 08/01/28  . . . . . . . . . . .      3,115               2,711
 Time Warner, Inc. - Notes (US)
 8.11% due 08/15/06 . . . . . . . . . . .      1,325               1,355
 8.18% due 08/15/07 . . . . . . . . . . .      5,770               5,922
 Viacom, Inc. - Sr. Notes (US)
 7.75% due 06/01/05 . . . . . . . . . . .     11,525              11,650
                                                              ----------
                                                                  21,638
Municipals - 0.2%
 Tennessee Valley Authority - Bonds (US)
 6.375% due 09/18/06  . . . . . . . . . .     11,000               5,994

Natural Gas Distribution - 0.5%
 KN Energy, Inc. - Sr. Notes (US)
 6.45% due 11/30/01 . . . . . . . . . . .      7,555               7,460
 6.45% due 03/01/03 . . . . . . . . . . .      4,590               4,451
 Williams Cos., Inc. - Notes (US)
 6.125% due 02/01/01  . . . . . . . . . .      4,525               4,479
 Williams Gas Pipeline Center (a) - Sr.
  Notes 144A (a) (US)
 7.375% due 11/15/06  . . . . . . . . . .      1,300               1,268
                                                              ----------
                                                                  17,658
Oil - 0.1%
 Conoco, Inc. - Notes (US)
 5.9% due 04/15/04  . . . . . . . . . . .      2,000               1,907

Oil - Equipment and Services - 0.4%
 Petroleum Geo-Services ASA - Sr. Notes
  (NO)
 7.125% due 03/30/28  . . . . . . . . . .     17,100              14,916
Oil and Natural Gas Exploration
  and Production - 0.0%
 Amerada Hess Corp. - Bonds (US)
 7.875% due 10/01/29  . . . . . . . . . .      1,790               1,750

Paper and Forest Products - 0.1%
 Georgia-Pacific Corp. - Bonds (US)
 7.75% due 11/15/29 . . . . . . . . . . .      2,570               2,449

Personal and Commercial Lending - 2.2%
 Countrywide Home Loan Corp. (US)
 6.25% due 04/15/09 . . . . . . . . . . .        800                 718
 CS First Boston Mortgage Securities
 Corp. (US)
 6.91% due 01/15/08 . . . . . . . . . . .      8,076               7,920
 EQCC Home Equity Loan Trust (US)
 6.223% due 06/25/11  . . . . . . . . . .      9,300               9,160
 Ford Motor Credit Co. (LU)
 5.25% due 06/16/08 . . . . . . . . . . .     10,250               5,010
 Ford Motor Credit Co. - Notes (LU)
 6.125% due 04/28/03  . . . . . . . . . .      5,000               4,849
 General Motors Acceptance Corp. (US)
 4.0% due 02/09/06  . . . . . . . . . . .      6,800               6,298
 General Motors Acceptance Corp. - Bond
  (US)
 5.5% due 01/14/02  . . . . . . . . . . .      5,000               4,860
 Household Finance Corp. - Sr. Notes (US)
 5.125% due 06/24/09  . . . . . . . . . .      6,300               5,805
 Household Finance Corp. - Notes (US)
 6.0% due 05/01/04  . . . . . . . . . . .      4,000               3,798
 Money Store Home Equity Trust - Ser.
  1996-B A7 (US)
 7.55% due 02/15/20 . . . . . . . . . . .     12,547              12,542
 Residential Asset Securities Corp. (US)
 7.18% due 01/25/25 . . . . . . . . . . .      4,000               3,976
 Residential Funding Mortgage Securities
  (US)
 6.78% due 07/25/10 . . . . . . . . . . .      9,740               9,694
                                                              ----------
                                                                  74,630
Pollution Control - 0.1%
 WMX Technologies, Inc. - Notes (US)
 7.125% due 06/15/01  . . . . . . . . . .      2,715               2,631
Retail - Department Stores - 0.2%
 Federated Department Stores, Inc. - Sr.
  Notes (US)
 8.5% due 06/15/03  . . . . . . . . . . .      7,445               7,677
Retail - Food - 0.1%
 The Kroger Co. - Sr. Notes (US)
 8.0% due 09/15/29  . . . . . . . . . . .      4,180               4,082
Telecommunication Services - 0.3%
 Cox Communications, Inc. - Notes (US)
 7.0% due 08/15/01  . . . . . . . . . . .      9,125               9,104
Telephone - 1.1%
 AT&T Corp. - Notes (US)
 5.625% due 03/15/04  . . . . . . . . . .      4,000               3,792
 6.5% due 03/15/29  . . . . . . . . . . .     15,370              13,159
 MCI WorldCom, Inc. - Sr. Notes (US)
 6.95% due 08/15/28 . . . . . . . . . . .      7,790               7,106
 7.75% due 04/01/07 . . . . . . . . . . .      6,560               6,687
 Sprint Capital Corp. (US)
 6.875% due 11/15/28  . . . . . . . . . .      9,050               8,051
                                                              ----------
                                                                  38,795
Transportation Services - 0.5%
 Delta Air Lines, Inc. - Debs. 144A (a) (US)
 8.3% due 12/15/29  . . . . . . . . . . .     18,390              17,814

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
MANAGED PORTFOLIO

                                               Par              Market
        Name of Issuer                        Value              Value
                                             (000's)            (000's)
PUBLICLY-TRADED BONDS - CONTINUED

U.S. Government Agencies - 12.7%
 Federal Home Loan Mortgage Corp. (US)
 6.0% due 03/15/17  . . . . . . . . . . . $   16,267          $   15,922
 6.0% due 12/15/26  . . . . . . . . . . .     25,000              21,734
 Federal National Mortgage Assoc. (US)
 6.0% due 01/31/30  . . . . . . . . . . .     92,210              89,498
 6.0% due 05/15/08  . . . . . . . . . . .      9,500               8,894
 6.0% due 09/25/14  . . . . . . . . . . .     22,745              22,190
 6.5% due 01/31/30  . . . . . . . . . . .     73,695              72,856
 7.0% due 01/31/30  . . . . . . . . . . .     14,000              13,536
 7.0% due 06/18/13  . . . . . . . . . . .     21,418              21,291
 7.0% due 04/01/29  . . . . . . . . . . .     19,398              19,198
 7.5% due 01/31/30  . . . . . . . . . . .     49,850              49,289
 Government National Mortgage Assoc. (US)
 6.0% due 01/31/30  . . . . . . . . . . .     13,605              13,473
 7.0% due 01/31/30  . . . . . . . . . . .     62,110              59,975
 8.0% due 12/15/17  . . . . . . . . . . .     25,896              26,484
                                                              ----------
                                                                 434,340
U.S. Governmental - 2.6%
 U.S. Treasury - Bonds (US)
 5.25% due 02/15/29 . . . . . . . . . . .     52,635              43,522
 6.75% due 08/15/26 # . . . . . . . . . .      7,660               7,696
 8.875% due 08/15/17  . . . . . . . . . .      9,500              11,482
 U.S. Treasury - Notes (US)
 5.75% due 04/30/03 # . . . . . . . . . .      3,000               2,945
 5.875% due 11/15/04  . . . . . . . . . .     25,980              25,473
                                                              ----------
                                                                  91,118
                                                              ----------
  TOTAL PUBLICLY-TRADED BONDS-                  35.8%          1,230,057
                                                              ----------

SHORT-TERM INVESTMENTS - 9.9%
 Investment in joint trading account
  (Note B) (US)
  5.242% due 01/03/00 . . . . . . . . . .    338,170             338,170
                                          ----------          ----------
                       TOTAL INVESTMENTS-      108.1%          3,709,209
     Payables, less cash and receivables-       (8.1)%          (278,290)
                                          ----------          ----------
                              NET ASSETS-      100.0%         $3,430,919
                                          ==========          ==========

*    Non-income producing security.
ADR - American Depository Receipt
# Securities, or a portion thereof, with an aggregate market value of $4,804 have been segregated to collateralize financial futures contracts.
(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, securities aggregated $25,326 or 0.74% of net assets of the Portfolio.

See notes to financial statements.


SUMMARY OF LONG-TERM SECURITIES BY COUNTRY


                                  Market        % of
                    Country       Value       Long-Term
    Country      Abbreviation    (000's)     Investments
United States. .      US        $3,046,853      90.4%
Netherlands  . .      NL            51,691       1.5%
Bermuda  . . . .      BM            40,312       1.2%
Canada . . . . .      CA            37,593       1.1%
Italy  . . . . .      IT            35,751       1.1%
United Kingdom .      GB            24,526       0.7%
Japan  . . . . .      JP            22,410       0.7%
Supra National .      XU            18,514       0.5%
Germany  . . . .      DE            17,501       0.5%
Luxembourg . . .      LU            16,372       0.5%
France . . . . .      FR            15,494       0.5%
Norway . . . . .      NO            14,916       0.4%
Spain  . . . . .      ES            13,911       0.4%
Finland  . . . .      FI             6,574       0.2%
Sweden . . . . .      SE             3,501       0.1%
Denmark  . . . .      DK             3,330       0.1%
Australia  . . .      AU             1,790       0.1%
                                ----------     -----
                                $3,371,039     100.0%
                                ==========     =====

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
SHORT-TERM BOND PORTFOLIO

                                                   Par         Market
                Name of Issuer                    Value         Value
                                                 (000's)       (000's)
PUBLICLY-TRADED BONDS

Aerospace and Defense - 0.7%
 Raytheon Co. - Notes
 6.45% due 08/15/02  . . . . . . . . . . . . .   $  500        $   489
Banks - 15.2%
 BankBoston Corp. - Sr. Notes
 6.125% due 03/15/02 . . . . . . . . . . . . .    1,900          1,856
 Banponce Corp. - Notes
 6.54% due 11/06/01  . . . . . . . . . . . . .    1,000            987
 6.55% due 10/10/00  . . . . . . . . . . . . .    1,100          1,097
 Capital One Bank - Notes
 7.0% due 04/30/01 . . . . . . . . . . . . . .    1,000            995
 First Hawaiian, Inc. - Sub. Notes
 6.25% due 08/15/00  . . . . . . . . . . . . .    2,000          1,993
 First Union Corp. - Notes
 6.95% due 11/01/04  . . . . . . . . . . . . .      500            491
 J.P. Morgan & Co., Inc. - Sr. Notes
 5.75% due 02/25/04  . . . . . . . . . . . . .    1,000            949
 Korea Development Bank - Bonds
 7.125% due 09/17/01 . . . . . . . . . . . . .      500            496
 Star Banc Corp. - Notes
 5.875% due 11/01/03 . . . . . . . . . . . . .      600            572
 Westpac Banking Corp. - Sub. Debs.
 9.125% due 08/15/01 . . . . . . . . . . . . .    1,000          1,029
                                                               -------
                                                                10,465
Brokerage and Investment Management - 7.0%
 Donaldson, Lufkin & Jenrette, Inc. - Sr. Notes
 5.875% due 04/01/02 . . . . . . . . . . . . .    1,900          1,844
 Lehman Brothers Holdings, Inc. - Notes
 6.5% due 10/01/02 . . . . . . . . . . . . . .      470            459
 6.625% due 04/01/04 . . . . . . . . . . . . .      550            533
 Morgan Stanley, Dean Witter, Discover & Co.
 5.625% due 01/20/04 . . . . . . . . . . . . .      500            472
 Paine Webber Group, Inc. - Notes
 7.0% due 03/01/00 . . . . . . . . . . . . . .    1,500          1,501
                                                               -------
                                                                 4,809
Business Services - 0.7%
 Comdisco, Inc. - Notes
 5.95% due 04/30/02  . . . . . . . . . . . . .      500            482
Computer Equipment - 0.7%
 International Business Machines Corp. - Notes
 5.625% due 04/12/04 . . . . . . . . . . . . .      500            474
Cosmetics and Personal Care Products - 2.8%
 Dial Corp. - Notes
 5.9% due 10/25/01 . . . . . . . . . . . . . .    2,000          1,952
Diversified Operations - 3.8%
 CMS Panhandle Holding - Sr. Notes
 6.125% due 03/15/04 . . . . . . . . . . . . .    1,000            946
 El Paso Energy Corp. - Sr. Notes
 6.625% due 07/15/01 . . . . . . . . . . . . .      500            495
 Tyco International Group SA
 6.125% due 06/15/01 . . . . . . . . . . . . .    1,200          1,179
                                                               -------
                                                                 2,620
Electric Power - 0.7%
 Niagara Mohawk Power Corp. - Sr. Notes
 7.25% due 10/01/02  . . . . . . . . . . . . .      499            497
Financial Services - 10.2%
 Associates Corp. of North America - Sr. Notes
 5.75% due 11/01/03  . . . . . . . . . . . . .      450            428
 AT&T Capital Corp.
 6.875% due 01/16/01 . . . . . . . . . . . . .      910            909
 Finova Capital Corp. - Notes
 5.875% due 10/15/01 . . . . . . . . . . . . .      500            490
 Gatx Capital Corp. - Notes
 6.5% due 11/01/00 . . . . . . . . . . . . . .    1,750          1,745
 Heller Financial, Inc. - Notes
 6.25% due 03/01/01  . . . . . . . . . . . . .    1,500          1,486
 PNC Funding Corp.
 7.0% due 09/01/04 . . . . . . . . . . . . . .      500            492
 Salomon, Inc.  - Sr. Notes
 7.2% due 02/01/04 . . . . . . . . . . . . . .      500            496
 Textron Financial Corp. - Notes
 7.125% due 12/09/04 . . . . . . . . . . . . .      500            494
 U.S. West Capital Funding, Inc. (a) - Notes
  144A (a)
 6.875% due 08/15/01 . . . . . . . . . . . . .      500            498
                                                               -------
                                                                 7,038
Food, Beverage and Tobacco - 2.3%
 Philip Morris Cos., Inc. - Debs.
 8.25% due 10/15/03  . . . . . . . . . . . . .    1,570          1,581
Health Care Products - 2.0%
 Beckman Instruments, Inc. - Sr. Notes
 7.1% due 03/04/03 . . . . . . . . . . . . . .    1,475          1,399
Health Care Services - 3.2%
 Columbia/HCA Healthcare Corp. - Notes
 6.41% due 06/15/00  . . . . . . . . . . . . .      230            228
 Tenet Healthcare Corp. - Sr. Notes
 8.625% due 12/01/03 . . . . . . . . . . . . .    2,000          1,995
                                                               -------
                                                                 2,223
Media - TV / Radio - 1.5%
 Continental Cablevision - Sr. Notes
 8.5% due 09/15/01 . . . . . . . . . . . . . .    1,010          1,034
Natural Gas Distribution - 4.9%
 Enron Corp. - Debs.
 9.125% due 04/01/03 . . . . . . . . . . . . .      500            523
 KN Energy, Inc. - Sr. Notes
 6.45% due 03/01/03  . . . . . . . . . . . . .    1,300          1,261
 Williams Cos., Inc. - Notes
 6.125% due 02/01/01 . . . . . . . . . . . . .    1,600          1,584
                                                               -------
                                                                 3,368
Oil - 1.5%
 Coastal Corp. - Sr. Notes
 8.125% due 09/15/02 . . . . . . . . . . . . .      500            512

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
SHORT-TERM BOND PORTFOLIO

                                                   Par         Market
                Name of Issuer                    Value         Value
                                                 (000's)       (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Oil - Continued
 Conoco, Inc. - Notes
 5.9% due 04/15/04 . . . . . . . . . . . . . .   $  550        $   524
                                                               -------
                                                                 1,036
Oil - Equipment and Services - 1.4%
 Petroleum-Geo Services ASA - Bonds
 6.25% due 11/19/03  . . . . . . . . . . . . .    1,000            952

Oil and Natural Gas Exploration and Production - 1.5%
 Occidental Petroleum Corp. - Notes
 8.5% due 11/09/01 . . . . . . . . . . . . . .    1,000          1,021

Personal and Commercial Lending - 11.1%
 American General Finance Corp. - Notes
 5.75% due 11/23/01  . . . . . . . . . . . . .    1,270          1,241
 Ford Motor Credit Co. - Notes
 6.125% due 04/28/03 . . . . . . . . . . . . .    1,500          1,455
 General Motors Acceptance Corp. - Notes
 5.95% due 04/20/01  . . . . . . . . . . . . .    1,200          1,189
 Household Finance Corp. - Notes
 6.0% due 05/01/04 . . . . . . . . . . . . . .    1,000            950
 MBNA America Bank N.A. - Notes
 5.96% due 08/10/00  . . . . . . . . . . . . .    2,000          1,989
 Money Store Home Equity Trust - Ser. 1997-D
  AF3
 6.345% due 11/15/21 . . . . . . . . . . . . .      528            523
 Money Store Home Equity Trust - Ser. 1996-B
  A7
 7.55% due 02/15/20  . . . . . . . . . . . . .      290            290
                                                               -------
                                                                 7,637
Pollution Control - 0.8%
 WMX Technologies, Inc. - Notes
 7.125% due 06/15/01 . . . . . . . . . . . . .      570            552

Real Estate Investment Trust - 2.0%
 Franchise Finance Corp. of America - Sr. Notes
 7.0% due 11/30/00 . . . . . . . . . . . . . .    1,400          1,390

Retail - Department Stores - 3.0%
 Dillard's, Inc. - Notes
 5.79% due 11/15/01  . . . . . . . . . . . . .      975            944
 Federated Department Stores, Inc. - Sr. Notes
 8.5% due 06/15/03 . . . . . . . . . . . . . .    1,090          1,124
                                                               -------
                                                                 2,068
Retail - Food - 0.7%
 Safeway, Inc. - Notes
 5.875% due 11/15/01 . . . . . . . . . . . . .      500            489

Telecommunication Services - 2.2%
 Cox Communications, Inc. - Notes
 7.0% due 08/15/01 . . . . . . . . . . . . . .    1,500          1,497

Telephone - 2.2%
 MCI Worldcom, Inc. - Sr. Notes
 6.125% due 08/15/01 . . . . . . . . . . . . .    1,500          1,484

Transportation Services - 2.9%
 Norfolk Southern Corp. - Notes
 6.875% due 05/01/01 . . . . . . . . . . . . .    2,000          1,993

U.S. Government Agencies - 6.4%
 Federal Home Loan Bank
 8.0% due 06/01/10 . . . . . . . . . . . . . .    1,472          1,497
 Federal National Mortgage Assoc.
 7.0% due 12/01/10 . . . . . . . . . . . . . .    2,039          2,018
 7.0% due 06/18/13 . . . . . . . . . . . . . .      882            877
                                                               -------
                                                                 4,392
U.S. Governmental - 2.9%
 U.S. Treasury - Notes
 5.5% due 07/31/01 . . . . . . . . . . . . . .    2,000          1,978
                                                               -------
                   TOTAL PUBLICLY-TRADED BONDS-    94.3%        64,920


SHORT-TERM INVESTMENTS - 4.2%
Investment in joint trading account (Note B)
  5.242% due 01/03/00  . . . . . . . . . . . .    2,908          2,908
                                                -------        -------
                             TOTAL INVESTMENTS-    98.5%        67,828
           Cash and Receivables, less payables-     1.5%         1,016
                                                 ------        -------
                                    NET ASSETS-   100.0%       $68,844
                                                 ======        =======

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, securities aggregated $498 or 0.72% of net assets of the Portfolio.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
SMALL CAP VALUE PORTFOLIO

                                                               Market
                Name of Issuer                   Shares         Value
                                                               (000's)
COMMON STOCK

Aerospace and Defense - 0.4%
 Esterline Technologies Corp. * . . . . . . .    14,100        $   163
 GenCorp, Inc.  . . . . . . . . . . . . . . .     9,900             98
                                                               -------
                                                                   261
Auto and Truck Parts - 1.4%
 Arvin Industries, Inc. . . . . . . . . . . .    21,000            596
 Avis Rent A Car, Inc. *  . . . . . . . . . .     8,100            207
 Tower Automotive, Inc. * . . . . . . . . . .     9,600            148
                                                               -------
                                                                   951
Automobile - 1.3%
 Copart, Inc. . . . . . . . . . . . . . . . .    14,000            609
 Oshkosh Truck Corp.  . . . . . . . . . . . .    10,500            308
                                                               -------
                                                                   917
Banks - 11.5%
 Bancwest Corp. . . . . . . . . . . . . . . .    30,600            597
 Bank United Corp. - Cl. A  . . . . . . . . .    17,600            480
 Commerce Bancorp, Inc. . . . . . . . . . . .    12,086            489
 Dime Community Bancshares  . . . . . . . . .    12,300            227
 Downey Financial Corp. . . . . . . . . . . .    20,090            405
 East West Bancorp, Inc.  . . . . . . . . . .    37,000            423
 Greater Bay Bancorp  . . . . . . . . . . . .     6,600            283
 Hudson United Bancorp  . . . . . . . . . . .    15,494            396
 Imperial Bancorp * . . . . . . . . . . . . .    29,042            701
 MAF Bancorp, Inc.  . . . . . . . . . . . . .    17,100            358
 OceanFirst Financial Corp. . . . . . . . . .    18,000            312
 PFF Bancorp, Inc. *  . . . . . . . . . . . .    17,200            333
 Provident Bankshares Corp. * . . . . . . . .     8,599            149
 Republic Bancorp, Inc. . . . . . . . . . . .    47,410            576
 Richmond County Financial Corp.  . . . . . .    14,100            255
 Silicon Valley Bancshares *  . . . . . . . .    13,800            683
 Southwest Bancorporation of Texas, Inc. *  .    13,200            261
 Washington Federal, Inc. . . . . . . . . . .    32,700            646
 Webster Financial Corp.  . . . . . . . . . .    16,300            384
                                                               -------
                                                                 7,958
Brokerage and Investment Management - 1.2%
 Affiliated Managers Group, Inc. *  . . . . .     7,100            287
 Jefferies Group, Inc.  . . . . . . . . . . .    24,400            537
                                                               -------
                                                                   824
Business Services - 0.4%
 American Management Systems, Inc. *  . . . .     8,800            276

Chemicals - 2.2%
 A. Schulman, Inc.  . . . . . . . . . . . . .     9,900            161
 Ferro Corp.  . . . . . . . . . . . . . . . .    12,000            264
 Geon Co. . . . . . . . . . . . . . . . . . .     8,000            260
 Spartech Corp. . . . . . . . . . . . . . . .    10,500            339
 W.R. Grace & Co. . . . . . . . . . . . . . .    36,900            512
                                                               -------
                                                                 1,536
Commercial Services - 0.9%
 Bowne & Co., Inc.  . . . . . . . . . . . . .    11,400            154
 DeVry, Inc. *  . . . . . . . . . . . . . . .    16,800            313
 Mail-Well Holdings, Inc. * . . . . . . . . .    12,600            170
                                                               -------
                                                                   637
Computer Software and Services - 1.0%
 Acclaim Entertainment, Inc. *  . . . . . . .    21,500            110
 Computer Task Group, Inc.  . . . . . . . . .    11,500            170
 Micros Systems, Inc. . . . . . . . . . . . .     5,600            415
                                                               -------
                                                                   695
Construction - 3.2%
 Centex Construction Products, Inc. . . . . .     4,500            176
 Elcor Corp.  . . . . . . . . . . . . . . . .    12,700            383
 Foster Wheeler Corp. . . . . . . . . . . . .    21,100            187
 Granite Construction, Inc. . . . . . . . . .    15,100            278
 Insituform Technologies, Inc. - Cl. A *  . .    15,300            432
 Nortek, Inc. . . . . . . . . . . . . . . . .     5,600            157
 NVR, Inc. *  . . . . . . . . . . . . . . . .    11,900            568
                                                               -------
                                                                 2,181
Consumer - Miscellaneous - 0.6%
 Fossil, Inc. * . . . . . . . . . . . . . . .    10,800            250
 Tupperware Corp. . . . . . . . . . . . . . .    11,500            195
                                                               -------
                                                                   445
Containers - 0.6%
 Healthcare Realty Trust, Inc.  . . . . . . .    26,000            406

Cosmetics and Personal Care Products - 0.8%
 AptarGroup, Inc. . . . . . . . . . . . . . .    22,100            555

Diversified Operations - 2.5%
 Chemed Corp. . . . . . . . . . . . . . . . .    10,800            309
 Dexter Corp. . . . . . . . . . . . . . . . .    12,300            489
 Gerber Scientific, Inc.  . . . . . . . . . .     9,900            217
 Mark IV Industries, Inc. . . . . . . . . . .     7,200            127
 Roper Industries, Inc. . . . . . . . . . . .     5,300            201
 Waste Connections, Inc. *  . . . . . . . . .    16,900            244
 Watts Industries, Inc. - Cl. A . . . . . . .     9,100            134
                                                               -------
                                                                 1,721
Electric Power - 2.5%
 Cleco Corp.  . . . . . . . . . . . . . . . .    14,000            449
 Idacorp, Inc.  . . . . . . . . . . . . . . .    22,500            603
 Minnesota Power, Inc.  . . . . . . . . . . .     9,400            159
 Public Service Co. of New Mexico . . . . . .    32,000            520
                                                               -------
                                                                 1,731
Electrical Equipment - 0.3%
 Integrated Device Technology, Inc. * . . . .     8,200            238

Electronic Products and Services - 5.7%
 Cypress Semiconductor Corp. *  . . . . . . .     7,100            230
 Dallas Semiconductor Corp. . . . . . . . . .     6,700            432
 Elantec Semiconductor, Inc. *  . . . . . . .     7,400            244
 Kemet Corp. *  . . . . . . . . . . . . . . .     6,100            275
 Lam Research Corp. * . . . . . . . . . . . .     5,700            636
 Lattice Semiconductor Corp. *  . . . . . . .     4,400            207
 Park Electrochemical Corp. . . . . . . . . .     7,400            197

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
SMALL CAP VALUE PORTFOLIO

                                                               Market
                Name of Issuer                   Shares         Value
                                                               (000's)
COMMON STOCK - CONTINUED

Electronic Products and Services - Continued
 PerkinElmer, Inc.  . . . . . . . . . . . . .    10,200        $   425
 Pioneer Standard Electronics, Inc. . . . . .    11,300            163
 Sensormatic Electronics Corp. *  . . . . . .    19,400            338
 Tektronix, Inc.  . . . . . . . . . . . . . .     8,600            334
 Three-Five Systems, Inc. * . . . . . . . . .    10,267            421
                                                               -------
                                                                 3,902
Engineering and Construction - 0.4%
 EMCOR Group, Inc. *  . . . . . . . . . . . .    14,700            268
Financial Services - 1.1%
 Advanta Corp. - Cl. A  . . . . . . . . . . .    28,800            526
 Doral Financial Corp.  . . . . . . . . . . .    20,800            256
                                                               -------
                                                                   782
Food, Beverage and Tobacco - 2.8%
 Canandaigua Brands, Inc. - Cl. A * . . . . .     3,100            158
 Corn Products International, Inc.  . . . . .    26,000            851
 Earthgrains Co.  . . . . . . . . . . . . . .     7,300            118
 International Multifoods Corp. . . . . . . .     8,200            109
 Universal Corp.  . . . . . . . . . . . . . .    29,600            675
                                                               -------
                                                                 1,911
Health Care Products - 1.6%
 Alpharma, Inc. - Cl. A . . . . . . . . . . .    14,300            440
 Datascope Corp. *  . . . . . . . . . . . . .     7,000            280
 Hanger Orthopedic Group, Inc.  . . . . . . .    12,400            124
 Mentor Corp. Minnesota . . . . . . . . . . .     4,900            126
 Scott Technologies, Inc. . . . . . . . . . .     8,300            157
                                                               -------
                                                                 1,127
Health Care Services - 0.9%
 Bindley Western Industries, Inc. . . . . . .    28,221            425
 Hooper Holmes, Inc.  . . . . . . . . . . . .     8,400            216
                                                               -------
                                                                   641
Household Appliances / Furnishings - 1.4%
 Ethan Allen Interiors, Inc.  . . . . . . . .     5,550            178
 Salton, Inc. * . . . . . . . . . . . . . . .     7,600            254
 Springs Industries, Inc. - Cl. A . . . . . .    13,500            539
                                                               -------
                                                                   971
Housing - 0.5%
 Pulte Corp.  . . . . . . . . . . . . . . . .    14,600            329
Insurance - 5.2%
 Commerce Group, Inc. . . . . . . . . . . . .     8,900            233
 Delphi Financial Group, Inc. - Cl. A * . . .    13,399            402
 E.W. Blanch Holdings, Inc. . . . . . . . . .     3,400            208
 Enhance Financial Services Group, Inc. . . .    16,900            275
 Everest Reinsurance Holdings . . . . . . . .     8,000            179
 Fidelity National Financial, Inc.  . . . . .     9,800            141
 Ohio Casualty Corp.  . . . . . . . . . . . .    19,200            308
 Presidential Life Corp.  . . . . . . . . . .    10,000            184
 Radian Group, Inc. . . . . . . . . . . . . .     5,700            272
 Selective Insurance Group  . . . . . . . . .    39,300            675
 Stancorp Financial Group, Inc. . . . . . . .     7,400            186
 The MONY Group, Inc. . . . . . . . . . . . .    11,700            341
 UICI * . . . . . . . . . . . . . . . . . . .    14,200            150
                                                               -------
                                                                 3,554
Leisure and Recreation - 2.3%
 Argosy Gaming Co. *  . . . . . . . . . . . .    24,200            377
 Aztar Corp. *  . . . . . . . . . . . . . . .    16,100            175
 Bally Total Fitness Holding Corp. *  . . . .     7,400            198
 Extended Stay America, Inc. *  . . . . . . .    21,700            165
 Pegasus Systems, Inc. *  . . . . . . . . . .     3,800            229
 Station Casinos, Inc. *  . . . . . . . . . .    18,400            413
                                                               -------
                                                                 1,557
Machinery - 4.1%
 Applied Science and Technology, Inc. * . . .    13,800            459
 Astec Industries, Inc. * . . . . . . . . . .     8,000            150
 Graco, Inc.  . . . . . . . . . . . . . . . .    10,950            393
 Imation Corp. *  . . . . . . . . . . . . . .    14,700            493
 JLG Industries, Inc. . . . . . . . . . . . .    15,200            242
 Manitowoc Co., Inc.  . . . . . . . . . . . .     7,500            255
 Tecumseh Products Co. - Cl. A  . . . . . . .    11,500            543
 Terex Corp. *  . . . . . . . . . . . . . . .    10,700            297
                                                               -------
                                                                 2,832
Media - Publishing - 1.5%
 Hollinger International, Inc.  . . . . . . .    26,900            348
 McClatchy Newspapers, Inc. - Cl. A . . . . .    11,800            511
 Pulitzer, Inc. . . . . . . . . . . . . . . .     4,300            173
                                                               -------
                                                                 1,032
Metal Product and Fabrication - 1.4%
 Intermet Corp. . . . . . . . . . . . . . . .    18,900            220
 Milacron, Inc. . . . . . . . . . . . . . . .    12,400            190
 Worthington Industries, Inc. . . . . . . . .    31,800            527
                                                               -------
                                                                   937
Metals and Mining - 1.1%
 Commonwealth Industries, Inc.  . . . . . . .    23,300            303
 Maverick Tube Corp. *  . . . . . . . . . . .     8,500            210
 Quanex Corp. . . . . . . . . . . . . . . . .    10,200            260
                                                               -------
                                                                   773
Natural Gas Distribution - 1.7%
 Energen Corp.  . . . . . . . . . . . . . . .    14,800            267
 Indiana Energy, Inc. . . . . . . . . . . . .     9,400            167
 Peoples Energy Corp. . . . . . . . . . . . .    12,500            419
 Washington Gas Light Co. . . . . . . . . . .    10,600            291
                                                               -------
                                                                 1,144
Oil - 0.4%
 UTI Energy Corp. * . . . . . . . . . . . . .    12,500            288

Oil - Equipment and Services - 2.0%
 Dril Quip, Inc. *  . . . . . . . . . . . . .     6,800            206
 Hanover Compressor Co. * . . . . . . . . . .     9,000            340
 ONEOK, Inc.  . . . . . . . . . . . . . . . .    13,600            342
 SEACOR SMIT, Inc.  . . . . . . . . . . . . .     9,800            507
                                                               -------
                                                                 1,395

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
SMALL CAP VALUE PORTFOLIO

                                                               Market
                Name of Issuer                   Shares         Value
                                                               (000's)
COMMON STOCK - CONTINUED

Oil and Natural Gas Exploration and Production - 4.9%
 Brown Tom, Inc. *  . . . . . . . . . . . . .    21,100        $   282
 Equitable Resources, Inc.  . . . . . . . . .    18,700            624
 Helmerich & Payne, Inc.  . . . . . . . . . .    13,800            301
 Houston Exploration Co. *  . . . . . . . . .    14,900            295
 Northwest Natural Gas Co.  . . . . . . . . .    19,600            430
 Plains Resources, Inc. * . . . . . . . . . .    19,100            239
 Stone Energy Corp. * . . . . . . . . . . . .     8,600            307
 Tesoro Petroleum Corp. * . . . . . . . . . .    51,200            592
 Valero Energy Corp.  . . . . . . . . . . . .    14,600            290
                                                               -------
                                                                 3,360
Paper and Forest Products - 2.3%
 P.H. Glatfelter Co.  . . . . . . . . . . . .    36,700            534
 Pope & Talbot, Inc.  . . . . . . . . . . . .    35,100            562
 Rock-Tenn Co. - Cl. A  . . . . . . . . . . .    12,600            186
 United Stationers, Inc. *  . . . . . . . . .     9,500            271
                                                               -------
                                                                 1,553
Personal and Commercial Lending - 0.3%
 Metris Cos., Inc.  . . . . . . . . . . . . .     5,000            178

Precious Metals/Gems/Stones - 0.9%
 Stillwater Mining Co. *  . . . . . . . . . .    18,550            591

Real Estate Development - 2.3%
 LNR Property Corp. . . . . . . . . . . . . .    31,200            620
 Ryland Group, Inc. . . . . . . . . . . . . .    12,100            279
 Standard Pacific Corp. . . . . . . . . . . .    61,800            680
                                                               -------
                                                                 1,579
Real Estate Investment Trust - 8.4%
 Bedford Property Investors, Inc. . . . . . .    20,400            348
 Capital Automotive REIT  . . . . . . . . . .    51,000            622
 CBL & Associates Properties, Inc.  . . . . .     6,200            128
 Essex Property Trust, Inc. . . . . . . . . .     8,900            303
 FelCor Lodging Trust, Inc. . . . . . . . . .    34,136            597
 Gables Residential Trust . . . . . . . . . .    21,600            518
 Hospitality Properties Trust . . . . . . . .    12,100            231
 International Rectifier Corp. *  . . . . . .     8,700            226
 IRT Property Co. . . . . . . . . . . . . . .    34,900            273
 Kilroy Realty Corp.  . . . . . . . . . . . .     8,200            180
 Mack-Cali Realty Corp. . . . . . . . . . . .     6,200            162
 MeriStar Hospitality Corp. . . . . . . . . .    20,300            325
 Mid-America Apartment Communities, Inc.  . .    20,400            461
 Prentiss Properties Trust  . . . . . . . . .    14,700            309
 Shurgard Storage Centers, Inc. . . . . . . .    21,100            489
 SL Green Realty Corp.  . . . . . . . . . . .    16,600            361
 The Macerich Co. . . . . . . . . . . . . . .    13,200            275
                                                               -------
                                                                 5,808
Retail - Department Stores - 3.5%
 AnnTaylor Stores Corp. * . . . . . . . . . .     3,600            124
 Cato Corp. - Cl. A . . . . . . . . . . . . .    21,400            270
 Dollar Thrifty Automotive Group, Inc. *  . .    29,000            694
 Footstar, Inc. * . . . . . . . . . . . . . .    13,600            415
 Musicland Stores Corp. * . . . . . . . . . .    24,500            207
 Shopko Stores, Inc.  . . . . . . . . . . . .    10,900            251
 United Auto Group, Inc. *  . . . . . . . . .    12,700            114
 Zale Corp. * . . . . . . . . . . . . . . . .     7,700            372
                                                               -------
                                                                 2,447
Retail - Food - 1.7%
 CEC Entertainment, Inc. *  . . . . . . . . .     7,700            218
 Jack in the Box, Inc. *  . . . . . . . . . .     5,900            122
 Ruby Tuesday, Inc. . . . . . . . . . . . . .    17,600            320
 Sonic Corp. *  . . . . . . . . . . . . . . .     7,600            217
 The Cheesecake Factory, Inc. * . . . . . . .     8,700            305
                                                               -------
                                                                 1,182
Shoe and Apparel Manufacturing - 1.2%
 K-Swiss, Inc. - Cl. A  . . . . . . . . . . .     8,200            152
 Kellwood Co. . . . . . . . . . . . . . . . .    10,900            212
 OshKosh B'Gosh, Inc. - Cl. A . . . . . . . .    12,200            257
 Russell Corp.  . . . . . . . . . . . . . . .    10,800            181
                                                               -------
                                                                   802
Steel - 2.1%
 Reliance Steel & Aluminum Co.  . . . . . . .    15,750            369
 Ryerson Tull, Inc. . . . . . . . . . . . . .    22,900            445
 Texas Industries, Inc. . . . . . . . . . . .    14,300            609
                                                               -------
                                                                 1,423
Telecommunication Equipment - 0.3%
 Polycom, Inc. *  . . . . . . . . . . . . . .     3,400            217

Telecommunication Services - 0.7%
 Price Communications Corp. * . . . . . . . .    18,600            517

Transportation Services - 2.5%
 America West Holdings Corp. - Cl. B *  . . .    22,400            465
 American Freightways Corp. * . . . . . . . .    11,400            184
 Arkansas Best Corp. *  . . . . . . . . . . .    17,200            206
 Offshore Logistics, Inc. * . . . . . . . . .    29,300            275
 Roadway Express, Inc.  . . . . . . . . . . .    10,800            234
 USFreightways Corp.  . . . . . . . . . . . .     4,900            235
 Werner Enterprises, Inc. . . . . . . . . . .    11,100            156
                                                               -------
                                                                 1,755
                                                               -------
                           TOTAL COMMON STOCK-     96.0%        66,187
                                                  Par
                                                 Value
                                                (000's)
SHORT-TERM INVESTMENTS - 3.5%

 Investment in joint trading account (Note B)
  5.242% due 01/03/00 . . . . . . . . . . . .   $ 2,390          2,390
                                                -------        -------
                            TOTAL INVESTMENTS-     99.5%        68,577
          Cash and Receivables, less payables-      0.5%           323
                                                -------        -------
                                   NET ASSETS-    100.0%       $68,900
                                                =======        =======

* Non-income producing security.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES PORTFOLIO

                                                                 Market
               Name of Issuer                   Shares           Value
                                                                (000's)
COMMON STOCK

Argentina - 0.2%
 Banco de Galicia y Buenos Aires SA de CV -
  ADR (BANK)  . . . . . . . . . . . . . . .        1,702         $    34
 Banco Frances del Rio de la Plata SA - ADR
  (BANK). . . . . . . . . . . . . . . . . .        2,277              54
 Telefonica de Argentina SA - ADR (UTIT)  .        3,520             108
                                                                 -------
                                                                     196
Australia - 2.2%
 Brambles Industries, Ltd. (DIOP) . . . . .        4,000             111
 Broken Hill Proprietary Co., Ltd. (DIOP) .       12,188             160
 Colonial, Ltd. (FINL)  . . . . . . . . . .       38,278             171
 Commonwealth Bank of Australia (BANK)  . .       12,248             211
 Lend Lease Corp. (FINL)  . . . . . . . . .        8,052             113
 News Corp., Ltd. (MEDI)  . . . . . . . . .       23,242             226
 Publishing & Broadcasting, Ltd. (MEDP) . .       24,000             183
 TABCORP Holdings, Ltd. (LEIS)  . . . . . .       16,000             108
 Telstra Corp. * (TELS) . . . . . . . . . .        9,000              32
 Telstra Corp., Ltd. (TELS) . . . . . . . .       44,000             239
 Westpac Banking Corp., Ltd. (BANK) . . . .       27,694             191
                                                                 -------
                                                                   1,745
Belgium - 1.1%
 Dexia (LEND) . . . . . . . . . . . . . . .          559              90
 Dexia * (LEND) . . . . . . . . . . . . . .          389              64
 Dexia - VVPR * (LEND)                               389
 Fortis (B) (INSU)  . . . . . . . . . . . .        8,040             290
 KBC Bancassurance Holding NV (BANK)  . . .        6,770             365
 UCB SA (HEAL)  . . . . . . . . . . . . . .          940              41
                                                                 -------
                                                                     850
Bermuda - 0.1%
 Dao Heng Bank Group, Ltd. (BANK) . . . . .       15,000              77

Brazil - 1.5%
 Companhia Energetica de Minas Gerias -
  ADR (UTIE). . . . . . . . . . . . . . . .        3,121              70
 Compania Brasileira de Distribuicao Grupo
  Pao de Acucar - ADR (RETF)  . . . . . . .        4,139             134
 Telecomunicacoes Brasileiras SA - ADR
  (UTIT). . . . . . . . . . . . . . . . . .        7,358             946
 Unibanco - Uniao de Bancos Brasileiros SA -
  GDR (BANK)  . . . . . . . . . . . . . . .        2,000              60
                                                                 -------
                                                                   1,210
Canada - 0.8%
 Alcan Aluminum, Ltd. (META)  . . . . . . .        2,620             108
 Celestica, Inc. * (COMM) . . . . . . . . .        5,914             328
 Nortel Networks Corp. (TELE) . . . . . . .        1,220             123
 Royal Bank of Canada (BANK)  . . . . . . .        1,090              48
                                                                 -------
                                                                     607
China - 0.1%
 Huaneng Power International, Inc. - ADR *
  (UTIE). . . . . . . . . . . . . . . . . .        6,000              63

Denmark - 0.3%
 Den Danske Bank (BANK) . . . . . . . . . .          780              85
 Tele Danmark A/S (TELS)  . . . . . . . . .        1,760             131
 Unidanmark A/S - Cl. A (BANK)  . . . . . .          790              56
                                                                 -------
                                                                     272
Finland - 2.1%
 Nokia Oyj (TELE) . . . . . . . . . . . . .        9,120           1,654

France - 10.2%
 Alcatel Alsthom (TELE) . . . . . . . . . .        2,214             509
 Aventis SA * (HEAL)  . . . . . . . . . . .        1,252              73
 AXA SA (INSU)  . . . . . . . . . . . . . .        3,514             490
 Banque Nationale de Paris (BANK) . . . . .        4,070             376
 Cap Gemini SA (COMM) . . . . . . . . . . .        1,300             330
 Carrefour SA (RETF)  . . . . . . . . . . .        4,036             744
 Compagnie de St. Gobain (CONS) . . . . . .        1,400             263
 Group Danone * (FOOD)  . . . . . . . . . .          260              61
 Hermes International (RETS)  . . . . . . .        1,360             205
 L'Oreal (HNBA) . . . . . . . . . . . . . .          105              84
 Lafarge SA (CONS)  . . . . . . . . . . . .          929             108
 Legrand SA (ELEQ)  . . . . . . . . . . . .        1,464             349
 Pinault-Printemps-Redoute SA (RETS)  . . .          960             253
 Rhone-Poulenc SA (BANK)  . . . . . . . . .        2,190             127
 Sanofi-Synthelabo SA * (HEAL)  . . . . . .       10,408             433
 Schneider Electric SA (MACH) . . . . . . .        5,191             408
 Societe Generale de Paris (BANK) . . . . .        1,118             260
 Societe Television Francaise 1 (MEDI)  . .        1,660             870
 Sodexho Alliance SA (LEIS) . . . . . . . .        2,310             409
 Total Fina SA - Cl. B (OILX) . . . . . . .        6,908             922
 Vivendi (DIOP) . . . . . . . . . . . . . .        9,315             841
                                                                 -------
                                                                   8,115
Germany - 6.4%
 Allianz AG - Reg. (INSU) . . . . . . . . .        1,050             353
 Bayer AG (CHEM)  . . . . . . . . . . . . .        5,419             257
 Bayerische Vereinsbank AG (BANK) . . . . .        7,517             513
 Deutsche Bank AG (BANK)  . . . . . . . . .        4,934             417
 Deutsche Telekom AG (TELS) . . . . . . . .        6,614             471
 Dresdner Bank AG (BANK)  . . . . . . . . .        5,911             322
 Gehe AG (HEAL) . . . . . . . . . . . . . .        5,368             208
 Mannesmann AG (MACH) . . . . . . . . . . .        6,650           1,604
 Rhoen-Klinikum AG (HEAL) . . . . . . . . .        2,970             109
 SAP AG (SOFT)  . . . . . . . . . . . . . .          750             370
 Siemens AG (DIOP)  . . . . . . . . . . . .        1,747             222
 VEBA AG (DIOP) . . . . . . . . . . . . . .        4,815             234
                                                                 -------
                                                                   5,080
Hong Kong - 2.8%
 Cheung Kong (Holdings), Ltd. (READ)  . . .       18,000             228
 China Telecom (Hong Kong), Ltd. (TELS) . .      100,000             624
 CLP Holdings, Ltd. (UTIE)  . . . . . . . .       28,000             129
 Henderson Land Development Co., Ltd.
  (READ). . . . . . . . . . . . . . . . . .       29,000             186

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES PORTFOLIO

                                                                 Market
               Name of Issuer                   Shares           Value
                                                                (000's)
COMMON STOCK - CONTINUED

Hong Kong - Continued
 Cable & Wireless HKT, Ltd. (TELS)  . . . .       42,800         $   124
 Hutchison Whampoa, Ltd. (COMM) . . . . . .       40,000             581
 New World Development Co., Ltd. (READ) . .       27,000              61
 Pacific Century Cyberworks, Ltd. * (TELE).       83,000             193
 Sun Hung Kai Properties, Ltd. (REIT) . . .       10,000             104
                                                                 -------
                                                                   2,230
India - 0.5%
 Hindustan Lever, Ltd. (HNBA) . . . . . . .        3,000             155
 ICICI Ltd. - ADR * (FINL)  . . . . . . . .        8,484             118
 Mahanagar Telephone Nigam, Ltd. * (TELS) .       33,000             166
                                                                 -------
                                                                     439
Ireland - 0.2%
 CBT Group Public, Ltd. - ADR * (SOFT)  . .        4,946             166
Italy - 5.2%
 Assicurazioni Generali (INSU)  . . . . . .        6,640             219
 Banca Popolare di Brescia (BANK) . . . . .        7,000             620
 UniCredito Italiano SpA (BANK) . . . . . .       48,393             238
 ENI SpA (OILS) . . . . . . . . . . . . . .       60,784             334
 San Paolo-IMI SpA (BANK) . . . . . . . . .       18,858             256
 Istituto Nazionale delle Assicurazioni (INSU)    18,000              48
 Italgas SpA (UTIG) . . . . . . . . . . . .       10,000              38
 Mediolanum SpA (INSU)  . . . . . . . . . .       17,655             231
 Seat Pagine Gialle SpA (MEDP)  . . . . . .       36,000             118
 Tecnost SpA (COMP) . . . . . . . . . . . .       31,800             120
 Telecom Italia Mobile SpA (TELS) . . . . .      114,000           1,274
 Telecom Italia SpA * (TELS)  . . . . . . .       44,444             627
                                                                 -------
                                                                   4,123
Japan - 22.0%
 Bridgestone Corp. (PART) . . . . . . . . .        4,000              88
 Canon, Inc. (COMM) . . . . . . . . . . . .       20,000             795
 Citizen Watch Co., Ltd. (RETS) . . . . . .        7,000              44
 Daiichi Pharmaceutical Co., Ltd. (HEAL)  .        4,000              52
 Daiwa House Industry Co., Ltd. (HOUS)  . .       13,000              97
 DDI Corp. (UTIT) . . . . . . . . . . . . .           25             343
 Denso Corp. (ETRN) . . . . . . . . . . . .       16,000             382
 East Japan Railway Co. (TRAN)  . . . . . .           32             173
 Fanuc, Ltd. (ELEQ) . . . . . . . . . . . .        2,800             357
 Fuji Television Network, Inc. (MEDI) . . .            9             123
 Fujitsu, Ltd. (ELEQ) . . . . . . . . . . .       14,000             639
 Hitachi, Ltd. (ETRN) . . . . . . . . . . .       15,000             241
 Honda Motor Co. (AUTO) . . . . . . . . . .        1,000              37
 Ito-Yokado Co., Ltd. (RETS)  . . . . . . .        2,000             217
 KAO Corp. (HNBA) . . . . . . . . . . . . .        8,000             228
 Kokuyo Co. (COMM)  . . . . . . . . . . . .        6,000              80
 Komori Corp. (MACH)  . . . . . . . . . . .        5,000              95
 Kuraray Co., Ltd. (APPA) . . . . . . . . .       16,000             162
 Kyocera Corp. (ETRN) . . . . . . . . . . .        6,000           1,556
 Makita Corp. (CNSU)  . . . . . . . . . . .        8,000              72
 Marui Co., Ltd. (RETS) . . . . . . . . . .       13,000             194
 Matsushita Electric Industrial Co. (ETRN)        24,000             665
 Mitsubishi Corp. (DIOP)  . . . . . . . . .       15,000             116
 Mitsubishi Heavy Industries, Ltd. (MACH) .       71,000             237
 Mitsui Fudosan (REAL)  . . . . . . . . . .       32,000             217
 Murata Manufacturing Co., Ltd. (ETRN)  . .        6,000           1,409
 NEC Corp. (COMP) . . . . . . . . . . . . .       41,000             977
 Nippon Telegraph & Telephone Corp. (UTIT)            81           1,387
 Nomura Securities Co., Ltd. (FUND) . . . .       26,000             469
 NTT Mobile Communications Network, Inc.
  (TELS). . . . . . . . . . . . . . . . . .           25             962
 Sankyo Co., Ltd. (HEAL)  . . . . . . . . .       14,000             288
 Sekisui Chemical Co. (CHEM)  . . . . . . .       20,000              89
 Sekisui House, Ltd. (CONS) . . . . . . . .       15,000             133
 Seven-Eleven Japan (RETF)  . . . . . . . .        1,000             159
 Shin-Etsu Chemical Co. (CHEM)  . . . . . .        6,000             258
 Shiseido Co., Ltd. (CHEM)  . . . . . . . .        7,000             102
 Softbank Corp. * (SOFT)  . . . . . . . . .          100              96
 Sony Corp. (ETRN)  . . . . . . . . . . . .        5,500           1,631
 Sumitomo Bank (BANK) . . . . . . . . . . .       18,000             246
 Sumitomo Corp. (DIOP)  . . . . . . . . . .       27,000             262
 Sumitomo Electric Industries (TELE)  . . .       25,000             289
 TDK Corp. (COMP) . . . . . . . . . . . . .        4,000             552
 Tokio Marine & Fire Insurance Co. (INSU) .        7,000              82
 Tokyo Electron, Ltd. (ETRN)  . . . . . . .        1,100             151
 Toppan Printing Co. (CNSU) . . . . . . . .       13,000             130
 Toshiba Corp. (ETRN) . . . . . . . . . . .       52,000             397
 UNY Co., Ltd. (RETS) . . . . . . . . . . .        8,000              78
 Yamanouchi Pharmaceutical Co., Ltd.
  (HEAL). . . . . . . . . . . . . . . . . .        7,000             245
                                                                 -------
                                                                  17,602
Luxembourg - 0.1%
 Society Europeenne des Satellites (MEDI) .          336              49

Mexico - 1.7%
 Cemex SA de CV - ADR * Participation
  Certificates (CONS) . . . . . . . . . . .        4,412             123
 Cemex SA de CV - CPO * (CONS)  . . . . . .        8,000              45
 Fomento Economico Mexicano SA de CV
  (FOOD). . . . . . . . . . . . . . . . . .       45,000             201
 Grupo Modelo SA de CV - Ser. C (FOOD)  . .       32,000              88
 Grupo Televisa SA - GDR * (MEDI) . . . . .        2,907             198
 Kimberly-Clark de Mexico SA de CV
  (PAPR). . . . . . . . . . . . . . . . . .       23,170              90
 Telefonos de Mexico SA - ADR (UTIT)  . . .        5,560             626
                                                                 -------
                                                                   1,371
Netherlands - 8.4%
 ABN Amro Holding NV (BANK) . . . . . . . .       12,346             308
 Akzo Nobel NV (CHEM) . . . . . . . . . . .        1,110              56
 ASM Lithography Holding NV (ETRN)  . . . .        7,120             791
 CSM NV (FOOD)  . . . . . . . . . . . . . .        8,796             188

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES PORTFOLIO

                                                                 Market
               Name of Issuer                   Shares           Value
                                                                (000's)
COMMON STOCK - CONTINUED

Netherlands - Continued
 Elsevier NV (MEDP) . . . . . . . . . . . .       15,850         $   189
 Equant (COMP)  . . . . . . . . . . . . . .        2,485             282
 Fortis (NL) NV (INSU)  . . . . . . . . . .       11,430             412
 Gucci Group NV (APPA)  . . . . . . . . . .        2,135             245
 ING Groep NV (BANK)  . . . . . . . . . . .       15,140             914
 Koninklijke (Royal) Philips Electronics NV
  (ETRN). . . . . . . . . . . . . . . . . .        5,406             735
 KPN NV (UTIT)  . . . . . . . . . . . . . .        1,730             169
 Royal Dutch Petroleum Co. (OILS) . . . . .        7,650             469
 STMicroelectronics * (ETRN)  . . . . . . .        4,866             749
 TNT Post Group NV (TRAN) . . . . . . . . .        1,990              57
 United Pan-Europe Communications NV *
  (TELS). . . . . . . . . . . . . . . . . .          932             119
 VNU NV (MEDP)  . . . . . . . . . . . . . .        4,580             241
 Wolters Kluwer NV - CVA (MEDP) . . . . . .       24,082             815
                                                                 -------
                                                                   6,739
New Zealand - 0.2%
 Telecom Corp. of New Zealand, Ltd. (TELS)        35,000             165
Norway - 0.5%
 Norsk Hydro ASA (DIOP) . . . . . . . . . .        1,890              79
 Orkla ASA (DIOP) . . . . . . . . . . . . .       19,210             331
                                                                 -------
                                                                     410
Portugal - 0.3%
 Estabelecimentos Jeronimo Martins & Filho,
  Sociedade Gestora de Participacoes Sociais
  SA (RETF) . . . . . . . . . . . . . . . .        9,813             251
Singapore - 0.7%
 Singapore Press Holdings, Ltd. (MEDP)  . .        5,138             111
 Singapore Telecommunications, Ltd. (TELS)        35,000              72
 United Overseas Bank, Ltd. (BANK)  . . . .       39,072             345
                                                                 -------
                                                                     528
South Korea - 1.2%
 Korea Telecom Corp. - ADR * (TELS) . . . .        4,000             299
 Pohang Iron & Steel Co., Ltd. - ADR (STEE)        2,053              72
 Samsung Electronics (ETRN) . . . . . . . .        1,950             457
 SK Telecom Co., Ltd. (TELS)  . . . . . . .           30             107
                                                                 -------
                                                                     935
Spain - 2.9%
 Banco Bilbao Vizcaya SA (BANK) . . . . . .        6,820              97
 Banco Popular Espanol SA (BANK)  . . . . .        1,200              78
 Banco Santander Central Hispano SA
  (BANK). . . . . . . . . . . . . . . . . .       33,860             383
 Corporacion Bancaria de Espana SA (BANK)          5,710             134
 Endesa SA (UTIE) . . . . . . . . . . . . .        9,518             189
 Gas Natural SDG SA - E Shares (UTIG) . . .        4,810             111
 Iberdrola SA (UTIE)  . . . . . . . . . . .       14,690             204
 Repsol SA (OILX) . . . . . . . . . . . . .        9,172             213
 Telefonica SA (UTIT) . . . . . . . . . . .       36,520             912
                                                                 -------
                                                                   2,321
Sweden - 2.9%
 Atlas Copco AB (MACH)  . . . . . . . . . .        3,650             104
 Electrolux AB - Ser. B (APPL)  . . . . . .       17,700             445
 Esselte AB - Cl. B (COMM)  . . . . . . . .          910               7
 Hennes & Mauritz AB - B Shares (RETS)  . .       22,930             768
 Nordbanken Holding (BANK)  . . . . . . . .       47,884             281
 Sandvik AB - Cl. B (MACH)  . . . . . . . .        5,320             170
 Securitas AB - B Shares (COMM) . . . . . .       12,856             233
 Telefonaktiebolaget LM Ericsson - B Shares
  (TELE). . . . . . . . . . . . . . . . . .        5,140             330
                                                                 -------
                                                                   2,338
Switzerland - 4.7%
 ABB, Ltd. * (ENGI) . . . . . . . . . . . .        4,667             570
 Adecco SA - Reg. (COMM)  . . . . . . . . .        1,235             962
 Credit Suisse Group - Reg. (BANK)  . . . .        1,370             272
 Nestle SA (FOOD) . . . . . . . . . . . . .          460             843
 Roche Holding AG (HEAL)  . . . . . . . . .           51             605
 Swisscom AG - Reg. (UTIT)  . . . . . . . .          261             106
 UBS AG - Reg. (BANK) . . . . . . . . . . .        1,586             428
                                                                 -------
                                                                   3,786
Taiwan - 0.2%
 Hon Hai Precision Industry Co., Ltd. - GDR
   144A * (a) (ETRN)  . . . . . . . . . . .        7,092             137
United Kingdom - 15.4%
 Abbey National First Capital BV (BANK) . .       18,000             288
 AstraZeneca Group plc (HEAL) . . . . . . .       12,701             528
 BG Group plc (UTIG)  . . . . . . . . . . .       16,522             107
 BP Amoco plc (OILE)  . . . . . . . . . . .       34,000             343
 Cable & Wireless plc (TELS)  . . . . . . .       52,100             894
 Cadbury Schweppes plc (FOOD) . . . . . . .       55,200             333
 Caradon plc (CONS) . . . . . . . . . . . .       47,500             119
 Centrica plc * (UTIG)  . . . . . . . . . .       18,900              55
 Compass Group plc (FOOD) . . . . . . . . .       51,000             700
 David S. Smith Holdings plc (PAPR) . . . .       24,000              77
 Diageo plc (FOOD)  . . . . . . . . . . . .       47,512             379
 Electrocomponents plc (ETRN) . . . . . . .       15,000             166
 GKN plc (PART) . . . . . . . . . . . . . .        4,000              65
 Glaxo Wellcome plc (HEAL)  . . . . . . . .       29,000             822
 Hays plc (DIOP)  . . . . . . . . . . . . .        3,100              49
 Hilton Group plc (LEIS)  . . . . . . . . .       28,000              91
 HSBC Holdings plc (BANK) . . . . . . . . .       20,400             286
 John Laing plc (HOUS)  . . . . . . . . . .        3,000              13
 Kingfisher plc (RETS)  . . . . . . . . . .       68,000             755
 Marconi plc (TELE) . . . . . . . . . . . .       21,600             381
 National Westminster Bank plc (BANK) . . .       62,000           1,332
 Rank Group plc (DIOP)  . . . . . . . . . .        7,310              24
 Reed International plc (MEDP)  . . . . . .       80,000             601
 Rio Tinto plc - Reg. (DIOP)  . . . . . . .       20,000             480

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES PORTFOLIO

                                                                 Market
               Name of Issuer                   Shares           Value
                                                                (000's)
COMMON STOCK - CONTINUED

United Kingdom - Continued
 Safeway plc (RETF) . . . . . . . . . . . .       19,000         $    66
 Shell Transport & Trading Co. plc (OILX) .      129,000           1,072
 SmithKline Beecham plc (HEAL)  . . . . . .       64,300             815
 Tesco plc (RETF) . . . . . . . . . . . . .       72,900             221
 Tomkins plc (DIOP) . . . . . . . . . . . .       58,496             191
 Unilever plc (CNSU)  . . . . . . . . . . .       60,928             448
 United News & Media plc (MEDP) . . . . . .       17,500             221
 Vodafone Group plc (TELS)  . . . . . . . .       75,500             376
                                                                --------
                                                                  12,298
                                                                --------
                         TOTAL COMMON STOCK-        94.9%         75,757
                                                                --------

PREFERRED STOCK
Australia - 0.2%
 News Corp., Ltd. (MEDI)  . . . . . . . . .       15,247             131
Brazil - 0.6%
 Banco Itau SA (BANK) . . . . . . . . . . .      970,000              83
 Companhia Energetica de Minas Gerais -
  CEMIG (UTIE)  . . . . . . . . . . . . . .    1,701,000              38
 Petroleo Brasileiro SA - Petrobras (OILS)     1,012,000             257
 Telecommunicacoes de Sao Paulo * (TELS)  .    3,179,956              75
 Telesp Celular SA - Cl. B * (TELS) . . . .      540,000              43
                                                                --------
                                                                     496
Germany - 0.1%
 Fresenius AG (HEAL)  . . . . . . . . . . .          290              53
                                                                --------
                      TOTAL PREFERRED STOCK-         0.9%            680
                                                  Par
                                                 Value
                                                (000's)
SHORT-TERM INVESTMENTS - 4.1%

 Investment in joint trading account (Note B)
  5.242% due 01/03/00 . . . . . . . . . . .   $    3,255           3,255
                                              ----------         -------
                          TOTAL INVESTMENTS-        99.9%         79,692
        Cash and Receivables, less payables-         0.1%            102
                                              ----------         -------
                                 NET ASSETS-       100.0%        $79,794
                                              ==========         =======

*    Non-income producing security.
ADR - American Depository Receipt
GDR - Global Depository Receipt
(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, securities aggregated $137 or .17% of net assets of the Portfolio.

See notes to financial statements.


SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                            Market         % of
                                          Industry          Value        Long-Term
Industry                                Abbreviation       (000's)      Investments
Banks . . . . . . . . . . . . . . . .       BANK            $9,788        12.8%
Electronic Products and Services  . .       ETRN             9,467        12.4%
Telecommunication Services  . . . . .       TELS             6,799         8.9%
Telephone . . . . . . . . . . . . . .       UTIT             4,596         6.0%
Health Care Products  . . . . . . . .       HEAL             4,272         5.6%
Telecommunication Equipment . . . . .       TELE             3,479         4.6%
Commercial Services . . . . . . . . .       COMM             3,316         4.3%
Diversified Operations  . . . . . . .       DIOP             3,100         4.1%
Food, Beverage and Tobacco  . . . . .       FOOD             2,792         3.7%
Machinery . . . . . . . . . . . . . .       MACH             2,618         3.4%
Retail - Department Stores  . . . . .       RETS             2,515         3.3%
Media - Publishing  . . . . . . . . .       MEDP             2,479         3.2%
Oil and Natural Gas Exploration
  and Production  . . . . . . . . . .       OILX             2,207         2.9%
Insurance . . . . . . . . . . . . . .       INSU             2,125         2.8%
Computer Equipment  . . . . . . . . .       COMP             1,932         2.5%
Media - TV / Radio  . . . . . . . . .       MEDI             1,597         2.1%
Retail - Food   . . . . . . . . . . .       RETF             1,575         2.1%
Electrical Equipment  . . . . . . . .       ELEQ             1,344         1.8%
Oil   . . . . . . . . . . . . . . . .       OILS              1061         1.4%
Construction  . . . . . . . . . . . .       CONS               791         1.0%
Chemicals . . . . . . . . . . . . . .       CHEM               761         1.0%
Electric Power  . . . . . . . . . . .       UTIE               693         1.0%
Consumer - Miscellaneous  . . . . . .       CNSU               650         0.9%
Computer Software and Services  . . .       SOFT               631         0.8%
Leisure and Recreation  . . . . . . .       LEIS               608         0.8%
Engineering and Construction  . . . .       ENGI               570         0.7%
Real Estate Development . . . . . . .       READ               475         0.6%
Brokerage and Investment
  Management  . . . . . . . . . . . .       FUND               469         0.6%
Cosmetics and Personal Care
  Products  . . . . . . . . . . . . .       HNBA               468         0.6%
Household Appliances /
  Furnishings . . . . . . . . . . . .       APPL               445         0.6%
Shoe and Apparel Manufacturing  . . .       APPA               406         0.5%
Financial Services  . . . . . . . . .       FINL               402         0.5%
Oil - Equipment and Services  . . . .       OILE               343         0.5%
Natural Gas Distribution  . . . . . .       UTIG               310         0.4%
Transportation Services   . . . . . .       TRAN               230         0.3%
Real Estate Operations  . . . . . . .       REAL               217         0.3%
Paper and Forest Products . . . . . .       PAPR               167         0.2%
Personal and Commercial
  Lending   . . . . . . . . . . . . .       LEND               154         0.2%
Auto and Truck Parts  . . . . . . . .       PART               154         0.2%
Housing . . . . . . . . . . . . . . .       HOUS               110         0.1%
Metals and Mining . . . . . . . . . .       META               108         0.1%
Real Estate Investment Trust  . . . .       REIT               104         0.1%
Steel . . . . . . . . . . . . . . . .       STEE                72         0.1%
Automobile  . . . . . . . . . . . . .       AUTO                37         0.0%
                                                           -------      ------
                                                           $76,437       100.0%
                                                           =======      ======

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO

                                                                Market
             Name of Issuer                   Shares             Value
                                                                (000's)
COMMON STOCK
Aerospace and Defense - 1.2%
 B.F. Goodrich Co.  . . . . . . . . . .         3,500          $     96
 Boeing Co. . . . . . . . . . . . . . .        33,368             1,387
 General Dynamics Corp. . . . . . . . .         7,300               385
 Honeywell International, Inc.  . . . .        28,262             1,631
 Lockheed Martin Corp.  . . . . . . . .        13,800               302
 Northrop Grumman Corp. . . . . . . . .         2,300               124
 Raytheon Co. - Cl. B . . . . . . . . .        12,300               327
 United Technologies Corp.  . . . . . .        17,000             1,105
                                                               --------
                                                                  5,357
Agricultural Operations - 0.2%
 Monsanto Co. . . . . . . . . . . . . .        22,300               794
Auto and Truck Parts - 0.7%
 AutoZone, Inc. * . . . . . . . . . . .         4,800               155
 Cooper Tire & Rubber Co. . . . . . . .         2,100                32
 Cummins Engine Company, Inc. . . . . .         1,200                58
 Dana Corp. . . . . . . . . . . . . . .         6,215               186
 General Motors Corp. . . . . . . . . .        22,600             1,643
 Genuine Parts Co.  . . . . . . . . . .         6,650               165
 Goodyear Tire & Rubber Co. . . . . . .         5,100               144
 ITT Industries, Inc. . . . . . . . . .         2,900                97
 Johnson Controls, Inc. . . . . . . . .         2,900               165
 Navistar International Corp., Inc. -
  Cl. B . . . . . . . . . . . . . . . .         2,400               114
 PACCAR, Inc. . . . . . . . . . . . . .         2,800               124
 Pep Boys - Manny, Moe & Jack . . . . .         1,648                15
 TRW, Inc.  . . . . . . . . . . . . . .         4,500               234
                                                               --------
                                                                  3,132
Automobile - 0.6%
 Delphi Automotive Systems Corp.  . . .        20,469               322
 Ford Motor Co. . . . . . . . . . . . .        43,000             2,298
                                                               --------
                                                                  2,620
Banks - 4.8%
 AmSouth Bancorporation . . . . . . . .        13,100               253
 Bank of America Corp.  . . . . . . . .        60,768             3,050
 Bank of New York Co., Inc. . . . . . .        25,900             1,036
 Bank One Corp. . . . . . . . . . . . .        40,950             1,313
 BB&T Corporation . . . . . . . . . . .        11,300               309
 Chase Manhattan Corp.  . . . . . . . .        29,100             2,261
 Comerica, Inc. . . . . . . . . . . . .         5,300               247
 Fifth Third Bancorp  . . . . . . . . .        11,050               811
 First Union Corp.  . . . . . . . . . .        35,046             1,150
 Firstar Corp.  . . . . . . . . . . . .        34,764               734
 FleetBoston Financial Corp.  . . . . .        32,470             1,130
 Golden West Financial Corp.  . . . . .         5,700               191
 Huntington Bancshares, Inc.  . . . . .         7,565               181
 J.P. Morgan & Co., Inc.  . . . . . . .         6,200               785
 KeyCorp  . . . . . . . . . . . . . . .        16,100               356
 National City Corp.  . . . . . . . . .        22,000               521
 Northern Trust Corp. . . . . . . . . .         8,000               424
 Old Kent Financial Corp. . . . . . . .         4,100               145
 PNC Bank Corp. . . . . . . . . . . . .        10,100               449
 Regions Financial Corp.  . . . . . . .         7,800               196
 Republic New York Corp.  . . . . . . .         3,800               274
 SouthTrust Corp. . . . . . . . . . . .         6,300               238
 State Street Corp. . . . . . . . . . .         5,800               424
 Summit Bancorp . . . . . . . . . . . .         6,600               202
 Suntrust Banks, Inc. . . . . . . . . .        11,400               785
 Synovus Financial Corp.  . . . . . . .        10,350               206
 U.S. Bancorp . . . . . . . . . . . . .        25,918               617
 Union Planters Corp. . . . . . . . . .         5,300               209
 Wachovia Corp. . . . . . . . . . . . .         7,200               490
 Washington Mutual, Inc.  . . . . . . .        20,618               536
 Wells Fargo & Co.  . . . . . . . . . .        58,500             2,366
                                                               --------
                                                                 21,889
Brokerage and Investment Management - 5.6%
 Aim Stic Prime Fund  . . . . . . . . .    10,793,823            10,794
 Bear Stearns Cos., Inc.  . . . . . . .         4,032               172
 Charles Schwab Corp. . . . . . . . . .        28,750             1,103
 Franklin Resources, Inc. . . . . . . .         9,100               292
 Lehman Brothers Holdings, Inc. . . . .         4,300               364
 Merrill Lynch & Co., Inc.  . . . . . .        13,000             1,086
 Morgan Stanley, Dean Witter, Discover &
  Co. . . . . . . . . . . . . . . . . .        19,650             2,805
 Paine Webber Group, Inc. . . . . . . .         4,700               182
 Prime Obligation Fund  . . . . . . . .     8,286,040             8,286
 T. Rowe Price Associates, Inc. . . . .         4,000               148
                                                               --------
                                                                 25,232
Business Services - 0.3%
 Automatic Data Processing, Inc.  . . .        22,400             1,207
 Dun & Bradstreet Corp. . . . . . . . .         6,000               177
 H & R Block, Inc.  . . . . . . . . . .         3,400               149
 IKON Office Solutions, Inc.  . . . . .         4,900                33
                                                               --------
                                                                  1,566
Chemicals - 1.1%
 Air Products & Chemicals, Inc. . . . .         8,400               282
 Dow Chemical Co. . . . . . . . . . . .         7,800             1,042
 E.I. du Pont de Nemours & Co.  . . . .        37,182             2,449
 Eastman Chemical Co. . . . . . . . . .         3,000               143
 Engelhard Corp.  . . . . . . . . . . .         3,800                72
 Great Lakes Chemical Corp. . . . . . .         1,900                72
 Hercules, Inc. . . . . . . . . . . . .         3,400                95
 Praxair, Inc.  . . . . . . . . . . . .         5,500               277
 Rohm & Haas Co.  . . . . . . . . . . .         8,027               327
 Sigma-Aldrich Corp.  . . . . . . . . .         3,300                99
 Union Carbide Corp.  . . . . . . . . .         4,600               307
 W.R. Grace & Co. . . . . . . . . . . .         1,700                24
                                                               --------
                                                                  5,189
Commercial Services - 0.5%
 Cendant Corp. *  . . . . . . . . . . .        25,599               680
 Deluxe Corp. . . . . . . . . . . . . .         2,700                74
 Ecolab, Inc. . . . . . . . . . . . . .         4,800               188
 Equifax, Inc.  . . . . . . . . . . . .         5,400               127
 Interpublic Group Cos., Inc. . . . . .        10,000               577
 Omnicom Group, Inc.  . . . . . . . . .         6,300               630

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO

                                                                 Market
              Name of Issuer                   Shares             Value
                                                                 (000's)
COMMON STOCK - CONTINUED
Commercial Services - Continued
 Quintiles Transnational Corp. *  . . .         3,800          $     71
 R.R. Donnelley & Sons Co.  . . . . . .         4,100               102
                                                               --------
                                                                  2,449
Computer Equipment - 6.8%
 3Com Corp. * . . . . . . . . . . . . .        12,500               588
 Apple Computer, Inc. * . . . . . . . .         5,800               596
 Compaq Computer Corp.  . . . . . . . .        60,711             1,643
 Comverse Technology, Inc. *  . . . . .         2,600               376
 Dell Computer Corp. *  . . . . . . . .        90,300             4,605
 Gateway, Inc. *  . . . . . . . . . . .        11,100               800
 Hewlett-Packard Co.  . . . . . . . . .        36,200             4,125
 Intel Corp.  . . . . . . . . . . . . .       118,600             9,762
 International Business Machines Corp.         64,000             6,912
 Lexmark International Group, Inc. - Cl.
  A * . . . . . . . . . . . . . . . . .         4,400               398
 Network Appliance, Inc. *  . . . . . .         5,400               449
 Xerox Corp.  . . . . . . . . . . . . .        23,600               535
                                                               --------
                                                                 30,789
Computer Software and Services - 11.8%
 Adobe Systems, Inc.  . . . . . . . . .         4,400               296
 America Online, Inc. * . . . . . . . .        79,400             5,990
 Autodesk, Inc. . . . . . . . . . . . .         2,400                81
 BMC Software, Inc. * . . . . . . . . .         8,500               679
 Cabletron Systems, Inc. *  . . . . . .         6,700               174
 Ceridian Corp. * . . . . . . . . . . .         4,900               106
 Citrix Systems, Inc. * . . . . . . . .         3,200               394
 Computer Associates International, Inc.       18,925             1,324
 Computer Sciences Corp. *  . . . . . .         6,000               568
 Compuware Corp. *  . . . . . . . . . .        12,700               473
 Electronic Data Systems Corp.  . . . .        16,900             1,131
 EMC Corp. *  . . . . . . . . . . . . .        36,206             3,955
 First Data Corp. . . . . . . . . . . .        14,700               725
 IMS Health, Inc. . . . . . . . . . . .        10,700               291
 Microsoft Corp.  . . . . . . . . . . .       183,000            21,365
 Novell, Inc. * . . . . . . . . . . . .        11,500               459
 Oracle Corp. * . . . . . . . . . . . .        50,525             5,662
 Parametric Technology Co. *  . . . . .         9,300               252
 Peoplesoft, Inc. . . . . . . . . . . .         8,400               179
 Seagate Technology, Inc. * . . . . . .         7,500               349
 Shared Medical Systems Corp. . . . . .           800                41
 Silicon Graphics, Inc. * . . . . . . .         6,100                60
 Sun Microsystems, Inc. * . . . . . . .        55,500             4,298
 Unisys Corp. * . . . . . . . . . . . .        11,000               351
 Yahoo!, Inc. * . . . . . . . . . . . .         9,300             4,024
                                                               --------
                                                                 53,227
Construction - 0.0%
 Armstrong World Industries, Inc. . . .         1,300                44
 Foster Wheeler Corp. . . . . . . . . .           600                 5
 Vulcan Materials Co. . . . . . . . . .         3,500               140
                                                               --------
                                                                    189
Consumer - Miscellaneous - 0.7%
 American Greetings Corp. - Cl. A . . .         1,900                45
 Avery Dennison Corp. . . . . . . . . .         4,100               299
 Black & Decker Corp. . . . . . . . . .         2,900               152
 Briggs & Stratton Corp.  . . . . . . .           800                43
 Clorox Co. . . . . . . . . . . . . . .         8,500               428
 Fortune Brands, Inc. . . . . . . . . .         5,800               192
 Jostens, Inc.  . . . . . . . . . . . .         1,200                29
 Newell Rubbermaid, Inc.  . . . . . . .        10,116               293
 Parker-Hannifin Corp.  . . . . . . . .         3,750               192
 Service Corp. International  . . . . .         8,600                60
 Sherwin-Williams Co. . . . . . . . . .         6,300               132
 Snap-On, Inc.  . . . . . . . . . . . .         2,000                53
 Stanley Works  . . . . . . . . . . . .         2,900                87
 Tupperware Corp. . . . . . . . . . . .         1,800                31
 Unilever NV - NY Shares  . . . . . . .        20,082             1,093
                                                               --------
                                                                  3,129
Containers - 0.1%
 Bemis Co., Inc.  . . . . . . . . . . .         1,700                59
 Crown Cork & Seal Co., Inc.  . . . . .         3,900                87
 Owens-Illinois, Inc. * . . . . . . . .         5,800               146
 Pactiv Corp. * . . . . . . . . . . . .         5,100                54
 Sealed Air Corp. * . . . . . . . . . .         2,789               145
                                                               --------
                                                                    491
Cosmetics and Personal Care Products - 1.9%
 Alberto-Culver Co. - Cl. B . . . . . .         2,200                57
 Avon Products, Inc.  . . . . . . . . .         8,200               271
 Colgate-Palmolive Co.  . . . . . . . .        20,500             1,332
 Gillette Co. . . . . . . . . . . . . .        37,900             1,561
 International Flavors & Fragrances,
  Inc.. . . . . . . . . . . . . . . . .         3,700               140
 Procter & Gamble Co. . . . . . . . . .        46,700             5,116
                                                               --------
                                                                  8,477
Diversified Operations - 6.0%
 Cooper Industries, Inc.  . . . . . . .         3,300               133
 Corning, Inc.  . . . . . . . . . . . .         8,600             1,109
 Costco Wholesale Corp. * . . . . . . .         7,800               712
 Crane Co.  . . . . . . . . . . . . . .         1,750                35
 Danaher Corp.  . . . . . . . . . . . .         5,200               251
 Eastern Enterprises  . . . . . . . . .         1,100                63
 Eaton Corp.  . . . . . . . . . . . . .         2,800               203
 El Paso Energy Corp. . . . . . . . . .         8,400               326
 General Electric Co. . . . . . . . . .       116,400            18,013
 Illinois Tool Works, Inc.  . . . . . .        10,700               723
 Minnesota Mining & Manufacturing Co. .        14,200             1,390
 National Service Industries, Inc.  . .         1,300                38
 Pall Corp. . . . . . . . . . . . . . .         4,900               106
 PPG Industries, Inc. . . . . . . . . .         6,200               388
 Seagram Co., Ltd.  . . . . . . . . . .        15,300               687
 Textron, Inc.  . . . . . . . . . . . .         5,400               414
 Tyco International, Ltd. . . . . . . .        59,652             2,319
                                                               --------
                                                                 26,910

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO

                                                                Market
             Name of Issuer                   Shares             Value
                                                                (000's)
COMMON STOCK - Continued
Electric Power - 1.5%
 AES Corp. *  . . . . . . . . . . . . .         7,300          $    546
 Ameren Corp. . . . . . . . . . . . . .         4,600               151
 American Electric Power Co.  . . . . .         7,100               228
 Carolina Power & Light Co. . . . . . .         6,000               182
 Central & South West Corp. . . . . . .         6,900               138
 Cinergy Corp.  . . . . . . . . . . . .         6,100               147
 CMS Energy Corp. . . . . . . . . . . .         4,200               131
 Consolidated Edison, Inc.  . . . . . .         8,100               279
 Constellation Energy Group . . . . . .         5,200               151
 Dominion Resources, Inc. . . . . . . .         6,900               271
 DTE Energy Co. . . . . . . . . . . . .         4,900               154
 Duke Energy Co.  . . . . . . . . . . .        12,944               649
 Edison International . . . . . . . . .        12,500               327
 Entergy Corp.  . . . . . . . . . . . .         8,300               214
 Firstenergy Corp.  . . . . . . . . . .         8,700               197
 Florida Progress Corp. . . . . . . . .         3,300               140
 FPL Group, Inc.  . . . . . . . . . . .         6,100               261
 GPU, Inc.  . . . . . . . . . . . . . .         4,300               129
 New Century Energies, Inc. . . . . . .         4,400               134
 Niagara Mohawk Holdings, Inc.  . . . .         6,100                85
 Northern States Power Co.  . . . . . .         6,000               117
 Peco Energy Co.  . . . . . . . . . . .         6,400               222
 PG & E Corp. . . . . . . . . . . . . .        13,400               275
 Pinnacle West Capital Corp.  . . . . .         2,800                85
 PP & L Resources, Inc. . . . . . . . .         5,500               126
 Public Services Enterprise Group, Inc.         7,400               257
 Reliant Energy, Inc. . . . . . . . . .         9,924               227
 Southern Co. . . . . . . . . . . . . .        24,300               571
 Texas Utilities Co.  . . . . . . . . .         9,412               335
                                                               --------
                                                                  6,729
Electrical Equipment - 0.4%
 Best Buy Co., Inc. . . . . . . . . . .         7,400               371
 Emerson Electric Co. . . . . . . . . .        15,300               878
 Molex, Inc.  . . . . . . . . . . . . .         5,300               300
 Unicom Corp. . . . . . . . . . . . . .         7,900               265
                                                               --------
                                                                  1,814
Electronic Products and Services - 5.8%
 Adaptec, Inc. *  . . . . . . . . . . .         3,400               170
 Advanced Micro Devices, Inc. * . . . .         5,300               153
 Analog Devices, Inc. * . . . . . . . .         6,200               577
 Applied Materials, Inc. *  . . . . . .        13,500             1,710
 Ball Corp. . . . . . . . . . . . . . .           800                32
 Cisco Systems, Inc. *  . . . . . . . .       116,050            12,432
 KLA-Tencor Corp. * . . . . . . . . . .         3,200               356
 LSI Logic Corp. *  . . . . . . . . . .         5,400               365
 Micron Technology, Inc. *  . . . . . .         9,400               731
 Millipore Corp.  . . . . . . . . . . .         1,900                73
 Motorola, Inc. . . . . . . . . . . . .        21,700             3,195
 National Semiconductor Corp. * . . . .         5,800               248
 PE Corp-BE Biosystems Group  . . . . .         3,700               445
 PerkinElmer, Inc.  . . . . . . . . . .         1,600                67
 Pitney Bowes, Inc. . . . . . . . . . .         9,100               440
 Polaroid Corp. . . . . . . . . . . . .         1,400                26
 Rockwell International Corp. * . . . .         6,900               330
 Solectron Corp. *  . . . . . . . . . .        10,300               980
 Tektronix, Inc.  . . . . . . . . . . .         1,500                58
 Teradyne, Inc. * . . . . . . . . . . .         6,200               409
 Texas Instruments, Inc.  . . . . . . .        28,500             2,761
 Thomas & Betts Corp. . . . . . . . . .         2,000                64
 Xilinx, Inc. * . . . . . . . . . . . .        11,200               509
                                                               --------
                                                                 26,131
Engineering and Construction - 0.0%
 Fluor Corp.  . . . . . . . . . . . . .         2,400               110
Financial Services - 2.6%
 American Express Co. . . . . . . . . .        15,900             2,643
 Associates First Capital Corp. -
  Cl. A * . . . . . . . . . . . . . . .        25,706               705
 Capital One Financial Corp.  . . . . .         7,200               347
 Citigroup, Inc.  . . . . . . . . . . .       119,728             6,653
 Mellon Financial Corp. . . . . . . . .        18,200               620
 Paychex, Inc.  . . . . . . . . . . . .         8,800               352
 Providian Financial Corp. *  . . . . .         5,050               460
                                                               --------
                                                                 11,780
Food, Beverage and Tobacco - 3.6%
 Adolph Coors Co. - Cl. B . . . . . . .         1,400                74
 Anheuser-Busch Cos., Inc.  . . . . . .        16,400             1,162
 Archer-Daniels-Midland Co. . . . . . .        22,273               271
 Bestfoods  . . . . . . . . . . . . . .         9,900               520
 Brown-Forman Corp. - Cl. B . . . . . .         2,400               137
 Campbell Soup Co.  . . . . . . . . . .        15,400               596
 Coca-Cola Co.  . . . . . . . . . . . .        87,700             5,109
 Coca-Cola Enterprises, Inc.  . . . . .        14,600               294
 ConAgra, Inc.  . . . . . . . . . . . .        17,500               395
 General Mills, Inc.  . . . . . . . . .        11,000               393
 H.J. Heinz Co. . . . . . . . . . . . .        12,700               506
 Hershey Foods Corp.  . . . . . . . . .         5,000               238
 Kellogg Co.  . . . . . . . . . . . . .        14,700               453
 Nabisco Group Holdings Corp. . . . . .        10,400               111
 PepsiCo, Inc.  . . . . . . . . . . . .        51,300             1,808
 Philip Morris Cos., Inc. . . . . . . .        83,600             1,938
 Quaker Oats Co.  . . . . . . . . . . .         4,800               315
 Ralston-Ralston Purina Group . . . . .        11,700               326
 Sara Lee Corp. . . . . . . . . . . . .        31,900               704
 SUPERVALU, Inc.  . . . . . . . . . . .         4,900                98
 Sysco Corp.  . . . . . . . . . . . . .        11,500               455
 UST, Inc.  . . . . . . . . . . . . . .         6,000               151
 Wm. Wrigley Jr. Co.  . . . . . . . . .         4,200               348
                                                               --------
                                                                 16,402
Health Care Products - 8.4%
 Abbott Laboratories  . . . . . . . . .        54,800             1,990
 Allergan, Inc. . . . . . . . . . . . .         4,400               219
 ALZA Corp. * . . . . . . . . . . . . .         3,500               121
 American Home Products Corp. * . . . .        46,600             1,838
 Amgen, Inc. *  . . . . . . . . . . . .        36,400             2,186
 Bausch & Lomb, Inc.  . . . . . . . . .         1,900               130

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO
                                                                Market
             Name of Issuer                   Shares             Value
                                                                (000's)
COMMON STOCK - CONTINUED
Health Care Products - Continued
 Baxter International, Inc. . . . . . .        10,300          $    647
 Becton, Dickinson & Co.  . . . . . . .         8,600               230
 Biomet, Inc. . . . . . . . . . . . . .         4,000               160
 Boston Scientific Corp. *  . . . . . .        14,900               326
 Bristol-Myers Squibb Co. . . . . . . .        70,500             4,525
 C.R. Bard, Inc.  . . . . . . . . . . .         1,700                90
 Cardinal Health, Inc.  . . . . . . . .        10,200               488
 Eli Lilly & Co.  . . . . . . . . . . .        38,800             2,580
 Guidant Corp. *  . . . . . . . . . . .        10,800               508
 Johnson & Johnson  . . . . . . . . . .        49,400             4,600
 Mallinckrodt, Inc. . . . . . . . . . .         2,100                67
 Medtronic, Inc.  . . . . . . . . . . .        42,100             1,534
 Merck & Co., Inc.  . . . . . . . . . .        83,000             5,566
 Pfizer, Inc. . . . . . . . . . . . . .       137,600             4,464
 Pharmacia & Upjohn, Inc. . . . . . . .        18,500               833
 Schering-Plough Corp.  . . . . . . . .        52,300             2,206
 St. Jude Medical, Inc. * . . . . . . .         2,500                77
 Warner-Lambert Co. . . . . . . . . . .        30,600             2,507
 Watson Pharmaceuticals, Inc. * . . . .         3,200               115
                                                               --------
                                                                 38,007
Health Care Services - 0.4%
 Columbia/HCA Healthcare Corp.  . . . .        20,150               591
 HEALTHSOUTH Corp. *  . . . . . . . . .        13,500                72
 Humana, Inc. * . . . . . . . . . . . .         5,700                47
 Manor Care, Inc. * . . . . . . . . . .         3,400                54
 McKesson HBOC, Inc.  . . . . . . . . .         9,433               213
 Tenet Healthcare Corp. * . . . . . . .        10,500               247
 United Healthcare Corp.  . . . . . . .         6,200               329
 Wellpoint Health Networks, Inc. *  . .         2,300               152
                                                               --------
                                                                  1,705
Household Appliances / Furnishings - 0.1%
 Leggett & Platt, Inc.  . . . . . . . .         6,600               142
 Maytag Corp. . . . . . . . . . . . . .         2,800               134
 Springs Industries, Inc. - Cl. A . . .           300                12
 Whirlpool Corp.  . . . . . . . . . . .         2,800               182
                                                               --------
                                                                    470
Housing - 0.1%
 Centex Corp. . . . . . . . . . . . . .         1,700                42
 Fleetwood Enterprises, Inc.  . . . . .           700                14
 Kaufman & Broad Home Corp. . . . . . .         1,300                32
 Masco Corp.  . . . . . . . . . . . . .        16,300               414
 Owens Corning  . . . . . . . . . . . .         1,700                33
 Pulte Corp.  . . . . . . . . . . . . .           900                20
                                                               --------
                                                                    555
Insurance - 2.9%
 Aetna, Inc.  . . . . . . . . . . . . .         5,100               285
 AFLAC, Inc.  . . . . . . . . . . . . .         9,600               453
 Allstate Corp. . . . . . . . . . . . .        28,200               677
 American General Corp. . . . . . . . .         8,821               669
 American International Group, Inc. . .        54,986             5,945
 Aon Corp.  . . . . . . . . . . . . . .         9,400               376
 Chubb Corp.  . . . . . . . . . . . . .         6,300               355
 Cigna Corp.  . . . . . . . . . . . . .         6,700               540
 Cincinnati Financial Corp. . . . . . .         6,100               190
 Conseco, Inc.  . . . . . . . . . . . .        11,891               212
 Hartford Financial Services Group, Inc.        8,100               384
 Jefferson-Pilot Corp.  . . . . . . . .         3,850               263
 Lincoln National Corp. . . . . . . . .         6,800               272
 Loews Corp.  . . . . . . . . . . . . .         3,900               237
 Marsh & McLennan Cos., Inc.  . . . . .         9,600               918
 MBIA, Inc. . . . . . . . . . . . . . .         3,300               174
 MGIC Investment Corp.  . . . . . . . .         3,800               229
 Progressive Corp.  . . . . . . . . . .         2,700               197
 Safeco Corp. . . . . . . . . . . . . .         4,300               107
 St. Paul Cos., Inc.  . . . . . . . . .         7,714               260
 Torchmark, Inc.  . . . . . . . . . . .         4,200               122
 UnumProvident Corp.  . . . . . . . . .         8,820               283
                                                               --------
                                                                 13,148
Leisure and Recreation - 0.6%
 Brunswick Corp.  . . . . . . . . . . .         3,100                69
 Carnival Corp. . . . . . . . . . . . .        21,600             1,033
 Eastman Kodak Co.  . . . . . . . . . .        11,200               742
 Harrah's Entertainment, Inc. * . . . .         4,200               111
 Hasbro, Inc. . . . . . . . . . . . . .         6,525               124
 Hilton Hotels Corp.  . . . . . . . . .        14,000               135
 Marriott International, Inc. - Cl. A .         8,400               265
 Mattel, Inc. . . . . . . . . . . . . .        15,400               202
 Mirage Resorts, Inc. * . . . . . . . .         7,300               112
                                                               --------
                                                                  2,793
Machinery - 0.4%
 Caterpillar, Inc.  . . . . . . . . . .        12,600               593
 Deere & Co.  . . . . . . . . . . . . .         8,400               364
 Dover Corp.  . . . . . . . . . . . . .         7,000               318
 FMC Corp. *  . . . . . . . . . . . . .         1,000                57
 Ingersoll-Rand Co. . . . . . . . . . .         6,000               331
 McDermott International, Inc.  . . . .         2,100                19
 NACCO Industries, Inc. - Cl. A . . . .           200                11
 Thermo Electron Corp. *  . . . . . . .         5,100                77
 W.W. Grainger, Inc.  . . . . . . . . .         3,100               148
                                                               --------
                                                                  1,918
Media - Publishing - 0.5%
 Dow Jones & Co., Inc.  . . . . . . . .         3,200               218
 Gannett Co., Inc.  . . . . . . . . . .         9,900               807
 Knight-Ridder, Inc.  . . . . . . . . .         3,100               184
 Meredith Corp. . . . . . . . . . . . .         1,700                71
 New York Times Co. - Cl. A . . . . . .         6,300               310
 Times Mirror Co. - Cl. A . . . . . . .         2,100               141
 Tribune Co.  . . . . . . . . . . . . .         8,500               468
                                                               --------
                                                                  2,199
Media - TV / Radio - 2.3%
 CBS Corp. *  . . . . . . . . . . . . .        26,782             1,712
 Comcast Corp. - Cl. A  . . . . . . . .        26,900             1,360
 McGraw-Hill Cos., Inc. . . . . . . . .         7,000               431

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO
                                                                Market
             Name of Issuer                   Shares             Value
                                                                (000's)
COMMON STOCK - CONTINUED
Media - TV / Radio - Continued
 The Walt Disney Co.  . . . . . . . . .        73,500          $  2,150
 Time Warner, Inc.  . . . . . . . . . .        45,400             3,289
 Viacom, Inc. - Cl. B * . . . . . . . .        24,500             1,481
                                                               --------
                                                                 10,423
Metal Product and Fabrication - 0.1%
 Milacron, Inc. . . . . . . . . . . . .           700                11
 Reynolds Metals Co.  . . . . . . . . .         2,400               184
 Timken Co. . . . . . . . . . . . . . .         1,600                33
 Worthington Industries, Inc. . . . . .         3,000                49
                                                               --------
                                                                    277
Metals and Mining - 0.4%
 Alcan Aluminum, Ltd. . . . . . . . . .         7,800               321
 Alcoa, Inc.  . . . . . . . . . . . . .        12,900             1,071
 Inco, Ltd. . . . . . . . . . . . . . .         6,200               146
 Phelps Dodge Corp. . . . . . . . . . .         2,796               187
                                                               --------
                                                                  1,725
Natural Gas Distribution - 0.5%
 Columbia Energy Group, Inc.  . . . . .         2,900               183
 Consolidated Natural Gas Co. . . . . .         3,300               214
 Enron Corp.  . . . . . . . . . . . . .        25,200             1,118
 NICOR, Inc.  . . . . . . . . . . . . .         1,600                52
 Peoples Energy Corp. . . . . . . . . .         1,300                44
 Sempra Energy  . . . . . . . . . . . .         7,955               138
 Williams Cos., Inc.  . . . . . . . . .        15,500               474
                                                               --------
                                                                  2,223
Oil - 1.4%
 Atlantic Richfield Co. (ARCO)  . . . .        11,300               978
 Conoco, Inc. - Cl. B . . . . . . . . .        22,245               553
 Royal Dutch Petroleum Co. - NY Shares         76,200             4,605
 Tosco Corp.  . . . . . . . . . . . . .         5,000               136
                                                               --------
                                                                  6,272
Oil - Equipment and Services - 2.6%
 Baker Hughes, Inc. . . . . . . . . . .        12,000               253
 Exxon Mobil Corp.  . . . . . . . . . .       122,555             9,873
 Halliburton Co.  . . . . . . . . . . .        15,700               632
 ONEOK, Inc.  . . . . . . . . . . . . .         1,200                30
 Schlumberger, Ltd. . . . . . . . . . .        19,300             1,086
                                                               --------
                                                                 11,874
Oil and Natural Gas Exploration and Production - 1.4%
 Amerada Hess Corp. . . . . . . . . . .         3,400               193
 Anadarko Petroleum Corp. . . . . . . .         4,500               154
 Apache Corp. . . . . . . . . . . . . .         4,300               159
 Ashland, Inc.  . . . . . . . . . . . .         2,300                76
 Burlington Resources, Inc. . . . . . .         7,610               252
 Chevron Corp.  . . . . . . . . . . . .        23,400             2,027
 Coastal Corp.  . . . . . . . . . . . .         7,800               276
 Kerr-McGee Corp. . . . . . . . . . . .         2,970               184
 Occidental Petroleum Corp. . . . . . .        12,500               270
 Phillips Petroleum Co. . . . . . . . .         9,000               423
 Rowan Cos., Inc. * . . . . . . . . . .         3,400                74
 Sunoco, Inc. . . . . . . . . . . . . .         3,100                73
 Texaco, Inc. . . . . . . . . . . . . .        19,500             1,059
 Transocean Sedco Forex, Inc. . . . . .         7,336               247
 Union Pacific Resources Group, Inc.  .         9,808               125
 Unocal Corp. . . . . . . . . . . . . .         8,800               295
 USX-Marathon Group . . . . . . . . . .        11,300               279
                                                               --------
                                                                  6,166
Paper and Forest Products - 0.9%
 Boise Cascade Corp.  . . . . . . . . .         1,900                77
 Champion International Corp. . . . . .         3,200               198
 Fort James Corp. . . . . . . . . . . .         7,200               197
 Georgia-Pacific Corp.  . . . . . . . .         5,900               300
 International Paper Co.  . . . . . . .        14,621               825
 Kimberly-Clark Corp. . . . . . . . . .        19,200             1,253
 Louisiana-Pacific Corp.  . . . . . . .         3,100                44
 Mead Corp. . . . . . . . . . . . . . .         3,900               170
 Potlatch Corp. . . . . . . . . . . . .           900                40
 Temple-Inland, Inc.  . . . . . . . . .         1,800               119
 Westvaco Corp. . . . . . . . . . . . .         3,900               127
 Weyerhaeuser Co. . . . . . . . . . . .         8,400               603
 Willamette Industries, Inc.  . . . . .         4,100               190
                                                               --------
                                                                  4,143
Personal and Commercial Lending - 0.4%
 Countrywide Credit Industries, Inc.  .         3,600                91
 Household International, Inc.  . . . .        16,966               632
 MBNA Corp. . . . . . . . . . . . . . .        28,375               773
 SLM Holding Corp.  . . . . . . . . . .         5,300               224
                                                               --------
                                                                  1,720
Pollution Control - 0.1%
 Allied Waste Industries, Inc. *  . . .         5,800                51
 Waste Management, Inc. . . . . . . . .        22,457               386
                                                               --------
                                                                    437
Precious Metals/Gems/Stones - 0.2%
 Barrick Gold Corp. . . . . . . . . . .        14,200               251
 Freeport-McMoRan Copper & Gold, Inc. -
  Cl. B . . . . . . . . . . . . . . . .         5,100               108
 Homestake Mining Co. . . . . . . . . .         8,000                63
 Newmont Mining Corp. . . . . . . . . .         5,801               142
 Placer Dome, Inc.  . . . . . . . . . .        12,400               133
                                                               --------
                                                                    697
Retail - Department Stores - 5.4%
 Bed Bath & Beyond, Inc. *  . . . . . .         4,600               160
 Circuit City Stores, Inc.  . . . . . .         7,300               329
 Consolidated Stores Corp. *  . . . . .         3,300                54
 Dayton Hudson Corp.  . . . . . . . . .        15,600             1,145
 Dillard's, Inc. - Cl. A  . . . . . . .         3,600                73
 Dollar General Corp. . . . . . . . . .         9,237               210
 Federated Department Stores, Inc. *  .         7,500               379
 Gap, Inc.  . . . . . . . . . . . . . .        30,175             1,388
 Harcourt General, Inc. . . . . . . . .         2,500               101
 Home Depot, Inc. . . . . . . . . . . .        81,750             5,605

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO


                                                                Market
             Name of Issuer                   Shares             Value
                                                                (000's)
COMMON STOCK - CONTINUED
Retail - Department Stores - Continued
 J.C. Penney Co., Inc.  . . . . . . . .         8,600          $    171
 Kmart Corp. *  . . . . . . . . . . . .        18,300               184
 Kohl's Corp. . . . . . . . . . . . . .         5,900               426
 Limited, Inc.  . . . . . . . . . . . .         7,726               335
 Lowe's Cos., Inc.  . . . . . . . . . .        13,500               806
 May Department Stores Co.  . . . . . .        11,750               379
 Nordstrom, Inc.  . . . . . . . . . . .         5,400               141
 Office Depot, Inc. . . . . . . . . . .        10,700               117
 Sears, Roebuck & Co. . . . . . . . . .        13,800               420
 Staples, Inc. *  . . . . . . . . . . .        16,950               352
 Tandy Corp.  . . . . . . . . . . . . .         7,100               349
 TJX Cos., Inc. . . . . . . . . . . . .        10,600               217
 Toys "R" Us, Inc. *  . . . . . . . . .         8,600               123
 Wal-Mart Stores, Inc.  . . . . . . . .       157,900            10,915
                                                               --------
                                                                 24,379
Retail - Drug Stores - 0.4%
 CVS Corp.  . . . . . . . . . . . . . .        13,900               555
 Longs Drug Stores Corp.  . . . . . . .           900                23
 Rite Aid Corp. . . . . . . . . . . . .         8,500                95
 Walgreen Co. . . . . . . . . . . . . .        35,300             1,033
                                                               --------
                                                                  1,706
Retail - Food - 0.9%
 Albertson's, Inc.  . . . . . . . . . .        14,977               483
 Darden Restaurants, Inc. . . . . . . .         4,700                85
 McDonald's Corp. . . . . . . . . . . .        48,300             1,947
 Safeway, Inc. *  . . . . . . . . . . .        18,100               644
 The Great Atlantic & Pacific Tea Co.,
  Inc.. . . . . . . . . . . . . . . . .         1,000                28
 The Kroger Co. * . . . . . . . . . . .        30,100               568
 Tricon Global Restaurants, Inc. *  . .         5,350               207
 Wendy's International, Inc.  . . . . .         3,700                76
 Winn-Dixie Stores, Inc.  . . . . . . .         5,700               136
                                                               --------
                                                                  4,174
Shoe and Apparel Manufacturing - 0.2%
 Liz Claiborne, Inc.  . . . . . . . . .         2,000                75
 Nike, Inc. - Cl. B . . . . . . . . . .        10,000               496
 Reebok International, Ltd. . . . . . .         1,900                16
 Russell Corp.  . . . . . . . . . . . .           800                13
 V.F. Corp. . . . . . . . . . . . . . .         4,400               132
                                                               --------
                                                                    732
Steel - 0.1%
 Allegheny Technologies, Inc. . . . . .         2,850                64
 Bethlehem Steel Corp. *  . . . . . . .         3,200                27
 Nucor Corp.  . . . . . . . . . . . . .         3,000               164
 USX-US Steel Group, Inc. . . . . . . .         3,400               112
                                                               --------
                                                                    367
Telecommunication Equipment - 4.3%
 ADC Telecommunications, Inc. * . . . .         5,500               399
 Andrew Corp. * . . . . . . . . . . . .         2,850                54
 General Instrument Corp. * . . . . . .         6,200               527
 Lucent Technologies, Inc.  . . . . . .       111,225             8,321
 Nortel Networks Corp.  . . . . . . . .        47,500             4,798
 QUALCOMM, Inc. * . . . . . . . . . . .        23,600             4,157
 Scientific-Atlanta, Inc. . . . . . . .         2,900               161
 Tellabs, Inc. *  . . . . . . . . . . .        14,200               911
                                                               --------
                                                                 19,328
Telecommunication Services - 1.5%
 Clear Channel Communications, Inc. * .        11,900             1,062
 Global Crossing, Ltd.  . . . . . . . .        27,090             1,355
 MediaOne Group, Inc. . . . . . . . . .        21,600             1,659
 Nextel Communications, Inc. -
  Cl. A * . . . . . . . . . . . . . . .        13,000             1,341
 Sprint PCS (PCS Group) * . . . . . . .        15,250             1,563
                                                               --------
                                                                  6,980
Telephone - 6.8%
 Alltel Corp. . . . . . . . . . . . . .        11,100               918
 AT&T Corp. . . . . . . . . . . . . . .       113,506             5,760
 Bell Atlantic Corp.  . . . . . . . . .        55,236             3,401
 BellSouth Corp.  . . . . . . . . . . .        67,000             3,137
 CenturyTel, Inc. . . . . . . . . . . .         5,200               246
 GTE Corp.  . . . . . . . . . . . . . .        34,300             2,420
 MCI WorldCom, Inc. . . . . . . . . . .       100,778             5,348
 SBC Communications, Inc. . . . . . . .       121,197             5,908
 Sprint Corp. . . . . . . . . . . . . .        30,800             2,073
 U.S. West, Inc.  . . . . . . . . . . .        17,797             1,281
                                                               --------
                                                                 30,492
Transportation Services - 0.7%
 AMR Corp. *  . . . . . . . . . . . . .         5,100               342
 Burlington Northern Santa Fe . . . . .        15,900               385
 CSX Corp.  . . . . . . . . . . . . . .         7,900               248
 Delta Air Lines, Inc.  . . . . . . . .         4,500               224
 FDX Corp.  . . . . . . . . . . . . . .        10,600               434
 Kansas City Southern Industries, Inc.          3,800               284
 Norfolk Southern Corp. . . . . . . . .        13,800               283
 Ryder System, Inc. . . . . . . . . . .         2,000                49
 Southwest Airlines Co. . . . . . . . .        17,200               278
 U.S. Airways Group, Inc. * . . . . . .         2,600                83
 Union Pacific Corp.  . . . . . . . . .         9,000               393
                                                               --------
                                                                  3,003
U.S. Government Agencies - 0.8%
 Federal Home Loan Mortgage Corp. . . .        24,400             1,148
 Federal National Mortgage Assoc. . . .        36,500             2,279
                                                               --------
                                                                  3,427
                                                               --------
                     TOTAL COMMON STOCK-        101.0%          455,746

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO
                                                 Par             Market
             Name of Issuer                     Value             Value
                                               (000's)           (000's)
SHORT-TERM INVESTMENTS
U.S. Governmental - 0.2%
 U.S. Treasury Bills
 5.11% due 03/16/00 # . . . . . . . . .   $        25           $     25
 5.16% due 03/16/00 # . . . . . . . . .           800                791
                                          -----------           --------
           TOTAL SHORT-TERM INVESTMENTS-          0.2%               816
                                          -----------           --------
                      TOTAL INVESTMENTS-        101.2%           456,562
    Payables, less cash and receivables-         (1.2)%           (5,266)
                                          -----------           --------
                             NET ASSETS-        100.0%          $451,296
                                          ===========           ========

* Non-income producing security.
# Securities, or a portion thereof, with an aggregate market value of $816 have been segregated to collateralize financial futures contracts.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO


                                                      Par        Market
                Name of Issuer                       Value        Value
                                                    (000's)      (000's)
PUBLICLY-TRADED BONDS

Aerospace and Defense - 0.8%
 K & F Industries, Inc. - Sr. Sub. Notes
 9.25% due 10/15/07 .........................       $  175       $  166

Auto and Truck Parts - 4.9%
 Accuride Corp. - Sr. Sub. Notes
 9.25% due 02/01/08 .........................          125          115
 Delco Remy International, Inc. - Sr. Notes
 8.625% due 12/15/07 ........................           50           48
 10.625% due 08/01/06 .......................          190          197
 Dura Operating Corp.
 9.0% due 05/01/09 ..........................          135          127
 Federal-Mogul Corp. - Sr. Notes
 8.8% due 04/15/07 ..........................          100           97
 Hayes Lemmerz International, Inc.
 9.125% due 07/15/07 ........................          100           98
 LDM Technologies, Inc.
 10.75% due 01/15/07 ........................          135          123
 Lear Corp. - Sub. Notes
 9.5% due 07/15/06 ..........................          100          101
 Numatics, Inc. - Ser. B
 9.625% due 04/01/08 ........................          100           75
                                                                 ------
                                                                    981
Banks - 0.6%
 Western Financial Bank - Sub.
 8.875% due 08/01/07 ........................          125          115

Business Services - 0.3%
 Express Scripts, Inc. - Sr. Notes
 9.625% due 06/15/09 ........................           50           51

Chemicals - 5.5%
 Acetex Corp. - Sr. Notes
 9.75% due 10/01/03 .........................          125          114
 Georgia Gulf Corp. - Sr. Sub. Notes 144A (a)
 10.375% due 11/01/07 .......................          125          130
 Lyondell Chemical Co. - Debs.
 9.8% due 02/01/20 ..........................          110          110
 9.875% due 05/01/07 ........................          195          199
 PCI Chemicals Canada, Inc.
 9.25% due 10/15/07 .........................           90           69
 Sovereign Speciality Chemicals
 9.5% due 08/01/07 ..........................          180          181
 Texas Petrochemical Corp. - Sr. Sub. Notes
 11.125% due 07/01/06 .......................          150          131
 ZSC Specialty Chemical plc - Sr. Notes 144A
  (a)
 11.0% due 07/01/09 .........................          150          155
                                                                 ------
                                                                  1,089
Coal - 1.5%
 P&L Coal Holdings Corp.
 9.625% due 05/15/08 ........................          300          295

Commercial Services - 1.7%
 Iron Mountain, Inc.
 8.75% due 09/30/09 .........................          150          143
 Pierce Leahy Corp. - Sr. Sub. Notes
 9.125% due 07/15/07 ........................           75           74
 Sullivan Graphics, Inc. - Sr. Sub. Notes
 12.75% due 08/01/05 ........................          125          129
                                                                 ------
                                                                    346

Computer Software and Services - 4.0%
 Concentric Network Corp. - Sr. Notes
 12.75% due 12/15/07 ........................          150          157
 Exodus Communications, Inc. - Sr. Notes
 11.25% due 07/01/08 ........................          150          156
 PSINet, Inc. - Sr. Notes
 11.5% due 11/01/08 .........................           75           78
 10.0% due 02/15/05 .........................          200          198
 Verio, Inc. - Sr. Notes
 10.375% due 04/01/05 .......................          150          151
 11.25% due 12/01/08 ........................           50           53
                                                                 ------
                                                                    793
Construction - 0.5%
 Nortek, Inc. - Sr. Notes
 9.125% due 09/01/07 ........................          100           97

Consumer - Miscellaneous - 2.0%
 Lin Holdings Corp. - Sr. Disc. Notes
 1.0% due 03/01/08 ..........................          475          321
 Royster-Clark, Inc. - 1st Mtge. 144A (a)
 10.25% due 04/01/09 ........................           90           82
                                                                 ------
                                                                    403
Containers - 1.0%
 Gaylord Container Corp. - Sr. Notes Ser. B
 9.375% due 06/15/07 ........................          125          116
 Packaging Corp. of America
 9.625% due 04/01/09 ........................           75           77
                                                                 ------
                                                                    193
Diversified Operations - 2.1%
 Fisher Scientific International, Inc. - Sr.
  Sub. Notes
 9.0% due 02/01/08 ..........................          125          120
 Prestolite Electric, Inc.
 9.625% due 02/01/08 ........................           75           58
 SCG Holding Corp. & Semiconductor Components
  Industries LLC - Sr. Sub. Notes 144A (a)
 12.0% due 08/01/09 .........................          160          170
 Werner Holdings Co., Inc.
 10.0% due 11/15/07 .........................           35           34
 Westinghouse Air Brake Co. - Sr. Notes
 9.375% due 06/15/05 ........................           45           45
                                                                 ------
                                                                    427
Electrical Equipment - 0.5%
 Wesco Distribution, Inc. - Ser. B
 9.125% due 06/01/08 ........................          100           94

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO

                                                      Par        Market
                Name of Issuer                       Value        Value
                                                    (000's)      (000's)

PUBLICLY-TRADED BONDS - CONTINUED

Electronic Products and Services - 0.6%
 Advanced Micro Devices - Sr. Notes
 11.0% due 08/01/03 ..........................      $ 130        $ 130

Financial Services - 2.0%
 AMSC Acquisition Co., Inc. - Ser. B
 12.25% due 04/01/08 .........................         50           39
 Olympic Financial, Ltd. - Sr. Notes
 11.5% due 03/15/07 ..........................        125          130
 RBF Finance Co.
 11.375% due 03/15/09 ........................        120          129
 Tembec Finance Corp. - Sr. Notes
 9.875% due 09/30/05 .........................         95           99
                                                                 -----
                                                                   397
Food, Beverage and Tobacco - 3.1%
 Aurora Foods, Inc. - Sr. Sub. Notes
 8.75% due 07/01/08 ..........................         75           71
 9.875% due 02/15/07 .........................         50           51
 B&G Foods, Inc.
 9.625% due 08/01/07 .........................        125          113
 Chiquita Brands International, Inc. - Sr.
  Notes
 10.0% due 06/15/09 ..........................         65           49
 Del Monte Foods Co. - Sr. Disc. Notes Ser. B
 12.5% due 12/15/07 ..........................        137          104
 Nash-Finch Co. - Ser. B
 8.5% due 05/01/08 ...........................        100           83
 Vlasic Foods International, Inc. - Sr. Sub
  Notes
 10.25% due 07/01/09 .........................        150          143
                                                                 -----
                                                                   614
Foreign - 0.4%
 Satelites Mexicanos SA - Sr. Notes
 10.125% due 11/01/04 ........................        125           85

Health Care Products - 1.7%
 ALARIS Medical Systems, Inc.
 9.75% due 12/01/06 ..........................         75           64
 ALARIS Medical, Inc. - Sr. Disc. Notes
 11.125% due 08/01/08 ........................        150           62
 Beckman Coulter, Inc.
 7.45% due 03/04/08 ..........................         50           46
 MEDIQ, Inc.
 11.0% due 06/01/08 ..........................        150           60
 Owens & Minor, Inc.
 10.875% due 06/01/06 ........................        111          114
                                                                 -----
                                                                   346
Health Care Services - 2.9%
 Beverly Enterprises, Inc.
 9.0% due 02/15/06 ...........................        210          198
 Lifepoint Hospitals Holdings, Inc.
 10.75% due 05/15/09 .........................         60           62
 Tenet Healthcare Corp. - Sr. Sub Notes
 8.125% due 12/01/08 .........................        175          166
 Triad Hospitals Holdings, Inc.
 11.0% due 05/15/09 ..........................        150          155
                                                                 -----
                                                                   581
Housing - 2.4%
 American Standard Cos., Inc.
 7.625% due 02/15/10 .........................         35           32
 Engle Homes, Inc. - Ser. C
 9.25% due 02/01/08 ..........................         90           81
 Grove Worldwide Llc - Sr. Sub. Notes
 9.25% due 05/01/08 ..........................         85           26
 Investcorp
 0.0% due 06/15/07 ...........................        200          150
 Standard Pacific Corp. - Sr. Notes
 8.5% due 06/15/07 ...........................        110          106
 8.5% due 04/01/09 ...........................        100           92
                                                                 -----
                                                                   487
Leisure and Recreation - 4.9%
 AMC Entertainment, Inc. - Sr. Sub. Notes
 9.5% due 03/15/09 ...........................         75           66
 9.5% due 02/01/11 ...........................        125          109
 Aztar Corp. - Sr. Sub. Notes
 8.875% due 05/15/07 .........................        100           96
 Bell Sports, Inc.
 11.0% due 08/15/08 ..........................        150          148
 Hollywood Casino Corp.
 11.25% due 05/01/07 .........................        150          155
 Loews Cineplex Entertainment Corp. - Sr. Sub.
  Notes
 8.875% due 08/01/08 .........................        100           88
 Station Casinos, Inc. - Sr. Sub. Notes
 8.875% due 12/01/08 .........................        100           96
 True Temper Sports, Inc. - Sr. Sub. Notes
 10.875% due 12/01/08 ........................        230          220
                                                                 -----
                                                                   978
Media - Publishing - 0.4%
 American Media Operations, Inc. - Sr. Sub
  Notes
 10.25% due 05/01/09 .........................         75           75
Media - TV / Radio - 9.6%
 Allbritton Communications Co. - Sr. Sub.
  Notes
 9.75% due 11/30/07 ..........................        250          250
 Cablevision SA - Bonds
 13.75% due 05/01/09 .........................         60           59
 Century Communications Corp. - Sr. Disc.
  Notes
 0.0% due 01/15/08 ...........................        500          217
 Charter Communications Holdings, LLC - Sr.
  Notes
 8.625% due 04/01/09 .........................        300          277
 Classic Cable, Inc.
 9.875% due 08/01/08 .........................        120          118

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO

                                                            Par      Market
                Name of Issuer                             Value      Value
                                                          (000's)    (000's)

PUBLICLY-TRADED BONDS - CONTINUED

Media - TV / Radio - Continued
 EchoStar DBS Corp. - Sr. Notes
 9.375% due 02/01/09 ................................     $  350     $  353
 Emmis Communications Corp.
 8.125% due 03/15/09 ................................         55         53
 Frontiervision Holding L.P. - Sr. Disc. Notes
 11.875% due 09/15/07 ...............................        200        178
 Granite Broadcassting Corp. - Sr. Sub. Notes
 8.875% due 05/15/08 ................................        175        167
 Iridium LLC & Capital Corp.
 11.25% due 07/15/05 ................................        200          8
 Multicanal SA
 13.125% due 04/15/09 ...............................        180        177
 Young Broadcasting, Inc.
 8.75% due 06/15/07 .................................         50         48
                                                                     ------
                                                                      1,905
Metals and Mining - 1.0%
 Johnstown America Industries, Inc. - Sr. Sub.
  Notes
 11.75% due 08/15/05 ................................        150        153
 Neenah Corp. - Sr. Sub. Notes
 11.125% due 05/01/07 ...............................         10          9
 11.125% due 05/01/07 ...............................         40         37
                                                                     ------
                                                                        199
Natural Gas Distribution - 0.7%
 Energy Corp. of America - Sr. Sub. Notes
 9.5% due 05/15/07 ..................................        200        140

Oil - Equipment and Services - 1.0%
 ICO, Inc. - Sr. Notes
 10.375% due 06/01/07 ...............................         50         45
 Key Energy Services, Inc.
 14.0% due 01/15/09 .................................         65         71
 Tuboscope, Inc.
 7.5% due 02/15/08 ..................................        100         85
                                                                     ------
                                                                        201
Oil and Natural Gas Exploration and Production - 3.6%
 Contour Energy Co.
 14.0% due 04/15/03 .................................         92         90
 Costilla Energy, Inc. - Sr. Notes
 10.25% due 10/01/06 ................................        125         36
 Petroleos Mexicanos
 8.85% due 09/15/07 .................................        175        167
 Plains Resources, Inc. - Sr. Sub. Notes
 10.25% due 03/15/06 ................................        125        122
 10.25% due 03/15/06 ................................        100         98
 Pride International, Inc. - Sr. Notes
 9.375% due 05/01/07 ................................        100        100
 10.0% due 06/01/09 .................................        100        103
                                                                     ------
                                                                        716
Paper and Forest Products - 2.0%
 Doman Industries, Ltd. - Sr. Notes
 8.75% due 03/15/04 .................................        100         85
 12.0% due 07/01/04 .................................         75         78
 Grupo Industrial Durango, S.A. - Notes
 12.625% due 08/01/03 ...............................        100         99
 Repap New Brunswick, Inc.
 9.0% due 06/01/04 ..................................         60         59
 10.625% due 04/15/05 ...............................         75         70
 Tembec Industries, Inc.
 8.625% due 06/30/09 ................................         15         15
                                                                     ------
                                                                        406
Personal and Commercial Lending - 0.1%
 Arcadia Financial, Ltd. - Sr. Notes
 11.5% due 03/15/07 .................................         15         16

Pollution Control - 0.7%
 WMX Technologies, Inc. - Notes
 7.0% due 10/15/06 ..................................        150        133

Real Estate Development - 0.6%
 D.R. Horton, Inc.
 8.0% due 02/01/09 ..................................         60         55
 Del Webb Corp. - Sr. Sub. Debs.
 10.25% due 02/15/10 ................................         75         72
                                                                     ------
                                                                        127
Retail - Department Stores - 0.4%
 Mattress Discounters Co.
 12.625% due 07/15/07 ...............................         75         73

Retail - Drug Stores - 1.6%
 Duane Reade, Inc. - Sr. Sub. Notes
 9.25% due 02/15/08 .................................        325        318

Retail - Food - 1.6%
 Disco S.A. - Notes
 9.875% due 05/15/08 ................................         75         65
 Stater Bros. Holdings, Inc. - Senior Notes
 10.75% due 08/15/06 ................................        250        253
                                                                     ------
                                                                        318
Shoe and Apparel Manufacturing - 0.7%
 WestPoint Stevens, Inc. - Sr. Notes
 7.875% due 06/15/08 ................................        150        134

Steel - 2.0%
 AK Steel Corp. - Sr. Notes
 9.125% due 12/15/06 ................................        100        101
 Armco, Inc. - Sr. Notes
 9.0% due 09/15/07 ..................................         75         76
 Bayou Steel Corp.
 9.5% due 05/15/08 ..................................        100         93
 LTV Corp. - Sr. Notes 144A (a)
 11.75% due 11/15/09 ................................        130        137
                                                                     ------
                                                                        407
Telecommunication Equipment - 2.5%
 Covad Communications Group, Inc. - Sr. Notes
 12.5% due 02/15/09 .................................         50         52

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO


                                                      Par        Market
                Name of Issuer                       Value        Value
                                                    (000's)      (000's)

PUBLICLY-TRADED BONDS - CONTINUED

Telecommunication Equipment - Continued
 Crown Castle International Corp. - Sr. Disc.
  Notes
 10.625% due 11/15/07 ........................     $   100      $    76
 Fairchild Semiconductor Corp. - Sr. Sub.
  Notes
 10.125% due 03/15/07 ........................         250          252
 10.375% due 10/01/07 ........................          35           36
 L-3 Communications Corp. - Sr. Sub. Notes
 8.5% due 05/15/08 ...........................          35           33
 Paging Network, Inc. - Sr. Sub. Notes
 10.125% due 08/01/07 ........................         150           47
                                                                -------
                                                                    496
Telecommunication Services - 16.3%
 Bresnan Communications Co. - Sr. Disc. Notes
 9.25% due 02/01/09 ..........................          50           35
 BTI Telecom Corp. - Sr. Notes
 10.5% due 09/15/07 ..........................         100           92
 Clearnet Communications, Inc. - Sr. Disc.
  Notes
 10.125% due 05/01/09 ........................         150           90
 Fonda Group, Inc. - Sr. Sub. Notes
 9.5% due 03/01/07 ...........................         125          105
 GCI, Inc. - Sr. Notes
 9.75% due 08/01/07 ..........................         400          374
 Global Crossing Holdings, Ltd. - Sr. Notes
  144A (a)
 9.125% due 11/15/06 .........................         100           99
 Globalstar LP/Capital Corp. - Global Star -
  Sr. Notes
 10.75% due 11/01/04 .........................         125           83
 GST Telecommunications, Inc. - Sr. Sub. Notes
 12.75% due 11/15/07 .........................          50           48
 Hyperion Telecommunications, Inc. - Sr. Notes
 12.25% due 09/01/04 .........................          50           54
 13.0% due 04/15/03 ..........................         140          126
 Innova State of DE R.L. - Sr. Notes
 12.875% due 04/01/07 ........................         100           89
 Insight Midwest LP & Insight Capital, Inc. -
  Sr. Notes 144A (a)
 9.75% due 10/01/09 ..........................          35           36
 Intermedia Communications, Inc. - Sr. Notes
  Ser. B
 8.6% due 06/01/08 ...........................          50           46
 Intermedia Communications, Inc. - Sr. Notes
 8.875% due 11/01/07 .........................         275          257
 IXC Communications, Inc. - Sr. Sub Notes
 9.0% due 04/15/08 ...........................          50           51
 KMC Telecom Holdings, Inc. - Sr. Disc. Notes
 12.5% due 02/15/08 ..........................         275          151
 Level 3 Communications, Inc. - Sr. Notes
 9.125% due 05/01/08 .........................          30           28
 McLeodUSA, Inc. - Senior Notes
 8.375% due 03/15/08 .........................         200          188
 MGC Communications, Inc. - Sr. Notes Ser. B
 13.0% due 10/01/04 ..........................          25           25
 Nextel Communications, Inc. - Sr. Disc. Notes
 9.75% due 10/31/07 ..........................         650          470
 NTL Communications Corp. - Sr. Notes
 12.375% due 10/01/08 ........................         440          309
 Price Communications Wireless, Inc.
 9.125% due 12/15/06 .........................          50           51
 RCN Corp. - Sr. Disc. Notes
 11.0% due 07/01/08 ..........................         175          114
 RSL Communications plc
 9.125% due 03/01/08 .........................         100           88
 Telecommunications Techniques Co.
 9.75% due 05/15/08 ..........................         140          127
 Time Warner Telecom Llc - Sr. Notes
 9.75% due 07/15/08 ..........................         100          103
                                                                -------
                                                                  3,239
Telephone - 3.6%
 Alestra SA - Sr. Notes 144A (a)
 12.125% due 05/15/06 ........................         175          176
 e.spire Communications, Inc. - Sr. Disc.
  Notes
 12.75% due 04/01/06 .........................         100           48
 ITC DeltaCom, Inc. - Sr. Notes
 8.875% due 03/01/08 .........................          25           24
 9.75% due 11/15/08 ..........................          75           76
 NEXTLINK Communications, Inc. - Sr. Disc.
  Notes
 9.45% due 04/15/08 ..........................         300          189
 NEXTLINK Communications, Inc. - Sr. Notes
  144A (a)
 10.5% due 12/01/09 ..........................          75           76
 Viatel, Inc. - Sr. Notes
 11.25% due 04/15/08 .........................         125          126
                                                                -------
                                                                    715
Transportation Services - 0.8%
 Dunlop Standard Aero Holdings - Sr. Notes
 11.875% due 05/15/09 ........................         150          155
                                                                -------
                  TOTAL PUBLICLY-TRADED BONDS-       92.6%       18,441

                                                    Shares
PREFERRED STOCK
Computer Software and Services - 0.6%
 Concentric Network Corp. - PIK Ser. B .......         112          111

Media - Publishing - 0.5%
 Primedia, Inc. ..............................       1,250          108
                                                                -------
                        TOTAL PREFERRED STOCK-        1.1%          219

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO


                                                                      Market
                Name of Issuer                       Shares            Value
                                                                      (000's)

WARRANTS - 0.0%
Telecommunication Services - 0.0%
 KMC Telecom Holdings, Inc. - WT 144A (a)
 expires 04/15/08 (Cost $0) ..................            250        $      1

                                                       Par
                                                      Value
                                                     (000's)
SHORT-TERM INVESTMENTS - 8.6%
 Investment in joint trading account (Note B)
  5.242% due 01/03/00 ........................       $  1,714           1,714
                                                     --------        --------
                            TOTAL INVESTMENTS-         102.3%          20,375
          Payables, less cash and receivables-         (2.3)%           (454)
                                                     --------        --------
                                   NET ASSETS-         100.0%        $ 19,921
                                                     ========        ========

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, securities aggregated $1,062 or 5.33% of net assets of the Portfolio.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
GLOBAL BOND PORTFOLIO


                                                  Par            Market
               Name of Issuer                    Value           Value
                                                (000's)         (000's)
PUBLICLY-TRADED BONDS

Belgium - 2.9%
 Kingdom of Belgium - Bonds (GOVF)
 9.0% due 03/28/03 #. . . . . . . . . . . .   $  1,800          $ 2,042
Canada - 2.3%
 Government of Canada - Bonds (GOVF)
 7.0% due 12/01/06 #. . . . . . . . . . . .      2,300            1,657
France - 15.5%
 Government of France (GOVF)
 3.5% due 07/12/04 #. . . . . . . . . . . .      5,950            5,687
 4.0% due 04/25/09 #. . . . . . . . . . . .      3,670            3,318
 5.5% due 04/25/07 #. . . . . . . . . . . .        610              628
 6.0% due 10/25/25 #. . . . . . . . . . . .      1,357            1,368
                                                                -------
                                                                 11,001
Germany - 5.8%
 Bundesobligation - Bonds (GOVF)
 4.5% due 02/18/03 #. . . . . . . . . . . .      1,700            1,707
 Bundesrepublic Deutschland - Bonds (GOVF)
 6.75% due 04/22/03 # . . . . . . . . . . .      1,125            1,204
 Federal Republic of Germany - Bonds (GOVF)
 6.25% due 01/04/24 # . . . . . . . . . . .        833              870
 Treuhandanstalt - Bonds (FORG)
 7.5% due 09/09/04 #. . . . . . . . . . . .        281              314
                                                                -------
                                                                  4,095
Italy - 2.0%
 Republic of Italy (GOVF)
 3.25% due 04/15/04 # . . . . . . . . . . .      1,500            1,409
Japan - 6.7%
 Government of Japan - Bonds (GOVF)
 1.9% due 03/20/09 #. . . . . . . . . . . .    384,700            3,812
 3.0% due 09/20/05 #. . . . . . . . . . . .     88,000              950
                                                                -------
                                                                  4,762
Netherlands - 9.5%
 Government of Netherlands - Bonds (GOVF)
 6.5% due 04/15/03 #. . . . . . . . . . . .      3,100            3,283
 Repsol International Finance (FINL)
 3.607% due 12/14/00 #. . . . . . . . . . .      3,400            3,424
                                                                -------
                                                                  6,707
Spain - 3.1%
 Government of Spain - Bonds (GOVF)
 10.0% due 02/28/05 # . . . . . . . . . . .      1,790            2,197
Supra National - 3.3%
 European Investment Bank - Bond (BANK)
 5.875% due 05/12/09 #                           1,500            1,372
 International-American Development Bank -
  Bonds (BANK)
 1.9% due 07/08/09 #. . . . . . . . . . . .    100,000              998
                                                                -------
                                                                  2,370
Sweden - 4.3%
 Government of Sweden - Bonds (GOVF)
 5.5% due 04/12/02. . . . . . . . . . . . .     26,000            3,084

United Kingdom - 5.1%
 U.K. Treasury - Bonds (GOVF)
 6.0% due 12/07/28 #. . . . . . . . . . . .        300              593
 6.25% due 11/25/10 # . . . . . . . . . . .        700            1,209
 7.25% due 12/07/07 # . . . . . . . . . . .      1,045            1,842
                                                                -------
                                                                  3,644
United States - 35.7%
 Chase Manhattan Corp. - Sub. Notes (BANK)
 6.0% due 02/15/09 #. . . . . . . . . . . .      1,250            1,124
 Cytec Industries, Inc. - Notes (CHEM)
 6.846% due 05/11/05 #. . . . . . . . . . .      1,500            1,406
 Federal Home Loan Mortgage Corp. (GOVA)
 6.625% due 09/15/09 #. . . . . . . . . . .      1,400            1,360
 Federal National Mortgage Assoc. (GOVA)
 6.5% due 01/31/30 #. . . . . . . . . . . .      3,580            3,373
 7.5% due 01/31/30 #. . . . . . . . . . . .      1,800            1,780
 Government National Mortgage Assoc. (GOVA)
 7.0% due 01/31/30 #                             1,800            1,738
 7.37% due 06/15/38 . . . . . . . . . . . .         42               41
 Lucent Technologies, Inc. - Debs. (TELE)
 6.45% due 03/15/29 . . . . . . . . . . . .      1,107              964
 McKesson Corp. - Notes (HEAL)
 6.4% due 03/01/08. . . . . . . . . . . . .      1,500            1,338
 Standard Credit Card Master Trust (LEND)
 8.25% due 01/07/07 # . . . . . . . . . . .      2,000            2,090
 U.S. Treasury - Bonds (GOVE)
 6.125% due 08/15/29 #. . . . . . . . . . .      2,170            2,069
 6.25% due 02/28/02 # . . . . . . . . . . .      7,100            7,098
 8.0% due 11/15/21 #. . . . . . . . . . . .        560              636
 U.S. Treasury Bills (GOVE)
  0.0% due 03/02/00 # . . . . . . . . . . .        300              296
                                                                -------
                                                                 25,313
                                                                -------
                TOTAL PUBLICLY-TRADED BONDS-      96.2%          68,281

COMMERCIAL PAPER - 7.0%
United States - 7.0%
 E.I. du Pont de Nemours & Co. (CHEM)
  5.78% due 01/20/00 #. . . . . . . . . . .      1,500            1,495
 Xerox Capital Europe plc (FINL)  . . . . .
  5.83% due 01/19/00 #. . . . . . . . . . .      3,500            3,490
                                                                -------
                                                                  4,985
SHORT-TERM INVESTMENTS - 3.9%
United States - 3.9%
 Investment in joint trading account (Note B)
  5.242% due 01/03/00 . . . . . . . . . . .      2,784            2,784
                                              --------          -------
                          TOTAL INVESTMENTS-     107.1%          76,050
        Payables, less cash and receivables-      (7.1)%         (5,059)
                                              --------          -------
                                 NET ASSETS-     100.0%         $70,991
                                              ========          =======

# Securities, or a portion thereof, with an aggregate market value of $29,975 have been segregated to collateralize financial futures contracts.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
GLOBAL BOND PORTFOLIO

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY


                                             Market       % of
                                Industry      Value     Long-Term
          Industry            Abbreviation   (000's)   Investments
Foreign Governmental  . . .       GOVF       $36,860      54.0%
U.S. Governmental . . . . .       GOVE        10,099      14.8%
U.S. Government Agencies  .       GOVA         8,292      12.1%
Banks . . . . . . . . . . .       BANK         3,494       5.1%
Financial Services  . . . .       FINL         3,424       5.0%
Personal and Commercial
 Lending. . . . . . . . . .       LEND         2,090       3.1%
Chemicals . . . . . . . . .       CHEM         1,406       2.0%
Health Care Products  . . .       HEAL         1,338       2.0%
Telecommunication Equipment       TELE           964       1.4%
Foreign . . . . . . . . . .       FORG           314       0.5%
                                             -------     -----
                                             $68,281     100.0%
                                             =======     =====

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 1999
--------------------------------------------------------------------------------
(000's Omitted)

NOTE A--ORGANIZATION

     The John Hancock Variable Series Trust I (the "Fund") is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is organized as a Massachusetts business trust. The Fund consists of thirty-one portfolios: Large Cap Growth, Fundamental Mid Cap Growth, Aggressive Balanced, Sovereign Bond, Emerging Markets Equity, International Equity Index, Global Equity, International Equity, Small Cap Growth, International Balanced, Mid Cap Growth, Mid Cap Blend, Large Cap Value, Large Cap Value CORE, Large/Mid Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth (formerly, Diversified Mid Cap Growth), Bond Index, Large Cap Aggressive Growth, Small/Mid Cap CORE, Small/Mid Cap Value, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Value, International Opportunities, Equity Index, High Yield Bond and Global Bond (formerly, Strategic Bond) Portfolios. The Fund may add or delete portfolios in the future to accommodate various investment objectives. The Fund has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Mutual Variable Life Insurance Account UV ("JHMVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Mutual Life Insurance Company ("John Hancock") and to Investors Partner Life Account L ("IPLL") to fund contracts and policies issued by Investors Partner Life ("IPL").

NOTE B--ACCOUNTING POLICIES

     Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Valuation of Investments: For the Large Cap Growth, Fundamental Mid Cap Growth, Aggressive Balanced, Emerging Markets Equity, Small Cap Growth, Mid Cap Growth, Mid Cap Blend, Large Cap Value, Large Cap Value CORE, Large/Mid Cap Value, Mid Cap Value, Small/Mid Cap Growth, Large Cap Aggressive Growth, Small/Mid Cap CORE, Small/Mid Cap Value, Real Estate Equity, Growth & Income, Managed, Small Cap Value, and Equity Index Portfolios: Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     For the Sovereign Bond, Bond Index, Managed, Short-Term Bond, High Yield Bond and Global Bond Portfolios: Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     For the Money Market Portfolio: The Board of Trustees has determined that the appropriate method for valuing Portfolio securities is amortized cost, so long as the average weighted maturity of money market instruments comprising the Portfolio does not exceed 90 days. Accordingly, Portfolio securities are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Portfolio.

     For each of the Portfolios, short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost which approximates market value.

     For the International Equity Index, Global Equity, International Equity, International Balanced and International Opportunities Portfolios: Investments in securities traded on national securities exchanges in the United States or on equivalent foreign exchanges are normally valued at the last quoted sales price on such exchanges as of the close of business on the date of which assets are valued. Securities traded in the over-the-counter market and securities traded

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 1999
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--CONTINUED

with no sales on the day of valuation are normally valued at their last available bid price. All Portfolio securities initially expressed in terms of foreign currencies have been translated into U.S. Dollars as described in "Currency Translation."

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Portfolios, are valued at fair value as determined in good faith by the Board of Trustees.

     Investment security transactions are recorded on the date of purchase or sale. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income for the Large Cap Growth, Emerging Markets Equity, International Equity Index, Global Equity, International Equity, International Balanced, Mid Cap Growth, Large Cap Value, Mid Cap Value, Growth & Income, Managed, Small Cap Value, International Opportunities and Equity Index Portfolios are shown net of foreign taxes withheld of $2, $18, $388, $19, $5, $33, $1, $24, $1, $377, $295, $1, $142 and
$40, respectively. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Securities Lending: Certain Portfolios (Large Cap Growth, Sovereign Bond, International Equity Index, Small Cap Growth, Mid Cap Growth, Large Cap Value, Mid Cap Value, Small/Mid Cap Growth, Growth & Income, Managed, Short-Term Bond, International Opportunities and Global Bond) may lend their securities to certain qualified brokers who pay these Portfolios negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, these Funds may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At December 31, 1999, the market value of the securities loaned and the market value of the collateral were as follows.


                                Value of Securities Loaned   Value of Collateral
                                --------------------------   -------------------
Large Cap Growth ............           $ 36,800                 $ 37,432
Sovereign Bond ..............             96,099                   98,170
International Equity Index...              1,074                    1,130
Small Cap Growth ............             44,837                   45,520
Mid Cap Growth ..............            122,638                  125,058
Large Cap Value .............             17,093                   17,489
Mid Cap Value ...............             21,126                   21,402
Small/Mid Cap Growth ........             24,338                   25,561
Growth & Income .............             92,917                   92,846
Managed .....................            217,254                  221,501
Short-Term Bond .............               None                     None
International Opportunities..              2,914                    2,994
Global Bond .................             10,015                   10,232

     Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements which are contracts under which a Portfolio would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's cost plus interest). A Portfolio will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States government securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. A Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint Repurchase Agreements: The Sovereign Bond and Small Cap Growth Portfolios of the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Sub-Adviser"), an indirect wholly-owned subsidiary of John Hancock, may participate in a joint repurchase agreement pursuant to an exemptive order issued by the Securities and Exchange Commission. Aggregate cash balances are

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 1999
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--CONTINUED

invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. Government and/ or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint repurchase agreement on the Fund's behalf. The Sub-Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

     The International Equity, Large Cap Value CORE and Small/Mid Cap CORE Portfolios of the Fund, along with other registered investment companies having a management contract with Goldman Sachs Asset Management (the "Sub-Adviser"), may participate in a joint repurchase agreement pursuant to an exemptive order issued by the Securities and Exchange Commission. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. Government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint repurchase agreement on the Fund's behalf. The Sub-Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

     Joint Trading Account: Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the order permits the existing Portfolios of the Fund to pool daily uninvested cash balances, together with the balances of any future Portfolios of the Fund, into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of seven days. Joint Account holdings as of December 31, 1999:

                                                        Par            Market
  Name of Issuer                                       Value           Value
  --------------                                     --------        --------
American Express Co.
 5.00% due 01/05/00 ...........................      $ 40,000        $ 39,978
Chevron USA, Inc.
 5.00% due 01/03/00 ...........................        40,000          39,978
Den Danske Corp.
 4.50% due 01/03/00 ...........................       150,000         150,019
Deutsche Bank AG
 5.00% due 01/05/00 ...........................        40,000          39,978
Exxon Asset Management Co.
 6.30% due 01/03/00 ...........................        40,000          39,979
Household Finance Corp.
 6.00% due 01/03/00  ..........................        40,000          39,987
Nestle Capital Corp.
 6.00% due 01/04/00 ...........................        40,000          39,980
PNC Bank NA
 5.50% due 01/03/00 ...........................        77,715          77,727
                                                     --------        --------
    Joint  Trading Account Totals .............      $467,715        $467,626
                                                     ========        ========

     Financial Futures Contracts: The Sovereign Bond, Emerging Markets Equity, International Equity Index, Global Equity, International Equity, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value CORE, Small/Mid Cap Growth, Small/Mid Cap CORE, Managed, Short-Term Bond, Equity Index, High Yield Bond and Global Bond Portfolios may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Portfolio enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin." Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolios as unrealized gains or losses.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 1999
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--CONTINUED

     When the contracts are closed, the Portfolio recognizes a gain or a loss. Risk of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Portfolio could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At December 31, 1999, open positions in financial futures contracts were as follows:

Sovereign Bond Portfolio


                                                           Face
                                           Expiration     Amount    Unrealized
Sold                                          Date       at Value      Gain
----                                       ----------    --------   ----------
86 contracts
 U.S. Long Bond Future ..............      Mar., 2000      $7,821      $177


International Equity Index Portfolio

                                                           Face
                                           Expiration     Amount    Unrealized
Purchased                                     Date       at Value      Gain
---------                                  ----------    --------   ----------
27 contracts
 CAC-40 Index Future ................      Mar., 2000      $1,535      $ 98
10 contracts
 DAX Index Future ...................      Mar., 2000       1,593       167
14 contracts
 FTSE 100 Index Future ..............      Mar., 2000       1,520        51
31 contracts
 Nikkei 225 Index Future ............      Mar., 2000       2,857        73
                                                           ------      ----
                                                           $7,505      $389
                                                           ======      ====


International Equity Portfolio

                                                           Face
                                           Expiration     Amount    Unrealized
Purchased                                     Date       at Value      Gain
---------                                  ----------    --------   ----------
2 contracts
 TOPIX Index Future .................      Mar., 2000      $  335      $ 20


Large Cap Value Core Portfolio


                                                           Face
                                           Expiration     Amount    Unrealized
Purchased                                     Date       at Value      Gain
---------                                  ----------    --------   ----------
1 contract
 S&P 500 Index Future ...............      Mar., 2000      $  371      $  3
3 contracts
 CME E-Mini S&P 500 Index Future ....      Mar., 2000         223         5
                                                           ------      ----
                                                           $  594      $  8
                                                           ======      ====

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 1999
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--CONTINUED

Small/Mid Cap Core Portfolio

                                                          Face
                                           Expiration    Amount     Unrealized
Purchased                                     Date      at Value       Gain
---------                                  ----------  ----------   ----------
1 contract
 Russell 2000 Index Future ..........      Mar., 2000     $510          $7


Equity Index Portfolio
                                                          Face
                                           Expiration    Amount     Unrealized
Purchased                                     Date      at Value       Gain
---------                                  ----------  ----------  ------------
37 contracts
 S&P 500 Index Futures ..............      Mar., 2000   $13,729        $355


Global Bond Portfolio


                                                         Face
                                          Expiration    Amount     Unrealized
Sold                                         Date      at Value    Gain/(Loss)
----                                      ----------  ----------  -------------
51 contracts
 U.S. 10 Year Treasury Note Future ..     Mar., 2000    $4,889        $101

Purchased
---------
20 contracts
 U.S. 5 Year Treasury Note Future . . . . Mar., 2000    $1,960        $(12)
                                                        ------        -----
                                                        $6,849        $ 89
                                                        ======        =====

     At December 31, 1999, the International Equity, Large Cap Value CORE and Small/Mid Cap CORE portfolios had deposited $45, $45 and $35, respectively, in a segregated account to cover margin requirements on open financial futures contracts.

     Forward Foreign Currency Contracts: The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage a Portfolio's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Portfolio's investments against currency fluctuations. Neither type of foreign currency transaction will eliminate fluctuations in the prices of the Portfolio's securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date.

     Currency Translation: For Portfolios that trade in international securities: all assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Unrealized exchange adjustments are included in unrealized appreciation (depreciation) of investments. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of transactions.

     Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and the difference between the amounts of net investment income accrued and the U.S. dollar amount actually received.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 1999
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--CONTINUED

     Dividends: A dividend of its net investment income will be declared and distributed daily by the Money Market Portfolio. Dividends of net investment income will be declared and distributed monthly by all other Portfolios. Each Portfolio will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     Federal Income Taxes: Each of the Portfolios of the Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 1999, the Fund had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows: Sovereign Bond had $21,049, which expires in 2007; Global Equity had $281, which expires in 2006; Money Market had $14, which expires in 2007; Mid Cap Value had $8,121, which expires in 2006 and $1,558, which expires in 2007; Bond Index had $158, which expires in 2007; Small/Mid Cap CORE had $25, which expires in 2006; Real Estate Equity had $4,280, which expires in 2007; Short-Term Bond had $131, which expires in 2006 and $1,304, which expires in 2007; Small Cap Value had $1,445, which expires in 2006; High Yield Bond had $276, which expires in 2007; and Global Bond had $1,234, which expires in 2007.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     Expenses: Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributed to a Portfolio are allocated on the basis of relative net assets.

     On February 17, 1999, the Board of Trustees of the Fund renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rates:

     For the Growth & Income, Sovereign Bond and Money Market Portfolios, 0.25% on an annual basis of the net assets of each Portfolio;

          For the Large Cap Growth and Managed Portfolios, 0.40% on an annual basis of the first $500,000 of the net assets of each Portfolio; 0.35% for net assets between $500,000 and $1,000,000; and 0.30% for net assets in excess of $1,000,000;

          For the Real Estate Equity Portfolio, 0.60% on an annual basis of the first $300,000 of the Portfolio's net assets, 0.50% for the net assets between $300,000 and $800,000; and 0.40% for net assets in excess of $800,000;

          For the International Equity Index Portfolio, 0.18% on an annual basis of the first $100,000 of the Portfolio's net assets; 0.15% for net assets between $100,000 and $200,000; and 0.11% for net assets in excess of $200,000;

          For the Small/Mid Cap Growth and Mid Cap Blend Portfolios, 0.75% on an annual basis of the first $250,000 of the net assets of each Portfolio; 0.70% for net assets between $250,000 and $500,000; and 0.65% for net assets in excess of $500,000;

          For the Large Cap Value Portfolio, 0.75% on an annual basis of the first $100,000 of the Portfolio's net assets; 0.70% for net assets between $100,000 and $250,000; and 0.65% for net assets in excess of $250,000;

          For the Short-Term Bond Portfolio, 0.30% on an annual basis of its net assets;

          For the Small Cap Growth Portfolio, 0.75% on an annual basis of its net assets;

          For the Mid Cap Growth Portfolio, 0.85% on an annual basis of the first $100,000 of the Portfolio's net assets; and 0.80% on an annual basis for net assets in excess of $100,000;

          For the Mid Cap Value Portfolio, 0.80% on an annual basis of the first $100,000 of the Portfolio's net assets; 0.775% for net assets between $100,000 and $250,000; and 0.75% for net assets between $250,000 and
     $500,000; 0.725% for net assets between $500,000 and $750,000; and 0.70%
     for all its net assets once its net assets exceed $750,000;

          For the Small Cap Value Portfolio, 0.80% on an annual basis of the first $100,000 of the Portfolio's net assets; 0.75% for net assets between $100,000 and $200,000; and 0.65% for net assets in excess of $200,000;

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 1999
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES--CONTINUED

          For the Equity Index Portfolio, 0.15% on an annual basis of the first $75,000 of the Portfolio's net assets; 0.14% for net assets between $75,000 and $125,000; and 0.13% for the net assets in excess of $125,000;

          For the Small/Mid Cap CORE Portfolio, 0.80% on an annual basis of the first $50,000 of the Portfolio's net assets; and 0.70% for net assets in excess of $50,000;

          For the Global Equity Portfolio, 0.90% on an annual basis of the first $50,000 of the Portfolio's net assets; 0.80% for net assets between $50,000 and $150,000; and 0.70% for net assets in excess of $150,000;

          For the Emerging Markets Equity Portfolio, 1.30% on an annual basis of the first $10,000 of the Portfolio's net assets; 1.20% for net assets between $10,000 and $150,000; and 1.10% for net assets in excess of $150,000;

          For the Bond Index Portfolio, 0.15% on an annual basis of the first $100,000 of the Portfolio's net assets; 0.13% for net assets between $100,000 and $250,000; and 0.11% for net assets in excess of $250,000;

          For the High Yield Bond Portfolio, 0.65% on an annual basis of the first $100,000 of the Portfolio's net assets; 0.60% for net assets between $100,000 and $200,000; and 0.50% for net assets in excess of $200,000;

          For the Global Bond Portfolio, 0.75% on an annual basis of the first $25,000 of the Portfolio's net assets; 0.65% for net assets between $25,000 and $75,000; 0.55% for net assets between $75,000 and 150,000; and 0.50%
     for the net assets in excess of $150,000;

          For the International Opportunities Portfolio, 1.00% on an annual basis of the first $20,000 of the Portfolio's net assets; 0.85% for net assets between $20,000 and $50,000; and 0.75% for net assets in excess of $50,000;

          For the International Balanced Portfolio, 0.85% on an annual basis of the first $100,000 of the Portfolio's net assets; and 0.70% for net assets in excess of $100,000;

          For the Fundamental Mid Cap Growth Portfolio, 0.85% on an annual basis of the first $50,000 of the Portfolio's net assets; 0.80% for net assets between $50,000 and $100,000; 0.75% for net assets between $100,000 and $150,000; and 0.70% for net assets in excess of $150,000;

          For the Aggressive Balanced Portfolio, 0.675% on an annual basis of the first $250,000 of the Portfolio's net assets; 0.625% for net assets between $250,000 and $500,000; and 0.60% for net assets in excess of $500,000;

          For the International Equity Portfolio, 1.0% on an annual basis of the first $50,000 of the Portfolio's net assets; 0.95% for net assets between $50,000 and $200,000; and 0.90% for net assets in excess of $200,000;

          For the Large Cap Value CORE Portfolio, 0.75% on an annual basis for the first $50,000 of the Portfolio's net assets; 0.65% for net assets between $50,000 and $200,000; and 0.60% in excess of $200,000;

          For the Large/Mid Cap Value Portfolio, 0.95% on an annual basis for the first $25,000 of the Portfolio's net assets; 0.85% for net assets between $25,000 and $50,000; 0.75% for net assets between $50,000 and $100,000; and 0.65% for net assets in excess of $100,000;

          For the Large Cap Aggressive Growth Portfolio, 1.0% on an annual basis for the first $10,000 of the Portfolio's net assets; 0.875% for net assets between $10,000 and $20,000; 0.75% for net assets in excess of $20,000;

          For the Small/Mid Cap Value Portfolio, 0.95% on an annual basis for the first $100,000 of the Portfolio's net assets; 0.90% for net assets between $100,000 and $250,000; 0.85% for net assets in excess of $250,000.

     John Hancock voluntarily reimbursed and/or waived all investment advisory and other fund expenses of the Equity Index Portfolio for the year ended December 31, 1999. Such expense waiver is subject to termination at any time by the Investment Adviser without notice to shareholders. Upon termination of the voluntary expense waiver with respect to the Equity Index Portfolio, any future expense reimbursement by the Investment Adviser is subject to limitations as stated in the Investment Advisory agreement.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 1999
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES--CONTINUED

     During the year ended December 31, 1999, the Investment Adviser voluntarily contributed approximately $445 to the Emerging Markets Equity Portfolio. John Hancock received no shares of beneficial interest or other consideration in exchange for the contribution which increased the Portfolios' net asset values. This capital contribution is the result of foregone appreciation of investments due to an excess investment in cash.

     John Hancock has entered into Sub-Advisory Agreements with Independence Investment Associates, Inc., with respect to the Large Cap Growth, Aggressive Balanced, Mid Cap Blend, Real Estate Equity, Growth & Income, Managed and Short-Term Bond; with Independence International Associates, Inc., with respect to the International Equity Index Portfolio; with John Hancock Advisers, Inc., with respect to the Sovereign Bond and Small Cap Growth Portfolios, each of whom is an affiliate of John Hancock, and under the supervision of John Hancock, is responsible for the day-to-day investment management of each of the Portfolios. John Hancock maintains responsibility for the day-to-day management of the Money Market Portfolio.

     John Hancock has also entered into the Sub-Advisory Agreements with T. Rowe Price Associates, Inc., with respect to the Large Cap Value Portfolio; with Rowe Price-Fleming International, Inc., with respect to the International Opportunities Portfolio; with Janus Capital Corporation, with respect to the Mid Cap Growth Portfolio; with Neuberger Berman, LLC, with respect to the Mid Cap Value Portfolio; with INVESCO Management & Research, Inc., with respect to the Small Cap Value Portfolio; with J.P. Morgan Investment Management, Inc., with respect to the Global Bond Portfolio; with Brinson Partners, Inc., with respect to the International Balanced Portfolio; with State Street Global Bank & Trust N.A., with respect to the Equity Index Portfolio; with Goldman Sachs Asset Management, with respect to the International Equity, Large Cap Value CORE and Small/Mid Cap CORE Portfolios; with Scudder Kemper Investments, Inc., with respect to the Global Equity Portfolio; with Morgan Stanley Dean Witter Investment Management, Inc., with respect to the Emerging Markets Equity Portfolio; with Mellon Bond Associates, LLP, with respect to the Bond Index Portfolio; with Wellington Management Company, LLP, with respect to the Large/Mid Cap Value, Small/Mid Cap Growth and High Yield Bond Portfolios; with Oppenheimer Funds, Inc. with respect to the Fundamental Mid Cap Growth Portfolio; with Alliance Capital Management, LLP, with respect to the Large Cap Aggressive Growth Portfolio; and with The Boston Company Asset Management, LLC, with respect to the Small/Mid Cap Value Portfolio; each of whom under the supervision of John Hancock, is responsible for the day-to-day investment management of each of the Portfolios.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Fund. Certain officers and trustees of the Fund are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHMVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, and IPL and some are also officers of John Hancock. Fees for independent trustees are paid by the Fund.

     In the event that normal operating expenses of each Portfolio, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of each Portfolio's daily net asset value, John Hancock and JHVLICO will reimburse each Portfolio for such excess. Accordingly, for the year ended December 31, 1999, the reimbursements paid from John Hancock and JHVLICO were $3 to Fundamental Mid Cap Growth, $7 to Aggressive Balanced, $294 to Emerging Markets Equity, $139 to International Equity Index, $62 to Global Equity, $22 to International Equity, $91 to International Balanced, $6 to Mid Cap Blend, $6 to Large Cap Value CORE, $7 to Large/ Mid Cap Value, $1 to Small/Mid Cap Growth, $17 to Bond Index, $4 to Large Cap Aggressive Growth, $78 to Small/ Mid Cap CORE, $9 Small/Mid Cap Value, $6 to Small Cap Value, $92 to International Opportunities, $275 to Equity Index, $42 to High Yield Bond and $1 to Global Bond.

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities, for each Portfolio for the year ended December 31, 1999 were as follows:

                                                                   Sales and
                                                Purchases          Maturities
                                                ---------          ----------
Large Cap Growth .........................     $  903,284          $  916,648
Fundamental Mid Cap Growth ...............          9,721               3,925
Aggressive Balanced ......................         18,326               7,395
Sovereign Bond ...........................      1,519,597           1,521,076
Emerging Markets Equity ..................         39,496              26,837
International Equity Index ...............         47,091              35,191
Global Equity ............................         11,090               8,289
International Equity .....................         12,612               2,907
Small Cap Growth .........................        151,940             111,851
International Balanced ...................         38,251              37,788
Mid Cap Growth ...........................        358,349             209,791
Mid Cap Blend ............................          7,997               2,893
Large Cap Value ..........................         81,109              49,574
Large Cap Value CORE .....................          7,226               1,661
Large/Mid Cap Value ......................          6,871               1,215
Money Market .............................           None                None
Mid Cap Value ............................        123,341             130,421
Small/Mid Cap Growth .....................        303,987             329,098
Bond Index ...............................         21,696               8,568
Large Cap Aggressive Growth ..............         14,572               2,261
Small/Mid Cap CORE .......................          8,111               6,395
Small/Mid Cap Value ......................          7,638               2,558
Real Estate Equity .......................         17,843              33,026
Growth & Income ..........................      2,720,335           2,716,958
Managed ..................................      6,828,183           6,913,556
Short-Term Bond ..........................         69,655              75,514
Small Cap Value ..........................         80,420              74,221
International Opportunities ..............         22,103              27,028
Equity Index .............................        345,121             181,428
High Yield Bond ..........................         11,115               6,261
Global Bond ..............................        232,454             219,766

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--CONTINUED

     The identified cost of investments owned for each Portfolio (including earned discount on corporate short-term notes, and commercial paper) and their respective gross unrealized appreciation and depreciation at December 31, 1999 for federal income tax purposes are as follows:

                                                                                                             Net Unrealized
                                                     Identified        Unrealized          Unrealized         Appreciation/
                                                        Cost          Appreciation        Depreciation       (Depreciation)
                                                     ----------       ------------        ------------       --------------
Large Cap Growth .............................      $ 1,004,796        $   413,076        $   (42,592)        $   370,484
Fundamental Mid Cap Growth ...................            6,583              2,283               (105)              2,178
Aggressive Balanced ..........................           11,010              1,015               (407)                608
Sovereign Bond ...............................          826,661              1,462            (27,764)            (26,302)
Emerging Markets Equity ......................           22,913              8,719               (654)              8,065
International Equity Index ...................          178,859             68,439            (12,918)             55,521
Global Equity ................................           17,019              5,600             (1,416)              4,184
International Equity .........................            9,914              2,262               (310)              1,952
Small Cap Growth .............................          119,714             61,524             (2,928)             58,596
International Balanced .......................           28,584              3,685             (1,617)              2,068
Mid Cap Growth ...............................          273,245            176,307             (6,276)            170,031
Mid Cap Blend ................................            5,375                593               (291)                302
Large Cap Value ..............................          145,430             16,254            (12,238)              4,016
Large Cap Value CORE .........................            5,647                418               (349)                 69
Large/Mid Cap Value ..........................            5,676                500               (288)                212
Money Market .................................          449,739               None               None                None
Mid Cap Value ................................           85,350             10,833             (6,320)              4,513
Small/Mid Cap Growth .........................          168,379             21,205            (15,710)              5,495
Bond Index ...................................           39,592                  7             (2,274)             (2,267)
Large Cap Aggressive Growth ..................           12,447              2,603               (486)              2,117
Small/Mid Cap CORE ...........................            7,110              1,430               (591)                839
Small/Mid Cap Value ..........................            5,291                404               (345)                 59
Real Estate Equity ...........................          126,926              7,385            (10,358)             (2,973)
Growth & Income ..............................        3,060,142          1,262,994           (107,226)          1,155,768
Managed ......................................        2,863,327            613,036           (105,324)            507,712
Short-Term Bond ..............................           66,313                  9             (1,402)             (1,393)
Small Cap Value ..............................           67,971              5,104             (6,887)             (1,784)
International Opportunities ..................           55,043             23,812             (2,418)             21,394
Equity Index .................................          364,620            112,428            (21,303)             91,125
High Yield Bond ..............................           19,451                446             (1,235)               (789)
Global Bond ..................................           71,639                201             (3,559)             (3,358)

     During the year ended December 31, 1999, reclassifications have been made in each Portfolio's capital accounts to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 1999. These permanent reclassifications are primarily attributable to differences in the treatment of foreign currency gains and losses, net operating losses and return of capital under federal tax rules versus generally accepted accounting principles. Net assets were not affected by these reclassifications.

NOTE E--FORWARD FOREIGN CURRENCY CONTRACTS

     As of December 31, 1999 the Emerging Markets Equity, International Equity Index, Global Equity, International Balanced, Mid Cap Growth, Managed and Global Bond Portfolios had open forward foreign currency contracts which contractually obligate the Portfolio to deliver or receive currencies at a specified date, as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
(000's Omitted)

NOTE E--FORWARD FOREIGN CURRENCY CONTRACTS--CONTINUED

EMERGING MARKETS EQUITY PORTFOLIO

                                   Maturity                     Net Unrealized
          Currency Sold              Date     Cost     Value     Appreciation
-------------------------------    --------  -------  -------   --------------
Greek Drachma ..........  5,958    01/03/00    $18      $18           $0
       Currency Purchased
-------------------------------
South African Rand .....    110    01/06/00    $18      $18           $0

INTERNATIONAL EQUITY INDEX PORTFOLIO

                                                                Net Unrealized
                                   Maturity                     Appreciation/
          Currency Sold              Date     Cost     Value    (Depreciation)
--------------------------------   --------  -------  -------  ----------------
Euro Dollar ............     485   03/17/00  $  492   $  491        $  1
Euro Dollar ............     215   03/31/00     220      218           2
Japanese Yen ...........  70,390   03/09/00     696      697          (1)
Pound Sterling .........     138   03/17/00     222      222           0
                                                                    ----
                                                                       2
                                                                    ----
       Currency Purchased
--------------------------------
Euro Dollar ............   2,204   03/17/00  $2,244   $2,233        $(11)
Euro Dollar ............   1,796   03/31/00   1,825    1,821          (4)
Japanese Yen ........... 363,474   03/09/00   3,593    3,597           4
Pound Sterling .........   1,084   03/17/00   1,751    1,751           0
                                                                    ----
                                                                     (11)
                                                                    ----
                                                                    $ (9)
                                                                    ====

INTERNATIONAL BALANCED PORTFOLIO

                                                                Net Unrealized
                                   Maturity                     Appreciation/
          Currency Sold              Date     Cost     Value    (Depreciation)
--------------------------------   --------  -------  -------  ----------------
Canadian Dollar ........   5,100   03/27/00  $3,472   $3,540        $ (68)
Danish Krone ...........   4,800   03/27/00     680      653           27
Euro Dollar ............   2,100   03/27/00   2,181    2,129           52
Pound Sterling .........   1,700   03/27/00   2,759    2,746           13
Japanese Yen ........... 297,000   03/27/00   2,930    2,948          (18)
Swiss Franc ............     200   03/27/00     132      127            5
                                                                    -----
                                                                       11
                                                                    -----
       Currency Purchased
--------------------------------
Australian Dollar ......   1,200   03/27/00  $  777   $  789        $  12
Canadian Dollar ........   4,400   03/27/00   3,012    3,055           43
Danish Krone ...........   1,000   03/27/00     143      136           (7)
Euro Dollar ............   4,500   03/27/00   4,725    4,562         (163)
Japanese Yen ........... 280,000   03/27/00   2,700    2,779           79
Pound Sterling .........     400   03/27/00     656      646          (10)
Swiss Franc ............   1,000   03/27/00     662      634          (28)
                                                                    -----
                                                                      (74)
                                                                    -----
                                                                    $ (63)
                                                                    =====

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
(000's Omitted)

NOTE E--FORWARD FOREIGN CURRENCY CONTRACTS--CONTINUED

MID CAP GROWTH PORTFOLIO

                                       Maturity                        Net Unrealized
          Currency Sold                  Date       Cost     Value      Appreciation
----------------------------------     --------   --------  --------   --------------
Pound Sterling ......           12     01/04/00        $19       $19           $0

MANAGED PORTFOLIO

                                                                       Net Unrealized
                                       Maturity                         Appreciation/
          Currency Sold                  Date       Cost      Value     (Depreciation)
----------------------------------     --------   ---------  --------  ---------------
Australian Dollar ...        4,011     02/03/00   $  2,642  $  2,634      $     8
Canadian Dollar .....       16,784     02/03/00     11,516    11,637         (121)
Danish Krone ........       36,855     02/03/00      5,274     4,999          275
Euro Dollar .........      128,044     02/03/00    136,408   129,311        7,097
Euro Dollar .........       24,455     02/04/00     26,268    24,699        1,569
Euro Dollar .........       55,978     02/07/00     59,014    56,550        2,464
Japanese Yen ........    9,946,818     02/03/00     95,620    97,909       (2,289)
Japanese Yen ........   12,386,651     02/04/00    118,702   121,944       (3,242)
Pound Sterling ......       14,363     02/03/00     23,705    23,204          501
Pound Sterling ......       10,087     02/04/00     16,539    16,296          243
Pound Sterling ......       15,212     02/07/00     24,459    24,576         (117)
Swedish Krona .......       38,729     02/03/00      4,764     4,562          202
Swiss Franc .........       63,976     02/04/00     43,156    40,352        2,804
Swiss Franc .........       63,852     02/07/00     42,122    40,288        1,834
                                                                          -------
                                                                           11,228
                                                                          -------
        Currency Purchased
----------------------------------
Australian Dollar ...        1,178     02/03/00   $    761  $    774      $    13
Canadian Dollar .....        4,306     02/03/00      2,931     2,985           54
Danish Krone ........       11,199     02/03/00      1,553     1,519          (34)
Euro Dollar .........       28,532     02/03/00     29,500    28,815         (685)
Euro Dollar .........       24,464     02/04/00     26,268    24,708       (1,560)
Euro Dollar .........       35,317     02/07/00     37,198    35,678       (1,520)
Japanese Yen ........    2,055,261     02/03/00     20,161    20,231           70
Japanese Yen ........   14,580,192     02/04/00    140,518   143,539        3,021
Pound Sterling ......        3,434     02/03/00      5,550     5,547           (3)
Pound Sterling ......       10,049     02/04/00     16,538    16,234         (304)
Pound Sterling ......       15,103     02/07/00     24,458    24,398          (60)
Swedish Krona .......        6,684     02/03/00        798       787          (11)
Swiss Franc .........       63,628     02/04/00     43,156    40,133       (3,023)
Swiss Franc .........       31,117     02/07/00     20,306    19,633         (673)
                                                                          -------
                                                                           (4,715)
                                                                          -------
                                                                          $ 6,513
                                                                          =======

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
(000's Omitted)

NOTE E--FORWARD FOREIGN CURRENCY CONTRACTS--CONTINUED
GLOBAL BOND PORTFOLIO

                                                                Net Unrealized
                                   Maturity                     Appreciation/
          Currency Sold              Date     Cost     Value    (Depreciation)
--------------------------------   --------  -------  -------  ----------------
Canadian Dollar ......     2,407   01/19/00  $ 1,647  $ 1,669      $  (22)
Euro Dollar ..........    28,000   01/19/00   29,481   28,245       1,236
Japanese Yen .........   578,409   01/19/00    5,596    5,679         (83)
Pound Sterling .......     3,019   01/19/00    4,969    4,877          92
Swedish Krona ........    26,582   01/19/00    3,218    3,128          90
                                                                   ------
                                                                    1,313
                                                                   ------
       Currency Purchased
--------------------------------
Euro Dollar ..........       139   01/19/00  $   141  $   140      $   (1)
Pound Sterling .......       783   01/19/00    1,271    1,264          (7)
                                                                   ------
                                                                       (8)
                                                                   ------
                                                                   $1,305
                                                                   ======

JOHN HANCOCK VARIABLE SERIES TRUST I

December 31, 1999
--------------------------------------------------------------------------------
(000's Omitted)

NOTE F--OTHER MATTERS--(UNAUDITED)

     Section 30 and Rule 30d-1(b) under the Investment Company Act of 1940, as amended, requires registered management investment companies to furnish information relating to any matter submitted during the reporting period to a vote of Shareholders of the Fund. John Hancock Variable Series Trust I solicited a vote at special meetings of Contractowner/Policyholders held on August 20, 1999 and November 20, 1999 on the following matters:


                                                    For    Against    Abstain
                                                    ---    -------    -------
FOR THE SMALL/MID CAP GROWTH FUND 8/20/99:
1.   To approve the revision of the
     investment strategy of the
     Diversified Mid Cap Growth
     Portfolio of the Series Trust to
     reflect a focus on investments on
     stocks having a small to mid-sized
     market capitalization; to rename
     the Portfolio the "Small/Mid Cap
     Growth Fund"; and to approve a new
     sub-investment management
     agreement appointing Wellington
     Management Company, LLP as the
     Fund's sub-investment manager. The
     resolution was adopted by,                     82%       3%        15%

                                                    For    Against    Abstain
                                                    ---    -------    -------
FOR THE EMERGING MARKETS EQUITY FUND 11/19/99:

1.   To approve the termination of the
     sub-investment management agreement
     with Montgomery Asset Management,
     LLC, effective August 1, 1999; and
     to approve a new sub-investment
     management agreement appointing
     Morgan Stanley Dean Witter Investment
     Management, Inc. as the Fund's
     sub-investment manager.                        84%       1%        15%

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Contractowners, Policyholders,
and Board of Trustees of
John Hancock Variable Series Trust I

  We have audited the accompanying statement of assets and liabilities, including the schedules of investments, of John Hancock Variable Series Trust I (the Fund) (comprising, respectively, the Large Cap Growth, Sovereign Bond, Emerging Markets Equity, International Equity Index, Global Equity, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth (formerly, Diversified Mid Cap Growth), Bond Index, Small/Mid Cap Core, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Value, International Opportunities, Equity Index, High Yield Bond, Global Bond (formerly, Strategic Bond), Large Cap Aggressive Growth, Small/Mid Cap Value, Large Cap Value CORE, International Equity, Mid Cap Blend, Aggressive Balanced, Fundamental Mid Cap Growth, and Large/Mid Cap Value Portfolios) as of December 31, 1999, and the related statements of operations for the period then ended, and the statement of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian or brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting John Hancock Variable Series Trust I at December 31, 1999, the results of their operations for the period then ended, and the changes in their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.

                                                          /s/ Ernst & Young LLP

Boston, Massachusetts
February 10, 2000

                             Officers and Trustees

                          Michele G. Van Leer, Chairman
                   Thomas J. Lee, President and Vice Chairman
                          Karen Q. Visconti, Secretary
                       Arnold Bergman, Assistant Secretary
                           Raymond F. Skiba, Treasurer
                      Maryellen Maurer, Compliance Officer
                          Patrick F. Smith, Controller
                      Paula M. Pashko, Assistant Controller
                                Elizabeth G. Cook
                               William H. Dykstra
                            Reverend Diane C. Kessler
                               Robert F. Verdonck


                               Investment Adviser

                   John Hancock Mutual Life Insurance Company
                               John Hancock Place
                                  P.O. Box 111
                                Boston, MA 02117


                              Independent Auditors

                                Ernst & Young LLP
                              200 Clarendon Street
                                Boston, MA 02116


                            Sub-Investment Advisers

           Independence Investment Associates, Inc. and subsidiaries
                                 53 State Street
                                Boston, MA 02109

                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                               New York, NY 10105

                    The Boston Company Asset Management, LLC
                                One Boston Place
                                Boston, MA 02108

                             Brinson Partners, Inc.
                            209 South La Salle Street
                             Chicago, IL 60604-1295

                         Goldman Sachs Asset Management
                                   32 Old Slip
                               New York, NY 10005

                                  INVESCO, Inc.
                               101 Federal Street
                                Boston, MA 02110

                     J.P. Morgan Investment Management Inc.
                                522 Fifth Avenue
                               New York, NY 10036

                                      Janus
                               100 Fillmore Street
                              Denver, CO 80206-4928

                           Mellon Bond Associates, LLP
                       One Mellon Bank Center, Suite 5400
                            Pittsburgh, PA 15258-0001

                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                                Boston, MA 02199

                         Morgan Stanley Asset Management
                           1221 Avenue of the Americas
                               New York, NY 10020

                              Neuberger Berman, LLC
                                605 Third Avenue
                             New York, NY 10158-3698

                                OppenheimerFunds
                             Two World Trade Center
                             New York, NY 10048-0203

                     Rowe Price-Fleming International, Inc.
                              100 East Pratt Street
                               Baltimore, MD 21202

                        Scudder Kemper Investments, Inc.
                                 345 Park Avenue
                             New York, NY 10154-0010

                          State Street Global Advisors
                             Two International Place
                                Boston, MA 02110

                         T. Rowe Price Associates, Inc.
                              100 East Pratt Street
                               Baltimore, MD 21202

                       Wellington Management Company, LLP
                                 75 State Street
                              Boston,  MA  02109

                            [LOGO OF JOHN HANCOCK]




The Variable Series Trust consists of 31 funds used as investment options for various John Hancock variable life and variable annuity contracts. This report must be accompanied by the required prospectus and the most current quarterly performance report for the contract offered. Investors are not able to invest directly in the Variable Series Trust.

Not all of the funds described in this report are available on every product. Please refer to the prospectus for additional information about the investment options on your variable product.




                     John Hancock Life Insurance Company
   John Hancock Variable Life Insurance Company (not licensed in New York)
                  Signator Investors Inc., Member NASD, SIPC
                          Boston, Massachusetts 02117
                               www.jhancock.com

S8128 2/00                                                        [LOGO OF IMSA]